UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Access Fixed Income ETFs
Access Emerging Markets USD Bond ETF (GEMD)
Access High Yield Corporate Bond ETF (GHYB)
Access Inflation Protected USD Bond ETF (GTIP)
Access Investment Grade Corporate 1-5 Year Bond ETF (GSIG)
Access Investment Grade Corporate Bond ETF (GIGB)
Access Treasury 0-1 Year ETF (GBIL)
Access U.S. Aggregate Bond ETF (GCOR)
Access Ultra Short Bond ETF (GSST)

Goldman Sachs Access Fixed Income ETFs

∎	ACCESS EMERGING MARKETS USD BOND ETF

∎	ACCESS HIGH YIELD CORPORATE BOND ETF

∎	ACCESS INFLATION PROTECTED USD BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE BOND ETF

∎	ACCESS TREASURY 0-1 YEAR ETF

∎	ACCESS U.S. AGGREGATE BOND ETF

∎	ACCESS ULTRA SHORT BOND ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Access Fixed Income ETFs

The following are highlights both of key factors affecting the fixed income market and of any key changes made to the Goldman Sachs Access Fixed Income ETFs (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for the Goldman Sachs Access Ultra Short Bond ETF, an actively managed ETF, explaining its performance relative to its benchmark during the Reporting Period. A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Government and non-government bonds broadly recorded negative returns during the Reporting Period, with emerging markets debt and U.S. investment grade corporate bonds among the weakest performing fixed income sectors.

•

Inflation rose in both developed and emerging economies, driven by supply-and-demand imbalances, higher energy prices and the effects of economic reopening amid the persistent overhangs of the COVID-19 pandemic. Inflation surged to new multi-decade highs in February 2022, with energy and commodity prices in particular jumping in response to Russia’s invasion of Ukraine.

•	Citing inflation and strong labor data, developed markets’ central banks delivered or hinted at sooner than previously consensus expected monetary policy normalization.

•

In the U.S., the Federal Reserve (the “Fed”) began scaling back its asset purchase program and then accelerated the pace of its tapering. U.S. policymakers additionally hinted they might raise interest rates in March 2022 in the Fed’s first federal funds rate increase since the end of 2018.

•

Government bond yields generally rose during the Reporting Period in anticipation of central bank action, though investors began pricing in less cumulative monetary policy tightening following escalation of the Russia/Ukraine conflict at the end of February 2022.

Fund Changes and Highlights

Goldman Sachs Access Emerging Markets USD Bond ETF

•	The Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) launched on February 15, 2022.

•	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs Emerging Markets USD Bond Index (the “Index”).

•

The Index employs a transparent process designed to identify an investable universe, then eliminates a subset of issuers with deteriorating fundamentals to potentially offer improved exposure to U.S. dollar-denominated emerging markets bonds.

•

Excluding a subset of issuers with deteriorating fundamentals, i.e., worsening Governance, Import Coverage Ratio and Inflation, can help reduce exposure to issuers more likely to underperform and experience higher volatility. This approach can help deliver smoother performance over the course of a market cycle.

•

Effective February 17, 2022, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, implemented a management fee waiver to achieve an effective net management fee rate of 0.00% as an annual percentage rate of average daily net assets of the Fund through at least February 17, 2023.

1

MARKET REVIEW

Goldman Sachs Access Ultra Short Bond ETF

•

The Fund underperformed its benchmark, the FTSE Three-Month U.S. Treasury Bill Index, during the Reporting Period, driven primarily by duration and yield curve positioning, as well as by sector allocation positioning, which more than offset the positive contributions from security selection.

•

The Fund had a longer duration than the FTSE Three-Month U.S. Treasury Bill Index, and yield curve positioning included longer maturities than the benchmark. As interest rates increased during the Reporting Period, this positioning hurt.

•

Sector positioning included allocations to corporate credit and agency mortgage-backed securities, which detracted from relative results, as spreads, or yield differentials of these sectors to duration-equivalent U.S. Treasuries, widened during the Reporting Period.

2

FUND BASICS

Access Emerging Markets USD Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$47.14
Net Asset Value (NAV)[1]	$46.81

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

February 15, 2022–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Emerging Markets USD Bond Index
Shares	-5.80%	-5.12%	-6.17%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The Fund is newly incepted and does not have a substantial track record. The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Qatar Government International Bond, 9.75%, 06/15/30	1.1%	Sovereign
Ecuador Government International Bond, 1.00%, 07/31/35	1.0	Sovereign
Indonesia Government International Bond, 8.50%, 10/12/35	1.0	Sovereign
Indonesia Government International Bond, 7.75%, 01/17/38	1.0	Sovereign
Bahrain Government International Bond, 7.38%, 05/14/30	1.0	Sovereign
Qatar Government International Bond, 5.10%, 04/23/48	0.9	Sovereign
Jamaica Government International Bond, 8.00%, 03/15/39	0.9	Sovereign
Qatar Government International Bond, 4.82%, 03/14/49	0.9	Sovereign
Uruguay Government International Bond, 5.10%, 06/18/50	0.9	Sovereign
Saudi Government International Bond, 5.00%, 04/17/49	0.9	Sovereign

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[5]

Sector Name	Fund

Government	88.37%
Energy	8.62
Industrials	0.68
Utilities	0.45
Financials	0.37

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Access High Yield Corporate Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$47.82
Net Asset Value (NAV)[1]	$47.80

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs High Yield Corporate Bond Index[3]	Bloomberg High Yield Very Liquid Index[4]
Shares	-3.03%	-2.95%	-2.85%	-3.11%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays High Yield Very Liquid Index (VLI) is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed-rate corporate bond market.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

TransDigm, Inc., 6.25%, 03/15/26	0.7%	Aerospace & Defense
Lumen Technologies, Inc., 5.13%, 12/15/26	0.7	Wirelines
Sirius XM Radio, Inc., 4.00%, 07/15/28	0.6	Broadcasting
Carnival Corp., 4.00%, 08/01/28	0.6	Consumer Cyclical
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.6	Transportation
WESCO Distribution, Inc., 7.25%, 06/15/28	0.5	Distribution & Logistics
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29	0.5	Consumer Noncyclical
EQT Corp., 3.90%, 10/01/27	0.5	Energy
Howmet Aerospace, Inc., 5.13%, 10/01/24	0.5	Aerospace & Defense
Weatherford International Ltd., 6.50%, 09/15/28	0.4	Energy

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[6]

Sector Name	Fund

Consumer, Cyclical	21.77%
Telecommunication Services	17.34
Consumer, Non-cyclical	15.92
Energy	15.08
Financials	9.17
Industrials	8.69
Utilities	3.25
Information Technology	3.15
Materials	2.79
Investment Company	1.37

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Access Inflation Protected USD Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$57.56
Net Asset Value (NAV)[1]	$57.43

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index[3]
Shares	0.13%	0.34%	0.24%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets[5]	Line of Business

U.S. Treasury Inflation Indexed Bond, 0.50%, 01/15/28	8.3%	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/27	7.6	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 10/15/25	6.9	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 10/15/24	6.8	Government
U.S. Treasury Inflation Indexed Bond, 2.13%, 02/15/40	6.8	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 01/15/30	6.5	Government
U.S. Treasury Inflation Indexed Bond, 0.63%, 01/15/24	5.6	Government
U.S. Treasury Inflation Indexed Bond, 0.63%, 01/15/26	5.2	Government
U.S. Treasury Inflation Indexed Bond, 0.25%, 01/15/25	5.1	Government
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42	4.7	Government

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

SECTOR ALLOCATION AS OF 2/28/22[6]

Sector Name	Fund

Government	99.68%
Investment Company	0.08

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Access Investment Grade Corporate 1-5 Year Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$48.57
Net Asset Value (NAV)[1]	$48.53

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index[3]
Shares	-2.93%	-2.89%	-2.86%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business
Cooperatieve Rabobank UA, Series MTN, 3.38%, 05/21/25	1.3%	Banks
Mitsubishi UFJ Financial Group, Inc., 2.80%, 07/18/24	1.3	Banks
Barclays PLC, 4.34%, 05/16/24	1.3	Banks
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1.2	Banks
Santander UK Group Holdings PLC, 1.53%, 08/21/26	1.2	Banks
HSBC Holdings PLC, 4.30%, 03/08/26	1.2	Banks
Citigroup, Inc., 1.68%, 05/15/24	1.2	Banks
Banco Santander SA, 2.75%, 05/28/25	1.0	Banks
Lloyds Banking Group PLC, 2.44%, 02/05/26	1.0	Banks
Morgan Stanley, 3.74%, 04/24/24	1.0	Banks

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[5]

Sector Name	Fund

Financials	44.68%
Consumer, Non-cyclical	10.13
Energy	8.90
Consumer, Cyclical	7.96
Information Technology	7.54
Telecommunication Services	7.06
Industrials	7.00
Utilities	4.07
Materials	1.08
Investment Company	0.54

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Access Investment Grade Corporate Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$51.24
Net Asset Value (NAV)[1]	$51.20

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2022-February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Investment Grade Corporate Bond Index[3]	Bloomberg US Corporate Investment Grade Index[4]
Shares	-6.26%	-6.12%	-6.18%	-6.08%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business	Country
GE Capital International Funding Co. Unlimited, 4.42%, 11/15/35	0.5%	Financial Company	United States
Morgan Stanley, Series GMTN, 2.70%, 01/22/31	0.3	Banks	United States
AbbVie, Inc., 3.60%, 05/14/25	0.3	Consumer Noncyclical	United States
Wells Fargo & Co., Series MTN, 2.88%, 10/30/30	0.3	Banks	United States
Toronto-Dominion Bank (The), Series GMTN, 3.50%, 07/19/23	0.3	Banks	Canada
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.3	Food and Beverage	Belgium
AT&T, Inc., 3.55%, 09/15/55	0.3	Wireless	United States
Wells Fargo & Co., Series MTN, 5.01%, 04/04/51	0.3	Banks	United States
Ares Capital Corp., 4.20%, 06/10/24	0.2	Financial Company	United States
Bank of Montreal, 3.80%, 12/15/32	0.2	Banks	Canada

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[6]

Sector Name	Fund

Financials	34.00%
Consumer, Non-cyclical	16.20
Telecommunication Services	13.97
Information Technology	10.65
Energy	9.17
Industrials	5.83
Consumer, Cyclical	5.57
Utilities	1.86
Materials	1.58
Investment Company	0.19

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Access Treasury 0-1 Year ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$99.97
Net Asset Value (NAV)[1]	$99.97

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE US Treasury 0-1 Year Composite Select Index[3]
Shares	-0.12%	-0.11%	-0.05%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by FTSE without regard to the Fund. It is not possible to invest directly in an unmanaged index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

13

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	Maturity Date	% of Net Assets[5]

U.S. Treasury Bill, 0.20%	04/26/22	8.7%
U.S. Treasury Bill, 0.05%	03/01/22	6.5
U.S. Treasury Bill, 0.15%	04/12/22	6.4
U.S. Treasury Bill, 0.07%	04/07/22	5.9
U.S. Treasury Note, 1.00%	01/15/23	5.3
U.S. Treasury Bill, 0.10%	05/26/22	4.9
U.S. Treasury Bill, 0.32%	06/16/22	4.6
U.S. Treasury Bill, 0.08%	05/05/22	4.5
U.S. Treasury Bill, 0.33%	05/26/22	4.4
U.S. Treasury Bill, 0.41%	06/16/22	3.9

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

SECTOR ALLOCATION AS OF 2/28/22[6]

Sector Name	Fund
Government	107.34%

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Access U.S. Aggregate Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$46.94
Net Asset Value (NAV)[1]	$47.00

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs US Broad Bond Market Index[3]
Shares	-4.39%	-4.48%	-4.49%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The Index Provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

15

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets
U.S. Treasury Note, 2.00%, 11/15/26	8.9%
Federal National Mortgage Association, 2.00%	6.8
U.S. Treasury Note, 2.13%, 05/31/26	6.6
U.S. Treasury Note, 2.00%, 02/15/25	3.7
U.S. Treasury Note, 2.75%, 02/15/28	3.4
Federal National Mortgage Association, 2.50%	3.1
U.S. Treasury Note, 2.50%, 01/31/25	3.0
U.S. Treasury Note, 1.50%, 02/15/30	3.0
U.S. Treasury Note, 2.88%, 08/15/28	2.9
Federal National Mortgage Association, 3.00%	2.8

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[5]

Sector Name	Fund

Mortgage-Backed Securities	27.31%
U.S. Treasury Notes	27.16
Investment Company	24.53
Corporate Obligations	21.26
U.S. Treasury Bonds	8.21
U.S. Treasury Obligations	7.57
Foreign Corporate Debt	5.34
Foreign Debt Obligations	2.63

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

16

FUND BASICS

Access Ultra Short Bond ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$50.36
Net Asset Value (NAV)[1]	$50.36

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Three-Month U.S. Treasury Bill Index[3]
Shares	-0.36%	-0.36%	0.03%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The FTSE Three-Month U.S. Treasury Bill Index is intended to track the daily performance of three-month U.S. Treasury bills. The index is designed to operate as a reference rate for a series of funds. The Fund does not attempt to track an index and takes a more active approach.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

17

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets

FNMA REMIC, Class AF, Series 2015-66, 0.44%, 09/25/45	2.9%
FNMA REMIC, Class BM, Series 2020-6347, 2.03%, 02/01/41	2.9
FHLMC REMIC, Class F, Series 2019-4944, 0.64%, 01/25/50	2.7
U.S. Treasury Floating Rate Note, 0.42%, 10/31/23	2.5
FHLMC REMIC, 2.21%, 01/01/46	2.5
U.S. Treasury Floating Rate Note, 0.41%, 04/30/23	1.5
FNMA REMIC, Class AF, Series 2016-67, 0.59%, 09/25/46	1.2
FHLMC REMIC, 2.08%, 10/01/43	1.1
Royal Bank of Canada, Series GMTN, 0.49%, 01/21/25	1.1
U.S. Treasury Bill, 0.68%, 09/01/22	1.1

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/28/22[5]

Sector Name	Fund

Mortgage-Backed Securities	33.08%
Corporate Obligations	20.38
Asset-Backed Securities	18.53
Foreign Corporate Debt	17.62
Investment Company	7.66
U.S. Treasury Notes	5.74
Certificate of Deposits	1.20
U.S. Treasury Bill	1.12
Commercial Paper	0.56

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 88.0%
Sovereign – 88.0%
Bahrain Government International Bond (Bahrain)
$350,000	7.000%		01/26/26	$376,334
425,000	7.375		05/14/30	452,070
325,000	6.000		09/19/44	272,594
Brazilian Government International Bond (Brazil)
350,000	4.250		01/07/25	363,563
250,000	8.750		02/04/25	296,250
125,000	10.125		05/15/27	163,281
250,000	4.625		01/13/28	254,459
100,000	8.250		01/20/34	125,375
150,000	7.125		01/20/37	171,937
200,000	5.625		01/07/41	193,500
225,000	5.000		01/27/45	198,000
275,000	4.750		01/14/50	228,594
Colombia Government International Bond (Colombia)
275,000	8.125		05/21/24	304,592
300,000	3.875		04/25/27	288,035
225,000	3.000		01/30/30	192,361
250,000	3.125		04/15/31	210,846
250,000	3.250		04/22/32	208,207
200,000	7.375		09/18/37	222,691
300,000	6.125		01/18/41	292,396
275,000	5.625		02/26/44	248,002
350,000	5.000		06/15/45	291,797
325,000	5.200		05/15/49	274,894
Costa Rica Government International Bond (Costa Rica)
250,000	6.125		02/19/31	248,125
200,000	7.158		03/12/45	194,750
Croatia Government International Bond (Croatia)
350,000	6.000		01/26/24	373,625
Dominican Republic International Bond (Dominican Republic)
250,000	5.950		01/25/27	260,625
225,000	6.000		07/19/28	233,437
225,000	4.500		01/30/30	209,250
175,000	7.450		04/30/44	184,844
225,000	6.850		01/27/45	222,188
200,000	6.500		02/15/48	189,500
200,000	6.400		06/05/49	187,250
300,000	5.875		01/30/60	255,000
Ecuador Government International Bond(a) (Ecuador)
350,000	5.000		07/31/30	308,438
700,000	1.000		07/31/35	485,625
350,000	0.500		07/31/40	214,375
El Salvador Government International Bond (El Salvador)
150,000	5.875		01/30/25	91,312
175,000	6.375		01/18/27	97,563
100,000	8.625		02/28/29	55,500
100,000	8.250		04/10/32	57,000
175,000	7.650		06/15/35	91,437
Ghana Government International Bond (Ghana)
350,000	8.125		01/18/26	274,750
350,000	6.375		02/11/27	245,438
300,000	8.125		03/26/32	202,875
275,000	8.950		03/26/51	180,812
Guatemala Government Bond (Guatemala)
325,000	4.375		06/05/27	327,438
200,000	6.125		06/01/50	205,000

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Government International Bond (Indonesia)
350,000	2.850		02/14/30	346,480
325,000	8.500		10/12/35	475,719
325,000	7.750		01/17/38	453,362
300,000	4.200		10/15/50	308,401
275,000	3.050		03/12/51	246,253
Iraq International Bond (Iraq)
262,500	5.800		01/15/28	253,313
Ivory Coast Government International Bond(a) (Ivory Coast)
229,931	5.750		12/31/32	224,757
Jamaica Government International Bond (Jamaica)
325,000	8.000		03/15/39	429,000
Jordan Government International Bond (Jordan)
350,000	5.850		07/07/30	329,707
Kazakhstan Government International Bond (Kazakhstan)
350,000	5.125		07/21/25	375,515
225,000	6.500		07/21/45	269,186
Kuwait International Government Bond (Kuwait)
350,000	3.500		03/20/27	370,305
Mexico Government International Bond (Mexico)
325,000	4.500		04/22/29	345,511
150,000	6.050		01/11/40	171,662
150,000	5.550		01/21/45	164,849
Mexico Government International Bond, MTN (Mexico)
150,000	8.300		08/15/31	206,364
75,000	7.500		04/08/33	99,718
75,000	6.750		09/27/34	92,301
150,000	4.750		03/08/44	148,983
Mexico Government International Bond, GMTN (Mexico)
100,000	5.750		10/12/10	102,366
Morocco Government International Bond (Morocco)
350,000	4.000		12/15/50	278,645
Nigeria Government International Bond (Nigeria)
300,000	6.500		11/28/27	286,759
250,000	6.125	(b)	09/28/28	228,125
275,000	7.143		02/23/30	258,952
275,000	7.875		02/16/32	254,612
200,000	7.696		02/23/38	169,711
Oman Government International Bond (Oman)
200,000	4.875		02/01/25	204,165
200,000	4.750		06/15/26	200,824
275,000	5.375		03/08/27	280,035
325,000	5.625		01/17/28	332,324
325,000	6.500		03/08/47	305,716
350,000	6.750		01/17/48	336,707
Pakistan Government International Bond (Pakistan)
350,000	6.875		12/05/27	326,639
300,000	7.375		04/08/31	258,083
Panama Government International Bond (Panama)
350,000	7.125		01/29/26	404,250
150,000	8.875		09/30/27	194,625
150,000	9.375		04/01/29	204,375
250,000	6.700		01/26/36	305,625
250,000	4.500		04/16/50	242,188
200,000	4.300		04/29/53	186,000
275,000	4.500		04/01/56	263,312
325,000	3.870		07/23/60	276,656

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Paraguay Government International Bond (Paraguay)
$350,000	5.000%	04/15/26	$364,219
225,000	5.400	03/30/50	218,250
Pertamina Persero PT (Indonesia)
250,000	6.000	05/03/42	276,250
Peruvian Government International Bond (Peru)
100,000	7.350	07/21/25	114,988
200,000	2.392	01/23/26	196,093
375,000	2.783	01/23/31	354,432
200,000	8.750	11/21/33	291,986
200,000	3.000	01/15/34	184,246
125,000	6.550	03/14/37	158,670
150,000	3.300	03/11/41	134,222
250,000	3.550	03/10/51	227,547
250,000	2.780	12/01/60	191,052
150,000	3.600	01/15/72	125,349
150,000	3.230	07/28/21	111,339
Philippine Government International Bond (Philippines)
325,000	10.625	03/16/25	406,078
225,000	9.500	02/02/30	323,845
175,000	7.750	01/14/31	234,281
175,000	6.375	01/15/32	219,187
275,000	6.375	10/23/34	351,312
275,000	3.950	01/20/40	273,237
300,000	2.650	12/10/45	245,882
325,000	3.200	07/06/46	289,425
Qatar Government International Bond (Qatar)
350,000	3.750	04/16/30	377,615
350,000	9.750	06/15/30	528,244
350,000	5.103	04/23/48	438,816
350,000	4.817	03/14/49	424,111
Republic of Azerbaijan International Bond (Azerbaidjan)
275,000	4.750	03/18/24	285,313
Republic of Kenya Government International Bond (Kenya)
350,000	7.000	05/22/27	336,295
325,000	8.000	05/22/32	309,814
Republic of Poland Government International Bond (Poland)
350,000	4.000	01/22/24	361,541
200,000	3.250	04/06/26	207,232
Republic of South Africa Government International Bond (South Africa)
350,000	5.875	09/16/25	374,083
350,000	4.300	10/12/28	336,987
350,000	5.875	06/22/30	368,009
275,000	5.375	07/24/44	241,124
350,000	5.750	09/30/49	302,976
Romanian Government International Bond (Romania)
150,000	4.875	01/22/24	155,969
170,000	3.000	02/14/31	155,230
250,000	6.125	01/22/44	285,171
180,000	5.125	06/15/48	183,337
Russian Foreign Bond – Eurobond (Russia)
200,000	4.750	05/27/26	81,000
200,000	4.250	06/23/27	79,000
250,000	12.750	06/24/28	111,250
400,000	4.375	03/21/29	134,000

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Foreign Bond – Eurobond (Russia) – (continued)
400,000	5.100	03/28/35	128,000
400,000	5.625	04/04/42	132,000
200,000	5.250	06/23/47	65,000
Saudi Government International Bond (Saudi Arabia)
350,000	4.000	04/17/25	368,951
325,000	3.625	03/04/28	343,540
225,000	4.375	04/16/29	248,605
225,000	4.500	04/17/30	252,219
350,000	4.500	10/26/46	379,906
350,000	5.000	04/17/49	407,155
Senegal Government International Bond (Senegal)
250,000	6.750	03/13/48	212,813
Trinidad & Tobago Government International Bond (Trinidad and Tobago)
250,000	4.375	01/16/24	253,595
Turkey Government International Bond (Turkey)
325,000	6.350	08/10/24	322,290
325,000	5.600	11/14/24	315,832
350,000	7.375	02/05/25	353,747
325,000	4.875	10/09/26	290,521
200,000	11.875	01/15/30	243,986
150,000	8.000	02/14/34	149,730
250,000	6.875	03/17/36	219,061
150,000	7.250	03/05/38	135,426
225,000	6.750	05/30/40	187,930
300,000	4.875	04/16/43	206,809
UAE Government International Bond (United Arab Emirates)
350,000	2.000	10/19/31	332,985
Ukraine Government International Bond (Ukraine)
175,000	7.750	09/01/23	76,125
225,000	7.750	09/01/24	79,875
200,000	7.750	09/01/25	69,000
150,000	7.750	09/01/26	51,750
175,000	7.750	09/01/27	60,375
300,000	7.375	09/25/32	95,250
250,000	7.253	03/15/33	77,500
Uruguay Government International Bond (Uruguay)
350,000	4.500	08/14/24	361,884
75,000	7.875	01/15/33	103,875
100,000	7.625	03/21/36	141,750
125,000	4.125	11/20/45	135,156
350,000	5.100	06/18/50	413,219
300,000	4.975	04/20/55	352,500

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $44,313,633)			$41,175,382

Foreign Corporate Debt – 10.5%
Banks – 1.0%
Export-Import Bank of India (India)
$250,000	3.250%	01/15/30	$240,275
250,000	2.250	01/13/31	219,798

			460,073

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Electric – 0.8%
Comision Federal de Electricidad, MTN (Mexico)
$216,667	5.150%	07/13/47	$209,625
Power Sector Assets & Liabilities Management Corp. (Philippines)
150,000	7.390	12/02/24	170,250

			379,875

Oil Company-Exploration & Production – 0.7%
Pertamina Persero PT (Indonesia)
325,000	3.100	08/27/30	312,812

Oil Company-Integrated – 6.1%
Petrobras Global Finance BV (Brazil)
150,000	5.299	01/27/25	158,062
50,000	8.750	05/23/26	58,781
75,000	7.375	01/17/27	84,094
100,000	5.999	01/27/28	105,500
25,000	5.750	02/01/29	25,986
25,000	5.093	01/15/30	24,813
125,000	6.900	03/19/49	124,669
Petroleos Mexicanos (Mexico)
100,000	4.250	01/15/25	99,898
100,000	6.875	10/16/25	106,110
50,000	6.875	08/04/26	52,972
75,000	6.490	01/23/27	77,347
100,000	6.500	03/13/27	102,889
25,000	5.350	02/12/28	24,119
50,000	6.500	01/23/29	50,187
100,000	6.840	01/23/30	100,351
50,000	5.950	01/28/31	47,212
75,000	6.625	06/15/35	68,119
25,000	6.500	06/02/41	21,177
100,000	6.750	09/21/47	83,013
75,000	6.350	02/12/48	60,531
175,000	7.690	01/23/50	157,284
100,000	6.950	01/28/60	83,160
Qatar Energy (Qatar)
275,000	1.375	09/12/26	261,426
300,000	3.300	07/12/51	282,530
Saudi Arabian Oil Co. (Saudi Arabia)
300,000	2.875	04/16/24	301,305
300,000	4.375	04/16/49	321,082

			2,882,617

Oil Refining & Marketing – 0.7%
Petroleos del Peru SA (Peru)
325,000	4.750	06/19/32	312,219

Pipelines – 0.5%
Southern Gas Corridor CJSC (Azerbaidjan)
225,000	6.875	03/24/26	252,004

Foreign Corporate Debt – (continued)
Transportation – 0.7%
Indian Railway Finance Corp Ltd. (India)
350,000	2.800	02/10/31	319,855

TOTAL FOREIGN CORPORATE DEBT
(Cost $4,946,237)			$4,919,455

TOTAL INVESTMENTS – 98.5%
(Cost $49,259,870)			$46,094,837

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			715,464

NET ASSETS – 100.0%			$46,810,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.3%
Advertising – 1.6%
Clear Channel Outdoor Holdings, Inc.(a)
$500,000	5.125%		08/15/27	$500,000
275,000	7.500		06/01/29	284,625
Lamar Media Corp.
614,000	3.750		02/15/28	592,510
414,000	4.000		02/15/30	398,475
Nielsen Finance LLC / Nielsen Finance Co.(a)
555,000	5.625		10/01/28	534,881
684,000	5.875		10/01/30	660,060
Outfront Media Capital LLC / Outfront Media Capital Corp.(a)
384,000	6.250		06/15/25	399,600

				3,370,151

Aerospace & Defense – 2.5%
Howmet Aerospace, Inc.
920,000	5.125		10/01/24	966,602
600,000	6.875		05/01/25	662,250
Spirit AeroSystems, Inc.
550,000	4.600		06/15/28	528,000
TransDigm, Inc.
324,000	8.000	(a)	12/15/25	337,770
1,401,000	6.250	(a)	03/15/26	1,441,279
340,000	6.375		06/15/26	345,737
46,000	7.500		03/15/27	47,668
460,000	5.500		11/15/27	458,850
200,000	4.625		01/15/29	189,500
Wolverine Escrow LLC(a)
333,000	9.000		11/15/26	334,665

				5,312,321

Banks – 0.4%
Freedom Mortgage Corp.
353,000	8.250	(a)	04/15/25	352,559
460,000	7.625	(a)	05/01/26	441,600

				794,159

Basic Industry – 0.9%
Chemours Co. (The)(a)
499,000	5.750		11/15/28	491,515
Olin Corp.
300,000	5.625		08/01/29	314,250
230,000	5.000		02/01/30	233,450
SCIH Salt Holdings, Inc.(a)
360,000	6.625		05/01/29	341,100
Tronox, Inc.(a)
376,000	4.625		03/15/29	354,850
WR Grace Holdings LLC(a)
200,000	5.625		08/15/29	192,500

				1,927,665

Broadcasting – 3.8%
Diamond Sports Group LLC / Diamond Sports Finance Co.(a)
652,000	5.375		08/15/26	270,580
550,000	6.625		08/15/27	130,625
Gray Television, Inc.(a)
500,000	7.000		05/15/27	527,812

Corporate Obligations – (continued)
Broadcasting – (continued)
iHeartCommunications, Inc.
320,000	8.375		05/01/27	334,800
815,000	4.750	(a)	01/15/28	786,475
Nexstar Media, Inc.(a)
544,000	5.625		07/15/27	556,240
Scripps Escrow, Inc.(a)
154,000	5.875		07/15/27	153,615
Sinclair Television Group, Inc.(a)
600,000	4.125		12/01/30	538,500
Sirius XM Radio, Inc.(a)
200,000	5.000		08/01/27	203,000
1,380,000	4.000		07/15/28	1,326,525
650,000	3.875		09/01/31	599,625
TEGNA, Inc.
330,000	4.625		03/15/28	331,650
768,000	5.000		09/15/29	772,800
Terrier Media Buyer, Inc.(a)
308,000	8.875		12/15/27	318,010
Univision Communications, Inc.(a)
227,000	5.125		02/15/25	228,135
505,000	6.625		06/01/27	526,463
424,000	4.500		05/01/29	403,595

				8,008,450

Brokerage – 0.6%
Coinbase Global, Inc.(a)
200,000	3.375		10/01/28	182,250
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(a)
470,000	5.000		08/15/28	456,564
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(a)
580,000	4.750		06/15/29	559,700

				1,198,514

Building Materials – 0.8%
American Builders & Contractors Supply Co., Inc.(a)
593,000	4.000		01/15/28	581,881
Builders FirstSource, Inc.(a)
215,000	4.250		02/01/32	206,938
Standard Industries, Inc.(a)
384,000	4.375		07/15/30	363,314
484,000	3.375		01/15/31	433,190

				1,585,323

Capital Goods – 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(a)
400,000	5.250		08/15/27	379,321
200,000	5.250		08/15/27	189,661
ASP Unifrax Holdings, Inc.(a)
210,000	7.500		09/30/29	192,675
Ball Corp.
100,000	4.000		11/15/23	102,500
450,000	4.875		03/15/26	473,625
500,000	3.125		09/15/31	458,125
Crown Americas LLC / Crown Americas Capital Corp V
325,000	4.250		09/30/26	333,125

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Crown Americas LLC / Crown Americas Capital Corp. VI
$194,000	4.750%		02/01/26	$197,485
Flex Acquisition Co., Inc.(a)
130,000	6.875		01/15/25	130,177
243,000	7.875		07/15/26	251,834
Graham Packaging Co., Inc.(a)
164,000	7.125		08/15/28	158,670
Herc Holdings, Inc.(a)
560,000	5.500		07/15/27	576,800
LABL, Inc.(a)
203,000	6.750		07/15/26	204,523
309,000	10.500		07/15/27	318,656
Madison IAQ LLC(a)
490,000	5.875		06/30/29	444,675
Mauser Packaging Solutions Holding Co.(a)
458,000	5.500		04/15/24	456,855
Owens-Brockway Glass Container, Inc.(a)
133,000	5.875		08/15/23	136,990
Sealed Air Corp.(a)
295,000	4.875		12/01/22	298,319
130,000	5.125		12/01/24	135,362
200,000	5.500		09/15/25	210,000
204,000	6.875		07/15/33	235,620
Sensata Technologies BV(a)
336,000	4.875		10/15/23	344,400
314,000	5.000		10/01/25	324,205
Sensata Technologies, Inc.(a)
610,000	3.750		02/15/31	570,350

				7,123,953

Communications – 4.9%
AMC Networks, Inc.
88,000	5.000		04/01/24	87,945
424,000	4.750		08/01/25	423,205
CSC Holdings LLC(a)
700,000	5.500		04/15/27	701,313
250,000	5.375		02/01/28	244,375
250,000	7.500		04/01/28	250,000
440,000	6.500		02/01/29	444,400
500,000	5.750		01/15/30	445,000
200,000	4.125		12/01/30	181,500
500,000	4.625		12/01/30	415,000
200,000	3.375		02/15/31	170,000
500,000	4.500		11/15/31	451,875
250,000	5.000		11/15/31	208,281
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(a)
762,000	5.875		08/15/27	762,952
DISH DBS Corp.
602,000	5.000		03/15/23	607,644
454,000	5.875		11/15/24	454,568
486,000	7.750		07/01/26	492,075
350,000	5.250	(a)	12/01/26	343,000
110,000	7.375		07/01/28	103,606
300,000	5.750	(a)	12/01/28	288,000
561,000	5.125		06/01/29	474,746

Corporate Obligations – (continued)
Communications – (continued)
IHS Markit Ltd.(a)
533,000	4.750		02/15/25	564,314
564,000	4.000		03/01/26	596,430
Lions Gate Capital Holdings LLC(a)
200,000	5.500		04/15/29	190,250
Live Nation Entertainment, Inc.(a)
690,000	4.750		10/15/27	679,650
Radiate Holdco LLC / Radiate Finance, Inc.(a)
326,000	6.500		09/15/28	307,662
WMG Acquisition Corp.(a)
409,000	3.000		02/15/31	371,168

				10,258,959

Consumer Cyclical – 18.3%
ADT Security Corp. (The)(a)
394,000	4.125		08/01/29	370,360
356,000	4.875		07/15/32	335,530
Allison Transmission, Inc.(a)
484,000	3.750		01/30/31	447,700
AMC Entertainment Holdings, Inc.(a)(b) (PIK 12.000%, Cash 10.000%)
443,000	10.000		06/15/26	411,990
American Axle & Manufacturing, Inc.
420,000	6.875		07/01/28	433,650
230,000	5.000		10/01/29	217,637
Asbury Automotive Group, Inc.(a)
450,000	4.625		11/15/29	439,875
Bath & Body Works, Inc.
472,000	5.250		02/01/28	490,382
350,000	6.625	(a)	10/01/30	378,906
368,000	6.875		11/01/35	406,643
Boyd Gaming Corp.
108,000	4.750		12/01/27	108,207
410,000	4.750	(a)	06/15/31	404,875
Brink’s Co. (The)(a)
268,000	5.500		07/15/25	275,035
Caesars Entertainment, Inc.(a)
550,000	6.250		07/01/25	570,077
590,000	8.125		07/01/27	634,114
200,000	4.625		10/15/29	190,250
Carnival Corp.(a)
790,000	7.625		03/01/26	810,737
800,000	5.750		03/01/27	779,000
1,228,000	4.000		08/01/28	1,174,275
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op(a)
284,000	5.500		05/01/25	292,520
Century Communities, Inc.(a)
350,000	3.875		08/15/29	324,625
Churchill Downs, Inc.(a)
320,000	5.500		04/01/27	325,600
342,000	4.750		01/15/28	336,870
Clarios Global LP / Clarios US Finance Co.(a)
210,000	6.250		05/15/26	217,350
555,000	8.500		05/15/27	580,669

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Dana Financing Luxembourg Sarl(a)
$232,000	5.750%		04/15/25	$234,755
Dana, Inc.
400,000	5.625		06/15/28	411,000
202,000	4.250		09/01/30	191,269
Ford Motor Co.
370,000	9.000		04/22/25	429,329
175,000	4.346		12/08/26	179,156
448,000	6.625		10/01/28	507,037
385,000	7.450		07/16/31	479,065
Ford Motor Credit Co. LLC
670,000	3.087		01/09/23	673,068
500,000	4.375		08/06/23	508,296
380,000	5.584		03/18/24	397,198
500,000	5.125		06/16/25	521,168
200,000	4.134		08/04/25	202,486
200,000	4.542		08/01/26	206,218
400,000	4.271		01/09/27	405,613
825,000	3.815		11/02/27	820,759
420,000	5.113		05/03/29	448,924
Gap, Inc. (The)(a)
450,000	3.625		10/01/29	408,673
450,000	3.875		10/01/31	403,419
Goodyear Tire & Rubber Co. (The)
648,000	4.875		03/15/27	649,620
590,000	5.250		04/30/31	575,987
Hanesbrands, Inc.(a)
583,000	4.625		05/15/24	593,202
Hilton Domestic Operating Co., Inc.
250,000	3.750	(a)	05/01/29	241,749
300,000	4.875		01/15/30	308,625
250,000	4.000	(a)	05/01/31	245,145
682,000	3.625	(a)	02/15/32	648,489
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a)
200,000	5.000		06/01/29	197,500
IRB Holding Corp.(a)
555,000	7.000		06/15/25	582,056
Iron Mountain, Inc.(a)
366,000	4.875		09/15/27	366,457
397,000	5.250		03/15/28	397,993
640,000	5.250		07/15/30	636,000
543,000	4.500		02/15/31	510,420
Lithia Motors, Inc.(a)
300,000	3.875		06/01/29	294,750
MGM Resorts International
268,000	6.000		03/15/23	276,710
65,000	5.750		06/15/25	67,600
334,000	4.625		09/01/26	336,505
229,000	5.500		04/15/27	237,015
250,000	4.750		10/15/28	250,625
Michaels Cos., Inc. (The)(a)
612,000	7.875		05/01/29	535,500
Mohegan Gaming & Entertainment(a)
410,000	8.000		02/01/26	414,100

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
NCL Corp Ltd.(a)
452,000	3.625		12/15/24	424,880
Nordstrom, Inc.
200,000	4.375		04/01/30	182,500
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(a)
276,000	8.500		11/15/27	304,980
PetSmart, Inc. / PetSmart Finance Corp.(a)
250,000	4.750		02/15/28	246,875
250,000	7.750		02/15/29	262,500
Picasso Finance Sub, Inc.(a)
256,000	6.125		06/15/25	265,280
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(a)
200,000	5.625		09/01/29	182,500
184,000	5.875		09/01/31	167,440
Prime Security Services Borrower LLC / Prime Finance, Inc.(a)
547,000	3.375		08/31/27	508,710
490,000	6.250		01/15/28	475,300
QVC, Inc.
250,000	4.850		04/01/24	253,825
250,000	4.450		02/15/25	248,852
150,000	4.750		02/15/27	140,706
200,000	4.375		09/01/28	182,002
Royal Caribbean Cruises Ltd.
380,000	11.500	(a)	06/01/25	418,501
278,000	3.700		03/15/28	250,547
572,000	5.500	(a)	04/01/28	562,705
Scientific Games International, Inc.(a)
288,000	5.000		10/15/25	291,060
310,000	8.250		03/15/26	324,531
145,000	7.000		05/15/28	150,800
270,000	7.250		11/15/29	287,888
Six Flags Entertainment Corp.(a)
150,000	5.500		04/15/27	150,375
Staples, Inc.(a)
457,000	7.500		04/15/26	453,573
368,000	10.750		04/15/27	344,080
Taylor Morrison Communities, Inc.(a)
400,000	5.125		08/01/30	399,000
Tenneco, Inc.
100,000	5.000		07/15/26	100,000
470,000	5.125	(a)	04/15/29	468,825
Toll Brothers Finance Corp.
283,000	4.375		04/15/23	288,129
558,000	4.350		02/15/28	581,345
Travel + Leisure Co.(a)
566,000	6.625		07/31/26	605,857
VICI Properties LP / VICI Note Co., Inc.(a)
250,000	3.500		02/15/25	249,688
250,000	4.125		08/15/30	248,750
William Carter Co. (The)(a)
284,000	5.625		03/15/27	288,083
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(a)
568,000	5.250		05/15/27	566,580

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Yum! Brands, Inc.
$647,000	4.750	%(a)	01/15/30	$659,940
250,000	3.625		03/15/31	234,375

				38,521,340

Consumer Noncyclical – 4.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC(a)
200,000	4.625		01/15/27	201,000
950,000	3.500		03/15/29	888,250
415,000	4.875		02/15/30	418,112
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
724,000	6.625		07/15/26	740,290
680,000	6.000		06/01/29	637,500
Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 Sarl(a)
200,000	4.625		06/01/28	189,500
Avantor Funding, Inc.(a)
528,000	4.625		07/15/28	536,580
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
469,000	5.750		03/01/25	464,625
Envision Healthcare Corp.(a)
354,000	8.750		10/15/26	188,505
Fresh Market, Inc. (The)(a)
284,000	9.750		05/01/23	285,491
Hologic, Inc.(a)
140,000	4.625		02/01/28	145,075
340,000	3.250		02/15/29	323,000
Molina Healthcare, Inc.(a)
625,000	4.375		06/15/28	623,438
Mozart Debt Merger Sub, Inc.(a)
1,050,000	3.875		04/01/29	993,563
600,000	5.250		10/01/29	573,000
Organon & Co. / Organon Foreign Debt Co.-Issuer BV(a)
500,000	4.125		04/30/28	491,250
500,000	5.125		04/30/31	496,250
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
440,000	9.750		12/01/26	459,882
Vector Group Ltd.(a)
476,000	5.750		02/01/29	440,300

				9,095,611

Consumer Products – 0.5%
Mattel, Inc.(a)
507,000	5.875		12/15/27	539,955
Newell Brands, Inc.
107,000	4.350		04/01/23	108,887
471,000	4.700		04/01/26	487,153

				1,135,995

Distribution & Logistics – 0.6%
IAA, Inc.(a)
281,000	5.500		06/15/27	286,620
WESCO Distribution, Inc.(a)
934,000	7.250		06/15/28	1,001,715

				1,288,335

Corporate Obligations – (continued)
Electric – 3.3%
Calpine Corp.(a)
396,000	4.625		02/01/29	369,389
492,000	5.000		02/01/31	456,330
439,000	3.750		03/01/31	401,685
Clearway Energy Operating LLC(a)
550,000	3.750		02/15/31	511,500
FirstEnergy Corp.
600,000	2.650		03/01/30	567,240
FirstEnergy Corp., Series B
600,000	4.400		07/15/27	619,298
NextEra Energy Operating Partners LP(a)
315,000	4.250		07/15/24	320,119
285,000	4.500		09/15/27	288,918
NRG Energy, Inc.(a)
621,000	5.250		06/15/29	636,525
570,000	3.625		02/15/31	525,825
324,000	3.875		02/15/32	302,130
Talen Energy Supply LLC(a)
630,000	7.250		05/15/27	565,425
TerraForm Power Operating LLC(a)
8,000	4.250		01/31/23	8,025
541,000	4.750		01/15/30	534,238
Vistra Operations Co. LLC(a)
120,000	5.625		02/15/27	122,475
320,000	5.000		07/31/27	321,200
300,000	4.375		05/01/29	291,000

				6,841,322

Energy – 13.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.(a)
711,000	5.750		03/01/27	724,331
427,000	5.750		01/15/28	433,405
Antero Resources Corp.
168,000	5.000		03/01/25	170,100
372,000	7.625	(a)	02/01/29	404,550
Apache Corp.
600,000	4.625		11/15/25	621,000
Archrock Partners LP / Archrock Partners Finance Corp.(a)
620,000	6.875		04/01/27	632,400
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(a)
428,000	5.875		06/30/29	405,530
Buckeye Partners LP
210,000	3.950		12/01/26	203,301
160,000	4.125		12/01/27	151,370
340,000	4.500	(a)	03/01/28	324,700
Callon Petroleum Co.(a)
276,000	8.000		08/01/28	285,660
Cheniere Energy Partners LP
587,000	4.500		10/01/29	595,805
400,000	4.000		03/01/31	395,000
Cheniere Energy, Inc.
756,000	4.625		10/15/28	772,065
Comstock Resources, Inc.
250,000	6.750	(a)	03/01/29	255,625
250,000	5.875	(a)	01/15/30	241,719

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
CQP Holdco LP / BIP-V Chinook Holdco LLC(a)
$500,000	5.500%		06/15/31	$498,125
CrownRock LP / CrownRock Finance, Inc.(a)
423,000	5.625		10/15/25	427,759
DCP Midstream Operating LP
218,000	5.375		07/15/25	229,445
348,000	5.625		07/15/27	373,665
DT Midstream, Inc.(a)
490,000	4.375		06/15/31	476,219
Endeavor Energy Resources LP / EER Finance, Inc.(a)
415,000	5.750		01/30/28	430,563
EnLink Midstream LLC
403,000	5.375		06/01/29	402,769
EnLink Midstream Partners LP
392,000	4.850		07/15/26	399,972
EQM Midstream Partners LP
500,000	6.000	(a)	07/01/25	512,500
220,000	6.500	(a)	07/01/27	229,900
200,000	5.500		07/15/28	197,250
200,000	4.500	(a)	01/15/29	188,000
450,000	4.750	(a)	01/15/31	424,125
EQT Corp.
180,000	6.625		02/01/25	194,400
960,000	3.900		10/01/27	972,000
Hilcorp Energy I LP / Hilcorp Finance Co.(a)
590,000	6.250		11/01/28	603,275
320,000	5.750		02/01/29	322,400
ITT Holdings LLC(a)
398,000	6.500		08/01/29	374,319
Laredo Petroleum, Inc.
370,000	10.125		01/15/28	394,975
Moss Creek Resources Holdings, Inc.
243,000	7.500		01/15/26	215,055
194,000	10.500		05/15/27	183,815
Nabors Industries Ltd.(a)
134,000	7.250		01/15/26	131,320
Nabors Industries, Inc.
294,000	5.750		02/01/25	285,180
New Fortress Energy, Inc.(a)
670,000	6.500		09/30/26	644,875
Occidental Petroleum Corp.
428,000	6.950		07/01/24	465,672
812,000	3.400		04/15/26	814,210
170,000	6.375		09/01/28	191,675
400,000	3.500		08/15/29	399,435
243,000	8.875		07/15/30	314,381
370,000	6.625		09/01/30	431,050
328,000	6.125		01/01/31	375,560
134,000	7.500		05/01/31	163,318
180,000	7.875		09/15/31	223,930
518,000	6.450		09/15/36	611,008
600,000	3.883	(c)	10/10/36	324,823
PBF Holding Co. LLC / PBF Finance Corp.
200,000	9.250	(a)	05/15/25	203,000
100,000	7.250		06/15/25	84,500
250,000	6.000		02/15/28	183,750

Corporate Obligations – (continued)
Energy – (continued)
Range Resources Corp.
220,000	4.875		05/15/25	224,400
342,000	8.250		01/15/29	374,490
SM Energy Co.
300,000	10.000	(a)	01/15/25	327,375
100,000	6.750		09/15/26	101,750
100,000	6.625		01/15/27	101,750
Southwestern Energy Co.
370,000	7.750		10/01/27	391,737
250,000	5.375		03/15/30	258,750
250,000	4.750		02/01/32	248,594
Sunoco LP / Sunoco Finance Corp.
290,000	6.000		04/15/27	298,700
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
264,000	5.875		04/15/26	272,415
154,000	5.375		02/01/27	158,620
200,000	6.500		07/15/27	211,750
270,000	5.500		03/01/30	287,550
500,000	4.000		01/15/32	496,250
Transocean, Inc.(a)
591,000	11.500		01/30/27	593,216
USA Compression Partners LP / USA Compression Finance Corp.
434,000	6.875		04/01/26	435,085
Venture Global Calcasieu Pass LLC(a)
794,000	3.875		08/15/29	780,601
Weatherford International Ltd.(a)
900,000	6.500		09/15/28	929,250
Western Midstream Operating LP
413,000	4.650		07/01/26	428,488
592,000	4.550		02/01/30	608,280

				28,043,830

Financial Company – 4.7%
Coinbase Global, Inc.(a)
650,000	3.625		10/01/31	572,812
Curo Group Holdings Corp.(a)
250,000	7.500		08/01/28	223,125
HUB International Ltd.(a)
526,000	7.000		05/01/26	532,575
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
570,000	6.375		12/15/25	573,504
697,000	5.250		05/15/27	695,257
LD Holdings Group LLC(a)
460,000	6.125		04/01/28	410,263
Midcap Financial Issuer Trust(a)
300,000	6.500		05/01/28	291,563
Nationstar Mortgage Holdings, Inc.(a)
400,000	6.000		01/15/27	408,000
770,000	5.500		08/15/28	768,979
Navient Corp.
126,000	5.875		10/25/24	129,386
279,000	6.750		06/25/25	290,455
264,000	6.750		06/15/26	274,000

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Navient Corp., MTN
$178,000	6.125%		03/25/24	$183,383
317,000	5.625		08/01/33	275,869
NFP Corp.(a)
580,000	6.875		08/15/28	542,300
OneMain Finance Corp.
76,000	5.625		03/15/23	77,948
440,000	6.125		03/15/24	456,500
248,000	6.875		03/15/25	264,740
612,000	7.125		03/15/26	666,315
340,000	6.625		01/15/28	362,100
355,000	5.375		11/15/29	356,331
Rocket Mortgage LLC(a)
412,000	5.250		01/15/28	415,364
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(a)
720,000	3.875		03/01/31	677,650
United Wholesale Mortgage LLC(a)
570,000	5.500		04/15/29	525,825

				9,974,244

Food and Beverage – 0.5%
Aramark Services, Inc.(a)
680,000	5.000		02/01/28	683,400
Pilgrim’s Pride Corp.(a)
300,000	3.500		03/01/32	276,750
US Foods, Inc.(a)
200,000	4.750		02/15/29	196,500

				1,156,650

Hardware – 1.2%
Avaya, Inc.(a)
480,000	6.125		09/15/28	463,200
CommScope Technologies LLC(a)
350,000	6.000		06/15/25	343,252
100,000	5.000		03/15/27	88,500
CommScope, Inc.(a)
350,000	8.250		03/01/27	350,000
200,000	7.125		07/01/28	188,000
NCR Corp.(a)
300,000	5.750		09/01/27	304,500
500,000	5.000		10/01/28	491,875
350,000	5.250		10/01/30	340,375

				2,569,702

Healthcare – 4.6%
Catalent Pharma Solutions, Inc.(a)
596,000	3.125		02/15/29	552,790
CHS/Community Health Systems, Inc.(a)
567,000	8.000		03/15/26	590,389
285,000	5.625		03/15/27	286,425
240,000	8.000		12/15/27	253,800
472,000	6.875		04/01/28	438,960
530,000	6.875		04/15/29	510,125
350,000	6.125		04/01/30	326,812
300,000	4.750		02/15/31	282,750
DaVita, Inc.(a)
500,000	4.625		06/01/30	480,000
580,000	3.750		02/15/31	530,700

Corporate Obligations – (continued)
Healthcare – (continued)
Encompass Health Corp.
388,000	4.750		02/01/30	371,510
IQVIA, Inc.(a)
600,000	5.000		05/15/27	611,250
Legacy LifePoint Health LLC(a)
269,000	4.375		02/15/27	255,550
Select Medical Corp.(a)
292,000	6.250		08/15/26	293,825
Service Corp. International
125,000	4.625		12/15/27	127,188
500,000	3.375		08/15/30	461,250
Tenet Healthcare Corp.
202,000	4.625		07/15/24	202,631
332,000	4.625	(a)	09/01/24	334,610
637,000	4.875	(a)	01/01/26	637,398
300,000	6.250	(a)	02/01/27	306,887
663,000	5.125	(a)	11/01/27	667,973
650,000	4.625	(a)	06/15/28	638,625
250,000	6.125	(a)	10/01/28	253,750
200,000	4.250	(a)	06/01/29	193,375

				9,608,573

Insurance – 0.6%
Acrisure LLC / Acrisure Finance, Inc.(a)
395,000	7.000		11/15/25	393,418
Alliant Holdings Intermediate LLC / Alliant Holdings Co.- Issuer(a)
814,000	4.250		10/15/27	791,615

				1,185,033

Metals – 0.6%
Alcoa Nederland Holding BV(a)
200,000	5.500		12/15/27	209,250
Novelis Corp.(a)
497,000	4.750		01/30/30	487,060
575,000	3.875		08/15/31	530,437

				1,226,747

Metals and Mining – 0.1%
Cleveland-Cliffs, Inc.(a)
199,000	9.875		10/17/25	221,512

Natural Gas – 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
376,000	5.500		05/20/25	383,520
145,000	5.750		05/20/27	146,813
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(a)
350,000	5.625		05/01/27	349,125
362,000	6.000		02/01/29	364,715
Ferrellgas LP / Ferrellgas Finance Corp.(a)
359,000	5.375		04/01/26	337,460
Genesis Energy LP / Genesis Energy Finance Corp.
384,000	8.000		01/15/27	387,840
NGL Energy Operating LLC / NGL Energy Finance Corp.(a)
100,000	7.500		02/01/26	100,530
NGL Energy Partners LP / NGL Energy Finance Corp.
100,000	7.500		11/01/23	96,500

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
NuStar Logistics LP
$100,000	6.000%	06/01/26	$101,500
100,000	5.625	04/28/27	100,625
PBF Logistics LP / PBF Logistics Finance Corp.
171,000	6.875	05/15/23	169,931
Rockies Express Pipeline LLC(a)
184,000	4.950	07/15/29	178,940
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(a)
383,000	6.000	03/01/27	384,915
669,000	5.500	01/15/28	643,076

			3,745,490

Pharmaceuticals – 2.5%
Bausch Health Americas, Inc.(a)
256,000	9.250	04/01/26	265,631
777,000	8.500	01/31/27	789,060
Bausch Health Cos., Inc.(a)
447,000	6.125	04/15/25	450,386
472,000	5.500	11/01/25	472,573
303,000	9.000	12/15/25	315,115
351,000	5.750	08/15/27	351,342
379,000	7.000	01/15/28	347,526
469,000	6.250	02/15/29	397,319
273,000	7.250	05/30/29	239,158
594,000	5.250	01/30/30	478,912
434,000	5.250	02/15/31	346,115
Endo Dac / Endo Finance LLC / Endo Finco, Inc.(a)
200,000	9.500	07/31/27	195,000
200,000	6.000	06/30/28	133,000
Par Pharmaceutical, Inc.(a)
500,000	7.500	04/01/27	500,000

			5,281,137

REITs and Real Estate – 1.5%
Diversified Healthcare Trust
480,000	4.375	03/01/31	414,388
Howard Hughes Corp. (The)(a)
546,000	4.375	02/01/31	518,017
iStar, Inc.
354,000	4.750	10/01/24	357,241
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(a)
570,000	4.875	05/15/29	547,913
Realogy Group LLC / Realogy Co.-Issuer Corp.(a)
340,000	4.875	06/01/23	348,500
200,000	5.250	04/15/30	190,375
Service Properties Trust
458,000	4.950	10/01/29	415,778
314,000	4.375	02/15/30	273,587

			3,065,799

Rental Equipment – 1.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.(a)
701,000	5.375	03/01/29	691,361
H&E Equipment Services, Inc.(a)
580,000	3.875	12/15/28	540,125

Corporate Obligations – (continued)
Rental Equipment – (continued)
United Rentals North America, Inc.
$296,000	5.500%	05/15/27	$305,667
550,000	4.875	01/15/28	561,000
505,000	5.250	01/15/30	527,725
500,000	3.875	02/15/31	483,959

			3,109,837

Software – 1.1%
Clarivate Science Holdings Corp.(a)
460,000	3.875	07/01/28	436,425
Gartner, Inc.(a)
416,000	4.500	07/01/28	423,280
627,000	3.625	06/15/29	611,325
MSCI, Inc.(a)
200,000	3.625	09/01/30	196,750
SS&C Technologies, Inc.(a)
600,000	5.500	09/30/27	614,683

			2,282,463

Technology – 2.6%
Arches Buyer, Inc.(a)
60,000	4.250	06/01/28	56,400
282,000	6.125	12/01/28	261,202
CDK Global, Inc.
86,000	4.875	06/01/27	87,744
745,000	5.250 (a)	05/15/29	769,212
Diebold Nixdorf, Inc.(a)
834,000	9.375	07/15/25	872,573
Imola Merger Corp.(a)
792,000	4.750	05/15/29	767,250
Rackspace Technology Global, Inc.(a)
200,000	5.375	12/01/28	180,500
Seagate HDD Cayman
530,000	4.750	06/01/23	547,225
350,000	3.375	07/15/31	319,375
272,000	5.750	12/01/34	282,880
Uber Technologies, Inc.(a)
500,000	7.500	05/15/25	522,500
100,000	8.000	11/01/26	105,767
500,000	7.500	09/15/27	536,875
Verscend Escrow Corp.(a)
257,000	9.750	08/15/26	267,841

			5,577,344

Transportation – 2.4%
American Airlines, Inc.(a)
700,000	11.750	07/15/25	849,700
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
1,130,000	5.500	04/20/26	1,161,004
590,000	5.750	04/20/29	606,203
Fortress Transportation and Infrastructure Investors LLC(a)
589,000	6.500	10/01/25	597,099
United Airlines, Inc.(a)
376,000		04/15/26	375,157
681,000	4.625	04/15/29	666,969
XPO Logistics, Inc.(a)
688,000	6.250	05/01/25	715,520

			4,971,652

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – 3.8%
Ligado Networks LLC(a)(b) (PIK)
$809,938	15.500%		11/01/23	$625,677
Sprint Capital Corp.
606,000	6.875		11/15/28	720,382
480,000	8.750		03/15/32	667,800
Sprint Corp.
671,000	7.875		09/15/23	723,002
319,000	7.125		06/15/24	345,318
372,000	7.625		02/15/25	412,455
560,000	7.625		03/01/26	640,076
T-Mobile USA, Inc.
115,000	5.375		04/15/27	118,522
765,000	4.750		02/01/28	789,384
650,000	3.375	(a)	04/15/29	639,759
450,000	3.375		04/15/29	442,660
384,000	2.875		02/15/31	362,113
704,000	3.500	(a)	04/15/31	694,026
350,000	3.500		04/15/31	347,453
Viasat, Inc.(a)
200,000	5.625		04/15/27	199,500
330,000	6.500		07/15/28	306,075

				8,034,202

Wirelines – 3.6%
Consolidated Communications, Inc.(a)
400,000	6.500		10/01/28	400,000
Embarq Corp.
560,000	7.995		06/01/36	553,700
Frontier Communications Holdings LLC(a)
270,000	5.875		10/15/27	272,869
600,000	5.000		05/01/28	583,500
470,000	6.750		05/01/29	457,075
Level 3 Financing, Inc.(a)
770,000	4.625		09/15/27	748,825
790,000	4.250		07/01/28	730,750
Lumen Technologies, Inc.(a)
1,520,000	5.125		12/15/26	1,415,500
242,000	4.500		01/15/29	202,977
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(a)
192,000	7.875		02/15/25	199,320
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(a)
250,000	4.750		04/15/28	237,500
250,000	6.500		02/15/29	231,875
Windstream Escrow LLC / Windstream Escrow Finance Corp.(a)
774,000	7.750		08/15/28	777,870
Zayo Group Holdings, Inc.(a)
452,000	4.000		03/01/27	432,225
384,000	6.125		03/01/28	357,600

				7,601,586

TOTAL CORPORATE OBLIGATIONS
(Cost $200,012,672)				$194,117,899

Foreign Corporate Debt – 4.9%
Aerospace & Defense – 0.7%
Bombardier, Inc.(a) (Canada)
350,000	7.500		03/15/25	353,937
522,000	7.125		06/15/26	522,000
610,000	7.875		04/15/27	615,338

				1,491,275

Basic Industry – 0.5%
Methanex Corp. (Canada)
368,000	5.250		12/15/29	374,336
NOVA Chemicals Corp.(a) (Canada)
221,000	5.000		05/01/25	223,575
452,000	5.250		06/01/27	456,520

				1,054,431

Capital Goods – 0.7%
ARD Finance SA(a)(b) (Luxembourg) (PIK 7.250%, Cash 6.500%)
400,000	6.500		06/30/27	383,267
GFL Environmental, Inc.(a) (Canada)
500,000	4.250		06/01/25	501,875
500,000	4.750		06/15/29	478,125

				1,363,267

Communications – 0.3%
Videotron Ltd.(a) (Canada)
534,000	5.125		04/15/27	542,678

Consumer Cyclical – 1.6%
1011778 BC ULC / New Red Finance, Inc.(a) (Canada)
379,000	3.875		01/15/28	369,525
477,000	4.375		01/15/28	469,845
450,000	3.500		02/15/29	423,000
720,000	4.000		10/15/30	665,100
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(a) (Canada)
383,000	6.250		09/15/27	383,957
Garda World Security Corp.(a) (Canada)
194,000	4.625		02/15/27	188,907
305,000	9.500		11/01/27	315,294
Mattamy Group Corp.(a) (Canada)
480,000	5.250		12/15/27	480,460
60,000	4.625		03/01/30	56,700

				3,352,788

Energy – 0.1%
MEG Energy Corp.(a) (Canada)
250,000	7.125		02/01/27	262,187

Food – 0.1%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	208,000

Mining – 0.6%
First Quantum Minerals Ltd.(a) (Zambia)
200,000	7.250		04/01/23	200,254
361,000	6.500		03/01/24	363,752
414,000	7.500		04/01/25	420,836
250,000	6.875		03/01/26	256,994

				1,241,836

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Software – 0.3%
Open Text Holdings, Inc.(a) (Canada)
$745,000	4.125%	02/15/30	$712,406

TOTAL FOREIGN CORPORATE DEBT
(Cost $10,394,912)			$10,228,868

Shares	Dividend Rate	Value

Investment Company– 1.4%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,889,777	0.026%	$2,889,777
(Cost $2,889,777)

TOTAL INVESTMENTS – 98.6%
(Cost $213,297,361)		$207,236,544

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		3,089,131

NET ASSETS – 100.0%		$210,325,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.7%
U.S. Treasury Inflation Indexed Bonds
$5,447,153	0.625%	04/15/23	$5,715,908
8,522,785	0.375	07/15/23	9,008,779
10,547,206	0.625	01/15/24	11,208,528
1,393,960	0.500	04/15/24	1,482,489
12,729,252	0.125	10/15/24	13,538,363
9,601,605	0.250	01/15/25	10,234,674
8,708,188	0.375	07/15/25	9,386,254
12,898,418	0.125	10/15/25	13,788,199
9,600,350	0.625	01/15/26	10,432,414
13,900,269	0.375	07/15/27	15,194,329
15,066,632	0.500	01/15/28	16,564,065
7,732,624	0.750	07/15/28	8,693,633
3,132,401	3.875	04/15/29	4,263,602
6,104,810	0.250	07/15/29	6,697,045
11,896,200	0.125	01/15/30	12,929,887
7,599,908	0.125	07/15/30	8,308,119
9,310,643	2.125	02/15/40	13,535,491
7,942,292	0.750	02/15/42	9,413,952
6,598,344	0.875	02/15/47	8,204,983
4,362,985	1.000	02/15/48	5,620,787
936,226	1.000	02/15/49	1,217,913
3,178,464	0.250	02/15/50	3,484,331

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $199,893,474)			$198,923,745

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
158,958	0.026%	$158,958
(Cost $158,958)

TOTAL INVESTMENTS – 99.8%
(Cost $200,052,432)		$199,082,703

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		470,461

NET ASSETS – 100.0%		$199,553,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 76.2%
Aerospace & Defense – 1.9%
Boeing Co. (The)
$83,000	2.750%		02/01/26	$82,913
83,000	2.196		02/04/26	80,577
L3Harris Technologies, Inc.
55,000	3.850		06/15/23	56,418
Northrop Grumman Corp.
65,000	2.930		01/15/25	66,192
Raytheon Technologies Corp.
75,000	3.700		12/15/23	77,298

				363,398

Banks – 20.8%
American Express Co.
85,000	3.400		02/27/23	86,324
55,000	3.700		08/03/23	56,468
90,000	3.125		05/20/26	92,420
Bank of America Corp.
(3M USD LIBOR + 0.780%)
119,000	3.550	(a)	03/05/24	120,928
(SOFR + 0.960%)
100,000	1.734	(a)	07/22/27	95,313
Bank of America Corp., MTN
75,000	4.200		08/26/24	78,168
57,000	4.000		01/22/25	59,141
(SOFR + 1.150%)
50,000	1.319	(a)	06/19/26	47,743
(SOFR + 1.010%)
179,000	1.197	(a)	10/24/26	169,417
(3M USD LIBOR + 1.060%)
96,000	3.559	(a)	04/23/27	98,675
Capital One Financial Corp.
50,000	3.300		10/30/24	51,242
75,000	4.200		10/29/25	78,629
Charles Schwab Corp. (The)
50,000	3.850		05/21/25	52,420
Citigroup, Inc.
(SOFR + 1.667%)
225,000	1.678	(a)	05/15/24	224,856
50,000	4.400		06/10/25	52,452
(SOFR + 2.842%)
85,000	3.106	(a)	04/08/26	86,226
40,000	3.400		05/01/26	41,144
(SOFR + 0.765%)
60,000	1.122	(a)	01/28/27	56,437
(SOFR + 0.770%)
65,000	1.462	(a)	06/09/27	61,679
Citizens Financial Group, Inc.
75,000	4.300		12/03/25	79,149
Fifth Third Bancorp
50,000	3.650		01/25/24	51,463
Huntington Bancshares, Inc.
96,000	4.000		05/15/25	100,375
JPMorgan Chase & Co.
(SOFR + 1.455%)
168,000	1.514	(a)	06/01/24	167,387

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 0.890%)
50,000	3.797	%(a)	07/23/24	51,196
50,000	3.875		09/10/24	51,863
(3 Mo. U.S. T-Bill MMY + 1.585%)
87,000	2.005	(a)	03/13/26	85,382
(SOFR + 1.850%)
57,000	2.083	(a)	04/22/26	56,261
75,000	3.200		06/15/26	77,026
96,000	2.950		10/01/26	97,619
(SOFR + 0.800%)
50,000	1.045	(a)	11/19/26	47,184
(SOFR + 0.885%)
80,000	1.578	(a)	04/22/27	76,557
Morgan Stanley
(3M USD LIBOR + 0.847%)
192,000	3.737	(a)	04/24/24	195,709
(SOFR + 1.990%)
113,000	2.188	(a)	04/28/26	111,609
(SOFR + 0.879%)
80,000	1.593	(a)	05/04/27	76,468
Morgan Stanley, GMTN
80,000	3.875		01/27/26	83,769
(SOFR + 0.858%)
40,000	1.512	(a)	07/20/27	37,822
Morgan Stanley, MTN
75,000	3.125		07/27/26	76,253
PNC Financial Services Group, Inc. (The)
75,000	3.900		04/29/24	77,878
State Street Corp.(a)
(SOFR + 2.600%)
80,000	2.901		03/30/26	81,619
Synchrony Financial
65,000	4.250		08/15/24	67,405
Truist Bank(a)
(3M USD LIBOR + 0.735%)
128,000	3.689		08/02/24	131,204
Truist Financial Corp., MTN
96,000	2.850		10/26/24	98,257
Wells Fargo & Co.
50,000	4.480		01/16/24	52,238
8,000	3.000		04/22/26	8,116
(SOFR + 2.000%)
141,000	2.188	(a)	04/30/26	139,109
100,000	3.000		10/23/26	101,386
Wells Fargo & Co., MTN
(3M USD LIBOR + 0.750%)
75,000	2.164	(a)	02/11/26	73,898
(3M USD LIBOR + 1.170%)
65,000	3.196	(a)	06/17/27	66,117

				4,030,001

Basic Industry – 0.8%
Linde, Inc.
75,000	3.200		01/30/26	77,710
LYB International Finance BV
84,000	4.000		07/15/23	86,520

				164,230

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – 0.7%
Discovery Communications LLC
$50,000	3.800%	03/13/24	$51,398
Fox Corp.
75,000	4.030	01/25/24	77,784

			129,182

Capital Goods – 3.3%
Carrier Global Corp.
35,000	2.242	02/15/25	34,907
Caterpillar Financial Services Corp.
50,000	0.900	03/02/26	47,662
John Deere Capital Corp., MTN
83,000	2.800	03/06/23	84,166
Johnson Controls International PLC
75,000	3.900	02/14/26	79,172
Parker-Hannifin Corp.
135,000	2.700	06/14/24	136,867
Republic Services, Inc.
40,000	2.500	08/15/24	40,398
105,000	2.900	07/01/26	106,745
Waste Management, Inc.
75,000	0.750	11/15/25	71,028
Westinghouse Air Brake Technologies Corp.
40,000	4.375	08/15/23	40,873

			641,818

Communications – 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
50,000	4.908	07/23/25	53,087
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
75,000	4.500	02/01/24	78,009
Comcast Corp.
74,000	3.700	04/15/24	76,742
90,000	3.150	03/01/26	92,925
Paramount Global
57,000	4.750	05/15/25	60,927
Time Warner Entertainment Co. LP
40,000	8.375	03/15/23	42,631
TWDC Enterprises 18 Corp., GMTN
20,000	3.150	09/17/25	20,566
TWDC Enterprises 18 Corp., MTN
100,000	1.850	07/30/26	98,259
Walt Disney Co. (The)
85,000	1.750	08/30/24	84,650
75,000	3.350	03/24/25	77,618

			685,414

Consumer Cyclical – 6.5%
Amazon.com, Inc.
105,000	1.000	05/12/26	101,103
American Honda Finance Corp., MTN
50,000	1.200	07/08/25	48,247
40,000	1.300	09/09/26	38,330
AutoNation, Inc.
75,000	3.500	11/15/24	77,256

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
DR Horton, Inc.
55,000	4.750	02/15/23	56,139
eBay, Inc.
40,000	3.450	08/01/24	41,084
General Motors Co.
50,000	6.125	10/01/25	55,359
General Motors Financial Co., Inc.
50,000	5.100	01/17/24	52,470
30,000	1.250	01/08/26	28,272
50,000	5.250	03/01/26	54,099
100,000	1.500	06/10/26	94,699
Hyatt Hotels Corp.
50,000	3.375	07/15/23	50,662
30,000	5.375	04/23/25	32,501
Las Vegas Sands Corp.
30,000	3.500	08/18/26	29,004
Lennar Corp.
57,000	4.750	05/30/25	60,382
Marriott International, Inc., Series EE
25,000	5.750	05/01/25	27,422
Marriott International, Inc., Series Z
70,000	4.150	12/01/23	72,337
O’Reilly Automotive, Inc.
75,000	3.550	03/15/26	78,048
PACCAR Financial Corp., MTN
40,000	1.900	02/07/23	40,231
Ross Stores, Inc.
40,000	4.600	04/15/25	42,541
Target Corp.
66,000	3.500	07/01/24	68,662
Toyota Motor Credit Corp., MTN
50,000	0.800	01/09/26	47,443
Walmart, Inc.
75,000	1.050	09/17/26	71,983

			1,268,274

Consumer Noncyclical – 6.1%
AbbVie, Inc.
75,000	2.600	11/21/24	75,702
96,000	3.600	05/14/25	99,371
Altria Group, Inc.
70,000	4.000	01/31/24	72,416
75,000	3.800	02/14/24	77,238
Becton Dickinson and Co.
46,000	3.363	06/06/24	47,214
75,000	3.734	12/15/24	77,423
Equifax, Inc.
60,000	2.600	12/01/24	60,520
Gilead Sciences, Inc.
80,000	3.700	04/01/24	82,603
50,000	3.650	03/01/26	52,138
Johnson & Johnson
100,000	0.550	09/01/25	95,163
50,000	2.450	03/01/26	50,817
Laboratory Corp of America Holdings
75,000	3.600	02/01/25	77,081

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Merck & Co., Inc.
$50,000	0.750%	02/24/26	$47,634
Philip Morris International, Inc.
68,000	2.875	05/01/24	69,288
Utah Acquisition Sub, Inc.
70,000	3.950	06/15/26	72,380
Walgreens Boots Alliance, Inc.
119,000	3.800	11/18/24	123,351

			1,180,339

Electric – 4.1%
AES Corp. (The)
50,000	1.375	01/15/26	47,420
CenterPoint Energy, Inc.
50,000	1.450	06/01/26	47,827
CMS Energy Corp.
50,000	3.000	05/15/26	50,841
Dominion Energy, Inc., Series A
50,000	1.450	04/15/26	48,058
DTE Energy Co., Series F
75,000	1.050	06/01/25	71,693
Duke Energy Carolinas LLC
83,000	2.500	03/15/23	83,654
Exelon Corp.
128,000	3.400	04/15/26	132,420
Georgia Power Co., Series A
40,000	2.100	07/30/23	40,178
National Rural Utilities Cooperative Finance Corp.
65,000	2.700	02/15/23	65,615
NextEra Energy Capital Holdings, Inc.
75,000	1.875	01/15/27	72,583
Pacific Gas and Electric Co.
40,000	3.450	07/01/25	40,253
Southern Co. (The)
50,000	3.250	07/01/26	51,206
Southwestern Electric Power Co., Series N
40,000	1.650	03/15/26	38,604

			790,352

Energy – 7.8%
Chevron Corp.
75,000	3.326	11/17/25	78,290
ConocoPhillips Co.
50,000	4.950	03/15/26	54,747
Energy Transfer LP
40,000	7.600	02/01/24	43,400
5,000	4.750	01/15/26	5,303
Enterprise Products Operating LLC
50,000	3.750	02/15/25	51,921
Exxon Mobil Corp.
50,000	3.176	03/15/24	51,394
75,000	3.043	03/01/26	77,568
40,000	2.275	08/16/26	40,206
Kinder Morgan Energy Partners LP
75,000	4.150	02/01/24	77,104
Kinder Morgan, Inc.
50,000	4.300	06/01/25	52,438

Corporate Obligations – (continued)
Energy – (continued)
Magellan Midstream Partners LP
75,000	5.000	03/01/26	81,889
Marathon Petroleum Corp.
35,000	4.700	05/01/25	37,188
MPLX LP
75,000	4.875	12/01/24	79,594
76,000	1.750	03/01/26	73,055
ONEOK, Inc.
90,000	7.500	09/01/23	95,921
Phillips 66
40,000	0.900	02/15/24	39,299
Pioneer Natural Resources Co.
75,000	0.550	05/15/23	73,958
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25	52,969
Sabine Pass Liquefaction LLC
140,000	5.625	04/15/23	144,637
50,000	5.625	03/01/25	53,844
Spectra Energy Partners LP
135,000	4.750	03/15/24	140,995
Valero Energy Corp.
50,000	2.850	04/15/25	50,550
Williams Cos., Inc. (The)
50,000	4.000	09/15/25	52,205

			1,508,475

Financial Company – 1.5%
Aircastle Ltd.
90,000	5.000	04/01/23	92,650
Ally Financial, Inc.
132,000	3.050	06/05/23	133,760
BGC Partners, Inc.
65,000	5.375	07/24/23	67,583

			293,993

Food and Beverage – 0.9%
Constellation Brands, Inc.
55,000	4.250	05/01/23	56,522
PepsiCo, Inc.
65,000	2.850	02/24/26	66,839
Tyson Foods, Inc.
50,000	3.950	08/15/24	51,864

			175,225

Healthcare – 2.0%
CVS Health Corp.
75,000	2.625	08/15/24	75,895
50,000	3.875	07/20/25	52,355
75,000	3.000	08/15/26	76,269
HCA, Inc.
75,000	5.000	03/15/24	78,703
60,000	5.375	02/01/25	63,675
Quest Diagnostics, Inc.
50,000	3.450	06/01/26	51,780

			398,677

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.7%
CNA Financial Corp.
$40,000	3.950%	05/15/24	$41,293
Prudential Financial, Inc.(a)
(3M USD LIBOR + 3.920%)
30,000	5.625	06/15/43	30,797
Voya Financial, Inc.(a)
(3M USD LIBOR + 3.580%)
60,000	5.650	05/15/53	60,918

			133,008

Metals – 0.1%
Nucor Corp.
20,000	4.000	08/01/23	20,529

REITs and Real Estate – 2.2%
AvalonBay Communities, Inc., GMTN
70,000	2.850	03/15/23	70,889
ERP Operating LP
60,000	3.000	04/15/23	60,772
GLP Capital LP / GLP Financing II, Inc.
38,000	5.375	04/15/26	40,515
Healthpeak Properties, Inc.
50,000	3.250	07/15/26	51,674
Kimco Realty Corp.
10,000	3.250	08/15/26	10,220
Public Storage
40,000	1.500	11/09/26	38,679
Simon Property Group LP
50,000	3.500	09/01/25	51,618
50,000	3.300	01/15/26	51,265
Welltower, Inc.
50,000	4.000	06/01/25	52,344

			427,976

Revenue – 0.4%
CommonSpirit Health
70,000	4.200	08/01/23	72,385

Software – 0.9%
Oracle Corp.
50,000	2.500	04/01/25	49,826
141,000	1.650	03/25/26	134,898

			184,724

Technology – 7.6%
Alphabet, Inc.
50,000	1.998	08/15/26	50,085
Apple, Inc.
113,000	0.700	02/08/26	107,997
75,000	2.450	08/04/26	76,143
50,000	2.050	09/11/26	49,945
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	2.650	01/15/23	100,863
Broadcom, Inc.
50,000	4.700	04/15/25	53,129
Dell International LLC / EMC Corp.
18,000	5.450	06/15/23	18,770
75,000	4.000	07/15/24	78,179
50,000	4.900	10/01/26	54,265

Corporate Obligations – (continued)
Technology – (continued)
Fiserv, Inc.
40,000	3.800	10/01/23	41,179
57,000	3.850	06/01/25	59,304
75,000	3.200	07/01/26	76,798
Flex Ltd.
90,000	5.000	02/15/23	92,291
Hewlett Packard Enterprise Co.
75,000	4.900	10/15/25	80,502
HP, Inc.
60,000	2.200	06/17/25	59,636
Intel Corp.
75,000	3.400	03/25/25	77,751
Leidos, Inc.
40,000	3.625	05/15/25	41,300
QUALCOMM, Inc.
80,000	2.900	05/20/24	81,710
80,000	3.450	05/20/25	83,163
SYNNEX Corp.(b)
50,000	1.250	08/09/24	48,596
40,000	1.750	08/09/26	37,985
VMware, Inc.
90,000	1.000	08/15/24	87,435
20,000	1.400	08/15/26	18,993

			1,476,019

Transportation – 1.4%
Ryder System, Inc., MTN
65,000	3.400	03/01/23	66,056
Southwest Airlines Co.
50,000	5.250	05/04/25	54,001
Union Pacific Corp.
105,000	3.250	08/15/25	108,213
United Airlines Pass Through Trust, Class A, Series 20-1
43,754	5.875	10/15/27	46,160

			274,430

Wireless – 3.0%
American Tower Corp.
126,000	5.000	02/15/24	132,768
40,000	3.375	10/15/26	41,028
AT&T, Inc.
50,000	3.400	05/15/25	51,778
132,000	1.700	03/25/26	128,563
Crown Castle International Corp.
102,000	3.200	09/01/24	104,240
T-Mobile USA, Inc.
75,000	1.500	02/15/26	71,981
Verizon Communications, Inc.
50,000	1.450	03/20/26	48,335

			578,693

TOTAL CORPORATE OBLIGATIONS
(Cost $15,239,195)			$14,797,142

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – 22.2%
Banks – 17.2%
Banco Santander SA (Spain)
$200,000	2.746%		05/28/25	$200,120
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.280%)
35,000	4.338		10/05/28	36,094
Bank of Montreal, Series E (Canada)
60,000	3.300		02/05/24	61,390
Bank of Nova Scotia (The) (Canada)
50,000	1.050		03/02/26	47,173
100,000	2.700		08/03/26	100,922
Barclays PLC (United Kingdom)
(3M USD LIBOR + 1.356%)
240,000	4.338	(a)	05/16/24	246,953
(US 1 Year CMT T-Note + 1.050%)
200,000	2.279	(a)	11/24/27	193,874
Canadian Imperial Bank of Commerce (Canada)
100,000	1.250		06/22/26	94,707
Cooperatieve Rabobank UA, MTN (Netherlands)
250,000	3.375		05/21/25	259,321
Deutsche Bank AG(a) (Germany)
(SOFR + 2.581%)
150,000	3.961		11/26/25	153,670
HSBC Holdings PLC (United Kingdom)
225,000	4.300		03/08/26	237,698
Lloyds Banking Group PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.000%)
200,000	2.438		02/05/26	198,596
Mitsubishi UFJ Financial Group, Inc. (Japan)
250,000	2.801		07/18/24	253,000
NatWest Group PLC (United Kingdom)
158,000	6.000		12/19/23	167,712
Royal Bank of Canada, MTN (Canada)
132,000	1.150		06/10/25	126,691
Santander UK Group Holdings PLC(a) (United Kingdom)
(US 1 Year CMT T-Note + 1.250%)
250,000	1.532		08/21/26	238,630
Sumitomo Mitsui Financial Group, Inc. (Japan)
250,000	1.474		07/08/25	241,445
75,000	2.632		07/14/26	75,129
Toronto-Dominion Bank (The), MTN (Canada)
90,000	0.750		01/06/26	84,813
100,000	1.250		09/10/26	94,703
Toronto-Dominion Bank (The), GMTN (Canada)
90,000	3.250		03/11/24	92,416
Westpac Banking Corp. (Australia)
143,000	1.150		06/03/26	137,297

				3,342,354

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
25,000	4.000		04/01/24	25,866

Consumer Cyclical – 1.0%
Toyota Motor Corp. (Japan)
96,000	3.419		07/20/23	98,461
100,000	1.339		03/25/26	96,691

				195,152

Foreign Corporate Debt – (continued)
Consumer Noncyclical – 1.4%
BAT International Finance PLC (United Kingdom)
100,000	1.668		03/25/26	94,799
Bayer US Finance II LLC(b) (Germany)
75,000	3.375		07/15/24	76,410
GlaxoSmithKline Capital PLC (United Kingdom)
90,000	3.000		06/01/24	92,047

				263,256

Energy – 1.2%
Enbridge, Inc. (Canada)
40,000	3.500		06/10/24	40,979
Equinor ASA (Norway)
90,000	7.750		06/15/23	96,717
Shell International Finance BV (Netherlands)
50,000	3.250		05/11/25	51,801
Suncor Energy, Inc. (Canada)
30,000	3.100		05/15/25	30,670

				220,167

Financial Company – 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
150,000	1.750		01/30/26	142,219

Metals – 0.1%
ArcelorMittal SA (Luxembourg)
25,000	3.600		07/16/24	25,594

Technology – 0.2%
NXP BV / NXP Funding LLC(b) (China)
30,000	4.875		03/01/24	31,484

Wireless – 0.3%
Vodafone Group PLC (United Kingdom)
60,000	4.125		05/30/25	63,139

TOTAL FOREIGN CORPORATE DEBT
(Cost $4,452,482)				$4,309,231

Shares	Dividend Rate	Value

Investment Company – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
104,765	0.026%	$104,765
(Cost $104,765)

TOTAL INVESTMENTS – 98.9%
(Cost $19,796,442)		$19,211,138

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		202,411

NET ASSETS – 100.0%		$19,413,549

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 80.2%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$800,000	4.508%		05/01/23	$822,102
1,000,000	1.433		02/04/24	984,251
1,000,000	4.875		05/01/25	1,063,258
1,000,000	2.196		02/04/26	970,806
100,000	3.200		03/01/29	98,933
1,000,000	5.150		05/01/30	1,104,495
500,000	3.625		02/01/31	503,231
150,000	3.600		05/01/34	145,219
500,000	5.705		05/01/40	582,201
1,300,000	5.805		05/01/50	1,549,803
474,000	3.950		08/01/59	428,734
1,000,000	5.930		05/01/60	1,190,563
General Dynamics Corp.
400,000	3.375		05/15/23	408,275
300,000	3.500		04/01/27	316,538
350,000	3.750		05/15/28	371,858
84,000	4.250		04/01/50	97,123
Northrop Grumman Corp.
700,000	2.930		01/15/25	712,839
290,000	3.200		02/01/27	298,096
810,000	3.250		01/15/28	830,598
300,000	4.400		05/01/30	331,090
406,000	4.030		10/15/47	430,033
267,000	5.250		05/01/50	336,606
Raytheon Technologies Corp.
1,100,000	3.950		08/16/25	1,158,497
100,000	3.125		05/04/27	103,098
300,000	4.125		11/16/28	324,576
243,000	4.450		11/16/38	269,115
500,000	4.500		06/01/42	560,186
100,000	4.150		05/15/45	106,419
296,000	3.750		11/01/46	300,311
304,000	4.350		04/15/47	336,655
292,000	4.625		11/16/48	337,395
592,000	3.125		07/01/50	545,996
260,000	2.820		09/01/51	224,408

				17,843,308

Agriculture – 0.1%
Archer-Daniels-Midland Co.
492,000	3.250		03/27/30	510,634

Banks – 19.8%
American Express Co.
240,000	3.400		02/22/24	246,835
1,200,000	3.000		10/30/24	1,226,282
857,000	4.200		11/06/25	911,860
320,000	3.125		05/20/26	328,607
305,000	4.050		12/03/42	333,168
Bank of America Corp.
100,000	4.100		07/24/23	103,261
(3M USD LIBOR + 0.780%)
693,000	3.550	(a)	03/05/24	704,225
(3M USD LIBOR + 0.810%)
824,000	3.366	(a)	01/23/26	839,854

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
(SOFR + 0.960%)
1,000,000	1.734	%(a)	07/22/27	953,133
(3M USD LIBOR + 1.512%)
604,000	3.705	(a)	04/24/28	626,768
(3M USD LIBOR + 1.040%)
1,398,000	3.419	(a)	12/20/28	1,429,561
(SOFR + 2.150%)
1,000,000	2.592	(a)	04/29/31	960,364
(SOFR + 1.320%)
1,300,000	2.687	(a)	04/22/32	1,252,601
(SOFR + 1.220%)
290,000	2.299	(a)	07/21/32	268,934
(US 5 Year CMT T-Note + 1.200%)
784,000	2.482	(a)	09/21/36	715,466
460,000	6.110		01/29/37	578,082
(3M USD LIBOR + 1.814%)
990,000	4.244	(a)	04/24/38	1,079,592
370,000	7.750		05/14/38	536,413
(SOFR + 1.580%)
700,000	3.311	(a)	04/22/42	669,750
(SOFR + 1.560%)
900,000	2.972	(a)	07/21/52	802,561
Bank of America Corp., GMTN
550,000	3.500		04/19/26	570,844
(3M USD LIBOR + 1.370%)
540,000	3.593	(a)	07/21/28	557,094
Bank of America Corp., Series L
275,000	3.950		04/21/25	284,899
408,000	4.183		11/25/27	428,406
Bank of America Corp., MTN
740,000	4.000		04/01/24	767,801
(SOFR + 1.460%)
119,000	1.486	(a)	05/19/24	118,250
(3M USD LIBOR + 0.940%)
200,000	3.864	(a)	07/23/24	204,668
1,296,000	4.200		08/26/24	1,350,744
(SOFR + 0.740%)
710,000	0.810	(a)	10/24/24	693,191
720,000	4.000		01/22/25	747,041
530,000	3.875		08/01/25	554,074
(3M USD LIBOR + 1.090%)
850,000	3.093	(a)	10/01/25	859,429
(3M USD LIBOR + 0.870%)
800,000	2.456	(a)	10/22/25	797,015
(3M USD LIBOR + 0.640%)
70,000	2.015	(a)	02/13/26	68,799
200,000	4.450		03/03/26	212,564
(SOFR + 1.150%)
70,000	1.319	(a)	06/19/26	66,840
558,000	4.250		10/22/26	591,759
(3M USD LIBOR + 1.060%)
570,000	3.559	(a)	04/23/27	585,886
780,000	3.248		10/21/27	797,922
(3M USD LIBOR + 1.575%)
482,000	3.824	(a)	01/20/28	502,320

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
(3M USD LIBOR + 1.070%)
$150,000	3.970	%(a)	03/05/29	$156,802
(3M USD LIBOR + 1.310%)
1,030,000	4.271	(a)	07/23/29	1,099,153
(3M USD LIBOR + 1.210%)
570,000	3.974	(a)	02/07/30	599,863
(3M USD LIBOR + 1.180%)
300,000	3.194	(a)	07/23/30	301,122
(3M USD LIBOR + 1.190%)
317,000	2.884	(a)	10/22/30	311,417
(3M USD LIBOR + 0.990%)
425,000	2.496	(a)	02/13/31	404,913
(SOFR + 1.530%)
750,000	1.898	(a)	07/23/31	680,134
(SOFR + 1.370%)
500,000	1.922	(a)	10/24/31	454,217
(3M USD LIBOR + 1.320%)
360,000	4.078	(a)	04/23/40	381,460
(SOFR + 1.930%)
900,000	2.676	(a)	06/19/41	792,337
248,000	5.875		02/07/42	320,901
364,000	5.000		01/21/44	430,499
(3M USD LIBOR + 1.990%)
470,000	4.443	(a)	01/20/48	528,600
(3M USD LIBOR + 1.520%)
718,000	4.330	(a)	03/15/50	796,539
(3M USD LIBOR + 3.150%)
990,000	4.083	(a)	03/20/51	1,063,595
Bank of America Corp.(a), Series N
(SOFR + 1.220%)
500,000	2.651		03/11/32	478,583
Bank of New York Mellon Corp. (The), MTN
300,000	0.350		12/07/23	294,450
250,000	2.100		10/24/24	250,819
125,000	2.800		05/04/26	127,775
1,050,000	3.400		01/29/28	1,101,902
(3M USD LIBOR + 1.069%)
750,000	3.442	(a)	02/07/28	783,744
400,000	3.850		04/28/28	429,137
500,000	3.300		08/23/29	515,630
Capital One Bank USA NA
250,000	3.375		02/15/23	253,786
Capital One Financial Corp.
180,000	2.600		05/11/23	181,850
255,000	3.900		01/29/24	263,231
339,000	3.300		10/30/24	347,421
605,000	3.200		02/05/25	618,287
50,000	4.250		04/30/25	52,602
300,000	4.200		10/29/25	314,515
510,000	3.750		07/28/26	527,060
650,000	3.750		03/09/27	678,518
100,000	3.650		05/11/27	103,815
100,000	3.800		01/31/28	104,195
(SOFR + 1.337%)
300,000	2.359	(a)	07/29/32	269,119

Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The)
300,000	0.750%		03/18/24	293,785
500,000	2.300		05/13/31	479,552
300,000	1.950		12/01/31	277,761
Citibank NA
1,130,000	3.650		01/23/24	1,168,238
Citigroup, Inc.
(3M USD LIBOR + 1.023%)
644,000	4.044	(a)	06/01/24	661,099
440,000	4.000		08/05/24	456,005
785,000	3.875		03/26/25	811,719
340,000	3.300		04/27/25	347,108
270,000	4.400		06/10/25	283,240
799,000	5.500		09/13/25	872,551
225,000	3.700		01/12/26	235,344
390,000	4.600		03/09/26	416,855
(SOFR + 2.842%)
990,000	3.106	(a)	04/08/26	1,004,282
800,000	3.400		05/01/26	822,888
880,000	3.200		10/21/26	897,504
586,000	4.300		11/20/26	623,917
817,000	4.450		09/29/27	871,235
240,000	4.125		07/25/28	251,980
(3M USD LIBOR + 1.192%)
300,000	4.075	(a)	04/23/29	316,630
(3M USD LIBOR + 1.338%)
575,000	3.980	(a)	03/20/30	605,699
(SOFR + 1.422%)
1,160,000	2.976	(a)	11/05/30	1,146,617
(SOFR + 1.146%)
500,000	2.666	(a)	01/29/31	481,985
(SOFR + 2.107%)
1,150,000	2.572	(a)	06/03/31	1,099,276
(SOFR + 1.167%)
500,000	2.561	(a)	05/01/32	474,423
240,000	6.625		06/15/32	301,699
360,000	8.125		07/15/39	559,079
480,000	6.675		09/13/43	663,352
150,000	5.300		05/06/44	176,784
371,000	4.650		07/30/45	423,337
790,000	4.750		05/18/46	882,080
(3M USD LIBOR + 1.839%)
180,000	4.281	(a)	04/24/48	198,423
596,000	4.650		07/23/48	692,242
Discover Bank
815,000	3.350		02/06/23	826,548
700,000	2.450		09/12/24	700,933
Discover Financial Services
175,000	4.100		02/09/27	183,252
Fifth Third Bancorp
900,000	3.650		01/25/24	926,331
650,000	2.550		05/05/27	650,684
190,000	8.250		03/01/38	288,220
Fifth Third Bank NA
560,000	3.850		03/15/26	585,923

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.
$1,040,000	2.625%		08/06/24	$1,049,308
400,000	2.550		02/04/30	389,032
JPMorgan Chase & Co.
160,000	3.375		05/01/23	162,981
650,000	2.700		05/18/23	657,396
150,000	3.875		02/01/24	155,702
340,000	3.625		05/13/24	351,099
(3M USD LIBOR + 0.890%)
450,000	3.797	(a)	07/23/24	460,765
515,000	3.875		09/10/24	534,184
(3 Mo. U.S. T-Bill MMY + 0.600%)
200,000	0.653	(a)	09/16/24	196,160
(3M USD LIBOR + 1.000%)
550,000	4.023	(a)	12/05/24	567,657
620,000	3.125		01/23/25	632,983
(3M USD LIBOR + 1.155%)
340,000	3.220	(a)	03/01/25	345,343
600,000	3.900		07/15/25	627,410
(SOFR + 1.160%)
300,000	2.301	(a)	10/15/25	298,767
(3 Mo. U.S. T-Bill MMY + 1.585%)
170,000	2.005	(a)	03/13/26	166,838
1,290,000	3.300		04/01/26	1,329,014
(SOFR + 1.850%)
1,240,000	2.083	(a)	04/22/26	1,223,916
1,250,000	3.200		06/15/26	1,283,774
460,000	4.125		12/15/26	488,989
(3M USD LIBOR + 1.245%)
300,000	3.960	(a)	01/29/27	313,771
(SOFR + 0.885%)
600,000	1.578	(a)	04/22/27	574,176
463,000	4.250		10/01/27	495,588
264,000	3.625		12/01/27	273,418
(3M USD LIBOR + 1.337%)
415,000	3.782	(a)	02/01/28	433,227
(3M USD LIBOR + 1.380%)
1,650,000	3.540	(a)	05/01/28	1,705,966
(SOFR + 1.890%)
550,000	2.182	(a)	06/01/28	533,101
(3M USD LIBOR + 0.945%)
200,000	3.509	(a)	01/23/29	205,617
(3M USD LIBOR + 1.120%)
518,000	4.005	(a)	04/23/29	548,118
(3M USD LIBOR + 1.330%)
450,000	4.452	(a)	12/05/29	487,411
(3M USD LIBOR + 1.160%)
1,136,000	3.702	(a)	05/06/30	1,182,903
(SOFR + 1.510%)
840,000	2.739	(a)	10/15/30	821,764
(SOFR + 3.790%)
400,000	4.493	(a)	03/24/31	440,183
(SOFR + 2.040%)
500,000	2.522	(a)	04/22/31	481,195
(SOFR + 2.515%)
600,000	2.956	(a)	05/13/31	583,913

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3 Mo. U.S. T-Bill MMY + 1.105%)
250,000	1.764	%(a)	11/19/31	225,264
(SOFR + 1.065%)
600,000	1.953	(a)	02/04/32	546,404
(SOFR + 1.250%)
950,000	2.580	(a)	04/22/32	914,663
(SOFR + 1.180%)
500,000	2.545	(a)	11/08/32	477,111
(SOFR + 1.260%)
600,000	2.963	(a)	01/25/33	593,751
650,000	6.400		05/15/38	873,607
(3M USD LIBOR + 1.360%)
485,000	3.882	(a)	07/24/38	512,493
147,000	5.500		10/15/40	183,277
(SOFR + 2.460%)
250,000	3.109	(a)	04/22/41	236,541
126,000	5.600		07/15/41	159,298
450,000	5.400		01/06/42	556,760
(SOFR + 1.460%)
100,000	3.157	(a)	04/22/42	95,080
10,000	5.625		08/16/43	12,663
650,000	4.850		02/01/44	770,050
230,000	4.950		06/01/45	271,748
(3M USD LIBOR + 1.580%)
910,000	4.260	(a)	02/22/48	999,586
(3M USD LIBOR + 1.460%)
304,000	4.032	(a)	07/24/48	324,403
(3M USD LIBOR + 1.380%)
1,130,000	3.964	(a)	11/15/48	1,193,802
(3M USD LIBOR + 1.220%)
140,000	3.897	(a)	01/23/49	146,623
(SOFR + 2.440%)
652,000	3.109	(a)	04/22/51	604,788
(SOFR + 1.580%)
650,000	3.328	(a)	04/22/52	625,008
KeyCorp, MTN
500,000	2.250		04/06/27	493,930
500,000	4.100		04/30/28	535,973
240,000	2.550		10/01/29	233,530
Morgan Stanley
(3M USD LIBOR + 0.847%)
1,210,000	3.737	(a)	04/24/24	1,233,373
1,290,000	5.000		11/24/25	1,387,254
(SOFR + 0.720%)
500,000	0.985	(a)	12/10/26	469,078
360,000	3.625		01/20/27	375,054
586,000	3.950		04/23/27	615,485
(3M USD LIBOR + 1.340%)
85,000	3.591	(a)	07/22/28	87,936
290,000	7.250		04/01/32	388,087
(3M USD LIBOR + 1.455%)
100,000	3.971	(a)	07/22/38	105,804
(SOFR + 1.485%)
290,000	3.217	(a)	04/22/42	276,870
758,000	6.375		07/24/42	1,032,830
660,000	4.300		01/27/45	717,145
670,000	4.375		01/22/47	743,721

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Series F
$1,055,000	3.875%		04/29/24	$1,089,351
Morgan Stanley, GMTN
125,000	3.700		10/23/24	129,242
655,000	4.000		07/23/25	686,274
800,000	3.875		01/27/26	837,690
804,000	4.350		09/08/26	853,387
(3M USD LIBOR + 1.628%)
990,000	4.431	(a)	01/23/30	1,066,494
(SOFR + 1.143%)
2,160,000	2.699	(a)	01/22/31	2,098,499
(SOFR + 4.840%)
685,000	5.597	(a)	03/24/51	915,458
Morgan Stanley(a), Series I
(SOFR + 0.745%)
850,000	0.864		10/21/25	815,490
Morgan Stanley, MTN
1,144,000	4.100		05/22/23	1,174,588
(SOFR + 1.152%)
500,000	2.720	(a)	07/22/25	502,593
1,140,000	3.125		07/27/26	1,159,047
(SOFR + 3.120%)
380,000	3.622	(a)	04/01/31	393,584
(SOFR + 1.034%)
201,000	1.794	(a)	02/13/32	179,595
(SOFR + 1.020%)
175,000	1.928	(a)	04/28/32	157,644
(SOFR + 1.430%)
500,000	2.802	(a)	01/25/52	435,718
PNC Bank NA
250,000	3.500		06/08/23	255,683
860,000	3.100		10/25/27	890,012
260,000	2.700		10/22/29	256,288
PNC Financial Services Group, Inc. (The)
100,000	3.900		04/29/24	103,838
900,000	2.600		07/23/26	912,604
290,000	3.150		05/19/27	300,657
100,000	3.450		04/23/29	104,986
410,000	2.550		01/22/30	402,662
(SOFR + 0.979%)
500,000	2.307	(a)	04/23/32	478,888
Santander Holdings USA, Inc.
70,000	3.400		01/18/23	71,002
1,500,000	3.500		06/07/24	1,529,620
600,000	3.450		06/02/25	614,069
State Street Corp.
200,000	3.100		05/15/23	203,529
690,000	3.700		11/20/23	713,902
40,000	3.550		08/18/25	41,896
50,000	2.200		03/03/31	47,112
Synchrony Financial
760,000	4.250		08/15/24	788,123
448,000	4.500		07/23/25	469,185
224,000	3.950		12/01/27	230,845
Truist Bank
764,000	3.200		04/01/24	783,633
500,000	1.500		03/10/25	491,283
300,000	2.250		03/11/30	283,919

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp., MTN
1,140,000	3.750		12/06/23	1,176,243
605,000	2.850		10/26/24	619,224
300,000	3.700		06/05/25	313,510
(SOFR + 0.609%)
300,000	1.267	(a)	03/02/27	287,023
500,000	1.950		06/05/30	468,128
US Bancorp, MTN
650,000	3.700		01/30/24	673,219
310,000	3.600		09/11/24	321,961
455,000	3.100		04/27/26	468,376
705,000	3.900		04/26/28	755,701
800,000	3.000		07/30/29	806,740
US Bancorp, Series V
50,000	2.375		07/22/26	50,329
US Bancorp, Series X
775,000	3.150		04/27/27	803,122
US Bank NA
300,000	2.050		01/21/25	300,334
Wells Fargo & Co.
220,000	4.125		08/15/23	226,969
350,000	3.000		04/22/26	355,085
(SOFR + 2.000%)
600,000	2.188	(a)	04/30/26	591,954
1,300,000	3.000		10/23/26	1,318,021
(SOFR + 2.530%)
1,545,000	3.068	(a)	04/30/41	1,437,632
500,000	5.375		11/02/43	597,887
92,000	3.900		05/01/45	95,468
Wells Fargo & Co., GMTN
500,000	4.900		11/17/45	566,171
Wells Fargo & Co., MTN
1,200,000	3.750		01/24/24	1,234,929
(SOFR + 1.600%)
1,300,000	1.654	(a)	06/02/24	1,295,631
500,000	3.000		02/19/25	509,179
300,000	3.550		09/29/25	310,509
(SOFR + 1.087%)
500,000	2.406	(a)	10/30/25	498,694
(3M USD LIBOR + 0.750%)
700,000	2.164	(a)	02/11/26	689,718
(3M USD LIBOR + 1.310%)
200,000	3.584	(a)	05/22/28	206,732
(SOFR + 2.100%)
125,000	2.393	(a)	06/02/28	122,532
900,000	4.150		01/24/29	959,227
(SOFR + 1.432%)
2,100,000	2.879	(a)	10/30/30	2,066,011
(SOFR + 1.262%)
700,000	2.572	(a)	02/11/31	673,906
(SOFR + 4.032%)
200,000	4.478	(a)	04/04/31	218,184
389,000	4.400		06/14/46	417,896
100,000	4.750		12/07/46	112,222
(SOFR + 4.502%)
1,530,000	5.013	(a)	04/04/51	1,882,530

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo Bank NA
$400,000	6.600%		01/15/38	$542,188

				149,765,668

Basic Industry – 0.9%
Air Products and Chemicals, Inc.
500,000	2.800		05/15/50	449,836
CF Industries, Inc.
300,000	4.950		06/01/43	324,750
395,000	5.375		03/15/44	446,863
Dow Chemical Co. (The)
500,000	7.375		11/01/29	647,060
200,000	4.375		11/15/42	213,997
150,000	5.550		11/30/48	188,198
200,000	3.600		11/15/50	190,687
DuPont de Nemours, Inc.
390,000	4.205		11/15/23	403,850
670,000	4.493		11/15/25	714,386
330,000	5.319		11/15/38	393,200
584,000	5.419		11/15/48	734,622
LYB International Finance BV
220,000	4.875		03/15/44	242,929
LYB International Finance III LLC
688,000	4.200		10/15/49	698,114
LyondellBasell Industries NV
200,000	4.625		02/26/55	211,026
Weyerhaeuser Co.
487,000	7.375		03/15/32	659,365

				6,518,883

Broadcasting – 0.5%
Discovery Communications LLC
158,000	2.950		03/20/23	159,544
355,000	3.950		03/20/28	366,927
320,000	4.125		05/15/29	334,280
643,000	5.200		09/20/47	701,034
365,000	4.000		09/15/55	334,724
Fox Corp.
990,000	4.030		01/25/24	1,026,752
690,000	4.709		01/25/29	753,525
280,000	5.476		01/25/39	326,342

				4,003,128

Brokerage – 0.2%
Intercontinental Exchange, Inc.
40,000	0.700		06/15/23	39,554
750,000	1.850		09/15/32	670,039
200,000	3.000		06/15/50	178,058
700,000	3.000		09/15/60	595,947
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
125,000	4.150		01/23/30	132,136

				1,615,734

Building Materials – 0.1%
Stanley Black & Decker, Inc.
300,000	2.750		11/15/50	256,821

Corporate Obligations – (continued)
Building Materials – (continued)
Stanley Black & Decker, Inc. – (continued)
(US 5 Year CMT T-Note + 2.657%)
467,000	4.000	%(a)	03/15/60	457,415

				714,236

Capital Goods – 1.7%
3M Co.
140,000	2.000		02/14/25	139,680
350,000	2.875		10/15/27	359,555
394,000	3.250		08/26/49	374,882
3M Co., MTN
310,000	4.000		09/14/48	333,768
Berry Global, Inc.
270,000	0.950		02/15/24	262,821
100,000	1.570		01/15/26	95,250
Carrier Global Corp.
40,000	2.493		02/15/27	39,980
1,080,000	2.722		02/15/30	1,052,124
450,000	2.700		02/15/31	436,338
571,000	3.377		04/05/40	538,917
250,000	3.577		04/05/50	239,025
Caterpillar Financial Services Corp.
350,000	0.650		07/07/23	346,711
Caterpillar, Inc.
380,000	3.400		05/15/24	391,957
40,000	2.600		04/09/30	39,991
80,000	5.200		05/27/41	100,447
580,000	3.803		08/15/42	615,948
900,000	3.250		09/19/49	887,451
Deere & Co.
620,000	3.900		06/09/42	675,787
General Electric Co., MTN
135,000	6.750		03/15/32	174,144
Honeywell International, Inc.
300,000	2.300		08/15/24	303,116
865,000	2.500		11/01/26	875,429
250,000	2.700		08/15/29	251,785
Illinois Tool Works, Inc.
1,215,000	2.650		11/15/26	1,237,436
290,000	3.900		09/01/42	309,358
John Deere Capital Corp., MTN
190,000	2.800		03/06/23	192,669
Otis Worldwide Corp.
500,000	2.565		02/15/30	483,106
Republic Services, Inc.
420,000	3.950		05/15/28	446,895
Westinghouse Air Brake Technologies Corp.
800,000	3.450		11/15/26	816,970
700,000	4.950		09/15/28	762,320

				12,783,860

Communications – 4.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
1,110,000	4.908		07/23/25	1,178,530
525,000	3.750		02/15/28	537,824
940,000	4.200		03/15/28	985,144
250,000	5.050		03/30/29	273,220

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital – (continued)
$593,000	6.384%		10/23/35	$707,456
130,000	5.375		04/01/38	138,107
884,000	6.484		10/23/45	1,059,207
534,000	5.375		05/01/47	566,271
495,000	5.750		04/01/48	549,455
625,000	5.125		07/01/49	638,286
350,000	4.800		03/01/50	344,006
320,000	3.700		04/01/51	270,753
40,000	3.900		06/01/52	34,794
500,000	3.850		04/01/61	416,355
254,000	4.400		12/01/61	229,304
282,000	3.950		06/30/62	235,670
Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD
298,000	4.500		02/01/24	309,957
Comcast Corp.
1,236,000	3.700		04/15/24	1,281,802
240,000	3.375		02/15/25	248,001
92,000	3.375		08/15/25	95,238
184,000	3.150		03/01/26	189,979
92,000	3.300		02/01/27	95,581
105,000	3.150		02/15/28	107,934
92,000	3.550		05/01/28	96,570
874,000	4.150		10/15/28	947,225
100,000	2.650		02/01/30	98,735
500,000	3.400		04/01/30	520,454
890,000	4.250		10/15/30	980,130
400,000	1.950		01/15/31	372,873
595,000	4.250		01/15/33	656,605
240,000	7.050		03/15/33	323,936
360,000	4.200		08/15/34	395,463
430,000	3.200		07/15/36	426,068
130,000	3.900		03/01/38	136,904
594,000	4.600		10/15/38	671,276
531,000	3.250		11/01/39	512,722
92,000	3.750		04/01/40	94,847
403,000	3.400		07/15/46	387,080
276,000	4.000		08/15/47	289,077
480,000	3.969		11/01/47	498,662
420,000	4.000		03/01/48	438,667
816,000	4.700		10/15/48	938,769
475,000	3.999		11/01/49	493,502
300,000	2.800		01/15/51	258,167
400,000	2.887	(b)	11/01/51	346,704
184,000	2.450		08/15/52	149,147
513,000	4.049		11/01/52	541,633
450,000	2.937	(b)	11/01/56	380,712
521,000	4.950		10/15/58	639,128
400,000	2.987	(b)	11/01/63	333,905
Netflix, Inc.
400,000	5.875		02/15/25	433,750
75,000	4.375		11/15/26	78,984
75,000	6.375		05/15/29	87,141

Corporate Obligations – (continued)
Communications – (continued)
Omnicom Group, Inc.
125,000	2.600		08/01/31	120,315
Omnicom Group, Inc. / Omnicom Capital, Inc.
532,000	3.650		11/01/24	550,671
350,000	3.600		04/15/26	364,935
Paramount Global
300,000	7.875		07/30/30	394,417
860,000	4.950		01/15/31	949,623
740,000	4.200		05/19/32	774,151
150,000	6.875		04/30/36	189,563
100,000	5.850		09/01/43	120,108
200,000	4.950		05/19/50	218,672
Time Warner Cable LLC
70,000	6.550		05/01/37	84,525
498,000	7.300		07/01/38	626,025
592,000	6.750		06/15/39	718,534
180,000	5.875		11/15/40	201,377
511,000	5.500		09/01/41	544,816
Time Warner Entertainment Co. LP
1,005,000	8.375		03/15/23	1,071,094
442,000	8.375		07/15/33	599,045
TWDC Enterprises 18 Corp., GMTN
190,000	4.125		06/01/44	204,989
TWDC Enterprises 18 Corp., MTN
705,000	1.850		07/30/26	692,727
290,000	2.950		06/15/27	296,839
Walt Disney Co. (The)
680,000	1.750		08/30/24	677,201
440,000	2.200		01/13/28	431,528
800,000	2.000		09/01/29	763,112
498,000	3.800		03/22/30	534,289
1,200,000	2.650		01/13/31	1,187,389
75,000	6.400		12/15/35	100,646
420,000	4.625		03/23/40	480,467
270,000	4.700		03/23/50	319,951
975,000	3.800		05/13/60	1,008,393

				37,247,112

Consumer Cyclical – 7.4%
Amazon.com, Inc.
800,000	0.450		05/12/24	780,220
230,000	2.800		08/22/24	235,382
228,000	3.800		12/05/24	238,849
100,000	0.800		06/03/25	96,516
18,000	5.200		12/03/25	19,842
200,000	1.200		06/03/27	190,192
30,000	3.150		08/22/27	31,382
575,000	1.500		06/03/30	532,746
420,000	4.800		12/05/34	505,415
1,075,000	3.875		08/22/37	1,181,990
400,000	2.875		05/12/41	381,467
494,000	4.950		12/05/44	616,685
1,145,000	4.050		08/22/47	1,286,350
444,000	2.500		06/03/50	383,310
520,000	3.100		05/12/51	501,621
530,000	4.250		08/22/57	615,375
300,000	2.700		06/03/60	257,173
400,000	3.250		05/12/61	384,341

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
American Honda Finance Corp., MTN
$470,000	0.875%	07/07/23	$465,515
990,000	0.650	09/08/23	975,405
450,000	2.150	09/10/24	450,911
40,000	1.200	07/08/25	38,598
Costco Wholesale Corp.
400,000	3.000	05/18/27	413,958
200,000	1.375	06/20/27	191,663
940,000	1.750	04/20/32	865,104
Dollar Tree, Inc.
665,000	4.000	05/15/25	692,220
290,000	4.200	05/15/28	309,823
eBay, Inc.
50,000	3.450	08/01/24	51,355
220,000	3.600	06/05/27	230,676
248,000	2.700	03/11/30	240,453
100,000	4.000	07/15/42	100,897
Expedia Group, Inc.
150,000	2.950	03/15/31	143,825
General Motors Co.
600,000	4.875	10/02/23	626,301
100,000	5.400	10/02/23	105,204
907,000	5.000	10/01/28	988,917
548,000	6.600	04/01/36	681,045
180,000	6.250	10/02/43	218,849
95,000	6.750	04/01/46	121,563
314,000	5.400	04/01/48	352,289
200,000	5.950	04/01/49	239,377
General Motors Financial Co., Inc.
200,000	3.700	05/09/23	203,655
410,000	5.100	01/17/24	430,252
1,000,000	1.050	03/08/24	976,567
1,450,000	3.950	04/13/24	1,494,060
850,000	4.000	01/15/25	881,686
790,000	5.250	03/01/26	854,767
900,000	2.350	01/08/31	819,839
Global Payments, Inc.
661,000	3.200	08/15/29	655,109
400,000	2.900	11/15/31	380,514
Home Depot, Inc. (The)
300,000	3.350	09/15/25	312,255
300,000	3.000	04/01/26	311,085
600,000	3.900	12/06/28	647,107
600,000	2.950	06/15/29	612,707
400,000	1.375	03/15/31	358,505
400,000	1.875	09/15/31	372,208
700,000	5.875	12/16/36	922,496
300,000	4.250	04/01/46	334,418
300,000	4.500	12/06/48	348,468
300,000	3.125	12/15/49	282,816
300,000	3.350	04/15/50	294,233
600,000	2.375	03/15/51	493,455
300,000	3.500	09/15/56	299,443
Lowe’s Cos., Inc.
300,000	3.375	09/15/25	311,086
300,000	3.650	04/05/29	314,171

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lowe’s Cos., Inc. – (continued)
500,000	4.500	04/15/30	552,804
1,500,000	1.700	10/15/30	1,350,643
600,000	4.050	05/03/47	616,586
Marriott International, Inc., Series FF
500,000	4.625	06/15/30	540,411
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	298,922
Marriott International, Inc., Series R
200,000	3.125	06/15/26	203,249
Mastercard, Inc.
210,000	2.000	03/03/25	210,436
543,000	2.950	11/21/26	563,461
200,000	3.300	03/26/27	210,263
300,000	2.950	06/01/29	308,565
880,000	3.350	03/26/30	922,387
162,000	3.650	06/01/49	170,816
300,000	3.850	03/26/50	326,882
McDonald’s Corp., MTN
336,000	3.350	04/01/23	342,025
370,000	3.700	01/30/26	388,546
690,000	3.500	03/01/27	723,030
350,000	3.800	04/01/28	372,044
100,000	2.625	09/01/29	98,424
282,000	2.125	03/01/30	267,342
150,000	3.600	07/01/30	157,653
859,000	4.700	12/09/35	975,189
320,000	4.875	12/09/45	366,398
296,000	4.450	09/01/48	324,261
122,000	4.200	04/01/50	130,715
NIKE, Inc.
200,000	2.400	03/27/25	202,509
280,000	2.375	11/01/26	283,163
300,000	2.850	03/27/30	304,596
250,000	3.250	03/27/40	249,909
140,000	3.875	11/01/45	151,360
414,000	3.375	03/27/50	420,969
Starbucks Corp.
100,000	3.850	10/01/23	102,876
100,000	4.000	11/15/28	107,019
600,000	3.550	08/15/29	622,988
500,000	4.450	08/15/49	538,904
Target Corp.
450,000	3.500	07/01/24	468,152
265,000	2.350	02/15/30	261,102
629,000	4.000	07/01/42	699,202
Toyota Motor Credit Corp., GMTN
460,000	3.450	09/20/23	472,670
Toyota Motor Credit Corp., MTN
660,000	0.500	08/14/23	649,903
50,000	1.800	02/13/25	49,623
955,000	2.150	02/13/30	918,951
1,082,000	3.375	04/01/30	1,131,414
Visa, Inc.
1,200,000	3.150	12/14/25	1,244,235
290,000	2.750	09/15/27	297,714

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$209,000	2.050%	04/15/30	$202,425
870,000	4.150	12/14/35	976,051
300,000	2.700	04/15/40	282,189
889,000	4.300	12/14/45	1,031,409
40,000	3.650	09/15/47	42,568
Walmart, Inc.
207,000	2.550	04/11/23	209,464
510,000	3.400	06/26/23	522,686
1,276,000	3.700	06/26/28	1,375,903
680,000	5.250	09/01/35	859,116
395,000	6.500	08/15/37	569,194
672,000	4.050	06/29/48	770,486

			56,093,508

Consumer Noncyclical – 7.2%
Abbott Laboratories
334,000	3.400	11/30/23	343,496
415,000	2.950	03/15/25	424,826
124,000	3.750	11/30/26	132,285
156,000	4.750	11/30/36	185,687
540,000	4.900	11/30/46	665,565
AbbVie, Inc.
1,500,000	2.600	11/21/24	1,514,048
1,500,000	3.800	03/15/25	1,574,582
2,000,000	3.600	05/14/25	2,070,225
500,000	3.200	05/14/26	513,772
125,000	3.200	11/21/29	126,108
125,000	4.550	03/15/35	143,059
1,200,000	4.050	11/21/39	1,263,427
300,000	4.850	06/15/44	354,047
250,000	4.750	03/15/45	287,483
500,000	4.700	05/14/45	554,920
900,000	4.450	05/14/46	974,061
400,000	4.875	11/14/48	460,391
1,050,000	4.250	11/21/49	1,119,229
Altria Group, Inc.
250,000	4.000	01/31/24	258,629
800,000	2.350	05/06/25	797,744
800,000	4.800	02/14/29	866,155
70,000	2.450	02/04/32	62,438
100,000	5.800	02/14/39	109,748
500,000	3.400	02/04/41	413,018
100,000	4.250	08/09/42	91,486
310,000	5.375	01/31/44	323,052
614,000	3.875	09/16/46	525,526
520,000	5.950	02/14/49	581,044
70,000	3.700	02/04/51	56,978
150,000	4.000	02/04/61	125,068
Amgen, Inc.
500,000	3.375	02/21/50	460,799
900,000	4.663	06/15/51	1,006,634
Baxter International, Inc.(b)
350,000	2.539	02/01/32	336,044
Becton Dickinson and Co.
182,000	3.363	06/06/24	186,805
326,000	3.734	12/15/24	336,531

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Becton Dickinson and Co. – (continued)
350,000	3.700	06/06/27	367,735
200,000	2.823	05/20/30	196,813
300,000	4.685	12/15/44	334,894
420,000	4.669	06/06/47	470,198
Boston Scientific Corp.
700,000	3.750	03/01/26	731,796
500,000	2.650	06/01/30	485,700
210,000	4.550	03/01/39	231,041
90,000	4.700	03/01/49	102,611
Bristol-Myers Squibb Co.
600,000	4.550	02/20/48	704,455
1,000,000	4.250	10/26/49	1,128,774
600,000	2.550	11/13/50	505,732
Eli Lilly & Co.
190,000	3.950	03/15/49	214,263
300,000	2.250	05/15/50	249,056
92,000	2.500	09/15/60	76,169
Gilead Sciences, Inc.
1,000,000	3.500	02/01/25	1,034,098
300,000	4.800	04/01/44	341,821
600,000	4.500	02/01/45	654,106
500,000	4.750	03/01/46	566,714
300,000	4.150	03/01/47	314,956
400,000	2.800	10/01/50	337,402
Johnson & Johnson
148,200	2.625	01/15/25	150,775
40,000	0.550	09/01/25	38,065
166,000	2.450	03/01/26	168,711
115,000	2.950	03/03/27	119,348
300,000	0.950	09/01/27	281,958
360,000	4.375	12/05/33	417,823
1,093,000	3.550	03/01/36	1,177,383
540,000	3.625	03/03/37	581,006
250,000	5.950	08/15/37	335,642
245,000	3.400	01/15/38	253,887
46,000	2.100	09/01/40	39,547
158,000	3.700	03/01/46	170,123
795,000	3.750	03/03/47	867,555
125,000	2.450	09/01/60	104,376
Medtronic, Inc.
300,000	4.375	03/15/35	343,969
800,000	4.625	03/15/45	938,157
Merck & Co., Inc.
500,000	2.750	02/10/25	510,935
400,000	0.750	02/24/26	381,067
600,000	3.400	03/07/29	630,888
500,000	2.150	12/10/31	478,749
250,000	4.150	05/18/43	277,404
900,000	3.700	02/10/45	936,212
300,000	4.000	03/07/49	330,820
Mylan, Inc.
480,000	4.550	04/15/28	512,810
240,000	5.200	04/15/48	261,961
Pfizer, Inc.
40,000	3.000	06/15/23	41,127
675,000	3.200	09/15/23	691,201

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc. – (continued)
$100,000	2.950%	03/15/24	$102,400
92,000	0.800	05/28/25	88,689
300,000	3.450	03/15/29	316,089
1,500,000	2.625	04/01/30	1,504,348
400,000	3.900	03/15/39	435,545
100,000	7.200	03/15/39	149,581
260,000	2.550	05/28/40	237,810
100,000	4.300	06/15/43	112,717
280,000	4.400	05/15/44	323,036
300,000	4.125	12/15/46	337,972
100,000	4.200	09/15/48	114,571
100,000	4.000	03/15/49	110,883
730,000	2.700	05/28/50	658,376
Philip Morris International, Inc.
50,000	3.250	11/10/24	51,503
375,000	3.375	08/11/25	387,660
525,000	2.750	02/25/26	532,200
390,000	6.375	05/16/38	503,559
200,000	4.375	11/15/41	207,720
110,000	3.875	08/21/42	107,674
615,000	4.125	03/04/43	615,045
150,000	4.875	11/15/43	165,561
145,000	4.250	11/10/44	149,934
Regeneron Pharmaceuticals, Inc.
484,000	2.800	09/15/50	401,833
Shire Acquisitions Investments Ireland DAC
1,050,000	2.875	09/23/23	1,063,871
800,000	3.200	09/23/26	817,625
Thermo Fisher Scientific, Inc.
416,000	4.100	08/15/47	462,564
Utah Acquisition Sub, Inc.
1,150,000	3.950	06/15/26	1,189,107
Viatris, Inc.
480,000	4.000	06/22/50	429,971
Walgreens Boots Alliance, Inc.
474,000	3.800	11/18/24	491,332
450,000	3.450	06/01/26	466,680
550,000	4.800	11/18/44	596,998
Wyeth LLC
578,000	6.500	02/01/34	766,942
100,000	5.950	04/01/37	131,362
Zoetis, Inc.
214,000	3.000	09/12/27	217,914
790,000	4.700	02/01/43	905,417

			54,489,232

Consumer Products – 0.1%
Procter & Gamble Co. (The)
400,000	1.900	02/01/27	399,531

Electric – 1.9%
Berkshire Hathaway Energy Co.
600,000	6.125	04/01/36	766,000
Consolidated Edison Co. of New York, Inc.
150,000	4.625	12/01/54	166,305
500,000	3.600	06/15/61	469,931

Corporate Obligations – (continued)
Electric – (continued)
Consolidated Edison Co. of New York, Inc., Series 20B
450,000	3.950	04/01/50	461,561
Constellation Energy Generation LLC
200,000	3.250	06/01/25	204,325
210,000	6.250	10/01/39	244,811
120,000	5.600	06/15/42	131,791
Duke Energy Carolinas LLC
275,000	3.200	08/15/49	258,190
Duke Energy Corp.
500,000	3.750	04/15/24	514,738
390,000	2.650	09/01/26	390,600
100,000	2.450	06/01/30	94,900
552,000	3.750	09/01/46	529,594
400,000	3.500	06/15/51	369,865
Exelon Corp.
92,000	4.050	04/15/30	97,842
392,000	4.700	04/15/50	446,401
Florida Power & Light Co.
300,000	3.150	10/01/49	287,288
Georgia Power Co., Series A
436,000	3.250	03/15/51	389,288
NextEra Energy Capital Holdings, Inc.
500,000	2.250	06/01/30	464,178
500,000	2.440	01/15/32	467,771
NiSource, Inc.
100,000	0.950	08/15/25	94,609
192,000	3.600	05/01/30	194,891
500,000	1.700	02/15/31	438,433
290,000	4.375	05/15/47	304,951
100,000	3.950	03/30/48	98,083
Pacific Gas and Electric Co.
50,000	3.450	07/01/25	50,316
600,000	2.100	08/01/27	556,782
650,000	3.300	12/01/27	639,600
70,000	3.750	07/01/28	69,930
600,000	4.550	07/01/30	614,956
900,000	3.300	08/01/40	751,487
200,000	3.950	12/01/47	173,886
400,000	3.500	08/01/50	327,747
Southern California Edison Co.
500,000	4.000	04/01/47	492,399
200,000	3.650	02/01/50	188,744
Southern California Edison Co., Series C
200,000	4.125	03/01/48	201,101
Southern Co. (The)
240,000	2.950	07/01/23	242,866
1,050,000	3.250	07/01/26	1,075,323
430,000	4.400	07/01/46	450,190
Virginia Electric and Power Co.
500,000	2.450	12/15/50	407,674

			14,129,347

Energy – 6.5%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	57,259

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
$330,000	3.337%		12/15/27	$340,505
200,000	4.080		12/15/47	202,614
BP Capital Markets America, Inc.
700,000	2.721		01/12/32	670,758
Cheniere Corpus Christi Holdings LLC
500,000	7.000		06/30/24	540,937
535,000	5.875		03/31/25	577,466
1,274,000	5.125		06/30/27	1,386,908
Chevron Corp.
100,000	2.566		05/16/23	101,252
1,000,000	3.191		06/24/23	1,019,575
400,000	1.554		05/11/25	393,823
425,000	1.995		05/11/27	418,943
500,000	2.236		05/11/30	486,032
400,000	3.078		05/11/50	383,754
ConocoPhillips
425,000	4.300	(b)	08/15/28	467,899
600,000	6.500		02/01/39	835,241
ConocoPhillips Co.
500,000	4.950		03/15/26	547,466
100,000	6.950		04/15/29	128,222
300,000	4.300		11/15/44	330,403
Devon Energy Corp.
100,000	5.600		07/15/41	116,750
205,000	4.750		05/15/42	220,631
100,000	5.000		06/15/45	111,750
Diamondback Energy, Inc.
125,000	3.250		12/01/26	127,344
100,000	3.500		12/01/29	100,982
Energy Transfer LP
100,000	4.250		03/15/23	101,789
100,000	4.500		04/15/24	104,227
600,000	4.050		03/15/25	618,813
740,000	2.900		05/15/25	743,878
200,000	4.750		01/15/26	212,103
200,000	5.500		06/01/27	221,090
100,000	4.000		10/01/27	103,048
250,000	4.950		06/15/28	269,869
151,000	5.250		04/15/29	165,682
100,000	3.750		05/15/30	100,672
100,000	6.500		02/01/42	117,250
201,000	5.300		04/15/47	208,507
828,000	5.400		10/01/47	877,677
412,000	6.000		06/15/48	461,481
201,000	6.250		04/15/49	234,402
400,000	5.000		05/15/50	414,570
Enterprise Products Operating LLC
492,000	3.350		03/15/23	498,445
157,000	3.900		02/15/24	162,458
207,000	3.750		02/15/25	214,952
478,000	3.125		07/31/29	483,494
150,000	5.950		02/01/41	182,819
207,000	4.850		08/15/42	224,662
250,000	4.450		02/15/43	256,952
304,000	4.850		03/15/44	331,643

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
710,000	5.100		02/15/45	796,155
250,000	4.900		05/15/46	276,128
414,000	4.800		02/01/49	453,138
368,000	4.200		01/31/50	370,677
128,000	3.950		01/31/60	119,726
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250		08/16/77	156,210
EOG Resources, Inc.
690,000	4.375		04/15/30	762,778
340,000	4.950		04/15/50	415,223
Exxon Mobil Corp.
200,000	2.726		03/01/23	202,394
800,000	1.571		04/15/23	802,609
600,000	2.019		08/16/24	602,002
1,000,000	2.992		03/19/25	1,027,101
500,000	3.043		03/01/26	517,120
100,000	3.294		03/19/27	104,915
700,000	3.482		03/19/30	737,753
600,000	3.567		03/06/45	604,291
100,000	4.114		03/01/46	109,371
600,000	3.095		08/16/49	560,634
820,000	4.327		03/19/50	922,395
100,000	3.452		04/15/51	98,760
Halliburton Co.
350,000	2.920		03/01/30	344,484
1,320,000	4.850		11/15/35	1,478,400
250,000	7.450		09/15/39	340,937
200,000	5.000		11/15/45	222,000
Hess Corp.
290,000	4.300		04/01/27	306,782
148,000	6.000		01/15/40	176,860
273,000	5.600		02/15/41	315,656
Kinder Morgan Energy Partners LP
600,000	5.500		03/01/44	671,472
Kinder Morgan, Inc.
800,000	5.300		12/01/34	895,192
60,000	5.550		06/01/45	68,818
500,000	5.050		02/15/46	541,130
100,000	3.600		02/15/51	88,805
Kinder Morgan, Inc., GMTN
300,000	7.750		01/15/32	398,494
Marathon Petroleum Corp.
1,400,000	4.700		05/01/25	1,487,500
100,000	6.500		03/01/41	126,875
100,000	4.750		09/15/44	106,250
MPLX LP
750,000	4.500		07/15/23	770,110
200,000	4.125		03/01/27	210,567
100,000	4.800		02/15/29	109,095
1,440,000	2.650		08/15/30	1,359,000
350,000	4.500		04/15/38	361,076
249,000	5.200		03/01/47	271,756
200,000	5.500		02/15/49	227,585

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$280,000	4.550%	07/15/28	$295,845
718,000	3.100	03/15/30	694,904
100,000	5.200	07/15/48	108,984
Phillips 66
1,000,000	0.900	02/15/24	982,479
390,000	4.650	11/15/34	436,594
150,000	5.875	05/01/42	190,625
200,000	4.875	11/15/44	227,562
Plains All American Pipeline LP / PAA Finance Corp.
914,000	4.650	10/15/25	968,273
240,000	4.500	12/15/26	255,937
414,000	3.550	12/15/29	410,180
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	103,312
600,000	5.750	05/15/24	638,625
500,000	5.625	03/01/25	538,437
486,000	5.000	03/15/27	528,525
140,000	4.200	03/15/28	147,525
932,000	4.500	05/15/30	998,988
Schlumberger Investment SA
500,000	3.650	12/01/23	513,881
Spectra Energy Partners LP
400,000	4.750	03/15/24	417,763
Transcontinental Gas Pipe Line Co. LLC
200,000	7.850	02/01/26	236,912
Valero Energy Corp.
390,000	3.400	09/15/26	401,659
610,000	4.350	06/01/28	651,443
257,000	4.000	04/01/29	268,376
250,000	6.625	06/15/37	319,188
Williams Cos., Inc. (The)
100,000	4.000	09/15/25	104,411
100,000	3.750	06/15/27	104,310
320,000	3.500	11/15/30	325,115
526,000	6.300	04/15/40	646,830
200,000	5.100	09/15/45	221,982
280,000	4.850	03/01/48	301,651

			49,435,537

Financial Company – 1.0%
Ally Financial, Inc.
680,000	3.050	06/05/23	689,064
789,000	1.450	10/02/23	779,691
270,000	3.875	05/21/24	278,714
532,000	8.000	11/01/31	701,843
Ares Capital Corp.
1,780,000	4.200	06/10/24	1,830,860
70,000	2.150	07/15/26	66,204
Blackstone Private Credit Fund(b)
53,000	2.625	12/15/26	49,334
GE Capital International Funding Co. Unlimited
3,000,000	4.418	11/15/35	3,378,568

			7,774,278

Corporate Obligations – (continued)
Food and Beverage – 2.3%
Coca-Cola Co. (The)
50,000	3.375	03/25/27	52,752
50,000	1.450	06/01/27	48,064
520,000	1.000	03/15/28	480,448
1,000,000	2.125	09/06/29	976,003
500,000	3.450	03/25/30	529,543
500,000	1.650	06/01/30	463,155
300,000	2.000	03/05/31	284,514
380,000	2.500	06/01/40	344,186
300,000	2.875	05/05/41	284,323
430,000	2.600	06/01/50	377,614
100,000	3.000	03/05/51	94,974
220,000	2.750	06/01/60	191,080
Constellation Brands, Inc.
40,000	3.150	08/01/29	40,050
Keurig Dr Pepper, Inc.
266,000	4.057	05/25/23	273,033
300,000	0.750	03/15/24	293,025
510,000	4.597	05/25/28	557,156
1,100,000	3.200	05/01/30	1,111,645
Kraft Heinz Foods Co.
890,000	3.000	06/01/26	893,347
250,000	6.875	01/26/39	330,889
552,000	4.375	06/01/46	568,465
490,000	4.875	10/01/49	544,448
Molson Coors Beverage Co.
1,270,000	3.000	07/15/26	1,292,100
190,000	5.000	05/01/42	207,941
150,000	4.200	07/15/46	149,521
PepsiCo, Inc.
50,000	2.750	03/01/23	50,790
640,000	2.250	03/19/25	645,358
120,000	2.750	04/30/25	122,529
216,000	2.850	02/24/26	222,112
222,000	2.375	10/06/26	224,718
100,000	3.000	10/15/27	103,871
96,000	2.625	07/29/29	97,028
210,000	2.750	03/19/30	212,719
400,000	1.625	05/01/30	372,285
100,000	1.400	02/25/31	90,929
400,000	1.950	10/21/31	379,743
300,000	4.450	04/14/46	356,073
300,000	3.450	10/06/46	310,769
200,000	2.875	10/15/49	189,365
300,000	3.625	03/19/50	319,809
Sysco Corp.
604,000	3.300	07/15/26	622,407
635,000	3.250	07/15/27	654,365
365,000	5.950	04/01/30	435,565
270,000	6.600	04/01/50	376,331
Tyson Foods, Inc.
120,000	3.950	08/15/24	124,474
342,000	4.000	03/01/26	358,282
500,000	3.550	06/02/27	519,583
110,000	4.550	06/02/47	122,546
300,000	5.100	09/28/48	361,127

			17,661,054

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hardware – 0.2%
Micron Technology, Inc.
$733,000	4.185%		02/15/27	$773,315
400,000	4.663		02/15/30	432,500

				1,205,815

Healthcare – 2.9%
Aetna, Inc.
200,000	2.800		06/15/23	202,675
250,000	3.500		11/15/24	257,121
410,000	6.625		06/15/36	546,305
268,000	3.875		08/15/47	268,879
Anthem, Inc.
306,000	3.500		08/15/24	314,546
50,000	3.350		12/01/24	51,460
552,000	3.650		12/01/27	579,155
84,000	4.625		05/15/42	94,438
668,000	4.650		01/15/43	749,851
614,000	4.650		08/15/44	689,221
405,000	4.375		12/01/47	447,164
318,000	4.550		03/01/48	358,228
300,000	3.125		05/15/50	273,900
Cigna Corp.
800,000	4.900		12/15/48	907,735
600,000	3.400		03/15/51	545,867
CVS Health Corp.
520,000	2.625		08/15/24	526,209
154,000	4.100		03/25/25	161,398
400,000	3.875		07/20/25	418,837
100,000	2.875		06/01/26	101,324
400,000	3.000		08/15/26	406,771
530,000	3.625		04/01/27	554,006
725,000	4.300		03/25/28	782,236
730,000	3.250		08/15/29	743,919
1,320,000	4.780		03/25/38	1,474,195
350,000	4.125		04/01/40	362,855
350,000	2.700		08/21/40	304,409
240,000	5.300		12/05/43	286,963
728,000	5.125		07/20/45	843,441
1,500,000	5.050		03/25/48	1,748,636
HCA, Inc.
470,000	4.750		05/01/23	483,806
516,000	5.000		03/15/24	541,477
520,000	5.250		04/15/25	558,350
600,000	5.250		06/15/26	649,500
555,000	4.500		02/15/27	585,872
404,000	4.125		06/15/29	422,180
500,000	3.500		09/01/30	496,250
415,000	5.125		06/15/39	460,650
345,000	5.500		06/15/47	404,513
410,000	5.250		06/15/49	464,325
UnitedHealth Group, Inc.
700,000	3.750		07/15/25	734,138
600,000	2.300		05/15/31	579,526
700,000	3.250		05/15/51	679,873

				22,062,204

Corporate Obligations – (continued)
Insurance – 1.4%
American International Group, Inc.
600,000	2.500		06/30/25	603,587
100,000	3.900		04/01/26	105,242
200,000	4.200		04/01/28	216,569
500,000	3.875		01/15/35	524,691
100,000	4.500		07/16/44	111,318
300,000	4.800		07/10/45	345,119
40,000	4.750		04/01/48	46,123
100,000	4.375		06/30/50	111,168
500,000	4.375		01/15/55	542,280
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
100,000	5.750		04/01/48	103,136
Chubb INA Holdings, Inc.
955,000	4.350		11/03/45	1,081,197
Equitable Holdings, Inc.
500,000	5.000		04/20/48	562,268
Marsh & McLennan Cos., Inc.
175,000	4.375		03/15/29	190,965
100,000	2.250		11/15/30	94,388
496,000	4.900		03/15/49	593,102
MetLife, Inc.
500,000	3.600		04/10/24	517,947
300,000	6.400		12/15/36	338,915
750,000	5.875		02/06/41	980,543
500,000	4.125		08/13/42	540,348
200,000	4.600		05/13/46	235,733
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
500,000	5.625	(a)	06/15/43	513,284
(3M USD LIBOR + 3.031%)
100,000	5.375	(a)	05/15/45	102,378
(3M USD LIBOR + 2.380%)
530,000	4.500	(a)	09/15/47	514,190
210,000	3.905		12/07/47	221,700
46,000	3.935		12/07/49	48,357
Prudential Financial, Inc., MTN
300,000	5.700		12/14/36	381,484
480,000	4.350		02/25/50	539,744
350,000	3.700		03/13/51	354,666
Travelers Cos., Inc. (The)
400,000	3.050		06/08/51	373,772

				10,894,214

REITs and Real Estate – 0.4%
Alexandria Real Estate Equities, Inc.
200,000	3.375		08/15/31	205,612
300,000	1.875		02/01/33	265,683
Equinix, Inc.
500,000	3.200		11/18/29	493,594
GLP Capital LP / GLP Financing II, Inc.
917,000	5.375		04/15/26	977,688
368,000	5.300		01/15/29	402,776
Simon Property Group LP
100,000	3.250		11/30/26	103,019
500,000	3.250		09/13/49	457,402
100,000	3.800		07/15/50	100,789

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Welltower, Inc.
$300,000	4.250%		04/15/28	$321,918
50,000	3.100		01/15/30	49,985

				3,378,466

Revenue – 0.4%
Ascension Health
200,000	3.945		11/15/46	230,167
Ascension Health, Series B
300,000	2.532		11/15/29	301,194
CommonSpirit Health
100,000	2.760		10/01/24	100,913
220,000	3.347		10/01/29	225,600
633,000	4.350		11/01/42	670,644
200,000	4.187		10/01/49	218,262
Kaiser Foundation Hospitals
580,000	4.150		05/01/47	650,955
Kaiser Foundation Hospitals, Series 2019
430,000	3.266		11/01/49	420,406
Kaiser Foundation Hospitals, Series 2021
125,000	2.810		06/01/41	117,584

				2,935,725

Software – 1.6%
Oracle Corp.
660,000	3.400		07/08/24	675,760
40,000	2.950		11/15/24	40,565
900,000	2.500		04/01/25	896,868
230,000	2.950		05/15/25	231,794
823,000	2.650		07/15/26	817,843
40,000	2.800		04/01/27	39,764
80,000	3.250		11/15/27	80,955
512,000	2.300		03/25/28	487,655
900,000	2.950		04/01/30	871,029
444,000	4.300		07/08/34	457,926
866,000	3.850		07/15/36	837,685
245,000	3.800		11/15/37	233,836
796,000	6.500		04/15/38	986,054
840,000	3.600		04/01/40	762,933
418,000	5.375		07/15/40	460,658
340,000	3.650		03/25/41	308,164
354,000	4.125		05/15/45	330,355
300,000	4.000		07/15/46	275,638
540,000	4.000		11/15/47	496,408
850,000	3.600		04/01/50	739,772
600,000	3.950		03/25/51	549,128
250,000	4.375		05/15/55	238,362
1,095,000	3.850		04/01/60	945,349
537,000	4.100		03/25/61	486,042

				12,250,543

Technology – 9.2%
Activision Blizzard, Inc.
800,000	3.400		09/15/26	838,108
Adobe, Inc.
208,000	3.250		02/01/25	214,824
180,000	2.150		02/01/27	179,448
500,000	2.300		02/01/30	486,166

Corporate Obligations – (continued)
Technology – (continued)
Alphabet, Inc.
274,000	1.998		08/15/26	274,466
300,000	1.100		08/15/30	271,509
400,000	1.900		08/15/40	336,504
957,000	2.050		08/15/50	776,825
549,000	2.250		08/15/60	441,269
Apple, Inc.
1,420,000	2.400		05/03/23	1,437,741
180,000	3.000		02/09/24	184,487
489,000	3.450		05/06/24	506,676
495,000	2.850		05/11/24	505,984
500,000	2.750		01/13/25	511,863
300,000	2.500		02/09/25	305,424
300,000	1.125		05/11/25	292,941
40,000	3.200		05/13/25	41,456
1,521,000	3.250		02/23/26	1,586,569
214,000	2.450		08/04/26	217,261
210,000	3.000		06/20/27	218,072
1,620,000	2.900		09/12/27	1,672,892
830,000	3.000		11/13/27	863,590
500,000	1.200		02/08/28	470,253
500,000	1.400		08/05/28	472,875
400,000	1.650		05/11/30	374,121
600,000	1.650		02/08/31	555,200
985,000	4.500		02/23/36	1,157,552
150,000	2.375		02/08/41	133,259
637,000	3.850		05/04/43	689,830
310,000	4.450		05/06/44	362,494
305,000	3.450		02/09/45	310,353
380,000	4.375		05/13/45	441,330
888,000	4.650		02/23/46	1,080,716
156,000	3.850		08/04/46	168,626
296,000	4.250		02/09/47	340,541
550,000	3.750		11/13/47	591,072
977,000	2.950		09/11/49	919,388
995,000	2.650		05/11/50	885,349
239,000	2.400		08/20/50	203,707
125,000	2.800		02/08/61	109,876
Applied Materials, Inc.
300,000	3.300		04/01/27	313,665
150,000	1.750		06/01/30	140,766
200,000	4.350		04/01/47	230,910
Broadcom Corp. / Broadcom Cayman Finance Ltd.
100,000	3.625		01/15/24	102,696
1,019,000	3.875		01/15/27	1,061,153
210,000	3.500		01/15/28	214,595
Broadcom, Inc.
500,000	3.150		11/15/25	509,145
310,000	4.250		04/15/26	329,019
431,000	3.459		09/15/26	444,181
470,000	4.750		04/15/29	510,864
986,000	5.000		04/15/30	1,089,122
760,000	4.150		11/15/30	798,393
600,000	2.450	(b)	02/15/31	553,563
640,000	4.300		11/15/32	675,916
425,000	3.419	(b)	04/15/33	415,800

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom, Inc. – (continued)
$290,000	3.469	%(b)	04/15/34	$281,667
600,000	3.137	(b)	11/15/35	557,500
600,000	3.500	(b)	02/15/41	553,566
170,000	3.750	(b)	02/15/51	158,386
Cisco Systems, Inc.
400,000	5.900		02/15/39	532,165
400,000	5.500		01/15/40	515,066
Dell International LLC / EMC Corp.
149,000	5.450		06/15/23	155,372
648,000	6.020		06/15/26	724,626
1,426,000	4.900		10/01/26	1,547,653
350,000	5.300		10/01/29	391,143
460,000	8.100		07/15/36	638,181
400,000	8.350		07/15/46	611,112
Fiserv, Inc.
100,000	3.800		10/01/23	102,947
400,000	2.750		07/01/24	404,174
500,000	3.200		07/01/26	511,990
500,000	3.500		07/01/29	507,181
400,000	4.400		07/01/49	427,377
Hewlett Packard Enterprise Co.
300,000	2.250		04/01/23	301,838
300,000	4.450		10/02/23	311,141
300,000	4.900		10/15/25	322,006
300,000	6.350		10/15/45	357,974
HP, Inc.
300,000	3.400		06/17/30	303,095
368,000	6.000		09/15/41	441,883
Intel Corp.
300,000	2.875		05/11/24	306,635
503,000	3.700		07/29/25	526,853
120,000	2.600		05/19/26	122,415
880,000	3.150		05/11/27	912,297
946,000	2.450		11/15/29	925,776
354,000	4.600		03/25/40	403,630
300,000	4.800		10/01/41	353,458
290,000	4.100		05/19/46	312,017
320,000	4.100		05/11/47	343,492
295,000	3.734		12/08/47	298,255
670,000	3.250		11/15/49	627,460
525,000	4.750		03/25/50	613,542
460,000	3.050		08/12/51	418,185
50,000	3.100		02/15/60	43,712
100,000	4.950		03/25/60	123,056
International Business Machines Corp.
300,000	3.375		08/01/23	307,466
445,000	3.625		02/12/24	459,736
250,000	3.450		02/19/26	260,802
1,260,000	3.300		05/15/26	1,309,170
300,000	1.700		05/15/27	289,049
1,150,000	1.950		05/15/30	1,079,651
540,000	4.150		05/15/39	577,589
427,000	4.000		06/20/42	448,855
300,000	2.950		05/15/50	269,985

Corporate Obligations – (continued)
Technology – (continued)
KLA Corp.
300,000	4.650		11/01/24	317,113
300,000	4.100		03/15/29	324,338
Lam Research Corp.
640,000	4.000		03/15/29	693,004
280,000	1.900		06/15/30	261,979
220,000	4.875		03/15/49	266,512
500,000	2.875		06/15/50	447,815
Microsoft Corp.
870,000	2.000		08/08/23	877,108
522,000	2.875		02/06/24	534,582
1,066,000	2.700		02/12/25	1,093,167
256,000	3.125		11/03/25	265,768
176,000	2.400		08/08/26	178,844
205,000	3.300		02/06/27	216,873
660,000	3.500		02/12/35	712,493
400,000	3.450		08/08/36	429,031
113,000	4.100		02/06/37	129,319
200,000	4.450		11/03/45	242,008
300,000	3.700		08/08/46	327,250
250,000	4.250		02/06/47	297,212
1,251,000	2.525		06/01/50	1,116,393
1,700,000	2.921		03/17/52	1,617,638
1,196,000	2.675		06/01/60	1,052,653
100,000	3.041		03/17/62	95,634
NVIDIA Corp.
400,000	0.584		06/14/24	389,159
500,000	2.850		04/01/30	506,428
400,000	2.000		06/15/31	376,572
400,000	3.500		04/01/50	411,402
PayPal Holdings, Inc.
400,000	2.400		10/01/24	402,931
400,000	1.650		06/01/25	391,813
200,000	2.850		10/01/29	199,304
QUALCOMM, Inc.
216,000	2.900		05/20/24	220,617
330,000	3.450		05/20/25	343,048
320,000	3.250		05/20/27	333,643
126,000	2.150		05/20/30	121,221
200,000	4.650		05/20/35	232,831
736,000	4.800		05/20/45	879,647
250,000	4.300		05/20/47	283,022
Texas Instruments, Inc.
300,000	2.250		09/04/29	295,745
552,000	4.150		05/15/48	627,256
VMware, Inc.
75,000	4.500		05/15/25	79,399
50,000	3.900		08/21/27	52,255
400,000	2.200		08/15/31	367,182
Western Digital Corp.
1,000,000	4.750		02/15/26	1,038,750

				69,860,493

Transportation – 1.2%
CSX Corp.
696,000	3.250		06/01/27	720,180
120,000	3.800		03/01/28	127,028

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
$46,000	4.100%		03/15/44	$49,096
490,000	3.800		11/01/46	502,461
FedEx Corp.
540,000	3.100		08/05/29	548,143
92,000	5.100		01/15/44	106,686
250,000	4.750		11/15/45	277,469
234,000	4.550		04/01/46	255,448
260,000	4.400		01/15/47	276,915
584,000	4.950		10/17/48	672,189
160,000	5.250		05/15/50	192,625
FedEx Corp. Pass Through Trust, Series 2020-1
45,990	1.875		02/20/34	43,290
Southwest Airlines Co.
270,000	4.750		05/04/23	279,175
170,000	5.250		05/04/25	183,604
125,000	5.125		06/15/27	138,690
Union Pacific Corp.
414,000	3.950		09/10/28	445,044
500,000	2.400		02/05/30	489,590
310,000	3.799		10/01/51	323,294
95,000	2.950		03/10/52	86,539
408,000	3.839		03/20/60	421,367
950,000	3.799		04/06/71	956,924
United Parcel Service, Inc.
92,000	3.050		11/15/27	96,067
792,000	3.400		03/15/29	836,593
330,000	3.750		11/15/47	357,041
734,000	5.300		04/01/50	989,950

				9,375,408

Wireless – 5.9%
American Tower Corp.
250,000	4.000		06/01/25	260,606
1,050,000	3.375		10/15/26	1,076,981
200,000	2.750		01/15/27	199,634
715,000	3.800		08/15/29	737,968
80,000	2.900		01/15/30	77,325
251,000	3.100		06/15/50	210,829
AT&T, Inc.
880,000	4.125		02/17/26	939,850
915,000	3.800		02/15/27	967,288
900,000	4.250		03/01/27	969,360
339,000	2.300		06/01/27	335,090
75,000	1.650		02/01/28	70,778
660,000	4.100		02/15/28	708,020
715,000	4.350		03/01/29	777,991
497,000	4.300		02/15/30	542,022
595,000	2.750		06/01/31	578,606
1,000,000	2.250		02/01/32	921,703
500,000	2.550		12/01/33	465,118
435,000	4.500		05/15/35	478,801
551,000	5.250		03/01/37	649,123
140,000	4.850		03/01/39	155,996
90,000	5.350		09/01/40	106,737
450,000	4.300		12/15/42	466,964
330,000	4.350		06/15/45	340,722

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
435,000	4.750		05/15/46	477,823
250,000	5.650		02/15/47	312,108
545,000	4.500		03/09/48	586,022
317,000	4.550		03/09/49	343,838
335,000	5.150		02/15/50	388,543
770,000	3.650		06/01/51	729,387
100,000	3.300		02/01/52	89,286
1,350,000	3.500		09/15/53	1,236,372
2,072,000	3.550		09/15/55	1,882,765
300,000	3.800		12/01/57	283,706
1,702,000	3.650		09/15/59	1,562,718
92,000	3.850		06/01/60	85,593
CC Holdings GS V LLC / Crown Castle GS III Corp.
450,000	3.849		04/15/23	462,289
Crown Castle International Corp.
60,000	3.150		07/15/23	61,036
510,000	4.450		02/15/26	542,815
200,000	3.700		06/15/26	207,682
130,000	3.650		09/01/27	134,724
300,000	3.300		07/01/30	298,290
390,000	2.250		01/15/31	357,158
690,000	2.100		04/01/31	621,524
100,000	3.250		01/15/51	85,712
T-Mobile USA, Inc.
500,000	3.500		04/15/25	514,790
700,000	3.750		04/15/27	728,398
1,300,000	3.875		04/15/30	1,338,704
800,000	2.550		02/15/31	749,440
750,000	2.250		11/15/31	676,534
500,000	3.000		02/15/41	436,323
590,000	4.500		04/15/50	617,733
820,000	3.300		02/15/51	714,697
Verizon Communications, Inc.
650,000	3.500		11/01/24	672,389
184,000	3.376		02/15/25	190,690
450,000	4.125		03/16/27	481,840
1,070,000	2.100		03/22/28	1,031,195
722,000	4.329		09/21/28	786,895
860,000	4.016		12/03/29	915,730
471,000	3.150		03/22/30	476,328
300,000	1.500		09/18/30	266,368
1,350,000	2.550		03/21/31	1,288,269
50,000	2.355	(b)	03/15/32	46,645
485,000	4.500		08/10/33	534,857
750,000	4.400		11/01/34	823,603
220,000	4.272		01/15/36	238,355
510,000	5.250		03/16/37	613,365
1,070,000	2.650		11/20/40	930,262
510,000	3.400		03/22/41	493,158
450,000	3.850		11/01/42	452,477
60,000	6.550		09/15/43	85,961
204,000	4.125		08/15/46	211,999
700,000	4.862		08/21/46	827,419
815,000	4.522		09/15/48	910,417
400,000	2.875		11/20/50	336,257

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$800,000	3.550%		03/22/51	$773,590
394,000	5.012		08/21/54	476,749
469,000	4.672		03/15/55	557,496
850,000	2.987		10/30/56	727,658
500,000	3.000		11/20/60	406,159
725,000	3.700		03/22/61	691,808

				44,811,461

TOTAL CORPORATE OBLIGATIONS
(Cost $635,866,459)				$607,759,379

Foreign Corporate Debt – 18.6%
Banks – 9.2%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$1,000,000	0.875%		09/18/23	$983,403
200,000	1.125		09/18/25	189,904
Banco Santander SA (Spain)
200,000	2.706		06/27/24	200,875
1,600,000	2.746		05/28/25	1,600,959
400,000	1.849		03/25/26	384,500
600,000	4.250		04/11/27	633,429
600,000	3.490		05/28/30	599,685
400,000	2.958		03/25/31	383,675
Bank of Montreal (Canada)
(5 Year USD Swap + 1.280%)
100,000	4.338	(a)	10/05/28	103,125
(5 Year USD Swap + 1.432%)
1,750,000	3.803	(a)	12/15/32	1,798,125
Bank of Montreal, MTN (Canada)
250,000	0.625		07/09/24	241,481
(SOFR + 0.603%)
40,000	0.949	(a)	01/22/27	37,635
Bank of Montreal, Series E (Canada)
50,000	3.300		02/05/24	51,158
Bank of Nova Scotia (The) (Canada)
800,000	3.400		02/11/24	820,892
400,000	0.700		04/15/24	386,292
400,000	1.300		06/11/25	385,898
300,000	4.500		12/16/25	318,635
Barclays PLC (United Kingdom)
(3M USD LIBOR + 1.356%)
1,100,000	4.338	(a)	05/16/24	1,131,867
890,000	3.650		03/16/25	914,156
1,035,000	4.375		01/12/26	1,093,442
(SOFR + 2.714%)
200,000	2.852	(a)	05/07/26	199,962
210,000	5.200		05/12/26	226,309
350,000	4.836		05/09/28	371,525
(US 5 Year CMT T-Note + 2.900%)
200,000	3.564	(a)	09/23/35	190,835
(US 1 Year CMT T-Note + 1.700%)
500,000	3.811	(a)	03/10/42	467,197
330,000	5.250		08/17/45	386,184
800,000	4.950		01/10/47	902,086

Foreign Corporate Debt – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce (Canada)
1,160,000	3.500		09/13/23	1,191,940
450,000	3.100		04/02/24	459,103
300,000	2.250		01/28/25	299,109
Cooperatieve Rabobank UA (Netherlands)
815,000	3.750		07/21/26	842,654
468,000	5.250		05/24/41	602,831
745,000	5.250		08/04/45	892,045
Credit Suisse Group AG (Switzerland)
600,000	3.750		03/26/25	616,341
Deutsche Bank AG (Germany)
130,000	3.700		05/30/24	132,949
(SOFR + 2.581%)
800,000	3.961	(a)	11/26/25	819,574
(SOFR + 1.718%)
700,000	3.035	(a)	05/28/32	656,707
HSBC Holdings PLC (United Kingdom)
540,000	4.250		03/14/24	558,920
(3M USD LIBOR + 0.987%)
800,000	3.950	(a)	05/18/24	817,622
400,000	4.250		08/18/25	415,546
(SOFR + 1.402%)
550,000	2.633	(a)	11/07/25	550,502
750,000	4.300		03/08/26	792,326
1,390,000	3.900		05/25/26	1,445,149
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	522,102
(3M USD LIBOR + 1.535%)
700,000	4.583	(a)	06/19/29	748,270
1,080,000	4.950		03/31/30	1,191,662
(3M USD LIBOR + 1.610%)
800,000	3.973	(a)	05/22/30	826,870
(SOFR + 2.387%)
1,155,000	2.848	(a)	06/04/31	1,103,888
(SOFR + 1.947%)
1,050,000	2.357	(a)	08/18/31	964,594
(SOFR + 1.187%)
300,000	2.804	(a)	05/24/32	284,542
(SOFR + 1.410%)
400,000	2.871	(a)	11/22/32	379,187
250,000	6.500		05/02/36	315,341
546,000	6.500		09/15/37	698,924
405,000	6.800		06/01/38	528,519
130,000	6.100		01/14/42	171,383
ING Groep NV (Netherlands)
590,000	4.100		10/02/23	609,262
300,000	3.550		04/09/24	307,926
200,000	3.950		03/29/27	210,476
490,000	4.550		10/02/28	533,424
330,000	4.050		04/09/29	349,803
Lloyds Banking Group PLC (United Kingdom)
700,000	4.050		08/16/23	721,587
(US 1 Year CMT T-Note + 3.500%)
300,000	3.870	(a)	07/09/25	308,875
400,000	4.582		12/10/25	419,893
1,000,000	4.375		03/22/28	1,067,880

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Lloyds Banking Group PLC (United Kingdom) – (continued)
(3M USD LIBOR + 1.205%)
$500,000	3.574	%(a)	11/07/28	$513,907
200,000	5.300		12/01/45	229,642
490,000	4.344		01/09/48	503,270
Mitsubishi UFJ Financial Group, Inc. (Japan)
290,000	3.761		07/26/23	298,404
690,000	3.407		03/07/24	707,781
600,000	2.193		02/25/25	595,208
850,000	3.850		03/01/26	889,742
830,000	3.677		02/22/27	867,705
150,000	3.287		07/25/27	153,541
524,000	3.961		03/02/28	552,976
100,000	3.741		03/07/29	104,369
500,000	3.195		07/18/29	502,390
640,000	2.559		02/25/30	614,387
200,000	2.048		07/17/30	183,092
(US 1 Year CMT T-Note + 0.950%)
1,000,000	2.309	(a)	07/20/32	926,930
700,000	3.751		07/18/39	729,192
National Australia Bank Ltd. (Australia)
940,000	2.500		07/12/26	951,236
NatWest Group PLC (United Kingdom)
(3M USD LIBOR + 1.550%)
490,000	4.519	(a)	06/25/24	504,671
(3M USD LIBOR + 1.762%)
885,000	4.269	(a)	03/22/25	914,531
(US 1 Year CMT T-Note + 2.550%)
355,000	3.073	(a)	05/22/28	357,314
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	376,403
(US 5 Year CMT T-Note + 2.100%)
600,000	3.754	(a)	11/01/29	608,907
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	552,013
(3M USD LIBOR + 1.871%)
370,000	4.445	(a)	05/08/30	395,108
(US 5 Year CMT T-Note + 2.350%)
420,000	3.032	(a)	11/28/35	390,971
Royal Bank of Canada, GMTN (Canada)
370,000	1.600		04/17/23	369,769
1,100,000	3.700		10/05/23	1,133,674
500,000	2.250		11/01/24	499,882
500,000	4.650		01/27/26	537,079
Royal Bank of Canada, MTN (Canada)
100,000	0.500		10/26/23	97,932
500,000	1.150		06/10/25	479,889
Royal Bank of Canada (Canada)
300,000	1.200		04/27/26	285,210
Santander UK Group Holdings PLC(a) (United Kingdom)
(3M USD LIBOR + 1.570%)
200,000	4.796		11/15/24	208,396
Santander UK PLC (United Kingdom)
1,100,000	4.000		03/13/24	1,141,023
Sumitomo Mitsui Financial Group, Inc. (Japan)
300,000	2.696		07/16/24	302,931
300,000	0.948		01/12/26	282,160

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
400,000	3.784		03/09/26	418,190
50,000	2.632		07/14/26	50,086
300,000	1.402		09/17/26	285,619
910,000	3.010		10/19/26	922,351
100,000	3.446		01/11/27	103,389
150,000	3.364		07/12/27	154,669
500,000	3.040		07/16/29	497,418
1,000,000	2.750		01/15/30	973,869
1,240,000	2.130		07/08/30	1,158,464
1,000,000	2.222		09/17/31	923,490
Toronto-Dominion Bank (The), MTN (Canada)
800,000	2.650		06/12/24	808,624
290,000	1.150		06/12/25	279,116
300,000	0.750		01/06/26	282,709
Toronto-Dominion Bank (The)(a) (Canada)
(5 Year USD Swap + 2.205%)
50,000	3.625		09/15/31	51,625
Toronto-Dominion Bank (The), GMTN (Canada)
1,885,000	3.500		07/19/23	1,930,846
Westpac Banking Corp. (Australia)
100,000	3.300		02/26/24	102,931
300,000	1.019		11/18/24	293,935
100,000	2.350		02/19/25	100,746
500,000	2.850		05/13/26	512,765
290,000	1.150		06/03/26	278,435
100,000	3.350		03/08/27	104,351
100,000	3.400		01/25/28	104,664
300,000	2.650		01/16/30	300,274
(US 5 Year CMT T-Note + 1.350%)
195,000	2.894	(a)	02/04/30	193,529
400,000	2.150		06/03/31	379,341
(US 5 Year CMT T-Note + 2.000%)
100,000	4.110	(a)	07/24/34	103,832
(US 5 Year CMT T-Note + 1.750%)
300,000	2.668	(a)	11/15/35	274,672
600,000	4.421		07/24/39	645,499
100,000	2.963		11/16/40	88,292
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
400,000	4.322		11/23/31	417,330

				69,863,656

Beverages – 0.1%
Coca-Cola Femsa SAB de CV (Mexico)
700,000	2.750		01/22/30	670,565

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
120,000	4.850		03/29/29	131,270
125,000	4.350		04/15/30	134,676
309,000	4.700		09/20/47	336,437

				602,383

Consumer Noncyclical – 1.3%
BAT Capital Corp. (United Kingdom)
300,000	3.215		09/06/26	299,482

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
BAT Capital Corp. (United Kingdom) – (continued)
$300,000	2.259%		03/25/28	$279,910
300,000	2.726		03/25/31	275,376
1,500,000	4.540		08/15/47	1,372,869
400,000	4.758		09/06/49	379,553
BAT International Finance PLC (United Kingdom)
300,000	1.668		03/25/26	284,399
GlaxoSmithKline Capital, Inc. (United Kingdom)
600,000	6.375		05/15/38	829,953
Novartis Capital Corp. (Switzerland)
70,000	3.400		05/06/24	72,421
200,000	1.750		02/14/25	198,914
489,000	3.000		11/20/25	503,531
702,000	3.100		05/17/27	728,585
700,000	2.200		08/14/30	679,705
220,000	4.400		05/06/44	256,450
300,000	4.000		11/20/45	332,621
225,000	2.750		08/14/50	206,546
Reynolds American, Inc. (United Kingdom)
575,000	4.450		06/12/25	601,138
300,000	5.850		08/15/45	324,880
Takeda Pharmaceutical Co., Ltd. (Japan)
500,000	5.000		11/26/28	563,562
750,000	2.050		03/31/30	691,810
750,000	3.175		07/09/50	674,602

				9,556,307

Consumer Products – 0.1%
Unilever Capital Corp. (United Kingdom)
100,000	2.900		05/05/27	102,145
500,000	3.500		03/22/28	526,198
500,000	2.125		09/06/29	482,424

				1,110,767

Energy – 2.3%
BP Capital Markets PLC (United Kingdom)
600,000	3.279		09/19/27	618,906
Canadian Natural Resources Ltd. (Canada)
800,000	3.850		06/01/27	835,327
Canadian Natural Resources Ltd., GMTN (Canada)
210,000	4.950		06/01/47	235,548
Cenovus Energy, Inc. (Canada)
100,000	4.400		04/15/29	106,471
777,000	6.750		11/15/39	969,086
102,000	5.400		06/15/47	115,546
Enbridge, Inc. (Canada)
320,000	4.000		10/01/23	329,237
782,000	3.125		11/15/29	785,301
(3M USD LIBOR + 3.641%)
300,000	6.250	(a)	03/01/78	313,500
Equinor ASA (Norway)
500,000	2.875		04/06/25	509,498
200,000	1.750		01/22/26	196,106
300,000	3.125		04/06/30	308,398
100,000	2.375		05/22/30	97,350
140,000	3.950		05/15/43	148,117
752,000	3.250		11/18/49	720,938
250,000	3.700		04/06/50	258,422

Foreign Corporate Debt – (continued)
Energy – (continued)
Shell International Finance BV (Netherlands)
700,000	2.000		11/07/24	702,966
500,000	3.250		05/11/25	518,012
500,000	2.875		05/10/26	514,417
800,000	3.875		11/13/28	857,942
400,000	2.375		11/07/29	390,714
500,000	4.125		05/11/35	547,463
936,000	6.375		12/15/38	1,274,488
492,000	4.375		05/11/45	546,496
674,000	4.000		05/10/46	712,884
379,000	3.750		09/12/46	388,791
282,000	3.125		11/07/49	261,937
Suncor Energy, Inc. (Canada)
434,000	4.000		11/15/47	435,880
100,000	3.750		03/04/51	96,759
TotalEnergies Capital International SA (France)
300,000	3.750		04/10/24	311,191
500,000	2.829		01/10/30	499,715
500,000	2.986		06/29/41	461,741
400,000	3.461		07/12/49	389,000
450,000	3.127		05/29/50	418,479
300,000	3.386		06/29/60	279,147
TotalEnergies Capital SA (France)
244,000	3.883		10/11/28	259,174
TransCanada PipeLines Ltd. (Canada)
600,000	4.625		03/01/34	656,488
500,000	7.625		01/15/39	714,582

				17,786,017

Financial Company – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
500,000	3.150		02/15/24	505,433
500,000	3.500		01/15/25	507,452
300,000	6.500		07/15/25	330,778
1,000,000	2.450		10/29/26	961,048
300,000	3.000		10/29/28	289,732
1,000,000	3.300		01/30/32	950,009
300,000	3.400		10/29/33	283,700
500,000	3.850		10/29/41	465,832

				4,293,984

Food and Beverage – 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
785,000	3.650		02/01/26	820,541
950,000	4.700		02/01/36	1,051,531
1,685,000	4.900		02/01/46	1,919,748
Anheuser-Busch InBev Finance, Inc. (Belgium)
100,000	4.000		01/17/43	101,324
535,000	4.625		02/01/44	579,265
300,000	4.900		02/01/46	342,448
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
790,000	4.000		04/13/28	842,046
1,100,000	4.750		01/23/29	1,222,951
317,000	4.900		01/23/31	363,014
620,000	4.375		04/15/38	664,069

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium) – (continued)
$500,000	5.450%	01/23/39	$594,490
100,000	4.350	06/01/40	106,657
790,000	4.950	01/15/42	903,067
605,000	4.600	04/15/48	664,040
210,000	4.439	10/06/48	225,328
836,000	5.550	01/23/49	1,032,415
150,000	4.500	06/01/50	165,254
310,000	4.750	04/15/58	343,438
434,000	5.800	01/23/59	559,274
Diageo Capital PLC (United Kingdom)
400,000	2.625	04/29/23	404,096

			12,904,996

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
564,000	3.125	01/15/32	503,273

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
500,000	3.600	11/28/24	513,232
840,000	3.400	12/06/27	853,144
600,000	2.125	02/09/31	539,171
400,000	4.000	12/06/37	391,993
550,000	4.200	12/06/47	532,110
300,000	3.150	02/09/51	243,257
200,000	4.400	12/06/57	197,563

			3,270,470

Lodging – 0.1%
Sands China Ltd. (Macau)
280,000	5.125	08/08/25	277,200
500,000	5.400	08/08/28	491,250

			768,450

Media – 0.1%
Grupo Televisa SAB (Mexico)
200,000	5.000	05/13/45	218,068
200,000	6.125	01/31/46	250,062
200,000	5.250	05/24/49	228,572

			696,702

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	162,552
650,000	5.000	09/30/43	784,159
Rio Tinto Finance USA Ltd. (Australia)
80,000	7.125	07/15/28	100,192
525,000	5.200	11/02/40	642,635
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	87,688

			1,777,226

Mining – 0.5%
Southern Copper Corp. (Peru)
341,000	7.500	07/27/35	455,105
331,000	6.750	04/16/40	433,293
386,000	5.250	11/08/42	449,796
291,000	5.875	04/23/45	365,431

Foreign Corporate Debt – (continued)
Mining – (continued)
Vale Overseas Ltd. (Brazil)
930,000	6.250	08/10/26	1,043,925
350,000	6.875	11/21/36	427,219
552,000	6.875	11/10/39	685,860

			3,860,629

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
300,000	3.000	05/09/23	304,154
CNOOC Finance 2015 USA LLC (China)
200,000	4.375	05/02/28	217,847

			522,001

Oil Company-Integrated – 0.2%
Ecopetrol SA (Colombia)
250,000	5.875	09/18/23	260,938
150,000	4.125	01/16/25	148,875
200,000	5.375	06/26/26	205,125
300,000	6.875	04/29/30	313,125
468,000	7.375	09/18/43	461,565
400,000	5.875	05/28/45	345,000

			1,734,628

Semiconductors – 0.0%
TSMC Arizona Corp. (Taiwan)
400,000	3.250	10/25/51	382,866

Technology – 0.2%
NXP BV / NXP Funding LLC(b) (China)
170,000	4.875	03/01/24	178,408
NXP BV / NXP Funding LLC / NXP USA, Inc.(b) (China)
500,000	3.400	05/01/30	505,079
500,000	2.500	05/11/31	467,878

			1,151,365

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
266,000	2.875	05/07/30	259,460
640,000	6.125	03/30/40	802,146
470,000	4.375	04/22/49	517,391

			1,578,997

Transportation – 0.1%
Canadian Pacific Railway Co. (Canada)
350,000	2.450	12/02/31	336,501
350,000	3.100	12/02/51	316,990

			653,491

Wireless – 0.6%
Rogers Communications, Inc. (Canada)
70,000	4.100	10/01/23	71,820
200,000	4.300	02/15/48	200,130
500,000	4.350	05/01/49	499,540
Vodafone Group PLC (United Kingdom)
1,000,000	3.750	01/16/24	1,035,580
50,000	4.125	05/30/25	52,616
300,000	5.000	05/30/38	340,506
700,000	5.250	05/30/48	800,538

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wireless – (continued)
Vodafone Group PLC (United Kingdom) – (continued)
$450,000	4.875%	06/19/49	$497,442
700,000	4.250	09/17/50	711,516

			4,209,688

Wirelines – 0.4%
British Telecommunications PLC (United Kingdom)
300,000	9.625	12/15/30	420,220
Deutsche Telekom International Finance BV (Germany)
650,000	8.750	06/15/30	898,270
Telefonica Emisiones SA (Spain)
200,000	4.103	03/08/27	211,859
100,000	7.045	06/20/36	129,317
450,000	4.665	03/06/38	466,039
600,000	5.213	03/08/47	654,000
415,000	4.895	03/06/48	435,681

			3,215,386

TOTAL FOREIGN CORPORATE DEBT
(Cost $148,177,653)			$141,113,847

Shares	Dividend Rate	Value

Investment Company – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,444,342	0.026%	$1,444,342
(Cost $1,444,342)

TOTAL INVESTMENTS – 99.0%
(Cost $785,488,454)		$750,317,568

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		7,401,578

NET ASSETS – 100.0%		$757,719,146

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 84.4%
U.S. Treasury Bills
$2,960,000	0.011%	03/01/22	$2,960,000
800,000	0.029	03/01/22	800,000
2,000,000	0.035	03/01/22	2,000,000
900,000	0.036	03/01/22	900,000
2,560,000	0.037	03/01/22	2,560,000
960,000	0.038	03/01/22	960,000
320,000	0.039	03/01/22	320,000
320,000	0.040	03/01/22	320,000
3,120,000	0.041	03/01/22	3,120,000
7,280,000	0.046	03/01/22	7,280,000
7,040,000	0.047	03/01/22	7,040,000
240,000	0.052	03/01/22	240,000
139,871,700	0.054	03/01/22	139,871,700
126,951,800	0.068	04/07/22	126,938,624
2,590,000	0.076	04/07/22	2,589,731
700,000	0.086	04/07/22	699,927
280,000	0.095	04/07/22	279,971
2,450,000	0.098	04/07/22	2,449,746
5,307,000	0.102	04/07/22	5,306,449
1,400,000	0.116	04/07/22	1,399,855
2,800,000	0.117	04/07/22	2,799,709
700,000	0.122	04/07/22	699,927
700,000	0.127	04/07/22	699,927
2,870,000	0.132	04/07/22	2,869,702
700,000	0.138	04/07/22	699,927
792,000	0.142	04/07/22	791,918
1,056,000	0.144	04/07/22	1,055,890
770,000	0.152	04/07/22	769,920
1,750,000	0.184	04/07/22	1,749,818
840,000	0.187	04/07/22	839,913
276,000	0.123	04/12/22	275,950
2,553,000	0.137	04/12/22	2,552,540
137,922,600	0.145	04/12/22	137,897,751
1,311,000	0.152	04/12/22	1,310,764
5,185,000	0.157	04/12/22	5,184,066
759,000	0.171	04/12/22	758,863
1,725,000	0.218	04/12/22	1,724,689
828,000	0.222	04/12/22	827,851
61,645,800	0.024	04/21/22	61,629,190
4,000,000	0.036	04/21/22	3,998,922
300,000	0.038	04/21/22	299,919
750,000	0.040	04/21/22	749,798
300,000	0.041	04/21/22	299,919
6,480,000	0.046	04/21/22	6,478,254
1,655,000	0.047	04/21/22	1,654,554
3,322,100	0.048	04/21/22	3,321,205
600,000	0.050	04/21/22	599,838
1,300,000	0.051	04/21/22	1,299,650
3,800,000	0.052	04/21/22	3,798,976
1,500,000	0.056	04/21/22	1,499,596
459,000	0.057	04/21/22	458,876
350,000	0.064	04/21/22	349,906
300,000	0.070	04/21/22	299,919
700,000	0.076	04/21/22	699,811
500,000	0.085	04/21/22	499,865
2,050,000	0.132	04/21/22	2,049,448

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
200,000	0.133	04/21/22	199,946
2,000,000	0.162	04/21/22	1,999,461
1,000,000	0.166	04/21/22	999,731
500,000	0.167	04/21/22	499,865
867,000	0.171	04/21/22	866,766
756,000	0.173	04/21/22	755,796
4,869,000	0.174	04/21/22	4,867,688
1,887,000	0.178	04/21/22	1,886,492
3,843,000	0.193	04/21/22	3,841,965
510,000	0.194	04/21/22	509,863
561,000	0.222	04/21/22	560,849
1,275,000	0.229	04/21/22	1,274,657
612,000	0.233	04/21/22	611,835
204,000	0.243	04/21/22	203,945
187,050,600	0.198	04/26/22	186,998,150
770,000	0.077	05/05/22	769,666
385,000	0.080	05/05/22	384,833
97,186,300	0.084	05/05/22	97,144,130
1,430,000	0.090	05/05/22	1,429,380
550,000	0.132	05/05/22	549,761
2,145,000	0.146	05/05/22	2,144,069
4,290,000	0.183	05/05/22	4,288,139
2,200,000	0.184	05/05/22	2,199,045
550,000	0.188	05/05/22	549,761
807,000	0.198	05/05/22	806,650
560,000	0.227	05/05/22	559,757
4,209,000	0.244	05/05/22	4,207,174
2,072,000	0.269	05/05/22	2,071,101
224,000	0.290	05/05/22	223,903
616,000	0.294	05/05/22	615,733
1,400,000	0.330	05/05/22	1,399,393
672,000	0.334	05/05/22	671,708
427,000	0.089	05/26/22	426,684
840,000	0.092	05/26/22	839,377
106,030,000	0.097	05/26/22	105,951,412
1,586,000	0.117	05/26/22	1,584,825
600,000	0.118	05/26/22	599,555
2,100,000	0.171	05/26/22	2,098,444
240,000	0.176	05/26/22	239,822
4,680,000	0.219	05/26/22	4,676,531
600,000	0.227	05/26/22	599,555
2,400,000	0.232	05/26/22	2,398,221
1,200,000	0.233	05/26/22	1,199,111
288,000	0.255	05/26/22	287,787
4,575,000	0.315	05/26/22	4,571,609
93,870,000	0.326	05/26/22	93,800,425
244,000	0.345	05/26/22	243,819
2,257,000	0.355	05/26/22	2,255,327
671,000	0.412	05/26/22	670,503
1,525,000	0.447	05/26/22	1,523,870
732,000	0.451	05/26/22	731,457
300,000	0.051	06/16/22	299,635
1,340,000	0.052	06/16/22	1,338,371
600,000	0.055	06/16/22	599,271
2,360,000	0.056	06/16/22	2,357,131
660,000	0.061	06/16/22	659,198

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,520,000	0.062%	06/16/22	$1,518,152
28,295,900	0.067	06/16/22	28,261,506
180,000	0.077	06/16/22	179,781
120,000	0.085	06/16/22	119,854
8,932,000	0.094	06/16/22	8,921,143
175,000	0.111	06/16/22	174,787
225,000	0.117	06/16/22	224,727
650,000	0.122	06/16/22	649,210
250,000	0.147	06/16/22	249,696
875,000	0.194	06/16/22	873,936
100,000	0.208	06/16/22	99,878
1,950,000	0.258	06/16/22	1,947,630
250,000	0.259	06/16/22	249,696
1,000,000	0.268	06/16/22	998,785
500,000	0.269	06/16/22	499,392
99,686,200	0.316	06/16/22	99,565,030
84,814,400	0.406	06/16/22	84,711,307
5,551,000	0.415	06/16/22	5,544,253
296,000	0.452	06/16/22	295,640
2,738,000	0.461	06/16/22	2,734,672
814,000	0.481	06/16/22	813,011
1,850,000	0.519	06/16/22	1,847,751
888,000	0.523	06/16/22	886,921
4,240,000	0.051	07/14/22	4,231,410
318,000	0.052	07/14/22	317,356
795,000	0.055	07/14/22	793,389
69,705,300	0.059	07/14/22	69,564,085
2,070,000	0.066	07/14/22	2,065,806
15,589,300	0.067	07/14/22	15,557,718
265,000	0.071	07/14/22	264,463
159,000	0.076	07/14/22	158,678
477,000	0.086	07/14/22	476,034
318,000	0.096	07/14/22	317,356
8,872,200	0.114	07/14/22	8,854,226
522,000	0.131	07/14/22	520,943
1,508,000	0.178	07/14/22	1,504,945
406,000	0.179	07/14/22	405,178
580,000	0.202	07/14/22	578,825
232,000	0.273	07/14/22	231,530
2,030,000	0.274	07/14/22	2,025,887
2,320,000	0.330	07/14/22	2,315,300
5,104,000	0.334	07/14/22	5,093,660
1,160,000	0.335	07/14/22	1,157,650
348,000	0.400	07/14/22	347,295
83,747,000	0.414	07/14/22	83,577,339
7,381,000	0.549	07/14/22	7,366,047
392,000	0.558	07/14/22	391,206
3,626,000	0.590	07/14/22	3,618,654
1,078,000	0.619	07/14/22	1,075,816
2,450,000	0.646	07/14/22	2,445,037
1,176,000	0.651	07/14/22	1,173,618
45,000	0.086	08/11/22	44,876
26,548,400	0.096	08/11/22	26,475,094
135,000	0.158	08/11/22	134,627
105,000	0.186	08/11/22	104,710
390,000	0.197	08/11/22	388,923

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
150,000	0.223	08/11/22	149,586
525,000	0.290	08/11/22	523,550
60,000	0.300	08/11/22	59,834
1,170,000	0.362	08/11/22	1,166,769
750,000	0.371	08/11/22	747,929
300,000	0.386	08/11/22	299,172
84,000	0.432	08/11/22	83,768
1,098,000	0.620	08/11/22	1,094,968
60,000	0.630	08/11/22	59,834
63,020,000	0.641	08/11/22	62,845,987
555,000	0.682	08/11/22	553,468
165,000	0.701	08/11/22	164,544
375,000	0.739	08/11/22	373,965
180,000	0.743	08/11/22	179,503
45,000	0.107	10/06/22	44,808
26,557,400	0.125	10/06/22	26,444,354
135,000	0.202	10/06/22	134,425
105,000	0.236	10/06/22	104,553
390,000	0.259	10/06/22	388,340
150,000	0.285	10/06/22	149,362
525,000	0.335	10/06/22	522,765
60,000	0.340	10/06/22	59,745
750,000	0.436	10/06/22	746,808
1,170,000	0.437	10/06/22	1,165,020
300,000	0.446	10/06/22	298,723
84,000	0.505	10/06/22	83,642
60,000	0.688	10/06/22	59,745
1,098,000	0.712	10/06/22	1,093,326
555,000	0.770	10/06/22	552,638
165,000	0.784	10/06/22	164,298
375,000	0.832	10/06/22	373,404
180,000	0.835	10/06/22	179,234
15,955,000	0.210	11/03/22	15,875,083
90,000	0.220	11/03/22	89,549
63,000	0.236	11/03/22	62,684
29,316,300	0.260	11/03/22	29,169,458
250,000	0.296	11/03/22	248,748
875,000	0.365	11/03/22	870,617
100,000	0.366	11/03/22	99,499
1,000,000	0.463	11/03/22	994,991
250,000	0.464	11/03/22	248,748
1,950,000	0.469	11/03/22	1,940,233
425,000	0.483	11/03/22	422,871
75,000	0.484	11/03/22	74,624
126,000	0.550	11/03/22	125,369
100,000	0.708	11/03/22	99,499
1,891,000	0.744	11/03/22	1,881,528
925,000	0.760	11/03/22	920,367
275,000	0.795	11/03/22	273,623
625,000	0.856	11/03/22	621,869
300,000	0.859	11/03/22	298,497
60,036,300	0.738	12/29/22	59,593,701
2,257,000	0.895	12/29/22	2,240,361
120,000	0.961	12/29/22	119,115
1,110,000	0.992	12/29/22	1,101,817
330,000	1.013	12/29/22	327,567

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$750,000	1.043%	12/29/22	$744,471
360,000	1.046	12/29/22	357,346

TOTAL U.S. TREASURY BILLS
(Cost $1,823,008,251)			$1,822,190,667

U.S. Treasury Notes – 22.9%
U.S. Treasury Notes
$39,276,900	0.089%	05/31/22	$39,412,681
198,000	0.138	05/31/22	198,684
220,000	0.178	05/31/22	220,761
572,000	0.191	05/31/22	573,977
770,000	0.197	05/31/22	772,662
154,000	0.208	05/31/22	154,532
88,000	0.216	05/31/22	88,304
880,000	0.250	05/31/22	883,042
1,716,000	0.263	05/31/22	1,721,932
220,000	0.267	05/31/22	220,761
440,000	0.294	05/31/22	441,521
126,000	0.317	05/31/22	126,436
1,647,000	0.373	05/31/22	1,652,694
88,000	0.472	05/31/22	88,304
506,000	0.490	05/31/22	507,749
814,000	0.495	05/31/22	816,814
550,000	0.502	05/31/22	551,901
26,166,100	0.090	06/15/22	26,264,734
135,000	0.164	06/15/22	135,509
390,000	0.187	06/15/22	391,470
105,000	0.202	06/15/22	105,396
150,000	0.215	06/15/22	150,565
525,000	0.230	06/15/22	526,979
60,000	0.242	06/15/22	60,226
600,000	0.291	06/15/22	602,262
1,170,000	0.292	06/15/22	1,174,410
150,000	0.296	06/15/22	150,565
300,000	0.321	06/15/22	301,131
84,000	0.341	06/15/22	84,317
1,098,000	0.453	06/15/22	1,102,139
60,000	0.484	06/15/22	60,226
345,000	0.499	06/15/22	346,301
555,000	0.505	06/15/22	557,092
375,000	0.509	06/15/22	376,414
28,129,300	0.078	08/15/22	28,244,674
96,000	0.127	08/15/22	96,394
18,930,900	0.144	08/15/22	19,008,546
243,000	0.191	08/15/22	243,997
702,000	0.250	08/15/22	704,879
270,000	0.253	08/15/22	271,107
189,000	0.289	08/15/22	189,775
945,000	0.327	08/15/22	948,876
108,000	0.343	08/15/22	108,443
2,106,000	0.360	08/15/22	2,114,638
270,000	0.371	08/15/22	271,107
540,000	0.388	08/15/22	542,215
1,080,000	0.393	08/15/22	1,084,430

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
147,000	0.434	08/15/22	147,603
2,013,000	0.608	08/15/22	2,021,256
108,000	0.663	08/15/22	108,443
999,000	0.667	08/15/22	1,003,097
297,000	0.700	08/15/22	298,218
324,000	0.763	08/15/22	325,329
675,000	0.767	08/15/22	677,769
70,860,300	0.120	09/30/22	70,600,110
360,000	0.233	09/30/22	358,678
280,000	0.277	09/30/22	278,972
1,040,000	0.281	09/30/22	1,036,181
400,000	0.329	09/30/22	398,531
160,000	0.376	09/30/22	159,413
1,400,000	0.380	09/30/22	1,394,859
3,120,000	0.435	09/30/22	3,108,544
400,000	0.441	09/30/22	398,531
1,600,000	0.463	09/30/22	1,594,125
800,000	0.464	09/30/22	797,063
183,000	0.514	09/30/22	182,328
3,050,000	0.758	09/30/22	3,038,801
164,000	0.807	09/30/22	163,398
1,517,000	0.819	09/30/22	1,511,430
451,000	0.852	09/30/22	449,344
1,025,000	0.874	09/30/22	1,021,236
492,000	0.878	09/30/22	490,193
78,422,200	0.207	10/31/22	79,028,747
396,000	0.266	10/31/22	399,063
1,144,000	0.307	10/31/22	1,152,848
308,000	0.331	10/31/22	310,382
440,000	0.357	10/31/22	443,403
1,540,000	0.425	10/31/22	1,551,911
176,000	0.429	10/31/22	177,361
440,000	0.479	10/31/22	443,403
3,432,000	0.490	10/31/22	3,458,544
1,760,000	0.492	10/31/22	1,773,613
880,000	0.525	10/31/22	886,806
204,000	0.596	10/31/22	205,578
3,355,000	0.833	10/31/22	3,380,949
180,000	0.861	10/31/22	181,392
1,665,000	0.876	10/31/22	1,677,878
495,000	0.936	10/31/22	498,829
540,000	0.961	10/31/22	544,177
1,125,000	0.965	10/31/22	1,133,701
26,880,200	0.357	12/15/22	27,029,826
150,000	0.410	12/15/22	150,835
60,000	0.455	12/15/22	60,334
525,000	0.462	12/15/22	527,922
150,000	0.539	12/15/22	150,835
600,000	0.551	12/15/22	603,340
1,170,000	0.553	12/15/22	1,176,513
300,000	0.563	12/15/22	301,670
30,000	0.667	12/15/22	30,167
54,000	0.668	12/15/22	54,301
1,098,000	0.917	12/15/22	1,104,112
60,000	0.943	12/15/22	60,334
555,000	1.005	12/15/22	558,089

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$165,000	1.023%	12/15/22	$165,918
180,000	1.061	12/15/22	181,002
375,000	1.063	12/15/22	377,087
9,871,000	0.770	01/15/23	9,912,065
114,755,100	1.001	01/15/23	115,232,499
366,000	1.022	01/15/23	367,523
20,000	1.038	01/15/23	20,083
185,000	1.080	01/15/23	185,770
55,000	1.109	01/15/23	55,229
60,000	1.144	01/15/23	60,250
125,000	1.145	01/15/23	125,520
12,547,900	1.047	02/15/23	12,586,622

TOTAL U.S. TREASURY NOTES
(Cost $495,521,572)			$494,541,455

TOTAL INVESTMENTS – 107.3%
(Cost $2,318,529,823)			$2,316,732,122

LIABILITIES IN EXCESS OF ASSETS – (7.3)%			(158,431,529)

NET ASSETS – 100.0%			$2,158,300,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value

Mortgage-Backed Securities – 27.3%
Federal Home Loan Mortgage Corporation
$397,209	4.500%		07/01/48		$422,274
Federal National Mortgage Association
2,900,000	1.500		TBA-30yr	(a)	2,689,297
1,400,000	1.500		TBA-15yr	(a)	1,362,047
18,400,000	2.000		TBA-30yr	(a)	17,646,750
2,600,000	2.000		TBA-15yr	(a)	2,580,297
8,300,000	2.500		TBA-30yr	(a)	8,187,820
2,000,000	2.500		TBA-15yr	(a)	2,023,594
7,200,000	3.000		TBA-30yr	(a)	7,271,438
1,000,000	3.000		TBA-15yr	(a)	1,025,078
5,200,000	3.500		TBA-30yr	(a)	5,355,594
3,700,000	4.000		TBA-30yr	(a)	3,862,453
700,000	4.500		TBA-30yr	(a)	738,773
400,000	5.000		TBA-30yr	(a)	431,625
1,000,000	1.750		07/02/24		1,004,196
93,338	4.500		06/01/48		98,486
40,567	5.000		12/01/48		43,966
61,076	4.500		08/01/49		64,963
215,693	5.000		12/01/49		233,473
42,988	4.500		01/01/50		45,359
182,331	4.500		03/01/50		193,539
111,956	5.000		04/01/50		123,109
118,773	4.500		10/01/50		127,362
Government National Mortgage Association
5,000,000	2.000		TBA-30yr	(a)	4,889,062
1,000,000	2.500		TBA-30yr	(a)	999,297
1,000,000	2.500		TBA-30yr	(a)	997,422
1,300,000	3.000		TBA-30yr	(a)	1,321,430
1,000,000	3.000		TBA-30yr	(a)	1,014,063
2,000,000	3.500		TBA-30yr	(a)	2,063,906
1,000,000	3.500		TBA-30yr	(a)	1,028,594
900,000	4.000		TBA-30yr	(a)	935,016
400,000	4.500		TBA-30yr	(a)	418,000
79,557	5.000		12/20/48		85,411
43,530	5.000		05/20/49		46,733
381,144	3.000		09/20/49		388,614
150,635	4.500		03/20/50		157,559
81,152	5.000		05/20/50		87,101
297,693	4.000		09/20/50		310,155
948,612	3.000		07/20/51		965,316

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $71,353,077)					$71,239,172

U.S. Treasury Notes – 27.2%
U.S. Treasury Notes
$7,572,000	2.500%		01/31/25		$7,757,931
9,578,000	2.000		02/15/25		9,675,514
22,875,000	2.000		11/15/26		23,136,229
8,402,000	2.750		02/15/28		8,858,061
7,079,000	2.875		08/15/28		7,535,824
2,008,000	2.375		05/15/29		2,083,959
7,906,000	1.500		02/15/30		7,729,557
3,688,000	0.875		11/15/30		3,409,227
700,000	1.250		08/15/31		664,899

TOTAL U.S. TREASURY NOTES
(Cost $73,566,773)					$70,851,201

Corporate Obligations – 21.3%
Aerospace & Defense – 0.6%
Boeing Co. (The)
100,000	4.875		05/01/25		106,326
200,000	3.200		03/01/29		197,866
200,000	5.150		05/01/30		220,899
50,000	3.625		02/01/31		50,323
150,000	3.900		05/01/49		139,919
100,000	5.805		05/01/50		119,216
General Dynamics Corp.
90,000	3.375		05/15/23		91,862
15,000	3.625		04/01/30		15,952
Hexcel Corp.
40,000	4.200		02/15/27		41,166
Northrop Grumman Corp.
100,000	7.875	(b)	03/01/26		118,316
40,000	4.030		10/15/47		42,368
Raytheon Technologies Corp.
200,000	3.950		08/16/25		210,636
30,000	4.450		11/16/38		33,224
60,000	4.875		10/15/40		69,485
Textron, Inc.
80,000	3.000		06/01/30		79,118

					1,536,676

Banks – 3.8%
American Express Co.
80,000	3.625		12/05/24		82,889
Bank of America Corp.
40,000	4.100		07/24/23		41,304
(3M USD LIBOR + 0.780%)
100,000	3.550	(c)	03/05/24		101,620
(3M USD LIBOR + 1.040%)
200,000	3.419	(c)	12/20/28		204,515
(SOFR + 2.150%)
180,000	2.592	(c)	04/29/31		172,866
100,000	7.750		05/14/38		144,976
Bank of America Corp., Series L
73,000	4.750		04/21/45		84,269
Bank of America Corp., MTN
40,000	4.125		01/22/24		41,585
(SOFR + 0.410%)
300,000	0.523	(c)	06/14/24		294,374
(3M USD LIBOR + 1.060%)
80,000	3.559	(c)	04/23/27		82,230
(3M USD LIBOR + 0.990%)
200,000	2.496	(c)	02/13/31		190,547
(SOFR + 1.530%)
40,000	1.898	(c)	07/23/31		36,274
(3M USD LIBOR + 3.150%)
300,000	4.083	(c)	03/20/51		322,301
(SOFR + 1.880%)
60,000	2.831	(c)	10/24/51		52,451
Bank of America Corp.(c), Series N
(SOFR + 1.650%)
100,000	3.483		03/13/52		98,322
Bank of New York Mellon Corp. (The), MTN
200,000	1.650		01/28/31		184,475

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp.
$25,000	3.900%		01/29/24	$25,807
120,000	4.200		10/29/25	125,806
Charles Schwab Corp. (The)
300,000	0.900		03/11/26	284,023
Citigroup, Inc.
50,000	3.875		10/25/23	51,622
(SOFR + 0.686%)
250,000	0.776	(c)	10/30/24	244,003
200,000	3.400		05/01/26	205,722
(3M USD LIBOR + 1.563%)
40,000	3.887	(c)	01/10/28	41,825
40,000	4.125		07/25/28	41,997
(3M USD LIBOR + 1.338%)
40,000	3.980	(c)	03/20/30	42,136
(SOFR + 1.146%)
200,000	2.666	(c)	01/29/31	192,794
(SOFR + 2.107%)
240,000	2.572	(c)	06/03/31	229,414
25,000	6.625		06/15/32	31,427
40,000	6.000		10/31/33	48,774
80,000	5.875		01/30/42	103,379
15,000	4.750		05/18/46	16,748
60,000	4.650		07/23/48	69,689
Citizens Financial Group, Inc.
40,000	2.638		09/30/32	37,152
Comerica, Inc.
25,000	4.000		02/01/29	26,835
Fifth Third Bancorp
25,000	4.300		01/16/24	25,958
JPMorgan Chase & Co.
40,000	3.875		02/01/24	41,520
(3M USD LIBOR + 0.730%)
80,000	3.559	(c)	04/23/24	81,407
(SOFR + 1.455%)
50,000	1.514	(c)	06/01/24	49,818
(3 Mo. U.S. T-Bill MMY + 1.585%)
40,000	2.005	(c)	03/13/26	39,256
80,000	4.250		10/01/27	85,631
(3M USD LIBOR + 1.337%)
400,000	3.782	(c)	02/01/28	417,569
(3M USD LIBOR + 1.380%)
50,000	3.540	(c)	05/01/28	51,696
(3M USD LIBOR + 1.330%)
40,000	4.452	(c)	12/05/29	43,325
(SOFR + 1.510%)
90,000	2.739	(c)	10/15/30	88,046
(SOFR + 3.790%)
360,000	4.493	(c)	03/24/31	396,165
(3 Mo. U.S. T-Bill MMY + 1.105%)
25,000	1.764	(c)	11/19/31	22,526
(3M USD LIBOR + 1.360%)
152,000	3.882	(c)	07/24/38	160,616
15,000	5.400		01/06/42	18,559
40,000	4.850		02/01/44	47,388

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.380%)
40,000	3.964	%(c)	11/15/48	42,259
(SOFR + 2.440%)
60,000	3.109	(c)	04/22/51	55,655
KeyCorp, MTN
120,000	4.100		04/30/28	128,634
80,000	2.550		10/01/29	77,843
Manufacturers & Traders Trust Co.
280,000	3.400		08/17/27	289,612
Morgan Stanley
(SOFR + 0.525%)
40,000	0.790	(c)	05/30/25	38,506
(SOFR + 1.485%)
300,000	3.217	(c)	04/22/42	286,418
80,000	4.300		01/27/45	86,927
75,000	4.375		01/22/47	83,252
Morgan Stanley, GMTN
340,000	3.700		10/23/24	351,538
120,000	4.350		09/08/26	127,371
(SOFR + 1.143%)
250,000	2.699	(c)	01/22/31	242,882
Northern Trust Corp.
15,000	3.950		10/30/25	15,887
56,000	3.650		08/03/28	60,000
150,000	3.150		05/03/29	156,581
PNC Financial Services Group, Inc. (The)
80,000	3.900		04/29/24	83,071
290,000	3.450		04/23/29	304,460
State Street Corp.(c)
(3M USD LIBOR + 1.030%)
50,000	4.141		12/03/29	54,429
Truist Bank
40,000	3.200		04/01/24	41,028
Truist Financial Corp., MTN
80,000	3.875		03/19/29	84,967
US Bancorp
15,000	2.400		07/30/24	15,137
US Bancorp, MTN
80,000	3.900		04/26/28	85,753
80,000	3.000		07/30/29	80,674
40,000	1.375		07/22/30	35,815
US Bancorp, Series X
150,000	3.150		04/27/27	155,443
Wells Fargo & Co.
(SOFR + 2.530%)
150,000	3.068	(c)	04/30/41	139,576
128,000	5.606		01/15/44	157,369
60,000	3.900		05/01/45	62,262
Wells Fargo & Co., MTN
(3M USD LIBOR + 1.310%)
50,000	3.584	(c)	05/22/28	51,683
25,000	4.150		01/24/29	26,645
(SOFR + 1.262%)
400,000	2.572	(c)	02/11/31	385,089
(SOFR + 4.032%)
340,000	4.478	(c)	04/04/31	370,913

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
(SOFR + 4.502%)
$140,000	5.013	%(c)	04/04/51	$172,258

				9,873,568

Basic Industry – 0.4%
Albemarle Corp.
80,000	4.150		12/01/24	83,649
Dow Chemical Co. (The)
60,000	3.600		11/15/50	57,206
DuPont de Nemours, Inc.
54,000	4.205		11/15/23	55,918
150,000	4.493		11/15/25	159,937
15,000	5.419		11/15/48	18,869
Georgia-Pacific LLC
10,000	8.000		01/15/24	11,133
Huntsman International LLC
70,000	4.500		05/01/29	74,257
International Paper Co.
15,000	4.400		08/15/47	16,443
15,000	4.350		08/15/48	16,411
Linde, Inc.
100,000	1.100		08/10/30	89,024
LYB International Finance III LLC
40,000	2.250		10/01/30	37,586
80,000	3.625		04/01/51	74,732
Mosaic Co. (The)
80,000	4.875		11/15/41	87,246
Sherwin-Williams Co. (The)
200,000	3.450		06/01/27	207,753
Westlake Corp.
40,000	3.600		08/15/26	41,685

				1,031,849

Broadcasting – 0.1%
Discovery Communications LLC
80,000	4.125		05/15/29	83,570
40,000	3.625		05/15/30	40,136
Fox Corp.
40,000	4.030		01/25/24	41,485
40,000	4.709		01/25/29	43,682
40,000	5.576		01/25/49	48,041

				256,914

Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000	3.300		06/15/30	132,231
Intercontinental Exchange, Inc.
300,000	0.700		06/15/23	296,659
Jefferies Group LLC
20,000	6.500		01/20/43	25,254
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
40,000	4.850		01/15/27	43,593
40,000	4.150		01/23/30	42,283
Morgan Stanley Domestic Holdings, Inc.
80,000	4.500		06/20/28	86,574

				626,594

Corporate Obligations – (continued)
Building Materials – 0.0%
Mohawk Industries, Inc.
120,000	3.850%		02/01/23	121,698

Capital Goods – 0.8%
3M Co.
220,000	3.250		08/26/49	209,325
Caterpillar, Inc.
50,000	3.803		08/15/42	53,099
CNH Industrial Capital LLC
50,000	1.450		07/15/26	47,907
Cummins, Inc.
60,000	0.750		09/01/25	57,082
Deere & Co.
25,000	3.900		06/09/42	27,249
40,000	2.875		09/07/49	37,018
25,000	3.750		04/15/50	26,901
Emerson Electric Co.
60,000	1.950		10/15/30	56,463
15,000	6.000		08/15/32	18,880
Fortive Corp.
15,000	4.300		06/15/46	16,109
Honeywell International, Inc.
100,000	2.700		08/15/29	100,714
188,000	1.950		06/01/30	177,241
Illinois Tool Works, Inc.
15,000	3.900		09/01/42	16,001
John Deere Capital Corp., MTN
50,000	2.800		07/18/29	50,877
80,000	2.450		01/09/30	79,139
Leggett & Platt, Inc.
80,000	4.400		03/15/29	86,583
Lennox International, Inc.
80,000	1.700		08/01/27	76,366
Otis Worldwide Corp.
60,000	2.293		04/05/27	59,104
Parker-Hannifin Corp.
40,000	4.000		06/14/49	42,044
Parker-Hannifin Corp., MTN
15,000	4.200		11/21/34	16,147
Republic Services, Inc.
22,000	4.750		05/15/23	22,651
Trane Technologies Luxembourg Finance SA
50,000	3.800		03/21/29	52,442
Waste Management, Inc.
50,000	0.750		11/15/25	47,352
50,000	2.500		11/15/50	42,087
Westinghouse Air Brake Technologies Corp.
110,000	4.400		03/15/24	114,141
133,000	3.450		11/15/26	135,821
115,000	4.950		09/15/28	125,239
WW Grainger, Inc.
100,000	1.850		02/15/25	99,091
60,000	4.600		06/15/45	69,744
Xylem, Inc.
15,000	3.250		11/01/26	15,410

				1,978,227

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
$90,000	4.908%	07/23/25	$95,557
40,000	3.750	02/15/28	40,977
82,000	4.200	03/15/28	85,938
90,000	5.050	03/30/29	98,359
40,000	2.800	04/01/31	37,365
40,000	6.484	10/23/45	47,928
40,000	5.375	05/01/47	42,417
60,000	5.750	04/01/48	66,601
40,000	5.125	07/01/49	40,850
40,000	6.834	10/23/55	50,117
60,000	4.400	12/01/61	54,166
Comcast Corp.
40,000	3.150	03/01/26	41,300
75,000	3.300	04/01/27	78,036
50,000	3.150	02/15/28	51,397
232,000	2.650	02/01/30	229,065
80,000	4.400	08/15/35	89,344
60,000	4.000	08/15/47	62,843
25,000	3.969	11/01/47	25,972
75,000	4.000	03/01/48	78,333
40,000	3.999	11/01/49	41,558
80,000	2.800	01/15/51	68,844
15,000	2.450	08/15/52	12,159
160,000	2.987 (b)	11/01/63	133,562
NBCUniversal Media LLC
50,000	6.400	04/30/40	68,402
Omnicom Group, Inc.
80,000	4.200	06/01/30	86,767
Paramount Global
80,000	3.875	04/01/24	83,200
80,000	4.000	01/15/26	83,520
11,000	6.875	04/30/36	13,901
15,000	4.900	08/15/44	16,040
Time Warner Cable LLC
15,000	6.750	06/15/39	18,206
15,000	5.875	11/15/40	16,781
15,000	5.500	09/01/41	15,993
Time Warner Entertainment Co. LP
40,000	8.375	03/15/23	42,630
15,000	8.375	07/15/33	20,330
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	16,607
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	16,183
Walt Disney Co. (The)
80,000	2.000	09/01/29	76,311
80,000	3.800	03/22/30	85,830
90,000	3.500	05/13/40	90,118
15,000	4.750	09/15/44	17,472
50,000	3.600	01/13/51	50,769

			2,391,748

Corporate Obligations – (continued)
Consumer Cyclical – 1.8%
Amazon.com, Inc.
40,000	0.400%	06/03/23	39,566
40,000	3.800	12/05/24	41,903
250,000	3.150	08/22/27	261,515
100,000	2.100	05/12/31	96,184
80,000	4.050	08/22/47	89,876
15,000	2.500	06/03/50	12,950
75,000	4.250	08/22/57	87,081
50,000	2.700	06/03/60	42,862
Amazon.Com, Inc.
25,000	0.250	05/12/23	24,692
Costco Wholesale Corp.
40,000	3.000	05/18/27	41,396
CyrusOne LP / CyrusOne Finance Corp.
50,000	2.900	11/15/24	51,085
30,000	3.450	11/15/29	31,925
55,000	2.150	11/01/30	53,543
DR Horton, Inc.
80,000	2.500	10/15/24	80,487
90,000	2.600	10/15/25	90,169
100,000	1.400	10/15/27	92,711
eBay, Inc.
15,000	4.000	07/15/42	15,135
General Motors Co.
100,000	5.400	10/02/23	105,204
15,000	6.750	04/01/46	19,194
40,000	5.950	04/01/49	47,875
General Motors Financial Co., Inc.
90,000	3.700	05/09/23	91,645
100,000	4.250	05/15/23	102,953
50,000	1.700	08/18/23	49,807
25,000	1.050	03/08/24	24,414
80,000	2.900	02/26/25	80,635
80,000	3.850	01/05/28	82,600
Global Payments, Inc.
120,000	4.800	04/01/26	128,802
Home Depot, Inc. (The)
250,000	2.800	09/14/27	255,539
237,000	3.125	12/15/49	223,425
Lowe’s Cos., Inc.
250,000	4.500	04/15/30	276,402
Marriott International, Inc., Series EE
50,000	5.750	05/01/25	54,844
Mastercard, Inc.
60,000	2.000	03/03/25	60,125
15,000	3.300	03/26/27	15,770
50,000	3.850	03/26/50	54,480
McDonald’s Corp., MTN
45,000	4.700	12/09/35	51,087
60,000	4.450	09/01/48	65,728
MDC Holdings, Inc.
40,000	6.000	01/15/43	43,050
NIKE, Inc.
100,000	2.250	05/01/23	100,786
20,000	3.375	03/27/50	20,337

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
O’Reilly Automotive, Inc.
$80,000	4.200%	04/01/30	$85,779
Starbucks Corp.
250,000	3.800	08/15/25	262,009
30,000	3.750	12/01/47	29,203
Tapestry, Inc.
33,000	4.125	07/15/27	34,526
Target Corp.
120,000	3.500	07/01/24	124,840
172,000	4.000	07/01/42	191,197
15,000	3.900	11/15/47	16,574
Toyota Motor Credit Corp.
100,000	0.625	09/13/24	96,621
40,000	3.650	01/08/29	42,799
Toyota Motor Credit Corp., MTN
80,000	3.375	04/01/30	83,654
Visa, Inc.
40,000	1.900	04/15/27	39,471
50,000	0.750	08/15/27	46,368
15,000	2.750	09/15/27	15,399
40,000	4.300	12/14/45	46,407
Walmart, Inc.
105,000	2.550	04/11/23	106,250
100,000	3.300	04/22/24	103,105
40,000	2.850	07/08/24	40,994
200,000	2.650	09/22/51	182,794

			4,655,772

Consumer Noncyclical – 1.3%
Abbott Laboratories
60,000	3.875	09/15/25	63,422
150,000	4.750	11/30/36	178,545
100,000	6.000	04/01/39	134,149
40,000	4.750	04/15/43	47,362
AbbVie, Inc.
200,000	2.950	11/21/26	203,009
100,000	4.625	10/01/42	113,939
200,000	4.400	11/06/42	216,144
200,000	4.700	05/14/45	221,968
Agilent Technologies, Inc.
100,000	2.750	09/15/29	98,509
Altria Group, Inc.
115,000	3.400	05/06/30	113,667
40,000	4.500	05/02/43	37,422
40,000	5.375	01/31/44	41,684
75,000	3.875	09/16/46	64,193
55,000	4.450	05/06/50	50,741
Becton Dickinson and Co.
80,000	3.794	05/20/50	79,618
Eli Lilly & Co.
15,000	3.100	05/15/27	15,581
102,000	3.375	03/15/29	107,532
Equifax, Inc.
40,000	3.250	06/01/26	40,906
Gilead Sciences, Inc.
300,000	1.650	10/01/30	272,950

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson
76,000	0.550	09/01/25	72,324
15,000	0.950	09/01/27	14,098
90,000	2.900	01/15/28	92,927
40,000	1.300	09/01/30	36,647
25,000	3.625	03/03/37	26,898
25,000	4.500	12/05/43	29,443
35,000	3.700	03/01/46	37,686
Kroger Co. (The)
25,000	3.875	10/15/46	25,202
Laboratory Corp. of America Holdings
15,000	4.700	02/01/45	16,582
Merck & Co., Inc.
250,000	3.700	02/10/45	260,059
Mylan, Inc.
40,000	5.400	11/29/43	44,087
Pfizer, Inc.
40,000	0.800	05/28/25	38,560
260,000	4.000	12/15/36	286,922
10,000	4.100	09/15/38	11,126
40,000	2.700	05/28/50	36,075
Philip Morris International, Inc.
40,000	3.250	11/10/24	41,203
15,000	4.375	11/15/41	15,579
15,000	4.875	11/15/43	16,556
10,000	4.250	11/10/44	10,340
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46	79,786
Viatris, Inc.
15,000	4.000	06/22/50	13,437
Walgreens Boots Alliance, Inc.
40,000	4.800	11/18/44	43,418
15,000	4.650	06/01/46	16,163
Wyeth LLC
10,000	6.500	02/01/34	13,269

			3,379,728

Consumer Products – 0.1%
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	45,201
15,000	3.700	08/01/47	16,491
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	38,075
40,000	1.000	04/23/26	38,439
15,000	2.850	08/11/27	15,544
Whirlpool Corp., MTN
15,000	5.150	03/01/43	17,523

			171,273

Distributors – 0.0%
PACCAR Financial Corp., MTN
76,000	2.650	04/06/23	77,271

Electric – 1.8%
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30	13,411

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
American Electric Power Co., Inc.
$300,000	2.300%	03/01/30	$281,348
40,000	3.250	03/01/50	35,405
American Electric Power Co., Inc., Series J
36,000	4.300	12/01/28	38,665
Black Hills Corp.
20,000	2.500	06/15/30	18,783
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29	79,097
Cleco Power LLC
15,000	6.000	12/01/40	19,146
Commonwealth Edison Co., Series 123
40,000	3.750	08/15/47	41,248
Consolidated Edison Co. of New York, Inc.
170,000	3.850	06/15/46	168,676
40,000	4.625	12/01/54	44,348
Consolidated Edison Co. of New York, Inc., Series 08-B
10,000	6.750	04/01/38	13,512
Consolidated Edison Co. of New York, Inc., Series 12-A
40,000	4.200	03/15/42	41,687
Consolidated Edison Co. of New York, Inc., Series A
15,000	4.125	05/15/49	15,662
Constellation Energy Generation LLC
220,000	6.250	10/01/39	256,468
Consumers Energy Co.
15,000	4.350	04/15/49	17,022
Dominion Energy, Inc.
80,000	4.250	06/01/28	85,125
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30	303,902
DTE Electric Co.
15,000	3.700	03/15/45	15,226
DTE Electric Co., Series A
40,000	4.000	04/01/43	42,310
DTE Energy Co., Series C
60,000	2.529	10/01/24	60,214
Duke Energy Carolinas LLC
50,000	3.950	03/15/48	52,161
Duke Energy Corp.
300,000	3.750	09/01/46	287,823
Duke Energy Florida LLC
25,000	3.400	10/01/46	23,964
Duke Energy Indiana LLC
50,000	6.350	08/15/38	65,012
40,000	6.450	04/01/39	52,831
Duke Energy Progress LLC
15,000	4.100	05/15/42	15,712
Edison International
315,000	5.750	06/15/27	350,379
Entergy Corp.
50,000	2.800	06/15/30	48,140
Entergy Louisiana LLC
250,000	0.950	10/01/24	242,709
Evergy Kansas Central, Inc.
40,000	4.250	12/01/45	42,977

Corporate Obligations – (continued)
Electric – (continued)
Evergy Metro, Inc., Series 2019
15,000	4.125	04/01/49	16,098
Eversource Energy
60,000	3.450	01/15/50	56,249
Florida Power & Light Co.
15,000	3.125	12/01/25	15,454
80,000	4.950	06/01/35	93,162
15,000	4.125	02/01/42	16,210
140,000	4.050	10/01/44	150,507
Georgia Power Co., Series B
400,000	2.650	09/15/29	388,328
15,000	3.700	01/30/50	14,257
Interstate Power and Light Co.
40,000	3.500	09/30/49	38,837
Kentucky Utilities Co.
25,000	4.375	10/01/45	27,414
40,000	3.300	06/01/50	37,567
National Rural Utilities Cooperative Finance Corp.
40,000	2.400	03/15/30	39,507
NSTAR Electric Co.
15,000	3.200	05/15/27	15,438
Ohio Power Co., Series D
15,000	6.600	03/01/33	19,491
Pacific Gas and Electric Co.
200,000	2.100	08/01/27	185,594
150,000	4.000	12/01/46	130,368
PPL Capital Funding, Inc.
25,000	5.000	03/15/44	29,604
PPL Electric Utilities Corp.
40,000	4.125	06/15/44	42,824
Public Service Co. of Colorado, Series 36
60,000	2.700	01/15/51	51,319
Public Service Electric and Gas Co., MTN
100,000	3.000	03/01/51	91,790
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31	37,974
Puget Sound Energy, Inc.
55,000	4.223	06/15/48	59,455
Southern California Edison Co.
40,000	2.850	08/01/29	39,630
Southern Co. (The)
250,000	4.400	07/01/46	261,739
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46	14,838
Xcel Energy, Inc.
40,000	3.500	12/01/49	38,209

			4,684,826

Energy – 1.9%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
200,000	4.080	12/15/47	202,614
Cheniere Corpus Christi Holdings LLC
80,000	5.875	03/31/25	86,350
40,000	5.125	06/30/27	43,545
Chevron Corp.
40,000	2.895	03/03/24	40,859

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Chevron USA, Inc.
$200,000	2.343%	08/12/50	$164,902
ConocoPhillips(b)
300,000	3.750	10/01/27	318,187
Devon Energy Corp.
9,000	4.500	01/15/30	9,405
Energy Transfer LP
50,000	3.600	02/01/23	50,517
100,000	4.250	04/01/24	103,125
40,000	3.750	05/15/30	40,269
75,000	6.125	12/15/45	84,187
15,000	5.300	04/15/47	15,560
55,000	6.250	04/15/49	64,140
Energy Transfer LP / Regency Energy Finance Corp.
120,000	4.500	11/01/23	123,675
Enterprise Products Operating LLC
160,000	4.850	08/15/42	173,652
60,000	4.200	01/31/50	60,437
15,000	3.950	01/31/60	14,030
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	103,564
EOG Resources, Inc.
60,000	3.900	04/01/35	64,630
Exxon Mobil Corp.
25,000	1.571	04/15/23	25,082
200,000	2.275	08/16/26	201,032
200,000	4.227	03/19/40	220,527
Halliburton Co.
50,000	5.000	11/15/45	55,500
Hess Corp.
120,000	4.300	04/01/27	126,944
15,000	6.000	01/15/40	17,925
Kinder Morgan Energy Partners LP
50,000	3.450	02/15/23	50,463
Kinder Morgan, Inc.
40,000	4.300	06/01/25	41,951
56,000	2.000	02/15/31	50,300
200,000	5.200	03/01/48	223,383
Magellan Midstream Partners LP
15,000	4.200	10/03/47	14,783
MPLX LP
100,000	4.875	12/01/24	106,125
200,000	1.750	03/01/26	192,250
100,000	2.650	08/15/30	94,375
40,000	4.700	04/15/48	41,355
NOV, Inc.
15,000	3.950	12/01/42	13,481
ONEOK Partners LP
15,000	6.650	10/01/36	18,087
ONEOK, Inc.
80,000	2.200	09/15/25	78,816
25,000	6.350	01/15/31	29,614
40,000	5.200	07/15/48	43,594
Ovintiv, Inc.
40,000	7.375	11/01/31	49,840
25,000	6.500	08/15/34	30,466

Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
100,000	3.850	10/15/23	102,413
90,000	3.600	11/01/24	92,163
50,000	4.650	10/15/25	52,969
40,000	4.500	12/15/26	42,656
92,000	3.550	12/15/29	91,151
35,000	6.700	05/15/36	40,730
40,000	6.650	01/15/37	47,335
15,000	4.700	06/15/44	14,269
Sabine Pass Liquefaction LLC
120,000	5.750	05/15/24	127,725
110,000	5.625	03/01/25	118,456
40,000	4.200	03/15/28	42,150
15,000	4.500	05/15/30	16,078
Schlumberger Investment SA
50,000	3.650	12/01/23	51,388
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41	58,243
40,000	3.950	05/15/50	39,974
Valero Energy Corp.
200,000	3.400	09/15/26	205,979
15,000	4.900	03/15/45	16,274
Williams Cos., Inc. (The)
200,000	3.750	06/15/27	208,620
15,000	6.300	04/15/40	18,446

			4,876,560

Financial Company – 0.7%
Air Lease Corp., GMTN
40,000	3.750	06/01/26	41,080
Air Lease Corp., MTN
250,000	0.700	02/15/24	241,791
125,000	3.000	02/01/30	119,803
Aircastle Ltd.
80,000	5.000	04/01/23	82,356
15,000	4.250	06/15/26	15,480
Ally Financial, Inc.
205,000	5.125	09/30/24	217,532
100,000	5.750	11/20/25	106,679
80,000	8.000	11/01/31	105,540
60,000	8.000	11/01/31	78,534
Ares Capital Corp.
80,000	4.200	06/10/24	82,286
80,000	3.250	07/15/25	79,325
40,000	3.875	01/15/26	40,580
GE Capital Funding LLC
300,000	4.550	05/15/32	334,071
GE Capital International Funding Co. Unlimited
200,000	4.418	11/15/35	225,238
Lazard Group LLC
50,000	4.500	09/19/28	53,760

			1,824,055

Food and Beverage – 0.6%
Campbell Soup Co.
40,000	4.800	03/15/48	45,455

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The)
$155,000	1.750%	09/06/24	$154,936
150,000	3.000	03/05/51	142,461
Constellation Brands, Inc.
40,000	3.150	08/01/29	40,050
Hershey Co. (The)
40,000	3.375	08/15/46	40,790
J M Smucker Co. (The)
40,000	2.125	03/15/32	36,685
15,000	4.375	03/15/45	16,181
Kellogg Co.
60,000	2.650	12/01/23	60,857
Keurig Dr Pepper, Inc.
160,000	4.417	05/25/25	169,218
Kraft Heinz Foods Co.
159,000	3.000	06/01/26	159,598
40,000	3.875	05/15/27	41,566
80,000	3.750	04/01/30	82,408
22,000	5.000	07/15/35	24,768
40,000	4.875	10/01/49	44,445
Molson Coors Beverage Co.
120,000	4.200	07/15/46	119,617
PepsiCo, Inc.
40,000	3.500	07/17/25	41,783
146,000	2.750	03/19/30	147,890
Sysco Corp.
80,000	2.400	02/15/30	76,530
Tyson Foods, Inc.
40,000	3.550	06/02/27	41,567

			1,486,805

Healthcare – 0.9%
Aetna, Inc.
40,000	4.750	03/15/44	45,439
Anthem, Inc.
150,000	2.550	03/15/31	144,738
15,000	4.650	08/15/44	16,838
40,000	4.850	08/15/54	48,388
CVS Health Corp.
200,000	3.250	08/15/29	203,813
76,000	1.750	08/21/30	68,802
70,000	5.050	03/25/48	81,603
100,000	4.250	04/01/50	107,245
Evernorth Health, Inc.
120,000	4.500	02/25/26	128,443
HCA, Inc.
80,000	5.375	02/01/25	84,900
40,000	5.250	04/15/25	42,950
70,000	5.875	02/15/26	75,600
46,000	5.250	06/15/26	49,795
90,000	5.375	09/01/26	96,750
40,000	4.500	02/15/27	42,225
25,000	5.625	09/01/28	27,719
25,000	5.875	02/01/29	27,906
75,000	4.125	06/15/29	78,375
40,000	5.500	06/15/47	46,900

Corporate Obligations – (continued)
Healthcare – (continued)
McKesson Corp.
200,000	3.950	02/16/28	212,471
Quest Diagnostics, Inc.
100,000	2.800	06/30/31	97,055
UnitedHealth Group, Inc.
250,000	4.625	07/15/35	288,636
250,000	4.750	07/15/45	295,890
25,000	2.900	05/15/50	22,937

			2,335,418

Insurance – 0.5%
Aflac, Inc.
15,000	3.625	11/15/24	15,646
American International Group, Inc.
100,000	3.900	04/01/26	105,242
40,000	4.375	01/15/55	43,382
Arch Capital Group Ltd.
90,000	3.635	06/30/50	85,818
AXIS Specialty Finance LLC
40,000	3.900	07/15/29	41,943
Brighthouse Financial, Inc.
40,000	5.625	05/15/30	45,669
Chubb INA Holdings, Inc.
150,000	3.350	05/03/26	155,781
CNO Financial Group, Inc.
200,000	5.250	05/30/29	216,250
Hartford Financial Services Group, Inc. (The)
30,000	3.600	08/19/49	29,367
Marsh & McLennan Cos., Inc.
80,000	3.500	06/03/24	82,491
MetLife, Inc.
15,000	4.125	08/13/42	16,211
80,000	4.600	05/13/46	94,293
Prudential Financial, Inc.
40,000	3.935	12/07/49	42,050
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	20,486
15,000	4.350	02/25/50	16,867
60,000	3.700	03/13/51	60,800
Travelers Cos., Inc. (The)
40,000	3.750	05/15/46	41,568
Voya Financial, Inc.(c)
(3M USD LIBOR + 2.084%)
40,000	4.700	01/23/48	39,160
W R Berkley Corp.
40,000	4.750	08/01/44	45,956

			1,198,980

Metals – 0.1%
Steel Dynamics, Inc.
80,000	3.450	04/15/30	81,200
145,000	3.250	01/15/31	144,456

			225,656

Metals and Mining – 0.0%
Reliance Steel & Aluminum Co.
80,000	4.500	04/15/23	81,680

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Other – 0.0%
Yale University, Series 2020
$80,000	2.402%	04/15/50	$69,840

REITs and Real Estate – 0.7%
CBRE Services, Inc.
129,000	2.500	04/01/31	121,571
Duke Realty LP
80,000	4.000	09/15/28	85,899
Equinix, Inc.
95,000	3.000	07/15/50	80,310
GLP Capital LP / GLP Financing II, Inc.
50,000	3.350	09/01/24	50,759
90,000	5.250	06/01/25	95,473
40,000	5.750	06/01/28	44,310
45,000	4.000	01/15/30	45,461
72,000	4.000	01/15/31	72,903
Mid-America Apartments LP
100,000	2.875	09/15/51	88,037
Omega Healthcare Investors, Inc.
40,000	3.625	10/01/29	39,684
Prologis LP
200,000	2.250	04/15/30	192,284
40,000	1.250	10/15/30	35,225
120,000	2.125	10/15/50	92,563
Sabra Health Care LP
85,000	5.125	08/15/26	90,091
Simon Property Group LP
100,000	3.750	02/01/24	102,754
200,000	2.450	09/13/29	193,236
Welltower, Inc.
200,000	4.000	06/01/25	209,375
200,000	4.250	04/15/28	214,612

			1,854,547

Revenue – 0.0%
California Institute of Technology
15,000	3.650	09/01/19	14,385
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41	13,790
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	38,101

			66,276

Software – 0.4%
Oracle Corp.
100,000	2.625	02/15/23	100,671
300,000	2.950	11/15/24	304,238
40,000	2.800	04/01/27	39,764
100,000	2.950	04/01/30	96,781
110,000	2.875	03/25/31	104,929
160,000	6.125	07/08/39	191,133
20,000	5.375	07/15/40	22,041
100,000	3.600	04/01/50	87,032
50,000	4.375	05/15/55	47,672
55,000	3.850	04/01/60	47,483

			1,041,744

Corporate Obligations – (continued)
Technology – 2.0%
Adobe, Inc.
40,000	2.300	02/01/30	38,893
Alphabet, Inc.
15,000	1.998	08/15/26	15,025
100,000	2.250	08/15/60	80,377
Apple, Inc.
45,000	2.400	05/03/23	45,562
90,000	3.450	05/06/24	93,253
400,000	1.800	09/11/24	399,953
40,000	2.500	02/09/25	40,723
50,000	3.200	05/13/25	51,820
40,000	2.450	08/04/26	40,610
15,000	3.350	02/09/27	15,811
15,000	3.200	05/11/27	15,714
40,000	1.650	02/08/31	37,013
160,000	4.500	02/23/36	188,029
80,000	3.850	05/04/43	86,635
80,000	4.450	05/06/44	93,547
50,000	3.750	11/13/47	53,734
160,000	2.550	08/20/60	133,675
Applied Materials, Inc.
256,000	3.300	04/01/27	267,661
Automatic Data Processing, Inc.
100,000	3.375	09/15/25	104,260
Broadcom Corp. / Broadcom Cayman Finance Ltd.
160,000	3.625	01/15/24	164,314
Broadcom, Inc.(b)
90,000	3.469	04/15/34	87,414
60,000	3.187	11/15/36	55,813
160,000	3.500	02/15/41	147,618
Corning, Inc.
45,000	4.375	11/15/57	47,436
Dell International LLC / EMC Corp.
26,000	5.450	06/15/23	27,112
100,000	6.020	06/15/26	111,825
Fiserv, Inc.
250,000	4.400	07/01/49	267,111
Flex Ltd.
160,000	4.875	06/15/29	173,424
HP, Inc.
15,000	6.000	09/15/41	18,012
Intel Corp.
120,000	2.875	05/11/24	122,654
200,000	3.700	07/29/25	209,484
80,000	3.734	12/08/47	80,883
International Business Machines Corp.
15,000	5.875	11/29/32	18,823
150,000	4.150	05/15/39	160,442
250,000	4.000	06/20/42	262,795
Jabil, Inc.
80,000	3.600	01/15/30	81,038
KLA Corp.
60,000	3.300	03/01/50	56,707
Kyndryl Holdings, Inc.(b)
341,000	2.700	10/15/28	316,127

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Lam Research Corp.
$40,000	3.125%	06/15/60	$36,142
Microsoft Corp.
40,000	2.000	08/08/23	40,327
65,000	3.300	02/06/27	68,764
15,000	3.500	02/12/35	16,193
220,000	4.250	02/06/47	261,547
200,000	4.000	02/12/55	228,504
20,000	2.675	06/01/60	17,603
QUALCOMM, Inc.
160,000	4.300	05/20/47	181,134
VMware, Inc.
80,000	4.700	05/15/30	87,932
Western Digital Corp.
50,000	4.750	02/15/26	51,938
Xilinx, Inc.
40,000	2.950	06/01/24	40,755

			5,242,166

Transportation – 0.3%
CSX Corp.
15,000	3.250	06/01/27	15,521
80,000	4.100	03/15/44	85,385
40,000	4.300	03/01/48	44,274
Delta Air Lines, Inc.
50,000	4.375	04/19/28	49,905
FedEx Corp.
40,000	3.900	02/01/35	42,133
40,000	4.400	01/15/47	42,602
40,000	4.950	10/17/48	46,041
Norfolk Southern Corp.
120,000	3.050	05/15/50	109,287
Southwest Airlines Co.
40,000	5.250	05/04/25	43,201
Union Pacific Corp.
40,000	3.700	03/01/29	42,492
80,000	3.799	10/01/51	83,430
60,000	3.839	03/20/60	61,966
15,000	3.750	02/05/70	14,942
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
79,399	2.695	05/12/27	80,400
United Parcel Service, Inc.
40,000	3.625	10/01/42	42,141
15,000	4.250	03/15/49	17,357
15,000	5.300	04/01/50	20,231

			841,308

Water – 0.1%
American Water Capital Corp.
105,000	3.750	09/01/47	104,928
40,000	4.200	09/01/48	42,474

			147,402

Wireless – 1.3%
American Tower Corp.
200,000	3.375	10/15/26	205,139
40,000	3.950	03/15/29	41,606
20,000	3.100	06/15/50	16,799

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc.
50,000	0.900	03/25/24	49,090
320,000	2.750	06/01/31	311,183
250,000	4.500	05/15/35	275,173
400,000	3.500	06/01/41	378,622
300,000	3.500	09/15/53	274,750
CC Holdings GS V LLC / Crown Castle GS III Corp.
50,000	3.849	04/15/23	51,365
Crown Castle International Corp.
40,000	3.300	07/01/30	39,772
40,000	4.150	07/01/50	40,127
T-Mobile USA, Inc.
200,000	3.750	04/15/27	208,114
200,000	3.875	04/15/30	205,955
60,000	3.600	11/15/60	53,139
Verizon Communications, Inc.
300,000	0.850	11/20/25	285,375
75,000	4.329	09/21/28	81,741
322,000	3.150	03/22/30	325,642
106,000	2.355 (b)	03/15/32	98,886
21,000	4.500	08/10/33	23,159
100,000	4.272	01/15/36	108,343
15,000	3.400	03/22/41	14,505
100,000	3.850	11/01/42	100,551
80,000	5.500	03/16/47	102,841
40,000	4.000	03/22/50	40,399
45,000	2.875	11/20/50	37,829

			3,370,105

TOTAL CORPORATE OBLIGATIONS
(Cost $59,224,829)			$55,448,686

U.S. Treasury Bonds – 8.2%
U.S. Treasury Bonds
$4,980,000	4.375%	02/15/38	$6,605,232
5,203,000	3.875	08/15/40	6,533,832
6,965,000	2.500	02/15/45	7,188,948
1,044,000	2.500	05/15/46	1,080,872

TOTAL U.S. TREASURY BONDS
(Cost $23,163,444)			$21,408,884

Foreign Corporate Debt – 5.3%
Banks – 2.2%
Banco Bilbao Vizcaya Argentaria SA (Spain)
$200,000	0.875%	09/18/23	$196,680
200,000	1.125	09/18/25	189,904
Banco Santander SA (Spain)
200,000	1.849	03/25/26	192,250
Bank of Montreal, MTN (Canada)
200,000	2.500	06/28/24	201,891
Bank of Nova Scotia (The) (Canada)
200,000	3.400	02/11/24	205,223

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Barclays PLC (United Kingdom)
$200,000	4.375%		09/11/24	$207,479
200,000	5.200		05/12/26	215,533
Canadian Imperial Bank of Commerce (Canada)
130,000	3.500		09/13/23	133,579
Deutsche Bank AG(c) (Germany)
(SOFR + 2.159%)
200,000	2.222		09/18/24	199,386
Export-Import Bank of Korea (South Korea)
400,000	2.625		05/26/26	408,363
HSBC Holdings PLC (United Kingdom)
(3M USD LIBOR + 1.211%)
350,000	3.803	(c)	03/11/25	358,593
200,000	4.300		03/08/26	211,287
200,000	6.500		09/15/37	256,016
ING Groep NV (Netherlands)
354,000	4.550		10/02/28	385,371
Korea Development Bank (The) (South Korea)
300,000	0.800		07/19/26	284,415
Lloyds Banking Group PLC (United Kingdom)
300,000	4.375		03/22/28	320,364
Mitsubishi UFJ Financial Group, Inc. (Japan)
200,000	3.850		03/01/26	209,351
50,000	3.961		03/02/28	52,765
100,000	3.741		03/07/29	104,369
NatWest Group PLC (United Kingdom)
100,000	6.000		12/19/23	106,147
Royal Bank of Canada, GMTN (Canada)
130,000	1.600		04/17/23	129,919
Sumitomo Mitsui Financial Group, Inc. (Japan)
200,000	3.936		10/16/23	206,415
120,000	3.010		10/19/26	121,629
75,000	2.930		09/17/41	67,597
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.625		05/14/25	192,687
Toronto-Dominion Bank (The)(c) (Canada)
(5 Year USD Swap + 2.205%)
185,000	3.625		09/15/31	191,013
Toronto-Dominion Bank (The), GMTN (Canada)
130,000	3.500		07/19/23	133,162
Westpac Banking Corp. (Australia)
200,000	2.850		05/13/26	205,106
75,000	3.350		03/08/27	78,263
40,000	2.150		06/03/31	37,934

				5,802,691

Basic Industry – 0.0%
Syngenta Finance NV (Switzerland)
20,000	3.125		03/28/22	20,038

Brokerage – 0.0%
Brookfield Finance, Inc. (Canada)
50,000	4.350		04/15/30	53,870
15,000	3.500		03/30/51	13,705

				67,575

Foreign Corporate Debt – (continued)
Capital Goods – 0.0%
CNH Industrial NV (United Kingdom)
80,000	4.500		08/15/23	82,662

Consumer Noncyclical – 0.3%
Bayer US Finance II LLC(b) (Germany)
100,000	3.375		07/15/24	101,880
15,000	4.200		07/15/34	16,303
170,000	4.700		07/15/64	179,064
GlaxoSmithKline Capital, Inc. (United Kingdom)
200,000	6.375		05/15/38	276,651
Reynolds American, Inc. (United Kingdom)
250,000	5.850		08/15/45	270,733

				844,631

Energy – 0.5%
Cenovus Energy, Inc. (Canada)
50,000	5.250		06/15/37	55,583
Enbridge, Inc. (Canada)
110,000	3.125		11/15/29	110,465
15,000	5.500		12/01/46	18,869
(3M USD LIBOR + 3.641%)
15,000	6.250	(c)	03/01/78	15,675
Equinor ASA (Norway)
100,000	2.650		01/15/24	101,402
40,000	1.750		01/22/26	39,221
40,000	3.625		09/10/28	42,362
300,000	3.125		04/06/30	308,398
Shell International Finance BV (Netherlands)
25,000	0.375		09/15/23	24,557
40,000	2.000		11/07/24	40,170
55,000	3.250		05/11/25	56,981
75,000	4.375		05/11/45	83,307
312,000	4.000		05/10/46	330,000
TotalEnergies Capital International SA (France)
100,000	3.127		05/29/50	92,995

				1,319,985

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	3.150		02/15/24	252,717

Food and Beverage – 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
80,000	4.900		02/01/46	91,145
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700		02/01/36	60,878
100,000	4.900		02/01/46	114,150
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500		06/01/30	313,234
46,000	4.375		04/15/38	49,270
40,000	4.600		04/15/48	43,903
40,000	5.550		01/23/49	49,398
90,000	4.750		04/15/58	99,708

				821,686

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
$200,000	5.000%	01/15/30	$206,404

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
400,000	3.600	11/28/24	410,586
240,000	3.400	12/06/27	243,755
JD.com, Inc. (China)
200,000	3.875	04/29/26	209,287
Tencent Music Entertainment Group (China)
300,000	2.000	09/03/30	269,414

			1,133,042

Metals – 0.0%
ArcelorMittal SA (Luxembourg)
15,000	4.550	03/11/26	15,731
15,000	4.250	07/16/29	15,338
10,000	7.000	10/15/39	12,238
15,000	6.750	03/01/41	18,206

			61,513

Mining – 0.2%
Southern Copper Corp. (Peru)
55,000	3.875	04/23/25	56,734
Vale Overseas Ltd. (Brazil)
230,000	6.250	08/10/26	258,175
115,000	3.750	07/08/30	113,678

			428,587

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000	05/09/23	202,769

Oil Company-Integrated – 0.4%
Petroleos Mexicanos (Mexico)
225,000	6.875	08/04/26	238,376
100,000	5.350	02/12/28	96,475
250,000	5.950	01/28/31	236,062
Saudi Arabian Oil Co.(b) (Saudi Arabia)
200,000	2.875	04/16/24	200,870
300,000	2.250	11/24/30	279,562

			1,051,345

Technology – 0.2%
NXP BV / NXP Funding LLC(b) (China)
40,000	5.350	03/01/26	43,998
NXP BV / NXP Funding LLC / NXP USA, Inc.(b) (China)
120,000	3.400	05/01/30	121,219
265,000	2.500	05/11/31	247,975

			413,192

Telecommunications – 0.2%
America Movil SAB de CV (Mexico)
280,000	3.625	04/22/29	288,071
200,000	2.875	05/07/30	195,083

			483,154

Foreign Corporate Debt – (continued)
Transportation – 0.0%
Canadian National Railway Co. (Canada)
40,000	4.450	01/20/49	46,106

Wireless – 0.1%
Vodafone Group PLC (United Kingdom)
250,000	4.125	05/30/25	263,079
50,000	5.250	05/30/48	57,181

			320,260

Wirelines – 0.2%
Bell Telephone Co of Canada or Bell Canada/The (Canada)
80,000	4.300	07/29/49	86,363
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	20,729
Orange SA (France)
40,000	9.000	03/01/31	57,316
Telefonica Emisiones SA (Spain)
200,000	4.895	03/06/48	209,967

			374,375

TOTAL FOREIGN CORPORATE DEBT
(Cost $14,584,209)			$13,932,732

Foreign Debt Obligations – 2.6%
Sovereign – 2.6%
Abu Dhabi Government International Bond(b) (United Arab Emirates)
$200,000	0.750%	09/02/23	$197,089
400,000	2.125	09/30/24	401,689
200,000	2.500	04/16/25	202,247
200,000	1.625	06/02/28	191,467
200,000	2.700	09/02/70	166,425
China Government International Bond(b) (China)
400,000	0.400	10/21/23	392,621
600,000	0.550	10/21/25	570,126
Colombia Government International Bond (Colombia)
200,000	4.000	02/26/24	203,011
200,000	3.875	04/25/27	192,024
100,000	6.125	01/18/41	97,465
Hungary Government International Bond (Hungary)
16,000	5.375	02/21/23	16,510
Indonesia Government International Bond (Indonesia)
200,000	3.850	10/15/30	212,136
300,000	5.250	01/17/42	337,891
Landwirtschaftliche Rentenbank (Germany)
15,000	3.125	11/14/23	15,395
Malaysia Sovereign Sukuk BHD(b) (Malaysia)
300,000	3.043	04/22/25	308,677
Mexico Government International Bond (Mexico)
250,000	3.600	01/30/25	259,981
250,000	3.250	04/16/30	243,139
Panama Government International Bond (Panama)
200,000	6.700	01/26/36	244,500
Perusahaan Penerbit SBSN Indonesia III(b) (Indonesia)
400,000	4.550	03/29/26	428,000
200,000	2.800	06/23/30	198,000

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Philippine Government International Bond (Philippines)
$200,000	3.750%	01/14/29	$209,407
Province of Alberta Canada (Canada)
15,000	2.200	07/26/22	15,078
50,000	3.300	03/15/28	53,283
Province of British Columbia Canada (Canada)
15,000	2.000	10/23/22	15,097
Province of Ontario Canada (Canada)
30,000	1.050	05/21/27	28,627
30,000	1.600	02/25/31	28,571
Province of Quebec Canada (Canada)
90,000	0.600	07/23/25	86,445
25,000	2.750	04/12/27	25,935
Qatar Government International Bond(b) (Qatar)
280,000	3.400	04/16/25	290,546
200,000	4.817	03/14/49	244,192
Republic of Poland Government International Bond (Poland)
30,000	3.250	04/06/26	31,085
Romanian Government International Bond(b) (Romania)
16,000	3.000	02/14/31	14,662
Russian Foreign Bond – Eurobond(b) (Russia)
200,000	5.250	06/23/47	70,000
Saudi Government International Bond (Saudi Arabia)
300,000	2.900 (b)	10/22/25	307,557
500,000	4.625	10/04/47	552,140
Uruguay Government International Bond (Uruguay)
15,000	4.375	01/23/31	16,406

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $7,441,980)			$6,867,424

U.S. Treasury Obligations – 7.6%
U.S. Treasury Bond
$2,677,000	2.000%	02/15/50	$2,563,599
U.S. Treasury Note
16,919,000	2.125	05/31/26	17,178,040

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,654,771)			$19,741,639

Shares	Dividend Rate	Value

Investment Company – 24.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
63,982,916	0.026%	$63,982,916
(Cost $63,982,916)

TOTAL INVESTMENTS – 124.0%
(Cost $333,971,999)		$323,472,654

LIABILITIES IN EXCESS OF ASSETS – (24.0)%		(62,637,931)

NET ASSETS – 100.0%		$260,834,723

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $66,841,556 which represents approximately 25.6% of the Fund’s net assets as of February 28, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2022.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 33.1%
FHLMC REMIC(a) (12M USD LIBOR + 1.803%)
$4,821,621	2.078%	10/01/43	$5,057,740
FHLMC REMIC(a) (12M USD LIBOR + 1.616%)
10,576,842	2.210	01/01/46	10,890,384
FHLMC REMIC(a) (12M USD LIBOR + 1.781%)
849,544	2.041	10/01/44	889,279
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
195,252	1.091	10/15/33	199,449
FHLMC REMIC Series 2003-2711, Class FA(a) (1M USD LIBOR + 1.000%)
209,289	1.191	11/15/33	215,105
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
588,570	0.541	09/15/35	592,316
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
222,124	0.611	04/15/37	223,444
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
28,155	0.591	12/15/36	28,336
FHLMC REMIC Series 2007-3316, Class FB(a) (1M USD LIBOR + 0.300%)
697,889	0.491	08/15/35	701,228
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
131,416	0.791	09/15/37	133,547
FHLMC REMIC Series 2009-3593, Class CF(a) (1M USD LIBOR + 0.600%)
1,500,961	0.791	02/15/36	1,525,582
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
112,827	0.541	12/15/40	113,054
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
459,322	0.561	05/15/32	460,916
FHLMC REMIC Series 2012-4057, Class FE(a) (1M USD LIBOR + 0.450%)
941,689	0.641	06/15/42	951,522
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
236,137	0.691	06/15/42	238,217
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
236,215	0.491	11/15/41	236,559
FHLMC REMIC Series 2012-4107, Class MF(a) (1M USD LIBOR + 0.400%)
1,983,235	0.591	09/15/42	1,996,315
FHLMC REMIC Series 2012-4126, Class GF(a) (1M USD LIBOR + 0.400%)
2,344,331	0.591	11/15/42	2,353,656
FHLMC REMIC Series 2013-4203, Class QF(a) (1M USD LIBOR + 0.250%)
1,284,577	0.441	05/15/43	1,283,977
FHLMC REMIC Series 2013-4215, Class NF(a) (1M USD LIBOR + 0.350%)
847,928	0.541	06/15/43	850,382

Mortgage-Backed Securities – (continued)
FHLMC REMIC Series 2013-4240, Class FA(a) (1M USD LIBOR + 0.500%)
$2,927,386	0.691%	08/15/43	$2,953,819
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
97,217	0.641	05/15/41	98,153
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
73,443	0.591	11/15/43	74,041
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
84,685	0.541	11/15/43	85,186
FHLMC REMIC Series 2017-4678, Class AF(a) (1M USD LIBOR + 0.400%)
2,367,763	0.502	12/15/42	2,361,439
FHLMC REMIC Series 2017-4719, Class AF(a) (1M USD LIBOR + 0.350%)
3,876,074	0.541	09/15/47	3,898,627
FHLMC REMIC Series 2018-4787, Class ZS
1,111,164	5.000	07/01/48	1,204,254
FHLMC REMIC Series 2018-4818, Class FC(a) (1M USD LIBOR + 0.300%)
258,597	0.491	04/15/48	258,534
FHLMC REMIC Series 2018-4852, Class BF(a) (1M USD LIBOR + 0.400%)
1,712,833	0.591	12/15/48	1,723,499
FHLMC REMIC Series 2019-4897, Class F(a) (1M USD LIBOR + 0.400%)
1,404,557	0.591	07/15/49	1,416,238
FHLMC REMIC Series 2019-4903, Class F(a) (1M USD LIBOR + 0.450%)
216,115	0.641	09/15/48	218,378
FHLMC REMIC Series 2019-4906, Class NF(a) (1M USD LIBOR + 0.400%)
2,135,908	0.502	03/15/38	2,149,428
FHLMC REMIC Series 2019-4942, Class FA(a) (1M USD LIBOR + 0.500%)
1,405,314	0.687	01/25/50	1,413,521
FHLMC REMIC Series 2019-4944, Class F(a) (1M USD LIBOR + 0.450%)
11,994,584	0.637	01/25/50	12,099,376
FHLMC REMIC Series 2020-5002, Class FJ(a) (1M USD LIBOR + 0.400%)
225,603	0.587	07/25/50	226,627
FHLMC REMIC Series 2020-5031, Class FA(a) (SOFR + 0.300%)
2,860,019	0.348	08/15/43	2,862,114
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
204,681	0.541	08/15/36	206,268
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
511,702	0.491	08/15/36	515,355
FNMA REMIC Series 2002-53, Class FY(a) (1M USD LIBOR + 0.500%)
234,887	0.687	08/25/32	237,759

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
$141,953	0.587%	07/25/34	$142,883
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
347,113	0.637	07/25/34	350,183
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
504,604	0.707	01/25/36	511,300
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
533,464	0.637	10/25/35	538,262
FNMA REMIC Series 2006-110, Class AF(a) (1M USD LIBOR + 0.330%)
2,808,865	0.517	11/25/36	2,824,384
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
139,543	0.487	03/25/36	139,880
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
55,915	0.487	05/25/36	56,130
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
115,314	0.597	06/25/36	116,257
FNMA REMIC Series 2006-44, Class FP(a) (1M USD LIBOR + 0.400%)
1,138,138	0.587	06/25/36	1,147,473
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
214,794	0.547	07/25/36	216,081
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
475,756	0.537	08/25/36	478,736
FNMA REMIC Series 2006-88, Class AF(a) (1M USD LIBOR + 0.460%)
414,501	0.647	09/25/36	419,053
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
77,533	0.437	04/25/37	77,762
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
216,669	0.507	07/25/37	217,591
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
58,745	0.887	02/25/38	59,561
FNMA REMIC Series 2009-110, Class FG(a) (1M USD LIBOR + 0.750%)
263,108	0.937	01/25/40	267,625
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
175,588	0.587	10/25/40	176,929
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
212,660	0.587	10/25/40	214,387
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
133,965	0.657	12/25/40	134,991

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
417,426	1.117	06/25/36	426,196
FNMA REMIC Series 2010-39, Class FE(a) (1M USD LIBOR + 0.770%)
647,616	0.957	06/25/37	660,838
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
280,504	1.107	03/25/36	287,675
FNMA REMIC Series 2010-46, Class WF(a) (1M USD LIBOR + 0.750%)
1,988,396	0.937	05/25/40	2,032,006
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
193,962	0.937	05/25/40	198,088
FNMA REMIC Series 2010-59, Class FN(a) (1M USD LIBOR + 0.730%)
2,386,666	0.917	06/25/40	2,429,877
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
104,337	0.787	11/25/40	104,588
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
191,886	0.767	06/25/41	194,721
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
177,551	0.737	09/25/41	180,270
FNMA REMIC Series 2012-101, Class FC(a) (1M USD LIBOR + 0.500%)
145,637	0.687	09/25/42	146,917
FNMA REMIC Series 2012-14, Class BF(a) (1M USD LIBOR + 0.600%)
855,767	0.787	03/25/42	873,531
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
189,384	0.687	12/25/35	191,342
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
122,132	0.487	02/25/43	122,375
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
119,689	0.637	01/25/44	121,015
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
808,656	0.487	09/25/41	809,663
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
95,113	0.687	02/25/43	96,116
FNMA REMIC Series 2014-17, Class FE(a) (1M USD LIBOR + 0.550%)
993,859	0.737	04/25/44	1,006,556
FNMA REMIC Series 2014-28, Class FD(a) (1M USD LIBOR + 0.450%)
2,481,498	0.637	05/25/44	2,506,605
FNMA REMIC Series 2014-47, Class AF(a) (1M USD LIBOR + 0.350%)
444,677	0.452	08/25/44	443,646

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
$122,427	0.487%		05/25/45	$122,806
FNMA REMIC Series 2015-66, Class AF(a) (1M USD LIBOR + 0.250%)
13,031,000	0.437		09/25/45	13,051,609
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
482,797	0.487		12/25/45	484,777
FNMA REMIC Series 2016-49, Class EF(a) (1M USD LIBOR + 0.400%)
1,111,284	0.587		08/25/46	1,118,596
FNMA REMIC Series 2016-67, Class AF(a) (1M USD LIBOR + 0.400%)
5,154,368	0.587		09/25/46	5,185,849
FNMA REMIC Series 2017-16, Class FA(a) (1M USD LIBOR + 0.450%)
871,463	0.637		03/25/47	877,383
FNMA REMIC Series 2017-91, Class GF(a) (1M USD LIBOR + 0.350%)
2,006,299	0.537		11/25/47	2,017,616
FNMA REMIC Series 2018-15, Class JF(a) (1M USD LIBOR + 0.300%)
1,139,905	0.487		03/25/48	1,144,367
FNMA REMIC Series 2018-3385, Class MA
1,182,611	4.500		06/01/48	1,249,879
FNMA REMIC Series 2018-4, Class FM(a) (1M USD LIBOR + 0.300%)
3,014,972	0.487		02/25/48	3,027,764
FNMA REMIC Series 2019-41, Class FM(a) (1M USD LIBOR + 0.450%)
1,469,409	0.637		08/25/49	1,477,919
FNMA REMIC Series 2019-6, Class KF(a) (1M USD LIBOR + 0.450%)
2,401,620	0.637		03/25/49	2,423,811
FNMA REMIC Series 2020-6347, Class BM(a) (12M USD LIBOR + 1.734%)
12,239,734	2.034		02/01/41	12,848,560
GNMA Series 2004-59, Class FP(a) (1M USD LIBOR + 0.300%)
491,667	0.426		08/16/34	493,621
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
463,367	0.496		01/16/35	464,935
GNMA Series 2007-26, Class FL(a) (1M USD LIBOR + 0.200%)
2,955,421	0.362		05/20/37	2,957,554
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
141,430	0.662		10/20/37	143,398
GNMA Series 2013-99, Class PF(a) (1M USD LIBOR + 0.300%)
1,917,467	0.462		07/20/43	1,927,287
GNMA Series 2018-164, Class AF(a) (1M USD LIBOR + 0.400%)
3,328,516	0.562		12/20/48	3,355,527
GNMA Series 2019-110, Class F(a) (1M USD LIBOR + 0.450%)
2,221,438	0.612		09/20/49	2,230,280
GNMA Series 2019-56, Class FB(a) (1M USD LIBOR + 0.450%)
2,442,603	0.612		05/20/49	2,462,319
GNMA Series 2019-58, Class FA(a) (1M USD LIBOR + 0.400%)
1,156,734	0.562		05/20/49	1,165,089

Mortgage-Backed Securities – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class ASB
557,921	2.713		08/15/49	562,006
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class ASB
516,927	3.540		08/15/48	527,655
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
154,366	2.655		02/15/46	154,299
Wells Fargo Commercial Mortgage Trust Series 2013-LC12, Class A4(a)
700,000	4.218		07/15/46	710,049
WFRBS Commercial Mortgage Trust Series 2012-C10, Class A3
537,000	2.875		12/15/45	537,992

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $146,755,693)				$146,588,064

Corporate Obligations – 20.4%
Banks – 4.8%
Bank of America Corp.(a)
(3M USD LIBOR + 0.790%)
$1,622,000	3.004%		12/20/23	$1,636,697
Bank of America Corp.(a), Series 2025
(SOFR + 0.660%)
2,735,000	0.710		02/04/25	2,736,734
Bank of America Corp.(a), GMTN
(3M USD LIBOR + 0.930%)
1,100,000	2.816		07/21/23	1,105,448
Bank of America Corp.(a), MTN
(3M Bloomberg Short Term Bank Yield + 0.430%)
2,000,000	0.909		05/28/24	2,000,660
Capital One Financial Corp.(a)
(SOFR + 0.690%)
2,000,000	0.740		12/06/24	2,000,142
Charles Schwab Corp. (The)(a)
(SOFR + 0.500%)
1,000,000	0.549		03/18/24	1,000,484
Citigroup, Inc.(a)
(3M USD LIBOR + 0.950%)
1,173,000	2.876		07/24/23	1,179,720
Discover Bank
2,000,000	3.350		02/06/23	2,026,369
Fifth Third Bancorp
600,000	2.600		06/15/22	602,033
JPMorgan Chase & Co.
(3M USD LIBOR + 0.695%)
2,807,000	3.207	(a)	04/01/23	2,811,180
(SOFR + 0.580%)
980,000	0.629	(a)	03/16/24	980,841
Morgan Stanley(a)
(SOFR + 0.625%)
1,764,000	0.675		01/24/25	1,765,025
MUFG Union Bank NA
300,000	3.150		04/01/22	300,000
500,000	2.100		12/09/22	503,215

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
$462,000	4.125%		08/15/23	$476,398

				21,124,946

Basic Industry – 0.1%
Ecolab, Inc.
272,000	0.900		12/15/23	267,465

Brokerage – 0.2%
Intercontinental Exchange, Inc.
1,000,000	0.700		06/15/23	988,626

Capital Goods – 0.3%
Carlisle Cos., Inc.
1,117,000	0.550		09/01/23	1,094,678
Roper Technologies, Inc.
450,000	3.125		11/15/22	453,706

				1,548,384

Consumer Cyclical – 1.1%
7-Eleven, Inc.(b)
1,245,000	0.625		02/10/23	1,235,694
General Motors Financial Co., Inc.
(3M USD LIBOR + 1.310%)
900,000	1.528	(a)	06/30/22	902,071
300,000	3.700		05/09/23	305,428
NVR, Inc.
2,027,000	3.950		09/15/22	2,043,400
Ralph Lauren Corp.
78,000	1.700		06/15/22	78,188
Starbucks Corp.(a)
(SOFRINDX + 0.420%)
479,000	0.470		02/14/24	479,310

				5,044,091

Consumer Noncyclical – 2.2%
AbbVie, Inc.
700,000	3.250		10/01/22	704,889
1,500,000	3.200		11/06/22	1,514,330
Baxter International, Inc.(a)(b)
(SOFR + 0.440%)
1,356,000	0.490		11/29/24	1,352,306
Biogen, Inc.
1,079,000	3.625		09/15/22	1,091,514
PerkinElmer, Inc.
1,505,000	0.550		09/15/23	1,475,721
Thermo Fisher Scientific, Inc.
(SOFR + 0.350%)
1,070,000	0.399	(a)	04/18/23	1,069,054
2,600,000	0.797		10/18/23	2,563,729

				9,771,543

Electric – 3.5%
American Electric Power Co., Inc.(a), Series A
(3M USD LIBOR + 0.480%)
625,000	0.797		11/01/23	624,817
Atmos Energy Corp.
423,000	0.625		03/09/23	418,450

Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp. – (continued)
(3M USD LIBOR + 0.380%)
747,000	1.023	%(a)	03/09/23	747,009
CenterPoint Energy Resources Corp.
900,000	0.700		03/02/23	890,459
(3M USD LIBOR + 0.500%)
720,000	1.004	(a)	03/02/23	719,746
CenterPoint Energy, Inc.(a)
(SOFR + 0.650%)
881,000	0.700		05/13/24	880,963
DTE Energy Co., Series H
1,119,000	0.550		11/01/22	1,112,697
Duke Energy Corp.(a)
(SOFR + 0.250%)
850,000	0.299		06/10/23	847,959
Entergy Corp.
580,000	4.000		07/15/22	583,023
Florida Power & Light Co.(a)
(SOFRINDX + 0.380%)
1,250,000	0.429		01/12/24	1,249,966
National Rural Utilities Cooperative Finance Corp.(a), MTN
(SOFR + 0.400%)
1,884,000	0.450		08/07/23	1,886,553
NextEra Energy Capital Holdings, Inc.
(3M USD LIBOR + 0.270%)
1,245,000	0.750	(a)	02/22/23	1,243,249
(SOFR + 0.540%)
500,000	0.590	(a)	03/01/23	500,975
OGE Energy Corp.
226,000	0.703		05/26/23	222,933
Oklahoma Gas and Electric Co.
522,000	0.553		05/26/23	514,815
PPL Electric Utilities Corp.(a)
(SOFR + 0.330%)
620,000	0.379		06/24/24	617,725
Southern Co. (The)
1,500,000	2.950		07/01/23	1,518,987
Southern Co. (The)(a), Series 2021
(SOFR + 0.370%)
900,000	0.420		05/10/23	898,806

				15,479,132

Energy – 1.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
373,000	1.231		12/15/23	369,067
ConocoPhillips Co.
2,206,000	2.125		03/08/24	2,206,785
Kinder Morgan Energy Partners LP
649,000	3.450		02/15/23	656,145
MPLX LP
500,000	3.500		12/01/22	506,513
Pioneer Natural Resources Co.
1,436,000	0.550		05/15/23	1,417,719

				5,156,229

Financial Company – 0.4%
Air Lease Corp.
350,000	2.625		07/01/22	351,307

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Air Lease Corp. – (continued)
$1,037,000	2.250%		01/15/23	$1,043,657
500,000	3.875		07/03/23	510,325

				1,905,289

Food and Beverage – 0.6%
Keurig Dr Pepper, Inc.
1,380,000	4.057		05/25/23	1,415,663
Mondelez International, Inc.
1,117,000	0.625		07/01/22	1,115,853

				2,531,516

Healthcare – 0.9%
AmerisourceBergen Corp.
1,879,000	0.737		03/15/23	1,863,016
Cigna Corp.
2,250,000	3.050		11/30/22	2,277,322

				4,140,338

Insurance – 2.6%
AIG Global Funding(a)(b)
(SOFR + 0.380%)
1,390,000	0.429		12/15/23	1,390,572
Athene Global Funding(a)(b)
(3M USD LIBOR + 0.730%)
1,500,000	0.961		01/08/24	1,503,186
Equitable Financial Life Global Funding(b)
1,126,000	0.500		04/06/23	1,112,012
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
1,300,000	0.649		01/06/23	1,302,767
Markel Corp.
600,000	4.900		07/01/22	607,367
MassMutual Global Funding II(a)(b)
(SOFR + 0.360%)
986,000	0.409		04/12/24	987,430
Principal Life Global Funding II
(SOFR + 0.450%)
353,000	0.499	(a)(b)	04/12/24	353,436
(SOFR + 0.380%)
1,563,000	0.430	(a)(b)	08/23/24	1,561,916
Protective Life Global Funding
2,000,000	0.327	(b)	12/09/22	1,986,945
626,000	0.502	(b)	04/12/23	618,488

				11,424,119

REITs and Real Estate – 0.3%
Public Storage(a) (SOFR + 0.470%)
1,385,000	0.520		04/23/24	1,384,948

Software – 0.1%
Oracle Corp.
634,000	2.500		10/15/22	638,935

Technology – 0.5%
Fidelity National Information Services, Inc.
800,000	0.375		03/01/23	789,689

Corporate Obligations – (continued)
Technology – (continued)
Hewlett Packard Enterprise Co.
400,000	4.400		10/15/22	405,786
1,000,000	2.250		04/01/23	1,006,060

				2,201,535

Transportation – 0.6%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
1,390,000	4.250		01/17/23	1,418,961
Ryder System, Inc., MTN
1,000,000	3.750		06/09/23	1,022,119

				2,441,080

Wireless – 1.0%
AT&T, Inc.(a)
(SOFR + 0.640%)
2,154,000	0.690		03/25/24	2,154,382
Verizon Communications, Inc.(a)
(SOFR + 0.500%)
2,116,000	0.549		03/22/24	2,121,635

				4,276,017

TOTAL CORPORATE OBLIGATIONS
(Cost $90,744,991)				$90,324,193

Asset- Backed Securities – 18.5%
Access to Loans for Learning Student Loan Corp., Series 2010-I, Class A3(a) (3M USD LIBOR + 0.800%)
$738,864	0.924%		04/25/37	$741,621
Access to Loans for Learning Student Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.700%)
22,765	0.887		07/25/36	22,550
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000		04/15/25	1,076,218
Anchorage Capital CLO Ltd., Series 2014-4RA, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
1,000,000	1.328		01/28/31	999,915
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
106,648	1.299		11/17/27	106,307
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
236,907	1.089		04/22/27	235,468
BA Credit Card Trust, Series 2021-A1, Class A1
500,000	0.440		09/15/26	487,660
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
2,400,000	0.630		07/15/27	2,330,806
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
389,958	1.204		07/20/29	389,930
BlueMountain CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.180%) (Cayman Islands)
980,386	1.439		10/22/30	979,750

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Brazos Higher Education Authority, Inc., Series 2010-1, Class A1(a) (3M USD LIBOR + 0.900%)
$24,522	1.398%	05/25/29	$24,522
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
587,148	1.298	02/25/30	586,125
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
26,227	1.108	07/25/29	26,246
BSPDF Issuer Ltd., Series 2021-FL1, Class A(a)(b) (1M USD LIBOR + 1.200%) (Cayman Islands)
1,150,000	1.391	10/15/36	1,141,467
BX, Series 2021-MFM1, Class A(a)(b) (1M USD LIBOR + 0.700%)
100,000	0.891	01/15/34	97,530
BX Trust, Series 2021-ARIA, Class A(a)(b) (1M USD LIBOR + 0.899%)
1,300,000	1.090	10/15/36	1,275,025
BXHPP Trust, Series 2021-FILM, Class A(a)(b) (1M USD LIBOR + 0.650%)
1,850,000	0.841	08/15/36	1,806,187
CARDS II Trust, Series 2021-1A, Class A(b) (Canada)
1,125,000	0.602	04/15/27	1,097,395
Carlyle US CLO Ltd., Series 2017-2A, Class A1R(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
2,000,000	1.304	07/20/31	1,989,502
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	401,218
CIFC Funding Ltd., Series 2017-3A, Class A1(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
2,350,000	1.474	07/20/30	2,347,584
CIFC Funding Ltd., Series 2021-2A, Class AR(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	1.204	04/20/30	496,917
CIM Retail Portfolio Trust, Series 2021-RETL, Class A(a)(b) (1M USD LIBOR + 1.400%)
633,467	1.592	08/15/36	620,260
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4
500,000	4.023	03/10/47	513,124
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5
600,000	3.855	05/10/47	613,180
COMM Mortgage Trust, Series 2013-CR12, Class A4
800,000	4.046	10/10/46	815,661
COMM Mortgage Trust, Series 2013-CR7, Class A4
427,573	3.213	03/10/46	430,000
COMM Mortgage Trust, Series 2013-CR8, Class A5(a)
700,000	3.612	06/10/46	707,275
COMM Mortgage Trust, Series 2013-CR9, Class A4(a)
322,746	4.255	07/10/45	328,826
COMM Mortgage Trust, Series 2015-CR24, Class ASB
371,241	3.445	08/10/48	377,911
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
329,184	2.756	08/10/49	329,932
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	0.551	04/15/25	150,255

Asset- Backed Securities – (continued)
Dryden 80 CLO Ltd., Series 2022-80A, Class AR(a)(b) (3M U.S. T-Bill MMY + 1.250%) (Cayman Islands)
4,000,000	1.497	01/17/33	3,999,040
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
239,735	1.141	04/15/29	239,108
Edsouth Indenture No 10 LLC, Series 2015-2, Class A(a)(b) (1M USD LIBOR + 1.000%)
115,324	1.187	12/25/56	115,807
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
150,444	1.337	09/25/40	150,444
Edsouth Indenture No 3 LLC, Series 2012-2, Class A(a)(b) (1M USD LIBOR + 0.730%)
38,358	0.917	04/25/39	38,224
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
956,060	0.908	04/25/35	953,348
EFS Volunteer LLC, Series 2010-1, Class A2(a)(b) (3M USD LIBOR + 0.850%)
660,170	1.108	10/25/35	659,314
Extended Stay America Trust, Series 2021-ESH, Class A(a)(b) (1M USD LIBOR + 1.080%)
1,441,131	1.272	07/15/38	1,426,725
Flatiron CLO 19 Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
1,000,000	1.539	11/16/34	991,391
Ford Credit Auto Owner Trust, Series 2018-2, Class A(b)
1,500,000	3.470	01/15/30	1,538,548
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A
1,000,000	3.170	03/15/25	1,015,393
GCO Education Loan Funding Trust, Series 2006-1, Class A10L(a) (3M USD LIBOR + 0.190%)
131,196	0.688	02/27/28	130,740
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A(b)
1,000,000	0.690	10/15/25	988,707
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
304,065	1.198	08/25/48	303,322
Great Wolf Trust, Series 2019-WOLF, Class A(a)(b) (1M USD LIBOR + 1.034%)
3,250,000	1.225	12/15/36	3,238,675
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(a)(b) (3M USD LIBOR + 1.450%) (Cayman Islands)
500,000	1.749	11/30/32	498,072
Hayfin US Ltd., Series 2018-8A, Class A(a)(b) (3M USD LIBOR + 1.120%) (Cayman Islands)
3,000,000	1.374	04/20/31	2,987,508
Higher Education Funding I, Series 2014-1, Class A(a)(b) (3M USD LIBOR + 1.050%)
973,404	1.548	05/25/34	972,705
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
562,308	1.830	01/18/24	564,485
ICG US CLO Ltd., Series 2018-1A, Class A1R(a)(b) (3M USD LIBOR + 1.140%) (Cayman Islands)
800,230	1.388	10/19/28	800,117

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class ASB
$440,765	2.702%	12/15/47	$442,570
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4(a)
821,089	3.994	01/15/46	836,124
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class ASB
342,132	3.566	02/15/47	345,130
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class A(a)(b) (1M USD LIBOR + 0.550%)
869,217	0.741	12/15/37	850,196
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
281,240	1.448	02/25/42	278,992
LCM XV LP, Series 2021-15A, Class AR2(a)(b) (3M USD LIBOR + 1.000%) (Cayman Islands)
2,300,000	1.254	07/20/30	2,287,893
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
862,463	1.294	10/20/27	859,287
Madison Park Funding Ltd., Series 2021-37A, Class AR(a)(b) (3M USD LIBOR + 1.070%) (Cayman Islands)
1,500,000	1.311	07/15/33	1,487,601
Marathon CLO Ltd., Series 2021-1A, Class AANR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
2,200,000	1.561	04/15/32	2,196,016
Master Credit Card Trust, Series 2021-1A, Class A(b) (Canada)
1,400,000	0.530	11/21/25	1,358,333
Mercedes-Benz Auto Lease Trust 2021-B, Series 2021-B, Class A3
850,000	0.400	11/15/24	835,211
Navient Student Loan Trust, Series 2016-6A, Class A2(a)(b) (1M USD LIBOR + 0.750%)
359,779	0.937	03/25/66	359,442
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
347,926	0.787	03/25/30	347,718
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
418,947	0.727	11/27/39	420,224
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
500,721	0.987	09/25/65	501,794
Nissan Auto Lease Trust, Series 2020-A, Class A3
42,760	1.840	01/17/23	42,812
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
111,409	0.887	12/26/31	111,580
NorthStar Student Loan Trust III, Series 2016-1, Class A(a)(b) (1M USD LIBOR + 1.250%)
1,476,269	1.358	05/27/36	1,479,462
ONE PARK Mortgage Trust, Series 2021-PARK, Class A(a)(b) (1M USD LIBOR + 0.700%)
908,000	0.891	03/15/36	894,732
OZLM Ltd., Series 2017-11A, Class A1R(a)(b) (3M USD LIBOR + 1.250%) (Cayman Islands)
247,297	1.549	10/30/30	247,022

Asset- Backed Securities – (continued)
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
73,428	1.158	07/25/29	73,512
Regata Funding Ltd., Series 2021-1A, Class AR(a)(b) (3M USD LIBOR + 1.100%) (Cayman Islands)
2,000,000	1.341	10/15/32	1,988,270
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
921,677	1.131	07/01/31	920,592
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
151,571	0.931	10/02/28	150,682
Shackleton 2015-VIII CLO Ltd., Series 2017-8A, Class A2R(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
269,913	1.174	10/20/27	269,684
SLC Student Loan Trust, Series 2003-14, Class A6(a) (3M USD LIBOR + 0.300%)
128,819	0.558	07/25/25	128,576
SLC Student Loan Trust, Series 2005-3, Class A3(a) (3M USD LIBOR + 0.120%)
588,701	0.323	06/15/29	586,760
SLC Student Loan Trust, Series 2005-5, Class A4(a) (3M USD LIBOR + 0.140%)
658,577	0.398	10/25/28	654,917
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
1,622,367	0.566	05/15/29	1,587,778
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
360,233	1.373	11/25/42	357,447
SLM Student Loan Trust, Series 2003-11, Class A6(a)(b) (3M USD LIBOR + 0.550%)
76,750	0.753	12/15/25	76,721
SLM Student Loan Trust, Series 2004-1, Class A4(a) (3M USD LIBOR + 0.260%)
147,396	0.518	10/27/25	146,788
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
206,578	0.408	10/25/29	204,540
SLM Student Loan Trust, Series 2018-10, Class A7B(a)(b) (3M USD LIBOR + 0.600%)
135,071	0.858	10/25/29	134,677
SOUND POINT CLO XXII Ltd., Series 2019-1A, Class AR(a)(b) (3M USD LIBOR + 1.080%) (Cayman Islands)
600,000	1.334	01/20/32	596,967
South Carolina Student Loan Corp., Series 2014-1, Class A1(a) (1M USD LIBOR + 0.750%)
212,020	0.981	05/01/30	211,041
STWD Trust, Series 2021-FLWR, Class A(a)(b) (1M USD LIBOR + 0.577%)
1,350,000	0.768	07/15/36	1,316,264
TCW CLO 2019-2 Ltd., Series 2022-2A, Class A1R(a)(b) (3M U.S. T-Bill MMY + 1.280%) (Cayman Islands)
3,500,000	1.521	10/20/32	3,491,481
TCW CLO AMR Ltd., Series 2021-1A, Class ASNR(a)(b) (3M USD LIBOR + 1.220%) (Cayman Islands)
1,100,000	1.679	08/16/34	1,100,000

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset- Backed Securities – (continued)
Tralee CLO II Ltd., Series 2017-1A, Class AR(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
$468,336	1.574%		07/20/29	$468,132
Trimaran Cavu Ltd., Series 2021-1A, Class A(a)(b) (3M USD LIBOR + 1.210%) (Cayman Islands)
1,000,000	1.469		04/23/32	994,791
Trysail CLO Ltd., Series 2021-1A, Class A1(a)(b) (3M USD LIBOR + 1.320%) (Cayman Islands)
3,000,000	1.574		07/20/32	2,994,510
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB
120,183	2.687		03/10/46	120,693
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
157,021	0.937		09/25/56	156,070
Voya CLO 2019-2 Ltd., Series 2019-2A, Class A(a)(b) (3M USD LIBOR + 1.270%) (Cayman Islands)
700,000	1.524		07/20/32	697,746
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
232,246	1.141		01/18/29	230,792
Wells Fargo Commercial Mortgage Trust 2015-C31, Series 2015-C31, Class ASB
104,871	3.487		11/15/48	107,028
Zais CLO Ltd., Series 2021-15A, Class A1R(a)(b) (3M USD LIBOR + 1.350%) (Cayman Islands)
1,000,000	1.628		07/28/32	999,274

TOTAL ASSET- BACKED SECURITIES
(Cost $82,889,370)				$82,105,912

Foreign Corporate Debt – 17.6%
Banks – 14.1%
ANZ New Zealand Int’l Ltd/London(a)(b) (New Zealand)
(SOFR + 0.600%)
$500,000	0.650%		02/18/25	$500,443
Banco Santander SA(a) (Spain)
(3M USD LIBOR + 1.090%)
800,000	1.554		02/23/23	805,369
Bank of Montreal,(a) MTN (Canada)
(SOFR + 0.680%)
1,450,000	0.729		03/10/23	1,454,877
(SOFR + 0.465%)
3,000,000	0.515		01/10/25	3,002,313
Bank of Nova Scotia (The)(a) (Canada)
(SOFR + 0.550%)
1,200,000	0.599		09/15/23	1,201,829
Bank of Nova Scotia (The)(a), Series FRN (Canada)
(SOFRINDX + 0.445%)
425,000	0.494		04/15/24	425,067
Banque Federative du Credit Mutuel SA(b) (France)
1,253,000	2.125		11/21/22	1,260,155
210,000	0.650		02/27/24	203,790
BPCE SA(a)(b) (France)
(SOFR + 0.570%)
1,100,000	0.619		01/14/25	1,098,389

Foreign Corporate Debt – (continued)
Banks – (continued)
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	1.403		05/31/22	250,378
Canadian Imperial Bank of Commerce(a) (Canada)
(SOFR + 0.800%)
1,395,000	0.849		03/17/23	1,401,100
Cooperatieve Rabobank UA(a) (Netherlands)
(SOFRINDX + 0.380%)
1,185,000	0.429		01/10/25	1,184,477
Deutsche Bank AG, Series E (Germany)
(SOFR + 0.500%)
2,665,000	0.550	(a)	11/08/23	2,659,439
512,000	0.962		11/08/23	502,852
DNB Bank ASA(a)(b) (Norway)
(3M USD LIBOR + 0.620%)
850,000	1.124		12/02/22	852,991
Federation des Caisses Desjardins du Quebec(a)(b) (Canada)
(SOFR + 0.430%)
1,895,000	0.480		05/21/24	1,894,321
HSBC Holdings PLC(a) (United Kingdom)
(3M USD LIBOR + 1.055%)
1,373,000	3.262		03/13/23	1,373,872
(3M USD LIBOR + 0.923%)
1,000,000	3.033		11/22/23	1,008,355
(SOFR + 0.580%)
1,713,000	0.630		11/22/24	1,713,374
ING Groep NV (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	1.370	(a)	03/29/22	200,132
750,000	3.150		03/29/22	751,358
Intesa Sanpaolo SpA(b) (Italy)
800,000	3.125		07/14/22	804,250
500,000	3.375		01/12/23	506,341
Lloyds Banking Group PLC (United Kingdom)
1,367,000	4.050		08/16/23	1,408,106
Macquarie Bank Ltd.(b) (Australia)
400,000	2.100		10/17/22	403,170
Mizuho Bank Ltd.(b) (Japan)
1,175,000	2.950		10/17/22	1,185,340
National Australia Bank Ltd.(a)(b) (Australia)
(SOFR + 0.380%)
2,300,000	0.429		01/12/25	2,300,404
National Bank of Canada(a) (Canada)
(SOFR + 0.490%)
655,000	0.540		08/06/24	654,380
National Bank of Canada(a), MTN (Canada)
(SOFR + 0.300%)
2,000,000	0.350		05/16/23	1,997,061
Nationwide Building Society(b) (United Kingdom)
3,000,000	2.000		01/27/23	3,013,446
NatWest Group PLC (United Kingdom)
(3M USD LIBOR + 1.480%)
546,000	3.498	(a)	05/15/23	547,921
325,000	3.875		09/12/23	332,853
NatWest Markets PLC(b) (United Kingdom)
1,500,000	3.625		09/29/22	1,521,299
1,000,000	2.375		05/21/23	1,006,784

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada,(a) GMTN (Canada)
(SOFRINDX + 0.340%)
$819,000	0.390%		10/07/24	$816,956
(SOFRINDX + 0.440%)
5,000,000	0.489		01/21/25	4,997,211
Societe Generale SA(b) (France)
1,133,000	4.250		09/14/23	1,168,062
Standard Chartered PLC(a)(b) (United Kingdom)
(SOFR + 1.250%)
1,750,000	1.299		10/14/23	1,757,880
Sumitomo Mitsui Financial Group, Inc. (Japan)
530,000	2.784		07/12/22	533,675
(3M USD LIBOR + 0.740%)
1,020,000	0.981	(a)	01/17/23	1,024,969
Sumitomo Mitsui Trust Bank Ltd.(a)(b) (Japan)
(SOFR + 0.440%)
1,854,000	0.489		09/16/24	1,851,104
Swedbank AB(b) (Sweden)
700,000	1.300		06/02/23	697,252
Toronto-Dominion Bank (The)(a), MTN (Canada)
(SOFR + 0.410%)
4,000,000	0.459		01/10/25	3,994,182
UBS AG/London(a)(b) (Switzerland)
(SOFR + 0.450%)
1,471,000	0.500		08/09/24	1,469,831
(SOFR + 0.470%)
3,500,000	0.519		01/13/25	3,492,666
Westpac Banking Corp.(a) (Australia)
(SOFR + 0.300%)
1,186,000	0.350		11/18/24	1,183,713

				62,413,737

Brokerage – 0.2%
Daiwa Securities Group, Inc.(b) (Japan)
894,000	3.129		04/19/22	896,743

Capital Goods – 0.2%
Siemens Financieringsmaatschappij NV(a)(b) (Germany) (SOFR + 0.430%)
620,000	0.479		03/11/24	620,930

Consumer Cyclical – 0.8%
BMW US Capital LLC(a)(b) (Germany)
(SOFR + 0.530%)
710,000	0.580		04/01/24	712,800
Daimler Finance North America LLC(b) (Germany)
1,000,000	1.750		03/10/23	1,001,822
Volkswagen Group of America Finance LLC(b) (Germany)
1,993,000	0.750		11/23/22	1,984,439

				3,699,061

Consumer Noncyclical – 0.3%
BAT Capital Corp. (United Kingdom)
700,000	2.764		08/15/22	704,526
BAT International Finance PLC(b) (United Kingdom)
430,000	3.250		06/07/22	432,333

				1,136,859

Foreign Corporate Debt – (continued)
Energy – 0.3%
Enbridge, Inc. (Canada)
(SOFR + 0.400%)
401,000	0.450	(a)	02/17/23	400,639
726,000	0.550		10/04/23	711,134
(SOFRINDX + 0.630%)
344,000	0.680	(a)	02/16/24	344,635

				1,456,408

Food and Beverage – 1.0%
Coca-Cola Europacific Partners PLC(b) (United Kingdom)
1,917,000	0.500		05/05/23	1,887,039
Danone SA(b) (France)
1,216,000	3.000		06/15/22	1,223,477
Heineken NV(b) (Netherlands)
298,000	2.750		04/01/23	301,478
Suntory Holdings Ltd.(b) (Japan)
1,000,000	2.550		06/28/22	1,002,753

				4,414,747

Hardware – 0.2%
Panasonic Corp.(b) (Japan)
1,000,000	2.536		07/19/22	1,004,562

Metals and Mining – 0.1%
Glencore Finance Canada Ltd.(b) (Switzerland)
366,000	4.250		10/25/22	372,516

Mining – 0.2%
Anglo American Capital PLC(b) (South Africa)
1,040,000	4.125		09/27/22	1,055,697

Wireless – 0.2%
NTT Finance Corp.(b) (Japan)
1,007,000	0.373		03/03/23	995,844

TOTAL FOREIGN CORPORATE DEBT
(Cost $78,314,909)				$78,067,104

U.S. Treasury Notes – 5.7%
U.S. Treasury Floating Rate Notes(c) (3M USD T-Bill + 0.069%)
$6,698,000	0.414%		04/30/23	$6,705,762
11,200,000	0.415		10/31/23	11,218,392
U.S. Treasury Notes
3,750,000	1.500		01/15/23	3,765,234
3,750,000	1.500		02/28/23	3,764,837

TOTAL U.S. TREASURY NOTES
(Cost $25,434,829)				$25,454,225

Certificate of Deposits – 1.2%
Credit Suisse AG (Switzerland)
$2,000,000	0.590	%(c)	03/17/23	$1,976,197
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%) (United Kingdom)
1,395,000	0.590	(c)	01/31/24	1,389,411

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Certificate of Deposits – (continued)
Standard Chartered Bank (SOFR + 0.420%) (United Kingdom)
$1,972,000	0.470	%(c)	07/28/23	$1,966,343

TOTAL CERTIFICATE OF DEPOSITS
(Cost $5,366,113)				$5,331,951

U.S. Treasury Bill – 1.1%
U.S. Treasury Bill
$5,000,000	0.677	%(c)	09/01/22	$4,983,000

TOTAL U.S. TREASURY BILL
(Cost $4,983,190)				$4,983,000

Shares	Dividend Rate		Value

Investment Company – 7.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
33,928,590	0.026%		$33,928,590
(Cost $33,928,590)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – 0.6%
Commercial Paper – 0.6%
Entergy Corp.
$2,500,000	0.777%	05/17/22	$2,497,175

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,496,012)			$2,497,175

TOTAL INVESTMENTS – 105.9%
(Cost $470,913,697)			$469,280,214

LIABILITIES IN EXCESS OF ASSETS – (5.9)%			(26,116,628)

NET ASSETS – 100.0%			$443,163,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF
Assets:

Investments in unaffiliated issuers, at value (cost $49,259,870, $210,407,584, $199,893,474 and $19,691,677, respectively)	$46,094,837	$204,346,767	$198,923,745	$19,106,373

Investments in affiliated issuers, at value (cost $—, $2,889,777, $158,958 and $104,765, respectively)	—	2,889,777	158,958	104,765

Cash	42,259	175,430	59,047	55,940

Receivables:

Dividends and interest	673,205	2,948,750	142,297	149,653

Investments sold	—	—	2,849,837	—

Fund shares sold	—	14,340,320	1,434,618	—

Total assets	46,810,301	224,701,044	203,568,502	19,416,731

Liabilities:

Payables:

Management fees	—	50,915	18,498	2,076

Investments purchased	—	14,306,600	3,994,130	—

Fund shares redeemed	—	10,835	—	—

Accrued expenses	—	7,019	2,710	1,106

Total liabilities	—	14,375,369	4,015,338	3,182

Net Assets:

Paid-in capital	49,890,846	216,085,700	199,842,912	20,120,879

Total distributable loss	(3,080,545)	(5,760,025)	(289,748)	(707,330)

NET ASSETS	$46,810,301	$210,325,675	$199,553,164	$19,413,549
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,000,000	4,400,000	3,475,000	400,000

Net asset value per share:	$46.81	$47.80	$57.43	$48.53

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Assets:

Investments in unaffiliated issuers, at value (cost $784,044,112, $2,318,529,823, $269,989,083 and $436,985,107, respectively)	$748,873,226	$2,316,732,122	$259,489,738	$435,351,624

Investments in affiliated issuers, at value (cost $1,444,342, $—, $63,982,916 and $33,928,590, respectively)	1,444,342	—	63,982,916	33,928,590

Cash	55,513	2,874,735	3,892,161	546,242

Receivables:

Investments sold	12,041,551	388,038,713	3,020,234	10,586,753

Dividends and interest	7,267,968	1,404,968	1,082,037	778,776

Reimbursement from investment adviser	—	31,491	—	13,089

Fund shares sold	—	60,939,425	—	1,258,987

Total assets	769,682,600	2,770,021,454	331,467,086	482,464,061

Liabilities:

Payables:

Investments purchased	11,853,785	611,405,757	70,605,598	34,193,962

Management fees	81,272	220,434	20,301	62,951

Fund shares redeemed	—	—	—	5,035,740

Accrued expenses	28,397	94,670	6,464	7,822

Total liabilities	11,963,454	611,720,861	70,632,363	39,300,475

Net Assets:

Paid-in capital	792,007,783	2,161,399,372	274,036,987	445,166,832

Total distributable loss	(34,288,637)	(3,098,779)	(13,202,264)	(2,003,246)

NET ASSETS	$757,719,146	$2,158,300,593	$260,834,723	$443,163,586
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	14,800,000	21,590,000	5,550,000	8,800,000

Net asset value per share:	$51.20	$99.97	$47.00	$50.36

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Access Emerging Markets USD Bond ETF*	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF
Investment income:

Interest	$84,488	$4,658,233	$3,044,454	$130,404

Dividends from affiliated Underlying Funds	—	192	27	19

Total investment income	84,488	4,658,425	3,044,481	130,423

Expenses:

Management fees	8,438	332,729	103,275	13,282

Trustee fees	—	4,477	4,219	3,124

Total expenses	8,438	337,206	107,494	16,406

Less — expense reductions	(8,438)	(1,174)	(164)	(114)

Net expenses	—	336,032	107,330	16,292

NET INVESTMENT INCOME	84,488	4,322,393	2,937,151	114,131

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	—	312,153	19,990	(66,223)

In-kind redemptions	—	1,198,124	492,897	(29,326)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,165,033)	(11,970,192)	(3,943,923)	(682,120)

Net realized and unrealized loss	(3,165,033)	(10,459,915)	(3,431,036)	(777,669)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,080,545)	$(6,137,522)	$(493,885)	$(663,538)

*	For the period February 15, 2022 (commencement of operations) through February 28, 2022.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Investment income:

Interest	$9,229,163	$724,555	$1,280,646	$1,092,295

Dividends from affiliated Underlying Funds	267	—	7,493	2,580

Total investment income	9,229,430	724,555	1,288,139	1,094,875

Expenses:

Management fees	533,095	1,292,403	165,090	345,172

Trustee fees	9,023	17,034	4,754	5,482

Total expenses	542,118	1,309,437	169,844	350,654

Less — expense reductions	(1,639)	(187,062)	(45,871)	(85,926)

Net expenses	540,479	1,122,375	123,973	264,728

NET INVESTMENT INCOME (LOSS)	8,688,951	(397,820)	1,164,166	830,147

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(426,735)	(39,774)	(2,590,960)	(6,296)

In-kind redemptions	850,351	(17,231)	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(59,157,654)	(1,836,938)	(9,819,412)	(2,202,144)

Net realized and unrealized loss	(58,734,038)	(1,893,943)	(12,410,372)	(2,208,440)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(50,045,087)	$(2,291,763)	$(11,246,206)	$(1,378,293)

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF
	For the Period February 15, 2022* to February 28, 2022 (Unaudited)	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$84,488	$4,322,393	$8,132,934

Net realized gain	—	1,510,277	2,218,432

Net change in unrealized gain (loss)	(3,165,033)	(11,970,192)	2,202,441

Net increase (decrease) in net assets resulting from operations	(3,080,545)	(6,137,522)	12,553,807

Distributions to shareholders:

From distributable earnings	—	(4,624,900)	(8,366,688)

From share transactions:

Proceeds from sales of shares	49,890,846	58,956,135	139,703,025

Cost of shares redeemed	—	(69,702,324)	(62,403,184)

Net increase (decrease) in net assets resulting from share transactions	49,890,846	(10,746,189)	77,299,841

TOTAL INCREASE (DECREASE)	46,810,301	(21,508,611)	81,486,960

Net assets:

Beginning of period	$—	$231,834,286	$150,347,326

End of period	$46,810,301	$210,325,675	$231,834,286

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Inflation Protected USD Bond ETF		Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$2,937,151	$3,362,212	$114,131	$227,413

Net realized gain (loss)	512,887	589,140	(95,549)	62,974

Net change in unrealized gain (loss)	(3,943,923)	1,158,564	(682,120)	10,754

Net increase (decrease) in net assets resulting from operations	(493,885)	5,109,916	(663,538)	301,141

Distributions to shareholders:

From distributable earnings	(3,570,783)	(2,396,273)	(139,964)	(264,880)

From share transactions:

Proceeds from sales of shares	75,765,889	122,145,094	4,979,700	5,036,236

Cost of shares redeemed	(18,459,515)	(9,877,024)	(14,930,335)	(2,522,177)

Net increase (decrease) in net assets resulting from share transactions	57,306,374	112,268,070	(9,950,635)	2,514,059

TOTAL INCREASE (DECREASE)	53,241,706	114,981,713	(10,754,137)	2,550,320

Net assets:

Beginning of period	$146,311,458	$31,329,745	$30,167,686	$27,617,366

End of period	$199,553,164	$146,311,458	$19,413,549	$30,167,686

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Investment Grade Corporate Bond ETF		Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income (loss)	$8,688,951	$16,836,103	$(397,820)	$(388,830)

Net realized gain (loss)	423,616	16,915,546	(57,005)	831,348

Net change in unrealized loss	(59,157,654)	(19,284,757)	(1,836,938)	(973,717)

Net increase (decrease) in net assets resulting from operations	(50,045,087)	14,466,892	(2,291,763)	(531,199)

Distributions to shareholders:

From distributable earnings	(8,914,802)	(17,024,132)	—	(9,603,476)

From share transactions:

Proceeds from sales of shares	103,043,139	567,153,110	680,143,030	382,587,046

Cost of shares redeemed	(62,482,277)	(431,055,691)	(377,210,975)	(1,560,188,346)

Net increase (decrease) in net assets resulting from share transactions	40,560,862	136,097,419	302,932,055	(1,177,601,300)

TOTAL INCREASE (DECREASE)	(18,399,027)	133,540,179	300,640,292	(1,187,735,975)

Net assets:

Beginning of period	$776,118,173	$642,577,994	$1,857,660,301	$3,045,396,276

End of period	$757,719,146	$776,118,173	$2,158,300,593	$1,857,660,301

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access U.S. Aggregate Bond ETF		Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period September 8, 2020* to August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$1,164,166	$1,213,438	$830,147	$1,296,998

Net realized gain (loss)	(2,590,960)	31,006	(6,296)	188,583

Net change in unrealized loss	(9,819,412)	(679,933)	(2,202,144)	(199,281)

Net increase (decrease) in net assets resulting from operations	(11,246,206)	564,511	(1,378,293)	1,286,300

Distributions to shareholders:

From distributable earnings	(1,194,102)	(1,271,774)	(1,122,300)	(1,622,329)

From share transactions:

Proceeds from sales of shares	53,445,262	235,354,179	150,147,607	209,360,754

Cost of shares redeemed	—	(14,817,147)	(35,356,935)	(27,915,904)

Net increase in net assets resulting from share transactions	53,445,262	220,537,032	114,790,672	181,444,850

TOTAL INCREASE	41,004,954	219,829,769	112,290,079	181,108,821

Net assets:

Beginning of period	$219,829,769	$—	$330,873,507	$149,764,686

End of period	$260,834,723	$219,829,769	$443,163,586	$330,873,507

*	Commencement of operations.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	Access Emerging Markets USD Bond ETF
	For the Period February 15, 2022* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$49.68

Net investment income(a)	0.08

Net realized and unrealized loss	(2.95)

Total loss from investment operations	(2.87)

Net asset value, end of period	$46.81

Market price, end of period	$47.14

Total Return at Net Asset Value(b)	(5.80)%

Net assets, end of period (in 000’s)	$46,810

Ratio of net expenses to average net assets	0.00	%(c)

Ratio of total expenses to average net assets	0.45	%(c)

Ratio of net investment income to average net assets	4.49	%(c)

Portfolio turnover rate(d)	0%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period September 5, 2017* to August 31, 2018
			2021	2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.40		$49.29	$49.42	$48.86	$49.92

Net investment income(a)	1.07		2.24	2.49	2.75	2.41

Net realized and unrealized gain (loss)	(2.57)		1.15	(0.15)	0.61	(1.21)

Total gain (loss) from investment operations	(1.50)		3.39	2.34	3.36	1.20

Distributions to shareholders from net investment income	(1.10)		(2.28)	(2.47)	(2.80)	(2.26)

Net asset value, end of period	$47.80		$50.40	$49.29	$49.42	$48.86

Market price, end of period	$47.82		$50.38	$49.23	$49.24	$48.82

Total Return at Net Asset Value(b)	(3.03)%		7.05%	4.94%	7.20%	2.58%

Net assets, end of period (in 000’s)	$210,326		$231,834	$150,347	$76,602	$46,413

Ratio of total expenses to average net assets	0.34	%(c)	0.34%	0.34%	0.34%	0.34	%(c)

Ratio of net investment income to average net assets	4.36	%(c)	4.49%	5.15%	5.67%	4.93	%(c)

Portfolio turnover rate(d)	6%		22%	22%	23%	69%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period October 2, 2018* to August 31, 2019
			2021	2020
Per Share Operating Performance:

Net asset value, beginning of period	$58.52		$56.96	$53.11	$50.00

Net investment income(a)	0.94		2.85	0.33	1.27

Net realized and unrealized gain (loss)	(0.85)		0.30	4.18	2.98

Total gain from investment operations	0.09		3.15	4.51	4.25

Distributions to shareholders from net investment income	(1.18)		(1.59)	(0.61)	(1.14)

Distributions to shareholders from net realized gains	—		—	(0.04)	—

Distributions to shareholders from return of capital	—		—	(0.01)	—

Total distributions to shareholders	(1.18)		(1.59)	(0.66)	(1.14)

Net asset value, end of period	$57.43		$58.52	$56.96	$53.11

Market price, end of period	$57.56		$58.54	$57.00	$53.08

Total Return at Net Asset Value(b)	0.13%		5.62%	8.57%	8.61%

Net assets, end of period (in 000’s)	$199,553		$146,311	$31,330	$7,966

Ratio of total expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12	%(c)

Ratio of net investment income to average net assets	3.28	%(c)	4.96%	0.61%	2.74	%(c)

Portfolio turnover rate(d)	5%		56%	43%	36%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021	For the Period July 7, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$50.28		$50.21	$49.89

Net investment income(a)	0.24		0.41	0.06

Net realized and unrealized gain (loss)	(1.71)		0.14	0.29

Total gain (loss) from investment operations	(1.47)		0.55	0.35

Distributions to shareholders from net investment income	(0.28)		(0.48)	(0.03)

Net asset value, end of period	$48.53		$50.28	$50.21

Market price, end of period	$48.57		$50.30	$50.28

Total Return at Net Asset Value(b)	(2.93)%		1.10%	0.70%

Net assets, end of period (in 000’s)	$19,414		$30,168	$27,617

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	0.97	%(c)	0.82%	0.73	%(c)

Portfolio turnover rate(d)	32%		32%	3%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period June 6, 2017* to August 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$55.24		$55.39	$52.87	$48.31	$50.28	$49.90

Net investment income(a)	0.60		1.26	1.59	1.74	1.55	0.32

Net realized and unrealized gain (loss)	(4.03)		(0.14)	2.54	4.52	(2.09)	0.27

Total gain (loss) from investment operations	(3.43)		1.12	4.13	6.26	(0.54)	0.59

Distributions to shareholders from net investment income	(0.61)		(1.27)	(1.61)	(1.70)	(1.43)	(0.21)

Net asset value, end of period	$51.20		$55.24	$55.39	$52.87	$48.31	$50.28

Market price, end of period	$51.24		$55.19	$55.47	$52.90	$48.28	$50.24

Total Return at Net Asset Value(b)	(6.26)%		2.07%	7.95%	13.35%	(1.04)%	1.19%

Net assets, end of period (in 000’s)	$757,719		$776,118	$642,578	$526,049	$258,462	$180,997

Ratio of net expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.13	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	2.24	%(c)	2.30%	3.00%	3.54%	3.18%	2.65	%(c)

Portfolio turnover rate(d)	6%		11%	9%	13%	22%	0	%(e)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period September 6, 2016* to August 31, 2017
			2021	2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$100.09		$100.44	$100.38	$100.16	$100.10	$100.00

Net investment income (loss)(a)	(0.02)		(0.02)	1.13	2.23	1.48	0.82

Net realized and unrealized gain (loss)	(0.10)		(0.01)	0.29	0.15	(0.13)	(0.29)

Total gain (loss) from investment operations	(0.12)		(0.03)	1.42	2.38	1.35	0.53

Distributions to shareholders from net investment income	—		(0.27)	(1.36)	(2.16)	(1.29)	(0.43)

Distributions to shareholders from return of capital	—		(0.05)	—	—	—	—

Total distributions to shareholders	—		(0.32)	(1.36)	(2.16)	(1.29)	(0.43)

Net asset value, end of period	$99.97		$100.09	$100.44	$100.38	$100.16	$100.10

Market price, end of period	$99.97		$100.08	$100.45	$100.40	$100.18	$100.10

Total Return at Net Asset Value(b)	(0.12)%		(0.03)%	1.42%	2.40%	1.37%	0.53%

Net assets, end of period (in 000’s)	$2,158,301		$1,857,660	$3,045,396	$3,174,026	$1,642,627	$815,829

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.13	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income (loss) to average net assets	(0.04	)%(c)	(0.02)%	1.13%	2.22%	1.48%	0.83	%(c)

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Aggregate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period September 8, 2020* to August 31, 2021
Per Share Operating Performance:

Net asset value, beginning of period	$49.40		$50.03

Net investment income(a)	0.23		0.37

Net realized and unrealized loss	(2.39)		(0.63)

Total loss from investment operations	(2.16)		(0.26)

Distributions to shareholders from net investment income	(0.24)		(0.37)

Net asset value, end of period	$47.00		$49.40

Market price, end of period	$46.94		$49.38

Total Return at Net Asset Value(b)	(4.39)%		(0.52)%

Net assets, end of period (in 000’s)	$260,835		$219,827

Ratio of net expenses to average net assets	0.10	%(c)	0.11	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14	%(c)

Ratio of net investment income to average net assets	0.96	%(c)	0.77	%(c)

Portfolio turnover rate(d)	284%		525%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period April 15, 2019* to August 31, 2019
			2021	2020
Per Share Operating Performance:

Net asset value, beginning of period	$50.71		$50.77	$50.49	$50.00

Net investment income(a)	0.12		0.28	0.73	0.52

Net realized and unrealized gain (loss)	(0.30)		0.02	0.42	0.34

Total gain (loss) from investment operations	(0.18)		0.30	1.15	0.86

Distributions to shareholders from net investment income	(0.17)		(0.36)	(0.87)	(0.37)

Net asset value, end of period	$50.36		$50.71	$50.77	$50.49

Market price, end of period	$50.36		$50.71	$50.78	$50.51

Total Return at Net Asset Value(b)	(0.36)%		0.59%	2.28%	1.75%

Net assets, end of period (in 000’s)	$443,164		$330,874	$149,765	$15,148

Ratio of net expenses to average net assets	0.15	%(c)	0.16%	0.16%	0.16	%(c)

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	0.47	%(c)	0.55%	1.45%	2.72	%(c)

Portfolio turnover rate(d)	19%		51%	63%	66%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Access Emerging Markets USD Bond ETF (“Access Emerging Markets USD Bond ETF”)*	Diversified
Goldman Sachs Access High Yield Corporate Bond ETF (“Access High Yield Corporate Bond ETF”)	Diversified
Goldman Sachs Access Inflation Protected USD Bond ETF (“Access Inflation Protected USD Bond ETF”)	Diversified
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (“Access Investment Grade Corporate 1-5 Year Bond ETF”)	Diversified
Goldman Sachs Access Investment Grade Corporate Bond ETF (“Access Investment Grade Corporate Bond ETF”)	Diversified
Goldman Sachs Access Treasury 0-1 Year ETF (“Access Treasury 0-1 Year ETF”)	Diversified
Goldman Sachs Access U.S. Aggregate Bond ETF (“Access U.S. Aggregate Bond ETF”)	Diversified
Goldman Sachs Access Ultra Short Bond ETF (“Access Ultra Short Bond ETF”)	Diversified

*	Commencement of operations on February 15, 2022.

The investment objective of each Fund (except the Access Ultra Short Bond ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index. The Access Ultra Short Bond ETF seeks to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Treasury 0-1 Year ETF and Access U.S. Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Access Emerging Markets USD Bond ETF, Access Inflation Protected USD Bond ETF and Access Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2022:

ACCESS EMERGING MARKETS USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Foreign Debt Obligations	$—	$41,175,382	$—

Foreign Corporate Debt	—	4,919,455	—

Total	$—	$46,094,837	$—

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$194,117,899	$—

Foreign Corporate Debt	—	10,228,868	—

Investment Company	2,889,777	—	—

Total	$2,889,777	$204,346,767	$—

103

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bonds	$198,923,745	$—	$—

Investment Company	158,958	—	—

Total	$199,082,703	$—	$—

ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$14,797,142	$—

Foreign Corporate Debt	—	4,309,231	—

Investment Company	104,765	—	—

Total	$104,765	$19,106,373	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$607,759,379	$—

Foreign Corporate Debt	—	141,113,847	—

Investment Company	1,444,342	—	—

Total	$1,444,342	$748,873,226	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets(a)

Fixed Income

U.S. Treasury Bills	$1,822,190,667	$—	$—

U.S. Treasury Notes	494,541,455	—	—

Total	$2,316,732,122	$—	$—

104

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACCESS U.S. AGGREGATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$71,239,172	$—

U.S. Treasury Notes	70,851,201	—	—

Corporate Obligations	—	55,448,686	—

U.S. Treasury Bonds	21,408,884	—	—

U.S. Treasury Obligations	19,741,639	—	—

Foreign Corporate Debt	—	13,932,732	—

Foreign Debt Obligations	253,036	6,614,388	—

Investment Company	63,982,916	—	—

Total	$176,237,676	$147,234,978	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$146,588,064	$—

Corporate Obligations	—	90,324,193	—

Asset- Backed Securities	—	82,105,912	—

Foreign Corporate Debt	—	78,067,104	—

U.S. Treasury Notes	25,454,225	—	—

U.S. Treasury Bill	4,983,000	—	—

Commercial Paper	—	2,497,175	—

Certificate of Deposit	—	5,331,951	—

Investment Company	33,928,590	—	—

Total	$64,365,815	$404,914,399	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

105

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2022, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
Access Emerging Markets USD Bond ETF	0.45%	0.00%
Access High Yield Corporate Bond ETF	0.34%	0.34%
Access Inflation Protected USD Bond ETF	0.12%	0.12%
Access Investment Grade Corporate 1-5 Year Bond ETF	0.14%	0.14%
Access Investment Grade Corporate Bond ETF	0.14%	0.14%
Access Treasury 0-1 Year ETF	0.14%	0.12%
Access U.S. Aggregate Bond ETF	0.14%	0.14%
Access Ultra Short Bond ETF	0.20%	0.15%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% and 0.16% as an annual percentage rate of average daily net assets of the Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively. These arrangements will remain in effect through at least December 29, 2022 and prior to such dates GSAM may not terminate the arrangements without the approval of the Board of Trustees. GSAM has agreed to waive its management fee in order to achieve an effective net management fee rate of 0.00% as an annual percentage rate of average daily net assets of the Access Emerging Markets USD Bond ETF through at least February 17, 2023, after which a portion of its management fee will be waived in order to achieve an effective net management fee rate of 0.39% as an annual percentage rate of average daily net assets of the Fund until February 17, 2025, and prior to such dates GSAM may not terminate the arrangements without the approval of the Board of Trustees. For the six months ended February 28, 2022, GSAM waived $8,438, $187,062 and $70,131 of the Funds’ management fees for the Access Emerging Markets USD Bond ETF, Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively.

The Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Ultra Short Bond ETF and Access U.S. Aggregate Bond ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2022, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Access High Yield Corporate Bond ETF	$1,174
Access Inflation Protected USD Bond ETF	164
Access Investment Grade Corporate 1-5 Year Bond ETF	114
Access Investment Grade Corporate Bond ETF	1,639
Access U.S. Aggregate Bond ETF	45,871
Access Ultra Short Bond ETF	15,795

106

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Access High Yield Corporate Bond ETF	$2,073,969	$17,582,069	$(16,766,261)	$2,889,777	$2,889,777	$192
Access Inflation Protected USD Bond ETF	809,851	2,433,009	(3,083,902)	158,958	158,958	27
Access Investment Grade Corporate 1-5 Year Bond ETF	302,503	1,697,999	(1,895,737)	104,765	104,765	19
Access Investment Grade Corporate Bond ETF	2,549,254	21,699,069	(22,803,981)	1,444,342	1,444,342	267
Access U.S. Aggregate Bond ETF	51,438,327	43,354,823	(30,810,234)	63,982,916	63,982,916	7,493
Access Ultra Short Bond ETF	25,760,750	177,993,580	(169,825,740)	33,928,590	33,928,590	2,580

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Access Emerging Markets USD Bond ETF
	For the Period February 15, 2022* through February 28, 2022 (Unaudited)
	Shares	Dollars

Fund Share Activity
Shares Sold	1,000,000	$49,677,414
Shares Redeemed	—	—

NET INCREASE IN SHARES	1,000,000	$49,677,414

*	Commencement of operations.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,200,000	$58,956,135	2,800,000	$139,660,429
Shares Redeemed	(1,400,000)	(69,623,728)	(1,250,000)	(62,218,811)

NET INCREASE/DECREASE IN SHARES	(200,000)	$(10,667,593)	1,500,000	$73,493,353

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,300,000	$75,765,889	2,125,000	$122,145,094
Shares Redeemed	(325,000)	(18,458,640)	(175,000)	(9,875,297)

NET INCREASE IN SHARES	975,000	$57,307,249	400,000	$21,535,812

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	100,000	$4,975,911	100,000	$5,036,236
Shares Redeemed	(300,000)	(14,923,590)	(50,000)	(2,519,551)

NET INCREASE/DECREASE IN SHARES	(200,000)	$(9,947,679)	550,000	$27,483,763

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,900,000	$103,043,139	10,300,000	$567,048,496
Shares Redeemed	(1,150,000)	(62,482,277)	(7,850,000)	(430,357,739)

NET INCREASE IN SHARES	750,000	$40,560,862	2,450,000	$136,690,757

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	6,800,000	$382,587,046	3,820,000	$382,587,046
Shares Redeemed	(3,770,000)	(1,560,188,346)	(15,580,000)	(1,560,188,346)

NET INCREASE/DECREASE IN SHARES	3,030,000	$(1,177,601,300)	(11,760,000)	$(1,177,601,300)

	Access U.S. Aggregate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period September 8, 2020* through August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,100,000	$53,445,262	4,750,000	$235,376,922
Shares Redeemed	—	—	(300,000)	(14,751,161)

NET INCREASE IN SHARES	1,100,000	$53,445,262	4,450,000	$220,625,761

*	Commencement of operations.

	Access Ultra Short Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	2,975,000	$150,147,607	4,125,000	$209,360,754
Shares Redeemed	(700,000)	(35,356,935)	(550,000)	(27,915,904)

NET INCREASE IN SHARES	2,275,000	$114,790,672	3,575,000	$181,444,850

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2022, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only invests in short term securities):

Fund	Purchases	Sales
Access Emerging Markets USD Bond ETF	$49,267,477	$—
Access High Yield Corporate Bond ETF	70,665,093	12,687,868
Access Inflation Protected USD Bond ETF	8,653,627	10,570,356
Access Investment Grade Corporate 1-5 Year Bond ETF	7,737,820	7,634,440
Access Investment Grade Corporate Bond ETF	154,268,133	47,141,706
Access U.S. Aggregate Bond ETF	742,488,358	688,202,883
Access Ultra Short Bond ETF	179,981,294	63,551,505

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Access Emerging Markets USD Bond ETF	$—	$—
Access High Yield Corporate Bond ETF	—	68,856,827
Access Inflation Protected USD Bond ETF	75,654,552	18,479,237
Access Investment Grade Corporate 1-5 Year Bond ETF	—	9,601,508
Access Investment Grade Corporate Bond ETF	—	62,080,132
Access U.S. Aggregate Bond ETF	—	—
Access Ultra Short Bond ETF	—	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2021, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Capital loss carryforwards:
Perpetual Short-Term	$—	$(1,330,910)	$—	$—	$(373,495)	$—	$(223,794)	$(287,255)
Timing differences (Qualified Late Year Loss Deferral)	—	—	—	—	—	(846,253)	—	—

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7. TAX INFORMATION (continued)

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bonds ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access Ultra Short Bond ETF
Tax Cost	$49,260,000	$213,710,503	$200,214,972	$19,823,401	$786,013,226	$2,318,529,823	$334,009,092	$471,018,053
Gross unrealized gain	20,740	1,355,863	614,792	1,428	3,520,662	4,289	142,664	455,380
Gross unrealized loss	(3,185,903)	(7,829,822)	(1,747,061)	(613,691)	(39,216,321)	(1,801,990)	(10,679,102)	(2,193,220)
Net unrealized gains (losses) on securities	$(3,165,163)	$(6,473,959)	$(1,132,269)	$(612,263)	$(35,695,659)	$(1,797,701)	$(10,536,438)	$(1,737,840)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is due to wash sales, and differences in tax treatment of market discount accretion and premium amortization, and inflation protected securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. OTHER RISKS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short- term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Investment Grade Corporate Bond 1-5 Years Index and FTSE Goldman Sachs US Broad Bond Market Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due

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8. OTHER RISKS (continued)

to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs ETF Trust (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar and Linda A. Lang were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Cheryl K. Beebe	264,924,160	15,294,512	0

Lawrence Hughes	279,548,931	669,741	0

John F. Killian	264,883,857	15,334,814	0

Steven D. Krichmar	279,552,751	665,920	0

Linda A. Lang	279,620,511	598,160	0

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended 2/28/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to the Goldman Sachs Access Emerging Markets USD Bond ETF, which commenced operations on February 15, 2022, the example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2021 and held for the entire six months ended February 28, 2022, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Access Emerging Markets USD Bond ETF				Access High Yield Corporate Bond ETF				Access Inflation Protected USD Bond ETF				Access Investment Grade Corporate 1-5 Year Bond ETF
	Beginning Account Value 2/15/22	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*
Actual based on NAV	$1,000	$942.00		$0.00	$1,000	$969.71		$1.66	$1,000	$1,001.29		$0.59	$1,000	$970.71		$0.68
Hypothetical 5% return	$1,000	$1,001.92	+	$0.00	$1,000	$1,023.11	+	$1.70	$1,000	$1,024.20	+	$0.60	$1,000	$1,024.11	+	$0.70
	Access Investment Grade Corporate Bond ETF				Access Treasury 0-1 Year ETF				Access U.S. Aggregate Bond ETF				Access Ultra Short Bond ETF
	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*
	$1,000	$937.35		$0.67	$1,000	$998.80		$0.59	$1,000	$956.10		$0.50	$1,000	$996.42		$0.75
	$1,000	$1,024.10	+	$0.70	$1,000	$1,024.20	+	$0.60	$1,000	$1,024.29	+	$0.51	$1,000	$1,024.05	+	$0.76

+   Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*   Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

**  The Fund commenced operations on February 15, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 14/365, which represents a period of 14 days of a 365 day year (to reflect the Fund’s commencement of operation).

   The annualized net expense ratio for the period is as follows:

Fund
Access Emerging Markets USD Bond ETF	0.00%
Access High Yield Corporate Bond ETF	0.34
Access Inflation Protected USD Bond ETF	0.12
Access Investment Grade Corporate 1-5 Year Bond ETF	0.14
Access Investment Grade Corporate Bond ETF	0.14
Access Treasury 0-1 Year ETF	0.12
Access U.S. Aggregate Bond ETF	0.10
Access Ultra Short Bond ETF	0.15

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Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs Access Emerging Markets USD Bond ETF (Unaudited)

Background

The Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on February 15, 2022. At a meeting held on June 5-6, 2018 (the “Organizational Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including the Independent Trustees, at a meeting held on September 13, 2021 (the “Annual Meeting,” and together with the Organizational Meeting, the “Meetings”).

At the Meetings, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meetings, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meetings and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index owned and calculated by a third-party service provider using concepts developed with the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to

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Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs Access Emerging Markets USD Bond ETF (Unaudited) (continued)

be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a fee waiver for the Fund. The Trustees noted that a license fee would be payable by the Investment Adviser to FTSE Fixed Income LLC for the use of its index and certain trademarks. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (e) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (d) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued until September 30, 2022.

118

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited)

Background

The Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 13, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held one meeting over the course of the year since the Management Agreement was last approved in 2020. At this Committee meeting, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests, to the extent that a Fund had been existence for at least one year;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

119

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider, except for the Goldman Sachs Access Ultra Short Bond ETF, which is an actively managed ETF that does not seek to replicate the performance of a specified index. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies and portfolios that invest in short term U.S. Treasury securities. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using data, rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside

120

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

Data Provider as of June 30, 2021. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index (except for the Goldman Sachs Access Ultra Short Bond ETF), a comparable market capitalization-weighted reference index, and/or a composite of separate accounts with comparable investment strategies, as applicable. The Trustees observed that the investment performance of each passively-managed Fund was consistent with the investment objective of tracking its respective index. They also noted that the Goldman Sachs Access Ultra Short Bond ETF’s investment performance was consistent with its investment objective of seeking to provide current income with preservation of capital.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement management fee waivers for the Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access Ultra Short Bond ETF. The Trustees noted that license fees would be payable by the Investment Adviser to FTSE Fixed Income LLC for the use of its indices (except with respect to the Goldman Sachs Access Ultra Short Bond ETF). The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of each Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

121

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (e) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (e) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement with respect to each Fund should be approved and continued until September 30, 2022.

122

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF

Goldman Sachs MarketBetaTM U.S. Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

Goldman Sachs Physical Gold ETF

Equity

INDEX DISCLAIMERS

The Goldman Sachs Access Emerging Markets USD Bond ETF, Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF and Goldman Sachs Access U.S. Aggregate Bond ETF (the “Funds”) have been developed solely by GSAM. The Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs Emerging Markets USD Bond Index, FTSE Goldman Sachs High Yield Corporate Bond Index, FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index, FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index, FTSE Goldman Sachs Investment Grade Corporate Bond Index, FTSE US Treasury 0-1 Year Composite Select Index, FTSE Goldman Sachs US Broad Bond Market Index, and FTSE Goldman Sachs US Treasury Index (each, an “Index” and collectively, the “Indexes”) vest in the relevant LSE Group company which owns each Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

Each Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of any Index for the purpose to which it is being put by GSAM.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

A Fund may be recently or newly organized and have limited operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objectives, risks, and charges and expenses, and read the summary prospectuses, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectuses, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2022 Goldman Sachs. All rights reserved. 275073-OTU-1591034 04/2022 ACFIETFSAR-22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF (GEM)
ActiveBeta® Europe Equity ETF (GSEU)
ActiveBeta® International Equity ETF (GSIE)
ActiveBeta® Japan Equity ETF (GSJY)
ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (GPAL)
ActiveBeta® U.S. Large Cap Equity ETF (GSLC)
ActiveBeta® U.S. Small Cap Equity ETF (GSSC)

ActiveBeta® is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® ETFs

∎	ACTIVEBETA® EMERGING MARKETS EQUITY ETF

∎	ACTIVEBETA® EUROPE EQUITY ETF

∎	ACTIVEBETA® INTERNATIONAL EQUITY ETF

∎	ACTIVEBETA® JAPAN EQUITY ETF

∎	ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

∎	ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

∎	ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs ActiveBeta® Equity ETFs

The following are highlights both of key factors affecting the U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs ActiveBeta® Equity ETFs (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500 Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500 Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500 Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500 Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500 Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned -6.78% for the Reporting Period, underperforming the U.S. equity market.

1

MARKET REVIEW

•

As the Reporting Period began, international equity markets receded in September 2021, due primarily to the U.S. Fed’s announcements around tapering of its monthly asset purchase plans and increases in interest rates.

•	The decline was further aggravated by halts in global manufacturing activities due to supply-chain disruptions and semiconductor shortages as well as power cuts and energy crises around the world.

•	Regulations imposed by the Chinese government on certain key sectors led to increased investor pessimism, worsened by Evergrande Group’s debt crisis and spread of the COVID-19 Delta variant.

•	During the fourth quarter of 2021, the MSCI EAFE Index increased in October, fell in November and rose in December.

•

Many of the concerns that dominated the international equity markets in September ebbed somewhat in October, supported in Europe and the U.K. particularly by favorable third calendar quarter corporate earnings reports.

•

In November, international equity markets suffered over fears of the new COVID-19 Omicron variant’s potential impact. Travel restrictions were re-imposed to curtail the variant’s spread, and lockdown measures were reimposed in Europe. Japan’s equity market fell due to both inflation and supply-chain issues as well as concerns about the Omicron variant.

•

In December, the initial scare of the Omicron variant dissipated among studies showing its symptoms were less severe than prior variants. Also, value stocks outperformed growth stocks, which benefited international equities given their relatively high value/cyclical exposures.

•	The MSCI EAFE Index fell in January and February 2022.

•

The price pressure in January was mostly from the continued reverberation surrounding the U.S. Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying government bond yield increase and the long-standing valuation concerns around some of the riskier pockets of the markets.

•	The price pressure in February was mostly from the Russia/Ukraine crisis, as the situation deteriorated sharply and Russia launched a full-scale invasion.

•

The best performing sector within the MSCI EAFE Index during the Reporting Period was energy, the only sector to post a positive total return for the Reporting Period. The weakest performing sectors were information technology, industrials and communication services.

•

The best performing countries within the MSCI EAFE Index were Norway and the U.K., the only two country constituents to post a positive total return for the Reporting Period. The weakest performing countries during the Reporting Period were the Netherlands, Finland and Ireland.

Emerging Markets Equities

•

Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned -9.81% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•

As the Reporting Period began in September 2021, emerging markets equities as a whole posted negative returns, mainly due to a steep sell-off in China as well as on broader concerns around rising inflation and, as a direct result, a looming tightening of monetary policy across the globe.

•	During the fourth quarter of 2021, the MSCI Emerging Markets Index rose in October, fell sharply in November and increased in December.

•

Emerging markets equities rose slightly in October as COVID-19 vaccination rates increased and the global spread of the Delta variant slowed in most regions. The markets also expected strong corporate earnings to continue. However, rising input costs, especially energy prices, material shortages and a slowdown in economic growth in China muted investor optimism.

•	In November, the Omicron variant of COVID-19 spread across regions, dampening investor sentiment and leading to mixed outlooks for the global economic recovery.

2

MARKET REVIEW

•

In December, global economic data was encouraging despite market participants closely monitoring the implications of the spread of the Omicron variant, inflation remaining top of mind for investors, and China’s heightened regulations, mainly in the technology sector, weighing on sentiment.

•	The MSCI Emerging Markets Index fell in January and February 2022.

•

In January, both growing tensions between Russian and Ukraine and rising global borrowing costs worried investors. COVID-19 cases surged and hospitalizations rose, furthering dampening investor sentiment around an economic recovery across emerging markets.

•	In February, the Russia/Ukraine situation deteriorated sharply, with Russia launching a full-scale invasion, triggering a sell-off in emerging markets equities.

•

The best performing sector within the MSCI Emerging Markets Index during the Reporting Period was financials, the only sector to post a positive, albeit modest, total return for the Reporting Period. The weakest performing sectors were health care, consumer discretionary and communication services.

•

The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Peru, United Arab Emirates and Qatar, while the weakest performing countries were Russia, Hungary and Poland.

•

It is worth noting that effective March 9, 2022, after the close of the Reporting Period, MSCI Inc. removed Russian securities from the MSCI Emerging Markets Index after deeming the Russian equity market “uninvestable” amidst Russia’s invasion of Ukraine. MSCI Inc. announced the MSCI Russia Indexes would be reclassified to “standalone markets” instead of “emerging markets” across all of MSCI’s indexes “at a price that is effectively zero.”

Fund Changes and Highlights

Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF

•	The Fund launched on December 13, 2021.

•

The Fund tracks the ActiveBeta® Paris-Aligned U.S. Large Cap Equity Index, which uses the patented ActiveBeta® Portfolio Construction Methodology and seeks to align with the goals of the Paris Climate Agreement to combat climate change and its effects.

•

The Fund’s approach combines Goldman Sachs’ well-established track record of managing diversified, multi-factor ETFs, with its ability to reflect many investors’ growing desire to reduce carbon emissions and more deliberately manage the transition to a low-carbon economy through Goldman Sachs’ rules-based and transparent approach.

3

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$35.28
Net Asset Value (NAV)[1]	$35.09

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Emerging Markets Equity Index[3]	MSCI Emerging Markets Index[4]
Shares	-8.60%	-7.73%	-8.10%	-9.81%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%	Information Technology	Taiwan
Tencent Holdings Ltd.	3.5	Communication Services	China
Samsung Electronics Co. Ltd.	3.4	Information Technology	South Korea
Alibaba Group Holding Ltd.	2.1	Consumer Discretionary	China
Infosys Ltd.	1.1	Information Technology	India
Vale SA	1.0	Materials	Brazil
MediaTek, Inc.	0.8	Information Technology	Taiwan
China Construction Bank Corp., Class H	0.8	Financials	China
Meituan, Class B	0.7	Consumer Discretionary	China
Tata Consultancy Services Ltd.	0.7	Information Technology	India

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.0% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

ActiveBeta® Europe Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$33.99
Net Asset Value (NAV)[1]	$34.27

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Europe Equity Index[3]	MSCI Europe Index[4]
Shares	-8.93%	-9.81%	-8.79%	-6.70%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	3.2%	Consumer Staples	Switzerland
Roche Holding AG-Genusschein	2.5	Health Care	Switzerland
ASML Holding NV	2.2	Information Technology	Netherlands
LVMH Moet Hennessy Louis Vuitton SE	1.7	Consumer Discretionary	France
Novo Nordisk A/S, Class B	1.7	Health Care	Denmark
Novartis AG	1.6	Health Care	Switzerland
Shell PLC	1.4	Energy	Netherlands
AstraZeneca PLC	1.3	Health Care	United Kingdom
L’Oreal SA	1.1	Consumer Staples	France
Sanofi	1.0	Health Care	France

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented .03% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

ActiveBeta® International Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$32.69
Net Asset Value (NAV)[1]	$32.84

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]
Shares	-7.13%	-7.53%	-7.06%	-5.73%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	1.8%	Consumer Staples	Switzerland
Roche Holding AG-Genusschein	1.4	Health Care	Switzerland
ASML Holding NV	1.1	Information Technology	Netherlands
LVMH Moet Hennessy Louis Vuitton SE	1.0	Consumer Discretionary	France
Shell PLC	1.0	Energy	Netherlands
Novo Nordisk A/S, Class B	1.0	Health Care	Denmark
Novartis AG	0.9	Health Care	Switzerland
BHP Group Ltd.	0.8	Materials	Australia
Royal Bank of Canada	0.7	Financials	Canada
L’Oreal SA	0.7	Consumer Staples	France

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.5% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

ActiveBeta® Japan Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$34.91
Net Asset Value (NAV)[1]	$34.65

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021-February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Equity Index[3]	MSCI Japan Index[4]
Shares	-7.57%	-6.52%	-7.63%	-7.37%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

Toyota Motor Corp.	4.4%	Consumer Discretionary
Sony Group Corp.	2.9	Consumer Discretionary
Tokyo Electron Ltd.	1.9	Information Technology
Keyence Corp.	1.9	Information Technology
Honda Motor Co. Ltd.	1.8	Consumer Discretionary
Mitsubishi UFJ Financial Group, Inc.	1.5	Financials
KDDI Corp.	1.4	Communication Services
Mitsui & Co. Ltd.	1.3	Industrials
Nippon Telegraph & Telephone Corp.	1.3	Communication Services
Marubeni Corp.	1.3	Industrials

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.2% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$36.60
Net Asset Value (NAV)[1]	$36.63

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. (“Cboe BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

December 13, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Paris-Aligned U.S. Large Cap Equity Index[3]
Shares	-7.60%	-7.68%	-7.57%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Paris-Aligned U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The Index aims to meet the minimum requirements to be an “EU Paris-Aligned Benchmark.” An “EU Paris-Aligned Benchmark” is an index whose constituent companies are aligned with the goals of the Paris Climate Agreement, an international treaty that seeks to combat climate change and its effects. The Index is reconstituted and rebalanced quarterly. It is not possible to invest directly in an unmanaged index.

The Fund is newly incepted and does not have a substantial track record. The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

12

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.6%	Information Technology
Microsoft Corp.	5.9	Information Technology
Amazon.com, Inc.	3.4	Consumer Discretionary
Alphabet, Inc., Class A	2.1	Communication Services
Alphabet, Inc., Class C	2.0	Communication Services
Berkshire Hathaway, Inc., Class B	1.4	Financials
Meta Platforms, Inc., Class A	1.3	Communication Services
NVIDIA Corp.	1.3	Information Technology
Johnson & Johnson	1.2	Health Care
JPMorgan Chase & Co.	1.0	Financials

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Paris-Aligned U.S. Large Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$86.46
Net Asset Value (NAV)[1]	$86.44

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Large Cap Equity Index[3]	S&P 500 Index[4]
Shares	-4.38%	-4.32%	-4.34%	-2.62%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

14

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.0%	Information Technology
Microsoft Corp.	5.3	Information Technology
Amazon.com, Inc.	3.1	Consumer Discretionary
Alphabet, Inc., Class A	1.9	Communication Services
Alphabet, Inc., Class C	1.8	Communication Services
Meta Platforms, Inc., Class A	1.2	Communication Services
NVIDIA Corp.	1.2	Information Technology
Berkshire Hathaway, Inc., Class B	1.1	Financials
Johnson & Johnson	1.1	Health Care
Home Depot, Inc. (The)	1.0	Consumer Discretionary

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

FUND BASICS

ActiveBeta® U.S. Small Cap Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$61.94
Net Asset Value (NAV)[1]	$61.81

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Small Cap Equity Index[3]	Russell 2000® Index[4]
Shares	-4.22%	-3.97%	-4.15%	-9.46%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of small capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

16

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

Synaptics, Inc.	0.4%	Information Technology
Lattice Semiconductor Corp.	0.4	Information Technology
Mr Cooper Group, Inc.	0.3	Financials
BJ’s Wholesale Club Holdings, Inc.	0.3	Consumer Staples
Vonage Holdings Corp.	0.3	Information Technology
Tenet Healthcare Corp.	0.3	Health Care
Atkore, Inc.	0.3	Industrials
Ovintiv, Inc.	0.3	Energy
Boise Cascade Co.	0.3	Industrials
Corcept Therapeutics, Inc.	0.3	Health Care

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[6]

February 28, 2022

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Russell Investments. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

17

FUND BASICS

Industry Terms

Book Value: The total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Free Cash Flow: A measure of financial performance calculated as operating cash flow minus capital expenditures.

18

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Brazil – 3.5%
788,902	Ambev SA (Consumer Staples)	$2,327,641
213,592	Atacadao SA (Consumer Staples)	789,822
714,962	B3 SA – Brasil Bolsa Balcao (Financials)	2,023,438
432,801	Banco Bradesco SA (Financials)	1,433,233
681,288	BB Seguridade Participacoes SA (Financials)	3,046,931
333,139	Cia Siderurgica Nacional SA (Materials)	1,623,113
117,870	Energisa SA (Utilities)	1,008,772
134,038	Engie Brasil Energia SA (Utilities)	1,037,346
370,714	Equatorial Energia SA (Utilities)	1,840,006
150,103	Hapvida Participacoes e Investimentos SA (Health Care)(a)	353,427
167,199	Klabin SA (Materials)	752,959
157,771	Lojas Renner SA (Consumer Discretionary)	775,426
495,737	Magazine Luiza SA (Consumer Discretionary)	578,329
202,538	Natura & Co. Holding SA (Consumer Staples)*	910,137
582,908	Petroleo Brasileiro SA (Energy)	4,115,217
632,504	Raia Drogasil SA (Consumer Staples)	2,868,042
160,215	Suzano SA (Materials)	1,712,646
238,310	Telefonica Brasil SA (Communication Services)	2,320,790
199,400	TIM SA (Communication Services)	526,784
674,298	Vale SA (Materials)	12,078,386
279,720	WEG SA (Industrials)	1,596,321

		43,718,766

Chile – 0.4%
955,979	Cencosud SA (Consumer Staples)	1,768,104
278,670	Cia Cervecerias Unidas SA (Consumer Staples)	2,221,541
96,489	Empresas COPEC SA (Energy)	752,682
7,107,260	Enel Americas SA (Utilities)	836,096

		5,578,423

China – 31.9%
67,117	360 DigiTech, Inc. ADR (Financials)	1,258,444
1,344,992	3SBio, Inc. (Health Care)*(a)	1,067,222
3,195,584	Agricultural Bank of China Ltd., Class A (Financials)	1,509,166
5,013,706	Agricultural Bank of China Ltd., Class H (Financials)	1,899,301
87,527	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	502,968
23,438	Airtac International Group (Industrials)	769,144
2,006,362	Alibaba Group Holding Ltd. (Consumer Discretionary)*	26,755,944
74,286	Anhui Conch Cement Co. Ltd., Class A (Materials)	474,441

Common Stocks – (continued)
China – (continued)
165,211	Anhui Conch Cement Co. Ltd., Class H (Materials)	885,924
200,676	ANTA Sports Products Ltd. (Consumer Discretionary)	3,053,659
18,812	Autohome, Inc. ADR (Communication Services)*	575,459
1,116,462	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	688,278
26,238	Baidu, Inc. ADR (Communication Services)*	3,999,721
2,143,341	Bank of Beijing Co. Ltd., Class A (Financials)	1,531,928
437,800	Bank of Changsha Co. Ltd., Class A (Financials)	550,893
3,437,975	Bank of China Ltd., Class A (Financials)	1,689,021
10,628,403	Bank of China Ltd., Class H (Financials)	4,135,089
2,273,886	Bank of Communications Co. Ltd., Class A (Financials)	1,722,532
2,804,619	Bank of Communications Co. Ltd., Class H (Financials)	1,923,897
1,550,188	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,633,716
715,695	Bank of Nanjing Co. Ltd., Class A (Financials)	1,107,002
1,173,293	Bank of Shanghai Co. Ltd., Class A (Financials)	1,299,733
1,678,437	BBMG Corp., Class A (Materials)	766,070
630,012	Beijing Enterprises Holdings Ltd. (Utilities)	2,148,767
1,433,115	Beijing Enterprises Water Group Ltd. (Utilities)	564,904
475,268	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	503,136
37,546	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	1,498,270
38,206	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A (Information Technology)	971,740
770,822	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	630,339
83,344	BGI Genomics Co. Ltd., Class A (Health Care)	1,128,644
2,389,760	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,357,940
25,827	BYD Co. Ltd., Class A (Consumer Discretionary)	1,021,620
66,396	BYD Co. Ltd., Class H (Consumer Discretionary)	2,017,279
196,276	By-health Co. Ltd., Class A (Consumer Staples)	770,484
149,346	C&S Paper Co. Ltd., Class A (Consumer Staples)	346,975

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,226,600	CGN Power Co. Ltd., Class H (Utilities)(a)	$1,195,437
14,451	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	416,926
473,288	Changjiang Securities Co. Ltd., Class A (Financials)	517,542
62,300	Chengxin Lithium Group Co. Ltd., Class A (Materials)*	579,262
2,938,027	China Bohai Bank Co. Ltd., Class H (Financials)(a)	488,813
4,426,624	China Cinda Asset Management Co. Ltd., Class H (Financials)	798,794
3,174,819	China CITIC Bank Corp. Ltd., Class H (Financials)	1,491,174
1,361,208	China Communications Services Corp. Ltd., Class H (Industrials)	747,352
251,838	China Conch Venture Holdings Ltd. (Industrials)	1,211,860
1,369,830	China Construction Bank Corp., Class A (Financials)	1,309,045
13,148,183	China Construction Bank Corp., Class H (Financials)	9,860,675
958,583	China Everbright Bank Co. Ltd., Class A (Financials)	507,396
2,912,061	China Everbright Bank Co. Ltd., Class H (Financials)	1,080,791
1,384,512	China Feihe Ltd. (Consumer Staples)(a)	1,651,414
343,260	China Galaxy Securities Co. Ltd., Class A (Financials)	549,978
1,243,605	China Galaxy Securities Co. Ltd., Class H (Financials)	711,432
556,376	China Hongqiao Group Ltd. (Materials)	773,288
1,547,575	China Jinmao Holdings Group Ltd. (Real Estate)	514,954
730,084	China Life Insurance Co. Ltd., Class H (Financials)	1,210,936
516,880	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	1,058,408
1,382,734	China Medical System Holdings Ltd. (Health Care)	2,452,704
629,840	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	4,090,812
235,460	China Merchants Bank Co. Ltd., Class A (Financials)	1,858,306
609,745	China Merchants Bank Co. Ltd., Class H (Financials)	5,134,728
344,887	China Merchants Port Holdings Co. Ltd. (Industrials)	648,840
204,100	China Merchants Securities Co. Ltd., Class A (Financials)	512,352
318,721	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	684,417

Common Stocks – (continued)
China – (continued)
2,021,455	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,252,597
3,430,586	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,334,705
1,048,659	China National Building Material Co. Ltd., Class H (Materials)	1,344,762
570,900	China National Chemical Engineering Co. Ltd., Class A (Industrials)	941,849
701,800	China National Nuclear Power Co. Ltd., Class A (Utilities)	823,030
67,900	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	529,534
238,148	China Overseas Land & Investment Ltd. (Real Estate)	726,907
2,048,023	China Petroleum & Chemical Corp., Class A (Energy)	1,405,379
3,389,913	China Petroleum & Chemical Corp., Class H (Energy)	1,674,631
2,297,075	China Power International Development Ltd. (Utilities)	1,296,454
677,009	China Railway Group Ltd., Class A (Industrials)	666,280
1,070,497	China Railway Group Ltd., Class H (Industrials)	628,842
678,800	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	521,740
198,276	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,569,470
551,257	China Resources Cement Holdings Ltd. (Materials)	471,274
94,098	China Resources Gas Group Ltd. (Utilities)	431,731
151,872	China Resources Land Ltd. (Real Estate)	738,592
439,302	China Resources Power Holdings Co. Ltd. (Utilities)	976,014
196,991	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	1,117,947
186,062	China Shenhua Energy Co. Ltd., Class A (Energy)	744,248
862,256	China Shenhua Energy Co. Ltd., Class H (Energy)	2,372,564
1,114,900	China State Construction Engineering Corp. Ltd., Class A (Industrials)	899,341
777,600	China Suntien Green Energy Corp. Ltd., Class H (Energy)	515,501
62,906	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	2,018,774
13,361,633	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,556,124

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,766,600	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)	$1,006,101
1,502,900	China United Network Communications Ltd., Class A (Communication Services)	909,838
139,074	China Vanke Co. Ltd., Class A (Real Estate)	423,173
167,983	China Vanke Co. Ltd., Class H (Real Estate)	398,153
391,718	China Yangtze Power Co. Ltd., Class A (Utilities)	1,438,989
2,320,990	China Zheshang Bank Co. Ltd., Class A (Financials)	1,261,647
72,327	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,533,653
865,190	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	536,116
54,853	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	1,123,835
1,254,995	CITIC Ltd. (Industrials)	1,463,200
163,622	CITIC Securities Co. Ltd., Class A (Financials)	604,961
246,367	CITIC Securities Co. Ltd., Class H (Financials)	597,181
11,704	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	989,294
304,675	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	845,944
562,169	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	1,129,561
448,229	Country Garden Holdings Co. Ltd. (Real Estate)	347,629
565,100	CRRC Corp. Ltd., Class A (Industrials)	518,531
1,141,900	CRRC Corp. Ltd., Class H (Industrials)	507,108
2,559,553	CSPC Pharmaceutical Group Ltd. (Health Care)	3,030,045
282,520	Daan Gene Co. Ltd., Class A (Health Care)	831,442
1,522,731	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	800,955
480,500	Daqin Railway Co. Ltd., Class A (Industrials)	518,574
11,699	Daqo New Energy Corp. ADR (Information Technology)*	561,084
508,690	DHC Software Co. Ltd., Class A (Information Technology)	663,474
66,600	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	474,433
131,609	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	791,323
1,001,516	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	860,050
334,400	Dongyue Group Ltd. (Materials)	481,890

Common Stocks – (continued)
China – (continued)
72,898	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	1,565,054
143,477	ENN Energy Holdings Ltd. (Utilities)	2,082,278
528,237	Far East Horizon Ltd. (Financials)	450,242
586,300	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	863,190
190,300	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	518,726
647,046	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	784,454
372,502	Fosun International Ltd. (Industrials)	403,790
295,952	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	523,896
72,996	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	509,005
30,338	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	510,571
13,092	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	725,683
1,351,300	GD Power Development Co. Ltd., Class A (Utilities)	603,909
115,700	Genscript Biotech Corp. (Health Care)*	456,806
140,534	GF Securities Co. Ltd., Class A (Financials)	414,475
267,834	Giant Network Group Co. Ltd., Class A (Communication Services)	405,359
134,139	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	776,135
456,337	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	949,619
88,100	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	513,381
822,692	Greenland Holdings Corp. Ltd., Class A (Real Estate)	563,238
396,295	Guangdong Investment Ltd. (Utilities)	532,539
35,963	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	604,133
265,488	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,253,389
323,524	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	510,665
89,138	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,189,448

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
853,052	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	$362,457
59,150	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	995,426
293,770	Guosen Securities Co. Ltd., Class A (Financials)	481,857
211,851	Guotai Junan Securities Co. Ltd., Class A (Financials)	560,348
448,786	Guoyuan Securities Co. Ltd., Class A (Financials)	503,551
662,451	Haidilao International Holding Ltd. (Consumer Discretionary)(a)(b)	1,519,270
506,048	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,764,824
157,516	Haitian International Holdings Ltd. (Industrials)	420,314
320,085	Haitong Securities Co. Ltd., Class A (Financials)	570,167
605,330	Haitong Securities Co. Ltd., Class H (Financials)	520,601
50,110	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	942,163
86,669	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	456,970
53,700	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	485,002
151,975	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	325,201
242,492	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	564,918
102,183	Hello Group, Inc. ADR (Communication Services)	973,804
88,042	Hengan International Group Co. Ltd. (Consumer Staples)	467,044
1,434,086	Hesteel Co. Ltd., Class A (Materials)	584,089
57,597	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	985,356
27,200	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	644,437
1,046,686	Huadian Power International Corp. Ltd., Class A (Utilities)	713,273
132,902	Huadong Medicine Co. Ltd., Class A (Health Care)	798,044
223,054	Huatai Securities Co. Ltd., Class A (Financials)	559,933
388,600	Huatai Securities Co. Ltd., Class H (Financials)(a)	635,590
361,412	Huaxi Securities Co. Ltd., Class A (Financials)	509,184
1,563,833	Huaxia Bank Co. Ltd., Class A (Financials)	1,395,306

Common Stocks – (continued)
China – (continued)
202,128	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	812,356
107,600	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	699,144
2,148,680	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,586,822
7,307,426	Industrial & Commercial Bank of China Ltd., Class H (Financials)	4,367,416
488,865	Industrial Bank Co. Ltd., Class A (Financials)	1,709,865
118,743	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	743,696
487,500	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)*	694,552
108,296	Intco Medical Technology Co. Ltd., Class A (Health Care)	879,240
112,220	Jafron Biomedical Co. Ltd., Class A (Health Care)	813,639
186,786	JD.com, Inc., Class A (Consumer Discretionary)*	6,674,258
228,941	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	690,814
482,904	Jiangsu Expressway Co. Ltd., Class H (Industrials)	516,667
292,325	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	1,856,797
29,149	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	789,425
368,015	Jiumaojiu International Holdings Ltd. (Consumer Discretionary)(a)	821,401
255,856	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	497,520
377,120	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	796,076
18,230	JOYY, Inc. ADR (Communication Services)	843,867
427,103	Kingboard Holdings Ltd. (Information Technology)	1,992,386
109,376	Kingdee International Software Group Co. Ltd. (Information Technology)*	268,481
99,608	Kuaishou Technology (Communication Services)*(a)	1,141,571
2,107,446	Kunlun Energy Co. Ltd. (Utilities)	2,060,597
11,192	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	3,175,619
2,593,629	Lenovo Group Ltd. (Information Technology)	2,884,502
504,179	Li Ning Co. Ltd. (Consumer Discretionary)	5,010,366
305,572	Longfor Group Holdings Ltd. (Real Estate)(a)	1,634,681

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
18,011	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	$618,254
427,439	Meituan, Class B (Consumer Discretionary)*(a)	9,419,993
1,281,505	Metallurgical Corp. of China Ltd., Class A (Industrials)	826,581
95,900	Mianyang Fulin Precision Co. Ltd., Class A (Consumer Discretionary)*	404,117
138,500	NetEase, Inc. (Communication Services)	2,703,105
88,300	New China Life Insurance Co. Ltd., Class A (Financials)	533,158
192,067	New China Life Insurance Co. Ltd., Class H (Financials)	549,381
316,236	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	1,981,104
111,400	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	398,816
414,768	Northeast Securities Co. Ltd., Class A (Financials)	542,288
824,062	Offshore Oil Engineering Co. Ltd., Class A (Energy)	641,227
594,804	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	436,441
1,611,655	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	517,713
3,059,693	PetroChina Co. Ltd., Class A (Energy)	2,797,849
5,157,429	PetroChina Co. Ltd., Class H (Energy)	2,752,407
2,064,043	PICC Property & Casualty Co. Ltd., Class H (Financials)	2,179,295
44,201	Pinduoduo, Inc. ADR (Consumer Discretionary)*	2,292,264
138,991	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	1,118,096
825,467	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	6,380,870
1,573,020	Postal Savings Bank of China Co. Ltd., Class A (Financials)	1,391,038
1,963,526	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,610,786
938,743	Power Construction Corp. of China Ltd., Class A (Industrials)	1,138,096
20,558	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	605,826
902,234	Qingdao Rural Commercial Bank Corp., Class A (Financials)	523,324
572,714	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	356,698
228,915	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	656,997
398,494	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	762,254

Common Stocks – (continued)
China – (continued)
37,667	Sangfor Technologies, Inc., Class A (Information Technology)	868,550
121,156	Satellite Chemical Co. Ltd., Class A (Materials)	865,565
407,528	SDIC Capital Co. Ltd., Class A (Financials)	477,925
225,879	SDIC Power Holdings Co. Ltd., Class A (Utilities)	358,686
868,900	Sealand Securities Co. Ltd., Class A (Financials)	538,415
10,400	SG Micro Corp., Class A (Information Technology)	573,566
229,802	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	757,509
200,244	Shandong Gold Mining Co. Ltd., Class A (Materials)	658,806
42,703	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	305,350
763,627	Shanghai International Port Group Co. Ltd., Class A (Industrials)	688,595
205,270	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	459,336
165,494	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	489,925
744,820	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	1,342,138
1,140,990	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,517,101
494,719	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	523,728
530,824	Shanxi Securities Co. Ltd., Class A (Financials)	496,333
919,648	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,065,393
31,313	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,450,174
778,260	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	564,886
359,771	Shenzhen International Holdings Ltd. (Industrials)	370,191
17,102	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	886,567
1,439,235	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	1,573,807
49,463	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	831,167
236,745	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	904,208
465,100	Shimao Group Holdings Ltd. (Real Estate)(b)	277,975

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
194,827	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	$371,437
230,500	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	634,514
325,000	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	641,759
86,666	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,367,977
17,819	Silergy Corp. (Information Technology)	2,313,578
279,523	Sinopharm Group Co. Ltd., Class H (Health Care)	675,403
881,568	Sinotrans Ltd., Class A (Industrials)	599,354
243,098	Sinotruk Hong Kong Ltd. (Industrials)	362,141
202,461	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	746,238
687,214	Southwest Securities Co. Ltd., Class A (Financials)	511,871
2,081,991	Sun Art Retail Group Ltd. (Consumer Staples)	748,736
240,944	Sunac China Holdings Ltd. (Real Estate)	197,351
56,675	Sungrow Power Supply Co. Ltd., Class A (Industrials)	1,087,693
1,006,852	Suning.com Co. Ltd., Class A (Consumer Discretionary)*	572,837
39,679	Sunny Optical Technology Group Co. Ltd. (Information Technology)	948,087
12,151	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	1,053,536
187,100	TBEA Co. Ltd., Class A (Industrials)	598,364
808,913	Tencent Holdings Ltd. (Communication Services)	43,604,714
151,109	Tencent Music Entertainment Group ADR (Communication Services)*	814,478
798,592	Tianfeng Securities Co. Ltd., Class A (Financials)	445,490
1,239,467	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,741,082
180,100	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	590,248
1,346,809	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,394,433
12,545	Trip.com Group Ltd. ADR (Consumer Discretionary)*	323,912
1,473,742	Uni-President China Holdings Ltd. (Consumer Staples)	1,527,741
204,152	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	1,769,998
2,005,545	Want Want China Holdings Ltd. (Consumer Staples)	2,132,930
255,209	Weichai Power Co. Ltd., Class H (Industrials)	431,135

Common Stocks – (continued)
China – (continued)
266,065	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	821,808
429,300	Western Securities Co. Ltd., Class A (Financials)	517,065
55,700	Westone Information Industry, Inc., Class A (Information Technology)	402,964
236,739	Wharf Holdings Ltd. (The) (Real Estate)	854,402
433,003	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,429,390
31,838	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	958,672
124,280	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	1,021,922
453,659	Xiamen C & D, Inc., Class A (Industrials)	717,515
13,400	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	452,075
1,083,836	Xiaomi Corp., Class B (Information Technology)*(a)	2,033,484
308,674	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	455,879
248,277	Yihai International Holding Ltd. (Consumer Staples)*	1,035,851
650,486	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	376,272
25,600	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	600,403
498,758	Youngor Group Co. Ltd., Class A (Real Estate)	535,118
28,000	Youngy Co. Ltd., Class A (Materials)*	590,174
830,281	Yuexiu Property Co. Ltd. (Real Estate)	830,950
84,015	Yum China Holdings, Inc. (Consumer Discretionary)	4,370,460
16,100	Yunnan Energy New Material Co. Ltd., Class A (Materials)	663,391
9,920	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	568,018
673,370	Zhejiang Expressway Co. Ltd., Class H (Industrials)	606,694
48,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	496,513
376,386	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	421,719
74,582	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	597,720
320,480	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	1,175,771

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
54,738	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)	$394,530
70,100	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)*	413,268
233,461	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	1,625,386
13,146	ZTO Express Cayman, Inc. ADR (Industrials)	387,018

		403,979,975

Colombia – 0.1%
1,072,500	Ecopetrol SA (Energy)	897,324

Czech Republic – 0.2%
39,498	CEZ AS (Utilities)	1,505,258
22,065	Komercni Banka AS (Financials)	869,429

		2,374,687

Egypt – 0.4%
880,972	Commercial International Bank Egypt SAE (Financials)*	2,681,048
3,012,200	Eastern Co. SAE (Consumer Staples)	2,080,355

		4,761,403

Greece – 0.4%
665,400	Eurobank Ergasias Services and Holdings SA (Financials)*	729,590
204,292	Hellenic Telecommunications Organization SA (Communication Services)	4,084,403
40,000	OPAP SA (Consumer Discretionary)	581,818

		5,395,811

Hong Kong – 0.2%
23,466	Jinmao Property Services Co. Ltd. (Real Estate)*	5,964
284,146	Kingboard Laminates Holdings Ltd. (Information Technology)	471,292
2,753,372	Sino Biopharmaceutical Ltd. (Health Care)	1,754,840

		2,232,096

Hungary – 0.2%
111,031	MOL Hungarian Oil & Gas PLC (Energy)	871,874
18,784	OTP Bank Nyrt (Financials)*	726,120
18,181	Richter Gedeon Nyrt (Health Care)	383,927

		1,981,921

India – 11.6%
22,900	ACC Ltd. (Materials)	634,945
23,400	Adani Enterprises Ltd. (Industrials)	510,702
20,100	Adani Green Energy Ltd. (Utilities)*	491,753
23,900	Adani Total Gas Ltd. (Utilities)	503,867
20,400	Adani Transmission Ltd. (Utilities)*	577,879
79,334	Asian Paints Ltd. (Materials)	3,342,615

Common Stocks – (continued)
India – (continued)
186,016	Aurobindo Pharma Ltd. (Health Care)	1,543,601
29,633	Avenue Supermarts Ltd. (Consumer Staples)*(a)	1,706,992
56,028	Axis Bank Ltd. (Financials)*	552,045
10,361	Bajaj Finance Ltd. (Financials)	962,883
2,300	Bajaj Finserv Ltd. (Financials)	488,787
167,766	Berger Paints India Ltd. (Materials)	1,537,331
123,600	Bharti Airtel Ltd. (Communication Services)*	1,126,134
174,880	Biocon Ltd. (Health Care)*	809,674
57,396	Britannia Industries Ltd. (Consumer Staples)	2,610,862
192,884	Cipla Ltd. (Health Care)	2,368,059
131,892	Colgate-Palmolive India Ltd. (Consumer Staples)	2,538,852
225,989	Dabur India Ltd. (Consumer Staples)	1,689,650
51,078	Divi’s Laboratories Ltd. (Health Care)	2,891,240
44,098	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,378,152
37,766	Grasim Industries Ltd. (Materials)	801,207
140,924	Havells India Ltd. (Industrials)	2,217,639
317,490	HCL Technologies Ltd. (Information Technology)	4,748,603
48,183	HDFC Asset Management Co. Ltd. (Financials)(a)	1,334,077
119,021	HDFC Life Insurance Co. Ltd. (Financials)(a)	826,461
193,021	Hindalco Industries Ltd. (Materials)	1,469,801
96,833	Hindustan Unilever Ltd. (Consumer Staples)	2,791,479
193,942	Housing Development Finance Corp. Ltd. (Financials)	6,086,146
412,959	ICICI Bank Ltd. (Financials)	4,070,535
50,991	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	855,270
1,584,051	Indian Oil Corp. Ltd. (Energy)	2,417,676
605,399	Infosys Ltd. (Information Technology)	13,784,432
523,699	ITC Ltd. (Consumer Staples)	1,500,255
60,848	JSW Steel Ltd. (Materials)	506,707
47,674	Jubilant Foodworks Ltd. (Consumer Discretionary)	1,841,537
49,543	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	3,846,400
64,546	Larsen & Toubro Ltd. (Industrials)	1,556,308
140,929	Lupin Ltd. (Health Care)	1,395,028
126,672	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,329,554
433,518	Marico Ltd. (Consumer Staples)	2,961,369
33,900	Mindtree Ltd. (Information Technology)	1,746,212
27,200	Mphasis Ltd. (Information Technology)	1,122,222
66,096	Muthoot Finance Ltd. (Financials)	1,191,917

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
12,702	Nestle India Ltd. (Consumer Staples)	$2,973,589
542,400	NTPC Ltd. (Utilities)	961,019
6,197	Page Industries Ltd. (Consumer Discretionary)	3,475,386
10,199	PI Industries Ltd. (Materials)	334,115
87,620	Pidilite Industries Ltd. (Materials)	2,794,339
825,450	Power Grid Corp. of India Ltd. (Utilities)	2,291,289
273,733	Reliance Industries Ltd. (Energy)	8,572,105
105,693	SBI Life Insurance Co. Ltd. (Financials)(a)	1,487,115
51,398	Siemens Ltd. (Industrials)	1,601,304
16,700	SRF Ltd. (Materials)	528,312
81,000	State Bank of India (Financials)	519,449
46,800	Sun Pharmaceutical Industries Ltd. (Health Care)	524,165
195,010	Tata Consultancy Services Ltd. (Information Technology)	9,198,773
180,730	Tata Consumer Products Ltd. (Consumer Staples)	1,723,648
533,006	Tata Motors Ltd. (Consumer Discretionary)*	3,211,936
177,700	Tata Power Co. Ltd. (The) (Utilities)	526,042
157,495	Tata Steel Ltd. (Materials)	2,551,671
300,897	Tech Mahindra Ltd. (Information Technology)	5,630,774
16,700	Titan Co. Ltd. (Consumer Discretionary)	564,417
38,897	Torrent Pharmaceuticals Ltd. (Health Care)	1,419,594
23,620	UltraTech Cement Ltd. (Materials)	2,058,911
276,768	Vedanta Ltd. (Materials)	1,396,926
436,376	Wipro Ltd. (Information Technology)	3,218,923

		147,230,660

Indonesia – 1.3%
7,030,501	Aneka Tambang Tbk (Materials)	1,086,358
4,552,401	Astra International Tbk PT (Consumer Discretionary)	1,837,818
4,523,722	Bank Central Asia Tbk PT (Financials)	2,534,695
243,702	Gudang Garam Tbk PT (Consumer Staples)	532,626
2,922,010	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,728,759
3,466,195	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,495,817
13,471,806	Kalbe Farma Tbk PT (Health Care)	1,542,502
2,891,771	Merdeka Copper Gold Tbk PT (Materials)*	778,949
11,971,695	Telkom Indonesia Persero Tbk PT (Communication Services)	3,616,423

Common Stocks – (continued)
Indonesia – (continued)
4,633,317	Unilever Indonesia Tbk PT (Consumer Staples)	$1,186,790

		16,340,737

Kuwait – 0.6%
293,900	Boubyan Bank KSCP (Financials)*	798,810
1,012,527	Kuwait Finance House KSCP (Financials)	3,156,623
940,670	National Bank of Kuwait SAKP (Financials)	3,277,434

		7,232,867

Luxembourg – 0.1%
47,725	Reinet Investments SCA (Financials)	978,992

Mexico – 2.4%
949,500	Alfa SAB de CV, Class A (Industrials)	712,851
6,769,557	America Movil SAB de CV, Series L (Communication Services)	6,132,607
301,054	Becle SAB de CV (Consumer Staples)	756,742
3,450,354	Cemex SAB de CV, Series CPO (Materials)*	1,776,470
388,271	Fomento Economico Mexicano SAB de CV (Consumer Staples)	3,136,002
210,289	Gruma SAB de CV, Class B (Consumer Staples)	2,858,778
1,320,432	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	4,075,842
375,809	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,548,126
565,810	Grupo Mexico SAB de CV, Series B (Materials)	2,909,564
1,318,138	Wal-Mart de Mexico SAB de CV (Consumer Staples)	5,025,472

		29,932,454

Philippines – 0.4%
377,700	Bank of the Philippine Islands (Financials)	736,688
32,669	Globe Telecom, Inc. (Communication Services)	1,636,317
177,700	International Container Terminal Services, Inc. (Industrials)	729,932
173,700	Manila Electric Co. (Utilities)	1,246,764
27,220	PLDT, Inc. (Communication Services)	955,116

		5,304,817

Poland – 0.9%
27,700	Bank Polska Kasa Opieki SA (Financials)	765,417
17,232	CD Projekt SA (Communication Services)(b)	693,646
45,627	Dino Polska SA (Consumer Staples)*(a)	3,219,575

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
25,727	KGHM Polska Miedz SA (Materials)	$1,017,765
601	LPP SA (Consumer Discretionary)	1,243,374
833,249	PGE Polska Grupa Energetyczna SA (Utilities)*	1,624,870
402,279	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	535,410
119,836	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	1,155,249
216,649	Powszechny Zaklad Ubezpieczen SA (Financials)	1,633,348

		11,888,654

Qatar – 1.1%
603,200	Commercial Bank PSQC (The) (Financials)	1,143,115
108,100	Industries Qatar QSC (Industrials)	543,321
1,311,371	Masraf Al Rayan QSC (Financials)	1,800,839
771,294	Ooredoo QPSC (Communication Services)	1,625,840
639,440	Qatar International Islamic Bank QSC (Financials)	1,800,126
382,910	Qatar Islamic Bank (Financials)	2,217,954
815,399	Qatar National Bank QPSC (Financials)	4,882,092

		14,013,287

Romania – 0.1%
137,065	NEPI Rockcastle PLC (Real Estate)	867,494

Russia – 1.1%
1,256,908	Gazprom PJSC (Energy)(c)	1,866,951
35,708,229	Inter RAO UES PJSC (Utilities)(c)	550,456
62,206	LUKOIL PJSC (Energy)(c)	1,982,921
11,906	MMC Norilsk Nickel PJSC (Materials)(c)	1,287,968
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)(c)	505,340
5,200	Novatek PJSC GDR (Energy)	199,472
839,494	Novolipetsk Steel PJSC (Materials)(c)	896,092
128,261	PhosAgro PJSC GDR (Materials)	781,109
73,809	Polymetal International PLC (Materials)(c)	416,712
11,287	Polyus PJSC (Materials)(c)	771,276
90,086	Rosneft Oil Co. PJSC (Energy)(c)	188,592
1,661,273	Sberbank of Russia PJSC (Financials)(c)	671,113
152,107	Severstal PAO (Materials)(c)	1,325,792
3,362,523	Surgutneftegas PJSC (Energy)(c)	339,170
277,377	Tatneft PJSC (Energy)(c)	792,595
29,482	TCS Group Holding PLC GDR (Financials)(c)	593,788
799,132,583	VTB Bank PJSC (Financials)(c)	103,494

Common Stocks – (continued)
Russia – (continued)
69,395	X5 Retail Group NV GDR (Consumer Staples)(c)	541,380
41,484	Yandex NV, Class A (Communication Services)*(c)	415,315

		14,229,536

Saudi Arabia – 3.6%
69,307	Abdullah Al Othaim Markets Co. (Consumer Staples)	2,057,947
46,824	Advanced Petrochemical Co. (Materials)	936,056
186,769	Al Rajhi Bank (Financials)	7,985,113
85,000	Alinma Bank (Financials)	804,302
47,600	Banque Saudi Fransi (Financials)	673,711
37,265	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,609,119
220,458	Etihad Etisalat Co. (Communication Services)	2,050,799
90,200	Riyad Bank (Financials)	853,506
34,200	SABIC Agri-Nutrients Co. (Materials)	1,451,246
261,269	Sahara International Petrochemical Co. (Materials)	3,245,232
25,300	Saudi Arabian Mining Co. (Materials)*	720,217
406,888	Saudi Arabian Oil Co. (Energy)(a)	4,506,276
114,351	Saudi Basic Industries Corp. (Materials)	3,797,781
65,400	Saudi British Bank (The) (Financials)	674,622
285,062	Saudi Electricity Co. (Utilities)	2,097,106
66,259	Saudi Industrial Investment Group (Materials)	622,552
443,217	Saudi Kayan Petrochemical Co. (Materials)*	2,402,920
304,895	Saudi National Bank (The) (Financials)	5,542,511
95,950	Saudi Telecom Co. (Communication Services)	2,915,558
123,347	Savola Group (The) (Consumer Staples)	1,114,552

		46,061,126

South Africa – 4.2%
174,762	Absa Group Ltd. (Financials)	1,997,732
59,108	African Rainbow Minerals Ltd. (Materials)	1,046,712
169,268	Aspen Pharmacare Holdings Ltd. (Health Care)	2,201,771
99,453	Bid Corp. Ltd. (Consumer Staples)	2,010,621
50,527	Bidvest Group Ltd. (The) (Industrials)	688,070
8,426	Capitec Bank Holdings Ltd. (Financials)	1,131,110
103,549	Clicks Group Ltd. (Consumer Staples)(b)	2,003,299
636,180	FirstRand Ltd. (Financials)	2,722,163
198,733	Gold Fields Ltd. (Materials)	2,762,906
219,457	Impala Platinum Holdings Ltd. (Materials)	4,174,263

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
61,285	Kumba Iron Ore Ltd. (Materials)	$2,397,303
158,304	Mr Price Group Ltd. (Consumer Discretionary)	2,147,464
311,605	MTN Group Ltd. (Communication Services)*	3,863,680
383,057	MultiChoice Group (Communication Services)	3,123,950
5,464	Naspers Ltd., Class N (Consumer Discretionary)	681,903
160,614	Nedbank Group Ltd. (Financials)	2,272,035
711,600	Old Mutual Ltd. (Financials)	580,240
308,774	Rand Merchant Investment Holdings Ltd. (Financials)	966,736
108,320	Remgro Ltd. (Financials)	979,489
301,193	Sanlam Ltd. (Financials)	1,260,323
48,100	Sasol Ltd. (Materials)*	1,091,304
252,375	Shoprite Holdings Ltd. (Consumer Staples)	3,740,099
592,387	Sibanye Stillwater Ltd. (Materials)	2,736,040
161,848	SPAR Group Ltd. (The) (Consumer Staples)	1,718,558
222,833	Standard Bank Group Ltd. (Financials)	2,345,352
117,957	Tiger Brands Ltd. (Consumer Staples)(b)	1,246,859
176,380	Vodacom Group Ltd. (Communication Services)	1,689,436

		53,579,418

South Korea – 12.6%
17,407	Amorepacific Corp. (Consumer Staples)	2,663,857
45,248	AMOREPACIFIC Group (Consumer Staples)	1,836,489
11,456	BGF retail Co. Ltd. (Consumer Staples)	1,614,997
4,775	Celltrion, Inc. (Health Care)	633,437
108,146	Cheil Worldwide, Inc. (Communication Services)	2,023,774
5,870	CJ CheilJedang Corp. (Consumer Staples)	1,847,877
7,386	CJ Corp. (Industrials)	516,624
13,946	CJ ENM Co. Ltd. (Communication Services)	1,507,864
9,635	CJ Logistics Corp. (Industrials)*	993,671
33,722	Coway Co. Ltd. (Consumer Discretionary)	2,022,170
10,500	DB Insurance Co. Ltd. (Financials)	539,693
19,600	Doosan Bobcat, Inc. (Industrials)	621,899
33,900	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	586,451
2,800	Ecopro BM Co. Ltd. (Industrials)	873,756
17,583	E-MART, Inc. (Consumer Staples)	1,901,102
18,367	GS Engineering & Construction Corp. (Industrials)	654,573
50,797	GS Holdings Corp. (Energy)	1,689,924
61,087	Hana Financial Group, Inc. (Financials)	2,474,269

Common Stocks – (continued)
South Korea – (continued)
43,028	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,259,688
37,970	Hanwha Solutions Corp. (Materials)*	1,068,977
19,291	HMM Co. Ltd. (Industrials)*	462,881
30,068	Hotel Shilla Co. Ltd. (Consumer Discretionary)(b)	2,013,119
21,683	Hyundai Engineering & Construction Co. Ltd. (Industrials)	780,866
7,753	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,444,398
10,015	Hyundai Motor Co. (Consumer Discretionary)	1,457,666
23,295	Hyundai Steel Co. (Materials)	769,170
185,138	Industrial Bank of Korea (Financials)	1,655,286
21,976	Kakao Corp. (Communication Services)	1,719,916
13,300	KakaoBank Corp. (Financials)*	530,960
43,585	Kangwon Land, Inc. (Consumer Discretionary)*	960,621
59,166	KB Financial Group, Inc. (Financials)	2,937,755
58,245	Kia Corp. (Consumer Discretionary)	3,575,066
51,219	Korea Electric Power Corp. (Utilities)(b)	988,299
6,831	Korea Investment Holdings Co. Ltd. (Financials)*	449,965
6,731	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	493,762
2,389	Korea Zinc Co. Ltd. (Materials)	1,092,818
27,724	Korean Air Lines Co. Ltd. (Industrials)*	675,605
22,792	KT&G Corp. (Consumer Staples)	1,512,706
7,040	Kumho Petrochemical Co. Ltd. (Materials)*	939,760
3,300	L&F Co. Ltd. (Information Technology)	535,202
4,234	LG Chem Ltd. (Materials)	1,989,612
30,800	LG Display Co. Ltd. (Information Technology)	479,029
35,850	LG Electronics, Inc. (Consumer Discretionary)	3,682,351
3,330	LG Household & Health Care Ltd. (Consumer Staples)	2,631,097
2,000	LG Innotek Co. Ltd. (Information Technology)	543,935
201,065	LG Uplus Corp. (Communication Services)(b)	2,199,031
2,872	Lotte Chemical Corp. (Materials)	525,504
18,468	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,310,201
16,700	Meritz Financial Group, Inc. (Financials)	511,827
18,500	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	632,387
441,851	Meritz Securities Co. Ltd. (Financials)	2,153,488
9,469	NAVER Corp. (Communication Services)	2,504,381

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
4,436	NCSoft Corp. (Communication Services)	$1,636,267
100,922	NH Investment & Securities Co. Ltd. (Financials)	969,476
22,146	Orion Corp. (Consumer Staples)	1,685,332
21,623	Pearl Abyss Corp. (Communication Services)*	1,710,273
12,349	POSCO (Materials)	2,927,155
28,675	S-1 Corp. (Industrials)	1,664,669
1,223	Samsung Biologics Co. Ltd. (Health Care)*(a)	792,379
15,977	Samsung C&T Corp. (Industrials)	1,461,696
15,209	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,099,800
722,505	Samsung Electronics Co. Ltd. (Information Technology)	43,325,663
28,300	Samsung Engineering Co. Ltd. (Industrials)*	546,064
11,617	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,840,594
141,000	Samsung Heavy Industries Co. Ltd. (Industrials)*	682,513
5,029	Samsung SDI Co. Ltd. (Information Technology)	2,292,088
12,697	Samsung SDS Co. Ltd. (Information Technology)	1,478,421
50,844	Samsung Securities Co. Ltd. (Financials)	1,788,748
24,100	SD Biosensor, Inc. (Health Care)	1,094,407
51,963	Seegene, Inc. (Health Care)(b)	2,217,076
73,628	Shinhan Financial Group Co. Ltd. (Financials)	2,391,295
86,340	SK Hynix, Inc. (Information Technology)	8,868,458
28,256	SK Square Co. Ltd. (Information Technology)*	1,311,336
43,711	SK Telecom Co. Ltd. (Communication Services)(b)	1,984,963
157,789	Woori Financial Group, Inc. (Financials)	1,876,644
25,517	Yuhan Corp. (Health Care)	1,233,033

		159,368,106

Taiwan – 16.5%
179,626	Accton Technology Corp. (Information Technology)	1,614,616
1,612,095	Acer, Inc. (Information Technology)	1,656,085
193,160	Advantech Co. Ltd. (Information Technology)	2,525,170
532,864	ASE Technology Holding Co. Ltd. (Information Technology)	1,887,405
771,571	Asia Cement Corp. (Materials)	1,241,229
234,009	Asustek Computer, Inc. (Information Technology)	3,100,922
888,900	AU Optronics Corp. (Information Technology)	651,575

Common Stocks – (continued)
Taiwan – (continued)
223,805	Catcher Technology Co. Ltd. (Information Technology)	$1,141,577
1,570,192	Cathay Financial Holding Co. Ltd. (Financials)	3,489,316
373,902	Chailease Holding Co. Ltd. (Financials)	3,347,580
405,117	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	514,434
5,611,643	China Development Financial Holding Corp. (Financials)	3,793,138
2,489,669	China Steel Corp. (Materials)	3,197,007
465,371	Chunghwa Telecom Co. Ltd. (Communication Services)	2,066,656
1,636,722	Compal Electronics, Inc. (Information Technology)	1,482,887
3,116,081	CTBC Financial Holding Co. Ltd. (Financials)	3,017,714
375,876	Delta Electronics, Inc. (Information Technology)	3,304,920
14,200	eMemory Technology, Inc. (Information Technology)	934,510
947,535	E.Sun Financial Holding Co. Ltd. (Financials)	995,360
1,018,980	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	5,215,753
651,600	Far Eastern New Century Corp. (Industrials)	686,812
287,741	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	2,124,572
1,139,800	First Financial Holding Co. Ltd. (Financials)	1,044,867
395,600	Formosa Plastics Corp. (Materials)	1,481,648
636,568	Foxconn Technology Co. Ltd. (Information Technology)	1,448,655
1,482,632	Fubon Financial Holding Co. Ltd. (Financials)	3,971,666
35,461	Globalwafers Co. Ltd. (Information Technology)	870,240
1,364,274	Hon Hai Precision Industry Co. Ltd. (Information Technology)	5,012,314
972,700	Hua Nan Financial Holdings Co. Ltd. (Financials)	766,780
1,012,600	Innolux Corp. (Information Technology)	604,996
943,347	Inventec Corp. (Information Technology)	863,094
10,783	Largan Precision Co. Ltd. (Information Technology)	776,945
887,419	Lite-On Technology Corp. (Information Technology)	2,165,131
258,035	MediaTek, Inc. (Information Technology)	9,986,373
1,364,577	Mega Financial Holding Co. Ltd. (Financials)	1,830,144
437,315	Micro-Star International Co. Ltd. (Information Technology)	2,425,628

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
498,756	Nan Ya Plastics Corp. (Materials)	$1,560,225
58,128	Nan Ya Printed Circuit Board Corp. (Information Technology)	1,086,466
574,623	Nanya Technology Corp. (Information Technology)	1,580,290
144,138	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,856,031
230,750	Novatek Microelectronics Corp. (Information Technology)	3,757,352
602,731	Pegatron Corp. (Information Technology)	1,485,597
1,982,931	Pou Chen Corp. (Consumer Discretionary)	2,270,451
397,035	President Chain Store Corp. (Consumer Staples)	3,703,394
390,429	Quanta Computer, Inc. (Information Technology)	1,293,770
227,646	Realtek Semiconductor Corp. (Information Technology)	3,702,749
2,223,268	SinoPac Financial Holdings Co. Ltd. (Financials)	1,356,086
702,209	Synnex Technology International Corp. (Information Technology)	1,800,921
2,897,052	Taishin Financial Holding Co. Ltd. (Financials)	2,015,071
615,488	Taiwan Cement Corp. (Materials)	1,039,535
724,000	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	683,068
208,304	Taiwan Mobile Co. Ltd. (Communication Services)	769,020
3,723,127	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	80,212,902
110,455	Unimicron Technology Corp. (Information Technology)	1,000,734
1,642,124	Uni-President Enterprises Corp. (Consumer Staples)	3,930,320
2,325,640	United Microelectronics Corp. (Information Technology)	4,321,949
286,741	Vanguard International Semiconductor Corp. (Information Technology)	1,283,610
1,552,662	Winbond Electronics Corp. (Information Technology)	1,827,638
818,391	WPG Holdings Ltd. (Information Technology)	1,625,981
367,954	Yang Ming Marine Transport Corp. (Industrials)*	1,515,915
2,761,724	Yuanta Financial Holding Co. Ltd. (Financials)	2,447,970

		209,364,764

Tanzania – 0.1%
33,185	AngloGold Ashanti Ltd. (Materials)	780,591

Common Stocks – (continued)
Thailand – 1.3%
385,216	Advanced Info Service PCL NVDR (Communication Services)	2,699,754
1,879,800	Bangkok Dusit Medical Services PCL NVDR (Health Care)	1,363,466
1,561,700	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	1,206,822
982,377	CP ALL PCL NVDR (Consumer Staples)	2,044,427
60,000	Delta Electronics Thailand PCL NVDR (Information Technology)	741,852
106,000	Electricity Generating PCL NVDR (Utilities)	582,311
648,600	Intouch Holdings PCL NVDR (Communication Services)	1,503,640
471,000	Krungthai Card PCL NVDR (Financials)	911,729
677,900	Muangthai Capital PCL NVDR (Financials)	1,068,458
1,098,500	PTT PCL NVDR (Energy)	1,327,949
95,500	Siam Cement PCL (The) NVDR (Materials)	1,145,708
888,500	Sri Trang Gloves Thailand PCL NVDR (Health Care)	700,195
2,445,000	Thai Union Group PCL NVDR (Consumer Staples)	1,526,488

		16,822,799

Turkey – 0.4%
335,945	BIM Birlesik Magazalar AS (Consumer Staples)	1,771,876
570,500	Eregli Demir ve Celik Fabrikalari TAS (Materials)	1,279,335
536,025	KOC Holding AS (Industrials)	1,223,684
844,300	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	754,163

		5,029,058

United Arab Emirates – 1.4%
726,700	Abu Dhabi Commercial Bank PJSC (Financials)	2,128,828
401,100	Abu Dhabi Islamic Bank PJSC (Financials)	966,427
1,364,763	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	1,530,832
978,291	Aldar Properties PJSC (Real Estate)	1,118,641
856,300	Dubai Islamic Bank PJSC (Financials)	1,419,765
1,110,479	Emaar Properties PJSC (Real Estate)	1,535,844
572,368	Emirates NBD Bank PJSC (Financials)	2,228,356
407,642	Emirates Telecommunications Group Co. PJSC (Communication Services)	3,882,146
481,664	First Abu Dhabi Bank PJSC (Financials)	2,711,864

		17,522,703

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United States – 0.3%
546,534	JBS SA (Consumer Staples)	$3,807,501

TOTAL COMMON STOCKS
(Cost $1,007,703,366)		$1,231,275,970

Shares	Description	Rate	Value

Preferred Stocks – 2.1%
Brazil – 1.1%
764,361	Banco Bradesco SA (Financials)	4.89%	$3,019,343
99,200	Braskem SA, Class A (Materials)	15.73	919,079
219,586	Cia Energetica de Minas Gerais (Utilities)	8.39	545,587
655,287	Itau Unibanco Holding SA (Financials)	2.93	3,239,738
800,526	Itausa SA (Financials)	4.86	1,557,014
692,957	Petroleo Brasileiro SA (Energy)	16.47	4,573,352

			13,854,113

Colombia – 0.1%
88,298	Bancolombia SA (Financials)	0.71	787,889

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	22.52	460,729

South Korea – 0.9%
7,200	Hyundai Motor Co. (Consumer Discretionary)	5.70	528,166
6,900	Hyundai Motor Co. (Consumer Discretionary)	5.73	502,141
5,629	LG Household & Health Care Ltd. (Consumer Staples)	2.28	2,457,874
135,485	Samsung Electronics Co. Ltd. (Information Technology)	2.19	7,448,379

			10,936,560

TOTAL PREFERRED STOCKS
(Cost $19,930,302)			$26,039,291

Units	Description	Expiration Month	Value

Right – 0.0%
South Korea – 0.0%
81	Samsung Biologics Co. Ltd.*
(Cost $0)		04/22	$9,432

Shares	Description	Value

Exchange-Traded Fund – 0.5%
United States – 0.5%
257,264	iShares MSCI Malaysia ETF(b)
(Cost $7,732,868)		$6,670,855

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,035,366,536)		$1,263,995,548

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,466,770	0.026%	$12,466,770
(Cost $12,466,770)

TOTAL INVESTMENTS – 100.9%
(Cost $1,047,833,306)		$1,276,462,318

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(11,384,995)

NET ASSETS – 100.0%		$1,265,077,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:
Sector Name	% of Market Value
Information Technology	22.1%
Financials	19.9%
Consumer Staples	11.2%
Consumer Discretionary	10.5%
Communication Services	9.8%
Materials	8.9%
Health Care	4.7%
Industrials	4.6%
Energy	3.9%
Utilities	2.8%
Real Estate	1.1%
Exchange-Traded Fund	0.5%

TOTAL INVESTMENTS	100.0%

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Australia – 1.4%
17,075	Glencore PLC (Materials)*	$101,298
2,356	Rio Tinto PLC (Materials)	183,063

		284,361

Austria – 1.0%
409	Erste Group Bank AG (Financials)	14,696
758	Mondi PLC (Materials)	15,983
970	OMV AG (Energy)	46,173
2,007	Raiffeisen Bank International AG (Financials)	33,070
226	Verbund AG (Utilities)	27,415
1,839	voestalpine AG (Materials)	60,810

		198,147

Belgium – 1.1%
221	Ageas SA/NV (Financials)	10,669
674	Anheuser-Busch InBev SA/NV (Consumer Staples)	41,743
156	Elia Group SA/NV (Utilities)	22,533
238	Etablissements Franz Colruyt NV (Consumer Staples)	9,538
206	Groupe Bruxelles Lambert SA (Financials)	21,504
151	KBC Group NV (Financials)	10,943
211	Proximus SADP (Communication Services)	4,209
120	Sofina SA (Financials)	46,797
114	Solvay SA (Materials)	12,769
441	UCB SA (Health Care)	48,394

		229,099

Brazil – 0.1%
427	Yara International ASA (Materials)	21,754

Chile – 0.0%
488	Antofagasta PLC (Materials)	9,959

China – 0.1%
253	Prosus NV (Consumer Discretionary)*	15,749

Denmark – 4.5%
33	AP Moller – Maersk A/S, Class A (Industrials)	99,161
34	AP Moller – Maersk A/S, Class B (Industrials)	107,916
247	Carlsberg AS, Class B (Consumer Staples)	36,260
155	Chr Hansen Holding A/S (Materials)	11,342
462	Coloplast A/S, Class B (Health Care)	69,636
2,184	Danske Bank A/S (Financials)	37,167
311	Demant A/S (Health Care)*	13,144
276	DSV A/S (Industrials)	51,136
41	Genmab A/S (Health Care)*	13,806
3,439	Novo Nordisk A/S, Class B (Health Care)	354,205
382	Novozymes A/S, Class B (Materials)	25,103
62	Orsted AS (Utilities)(a)	8,063
519	Pandora A/S (Consumer Discretionary)	53,730
40	ROCKWOOL International A/S, Class B (Industrials)	13,777

Common Stocks – (continued)
Denmark – (continued)
839	Tryg A/S (Financials)	19,079
231	Vestas Wind Systems A/S (Industrials)	7,587

		921,112

Finland – 1.8%
460	Elisa OYJ (Communication Services)	25,601
2,590	Fortum OYJ (Utilities)	54,807
1,037	Kesko OYJ, Class B (Consumer Staples)	30,680
255	Kone OYJ, Class B (Industrials)	15,002
9,787	Nokia OYJ (Information Technology)*	53,178
4,167	Nordea Bank Abp (Financials)	46,658
1,918	Orion OYJ, Class B (Health Care)	90,459
672	Sampo OYJ, Class A (Financials)	31,973
266	Stora Enso OYJ, Class R (Materials)	5,130
429	UPM-Kymmene OYJ (Materials)	14,937
615	Wartsila OYJ Abp (Industrials)	6,956

		375,381

France – 17.0%
591	Air Liquide SA (Materials)	98,709
420	Airbus SE (Industrials)*	54,203
131	Amundi SA (Financials)(a)	9,182
197	Arkema SA (Materials)	26,309
2,286	AXA SA (Financials)	62,329
449	BioMerieux (Health Care)	49,484
1,616	BNP Paribas SA (Financials)	95,310
5,783	Bollore SA (Communication Services)	29,476
720	Bouygues SA (Industrials)	25,895
1,065	Bureau Veritas SA (Industrials)	30,695
787	Capgemini SE (Information Technology)	166,449
4,228	Carrefour SA (Consumer Staples)	85,005
1,717	Cie de Saint-Gobain (Industrials)	107,902
232	Cie Generale des Etablissements Michelin (Consumer Discretionary)	32,312
1,852	CNP Assurances (Financials)	45,285
109	Covivio REIT (Real Estate)	8,991
3,464	Credit Agricole SA (Financials)	44,612
1,250	Danone SA (Consumer Staples)	76,251
50	Dassault Aviation SA (Industrials)	7,542
1,008	Dassault Systemes SE (Information Technology)	49,239
280	Edenred (Information Technology)	12,860
1,103	Eiffage SA (Industrials)	113,135
3,933	Engie SA (Utilities)	63,030
410	EssilorLuxottica SA (Consumer Discretionary)	72,171
331	Eurazeo SE (Financials)	25,746
110	Gecina SA REIT (Real Estate)	14,023
608	Getlink SE (Industrials)	9,998
104	Hermes International (Consumer Discretionary)	145,082
1,061	Ipsen SA (Health Care)	124,236
108	Kering (Consumer Discretionary)	77,284
2,655	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	110,606
565	Legrand SA (Industrials)	53,827

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
578	L’Oreal SA (Consumer Staples)	$230,470
478	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	354,294
2,995	Orange SA (Communication Services)	36,378
292	Pernod Ricard SA (Consumer Staples)	64,168
554	Publicis Groupe SA (Communication Services)	37,111
133	Remy Cointreau SA (Consumer Staples)	25,799
849	Renault SA (Consumer Discretionary)*	27,216
189	Safran SA (Industrials)	24,349
2,002	Sanofi (Health Care)	210,181
79	Sartorius Stedim Biotech (Health Care)	30,471
227	SEB SA (Consumer Discretionary)	33,324
2,426	Societe Generale SA (Financials)	69,866
91	Teleperformance (Industrials)	33,924
222	Thales SA (Industrials)	25,658
3,631	TotalEnergies SE (Energy)	185,932
382	Ubisoft Entertainment SA (Communication Services)*	20,745
1,475	Veolia Environnement SA (Utilities)	51,706
659	Vinci SA (Industrials)	69,963
1,473	Vivendi SE (Communication Services)	18,712
120	Wendel SE (Financials)	12,272
222	Worldline SA (Information Technology)*(a)	11,446

		3,501,163

Germany – 12.9%
482	adidas AG (Consumer Discretionary)	114,800
476	Allianz SE (Financials)	108,693
761	Aroundtown SA (Real Estate)	4,727
793	BASF SE (Materials)	52,774
1,166	Bayer AG (Health Care)	67,460
697	Bayerische Motoren Werke AG (Consumer Discretionary)	67,765
259	Bechtle AG (Information Technology)	13,396
468	Beiersdorf AG (Consumer Staples)	47,530
603	Brenntag SE (Industrials)	50,716
216	Carl Zeiss Meditec AG (Health Care)	34,172
411	Commerzbank AG (Financials)*	3,478
63	Continental AG (Consumer Discretionary)*	5,435
472	Covestro AG (Materials)(a)	25,028
748	Daimler Truck Holding AG (Industrials)*	22,835
2,970	Deutsche Bank AG (Financials)*	37,562
208	Deutsche Boerse AG (Financials)	35,675
3,010	Deutsche Post AG (Industrials)	152,679
3,545	Deutsche Telekom AG (Communication Services)	63,827
3,771	E.ON SE (Utilities)	51,327
452	Evonik Industries AG (Materials)	13,652
929	Fresenius Medical Care AG & Co. KGaA (Health Care)	59,811
1,817	Fresenius SE & Co. KGaA (Health Care)	63,807
539	GEA Group AG (Industrials)	23,653
134	Hannover Rueck SE (Financials)	24,804
1,156	HeidelbergCement AG (Materials)	75,490
1,552	HelloFresh SE (Consumer Staples)*	85,208

Common Stocks – (continued)
Germany – (continued)
202	Henkel AG & Co. KGaA (Consumer Staples)	15,564
1,174	Infineon Technologies AG (Information Technology)	40,542
218	KION Group AG (Industrials)	17,669
433	Knorr-Bremse AG (Industrials)	38,421
121	LEG Immobilien SE (Real Estate)	15,670
1,496	Mercedes-Benz Group AG (Consumer Discretionary)	117,907
418	Merck KGaA (Health Care)	83,359
133	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	36,921
1,010	Nemetschek SE (Information Technology)	90,119
834	Puma SE (Consumer Discretionary)	76,795
66	Rational AG (Industrials)	48,778
1,648	RWE AG (Utilities)	76,799
1,623	SAP SE (Information Technology)	184,702
144	Scout24 SE (Communication Services)(a)	8,443
993	Siemens AG (Industrials)	141,269
3,299	Siemens Energy AG (Industrials)	79,408
507	Siemens Healthineers AG (Health Care)(a)	32,733
238	Symrise AG (Materials)	28,470
3,114	Telefonica Deutschland Holding AG (Communication Services)	8,552
1,433	Uniper SE (Utilities)	45,872
323	United Internet AG (Communication Services)	11,014
171	Volkswagen AG (Consumer Discretionary)	45,174
512	Vonovia SE (Real Estate)	27,316
1,054	Zalando SE (Consumer Discretionary)*(a)	70,534

		2,648,335

Ireland – 0.7%
1,031	CRH PLC (Materials)	47,027
31	Flutter Entertainment PLC (Consumer Discretionary)*	4,466
239	Kerry Group PLC, Class A (Consumer Staples)	28,509
306	Kingspan Group PLC (Industrials)	29,847
509	Smurfit Kappa Group PLC (Materials)	25,492

		135,341

Italy – 3.1%
2,052	Assicurazioni Generali SpA (Financials)	40,864
789	Atlantia SpA (Industrials)*	14,543
1,794	Davide Campari-Milano NV (Consumer Staples)	19,643
257	DiaSorin SpA (Health Care)	38,580
9,791	Enel SpA (Utilities)	72,571
5,812	Eni SpA (Energy)	90,296
291	Ferrari NV (Consumer Discretionary)	63,001
1,646	FinecoBank Banca Fineco SpA (Financials)	27,593
905	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	9,262
15,355	Intesa Sanpaolo SpA (Financials)	39,555

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
1,007	Mediobanca Banca di Credito Finanziario SpA (Financials)	$10,548
851	Moncler SpA (Consumer Discretionary)	51,788
2,803	Poste Italiane SpA (Financials)(a)	32,349
633	Prysmian SpA (Industrials)	20,988
674	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	33,128
4,353	Snam SpA (Utilities)	24,275
2,758	Terna – Rete Elettrica Nazionale (Utilities)	22,744
1,489	UniCredit SpA (Financials)	19,046

		630,774

Jordan – 0.1%
1,163	Hikma Pharmaceuticals PLC (Health Care)	32,504

Luxembourg – 0.8%
4,357	ArcelorMittal (Materials)	135,582
301	Eurofins Scientific SE (Health Care)	30,610

		166,192

Netherlands – 8.0%
624	ABN AMRO Bank NV (Financials)(a)	8,314
14	Adyen NV (Information Technology)*(a)	29,317
8,369	Aegon NV (Financials)	41,501
329	Akzo Nobel NV (Materials)	31,410
95	ASM International NV (Information Technology)	30,752
678	ASML Holding NV (Information Technology)	456,080
119	Euronext NV (Financials)(a)	10,807
780	EXOR NV (Financials)	59,399
390	Heineken Holding NV (Consumer Staples)	31,868
300	Heineken NV (Consumer Staples)(b)	30,455
165	IMCD NV (Industrials)	26,817
3,897	ING Groep NV (Financials)	45,951
761	JDE Peet’s NV (Consumer Staples)	25,023
5,244	Koninklijke Ahold Delhaize NV (Consumer Staples)	161,859
302	Koninklijke DSM NV (Materials)	56,749
4,874	Koninklijke KPN NV (Communication Services)	16,697
1,750	Koninklijke Philips NV (Health Care)	59,636
1,154	NN Group NV (Financials)	55,450
1,143	Randstad NV (Industrials)	77,928
10,832	Shell PLC (Energy)	286,608
818	Universal Music Group NV (Communication Services)	18,679
851	Wolters Kluwer NV (Industrials)	86,810

		1,648,110

Norway – 0.9%
215	Aker BP ASA (Energy)	6,687
1,133	DNB Bank ASA (Financials)	25,395
881	Equinor ASA (Energy)	27,897
1,820	Gjensidige Forsikring ASA (Financials)	45,098
571	Mowi ASA (Consumer Staples)	14,701

Common Stocks – (continued)
Norway – (continued)
1,827	Norsk Hydro ASA (Materials)	17,361
2,492	Orkla ASA (Consumer Staples)	23,390
1,215	Telenor ASA (Communication Services)	18,024

		178,553

Poland – 0.1%
2,503	InPost SA (Industrials)*	15,513

Portugal – 0.5%
1,691	EDP – Energias de Portugal SA (Utilities)	8,288
4,539	Jeronimo Martins SGPS SA (Consumer Staples)	99,033

		107,321

Russia – 0.1%
780	Coca-Cola HBC AG (Consumer Staples)*	19,927
3,296	Raspadskaya OJSC (Materials)(c)	8,039

		27,966

Singapore – 0.3%
1,279	STMicroelectronics NV (Information Technology)	54,504

South Africa – 0.3%
1,279	Anglo American PLC (Materials)	65,606

Spain – 3.7%
2,523	ACS Actividades de Construccion y Servicios SA (Industrials)(b)	61,834
32	Aena SME SA (Industrials)*(a)	5,258
375	Amadeus IT Group SA (Information Technology)*	25,247
10,293	Banco Bilbao Vizcaya Argentaria SA (Financials)	61,158
20,433	Banco Santander SA (Financials)	68,495
13,672	CaixaBank SA (Financials)	45,148
206	Cellnex Telecom SA (Communication Services)*(a)	9,403
886	Enagas SA (Utilities)	18,833
913	Endesa SA (Utilities)	20,166
593	Ferrovial SA (Industrials)	16,265
1,080	Grifols SA (Health Care)	20,640
9,002	Iberdrola SA (Utilities)	102,931
2,984	Industria de Diseno Textil SA (Consumer Discretionary)	79,099
1,077	Naturgy Energy Group SA (Utilities)	29,069
1,799	Red Electrica Corp. SA (Utilities)(b)	36,018
8,018	Repsol SA (Energy)	104,702
11,304	Telefonica SA (Communication Services)	54,291

		758,557

Sweden – 4.6%
224	Alfa Laval AB (Industrials)	7,357
981	Assa Abloy AB, Class B (Industrials)	26,151
684	Atlas Copco AB, Class A (Industrials)	35,830
359	Atlas Copco AB, Class B (Industrials)	16,459

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
526	Electrolux AB, Class B (Consumer Discretionary)	$9,516
412	Epiroc AB, Class A (Industrials)	7,816
307	Epiroc AB, Class B (Industrials)	5,012
1,300	EQT AB (Financials)	44,200
561	Essity AB, Class B (Consumer Staples)	14,545
222	Fastighets AB Balder, Class B (Real Estate)*	13,953
525	Getinge AB, Class B (Health Care)	20,615
2,597	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	44,152
3,012	Hexagon AB, Class B (Information Technology)	41,088
1,561	Husqvarna AB, Class B (Industrials)	18,929
884	Industrivarden AB, Class A (Financials)	24,652
774	Industrivarden AB, Class C (Financials)	21,232
710	Investment AB Latour, Class B (Industrials)	19,882
1,865	Investor AB, Class A (Financials)	41,714
3,928	Investor AB, Class B (Financials)	80,781
375	Kinnevik AB, Class B (Financials)*	9,659
238	L E Lundbergforetagen AB, Class B (Financials)	11,620
600	Lifco AB, Class B (Industrials)	13,782
816	Lundin Energy AB (Energy)	30,234
1,286	Nibe Industrier AB, Class B (Industrials)	11,571
530	Sagax AB, Class B (Real Estate)	14,600
389	Sandvik AB (Industrials)	8,527
2,347	Securitas AB, Class B (Industrials)	28,585
2,497	Skandinaviska Enskilda Banken AB, Class A (Financials)	29,023
1,876	Skanska AB, Class B (Industrials)	42,834
627	Svenska Cellulosa AB SCA, Class B (Materials)	10,330
1,790	Svenska Handelsbanken AB, Class A (Financials)	17,221
1,537	Swedbank AB, Class A (Financials)	25,000
12,716	Swedish Match AB (Consumer Staples)	93,421
2,002	Tele2 AB, Class B (Communication Services)	26,674
5,161	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	48,065
3,705	Telia Co. AB (Communication Services)	13,863
376	Volvo AB, Class A (Industrials)	7,398
748	Volvo AB, Class B (Industrials)	14,565

		950,856

Switzerland – 15.3%
2,147	ABB Ltd. (Industrials)	72,897
413	Adecco Group AG (Industrials)	19,600
320	Alcon, Inc. (Health Care)	24,792
27	Bachem Holding AG, Class B (Health Care)	16,068
108	Baloise Holding AG (Financials)	18,140
12	Barry Callebaut AG (Consumer Staples)	27,729

Common Stocks – (continued)
Switzerland – (continued)
6	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	63,927
684	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	93,268
494	Clariant AG (Materials)*	8,930
1,025	Credit Suisse Group AG (Financials)	8,665
35	EMS-Chemie Holding AG (Materials)	34,659
73	Geberit AG (Industrials)	47,852
14	Givaudan SA (Materials)	58,765
777	Holcim Ltd. (Materials)*	39,034
106	Julius Baer Group Ltd. (Financials)	6,216
464	Kuehne + Nagel International AG (Industrials)	127,146
882	Logitech International SA (Information Technology)	66,238
88	Lonza Group AG (Health Care)	61,138
5,004	Nestle SA (Consumer Staples)	653,310
3,639	Novartis AG (Health Care)	318,663
90	Partners Group Holding AG (Financials)	122,279
151	Roche Holding AG-BR (Health Care)	63,267
1,361	Roche Holding AG-Genusschein (Health Care)	518,988
61	Schindler Holding AG (Industrials)	13,763
82	Schindler Holding AG Participation Certificates (Industrials)	18,904
35	SGS SA (Industrials)	100,523
186	Sika AG (Materials)	62,037
67	Sonova Holding AG (Health Care)	26,071
44	Straumann Holding AG (Health Care)	69,996
117	Swatch Group AG (The) – Bearer (Consumer Discretionary)	36,358
606	Swatch Group AG (The) – Registered (Consumer Discretionary)	36,197
64	Swiss Life Holding AG (Financials)	39,093
201	Swiss Prime Site AG (Real Estate)	19,751
69	Swisscom AG (Communication Services)	41,410
5,592	UBS Group AG (Financials)	102,917
51	VAT Group AG (Industrials)(a)	19,367
85	Vifor Pharma AG (Health Care)	14,930
152	Zurich Insurance Group AG (Financials)	69,849

		3,142,737

United Kingdom – 18.2%
1,390	3i Group PLC (Financials)	24,908
10,100	abrdn PLC (Financials)	28,011
3,539	Admiral Group PLC (Financials)	141,362
786	Ashtead Group PLC (Industrials)	51,423
893	Associated British Foods PLC (Consumer Staples)	23,005
2,188	AstraZeneca PLC (Health Care)	265,950
10,505	Auto Trader Group PLC (Communication Services)(a)	93,450
181	AVEVA Group PLC (Information Technology)	6,047
15,555	Aviva PLC (Financials)	87,616
4,416	BAE Systems PLC (Industrials)	42,638

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
21,980	Barclays PLC (Financials)	$53,934
2,849	Barratt Developments PLC (Consumer Discretionary)	23,356
175	Berkeley Group Holdings PLC (Consumer Discretionary)	9,148
20,637	BP PLC (Energy)	100,666
3,281	British American Tobacco PLC (Consumer Staples)	143,580
7,189	BT Group PLC (Communication Services)	17,965
857	Bunzl PLC (Industrials)	34,140
3,738	Burberry Group PLC (Consumer Discretionary)	97,300
3,027	CNH Industrial NV (Industrials)	43,604
603	Coca-Cola Europacific Partners PLC (Consumer Staples)	30,880
496	Compass Group PLC (Consumer Discretionary)	11,274
434	Croda International PLC (Materials)	43,581
279	DCC PLC (Industrials)	21,937
3,386	Diageo PLC (Consumer Staples)	169,233
1,189	Entain PLC (Consumer Discretionary)*	26,866
1,268	Experian PLC (Industrials)	49,900
8,981	GlaxoSmithKline PLC (Health Care)	186,225
559	Halma PLC (Information Technology)	18,083
4,878	Hargreaves Lansdown PLC (Financials)	74,254
17,987	HSBC Holdings PLC (Financials)	124,194
2,615	Imperial Brands PLC (Consumer Staples)	57,507
90	InterContinental Hotels Group PLC (Consumer Discretionary)*	6,323
216	Intertek Group PLC (Industrials)	15,604
36,904	J Sainsbury PLC (Consumer Staples)	136,516
37,644	JD Sports Fashion PLC (Consumer Discretionary)	76,268
715	Johnson Matthey PLC (Materials)	18,065
16,887	Kingfisher PLC (Consumer Discretionary)	69,379
759	Land Securities Group PLC REIT (Real Estate)	8,088
7,783	Legal & General Group PLC (Financials)	28,948
134,572	Lloyds Banking Group PLC (Financials)	87,455
112	London Stock Exchange Group PLC (Financials)	9,879
2,786	M&G PLC (Financials)	7,693
15,001	Melrose Industries PLC (Industrials)	29,839
4,851	National Grid PLC (Utilities)	73,602
5,966	NatWest Group PLC (Financials)	18,387
540	Next PLC (Consumer Discretionary)	49,718
397	Ocado Group PLC (Consumer Staples)*	7,314
1,614	Pearson PLC (Communication Services)(b)	14,033
214	Persimmon PLC (Consumer Discretionary)	6,929
2,429	Phoenix Group Holdings PLC (Financials)	20,161
975	Prudential PLC (Financials)	14,868

Common Stocks – (continued)
United Kingdom – (continued)
817	Reckitt Benckiser Group PLC (Consumer Staples)	$69,291
3,052	RELX PLC (Industrials)	93,407
3,154	Rentokil Initial PLC (Industrials)	21,489
7,548	Sage Group PLC (The) (Information Technology)	71,176
353	Schroders PLC (Financials)	14,512
3,212	Segro PLC REIT (Real Estate)	56,091
967	Severn Trent PLC (Utilities)	37,315
1,905	Smith & Nephew PLC (Health Care)	34,174
315	Smiths Group PLC (Industrials)	6,462
208	Spirax-Sarco Engineering PLC (Industrials)	33,337
1,226	SSE PLC (Utilities)	28,039
2,762	St James’s Place PLC (Financials)	52,013
814	Standard Chartered PLC (Financials)	5,819
5,620	Taylor Wimpey PLC (Consumer Discretionary)	11,330
12,801	Tesco PLC (Consumer Staples)	49,767
3,734	Unilever PLC (Consumer Staples)	187,703
2,200	United Utilities Group PLC (Utilities)	31,718
48,927	Vodafone Group PLC (Communication Services)	86,288
3,018	WPP PLC (Communication Services)	42,822

		3,733,859

United States – 2.1%
1,120	Ferguson PLC (Industrials)	171,540
677	QIAGEN NV (Health Care)*	34,066
860	Schneider Electric SE (Industrials)	135,021
3,031	Stellantis NV (Consumer Discretionary)	55,731
388	Swiss Re AG (Financials)	37,140
473	Tenaris SA (Energy)	6,131

		439,629

TOTAL COMMON STOCKS
(Cost $17,795,410)		$20,293,082

Shares	Description	Rate	Value

Preferred Stocks – 0.8%
Germany – 0.8%
533	Bayerische Motoren Werke AG (Consumer Discretionary)	2.98%	$43,643
790	FUCHS PETROLUB SE (Materials)	2.84	31,500
212	Henkel AG & Co. KGaA (Consumer Staples)	2.85	16,868
31	Sartorius AG (Health Care)	0.18	13,726
328	Volkswagen AG (Consumer Discretionary)	3.06	65,592

TOTAL PREFERRED STOCKS
(Cost $180,248)			$171,329

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $17,975,658)			$20,464,411

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
63,082	0.026%	$63,082
(Cost $63,082)

TOTAL INVESTMENTS – 99.8%
(Cost $18,038,740)		$20,527,493

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		34,751

NET ASSETS – 100.0%		$20,562,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Europe Index	3	03/18/22	$94,617	$(1,347)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:
Sector Name	% of Market Value
Health Care	15.8%
Industrials	15.8%
Financials	14.8%
Consumer Staples	14.4%
Consumer Discretionary	11.7%
Materials	7.2%
Information Technology	7.2%
Utilities	4.4%
Energy	4.3%
Communication Services	3.5%
Real Estate	0.9%

TOTAL INVESTMENTS	100.0%

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 6.6%
42,408	Ampol Ltd. (Energy)	$906,891
167,037	APA Group (Utilities)	1,218,165
80,274	Aristocrat Leisure Ltd. (Consumer Discretionary)	2,171,009
30,304	ASX Ltd. (Financials)	1,810,445
377,135	Aurizon Holdings Ltd. (Industrials)	957,838
354,864	Australia & New Zealand Banking Group Ltd. (Financials)	6,697,760
752,942	BHP Group Ltd. (Materials)(a)	25,493,741
516,048	BlueScope Steel Ltd. (Materials)	7,579,279
215,622	Brambles Ltd. (Industrials)	1,549,015
30,166	Cochlear Ltd. (Health Care)	4,879,273
600,929	Coles Group Ltd. (Consumer Staples)	7,578,796
245,077	Commonwealth Bank of Australia (Financials)	16,620,942
89,248	Computershare Ltd. (Information Technology)	1,402,763
44,980	CSL Ltd. (Health Care)	8,485,681
209,222	Dexus REIT (Real Estate)	1,657,896
22,766	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	1,304,266
240,173	Endeavour Group Ltd. (Consumer Staples)	1,247,856
554,680	Fortescue Metals Group Ltd. (Materials)	7,305,441
1,879,502	Glencore PLC (Materials)*	11,150,240
199,678	Goodman Group REIT (Real Estate)	3,221,046
200,389	GPT Group (The) REIT (Real Estate)	718,337
201,774	Insurance Australia Group Ltd. (Financials)	673,520
48,182	Macquarie Group Ltd. (Financials)	6,320,661
804,464	Medibank Pvt Ltd. (Financials)	1,856,355
347,534	National Australia Bank Ltd. (Financials)	7,298,324
42,737	Newcrest Mining Ltd. (Materials)	796,081
62,000	Orica Ltd. (Materials)	656,409
285,586	Origin Energy Ltd. (Utilities)	1,181,243
15,382	Ramsay Health Care Ltd. (Health Care)	714,030
25,778	REA Group Ltd. (Communication Services)	2,463,181
151,464	Reece Ltd. (Industrials)	2,128,954
103,066	Rio Tinto Ltd. (Materials)	8,837,918
183,145	Rio Tinto PLC (Materials)	14,230,509
228,239	Santos Ltd. (Energy)	1,202,413
37,433	SEEK Ltd. (Communication Services)	724,444
88,217	Sonic Healthcare Ltd. (Health Care)	2,243,715
1,781,188	South32 Ltd. (Materials)	6,217,018
277,277	Stockland REIT (Real Estate)	837,017
348,977	Suncorp Group Ltd. (Financials)	2,727,343
209,174	Tabcorp Holdings Ltd. (Consumer Discretionary)	757,418

Common Stocks – (continued)
Australia – (continued)
843,516	Telstra Corp. Ltd. (Communication Services)	2,423,906
171,927	Transurban Group (Industrials)	1,583,190
257,505	Wesfarmers Ltd. (Consumer Discretionary)	9,004,713
423,786	Westpac Banking Corp. (Financials)	7,014,540
51,244	Woodside Petroleum Ltd. (Energy)	1,061,266
411,652	Woolworths Group Ltd. (Consumer Staples)	10,601,408

		207,512,256

Austria – 0.7%
35,912	Erste Group Bank AG (Financials)	1,290,361
75,497	Mondi PLC (Materials)	1,591,900
93,036	OMV AG (Energy)	4,428,629
239,022	Raiffeisen Bank International AG (Financials)	3,938,449
24,246	Verbund AG (Utilities)	2,941,177
231,259	voestalpine AG (Materials)	7,647,047

		21,837,563

Belgium – 0.7%
49,512	Ageas SA/NV (Financials)	2,390,200
82,665	Anheuser-Busch InBev SA/NV (Consumer Staples)	5,119,714
11,581	Elia Group SA/NV (Utilities)	1,672,801
22,619	Etablissements Franz Colruyt NV (Consumer Staples)	906,474
20,656	Groupe Bruxelles Lambert SA (Financials)	2,156,285
18,696	KBC Group NV (Financials)	1,354,878
9,396	Sofina SA (Financials)	3,664,207
12,879	Solvay SA (Materials)	1,442,520
35,388	UCB SA (Health Care)	3,883,362

		22,590,441

Brazil – 0.0%
24,203	Yara International ASA (Materials)	1,233,043

Canada – 11.5%
89,038	Algonquin Power & Utilities Corp. (Utilities)	1,287,466
169,246	Alimentation Couche-Tard, Inc. (Consumer Staples)	6,638,537
74,866	AltaGas Ltd. (Utilities)	1,648,014
73,269	Bank of Montreal (Financials)	8,360,644
145,710	Bank of Nova Scotia (The) (Financials)	10,551,869
154,101	Barrick Gold Corp. (Materials)	3,480,895
36,679	BCE, Inc. (Communication Services)	1,925,116
100,569	Brookfield Asset Management, Inc., Class A (Financials)	5,492,502
28,758	Canadian Apartment Properties REIT (Real Estate)	1,196,257
60,699	Canadian Imperial Bank of Commerce (Financials)	7,677,645

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
36,778	Canadian National Railway Co. (Industrials)	$4,559,446
133,343	Canadian Natural Resources Ltd. (Energy)	7,444,331
49,933	Canadian Pacific Railway Ltd. (Industrials)	3,513,636
30,046	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	4,426,772
50,061	Canadian Utilities Ltd., Class A (Utilities)	1,393,269
29,014	CCL Industries, Inc., Class B (Materials)	1,307,100
348,863	Cenovus Energy, Inc. (Energy)	5,481,799
74,247	CGI, Inc. (Information Technology)*	6,083,296
11,311	Constellation Software, Inc. (Information Technology)	19,050,030
147,835	Dollarama, Inc. (Consumer Discretionary)	7,634,480
44,941	Emera, Inc. (Utilities)	2,101,156
463,730	Empire Co. Ltd., Class A (Consumer Staples)	14,354,113
159,420	Enbridge, Inc. (Energy)	6,882,831
19,832	Fairfax Financial Holdings Ltd. (Financials)	9,607,579
21,619	FirstService Corp. (Real Estate)	3,075,596
61,540	Fortis, Inc. (Utilities)(a)	2,818,026
5,900	Franco-Nevada Corp. (Materials)	868,289
102,505	George Weston Ltd. (Consumer Staples)	11,107,571
19,159	Gildan Activewear, Inc. (Consumer Discretionary)	751,647
96,080	Great-West Lifeco, Inc. (Financials)	2,888,422
79,726	Hydro One Ltd. (Utilities)(b)	1,967,457
117,473	iA Financial Corp., Inc. (Financials)	6,975,119
53,980	IGM Financial, Inc. (Financials)	1,916,442
177,416	Imperial Oil Ltd. (Energy)(a)	7,957,737
24,170	Intact Financial Corp. (Financials)	3,464,236
150,835	Ivanhoe Mines Ltd., Class A (Materials)*	1,534,097
204,764	Loblaw Cos. Ltd. (Consumer Staples)	15,961,696
80,509	Magna International, Inc. (Consumer Discretionary)	5,977,477
419,986	Manulife Financial Corp. (Financials)(a)	8,503,363
62,388	Metro, Inc. (Consumer Staples)	3,254,299
68,808	National Bank of Canada (Financials)	5,513,429
61,283	Northland Power, Inc. (Utilities)	1,947,179
84,672	Nutrien Ltd. (Materials)	7,277,246
66,528	Onex Corp. (Financials)	4,464,748
34,199	Open Text Corp. (Information Technology)	1,487,300
56,653	Parkland Corp. (Energy)	1,481,594
49,074	Pembina Pipeline Corp. (Energy)	1,667,591
236,867	Power Corp. of Canada (Financials)	7,300,139
47,452	Quebecor, Inc., Class B (Communication Services)	1,037,071

Common Stocks – (continued)
Canada – (continued)
11,194	Restaurant Brands International, Inc. (Consumer Discretionary)	626,179
40,707	RioCan Real Estate Investment Trust REIT (Real Estate)	806,213
26,369	Rogers Communications, Inc., Class B (Communication Services)	1,361,537
206,013	Royal Bank of Canada (Financials)	22,773,748
117,399	Saputo, Inc. (Consumer Staples)	2,874,926
42,859	Shaw Communications, Inc., Class B (Communication Services)	1,284,401
2,055	Shopify, Inc., Class A (Information Technology)*	1,425,660
91,462	Sun Life Financial, Inc. (Financials)(a)	4,806,920
155,903	Suncor Energy, Inc. (Energy)	4,764,300
84,070	TC Energy Corp. (Energy)	4,513,870
47,170	Teck Resources Ltd., Class B (Materials)	1,697,354
83,368	TELUS Corp. (Communication Services)	2,104,001
30,706	Thomson Reuters Corp. (Industrials)	3,102,677
19,431	TMX Group Ltd. (Financials)	1,961,560
33,557	Toromont Industries Ltd. (Industrials)	2,842,562
239,145	Toronto-Dominion Bank (The) (Financials)	19,284,701
23,622	Tourmaline Oil Corp. (Energy)	931,210
146,313	West Fraser Timber Co. Ltd. (Materials)	14,594,963
125,496	WSP Global, Inc. (Industrials)	15,386,828

		360,440,164

Chile – 0.1%
35,217	Antofagasta PLC (Materials)	718,709
194,907	Lundin Mining Corp. (Materials)	1,879,381

		2,598,090

China – 0.4%
1,517,946	BOC Hong Kong Holdings Ltd. (Financials)	5,458,910
1,209,421	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)*	2,513,662
26,913	Futu Holdings Ltd. ADR (Financials)*	1,150,531
18,350	Prosus NV (Consumer Discretionary)*	1,142,247
403,087	SITC International Holdings Co. Ltd. (Industrials)	1,655,949
225,432	Wilmar International Ltd. (Consumer Staples)	727,387

		12,648,686

Denmark – 2.7%
3,377	AP Moller – Maersk A/S, Class A (Industrials)	10,147,496

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
3,447	AP Moller – Maersk A/S, Class B (Industrials)	$10,940,792
22,346	Carlsberg AS, Class B (Consumer Staples)	3,280,425
13,603	Chr Hansen Holding A/S (Materials)	995,389
50,380	Coloplast A/S, Class B (Health Care)	7,593,648
168,140	Danske Bank A/S (Financials)	2,861,342
51,665	Demant A/S (Health Care)*	2,183,605
26,326	DSV A/S (Industrials)	4,877,578
3,708	Genmab A/S (Health Care)*	1,248,589
289,974	Novo Nordisk A/S, Class B (Health Care)	29,866,330
37,065	Novozymes A/S, Class B (Materials)	2,435,722
50,643	Pandora A/S (Consumer Discretionary)	5,242,820
4,420	ROCKWOOL International A/S, Class B (Industrials)	1,522,377
77,487	Tryg A/S (Financials)	1,762,092

		84,958,205

Finland – 1.0%
29,804	Elisa OYJ (Communication Services)	1,658,729
234,757	Fortum OYJ (Utilities)	4,967,716
78,827	Kesko OYJ, Class B (Consumer Staples)	2,332,105
22,583	Kone OYJ, Class B (Industrials)	1,328,631
944,688	Nokia OYJ (Information Technology)*	5,132,945
351,154	Nordea Bank Abp (Financials)	3,931,889
162,895	Orion OYJ, Class B (Health Care)	7,682,648
55,653	Sampo OYJ, Class A (Financials)	2,647,901
51,610	Stora Enso OYJ, Class R (Materials)	995,317
33,366	UPM-Kymmene OYJ (Materials)	1,161,778

		31,839,659

France – 10.3%
41,160	Air Liquide SA (Materials)	6,874,540
27,636	Airbus SE (Industrials)*	3,566,584
18,985	Arkema SA (Materials)	2,535,419
192,488	AXA SA (Financials)	5,248,319
39,996	BioMerieux (Health Care)	4,407,896
134,851	BNP Paribas SA (Financials)	7,953,412
1,388,053	Bollore SA (Communication Services)	7,075,022
61,217	Bouygues SA (Industrials)	2,201,662
70,080	Bureau Veritas SA (Industrials)	2,019,798
69,763	Capgemini SE (Information Technology)	14,754,780
437,679	Carrefour SA (Consumer Staples)	8,799,663
158,670	Cie de Saint-Gobain (Industrials)	9,971,310
16,373	Cie Generale des Etablissements Michelin (Consumer Discretionary)	2,280,380
233,158	CNP Assurances (Financials)	5,701,197
8,791	Covivio REIT (Real Estate)	725,151

Common Stocks – (continued)
France – (continued)
226,615	Credit Agricole SA (Financials)	2,918,488
91,264	Danone SA (Consumer Staples)	5,567,197
117,963	Dassault Systemes SE (Information Technology)	5,762,255
25,728	Edenred (Information Technology)	1,181,627
99,791	Eiffage SA (Industrials)	10,235,630
343,210	Engie SA (Utilities)	5,500,223
37,660	EssilorLuxottica SA (Consumer Discretionary)	6,629,214
24,431	Eurazeo SE (Financials)	1,900,283
8,276	Gecina SA REIT (Real Estate)	1,055,051
54,724	Getlink SE (Industrials)	899,863
10,769	Hermes International (Consumer Discretionary)	15,022,917
108,532	Ipsen SA (Health Care)	12,708,408
9,800	Kering (Consumer Discretionary)	7,012,792
204,580	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	8,522,702
39,796	Legrand SA (Industrials)	3,791,360
54,329	L’Oreal SA (Consumer Staples)	21,662,938
43,855	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	32,505,326
245,132	Orange SA (Communication Services)	2,977,444
19,702	Pernod Ricard SA (Consumer Staples)	4,329,597
94,471	Publicis Groupe SA (Communication Services)	6,328,393
16,195	Remy Cointreau SA (Consumer Staples)	3,141,453
85,359	Renault SA (Consumer Discretionary)*	2,736,280
6,996	Safran SA (Industrials)	901,302
164,486	Sanofi (Health Care)	17,268,653
11,417	Sartorius Stedim Biotech (Health Care)	4,403,617
38,573	SEB SA (Consumer Discretionary)	5,662,605
202,389	Societe Generale SA (Financials)	5,828,573
10,338	Teleperformance (Industrials)	3,853,906
21,947	Thales SA (Industrials)	2,536,576
270,712	TotalEnergies SE (Energy)	13,862,271
61,933	Ubisoft Entertainment SA (Communication Services)*	3,363,380
150,467	Veolia Environnement SA (Utilities)	5,274,634
71,086	Vinci SA (Industrials)	7,546,839
145,085	Vivendi SE (Communication Services)	1,843,072
6,449	Wendel SE (Financials)	659,522
54,707	Worldline SA (Information Technology)*(b)	2,820,721

		322,330,245

Germany – 7.4%
41,438	adidas AG (Consumer Discretionary)	9,869,482
48,304	Allianz SE (Financials)	11,030,057
47,796	BASF SE (Materials)	3,180,806
94,669	Bayer AG (Health Care)	5,477,175
52,919	Bayerische Motoren Werke AG (Consumer Discretionary)	5,145,009

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
20,460	Bechtle AG (Information Technology)	$1,058,260
55,087	Beiersdorf AG (Consumer Staples)	5,594,624
58,676	Brenntag SE (Industrials)	4,934,960
9,732	Carl Zeiss Meditec AG (Health Care)	1,539,630
62,633	Commerzbank AG (Financials)*	530,013
9,690	Continental AG (Consumer Discretionary)*	835,877
40,040	Covestro AG (Materials)(b)	2,123,173
61,477	Daimler Truck Holding AG (Industrials)*	1,876,806
381,916	Deutsche Bank AG (Financials)*	4,830,182
27,424	Deutsche Boerse AG (Financials)	4,703,565
281,132	Deutsche Post AG (Industrials)	14,260,065
242,746	Deutsche Telekom AG (Communication Services)	4,370,618
307,760	E.ON SE (Utilities)	4,188,904
34,454	Evonik Industries AG (Materials)	1,040,609
85,570	Fresenius Medical Care AG & Co. KGaA (Health Care)	5,509,155
169,467	Fresenius SE & Co. KGaA (Health Care)	5,951,150
42,715	GEA Group AG (Industrials)	1,874,481
12,047	Hannover Rueck SE (Financials)	2,229,941
96,648	HeidelbergCement AG (Materials)	6,311,393
120,975	HelloFresh SE (Consumer Staples)*	6,641,774
25,349	Henkel AG & Co. KGaA (Consumer Staples)	1,953,180
36,381	Infineon Technologies AG (Information Technology)	1,256,338
19,843	KION Group AG (Industrials)	1,608,278
34,960	Knorr-Bremse AG (Industrials)	3,102,100
10,213	LEG Immobilien SE (Real Estate)	1,322,635
122,953	Mercedes-Benz Group AG (Consumer Discretionary)	9,690,538
46,891	Merck KGaA (Health Care)	9,351,202
12,705	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	3,526,895
74,914	Nemetschek SE (Information Technology)	6,684,355
80,362	Puma SE (Consumer Discretionary)	7,399,731
4,630	Rational AG (Industrials)	3,421,875
189,487	RWE AG (Utilities)	8,830,395
129,134	SAP SE (Information Technology)	14,695,795
16,008	Scout24 SE (Communication Services)(b)	938,566
67,494	Siemens AG (Industrials)	9,602,005
322,246	Siemens Energy AG (Industrials)	7,756,521
48,887	Siemens Healthineers AG (Health Care)(b)	3,156,221
22,850	Symrise AG (Materials)	2,733,337
312,797	Telefonica Deutschland Holding AG (Communication Services)	859,011
146,789	Uniper SE (Utilities)	4,698,894
19,048	United Internet AG (Communication Services)	649,544

Common Stocks – (continued)
Germany – (continued)
16,911	Volkswagen AG (Consumer Discretionary)	4,467,493
45,693	Vonovia SE (Real Estate)	2,437,814
98,683	Zalando SE (Consumer Discretionary)*(b)	6,603,895

		231,854,327

Hong Kong – 2.1%
1,310,310	AIA Group Ltd. (Financials)	13,625,131
372,043	CK Asset Holdings Ltd. (Real Estate)	2,349,760
114,965	CK Infrastructure Holdings Ltd. (Utilities)	713,593
136,486	CLP Holdings Ltd. (Utilities)	1,389,542
108,066	Hang Seng Bank Ltd. (Financials)	1,994,333
1,347,068	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	1,329,190
1,177,860	HKT Trust & HKT Ltd. (Communication Services)	1,588,830
913,797	Hong Kong & China Gas Co. Ltd. (Utilities)	1,382,326
225,769	Hong Kong Exchanges & Clearing Ltd. (Financials)	10,910,372
164,622	Hongkong Land Holdings Ltd. (Real Estate)	887,313
28,828	Jardine Matheson Holdings Ltd. (Industrials)	1,715,266
128,927	Link REIT (Real Estate)	1,041,158
201,384	MTR Corp. Ltd. (Industrials)	1,042,526
243,926	Power Assets Holdings Ltd. (Utilities)	1,537,473
98,151	Sun Hung Kai Properties Ltd. (Real Estate)	1,141,831
1,317,936	Swire Pacific Ltd., Class A (Real Estate)	7,286,540
372,538	Techtronic Industries Co. Ltd. (Industrials)	6,221,919
9,289,490	WH Group Ltd. (Consumer Staples)(b)	6,479,353
731,348	Xinyi Glass Holdings Ltd. (Industrials)	1,942,162

		64,578,618

Ireland – 0.4%
89,013	CRH PLC (Materials)	4,060,165
15,437	Kerry Group PLC, Class A (Consumer Staples)	1,841,385
23,464	Kingspan Group PLC (Industrials)	2,288,649
76,536	Smurfit Kappa Group PLC (Materials)	3,833,192

		12,023,391

Israel – 0.7%
10,860	Azrieli Group Ltd. (Real Estate)	928,307
189,154	Bank Hapoalim BM (Financials)	1,999,853

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
226,118	Bank Leumi Le-Israel BM (Financials)	$2,446,387
26,469	Check Point Software Technologies Ltd. (Information Technology)*	3,834,829
5,430	Elbit Systems Ltd. (Industrials)	1,112,951
264,709	ICL Group Ltd. (Materials)(a)	3,005,945
272,193	Israel Discount Bank Ltd., Class A (Financials)	1,790,023
35,836	Mizrahi Tefahot Bank Ltd. (Financials)	1,398,582
7,249	Nice Ltd. (Information Technology)*	1,641,142
426,180	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	3,464,843

		21,622,862

Italy – 1.9%
180,150	Assicurazioni Generali SpA (Financials)	3,587,569
80,256	Atlantia SpA (Industrials)*	1,479,256
139,123	Davide Campari-Milano NV (Consumer Staples)	1,523,252
26,859	DiaSorin SpA (Health Care)	4,031,959
521,424	Enel SpA (Utilities)	3,864,795
567,509	Eni SpA (Energy)	8,816,882
28,072	Ferrari NV (Consumer Discretionary)	6,077,501
184,625	FinecoBank Banca Fineco SpA (Financials)	3,095,011
85,426	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	874,301
1,413,501	Intesa Sanpaolo SpA (Financials)	3,641,264
56,596	Mediobanca Banca di Credito Finanziario SpA (Financials)	592,841
108,334	Moncler SpA (Consumer Discretionary)	6,592,666
323,229	Poste Italiane SpA (Financials)(b)	3,730,349
75,941	Prysmian SpA (Industrials)	2,517,966
81,148	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,988,526
309,009	Snam SpA (Utilities)	1,723,247
238,939	Terna – Rete Elettrica Nazionale (Utilities)	1,970,420
140,893	UniCredit SpA (Financials)	1,802,163

		59,909,968

Japan – 19.1%
57,877	Advantest Corp. (Information Technology)	4,557,798
114,767	Aeon Co. Ltd. (Consumer Staples)(a)	2,588,299
33,610	AGC, Inc. (Industrials)	1,485,348
35,828	Aisin Corp. (Consumer Discretionary)	1,301,847
64,363	Ajinomoto Co., Inc. (Consumer Staples)	1,865,926

Common Stocks – (continued)
Japan – (continued)
80,279	Asahi Group Holdings Ltd. (Consumer Staples)	3,236,950
41,568	Asahi Intecc Co. Ltd. (Health Care)	886,399
487,656	Astellas Pharma, Inc. (Health Care)	8,123,013
38,308	Azbil Corp. (Information Technology)	1,440,188
56,006	Bandai Namco Holdings, Inc. (Consumer Discretionary)	4,070,069
77,741	Bridgestone Corp. (Consumer Discretionary)	3,189,288
212,314	Brother Industries Ltd. (Information Technology)	3,845,340
108,576	Canon, Inc. (Information Technology)	2,543,888
115,906	Capcom Co. Ltd. (Communication Services)	2,792,613
5,014	Central Japan Railway Co. (Industrials)	674,338
172,842	Chubu Electric Power Co., Inc. (Utilities)	1,730,296
102,547	Chugai Pharmaceutical Co. Ltd. (Health Care)	3,383,361
16,497	Cosmos Pharmaceutical Corp. (Consumer Staples)	2,273,127
346,289	CyberAgent, Inc. (Communication Services)	4,467,857
36,636	Dai Nippon Printing Co. Ltd. (Industrials)	950,134
56,191	Dai-ichi Life Holdings, Inc. (Financials)	1,174,803
142,311	Daiichi Sankyo Co. Ltd. (Health Care)	3,451,667
16,069	Daikin Industries Ltd. (Industrials)	2,958,482
44,978	Daito Trust Construction Co. Ltd. (Real Estate)	4,967,399
40,255	Daiwa House Industry Co. Ltd. (Real Estate)	1,142,553
652	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,763,386
232,663	Daiwa Securities Group, Inc. (Financials)	1,377,292
42,253	Denso Corp. (Consumer Discretionary)	2,952,115
68,500	Dentsu Group, Inc. (Communication Services)	2,720,968
2,697	Disco Corp. (Information Technology)	752,842
54,407	Eisai Co. Ltd. (Health Care)	2,701,100
364,920	ENEOS Holdings, Inc. (Energy)	1,437,818
4,173	FANUC Corp. (Industrials)	766,484
7,421	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,983,854
81,376	FUJIFILM Holdings Corp. (Information Technology)	5,130,910
55,111	Fujitsu Ltd. (Information Technology)	7,926,318
1,134	GLP J REIT (Real Estate)	1,689,554
131,356	Hakuhodo DY Holdings, Inc. (Communication Services)	1,728,984
18,045	Hamamatsu Photonics KK (Information Technology)	907,146

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
24,626	Hankyu Hanshin Holdings, Inc. (Industrials)	$734,450
393,748	Hino Motors Ltd. (Industrials)	3,681,933
5,954	Hirose Electric Co. Ltd. (Information Technology)	886,574
107,515	Hitachi Ltd. (Industrials)	5,274,233
97,767	Hitachi Metals Ltd. (Materials)*	1,737,608
309,542	Honda Motor Co. Ltd. (Consumer Discretionary)	9,473,719
87,802	Hoya Corp. (Health Care)	11,324,495
15,984	Ibiden Co. Ltd. (Information Technology)	766,066
46,466	Idemitsu Kosan Co. Ltd. (Energy)	1,242,590
54,886	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	1,011,704
514,319	Inpex Corp. (Energy)	5,291,669
281,213	Isuzu Motors Ltd. (Consumer Discretionary)	3,801,594
100,252	Ito En Ltd. (Consumer Staples)	5,744,851
296,807	ITOCHU Corp. (Industrials)	9,645,744
40,488	Itochu Techno-Solutions Corp. (Information Technology)	1,040,191
44,914	Japan Exchange Group, Inc. (Financials)	842,320
891	Japan Metropolitan Fund Invest REIT (Real Estate)	720,227
94,884	Japan Post Bank Co. Ltd. (Financials)(a)	835,358
537,935	Japan Post Holdings Co. Ltd. (Financials)*	4,456,208
167,544	Japan Post Insurance Co. Ltd. (Financials)	2,871,559
256	Japan Real Estate Investment Corp. REIT (Real Estate)	1,362,518
178,940	Japan Tobacco, Inc. (Consumer Staples)	3,293,708
57,682	JSR Corp. (Materials)	1,797,946
71,425	Kajima Corp. (Industrials)	957,501
210,031	Kakaku.com, Inc. (Communication Services)	4,566,248
80,926	Kansai Electric Power Co., Inc. (The) (Utilities)	816,462
75,704	Kao Corp. (Consumer Staples)	3,536,249
235,970	KDDI Corp. (Communication Services)	7,695,275
14,926	Keyence Corp. (Information Technology)	6,969,570
57,933	Kikkoman Corp. (Consumer Staples)(a)	4,295,618
118,933	Kirin Holdings Co. Ltd. (Consumer Staples)	1,969,739
16,844	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,436,146
35,997	Komatsu Ltd. (Industrials)	825,892
46,566	Kose Corp. (Consumer Staples)	5,308,544
24,383	Kyocera Corp. (Information Technology)	1,392,800

Common Stocks – (continued)
Japan – (continued)
39,791	Kyowa Kirin Co. Ltd. (Health Care)	1,020,557
14,785	Lasertec Corp. (Information Technology)	2,675,228
87,952	Lawson, Inc. (Consumer Staples)(a)	3,665,462
215,898	Lion Corp. (Consumer Staples)	2,821,155
62,931	Lixil Corp. (Industrials)	1,396,038
55,626	M3, Inc. (Health Care)	2,061,796
643,649	Marubeni Corp. (Industrials)	6,725,692
674,077	Mazda Motor Corp. (Consumer Discretionary)*	5,009,854
31,540	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)(a)	1,352,790
98,192	Medipal Holdings Corp. (Health Care)	1,787,789
56,559	MEIJI Holdings Co. Ltd. (Consumer Staples)	3,393,294
138,217	MISUMI Group, Inc. (Industrials)	4,398,223
567,509	Mitsubishi Chemical Holdings Corp. (Materials)	4,027,626
228,548	Mitsubishi Corp. (Industrials)	7,681,435
156,444	Mitsubishi Electric Corp. (Industrials)	1,876,513
71,767	Mitsubishi Estate Co. Ltd. (Real Estate)	1,094,809
143,283	Mitsubishi HC Capital, Inc. (Financials)	745,184
1,048,866	Mitsubishi UFJ Financial Group, Inc. (Financials)	6,491,267
278,369	Mitsui & Co. Ltd. (Industrials)	6,925,690
30,317	Mitsui Fudosan Co. Ltd. (Real Estate)	673,068
23,748	Mitsui OSK Lines Ltd. (Industrials)	1,925,820
156,099	Mizuho Financial Group, Inc. (Financials)	2,066,863
306,221	MonotaRO Co. Ltd. (Industrials)	5,716,303
84,544	MS&AD Insurance Group Holdings, Inc. (Financials)	2,866,458
49,865	Murata Manufacturing Co. Ltd. (Information Technology)	3,371,381
212,029	NEC Corp. (Information Technology)	9,121,803
12,534	Nidec Corp. (Industrials)	1,075,524
55,957	Nihon M&A Center Holdings, Inc. (Industrials)	807,957
10,504	Nintendo Co. Ltd. (Communication Services)	5,291,444
209	Nippon Building Fund, Inc. REIT (Real Estate)	1,194,027
12,504	Nippon Express Holdings, Inc. (Industrials)	757,785
528	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,547,211
103,512	Nippon Steel Corp. (Materials)	1,894,986
418,314	Nippon Telegraph & Telephone Corp. (Communication Services)	11,960,130
91,623	Nippon Yusen KK (Industrials)(a)	8,488,104

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,518	Nissan Chemical Corp. (Materials)	$1,214,387
66,816	Nisshin Seifun Group, Inc. (Consumer Staples)	945,605
17,465	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	1,390,528
36,197	Nitori Holdings Co. Ltd. (Consumer Discretionary)	5,419,729
18,668	Nitto Denko Corp. (Materials)	1,353,400
944	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,244,187
59,907	Nomura Research Institute Ltd. (Information Technology)	2,067,552
187,813	NTT Data Corp. (Information Technology)	3,543,457
116,060	Obayashi Corp. (Industrials)	968,384
5,239	Obic Co. Ltd. (Information Technology)	832,873
262,088	Olympus Corp. (Health Care)	5,232,658
49,233	Omron Corp. (Information Technology)	3,317,109
69,111	Ono Pharmaceutical Co. Ltd. (Health Care)	1,696,047
20,418	Open House Group Co. Ltd. (Consumer Discretionary)	921,846
26,361	Oracle Corp. Japan (Information Technology)	1,867,643
12,605	Oriental Land Co. Ltd. (Consumer Discretionary)	2,312,513
136,446	ORIX Corp. (Financials)	2,704,634
476	Orix JREIT, Inc. REIT (Real Estate)	664,974
58,292	Osaka Gas Co. Ltd. (Utilities)	1,067,400
21,787	Otsuka Corp. (Information Technology)	838,944
43,911	Otsuka Holdings Co. Ltd. (Health Care)	1,510,912
48,833	Pan Pacific International Holdings Corp. (Consumer Discretionary)	797,100
185,308	Panasonic Corp. (Consumer Discretionary)	1,914,621
190,812	Persol Holdings Co. Ltd. (Industrials)	4,231,247
277,586	Pola Orbis Holdings, Inc. (Consumer Staples)	4,328,582
190,812	Rakuten Group, Inc. (Consumer Discretionary)	1,613,639
263,206	Recruit Holdings Co. Ltd. (Industrials)	11,012,717
292,390	Renesas Electronics Corp. (Information Technology)*	3,401,802
313,463	Resona Holdings, Inc. (Financials)	1,409,257
678,824	Ricoh Co. Ltd. (Information Technology)	5,770,078
10,642	Rinnai Corp. (Consumer Discretionary)	870,394
203,894	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)(a)	2,990,032
16,076	Secom Co. Ltd. (Industrials)	1,175,534

Common Stocks – (continued)
Japan – (continued)
161,512	Seiko Epson Corp. (Information Technology)	2,472,287
81,185	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,325,887
82,040	Sekisui House Ltd. (Consumer Discretionary)	1,671,073
113,707	Seven & i Holdings Co. Ltd. (Consumer Staples)	5,519,738
31,337	SG Holdings Co. Ltd. (Industrials)	661,703
112,632	Sharp Corp. (Consumer Discretionary)(a)	1,059,088
55,664	Shimadzu Corp. (Information Technology)	1,983,944
8,788	Shimano, Inc. (Consumer Discretionary)	2,028,088
25,169	Shin-Etsu Chemical Co. Ltd. (Materials)	3,861,396
23,472	Shionogi & Co. Ltd. (Health Care)	1,557,192
144,561	Shiseido Co. Ltd. (Consumer Staples)	8,241,264
92,713	Shizuoka Bank Ltd. (The) (Financials)	688,254
2,197	SMC Corp. (Industrials)	1,298,076
324,678	SoftBank Corp. (Communication Services)	4,088,955
134,155	SoftBank Group Corp. (Communication Services)	5,969,563
17,831	Sohgo Security Services Co. Ltd. (Industrials)	640,941
59,735	Sompo Holdings, Inc. (Financials)	2,603,601
114,323	Sony Group Corp. (Consumer Discretionary)	11,722,636
31,316	Square Enix Holdings Co. Ltd. (Communication Services)	1,511,760
49,094	Subaru Corp. (Consumer Discretionary)	807,115
44,303	SUMCO Corp. (Information Technology)	725,850
948,468	Sumitomo Chemical Co. Ltd. (Materials)	4,529,259
259,040	Sumitomo Corp. (Industrials)	4,214,812
434,926	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	4,769,364
57,923	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	765,685
167,609	Sumitomo Mitsui Financial Group, Inc. (Financials)	5,997,106
44,588	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	1,591,115
72,011	Suntory Beverage & Food Ltd. (Consumer Staples)	2,876,063
53,067	Sysmex Corp. (Health Care)	4,203,892
131,175	Taisei Corp. (Industrials)	4,344,976
30,124	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,493,449
289,300	Takeda Pharmaceutical Co. Ltd. (Health Care)	8,793,916
50,642	Terumo Corp. (Health Care)	1,630,833

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
37,479	TIS, Inc. (Information Technology)	$878,605
27,602	Toho Co. Ltd. (Communication Services)	1,146,738
70,158	Tokio Marine Holdings, Inc. (Financials)	4,004,504
26,554	Tokyo Electron Ltd. (Information Technology)	12,857,969
81,092	Tokyo Gas Co. Ltd. (Utilities)	1,653,171
125,016	TOPPAN, Inc. (Industrials)	2,449,847
114,472	Toray Industries, Inc. (Materials)	655,673
33,487	Toshiba Corp. (Industrials)	1,330,758
25,020	TOTO Ltd. (Industrials)	1,050,330
36,813	Toyo Suisan Kaisha Ltd. (Consumer Staples)	1,546,993
15,819	Toyota Industries Corp. (Industrials)	1,200,417
755,253	Toyota Motor Corp. (Consumer Discretionary)	14,023,083
26,943	Trend Micro, Inc. (Information Technology)	1,497,158
41,411	Tsuruha Holdings, Inc. (Consumer Staples)	3,304,251
54,915	Unicharm Corp. (Consumer Staples)	2,059,760
47,577	USS Co. Ltd. (Consumer Discretionary)	786,513
158,877	Welcia Holdings Co. Ltd. (Consumer Staples)	4,227,984
18,343	Yakult Honsha Co. Ltd. (Consumer Staples)	992,202
158,395	Yamato Holdings Co. Ltd. (Industrials)	3,091,573
67,102	Yokogawa Electric Corp. (Information Technology)	1,074,914
262,927	ZOZO, Inc. (Consumer Discretionary)	7,419,255

		599,986,693

Jordan – 0.1%
93,111	Hikma Pharmaceuticals PLC (Health Care)	2,602,328

Luxembourg – 0.5%
435,464	ArcelorMittal (Materials)	13,550,886
33,480	Eurofins Scientific SE (Health Care)	3,404,734

		16,955,620

Netherlands – 4.6%
67,283	ABN AMRO Bank NV (Financials)(b)	896,439
472	Adyen NV (Information Technology)*(b)	988,413
822,129	Aegon NV (Financials)	4,076,880
20,612	Akzo Nobel NV (Materials)	1,967,870
7,706	ASM International NV (Information Technology)	2,494,481
49,829	ASML Holding NV (Information Technology)	33,519,210
7,847	Euronext NV (Financials)(b)	712,592
57,839	EXOR NV (Financials)	4,404,613

Common Stocks – (continued)
Netherlands – (continued)
52,194	Heineken Holding NV (Consumer Staples)	4,264,920
25,883	Heineken NV (Consumer Staples)(a)	2,627,509
11,594	IMCD NV (Industrials)	1,884,339
395,658	ING Groep NV (Financials)	4,665,345
93,054	JDE Peet’s NV (Consumer Staples)	3,059,773
457,945	Koninklijke Ahold Delhaize NV (Consumer Staples)	14,134,724
25,269	Koninklijke DSM NV (Materials)	4,748,334
404,381	Koninklijke KPN NV (Communication Services)	1,385,313
178,211	Koninklijke Philips NV (Health Care)	6,073,057
96,595	NN Group NV (Financials)	4,641,440
90,471	Randstad NV (Industrials)	6,168,156
1,146,666	Shell PLC (Energy)	30,340,004
63,098	Universal Music Group NV (Communication Services)	1,440,822
94,439	Wolters Kluwer NV (Industrials)	9,633,635

		144,127,869

New Zealand – 0.2%
175,236	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	3,262,438
492,489	Spark New Zealand Ltd. (Communication Services)	1,501,480
31,822	Xero Ltd. (Information Technology)*	2,164,379

		6,928,297

Norway – 0.5%
98,201	DNB Bank ASA (Financials)	2,201,067
67,968	Equinor ASA (Energy)	2,152,200
230,076	Gjensidige Forsikring ASA (Financials)	5,701,109
56,810	Mowi ASA (Consumer Staples)	1,462,622
251,847	Norsk Hydro ASA (Materials)	2,393,129
128,352	Orkla ASA (Consumer Staples)	1,204,753
88,663	Telenor ASA (Communication Services)	1,315,277

		16,430,157

Poland – 0.1%
269,246	InPost SA (Industrials)*	1,668,738

Portugal – 0.3%
173,147	EDP – Energias de Portugal SA (Utilities)	848,706
385,496	Jeronimo Martins SGPS SA (Consumer Staples)	8,410,817

		9,259,523

Russia – 0.1%
94,755	Coca-Cola HBC AG (Consumer Staples)*	2,420,700
259,846	Raspadskaya OJSC (Materials)(c)	633,770

		3,054,470

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Singapore – 1.2%
359,157	DBS Group Holdings Ltd. (Financials)	$8,948,167
662,446	Mapletree Logistics Trust REIT (Real Estate)	854,013
820,471	Oversea-Chinese Banking Corp. Ltd. (Financials)	7,053,591
1,240,187	Singapore Exchange Ltd. (Financials)	8,533,166
799,795	Singapore Telecommunications Ltd. (Communication Services)	1,484,757
148,222	STMicroelectronics NV (Information Technology)	6,316,366
231,931	United Overseas Bank Ltd. (Financials)	5,110,359
77,479	Venture Corp. Ltd. (Information Technology)	1,000,558

		39,300,977

South Africa – 0.2%
130,232	Anglo American PLC (Materials)	6,680,267

Spain – 2.0%
279,227	ACS Actividades de Construccion y Servicios SA (Industrials)(a)	6,843,361
663,922	Banco Bilbao Vizcaya Argentaria SA (Financials)	3,944,846
1,495,425	Banco Santander SA (Financials)	5,012,951
1,501,315	CaixaBank SA (Financials)	4,957,657
20,217	Cellnex Telecom SA (Communication Services)*(b)	922,843
91,626	Enagas SA (Utilities)	1,947,654
68,248	Endesa SA (Utilities)	1,507,444
50,907	Ferrovial SA (Industrials)	1,396,305
116,800	Grifols SA (Health Care)	2,232,195
666,911	Iberdrola SA (Utilities)	7,625,581
292,441	Industria de Diseno Textil SA (Consumer Discretionary)	7,751,889
74,054	Naturgy Energy Group SA (Utilities)	1,998,755
124,344	Red Electrica Corp. SA (Utilities)(a)	2,489,497
713,512	Repsol SA (Energy)	9,317,274
1,069,904	Telefonica SA (Communication Services)	5,138,541

		63,086,793

Sweden – 2.6%
35,938	Alfa Laval AB (Industrials)	1,180,392
73,359	Assa Abloy AB, Class B (Industrials)	1,955,577
81,485	Atlas Copco AB, Class A (Industrials)	4,268,418
37,815	Atlas Copco AB, Class B (Industrials)	1,733,652
38,345	Electrolux AB, Class B (Consumer Discretionary)	693,714
52,614	Epiroc AB, Class A (Industrials)	998,128
50,264	Epiroc AB, Class B (Industrials)	820,674

Common Stocks – (continued)
Sweden – (continued)
118,564	EQT AB (Financials)	4,031,191
48,149	Essity AB, Class B (Consumer Staples)	1,248,338
16,940	Fastighets AB Balder, Class B (Real Estate)*	1,064,695
30,772	Getinge AB, Class B (Health Care)	1,208,292
194,883	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	3,313,230
211,776	Hexagon AB, Class B (Information Technology)	2,888,915
186,677	Husqvarna AB, Class B (Industrials)	2,263,692
63,693	Industrivarden AB, Class A (Financials)	1,776,186
56,163	Industrivarden AB, Class C (Financials)	1,540,612
65,067	Investment AB Latour, Class B (Industrials)	1,822,086
137,183	Investor AB, Class A (Financials)	3,068,311
320,533	Investor AB, Class B (Financials)	6,591,877
57,752	Kinnevik AB, Class B (Financials)*	1,487,520
21,663	L E Lundbergforetagen AB, Class B (Financials)	1,057,650
33,506	Lifco AB, Class B (Industrials)	769,649
37,039	Lundin Energy AB (Energy)	1,372,353
225,305	Nibe Industrier AB, Class B (Industrials)	2,027,177
30,068	Sagax AB, Class B (Real Estate)	828,302
53,795	Sandvik AB (Industrials)	1,179,270
200,515	Securitas AB, Class B (Industrials)	2,442,118
175,063	Skandinaviska Enskilda Banken AB, Class A (Financials)	2,034,753
230,097	Skanska AB, Class B (Industrials)	5,253,746
59,947	Svenska Cellulosa AB SCA, Class B (Materials)	987,663
180,039	Svenska Handelsbanken AB, Class A (Financials)	1,732,061
136,776	Swedbank AB, Class A (Financials)	2,224,773
1,017,033	Swedish Match AB (Consumer Staples)	7,471,877
150,956	Tele2 AB, Class B (Communication Services)	2,011,264
452,147	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	4,210,943
359,069	Telia Co. AB (Communication Services)	1,343,532
61,870	Volvo AB, Class B (Industrials)	1,204,728

		82,107,359

Switzerland – 8.5%
171,609	ABB Ltd. (Industrials)	5,826,607
25,119	Adecco Group AG (Industrials)	1,192,088
23,043	Alcon, Inc. (Health Care)	1,785,271
1,478	Bachem Holding AG, Class B (Health Care)	879,599
8,091	Baloise Holding AG (Financials)	1,359,009

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
808	Barry Callebaut AG (Consumer Staples)	$1,867,088
467	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	4,975,666
49,868	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	6,799,811
39,229	Clariant AG (Materials)*	709,154
96,426	Credit Suisse Group AG (Financials)	815,173
3,187	EMS-Chemie Holding AG (Materials)	3,155,910
5,216	Geberit AG (Industrials)	3,419,154
1,278	Givaudan SA (Materials)	5,364,410
79,327	Holcim Ltd. (Materials)*	3,985,156
12,148	Julius Baer Group Ltd. (Financials)	712,368
44,564	Kuehne + Nagel International AG (Industrials)	12,211,444
62,679	Logitech International SA (Information Technology)	4,707,159
7,036	Lonza Group AG (Health Care)	4,888,273
429,406	Nestle SA (Consumer Staples)	56,062,184
307,008	Novartis AG (Health Care)	26,884,324
9,213	Partners Group Holding AG (Financials)	12,517,308
12,327	Roche Holding AG-BR (Health Care)(a)	5,164,858
114,703	Roche Holding AG-Genusschein (Health Care)	43,739,544
6,771	Schindler Holding AG (Industrials)	1,527,709
7,687	Schindler Holding AG Participation Certificates (Industrials)	1,772,086
2,611	SGS SA (Industrials)	7,499,030
17,124	Sika AG (Materials)	5,711,422
4,950	Sonova Holding AG (Health Care)	1,926,154
4,912	Straumann Holding AG (Health Care)	7,814,120
13,118	Swatch Group AG (The) – Bearer (Consumer Discretionary)	4,076,453
59,128	Swatch Group AG (The) – Registered (Consumer Discretionary)	3,531,761
5,332	Swiss Life Holding AG (Financials)	3,256,911
18,838	Swiss Prime Site AG (Real Estate)	1,851,050
5,464	Swisscom AG (Communication Services)	3,279,174
397,197	UBS Group AG (Financials)	7,310,122
4,023	VAT Group AG (Industrials)(b)	1,527,727
9,974	Vifor Pharma AG (Health Care)	1,751,932
13,740	Zurich Insurance Group AG (Financials)	6,314,005

		268,171,214

Taiwan – 0.0%
8,238	Sea Ltd. ADR (Communication Services)*	1,199,453

United Kingdom – 11.0%
166,592	3i Group PLC (Financials)	2,985,175
1,022,812	abrdn PLC (Financials)	2,836,665

Common Stocks – (continued)
United Kingdom – (continued)
327,287	Admiral Group PLC (Financials)	13,073,124
79,035	Ashtead Group PLC (Industrials)	5,170,767
119,602	Associated British Foods PLC (Consumer Staples)	3,081,140
171,152	AstraZeneca PLC (Health Care)	20,803,386
1,123,187	Auto Trader Group PLC (Communication Services)(b)	9,991,654
1,241,467	Aviva PLC (Financials)	6,992,773
395,458	BAE Systems PLC (Industrials)	3,818,241
2,058,283	Barclays PLC (Financials)	5,050,601
296,579	Barratt Developments PLC (Consumer Discretionary)	2,431,383
20,802	Berkeley Group Holdings PLC (Consumer Discretionary)	1,087,416
2,170,648	BP PLC (Energy)	10,588,278
323,671	British American Tobacco PLC (Consumer Staples)	14,164,230
575,173	BT Group PLC (Communication Services)	1,437,363
77,389	Bunzl PLC (Industrials)	3,082,913
349,531	Burberry Group PLC (Consumer Discretionary)	9,098,278
1,008,524	CK Hutchison Holdings Ltd. (Industrials)	7,066,651
322,993	CNH Industrial NV (Industrials)	4,652,729
69,297	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,548,699
61,148	Compass Group PLC (Consumer Discretionary)	1,389,849
45,807	Croda International PLC (Materials)	4,599,784
40,264	DCC PLC (Industrials)	3,165,821
214,894	Diageo PLC (Consumer Staples)	10,740,447
156,917	Entain PLC (Consumer Discretionary)*	3,545,552
127,735	Experian PLC (Industrials)	5,026,825
753,062	GlaxoSmithKline PLC (Health Care)	15,615,052
59,781	Halma PLC (Information Technology)	1,933,892
408,899	Hargreaves Lansdown PLC (Financials)	6,224,326
1,413,094	HSBC Holdings PLC (Financials)	9,756,917
248,941	Imperial Brands PLC (Consumer Staples)	5,474,534
25,892	Intertek Group PLC (Industrials)	1,870,434
3,289,921	J Sainsbury PLC (Consumer Staples)	12,170,097
3,569,701	JD Sports Fashion PLC (Consumer Discretionary)	7,232,369
89,990	Johnson Matthey PLC (Materials)	2,273,612
1,299,992	Kingfisher PLC (Consumer Discretionary)	5,340,940
67,306	Land Securities Group PLC REIT (Real Estate)	717,225
1,066,144	Legal & General Group PLC (Financials)	3,965,344

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
11,488,284	Lloyds Banking Group PLC (Financials)	$7,465,970
12,767	London Stock Exchange Group PLC (Financials)	1,126,135
1,671,069	Melrose Industries PLC (Industrials)	3,323,999
402,793	National Grid PLC (Utilities)	6,111,383
617,807	NatWest Group PLC (Financials)	1,904,082
69,102	Next PLC (Consumer Discretionary)	6,362,285
42,570	Ocado Group PLC (Consumer Staples)*	784,235
205,340	Pearson PLC (Communication Services)	1,785,338
225,784	Phoenix Group Holdings PLC (Financials)	1,874,023
79,642	Prudential PLC (Financials)	1,214,461
70,391	Reckitt Benckiser Group PLC (Consumer Staples)	5,970,005
261,679	RELX PLC (Industrials)	8,008,772
240,526	Rentokil Initial PLC (Industrials)	1,638,802
756,624	Sage Group PLC (The) (Information Technology)	7,134,831
50,417	Schroders PLC (Financials)	2,072,705
338,621	Segro PLC REIT (Real Estate)	5,913,299
72,637	Severn Trent PLC (Utilities)	2,802,971
214,200	Smith & Nephew PLC (Health Care)	3,842,578
18,012	Spirax-Sarco Engineering PLC (Industrials)	2,886,821
88,435	SSE PLC (Utilities)	2,022,521
261,262	St James’s Place PLC (Financials)	4,919,947
223,605	Standard Chartered PLC (Financials)	1,598,518
1,026,593	Taylor Wimpey PLC (Consumer Discretionary)	2,069,591
1,006,298	Tesco PLC (Consumer Staples)	3,912,207
249,644	Unilever PLC (Consumer Staples)	12,549,276
136,277	United Utilities Group PLC (Utilities)	1,964,721
4,507,327	Vodafone Group PLC (Communication Services)	7,949,108
372,495	WPP PLC (Communication Services)	5,285,336

		346,498,406

United States – 1.5%
63,810	Bausch Health Cos., Inc. (Health Care)*	1,533,935
111,503	Ferguson PLC (Industrials)	17,077,892
61,429	Inmode Ltd. (Health Care)*	2,622,404
86,243	James Hardie Industries PLC CDI (Materials)	2,794,298
55,602	QIAGEN NV (Health Care)*	2,797,858
67,737	Schneider Electric SE (Industrials)	10,634,774

Common Stocks – (continued)
United States – (continued)
250,535	Stellantis NV (Consumer Discretionary)	4,606,535
35,680	Swiss Re AG (Financials)	3,415,355
136,290	Tenaris SA (Energy)	1,766,555

		47,249,606

Zambia – 0.1%
74,686	First Quantum Minerals Ltd. (Materials)	2,188,732

TOTAL COMMON STOCKS
(Cost $2,730,310,768)		$3,115,474,020

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
42,569	Bayerische Motoren Werke AG (Consumer Discretionary)	2.98%	$3,485,606
107,208	FUCHS PETROLUB SE (Materials)	2.84	4,274,771
27,005	Henkel AG & Co. KGaA (Consumer Staples)	2.85	2,148,721
9,533	Porsche Automobil Holding SE (Consumer Discretionary)	2.70	973,095
5,157	Sartorius AG (Health Care)	0.18	2,283,342
25,144	Volkswagen AG (Consumer Discretionary)	3.06	5,028,162

TOTAL PREFERRED STOCKS
(Cost $18,536,036)			$18,193,697

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,748,846,804)			$3,133,667,717

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
46,969,960	0.026%	$46,969,960
(Cost $46,969,960)

TOTAL INVESTMENTS – 101.2%
(Cost $2,795,816,764)		$3,180,637,677

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.2)%		(38,259,027)

NET ASSETS – 100.0%		$3,142,378,650

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini MSCI EAFE Index Future	62	03/18/22	$6,879,210	$(183,830)

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:
Sector Name	% of Market Value
Financials	18.2%
Industrials	14.7%
Consumer Staples	13.4%
Health Care	12.1%
Consumer Discretionary	11.2%
Materials	8.2%
Information Technology	8.0%
Communication Services	4.7%
Energy	4.3%
Utilities	3.3%
Real Estate	1.9%

TOTAL INVESTMENTS	100.0%

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.4%
1,664	Capcom Co. Ltd.	$40,092
3,606	CyberAgent, Inc.	46,525
710	Dentsu Group, Inc.	28,203
2,371	Hakuhodo DY Holdings, Inc.	31,208
1,284	Kakaku.com, Inc.	27,915
6,017	KDDI Corp.	196,222
181	Koei Tecmo Holdings Co. Ltd.	6,247
437	Konami Holdings Corp.	24,587
1,160	Nexon Co. Ltd.	25,058
346	Nintendo Co. Ltd.	174,299
6,513	Nippon Telegraph & Telephone Corp.	186,215
9,711	SoftBank Corp.	122,299
3,937	SoftBank Group Corp.	175,187
683	Square Enix Holdings Co. Ltd.	32,971
418	Toho Co. Ltd.	17,366
5,939	Z Holdings Corp.	28,753

		1,163,147

Consumer Discretionary – 18.1%
678	Aisin Corp.	24,636
676	Bandai Namco Holdings, Inc.	49,126
1,813	Bridgestone Corp.	74,378
1,214	Denso Corp.	84,819
153	Fast Retailing Co. Ltd.	82,136
88	Hikari Tsushin, Inc.	10,850
8,120	Honda Motor Co. Ltd.	248,517
863	Iida Group Holdings Co. Ltd.	15,908
6,310	Isuzu Motors Ltd.	85,302
153	Koito Manufacturing Co. Ltd.	7,864
14,537	Mazda Motor Corp.*	108,041
530	McDonald’s Holdings Co. Japan Ltd.	22,732
337	Mercari, Inc.*	10,387
3,762	Nissan Motor Co. Ltd.*	17,811
333	Nitori Holdings Co. Ltd.	49,860
554	Open House Group Co. Ltd.	25,012
323	Oriental Land Co. Ltd.	59,258
1,728	Pan Pacific International Holdings Corp.	28,206
6,183	Panasonic Corp.	63,883
3,792	Rakuten Group, Inc.	32,068
179	Rinnai Corp.	14,640
2,072	Ryohin Keikaku Co. Ltd.(a)	30,385
1,683	Sekisui Chemical Co. Ltd.	27,486
2,034	Sekisui House Ltd.	41,431
4,596	Sharp Corp.(a)	43,217
236	Shimano, Inc.	54,464
3,901	Sony Group Corp.	400,007
332	Stanley Electric Co. Ltd.	7,861
1,608	Subaru Corp.	26,436
1,426	Sumitomo Electric Industries Ltd.	18,850
694	Suzuki Motor Corp.	27,555
32,670	Toyota Motor Corp.	606,597
1,001	USS Co. Ltd.	16,548
408	Yamaha Corp.	18,987
1,486	Yamaha Motor Co. Ltd.	33,236
1,317	ZOZO, Inc.	37,163

		2,505,657

Common Stocks – (continued)
Consumer Staples – 8.5%
2,889	Aeon Co. Ltd.(a)	65,155
2,167	Ajinomoto Co., Inc.	62,823
1,421	Asahi Group Holdings Ltd.	57,296
188	Cosmos Pharmaceutical Corp.	25,905
635	Ito En Ltd.	36,388
4,858	Japan Tobacco, Inc.	89,420
1,610	Kao Corp.	75,206
641	Kikkoman Corp.	47,529
2,890	Kirin Holdings Co. Ltd.	47,863
319	Kobayashi Pharmaceutical Co. Ltd.	27,198
306	Kobe Bussan Co. Ltd.	10,056
310	Kose Corp.	35,340
853	Lawson, Inc.(a)	35,549
1,808	Lion Corp.	23,625
662	MEIJI Holdings Co. Ltd.	39,717
1,481	Nisshin Seifun Group, Inc.	20,960
430	Nissin Foods Holdings Co. Ltd.	34,236
1,497	Pola Orbis Holdings, Inc.	23,344
2,845	Seven & i Holdings Co. Ltd.	138,106
1,218	Shiseido Co. Ltd.	69,437
1,094	Suntory Beverage & Food Ltd.	43,694
760	Toyo Suisan Kaisha Ltd.	31,937
366	Tsuruha Holdings, Inc.	29,204
1,241	Unicharm Corp.	46,548
1,215	Welcia Holdings Co. Ltd.	32,333
491	Yakult Honsha Co. Ltd.	26,559

		1,175,428

Energy – 1.2%
6,862	ENEOS Holdings, Inc.	27,037
1,494	Idemitsu Kosan Co. Ltd.	39,952
10,374	Inpex Corp.	106,735

		173,724

Financials – 10.5%
1,434	Chiba Bank Ltd. (The)	9,076
3,791	Concordia Financial Group Ltd.	15,503
6,166	Dai-ichi Life Holdings, Inc.	128,915
6,845	Daiwa Securities Group, Inc.	40,520
2,070	Japan Exchange Group, Inc.	38,821
2,348	Japan Post Bank Co. Ltd.(a)	20,672
15,553	Japan Post Holdings Co. Ltd.*	128,840
5,760	Japan Post Insurance Co. Ltd.	98,721
4,981	Mitsubishi HC Capital, Inc.	25,905
32,737	Mitsubishi UFJ Financial Group, Inc.	202,604
8,295	Mizuho Financial Group, Inc.	109,832
1,926	MS&AD Insurance Group Holdings, Inc.	65,301
4,024	Nomura Holdings, Inc.	18,388
3,671	ORIX Corp.	72,767
6,809	Resona Holdings, Inc.	30,612
1,045	SBI Holdings, Inc.	27,219
2,790	Shizuoka Bank Ltd. (The)	20,712
1,784	Sompo Holdings, Inc.	77,757
3,887	Sumitomo Mitsui Financial Group, Inc.	139,078
908	Sumitomo Mitsui Trust Holdings, Inc.	32,402
1,112	T&D Holdings, Inc.	16,259

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,237	Tokio Marine Holdings, Inc.	$127,684
66	Tokyo Century Corp.	2,888

		1,450,476

Health Care – 9.2%
1,189	Asahi Intecc Co. Ltd.	25,354
8,391	Astellas Pharma, Inc.	139,771
2,252	Chugai Pharmaceutical Co. Ltd.	74,301
5,187	Daiichi Sankyo Co. Ltd.	125,807
862	Eisai Co. Ltd.	42,795
1,224	Hoya Corp.	157,869
1,280	Kyowa Kirin Co. Ltd.	32,829
1,242	M3, Inc.	46,035
1,804	Medipal Holdings Corp.	32,846
371	Nippon Shinyaku Co. Ltd.	23,998
3,747	Olympus Corp.	74,810
1,869	Ono Pharmaceutical Co. Ltd.	45,867
1,777	Otsuka Holdings Co. Ltd.	61,144
2,117	Santen Pharmaceutical Co. Ltd.	23,968
939	Shionogi & Co. Ltd.	62,296
2,694	Sumitomo Dainippon Pharma Co. Ltd.	29,542
699	Sysmex Corp.	55,374
412	Taisho Pharmaceutical Holdings Co. Ltd.	20,426
5,085	Takeda Pharmaceutical Co. Ltd.	154,570
1,571	Terumo Corp.	50,591

		1,280,193

Industrials – 20.2%
1,276	AGC, Inc.	56,391
236	ANA Holdings, Inc.*	5,177
793	Benefit One, Inc.	18,184
215	Central Japan Railway Co.	28,916
1,322	Dai Nippon Printing Co. Ltd.	34,285
98	Daifuku Co. Ltd.	7,028
667	Daikin Industries Ltd.	122,802
551	East Japan Railway Co.	32,579
330	FANUC Corp.	60,613
517	Fuji Electric Co. Ltd.	26,304
645	Hankyu Hanshin Holdings, Inc.	19,237
8,941	Hino Motors Ltd.	83,607
147	Hitachi Construction Machinery Co. Ltd.	3,578
3,258	Hitachi Ltd.	159,824
172	Hoshizaki Corp.	11,917
4,452	ITOCHU Corp.	144,683
384	Japan Airlines Co. Ltd.*	7,658
1,231	Kajima Corp.	16,502
161	Keio Corp.	6,570
214	Keisei Electric Railway Co. Ltd.	5,983
360	Kintetsu Group Holdings Co. Ltd.*	10,799
1,700	Komatsu Ltd.	39,004
2,094	Kubota Corp.	37,489
479	Kurita Water Industries Ltd.	19,547
1,102	Lixil Corp.	24,446
440	Makita Corp.	15,568
17,524	Marubeni Corp.	183,114
1,180	MINEBEA MITSUMI, Inc.	25,572

Common Stocks – (continued)
Industrials – (continued)
1,432	MISUMI Group, Inc.	45,568
4,866	Mitsubishi Corp.	163,545
4,788	Mitsubishi Electric Corp.	57,431
380	Mitsubishi Heavy Industries Ltd.	11,204
7,489	Mitsui & Co. Ltd.	186,323
543	Mitsui OSK Lines Ltd.	44,034
474	Miura Co. Ltd.	12,902
1,924	MonotaRO Co. Ltd.	35,916
571	NGK Insulators Ltd.	8,825
836	Nidec Corp.	71,736
1,179	Nihon M&A Center Holdings, Inc.	17,023
371	Nippon Express Holdings, Inc.	22,484
1,191	Nippon Yusen KK	110,336
1,514	Obayashi Corp.	12,633
468	Odakyu Electric Railway Co. Ltd.	7,696
1,926	Persol Holdings Co. Ltd.	42,709
4,353	Recruit Holdings Co. Ltd.	182,132
415	Secom Co. Ltd.	30,346
690	SG Holdings Co. Ltd.	14,570
1,446	Shimizu Corp.	9,554
119	SMC Corp.	70,310
295	Sohgo Security Services Co. Ltd.	10,604
4,038	Sumitomo Corp.	65,702
2,772	Taisei Corp.	91,818
582	Tobu Railway Co. Ltd.	14,275
1,272	Tokyu Corp.	16,920
2,928	TOPPAN, Inc.	57,378
990	Toshiba Corp.	39,342
654	TOTO Ltd.	27,455
256	Toyota Industries Corp.	19,426
439	Toyota Tsusho Corp.	18,162
316	West Japan Railway Co.	13,587
2,208	Yamato Holdings Co. Ltd.	43,096
568	Yaskawa Electric Corp.(a)	22,538

		2,804,957

Information Technology – 15.6%
905	Advantest Corp.	71,269
624	Azbil Corp.	23,459
2,660	Brother Industries Ltd.	48,177
3,669	Canon, Inc.	85,963
128	Disco Corp.	35,730
1,611	FUJIFILM Holdings Corp.	101,577
917	Fujitsu Ltd.	131,887
52	GMO Payment Gateway, Inc.	4,953
546	Hamamatsu Photonics KK	27,448
201	Hirose Electric Co. Ltd.	29,930
462	Ibiden Co. Ltd.	22,142
827	Itochu Techno-Solutions Corp.	21,247
567	Keyence Corp.	264,756
894	Kyocera Corp.	51,067
326	Lasertec Corp.	58,987
1,844	Murata Manufacturing Co. Ltd.	124,673
2,586	NEC Corp.	111,254
1,414	Nomura Research Institute Ltd.	48,801
3,552	NTT Data Corp.	67,015

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
128	Obic Co. Ltd.	$20,349
707	Omron Corp.	47,635
295	Oracle Corp. Japan	20,900
695	Otsuka Corp.	26,762
5,097	Renesas Electronics Corp.*	59,301
13,824	Ricoh Co. Ltd.	117,506
262	Rohm Co. Ltd.	20,541
616	SCSK Corp.	10,472
3,976	Seiko Epson Corp.	60,861
1,089	Shimadzu Corp.	38,814
1,220	SUMCO Corp.	19,988
619	TDK Corp.	24,722
1,311	TIS, Inc.	30,733
556	Tokyo Electron Ltd.	269,226
703	Trend Micro, Inc.	39,064
1,333	Yokogawa Electric Corp.	21,353

		2,158,562

Materials – 4.7%
2,648	Asahi Kasei Corp.	24,773
1,937	Hitachi Metals Ltd.*	34,426
1,781	JFE Holdings, Inc.	26,597
1,015	JSR Corp.	31,638
562	Kansai Paint Co. Ltd.	11,218
12,980	Mitsubishi Chemical Holdings Corp.	92,119
357	Mitsubishi Gas Chemical Co., Inc.	6,314
300	Mitsui Chemicals, Inc.	7,653
999	Nippon Sanso Holdings Corp.	19,447
4,318	Nippon Steel Corp.	79,049
517	Nissan Chemical Corp.	29,177
418	Nitto Denko Corp.	30,304
1,615	Oji Holdings Corp.	8,231
846	Shin-Etsu Chemical Co. Ltd.	129,792
18,521	Sumitomo Chemical Co. Ltd.	88,444
244	Sumitomo Metal Mining Co. Ltd.	12,173
3,312	Toray Industries, Inc.	18,971
443	Tosoh Corp.	6,877

		657,203

Real Estate – 2.9%
431	Daito Trust Construction Co. Ltd.	47,600
1,852	Daiwa House Industry Co. Ltd.	52,565
13	Daiwa House REIT Investment Corp. REIT	35,160
13	GLP J REIT	19,369
1,854	Hulic Co. Ltd.	16,854
19	Japan Metropolitan Fund Invest REIT	15,358
4	Japan Real Estate Investment Corp. REIT	21,289
2,490	Mitsubishi Estate Co. Ltd.	37,985
2,078	Mitsui Fudosan Co. Ltd.	46,134
4	Nippon Building Fund, Inc. REIT	22,852
5	Nippon Prologis REIT, Inc. REIT	14,652
1,090	Nomura Real Estate Holdings, Inc.	27,114
12	Nomura Real Estate Master Fund, Inc. REIT	15,816
9	Orix JREIT, Inc. REIT	12,573

Common Stocks – (continued)
Real Estate – (continued)
512	Sumitomo Realty & Development Co. Ltd.	15,052

		400,373

Utilities – 0.5%
1,472	Chubu Electric Power Co., Inc.	14,736
1,060	Kansai Electric Power Co., Inc. (The)	10,694
986	Osaka Gas Co. Ltd.	18,055
1,006	Tokyo Gas Co. Ltd.	20,509

		63,994

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $12,559,109)		$13,833,714

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
168,842	0.026%	$168,842
(Cost $168,842)

TOTAL INVESTMENTS – 101.0%
(Cost $12,727,951)		$14,002,556

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(140,830)

NET ASSETS – 100.0%		$13,861,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 8.6%
74	Activision Blizzard, Inc.	$6,031
58	Alphabet, Inc., Class A*	156,666
54	Alphabet, Inc., Class C*	145,682
148	AMC Entertainment Holdings, Inc., Class A*(a)	2,791
1,426	AT&T, Inc.	33,782
22	Charter Communications, Inc., Class A*	13,239
760	Comcast Corp., Class A	35,538
48	Electronic Arts, Inc.	6,244
24	Liberty Broadband Corp., Class C*	3,521
1,814	Lumen Technologies, Inc.	18,793
32	Match Group, Inc.*	3,568
454	Meta Platforms, Inc., Class A*	95,808
37	Netflix, Inc.*	14,597
361	Omnicom Group, Inc.	30,284
248	Paramount Global, Class B	7,591
250	Pinterest, Inc., Class A*	6,688
20	ROBLOX Corp., Class A*	1,032
17	Snap, Inc., Class A*	679
7	Take-Two Interactive Software, Inc.*	1,134
51	T-Mobile US, Inc.*	6,284
379	Verizon Communications, Inc.	20,341
129	Walt Disney Co. (The)*	19,151
13	ZoomInfo Technologies, Inc.*	711

		630,155

Consumer Discretionary – 12.6%
127	Advance Auto Parts, Inc.	25,969
80	Amazon.com, Inc.*	245,701
21	AutoZone, Inc.*	39,131
498	Bath & Body Works, Inc.	26,578
136	Best Buy Co., Inc.	13,143
59	Burlington Stores, Inc.*	13,327
30	Caesars Entertainment, Inc.*	2,526
17	CarMax, Inc.*	1,859
5	Carvana Co.*	752
1	Chipotle Mexican Grill, Inc.*	1,523
53	Darden Restaurants, Inc.	7,697
85	Dollar General Corp.	16,859
166	Dollar Tree, Inc.*	23,585
48	Domino’s Pizza, Inc.	20,746
27	DoorDash, Inc., Class A*	2,834
8	D.R. Horton, Inc.	683
190	eBay, Inc.	10,372
69	Etsy, Inc.*	10,687
63	Expedia Group, Inc.*	12,355
1,326	Ford Motor Co.	23,285
114	Garmin Ltd.	12,590
163	Genuine Parts Co.	19,912
209	Home Depot, Inc. (The)	66,008
145	Lennar Corp., Class A	13,033
142	Lowe’s Cos., Inc.	31,391
81	McDonald’s Corp.	19,826
87	MGM Resorts International	3,853
205	NIKE, Inc., Class B	27,993
1	NVR, Inc.*	4,958

Common Stocks – (continued)
Consumer Discretionary – (continued)
57	O’Reilly Automotive, Inc.*	37,007
12	Peloton Interactive, Inc., Class A*	349
41	Pool Corp.	18,802
110	Ross Stores, Inc.	10,053
109	Starbucks Corp.	10,005
201	Target Corp.	40,154
343	TJX Cos., Inc. (The)	22,672
115	Tractor Supply Co.	23,436
77	Ulta Beauty, Inc.*	28,836
137	VF Corp.	7,949
88	Wayfair, Inc., Class A*	12,397
129	Yum! Brands, Inc.	15,813

		926,649

Consumer Staples – 7.2%
410	Archer-Daniels-Midland Co.	32,164
115	Brown-Forman Corp., Class B	7,501
125	Church & Dwight Co., Inc.	12,231
104	Clorox Co. (The)	15,162
457	Coca-Cola Co. (The)	28,444
356	Colgate-Palmolive Co.	27,394
162	Conagra Brands, Inc.	5,665
33	Constellation Brands, Inc., Class A	7,115
78	Estee Lauder Cos., Inc. (The), Class A	23,114
157	General Mills, Inc.	10,587
141	Hershey Co. (The)	28,519
129	Kellogg Co.	8,248
346	Keurig Dr Pepper, Inc.	13,380
93	Kimberly-Clark Corp.	12,104
340	Kraft Heinz Co. (The)	13,335
435	Kroger Co. (The)	20,358
107	McCormick & Co., Inc.	10,183
210	Mondelez International, Inc., Class A	13,751
175	Monster Beverage Corp.*	14,770
263	PepsiCo, Inc.	43,064
350	Procter & Gamble Co. (The)	54,561
155	Sysco Corp.	13,501
408	Tyson Foods, Inc., Class A	37,805
613	Walgreens Boots Alliance, Inc.	28,253
317	Walmart, Inc.	42,846

		524,055

Financials – 13.1%
262	Aflac, Inc.	16,006
227	Allstate Corp. (The)	27,776
639	Ally Financial, Inc.	31,886
118	American Express Co.	22,956
223	American International Group, Inc.	13,657
17	Ameriprise Financial, Inc.	5,096
85	Aon PLC, Class A	24,832
229	Apollo Global Management, Inc.	14,945
112	Arch Capital Group Ltd.*	5,276
1,060	Bank of America Corp.	46,852
156	Bank of New York Mellon Corp. (The)	8,291
325	Berkshire Hathaway, Inc., Class B*	104,471
8	BlackRock, Inc.	5,951

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
259	Blackstone, Inc.	$33,015
221	Capital One Financial Corp.	33,873
169	Charles Schwab Corp. (The)	14,274
35	Chubb Ltd.	7,127
37	Cincinnati Financial Corp.	4,543
649	Citigroup, Inc.	38,440
194	Citizens Financial Group, Inc.	10,169
35	CME Group, Inc.	8,279
66	Coinbase Global, Inc., Class A*	12,591
141	Discover Financial Services	17,405
22	FactSet Research Systems, Inc.	8,934
122	Fifth Third Bancorp	5,836
31	First Republic Bank	5,371
88	Hartford Financial Services Group, Inc. (The)	6,114
40	Huntington Bancshares, Inc.	621
56	Intercontinental Exchange, Inc.	7,175
532	JPMorgan Chase & Co.	75,438
375	KeyCorp	9,401
315	KKR & Co., Inc.	18,938
12	M&T Bank Corp.	2,187
7	Markel Corp.*	8,700
145	Marsh & McLennan Cos., Inc.	22,534
185	MetLife, Inc.	12,497
61	Moody’s Corp.	19,644
233	Morgan Stanley	21,142
14	MSCI, Inc.	7,024
74	Nasdaq, Inc.	12,665
18	Northern Trust Corp.	2,050
65	PNC Financial Services Group, Inc. (The)	12,951
16	Principal Financial Group, Inc.	1,130
98	Progressive Corp. (The)	10,381
185	Prudential Financial, Inc.	20,657
100	Raymond James Financial, Inc.	10,965
270	Regions Financial Corp.	6,531
84	S&P Global, Inc.	31,559
27	Signature Bank	9,312
10	State Street Corp.	853
3	SVB Financial Group*	1,818
534	Synchrony Financial	22,845
72	T. Rowe Price Group, Inc.	10,408
43	Travelers Cos., Inc. (The)	7,389
45	Truist Financial Corp.	2,800
148	US Bancorp	8,368
847	Wells Fargo & Co.	45,204
25	Willis Towers Watson PLC	5,558

		962,711

Health Care – 16.7%
13	10X Genomics, Inc., Class A*	1,059
240	Abbott Laboratories	28,949
355	AbbVie, Inc.	52,458
39	ABIOMED, Inc.*	12,119
111	Agilent Technologies, Inc.	14,470
24	Align Technology, Inc.*	12,275
35	AmerisourceBergen Corp.	4,989
84	Amgen, Inc.	19,024

Common Stocks – (continued)
Health Care – (continued)
68	Anthem, Inc.	30,726
316	Avantor, Inc.*	10,962
129	Baxter International, Inc.	10,961
47	Becton Dickinson and Co.	12,750
30	Biogen, Inc.*	6,330
8	Bio-Rad Laboratories, Inc., Class A*	5,008
11	Bio-Techne Corp.	4,614
190	Boston Scientific Corp.*	8,392
469	Bristol-Myers Squibb Co.	32,206
25	Catalent, Inc.*	2,551
369	Centene Corp.*	30,487
293	Cerner Corp.	27,322
29	Charles River Laboratories International, Inc.*	8,444
125	Cigna Corp.	29,722
20	Cooper Cos., Inc. (The)	8,180
613	CVS Health Corp.	63,537
79	Danaher Corp.	21,678
12	Dexcom, Inc.*	4,967
235	Edwards Lifesciences Corp.*	26,407
70	Elanco Animal Health, Inc.*	1,989
180	Eli Lilly & Co.	44,991
339	Gilead Sciences, Inc.	20,476
48	HCA Healthcare, Inc.	12,015
210	Hologic, Inc.*	14,946
2	Horizon Therapeutics PLC*	182
15	Humana, Inc.	6,515
43	IDEXX Laboratories, Inc.*	22,891
6	Illumina, Inc.*	1,960
5	Insulet Corp.*	1,323
34	Intuitive Surgical, Inc.*	9,871
85	IQVIA Holdings, Inc.*	19,560
553	Johnson & Johnson	91,007
94	Laboratory Corp. of America Holdings*	25,498
47	Masimo Corp.*	7,400
9	McKesson Corp.	2,475
118	Medtronic PLC	12,389
474	Merck & Co., Inc.	36,299
16	Mettler-Toledo International, Inc.*	22,540
52	Moderna, Inc.*	7,987
15	Molina Healthcare, Inc.*	4,603
61	PerkinElmer, Inc.	10,956
1,127	Pfizer, Inc.	52,901
140	Quest Diagnostics, Inc.	18,378
32	Regeneron Pharmaceuticals, Inc.*	19,788
54	ResMed, Inc.	13,325
34	Seagen, Inc.*	4,382
34	STERIS PLC	8,160
39	Stryker Corp.	10,271
15	Teleflex, Inc.	5,045
64	Thermo Fisher Scientific, Inc.	34,816
151	UnitedHealth Group, Inc.	71,856
85	Vertex Pharmaceuticals, Inc.*	19,552
3,108	Viatris, Inc.	34,219
77	Waters Corp.*	24,388
38	West Pharmaceutical Services, Inc.	14,709

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
52	Zimmer Biomet Holdings, Inc.	$6,614
85	Zoetis, Inc.	16,460

		1,223,324

Industrials – 4.9%
97	3M Co.	14,419
134	Carrier Global Corp.	6,014
23	Cintas Corp.	8,632
8	Copart, Inc.*	983
351	CSX Corp.	11,902
14	Deere & Co.	5,040
46	Dover Corp.	7,216
27	Equifax, Inc.	5,895
102	Expeditors International of Washington, Inc.	10,543
433	Fastenal Co.	22,282
85	FedEx Corp.	18,893
55	Fortune Brands Home & Security, Inc.	4,780
5	Generac Holdings, Inc.*	1,577
75	General Electric Co.	7,163
32	IDEX Corp.	6,141
54	Illinois Tool Works, Inc.	11,682
33	J.B. Hunt Transport Services, Inc.	6,697
146	Johnson Controls International PLC	9,484
11	Lyft, Inc., Class A*	428
272	Masco Corp.	15,243
31	Norfolk Southern Corp.	7,952
39	Old Dominion Freight Line, Inc.	12,247
210	Otis Worldwide Corp.	16,449
28	Parker-Hannifin Corp.	8,299
126	Republic Services, Inc.	15,155
22	Rockwell Automation, Inc.	5,865
9	Roper Technologies, Inc.	4,034
242	Southwest Airlines Co.*	10,600
60	Stanley Black & Decker, Inc.	9,762
14	TransUnion	1,271
20	Uber Technologies, Inc.*	721
57	Union Pacific Corp.	14,019
56	United Airlines Holdings, Inc.*	2,486
75	United Parcel Service, Inc., Class B	15,782
21	United Rentals, Inc.*	6,754
22	Verisk Analytics, Inc.	3,902
130	Waste Management, Inc.	18,772
47	W.W. Grainger, Inc.	22,422
53	Xylem, Inc.	4,714

		356,220

Information Technology – 30.3%
156	Accenture PLC, Class A	49,299
85	Adobe, Inc.*	39,753
302	Advanced Micro Devices, Inc.*	37,249
134	Akamai Technologies, Inc.*	14,507
119	Amphenol Corp., Class A	9,045
33	Analog Devices, Inc.	5,290
2,942	Apple, Inc.	485,783
232	Applied Materials, Inc.	31,134
58	Arista Networks, Inc.*	7,118

Common Stocks – (continued)
Information Technology – (continued)
44	Autodesk, Inc.*	9,690
73	Automatic Data Processing, Inc.	14,924
50	Broadcom, Inc.	29,372
29	Broadridge Financial Solutions, Inc.	4,240
103	Cadence Design Systems, Inc.*	15,597
18	CDW Corp.	3,104
963	Cisco Systems, Inc.	53,707
54	Cognex Corp.	3,648
301	Cognizant Technology Solutions Corp., Class A	25,925
207	Corning, Inc.	8,363
298	Dell Technologies, Inc., Class C*	15,186
63	DocuSign, Inc.*	7,461
6	Enphase Energy, Inc.*	1,000
19	Entegris, Inc.	2,479
16	EPAM Systems, Inc.*	3,324
187	Fidelity National Information Services, Inc.	17,808
205	Fiserv, Inc.*	20,022
40	FleetCor Technologies, Inc.*	9,368
59	Fortinet, Inc.*	20,327
73	Gartner, Inc.*	20,471
104	Global Payments, Inc.	13,872
1,897	Hewlett Packard Enterprise Co.	30,200
360	HP, Inc.	12,370
11	HubSpot, Inc.*	5,775
1,055	Intel Corp.	50,323
391	International Business Machines Corp.	47,901
65	Intuit, Inc.	30,834
127	Keysight Technologies, Inc.*	19,986
30	KLA Corp.	10,455
32	Lam Research Corp.	17,963
37	Marvell Technology, Inc.	2,528
77	Mastercard, Inc., Class A	27,783
89	Microchip Technology, Inc.	6,259
224	Micron Technology, Inc.	19,905
1,440	Microsoft Corp.	430,258
15	Monolithic Power Systems, Inc.	6,881
72	Motorola Solutions, Inc.	15,871
264	NetApp, Inc.	20,692
46	Nuance Communications, Inc.*	2,554
388	NVIDIA Corp.	94,614
207	ON Semiconductor Corp.*	12,960
352	Oracle Corp.	26,741
22	Palo Alto Networks, Inc.*	13,074
105	Paychex, Inc.	12,501
92	PayPal Holdings, Inc.*	10,298
88	Qorvo, Inc.*	12,037
253	QUALCOMM, Inc.	43,513
32	RingCentral, Inc., Class A*	4,187
105	salesforce.com, Inc.*	22,106
127	Seagate Technology Holdings PLC	13,101
24	ServiceNow, Inc.*	13,918
43	Skyworks Solutions, Inc.	5,941
284	SS&C Technologies Holdings, Inc.	21,291
23	Synopsys, Inc.*	7,185
62	TE Connectivity Ltd. (Switzerland)	8,831

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
9	Teledyne Technologies, Inc.*	$3,864
120	Teradyne, Inc.	14,150
166	Texas Instruments, Inc.	28,218
97	Trimble, Inc.*	6,766
2	Tyler Technologies, Inc.*	857
93	VeriSign, Inc.*	19,876
188	Visa, Inc., Class A	40,631
116	VMware, Inc., Class A	13,609
222	Western Digital Corp.*	11,309
15	Workday, Inc., Class A*	3,436
31	Zebra Technologies Corp., Class A*	12,814
4	Zendesk, Inc.*	467
13	Zoom Video Communications, Inc., Class A*	1,724

		2,217,623

Materials – 1.6%
11	Air Products and Chemicals, Inc.	2,599
43	Avery Dennison Corp.	7,577
44	Ball Corp.	3,949
20	Celanese Corp.	2,786
188	Corteva, Inc.	9,782
10	Crown Holdings, Inc.	1,227
64	Dow, Inc.	3,773
62	DuPont de Nemours, Inc.	4,797
31	Ecolab, Inc.	5,464
131	Freeport-McMoRan, Inc.	6,150
185	Ginkgo Bioworks Holdings, Inc.*(a)	832
28	International Flavors & Fragrances, Inc.	3,724
293	International Paper Co.	12,754
9	Martin Marietta Materials, Inc.	3,415
178	Nucor Corp.	23,428
35	PPG Industries, Inc.	4,671
73	Sherwin-Williams Co. (The)	19,208
18	Vulcan Materials Co.	3,266

		119,402

Real Estate – 4.7%
96	Alexandria Real Estate Equities, Inc. REIT	18,182
46	American Tower Corp. REIT	10,436
67	AvalonBay Communities, Inc. REIT	15,986
55	Boston Properties, Inc. REIT	6,727
130	Camden Property Trust REIT	21,464
61	Crown Castle International Corp. REIT	10,162
105	Digital Realty Trust, Inc. REIT	14,167
233	Duke Realty Corp. REIT	12,349
7	Equinix, Inc. REIT	4,968
161	Equity Residential REIT	13,733
34	Essex Property Trust, Inc. REIT	10,784
93	Extra Space Storage, Inc. REIT	17,498
186	Healthpeak Properties, Inc. REIT	5,777
388	Invitation Homes, Inc. REIT	14,666
100	Mid-America Apartment Communities, Inc. REIT	20,461
225	Orion Office REIT, Inc. REIT*	3,832
126	Prologis, Inc. REIT	18,377
59	Public Storage REIT	20,946

Common Stocks – (continued)
Real Estate – (continued)
122	Realty Income Corp. REIT	8,063
25	SBA Communications Corp. REIT	7,585
80	Simon Property Group, Inc. REIT	11,005
79	Sun Communities, Inc. REIT	14,299
234	UDR, Inc. REIT	12,840
158	Ventas, Inc. REIT	8,532
206	VICI Properties, Inc. REIT	5,760
73	Welltower, Inc. REIT	6,080
517	Weyerhaeuser Co. REIT	20,101
112	W.P. Carey, Inc. REIT	8,669
26	Zillow Group, Inc., Class C*	1,495

		344,944

Utilities – 0.2%
10	American Water Works Co., Inc.	1,511
115	Edison International	7,293
28	Entergy Corp.	2,946

		11,750

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $7,930,480)		$7,316,833

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,387	0.026%	$3,387
(Cost $3,387)

TOTAL INVESTMENTS – 99.9%
(Cost $7,933,867)		$7,320,220

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		6,587

NET ASSETS – 100.0%		$7,326,807

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.4%
286,288	Activision Blizzard, Inc.	$23,332,472
93,799	Alphabet, Inc., Class A*	253,364,231
91,086	Alphabet, Inc., Class C*	245,733,633
320,177	AMC Entertainment Holdings, Inc., Class A*(a)	6,038,538
1,916,989	AT&T, Inc.	45,413,469
56,090	Charter Communications, Inc., Class A*	33,753,840
1,299,955	Comcast Corp., Class A	60,785,896
194,453	Electronic Arts, Inc.	25,296,391
76,910	Liberty Broadband Corp., Class C*	11,282,697
2,169,373	Lumen Technologies, Inc.	22,474,704
179,374	Match Group, Inc.*	19,998,407
789,666	Meta Platforms, Inc., Class A*	166,643,216
64,723	Netflix, Inc.*	25,534,518
473,296	Omnicom Group, Inc.	39,704,801
515,927	Paramount Global, Class B	15,792,526
396,916	Pinterest, Inc., Class A*	10,617,503
56,502	ROBLOX Corp., Class A*(a)	2,913,808
40,778	Roku, Inc.*	5,689,754
207,914	Snap, Inc., Class A*	8,304,085
56,497	Take-Two Interactive Software, Inc.*	9,152,514
122,033	T-Mobile US, Inc.*	15,035,686
102,140	Twitter, Inc.*	3,631,077
638,555	Verizon Communications, Inc.	34,271,247
297,451	Walt Disney Co. (The)*	44,159,576

		1,128,924,589

Consumer Discretionary – 13.5%
98,879	Advance Auto Parts, Inc.	20,218,778
133,697	Amazon.com, Inc.*	410,618,248
34,825	AutoZone, Inc.*	64,892,557
388,015	Bath & Body Works, Inc.	20,708,361
389,011	Best Buy Co., Inc.	37,594,023
4,541	Booking Holdings, Inc.*	9,864,187
66,185	Burlington Stores, Inc.*	14,950,530
146,488	Caesars Entertainment, Inc.*	12,332,825
4,517	Chipotle Mexican Grill, Inc.*	6,880,972
153,971	Darden Restaurants, Inc.	22,359,669
181,586	Dollar General Corp.	36,015,767
253,849	Dollar Tree, Inc.*	36,066,866
92,922	Domino’s Pizza, Inc.	40,161,818
82,568	D.R. Horton, Inc.	7,051,307
466,996	eBay, Inc.	25,493,312
122,283	Etsy, Inc.*	18,940,414
70,505	Expedia Group, Inc.*	13,826,736
3,774,020	Ford Motor Co.	66,271,791
131,542	Garmin Ltd.	14,527,498
55,495	General Motors Co.*	2,592,726
218,501	Genuine Parts Co.	26,692,082
55,813	Hilton Worldwide Holdings, Inc.*	8,308,323
419,212	Home Depot, Inc. (The)	132,399,726
304,614	Lennar Corp., Class A	27,378,706
375,239	Lowe’s Cos., Inc.	82,950,333

Common Stocks – (continued)
Consumer Discretionary – (continued)
42,591	Marriott International, Inc., Class A*	7,246,433
184,839	McDonald’s Corp.	45,243,042
260,426	MGM Resorts International	11,534,267
412,195	NIKE, Inc., Class B	56,285,227
1,541	NVR, Inc.*	7,640,956
81,443	O’Reilly Automotive, Inc.*	52,876,053
117,343	Peloton Interactive, Inc., Class A*	3,409,988
74,745	Pool Corp.	34,276,562
81,637	Ross Stores, Inc.	7,460,805
249,032	Starbucks Corp.	22,858,647
960,461	Stellantis NV	17,557,227
426,421	Target Corp.	85,186,123
142,065	Tesla, Inc.*	123,657,638
412,278	TJX Cos., Inc. (The)	27,251,576
182,597	Tractor Supply Co.	37,211,443
73,928	Ulta Beauty, Inc.*	27,686,036
212,795	VF Corp.	12,346,366
106,555	Wayfair, Inc., Class A*	15,010,403
113,985	Whirlpool Corp.	22,941,761
273,967	Yum! Brands, Inc.	33,582,875

		1,810,360,983

Consumer Staples – 8.3%
532,150	Altria Group, Inc.	27,293,974
836,599	Archer-Daniels-Midland Co.	65,631,192
263,411	Brown-Forman Corp., Class B	17,182,300
186,734	Church & Dwight Co., Inc.	18,271,922
198,316	Clorox Co. (The)	28,912,490
757,175	Coca-Cola Co. (The)	47,126,572
461,733	Colgate-Palmolive Co.	35,530,354
371,628	Conagra Brands, Inc.	12,995,831
38,084	Constellation Brands, Inc., Class A	8,211,672
180,151	Costco Wholesale Corp.	93,543,407
167,610	Estee Lauder Cos., Inc. (The), Class A	49,667,871
213,090	General Mills, Inc.	14,368,659
187,289	Hershey Co. (The)	37,881,073
135,368	Kellogg Co.	8,655,430
392,446	Keurig Dr Pepper, Inc.	15,175,887
189,188	Kimberly-Clark Corp.	24,622,818
647,320	Kraft Heinz Co. (The)	25,387,890
1,578,991	Kroger Co. (The)	73,896,779
143,148	McCormick & Co., Inc.	13,623,395
283,331	Mondelez International, Inc., Class A	18,552,514
268,046	Monster Beverage Corp.*	22,623,082
456,969	PepsiCo, Inc.	74,824,104
590,258	Philip Morris International, Inc.	59,657,376
624,205	Procter & Gamble Co. (The)	97,307,317
266,321	Sysco Corp.	23,196,559
586,281	Tyson Foods, Inc., Class A	54,324,798
990,169	Walgreens Boots Alliance, Inc.	45,636,889
730,133	Walmart, Inc.	98,684,776

		1,112,786,931

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Energy – 2.5%
121,524	Cheniere Energy, Inc.	$16,150,540
296,511	Chevron Corp.	42,697,584
245,518	ConocoPhillips	23,289,837
317,276	Devon Energy Corp.	18,893,786
102,216	Diamondback Energy, Inc.	14,116,030
133,215	EOG Resources, Inc.	15,309,068
630,106	Exxon Mobil Corp.	49,412,912
38,903	Hess Corp.	3,931,537
1,039,562	Kinder Morgan, Inc.	18,088,379
176,047	Marathon Petroleum Corp.	13,708,780
715,407	Occidental Petroleum Corp.	31,284,748
153,420	ONEOK, Inc.	10,018,326
32,899	Phillips 66	2,771,412
63,983	Pioneer Natural Resources Co.	15,330,327
144,879	Schlumberger NV	5,685,052
430,608	Valero Energy Corp.	35,960,074
507,866	Williams Cos., Inc. (The)	15,886,048

		332,534,440

Financials – 10.1%
173,394	Aflac, Inc.	10,592,639
178,244	Allstate Corp. (The)	21,809,936
707,192	Ally Financial, Inc.	35,288,881
94,975	American Express Co.	18,476,436
150,342	American International Group, Inc.	9,206,944
37,338	Ameriprise Financial, Inc.	11,193,559
96,626	Aon PLC, Class A	28,228,320
242,358	Apollo Global Management, Inc.	15,816,283
150,377	Arch Capital Group Ltd.*	7,084,260
142,815	Arthur J Gallagher & Co.	22,591,905
1,504,354	Bank of America Corp.	66,492,447
470,346	Bank of New York Mellon Corp. (The)	24,998,890
451,948	Berkshire Hathaway, Inc., Class B*	145,278,685
21,869	BlackRock, Inc.	16,268,130
359,596	Blackstone, Inc.	45,837,702
265,227	Capital One Financial Corp.	40,651,342
347,938	Charles Schwab Corp. (The)	29,386,843
67,547	Chubb Ltd.	13,755,271
58,947	Cincinnati Financial Corp.	7,238,102
807,666	Citigroup, Inc.	47,838,057
388,452	Citizens Financial Group, Inc.	20,362,654
40,701	CME Group, Inc.	9,627,007
60,512	Coinbase Global, Inc., Class A*	11,543,874
116,744	Discover Financial Services	14,410,879
34,151	FactSet Research Systems, Inc.	13,868,380
432,749	Fifth Third Bancorp	20,702,712
43,726	First Republic Bank	7,575,967
214,979	Hartford Financial Services Group, Inc. (The)	14,936,741
124,866	Intercontinental Exchange, Inc.	15,997,832
734,643	JPMorgan Chase & Co.	104,172,377
333,026	KeyCorp	8,348,962
237,438	KKR & Co., Inc.	14,274,773
5,027	Markel Corp.*	6,248,109
25,785	MarketAxess Holdings, Inc.	9,835,173

Common Stocks – (continued)
Financials – (continued)
200,573	Marsh & McLennan Cos., Inc.	31,171,050
336,601	MetLife, Inc.	22,737,398
137,920	Moody’s Corp.	44,414,378
479,876	Morgan Stanley	43,543,948
19,617	MSCI, Inc.	9,841,653
87,384	Nasdaq, Inc.	14,955,772
34,558	Northern Trust Corp.	3,936,156
104,892	PNC Financial Services Group, Inc. (The)	20,899,731
141,046	Principal Financial Group, Inc.	9,963,489
239,343	Progressive Corp. (The)	25,353,604
133,066	Prudential Financial, Inc.	14,858,150
154,135	Raymond James Financial, Inc.	16,900,903
223,655	Regions Financial Corp.	5,410,214
136,424	S&P Global, Inc.	51,254,497
40,565	Signature Bank	13,990,463
48,346	State Street Corp.	4,125,364
656,192	Synchrony Financial	28,071,894
160,419	T. Rowe Price Group, Inc.	23,190,171
70,614	Travelers Cos., Inc. (The)	12,133,604
49,941	Truist Financial Corp.	3,107,329
174,456	US Bancorp	9,863,742
949,223	Wells Fargo & Co.	50,660,031
37,198	Willis Towers Watson PLC	8,269,115

		1,358,592,728

Health Care – 14.2%
55,508	10X Genomics, Inc., Class A*	4,522,237
391,223	Abbott Laboratories	47,189,318
565,254	AbbVie, Inc.	83,527,584
53,494	ABIOMED, Inc.*	16,622,726
146,922	Agilent Technologies, Inc.	19,152,752
45,253	Align Technology, Inc.*	23,145,099
43,922	AmerisourceBergen Corp.	6,260,203
194,859	Amgen, Inc.	44,131,666
105,466	Anthem, Inc.	47,654,812
189,771	Avantor, Inc.*	6,583,156
181,590	Baxter International, Inc.	15,429,702
47,395	Becton Dickinson and Co.	12,857,316
112,543	Biogen, Inc.*	23,747,698
19,661	Bio-Rad Laboratories, Inc., Class A*	12,307,000
202,777	Boston Scientific Corp.*	8,956,660
843,865	Bristol-Myers Squibb Co.	57,948,210
60,187	Cardinal Health, Inc.	3,250,700
555,651	Centene Corp.*	45,907,886
348,538	Cerner Corp.	32,501,168
34,851	Charles River Laboratories International, Inc.*	10,147,217
214,069	Cigna Corp.	50,901,327
21,999	Cooper Cos., Inc. (The)	8,998,031
824,580	CVS Health Corp.	85,467,717
155,115	Danaher Corp.	42,565,107
25,231	Dexcom, Inc.*	10,443,363
404,756	Edwards Lifesciences Corp.*	45,482,432
301,564	Eli Lilly & Co.	75,375,922
471,850	Gilead Sciences, Inc.	28,499,740

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
63,717	HCA Healthcare, Inc.	$15,949,002
191,118	Hologic, Inc.*	13,601,868
51,905	Humana, Inc.	22,543,380
90,932	IDEXX Laboratories, Inc.*	48,407,650
36,662	Insulet Corp.*	9,704,065
60,641	Intuitive Surgical, Inc.*	17,605,901
69,131	IQVIA Holdings, Inc.*	15,908,426
856,934	Johnson & Johnson	141,025,628
89,346	Laboratory Corp. of America Holdings*	24,235,996
80,817	Masimo Corp.*	12,724,637
43,859	McKesson Corp.	12,059,471
147,637	Medtronic PLC	15,500,409
704,479	Merck & Co., Inc.	53,949,002
31,515	Mettler-Toledo International, Inc.*	44,396,441
87,835	Moderna, Inc.*	13,491,456
29,512	Molina Healthcare, Inc.*	9,056,347
107,936	PerkinElmer, Inc.	19,386,385
1,379,506	Pfizer, Inc.	64,754,012
123,305	Quest Diagnostics, Inc.	16,186,247
31,448	Regeneron Pharmaceuticals, Inc.*	19,446,185
117,043	ResMed, Inc.	28,880,360
106,542	Seagen, Inc.*	13,730,067
47,595	STERIS PLC	11,422,800
78,299	Stryker Corp.	20,620,042
9,597	Teleflex, Inc.	3,227,567
133,537	Thermo Fisher Scientific, Inc.	72,644,128
275,097	UnitedHealth Group, Inc.	130,910,409
43,405	Veeva Systems, Inc., Class A*	9,941,915
116,071	Vertex Pharmaceuticals, Inc.*	26,698,651
4,432,477	Viatris, Inc.	48,801,572
65,227	Waters Corp.*	20,659,348
57,106	West Pharmaceutical Services, Inc.	22,104,590
31,911	Zimmer Biomet Holdings, Inc.	4,058,760
174,127	Zoetis, Inc.	33,719,694

		1,906,929,160

Industrials – 7.7%
169,858	3M Co.	25,249,392
125,492	AMETEK, Inc.	16,287,607
382,895	Carrier Global Corp.	17,184,328
117,350	Caterpillar, Inc.	22,012,513
74,963	Cintas Corp.	28,135,113
94,459	Copart, Inc.*	11,607,122
51,741	CoStar Group, Inc.*	3,156,718
273,942	CSX Corp.	9,289,373
109,085	Cummins, Inc.	22,266,430
67,499	Deere & Co.	24,300,990
85,404	Dover Corp.	13,396,472
153,028	Eaton Corp. PLC	23,610,690
238,505	Emerson Electric Co.	22,161,885
27,863	Equifax, Inc.	6,083,607
132,027	Expeditors International of Washington, Inc.	13,646,311
793,001	Fastenal Co.	40,807,832
129,904	FedEx Corp.	28,873,762

Common Stocks – (continued)
Industrials – (continued)
161,712	Fortive Corp.	10,470,852
22,689	Generac Holdings, Inc.*	7,157,699
114,162	General Dynamics Corp.	26,765,281
217,111	General Electric Co.	20,736,272
107,883	Honeywell International, Inc.	20,470,799
48,946	IDEX Corp.	9,392,737
122,259	Illinois Tool Works, Inc.	26,449,512
151,578	Jacobs Engineering Group, Inc.	18,644,094
91,568	J.B. Hunt Transport Services, Inc.	18,581,894
378,352	Johnson Controls International PLC	24,577,746
52,252	L3Harris Technologies, Inc.	13,183,702
261,985	Leidos Holdings, Inc.	26,680,552
58,350	Lockheed Martin Corp.	25,312,230
261,008	Masco Corp.	14,626,888
46,699	Norfolk Southern Corp.	11,979,228
62,452	Northrop Grumman Corp.	27,612,527
57,001	Old Dominion Freight Line, Inc.	17,900,024
121,882	Otis Worldwide Corp.	9,547,017
71,737	PACCAR, Inc.	6,586,174
68,092	Parker-Hannifin Corp.	20,181,788
203,112	Raytheon Technologies Corp.	20,859,602
160,219	Republic Services, Inc.	19,271,141
66,622	Rockwell Automation, Inc.	17,760,093
27,482	Roper Technologies, Inc.	12,317,982
605,852	Southwest Airlines Co.*	26,536,318
39,899	Stanley Black & Decker, Inc.	6,491,567
553,047	Textron, Inc.	40,444,327
134,901	Trane Technologies PLC	20,765,311
28,056	TransUnion	2,546,363
97,035	Union Pacific Corp.	23,865,758
180,956	United Parcel Service, Inc., Class B	38,076,762
19,131	United Rentals, Inc.*	6,152,912
49,373	Verisk Analytics, Inc.	8,755,808
170,054	Waste Management, Inc.	24,555,798
407,048	Westinghouse Air Brake Technologies Corp.	37,782,195
85,853	W.W. Grainger, Inc.	40,957,032
80,118	Xylem, Inc.	7,126,496

		1,039,192,626

Information Technology – 28.4%
310,009	Accenture PLC, Class A	97,969,044
170,745	Adobe, Inc.*	79,854,022
676,646	Advanced Micro Devices, Inc.*	83,457,518
133,271	Akamai Technologies, Inc.*	14,427,918
198,282	Amphenol Corp., Class A	15,071,415
73,846	Analog Devices, Inc.	11,836,775
16,953	ANSYS, Inc.*	5,495,993
4,846,930	Apple, Inc.	800,325,082
376,761	Applied Materials, Inc.	50,561,326
120,747	Arista Networks, Inc.*	14,819,279
124,352	Autodesk, Inc.*	27,386,041
124,815	Automatic Data Processing, Inc.	25,517,179
43,790	Block, Inc.*	5,583,225
116,176	Broadcom, Inc.	68,246,429

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
99,874	Broadridge Financial Solutions, Inc.	$14,602,577
286,334	Cadence Design Systems, Inc.*	43,359,558
161,355	CDW Corp.	27,827,283
1,218,791	Cisco Systems, Inc.	67,971,974
358,913	Cognizant Technology Solutions Corp., Class A	30,913,177
185,091	Corning, Inc.	7,477,676
30,643	Crowdstrike Holdings, Inc., Class A*	5,981,820
242,665	Dell Technologies, Inc., Class C*	12,366,208
124,819	DocuSign, Inc.*	14,782,314
62,582	Entegris, Inc.	8,165,699
30,264	EPAM Systems, Inc.*	6,287,346
248,682	Fidelity National Information Services, Inc.	23,681,987
274,012	Fiserv, Inc.*	26,762,752
32,435	FleetCor Technologies, Inc.*	7,596,277
129,838	Fortinet, Inc.*	44,731,788
83,832	Gartner, Inc.*	23,508,169
130,434	Global Payments, Inc.	17,397,287
2,856,723	Hewlett Packard Enterprise Co.	45,479,030
808,670	HP, Inc.	27,785,901
29,255	HubSpot, Inc.*	15,358,875
1,568,401	Intel Corp.	74,812,728
486,487	International Business Machines Corp.	59,599,522
118,211	Intuit, Inc.	56,075,752
99,333	Keysight Technologies, Inc.*	15,632,034
55,336	KLA Corp.	19,284,596
81,107	Lam Research Corp.	45,529,414
209,858	Mastercard, Inc., Class A	75,720,964
184,461	Microchip Technology, Inc.	12,973,142
323,931	Micron Technology, Inc.	28,784,509
2,365,186	Microsoft Corp.	706,693,925
20,354	Monolithic Power Systems, Inc.	9,336,380
110,853	Motorola Solutions, Inc.	24,435,327
222,171	NetApp, Inc.	17,413,763
149,535	Nuance Communications, Inc.*	8,302,183
682,336	NVIDIA Corp.	166,387,634
336,267	ON Semiconductor Corp.*	21,053,677
582,256	Oracle Corp.	44,233,988
44,817	Palo Alto Networks, Inc.*	26,632,502
178,776	Paychex, Inc.	21,285,071
201,813	PayPal Holdings, Inc.*	22,588,929
145,292	Qorvo, Inc.*	19,873,040
295,244	QUALCOMM, Inc.	50,779,016
75,769	RingCentral, Inc., Class A*	9,913,616
237,841	salesforce.com, Inc.*	50,072,666
259,463	Seagate Technology Holdings PLC	26,766,203
68,380	ServiceNow, Inc.*	39,654,930
158,989	Skyworks Solutions, Inc.	21,967,510
34,881	Splunk, Inc.*	4,119,446
357,415	SS&C Technologies Holdings, Inc.	26,795,403
123,336	Synopsys, Inc.*	38,528,933
80,404	TE Connectivity Ltd. (Switzerland)	11,451,942

Common Stocks – (continued)
Information Technology – (continued)
27,509	Teledyne Technologies, Inc.*	11,811,814
167,974	Teradyne, Inc.	19,807,494
326,356	Texas Instruments, Inc.	55,477,256
103,299	Trimble, Inc.*	7,205,105
10,480	Tyler Technologies, Inc.*	4,488,165
128,183	VeriSign, Inc.*	27,395,271
396,938	Visa, Inc., Class A	85,786,241
118,715	VMware, Inc., Class A	13,927,644
516,139	Western Digital Corp.*	26,292,121
41,529	Workday, Inc., Class A*	9,512,217
24,804	Zebra Technologies Corp., Class A*	10,252,485
39,808	Zendesk, Inc.*	4,644,399
65,546	Zoom Video Communications, Inc., Class A*	8,691,400

		3,814,579,301

Materials – 1.3%
30,754	Air Products and Chemicals, Inc.	7,267,170
64,141	Avery Dennison Corp.	11,301,644
71,114	Ball Corp.	6,381,770
28,893	Celanese Corp.	4,024,217
107,507	Corteva, Inc.	5,593,589
163,424	Dow, Inc.	9,635,479
53,343	DuPont de Nemours, Inc.	4,127,148
90,549	Eastman Chemical Co.	10,727,340
35,007	Ecolab, Inc.	6,170,334
77,848	Freeport-McMoRan, Inc.	3,654,964
22,821	International Flavors & Fragrances, Inc.	3,035,193
379,246	International Paper Co.	16,508,579
11,595	Martin Marietta Materials, Inc.	4,399,143
78,280	Newmont Corp.	5,182,136
313,712	Nucor Corp.	41,290,774
63,705	PPG Industries, Inc.	8,501,432
108,733	Sherwin-Williams Co. (The)	28,610,914

		176,411,826

Real Estate – 3.3%
84,827	Alexandria Real Estate Equities, Inc. REIT	16,066,234
57,328	American Tower Corp. REIT	13,006,003
80,358	AvalonBay Communities, Inc. REIT	19,172,615
54,772	Boston Properties, Inc. REIT	6,699,163
114,735	Camden Property Trust REIT	18,943,896
474,438	CBRE Group, Inc., Class A*	45,949,320
89,781	Crown Castle International Corp. REIT	14,956,617
125,940	Digital Realty Trust, Inc. REIT	16,991,825
334,647	Duke Realty Corp. REIT	17,736,291
11,513	Equinix, Inc. REIT	8,171,122
202,632	Equity Residential REIT	17,284,510
37,190	Essex Property Trust, Inc. REIT	11,795,552
105,906	Extra Space Storage, Inc. REIT	19,926,214
172,774	Healthpeak Properties, Inc. REIT	5,366,361
436,339	Invitation Homes, Inc. REIT	16,493,614

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
93,554	Mid-America Apartment Communities, Inc. REIT	$19,142,084
409,338	Orion Office REIT, Inc. REIT*	6,971,026
199,444	Prologis, Inc. REIT	29,088,907
78,936	Public Storage REIT	28,023,859
142,459	Realty Income Corp. REIT	9,415,115
35,876	SBA Communications Corp. REIT	10,884,420
68,499	Simon Property Group, Inc. REIT	9,422,722
109,364	Sun Communities, Inc. REIT	19,794,884
287,939	UDR, Inc. REIT	15,799,213
167,858	Ventas, Inc. REIT	9,064,332
268,164	VICI Properties, Inc. REIT	7,497,865
86,477	Welltower, Inc. REIT	7,202,669
503,237	Weyerhaeuser Co. REIT	19,565,855
78,238	W.P. Carey, Inc. REIT	6,055,621

		446,487,909

Utilities – 2.1%
498,863	AES Corp. (The)	10,590,862
218,306	Alliant Energy Corp.	12,749,070
152,860	Ameren Corp.	13,138,317
104,431	American Electric Power Co., Inc.	9,466,670
51,218	American Water Works Co., Inc.	7,738,528
321,474	CenterPoint Energy, Inc.	8,792,314
127,404	CMS Energy Corp.	8,155,130
197,083	Consolidated Edison, Inc.	16,903,809
117,142	Constellation Energy Corp.	5,386,189
158,614	Dominion Energy, Inc.	12,614,571
76,655	DTE Energy Co.	9,320,481
175,649	Duke Energy Corp.	17,636,916
107,601	Edison International	6,824,055
42,960	Entergy Corp.	4,519,822
223,750	Evergy, Inc.	13,964,238
106,743	Eversource Energy	8,731,577
351,422	Exelon Corp.	14,956,520
281,362	FirstEnergy Corp.	11,775,000
325,604	NextEra Energy, Inc.	25,485,025
273,216	PPL Corp.	7,150,063
193,756	Public Service Enterprise Group, Inc.	12,561,201
64,500	Sempra Energy	9,302,190
253,776	Southern Co. (The)	16,437,072
102,573	WEC Energy Group, Inc.	9,321,834
193,529	Xcel Energy, Inc.	13,030,308

		286,551,762

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $9,697,116,968)		$13,413,352,255

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,006,720	0.026%	$4,006,720
(Cost $4,006,720)

TOTAL INVESTMENTS – 99.8%
(Cost $9,701,123,688)		$13,417,358,975

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		20,283,727

NET ASSETS – 100.0%		$13,437,642,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Communication Services – 2.6%
28,481	AMC Entertainment Holdings, Inc., Class A*(a)	$537,152
4,580	AMC Networks, Inc., Class A*	189,841
40,435	Audacy, Inc.*	125,348
19,057	Cargurus, Inc.*	923,312
22,823	Cars.com, Inc.*	369,276
6,664	Cogent Communications Holdings, Inc.	422,498
28,654	Consolidated Communications Holdings, Inc.*	204,016
9,264	EchoStar Corp., Class A*	225,486
11,870	EverQuote, Inc., Class A*	176,626
15,882	EW Scripps Co. (The), Class A*	353,533
29,282	Fluent, Inc.*	41,580
63,430	Gannett Co., Inc.*	314,613
12,994	Gogo, Inc.*	185,034
16,467	Gray Television, Inc.	385,822
698	Hemisphere Media Group, Inc.*	3,734
13,171	IDT Corp., Class B*	474,946
7,961	iHeartMedia, Inc., Class A*	170,763
9,124	Iridium Communications, Inc.*	361,219
10,906	John Wiley & Sons, Inc., Class A	548,681
10,411	Liberty Latin America Ltd., Class A (Chile)*	104,630
24,890	Liberty Latin America Ltd., Class C (Chile)*	251,140
4,097	Liberty Media Corp.-Liberty Braves, Class A*	105,006
3,812	Liberty Media Corp.-Liberty Braves, Class C*	94,156
8,756	Lions Gate Entertainment Corp., Class B*	124,773
5,503	Magnite, Inc.*	80,234
7,760	MediaAlpha, Inc., Class A*	111,434
17,818	Ooma, Inc.*	297,917
10,363	QuinStreet, Inc.*	116,584
10,484	Scholastic Corp.	441,167
5,109	Shenandoah Telecommunications Co.	114,186
4,773	Sinclair Broadcast Group, Inc., Class A	143,190
25,618	Stagwell, Inc.*	194,184
6,878	TechTarget, Inc.*	539,098
34,293	TEGNA, Inc.	785,996
12,328	Telephone and Data Systems, Inc.	213,891
5,303	Thryv Holdings, Inc.*	161,211
79,910	TrueCar, Inc.*	266,899
6,170	United States Cellular Corp.*	169,737
5,701	WideOpenWest, Inc.*	96,860
18,484	Yelp, Inc.*	626,423
7,986	Ziff Davis, Inc.*	803,392

		11,855,588

Consumer Discretionary – 11.7%
17,413	1-800-Flowers.com, Inc., Class A*	269,553
12,558	2U, Inc.*	131,859
9,965	Aaron’s Co., Inc. (The)	209,165
19,176	Abercrombie & Fitch Co., Class A*	730,222
7,700	Academy Sports & Outdoors, Inc.*	249,249

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,505	Acushnet Holdings Corp.	372,519
11,455	Adient PLC*	512,611
13,892	Adtalem Global Education, Inc.*	288,676
2,280	America’s Car-Mart, Inc.*	219,290
21,445	American Axle & Manufacturing Holdings, Inc.*	198,581
15,455	American Eagle Outfitters, Inc.	325,791
3,086	American Outdoor Brands, Inc.*	48,234
12,435	American Public Education, Inc.*	248,203
5,308	Arko Corp.*	44,322
3,801	Asbury Automotive Group, Inc.*	737,812
3,496	Barnes & Noble Education, Inc.*	19,158
7,177	Bassett Furniture Industries, Inc.	125,956
17,302	Beazer Homes USA, Inc.*	283,234
21,205	Bed Bath & Beyond, Inc.*	358,152
9,435	Big 5 Sporting Goods Corp.(a)	156,244
9,562	Big Lots, Inc.	332,375
3,827	BJ’s Restaurants, Inc.*	122,732
10,260	Bloomin’ Brands, Inc.*	252,499
5,345	Bluegreen Vacations Holding Corp.*	151,477
4,098	Boot Barn Holdings, Inc.*	356,608
6,192	Brinker International, Inc.*	263,408
8,700	Buckle, Inc. (The)	313,200
13,278	Caleres, Inc.	275,651
12,389	Callaway Golf Co.*	306,504
4,732	Camping World Holdings, Inc., Class A	145,320
18,115	CarParts.com, Inc.*	151,623
6,794	Carriage Services, Inc.	334,333
945	Cavco Industries, Inc.*	257,635
3,543	Century Casinos, Inc.*	43,579
4,424	Century Communities, Inc.	281,897
4,577	Cheesecake Factory, Inc. (The)*	195,850
28,423	Chico’s FAS, Inc.*	133,588
3,819	Children’s Place, Inc. (The)*	240,444
3,984	Chuy’s Holdings, Inc.*	129,878
5,858	Citi Trends, Inc.*	218,562
8,128	Clarus Corp.	185,075
5,686	Conn’s, Inc.*	104,281
15,810	Container Store Group, Inc. (The)*	139,602
1,580	Cracker Barrel Old Country Store, Inc.	212,147
12,017	Crocs, Inc.*	1,006,183
21,412	Dana, Inc.	398,691
3,413	Dave & Buster’s Entertainment, Inc.*	147,919
21,746	Del Taco Restaurants, Inc.	271,390
6,561	Denny’s Corp.*	103,795
6,899	Designer Brands, Inc., Class A*	90,032
3,135	Dillard’s, Inc., Class A	785,976
1,602	Dine Brands Global, Inc.	134,312
7,083	Dorman Products, Inc.*	661,694
8,840	Duluth Holdings, Inc., Class B*	123,141
10,279	El Pollo Loco Holdings, Inc.*	136,402
16,656	Ethan Allen Interiors, Inc.	434,055
10,827	Everi Holdings, Inc.*	253,352
14,464	Fiesta Restaurant Group, Inc.*	145,652
1,583	Flexsteel Industries, Inc.	34,177
34,797	Fossil Group, Inc.*	470,455

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
5,540	Fox Factory Holding Corp.*	$653,831
3,802	Franchise Group, Inc.	160,254
3,899	Full House Resorts, Inc.*	34,311
16,680	Funko, Inc., Class A*	291,233
8,008	Genesco, Inc.*	513,713
9,384	Gentherm, Inc.*	796,139
9,426	G-III Apparel Group Ltd.*	261,477
4,459	Golden Entertainment, Inc.*	253,851
35,496	Goodyear Tire & Rubber Co. (The)*	549,833
26,596	GoPro, Inc., Class A*	228,726
711	Graham Holdings Co., Class B	427,403
5,655	Green Brick Partners, Inc.*	131,139
3,393	Group 1 Automotive, Inc.	617,288
5,674	Groupon, Inc.*	123,239
7,433	Guess?, Inc.	162,783
13,586	Haverty Furniture Cos., Inc.	385,978
3,510	Helen of Troy Ltd.*	721,902
9,803	Hibbett, Inc.	441,919
5,709	Hilton Grand Vacations, Inc.*	296,069
38,528	Houghton Mifflin Harcourt Co.*	807,162
1,846	Hovnanian Enterprises, Inc., Class A*	177,438
3,683	Installed Building Products, Inc.	356,146
13,569	International Game Technology PLC	415,483
5,721	iRobot Corp.*	355,617
3,135	Jack in the Box, Inc.	270,456
3,368	Johnson Outdoors, Inc., Class A	277,759
11,462	KB Home	442,548
962	Kirkland’s, Inc.*(a)	13,314
9,208	Kontoor Brands, Inc.	456,164
7,900	Lands’ End, Inc.*	133,984
20,171	Laureate Education, Inc., Class A	218,654
13,119	La-Z-Boy, Inc.	382,812
6,016	Lazydays Holdings, Inc.*	109,672
5,617	LCI Industries	699,429
1,643	LGI Homes, Inc.*	207,232
6,758	Lifetime Brands, Inc.	88,530
2,096	Liquidity Services, Inc.*	36,114
8,885	LL Flooring Holdings, Inc.*	142,693
3,645	Lovesac Co. (The)*	154,876
5,547	M/I Homes, Inc.*	273,412
46,281	Macy’s, Inc.	1,199,604
4,709	Malibu Boats, Inc., Class A*	328,076
3,502	Marine Products Corp.	42,339
7,276	MarineMax, Inc.*	332,950
12,620	MasterCraft Boat Holdings, Inc.*	361,437
4,522	MDC Holdings, Inc.	200,505
5,264	Meritage Homes Corp.*	518,925
12,262	Modine Manufacturing Co.*	123,846
3,255	Monarch Casino & Resort, Inc.*	253,565
2,682	Monro, Inc.	125,196
6,367	Movado Group, Inc.	250,987
5,470	Murphy USA, Inc.	988,648
2,333	Nathan’s Famous, Inc.	135,664
7,194	National Vision Holdings, Inc.*	263,804
19,066	Nautilus, Inc.*	92,851
8,143	ODP Corp. (The)*	358,292

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,659	ONE Group Hospitality, Inc. (The)*	54,697
3,420	OneWater Marine, Inc., Class A	173,770
6,557	Overstock.com, Inc.*	373,093
5,620	Oxford Industries, Inc.	496,752
8,191	Papa John’s International, Inc.	874,963
5,832	Patrick Industries, Inc.	416,055
54,941	Perdoceo Education Corp.*	575,232
6,988	PetMed Express, Inc.(a)	188,327
5,718	Porch Group, Inc.*	46,316
10,012	Purple Innovation, Inc.*	60,272
2,915	RCI Hospitality Holdings, Inc.	189,242
7,530	Red Robin Gourmet Burgers, Inc.*	132,152
7,059	Red Rock Resorts, Inc., Class A	354,927
18,681	Rent-A-Center, Inc.	530,727
4,800	Revolve Group, Inc.*	227,664
238	Rocky Brands, Inc.	9,173
8,795	Rush Street Interactive, Inc.*	90,852
21,209	Sally Beauty Holdings, Inc.*	366,492
7,384	Scientific Games Corp.*	464,601
4,138	SeaWorld Entertainment, Inc.*	287,136
14,468	Shoe Carnival, Inc.	421,887
6,485	Shutterstock, Inc.	587,087
7,645	Signet Jewelers Ltd.	538,973
6,587	Skyline Champion Corp.*	442,910
8,109	Sleep Number Corp.*	532,761
16,676	Smith & Wesson Brands, Inc.	293,998
3,461	Sonic Automotive, Inc., Class A	185,890
20,838	Sonos, Inc.*	570,753
15,872	Sportsman’s Warehouse Holdings, Inc.*	181,100
10,373	Standard Motor Products, Inc.	453,404
15,133	Steven Madden Ltd.	645,574
10,675	Stitch Fix, Inc., Class A*	133,971
15,375	Stoneridge, Inc.*	253,841
3,566	Strategic Education, Inc.	210,465
19,594	Stride, Inc.*	657,967
6,233	Sturm Ruger & Co., Inc.	451,332
18,692	Taylor Morrison Home Corp.*	551,414
10,559	Tenneco, Inc., Class A*	203,578
7,776	Texas Roadhouse, Inc.	738,020
3,435	TravelCenters of America, Inc.*	145,060
19,747	Tri Pointe Homes, Inc.*	441,740
23,275	Tupperware Brands Corp.*	424,303
5,746	Unifi, Inc.*	107,852
6,877	Urban Outfitters, Inc.*	189,186
17,704	Vera Bradley, Inc.*	133,842
10,442	Vista Outdoor, Inc.*	380,611
2,134	Visteon Corp.*	256,443
2,134	Vivint Smart Home, Inc.*	15,343
3,141	VOXX International Corp.*	33,703
7,502	Wingstop, Inc.	1,090,416
1,973	Winmark Corp.	446,332
5,471	Winnebago Industries, Inc.	350,527
12,016	Wolverine World Wide, Inc.	276,728
23,050	WW International, Inc.*	234,880
5,386	XPEL, Inc.*	391,024
10,407	Zumiez, Inc.*	463,007

		53,869,962

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 3.7%
15,581	22nd Century Group, Inc.*	$36,460
3,252	Andersons, Inc. (The)	148,291
9,527	B&G Foods, Inc.(a)	281,999
8,014	Beauty Health Co. (The)*	155,311
8,397	BellRing Brands, Inc., Class A*	214,711
22,302	BJ’s Wholesale Club Holdings, Inc.*	1,402,127
3,379	Cal-Maine Foods, Inc.	149,588
8,130	Celsius Holdings, Inc.*	519,426
4,528	Central Garden & Pet Co.*	214,356
6,389	Central Garden & Pet Co., Class A*	281,372
1,963	Coca-Cola Consolidated, Inc.	975,474
8,917	Edgewell Personal Care Co.	318,159
5,824	elf Beauty, Inc.*	153,928
4,088	Energizer Holdings, Inc.	136,498
7,409	Fresh Del Monte Produce, Inc.	191,745
29,509	Hostess Brands, Inc.*	635,624
8,542	Ingles Markets, Inc., Class A	702,323
3,381	Inter Parfums, Inc.	314,027
1,520	J & J Snack Foods Corp.	248,854
3,896	John B. Sanfilippo & Son, Inc.	309,810
3,022	Lancaster Colony Corp.	508,331
6,343	Landec Corp.*	73,071
3,175	Medifast, Inc.	590,550
1,681	MGP Ingredients, Inc.	133,824
10,153	National Beverage Corp.(a)	446,834
578	Nature’s Sunshine Products, Inc.	10,132
32,469	NewAge, Inc.*	21,975
9,146	Nu Skin Enterprises, Inc., Class A	424,283
20,456	Performance Food Group Co.*	1,146,354
2,193	PriceSmart, Inc.	159,475
28,692	Primo Water Corp.	417,182
16,074	Rite Aid Corp.*	147,238
3,502	Sanderson Farms, Inc.	625,422
7,561	Simply Good Foods Co. (The)*	299,642
15,545	SpartanNash Co.	437,436
20,694	Sprouts Farmers Market, Inc.*	589,365
9,370	TreeHouse Foods, Inc.*	367,773
4,624	Turning Point Brands, Inc.	154,997
14,812	United Natural Foods, Inc.*	595,887
6,533	Universal Corp.	353,501
4,745	USANA Health Sciences, Inc.*	417,607
6,538	Utz Brands, Inc.	99,705
31,026	Vector Group Ltd.	347,801
6,976	Village Super Market, Inc., Class A	158,913
8,164	Vital Farms, Inc.*	116,337
2,597	WD-40 Co.	550,278
4,968	Weis Markets, Inc.	306,377

		16,890,373

Energy – 4.7%
7,461	Aemetis, Inc.*	95,650
33,703	Alto Ingredients, Inc.*	196,488
33,542	Antero Resources Corp.*	769,118
1,808	Arch Resources, Inc.(a)	215,821
37,392	Archrock, Inc.	312,223
4,360	Bristow Group, Inc.*	144,490

Common Stocks – (continued)
Energy – (continued)
10,160	Cactus, Inc., Class A	514,706
7,916	California Resources Corp.	326,377
5,921	Callon Petroleum Co.*	333,708
40,599	Centennial Resource Development, Inc., Class A*	356,459
2,727	Centrus Energy Corp., Class A*	123,451
20,409	ChampionX Corp.*	436,957
12,026	Chesapeake Energy Corp.	929,008
8,849	Civitas Resources, Inc.	446,609
21,404	CNX Resources Corp.*	349,741
32,721	Comstock Resources, Inc.*	271,584
10,846	CONSOL Energy, Inc.*	333,406
5,955	Delek US Holdings, Inc.*	102,605
4,181	Denbury, Inc.*	303,791
53,031	DHT Holdings, Inc.	333,565
7,702	DMC Global, Inc.*	226,439
14,855	Dorian LPG Ltd.	204,702
22,082	Energy Fuels, Inc.*	180,410
30,806	Equitrans Midstream Corp.	197,466
19,409	Gevo, Inc.*(a)	68,902
3,751	Green Plains, Inc.*	122,808
44,532	Helix Energy Solutions Group, Inc.*	180,355
4,454	Helmerich & Payne, Inc.	161,368
4,482	International Seaways, Inc.	81,976
60	Kinetik Holdings, Inc.	4,080
25,928	Kosmos Energy Ltd. (Ghana)*	126,010
5,014	Laredo Petroleum, Inc.*	383,872
9,856	Liberty Oilfield Services, Inc., Class A*	123,003
48,724	Magnolia Oil & Gas Corp., Class A	1,088,981
15,711	Matador Resources Co.	779,266
16,215	Murphy Oil Corp.	562,174
2,610	Nabors Industries Ltd.*	327,659
1,304	National Energy Services Reunited Corp.*	11,619
8,796	Newpark Resources, Inc.*	33,161
33,713	NexTier Oilfield Solutions, Inc.*	268,355
5,399	Northern Oil and Gas, Inc.	135,407
1,371	Oasis Petroleum, Inc.	181,671
17,210	Oceaneering International, Inc.*	251,954
22,546	Oil States International, Inc.*	117,916
27,980	Ovintiv, Inc.	1,282,883
11,377	Patterson-UTI Energy, Inc.	164,170
11,833	PBF Energy, Inc., Class A*	196,664
13,627	PDC Energy, Inc.	879,214
41,454	ProPetro Holding Corp.*	529,368
16,370	Range Resources Corp.*	375,692
9,629	Renewable Energy Group, Inc.*	592,184
1,558	REX American Resources Corp.*	147,169
890	Riley Exploration Permian, Inc.	29,815
49,622	RPC, Inc.*	435,185
18,215	SFL Corp. Ltd. (Norway)	181,239
32,306	SM Energy Co.	1,147,186
20,751	Solaris Oilfield Infrastructure, Inc., Class A	215,810
37,516	Southwestern Energy Co.*	187,205
9,983	Talos Energy, Inc.*	156,833

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
8,969	Teekay Corp. (Bermuda)*	$30,226
36,068	Tellurian, Inc.*	137,419
39,731	TETRA Technologies, Inc.*	127,139
37,667	Uranium Energy Corp.*(a)	150,291
2,487	Ur-Energy, Inc.*	3,681
16,808	US Silica Holdings, Inc.*	243,044
74,538	W&T Offshore, Inc.*	362,255
14,283	Whiting Petroleum Corp.	1,054,800
12,398	World Fuel Services Corp.	351,359

		21,696,142

Financials – 18.7%
3,208	1st Source Corp.	154,914
3,018	Allegiance Bancshares, Inc.	129,321
4,153	A-Mark Precious Metals, Inc.	297,770
17,849	American Equity Investment Life Holding Co.	672,729
3,667	American National Bankshares, Inc.	141,546
1,904	American National Group, Inc.	359,913
11,949	Ameris Bancorp	591,475
6,644	AMERISAFE, Inc.	312,932
18,048	Apollo Commercial Real Estate Finance, Inc. REIT	235,526
20,651	Arbor Realty Trust, Inc. REIT	371,718
12,987	Ares Commercial Real Estate Corp. REIT	190,260
4,123	Argo Group International Holdings Ltd.	173,867
17,339	ARMOUR Residential REIT, Inc. REIT	140,966
7,058	Arrow Financial Corp.	242,442
15,571	Artisan Partners Asset Management, Inc., Class A	593,411
18,009	Associated Banc-Corp.	439,240
7,294	Atlantic Capital Bancshares, Inc.*	235,888
9,350	Atlantic Union Bankshares Corp.	379,890
19,399	Axos Financial, Inc.*	1,061,901
7,386	B. Riley Financial, Inc.	439,836
5,647	BancFirst Corp.	441,200
6,668	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	103,021
12,485	Bancorp, Inc. (The)*	365,810
2,101	Bank First Corp.	147,973
3,323	Bank of Marin Bancorp	117,368
17,589	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	675,418
11,163	BankUnited, Inc.	493,405
4,928	Banner Corp.	303,614
425	Bar Harbor Bankshares	12,219
5,486	Berkshire Hills Bancorp, Inc.	170,615
25,648	BGC Partners, Inc., Class A	117,468
16,131	Blackstone Mortgage Trust, Inc., Class A REIT	512,643
6,245	Blue Ridge Bankshares, Inc.	100,232
26,678	Brightsphere Investment Group, Inc.	636,804
10,073	Broadmark Realty Capital, Inc. REIT	87,232
13,174	Brookline Bancorp, Inc.	225,802
3,691	BRP Group, Inc., Class A*	102,499
30,720	Cadence Bank	971,366

Common Stocks – (continued)
Financials – (continued)
1,408	Cambridge Bancorp	124,115
7,393	Camden National Corp.	351,537
13,087	Cannae Holdings, Inc.*	351,386
7,270	Capital City Bank Group, Inc.	204,069
13,567	Capitol Federal Financial, Inc.	148,152
14,416	Cathay General Bancorp	677,984
6,281	Central Pacific Financial Corp.	183,342
43,529	Chimera Investment Corp. REIT	529,748
1,852	Citizens & Northern Corp.	45,874
5,376	City Holding Co.	428,306
9,067	Civista Bancshares, Inc.	221,144
6,176	CNB Financial Corp.	161,502
21,409	CNO Financial Group, Inc.	517,456
7,604	Cohen & Steers, Inc.	617,901
9,585	Columbia Banking System, Inc.	351,099
5,801	Columbia Financial, Inc.*	123,213
7,121	Community Bank System, Inc.	519,406
4,473	Community Trust Bancorp, Inc.	189,118
5,886	ConnectOne Bancorp, Inc.	194,238
11,031	Cowen, Inc., Class A	327,069
3,031	Crawford & Co., Class A	23,369
8,373	Curo Group Holdings Corp.	111,947
13,737	Customers Bancorp, Inc.*	845,512
15,579	CVB Financial Corp.	367,353
1,542	Diamond Hill Investment Group, Inc.	298,963
6,233	Dime Community Bancshares, Inc.	211,860
2,383	Donegal Group, Inc., Class A	32,552
8,752	Donnelley Financial Solutions, Inc.*	280,939
16,915	Dynex Capital, Inc. REIT	259,984
7,651	Eagle Bancorp, Inc.	458,448
13,049	Eastern Bankshares, Inc.	285,251
12,275	Ellington Financial, Inc. REIT	216,899
9,365	Employers Holdings, Inc.	363,924
10,361	Encore Capital Group, Inc.*	683,722
14,800	Enova International, Inc.*	603,396
2,770	Enstar Group Ltd.*	789,533
5,195	Enterprise Financial Services Corp.	256,841
19,148	Essent Group Ltd.	845,959
10,228	Farmers National Banc Corp.	176,228
7,733	FB Financial Corp.	343,655
7,306	Federal Agricultural Mortgage Corp., Class C	903,752
20,826	Federated Hermes, Inc.	680,385
7,357	Financial Institutions, Inc.	234,983
28,503	First BanCorp. (Puerto Rico)	402,462
5,170	First Bancorp, Inc. (The)	154,066
3,634	First Bancshares, Inc. (The)	128,317
6,967	First BankCorp	312,679
8,336	First Busey Corp.	228,823
18,927	First Commonwealth Financial Corp.	305,671
124	First Community Bankshares, Inc.	3,637
16,828	First Financial Bancorp	413,632
21,596	First Financial Bankshares, Inc.	1,034,880
3,558	First Financial Corp.	165,483
9,586	First Foundation, Inc.	255,659
4,312	First Internet Bancorp	210,771

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
14,259	First Interstate BancSystem, Inc., Class A	$578,915
11,627	First Merchants Corp.	508,565
4,014	First Mid Bancshares, Inc.	160,841
7,820	First of Long Island Corp. (The)	170,241
4,633	FirstCash Holdings, Inc.	333,761
16,307	Flagstar Bancorp, Inc.	743,273
11,105	Flushing Financial Corp.	260,856
3,949	Focus Financial Partners, Inc., Class A*	197,608
5,889	FS Bancorp, Inc.	188,566
26,995	Fulton Financial Corp.	486,450
72,766	Genworth Financial, Inc., Class A*	295,430
8,718	German American Bancorp, Inc.	346,802
17,757	Glacier Bancorp, Inc.	983,738
1,462	Goosehead Insurance, Inc., Class A	127,165
11,138	Great Ajax Corp. REIT	126,862
5,524	Great Southern Bancorp, Inc.	339,284
3,772	Green Dot Corp., Class A*	108,068
12,030	Greenhill & Co., Inc.	212,690
7,179	Hamilton Lane, Inc., Class A	560,680
10,442	Hancock Whitney Corp.	581,411
8,380	Hanmi Financial Corp.	218,886
4,183	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	198,023
12,852	HarborOne Bancorp, Inc.	190,081
2,108	HCI Group, Inc.	131,244
7,111	Heartland Financial USA, Inc.	352,848
15,689	Heritage Commerce Corp.	186,542
5,414	Heritage Financial Corp.	141,955
19,298	Hilltop Holdings, Inc.	596,694
1,067	Hingham Institution For Savings (The)	383,949
3,249	Home Bancorp, Inc.	127,393
24,888	Home BancShares, Inc.	582,628
7,979	HomeStreet, Inc.	410,599
5,119	HomeTrust Bancshares, Inc.	153,980
23,233	Hope Bancorp, Inc.	394,032
9,671	Horace Mann Educators Corp.	402,217
11,158	Horizon Bancorp, Inc.	224,053
8,770	Houlihan Lokey, Inc.	902,082
11,474	Independent Bank Corp.	273,081
7,117	Independent Bank Corp.	612,133
5,523	Independent Bank Group, Inc.	426,099
9,164	International Bancshares Corp.	394,144
47,266	Invesco Mortgage Capital, Inc. REIT	103,040
29,449	Investors Bancorp, Inc.	492,976
1,033	Investors Title Co.	197,871
9,845	Kearny Financial Corp.	130,052
3,755	Kinsale Capital Group, Inc.	787,649
6,961	KKR Real Estate Finance Trust, Inc. REIT	149,453
10,360	Lakeland Bancorp, Inc.	186,894
7,706	Lakeland Financial Corp.	618,098
5,185	LendingClub Corp.*	96,337
7,000	Live Oak Bancshares, Inc.	447,650
17,515	Macatawa Bank Corp.	160,788
24,929	Maiden Holdings Ltd.*	60,827
19,093	MBIA, Inc.*	291,168

Common Stocks – (continued)
Financials – (continued)
6,162	Mercantile Bank Corp.	227,193
9,827	Meta Financial Group, Inc.	544,318
76,061	MFA Financial, Inc. REIT	308,808
4,801	Midland States Bancorp, Inc.	140,957
3,960	MidWestOne Financial Group, Inc.	119,552
10,431	Moelis & Co., Class A	502,879
30,552	Mr Cooper Group, Inc.*	1,552,958
4,785	National Bank Holdings Corp., Class A	212,358
700	National Western Life Group, Inc., Class A	149,345
39,781	Navient Corp.	700,543
7,513	NBT Bancorp, Inc.	288,274
4,467	Nelnet, Inc., Class A	359,817
64,301	New York Mortgage Trust, Inc. REIT	225,697
183	NI Holdings, Inc.*	3,281
3,862	Nicolet Bankshares, Inc.*	367,894
14,897	NMI Holdings, Inc., Class A*	344,717
4,253	Northrim BanCorp, Inc.	190,492
14,548	Northwest Bancshares, Inc.	204,836
7,290	OceanFirst Financial Corp.	163,150
2,633	Ocwen Financial Corp.*	75,383
11,411	OFG Bancorp (Puerto Rico)	321,562
36,700	Old National Bancorp	670,876
13,812	Old Second Bancorp, Inc.	196,545
9,911	Open Lending Corp., Class A*	206,446
6,278	Oppenheimer Holdings, Inc., Class A	271,147
1,247	Origin Bancorp, Inc.	57,586
9,475	Pacific Premier Bancorp, Inc.	366,777
3,675	Park National Corp.	492,670
5,145	PCSB Financial Corp.	95,851
6,469	Peapack-Gladstone Financial Corp.	244,011
14,641	PennyMac Financial Services, Inc.	845,518
17,317	PennyMac Mortgage Investment Trust REIT	270,145
11,996	Peoples Bancorp, Inc.	375,235
3,387	Peoples Financial Services Corp.	161,865
2,467	Piper Sandler Cos.	365,141
5,774	PJT Partners, Inc., Class A	368,497
6,845	PRA Group, Inc.*	305,492
6,877	Preferred Bank	539,707
6,561	Premier Financial Corp.	201,226
7,939	Primis Financial Corp.	113,528
8,205	ProAssurance Corp.	197,741
8,467	PROG Holdings, Inc.*	259,429
13,321	Provident Financial Services, Inc.	316,107
13,840	Pzena Investment Management, Inc., Class A	127,743
4,723	QCR Holdings, Inc.	263,827
35,245	Radian Group, Inc.	842,356
12,080	Ready Capital Corp. REIT	179,388
27,509	Redwood Trust, Inc. REIT	285,819
5,617	Regional Management Corp.	288,321
7,427	Renasant Corp.	271,160
5,083	Republic Bancorp, Inc., Class A	233,208
5,479	RLI Corp.	556,119
6,966	S&T Bancorp, Inc.	216,573

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,191	Safety Insurance Group, Inc.	$349,697
9,567	Sandy Spring Bancorp, Inc.	450,510
7,299	Seacoast Banking Corp. of Florida	267,508
10,861	Selective Insurance Group, Inc.	903,527
14,013	ServisFirst Bancshares, Inc.	1,224,456
6,015	Sierra Bancorp	161,443
1,576	Silvergate Capital Corp., Class A*	201,854
13,954	Simmons First National Corp., Class A	397,968
20,996	SiriusPoint Ltd. (Bermuda)*	155,160
1,357	SmartFinancial, Inc.	35,404
5,164	Southern First Bancshares, Inc.*	294,658
5,541	Southern Missouri Bancorp, Inc.	296,887
5,548	Southside Bancshares, Inc.	231,296
5,785	SouthState Corp.	520,650
8,496	StepStone Group, Inc., Class A	293,367
8,729	Stewart Information Services Corp.	592,525
8,581	Stock Yards Bancorp, Inc.	458,826
5,323	StoneX Group, Inc.*	401,620
857	Summit Financial Group, Inc.	23,370
5,605	Texas Capital Bancshares, Inc.*	373,293
3,122	Tompkins Financial Corp.	246,950
11,612	Towne Bank	362,062
2,068	TPG RE Finance Trust, Inc. REIT	24,485
7,604	TriCo Bancshares	330,014
10,061	TriState Capital Holdings, Inc.*	334,025
5,757	Triumph Bancorp, Inc.*	577,542
2,360	Trupanion, Inc.*	211,527
4,850	TrustCo Bank Corp.	165,725
10,730	Trustmark Corp.	337,888
44,482	Two Harbors Investment Corp. REIT	225,079
7,302	UMB Financial Corp.	743,782
14,946	United Bankshares, Inc.	547,323
15,163	United Community Banks, Inc.	586,202
10,791	Universal Insurance Holdings, Inc.	124,744
5,760	Univest Financial Corp.	166,925
58,587	Valley National Bancorp	818,460
8,482	Veritex Holdings, Inc.	344,624
2,072	Virtus Investment Partners, Inc.	498,565
8,765	Walker & Dunlop, Inc.	1,212,638
12,427	Washington Federal, Inc.	442,153
5,693	Washington Trust Bancorp, Inc.	308,959
14,030	Waterstone Financial, Inc.	274,146
9,747	WesBanco, Inc.	356,155
10,873	West BanCorp, Inc.	314,230
4,376	Westamerica BanCorp	259,584
2,013	World Acceptance Corp.*	395,494
12,604	WSFS Financial Corp.	640,661

		85,919,129

Health Care – 13.3%
24,758	ACADIA Pharmaceuticals, Inc.*	629,101
26,815	Accuray, Inc.*	93,048
10,627	AdaptHealth Corp.*	185,229
3,038	Addus HomeCare Corp.*	258,351
123,670	Akebia Therapeutics, Inc.*	267,127
10,818	Alector, Inc.*	171,357

Common Stocks – (continued)
Health Care – (continued)
43,149	Alkermes PLC*	1,072,684
1,632	Allakos, Inc.*	9,123
31,841	Allscripts Healthcare Solutions, Inc.*	619,626
14,826	Alphatec Holdings, Inc.*	163,382
11,178	AMN Healthcare Services, Inc.*	1,186,433
77,077	Amneal Pharmaceuticals, Inc.*	349,159
20,040	Amphastar Pharmaceuticals, Inc.*	555,308
14,286	Ampio Pharmaceuticals, Inc.*	7,142
6,886	Anavex Life Sciences Corp.*	75,471
13,127	AngioDynamics, Inc.*	308,878
8,014	ANI Pharmaceuticals, Inc.*	300,124
7,228	Anika Therapeutics, Inc.*	234,910
97,885	Antares Pharma, Inc.*	342,597
3,130	Apellis Pharmaceuticals, Inc.*	133,119
2,773	Apollo Medical Holdings, Inc.*	133,437
2,043	Apyx Medical Corp.*	20,675
2,869	Arcus Biosciences, Inc.*	106,727
1,670	Arena Pharmaceuticals, Inc.*	158,600
9,802	Arrowhead Pharmaceuticals, Inc.*	431,288
2,433	Artivion, Inc.*	47,565
4,972	Arvinas, Inc.*	322,235
47,484	Atea Pharmaceuticals, Inc.*	301,049
6,049	AtriCure, Inc.*	420,103
198	Atrion Corp.	141,661
6,237	Avanos Medical, Inc.*	220,727
11,343	Avid Bioservices, Inc.*	232,305
2,677	Axonics, Inc.*	151,946
2,343	Beam Therapeutics, Inc.*	183,574
16,417	BioCryst Pharmaceuticals, Inc.*	272,686
75,408	BioDelivery Sciences International, Inc.*	420,777
3,040	Biohaven Pharmaceutical Holding Co. Ltd.*	360,878
3,398	BioLife Solutions, Inc.*	79,853
4,247	Blueprint Medicines Corp.*	257,156
2,795	Bridgebio Pharma, Inc.*	21,801
36,033	Brookdale Senior Living, Inc.*	247,907
12,769	Cara Therapeutics, Inc.*	132,415
13,518	Cardiovascular Systems, Inc.*	284,689
8,033	CareDx, Inc.*	308,307
2,961	Cassava Sciences, Inc.*(a)	125,872
79,556	Catalyst Pharmaceuticals, Inc.*	620,537
2,486	Celcuity, Inc.*	25,109
3,484	Celldex Therapeutics, Inc.*	104,172
20,857	Cerus Corp.*	122,431
25,419	ChromaDex Corp.*	69,394
25,225	Coherus Biosciences, Inc.*	297,403
28,840	Collegium Pharmaceutical, Inc.*	561,515
26,769	Community Health Systems, Inc.*	281,342
11,554	Computer Programs and Systems, Inc.*	355,632
4,183	CONMED Corp.	611,387
55,431	Corcept Therapeutics, Inc.*	1,235,557
3,056	CorVel Corp.*	486,087
14,297	Covetrus, Inc.*	253,343
29,421	Cross Country Healthcare, Inc.*	656,971
2,429	CryoPort, Inc.*	83,388
12,350	Cutera, Inc.*	473,746

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,492	Cytokinetics, Inc.*	$193,977
24,445	CytomX Therapeutics, Inc.*	93,624
21,356	CytoSorbents Corp.*	82,648
9,177	Denali Therapeutics, Inc.*	298,803
105,384	Durect Corp.*	69,891
20,353	Dynavax Technologies Corp.*	249,528
8,963	Eagle Pharmaceuticals, Inc.*	424,757
17,132	Emergent BioSolutions, Inc.*	708,922
3,833	Enanta Pharmaceuticals, Inc.*	269,920
149,329	Endo International PLC*	464,413
8,267	Ensign Group, Inc. (The)	694,759
9,918	Evolent Health, Inc., Class A*	264,315
2,413	Fate Therapeutics, Inc.*	83,369
45,978	Fluidigm Corp.*	169,199
8,714	Fulgent Genetics, Inc.*	542,882
2,333	Haemonetics Corp.*	134,637
16,780	Halozyme Therapeutics, Inc.*	595,187
10,006	Hanger, Inc.*	181,309
13,860	Harmony Biosciences Holdings, Inc.*	553,846
31,553	Harvard Bioscience, Inc.*	170,386
3,878	Health Catalyst, Inc.*	105,171
6,858	HealthEquity, Inc.*	368,343
7,970	HealthStream, Inc.*	163,305
1,490	Heska Corp.*	211,580
17,364	iCAD, Inc.*	83,868
6,443	Ideaya Biosciences, Inc.*	85,048
5,694	Inari Medical, Inc.*	500,958
9,847	Infinity Pharmaceuticals, Inc.*	10,832
12,543	InfuSystem Holdings, Inc.*	144,119
13,514	Innovage Holding Corp.*(a)	66,624
36,347	Innoviva, Inc.*	698,226
3,515	Inogen, Inc.*	122,638
8,523	Inotiv, Inc.*	225,263
3,624	Inspire Medical Systems, Inc.*	884,473
5,708	Integer Holdings Corp.*	478,730
4,724	Intellia Therapeutics, Inc.*	466,967
20,020	Intersect ENT, Inc.*	544,544
3,246	Intra-Cellular Therapies, Inc.*	180,088
7,150	Invitae Corp.*	77,148
5,487	iRhythm Technologies, Inc.*	709,304
68,206	Ironwood Pharmaceuticals, Inc.*	733,897
6,523	IVERIC bio, Inc.*	104,629
9,088	Joint Corp. (The)*	372,608
1,033	Karuna Therapeutics, Inc.*	108,465
59,582	Karyopharm Therapeutics, Inc.*	615,482
13,866	KemPharm, Inc.*(a)	82,225
2,072	Kymera Therapeutics, Inc.*	82,383
11,654	Lantheus Holdings, Inc.*	557,294
9,094	LeMaitre Vascular, Inc.	431,692
5,642	LHC Group, Inc.*	768,271
2,133	Ligand Pharmaceuticals, Inc.*	215,902
15,827	Lineage Cell Therapeutics, Inc.*	22,316
5,795	LivaNova PLC*	456,762
25,519	MannKind Corp.*	66,860
12,780	MEDNAX, Inc.*	299,947
6,212	Medpace Holdings, Inc.*	950,250

Common Stocks – (continued)
Health Care – (continued)
52,924	MEI Pharma, Inc.*	114,316
21,528	Meridian Bioscience, Inc.*	544,658
6,682	Merit Medical Systems, Inc.*	434,530
752	Mesa Laboratories, Inc.	192,008
65,162	MiMedx Group, Inc.*	329,068
3,371	ModivCare, Inc.*	397,778
58,196	Multiplan Corp.*	218,817
31,597	Myriad Genetics, Inc.*	770,335
4,466	National HealthCare Corp.	290,379
7,002	National Research Corp.	278,540
13,856	Natus Medical, Inc.*	385,474
11,498	Neogen Corp.*	410,479
10,195	NeoGenomics, Inc.*	218,275
5,277	Nevro Corp.*	378,361
31,168	NextGen Healthcare, Inc.*	608,711
10,129	NuVasive, Inc.*	548,181
6,984	Omnicell, Inc.*	902,891
119,148	OPKO Health, Inc.*	372,933
3,224	OptimizeRx Corp.*	146,015
16,857	Option Care Health, Inc.*	433,225
7,306	Oramed Pharmaceuticals, Inc. (Israel)*(a)	75,252
31,251	Organogenesis Holdings, Inc.*	232,507
12,120	Ortho Clinical Diagnostics Holdings PLC*	214,403
13,673	Orthofix Medical, Inc.*	464,609
22,078	Owens & Minor, Inc.	974,744
17,907	Pacific Biosciences of California, Inc.*	213,451
13,453	Pacira BioSciences, Inc.*	897,181
17,920	Patterson Cos., Inc.	535,808
1,224	Pennant Group, Inc. (The)*	19,890
16,754	Phibro Animal Health Corp., Class A	356,860
3,318	Phreesia, Inc.*	102,161
1,547	Portage Biotech, Inc. (Canada)*	12,299
15,280	Prestige Consumer Healthcare, Inc.*	909,618
4,962	Progyny, Inc.*	195,304
3,309	Protagonist Therapeutics, Inc.*	80,342
4,193	Prothena Corp. PLC (Ireland)*	145,078
6,385	PTC Therapeutics, Inc.*	224,241
15,936	Puma Biotechnology, Inc.*	36,653
12,075	R1 RCM, Inc.*	328,319
38,359	Radius Health, Inc.*	319,147
16,078	RadNet, Inc.*	396,644
8,294	Retractable Technologies, Inc.*	39,314
1,647	Rubius Therapeutics, Inc.*	8,219
10,839	SeaSpine Holdings Corp.*	137,330
18,815	Select Medical Holdings Corp.	435,567
15,362	Seres Therapeutics, Inc.*	122,896
5,042	Sharps Compliance Corp.*	31,059
3,367	Shockwave Medical, Inc.*	596,733
4,743	SI-BONE, Inc.*	104,631
4,597	Silk Road Medical, Inc.*	170,687
10,225	STAAR Surgical Co.*	811,047
29,346	Stereotaxis, Inc.*	135,579
28,569	Supernus Pharmaceuticals, Inc.*	912,780
27,260	Surface Oncology, Inc.*	98,136

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
5,530	Surgery Partners, Inc.*	$289,053
5,642	Surmodics, Inc.*	253,213
6,791	Sutro Biopharma, Inc.*	60,576
9,606	Tactile Systems Technology, Inc.*	195,578
15,274	Tenet Healthcare Corp.*	1,313,411
33,247	Tivity Health, Inc.*	906,978
16,019	Travere Therapeutics, Inc.*	436,678
2,083	Twist Bioscience Corp.*	116,523
2,246	US Physical Therapy, Inc.	206,565
403	Utah Medical Products, Inc.	36,274
44,901	Vanda Pharmaceuticals, Inc.*	510,075
6,036	Vapotherm, Inc.*	91,687
8,591	Varex Imaging Corp.*	203,091
16,459	Vaxart, Inc.*(a)	83,612
6,929	Veracyte, Inc.*	192,626
22,336	Vericel Corp.*	920,467
16,288	VistaGen Therapeutics, Inc.*	22,803
5,154	Xencor, Inc.*	161,372
358	XOMA Corp.*	7,851
15,818	Zynex, Inc.(a)	99,495

		61,248,391

Industrials – 16.4%
10,118	AAON, Inc.	592,510
6,778	AAR Corp.*	304,603
10,531	ABM Industries, Inc.	472,105
23,576	ACCO Brands Corp.	202,754
3,641	Aerojet Rocketdyne Holdings, Inc.	141,089
5,076	Air Transport Services Group, Inc.*	159,945
2,651	Alamo Group, Inc.	368,781
3,624	Albany International Corp., Class A	318,260
1,199	Allegiant Travel Co.*	208,734
9,086	Allied Motion Technologies, Inc.	316,375
10,079	Altra Industrial Motion Corp.	428,055
4,017	Ameresco, Inc., Class A*	258,092
2,831	American Woodmark Corp.*	151,685
22,044	API Group Corp.*	475,489
8,753	Apogee Enterprises, Inc.	394,498
11,441	Applied Industrial Technologies, Inc.	1,156,685
7,290	ArcBest Corp.	675,637
7,348	Arcosa, Inc.	387,019
2,816	Argan, Inc.	109,514
10,337	ASGN, Inc.*	1,145,236
6,086	Astec Industries, Inc.	303,083
12,689	Atkore, Inc.*	1,290,598
5,515	Atlas Air Worldwide Holdings, Inc.*	432,155
9,480	Atlas Technical Consultants, Inc.*	108,830
4,709	Avis Budget Group, Inc.*	863,819
4,310	AZZ, Inc.	212,181
18,994	Babcock & Wilcox Enterprises, Inc.*	133,148
6,171	Barnes Group, Inc.	286,643
2,197	Barrett Business Services, Inc.	132,150
10,314	Beacon Roofing Supply, Inc.*	615,643
10,816	Blue Bird Corp.*	230,489
7,348	BlueLinx Holdings, Inc.*	656,764
15,697	Boise Cascade Co.	1,254,818

Common Stocks – (continued)
Industrials – (continued)
11,964	Brady Corp., Class A	551,301
7,834	BrightView Holdings, Inc.*	105,837
4,301	Brink’s Co. (The)	301,328
140	Byrna Technologies, Inc.*	1,401
10,643	Caesarstone Ltd.	127,610
4,518	Casella Waste Systems, Inc., Class A*	340,657
12,126	CBIZ, Inc.*	471,823
3,802	Chart Industries, Inc.*	549,009
5,810	Cimpress PLC (Ireland)*	365,972
7,032	Columbus McKinnon Corp.	320,940
11,480	Comfort Systems USA, Inc.	987,050
2,989	Commercial Vehicle Group, Inc.*	23,882
29,254	CoreCivic, Inc.*	266,504
18,606	Cornerstone Building Brands, Inc.*	410,820
16,116	Costamare, Inc. (Monaco)	217,566
3,888	CRA International, Inc.	345,371
3,678	CSW Industrials, Inc.	442,574
14,019	Deluxe Corp.	436,131
2,843	Douglas Dynamics, Inc.	104,452
2,185	Ducommun, Inc.*	110,364
13,181	DXP Enterprises, Inc.*	378,427
3,415	Dycom Industries, Inc.*	297,310
3,062	Eagle Bulk Shipping, Inc.	161,459
10,593	EMCOR Group, Inc.	1,223,915
4,979	Encore Wire Corp.	579,655
19,195	Energy Recovery, Inc.*	364,705
6,852	Enerpac Tool Group Corp.	118,197
6,509	EnerSys	473,400
6,232	Ennis, Inc.	117,037
3,759	EnPro Industries, Inc.	415,144
2,940	ESCO Technologies, Inc.	204,536
13,291	Evoqua Water Technologies Corp.*	566,994
3,810	Exponent, Inc.	361,036
7,414	Federal Signal Corp.	267,720
5,899	Fluor Corp.*	127,772
5,183	Forrester Research, Inc.*	269,153
8,824	Forward Air Corp.	910,460
10,218	Franklin Covey Co.*	471,050
9,998	Franklin Electric Co., Inc.	845,431
25,234	FuelCell Energy, Inc.*	151,404
2,578	GATX Corp.	274,892
10,660	Genco Shipping & Trading Ltd.	205,525
58,770	GEO Group, Inc. (The) REIT*	350,269
4,902	Gibraltar Industries, Inc.*	236,865
10,433	Global Industrial Co.	331,561
19,923	GMS, Inc.*	1,080,823
3,329	Gorman-Rupp Co. (The)	124,039
43,239	GrafTech International Ltd.	435,849
6,555	Granite Construction, Inc.	198,420
14,195	Great Lakes Dredge & Dock Corp.*	200,291
4,879	Greenbrier Cos., Inc. (The)	216,774
7,611	Griffon Corp.	175,434
7,334	H&E Equipment Services, Inc.	306,268
7,343	Hawaiian Holdings, Inc.*	140,839
10,158	Healthcare Services Group, Inc.	160,700
6,296	Heartland Express, Inc.	90,411

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,533	Heidrick & Struggles International, Inc.	$193,786
2,878	Helios Technologies, Inc.	225,664
3,035	Herc Holdings, Inc.	482,929
5,788	Heritage-Crystal Clean, Inc.*	162,296
12,024	Hillenbrand, Inc.	573,665
14,539	HNI Corp.	591,592
10,232	Hub Group, Inc., Class A*	863,581
5,044	Huron Consulting Group, Inc.*	248,821
3,548	Hydrofarm Holdings Group, Inc.*	71,847
1,230	Hyster-Yale Materials Handling, Inc.	47,084
5,483	ICF International, Inc.	485,903
7,023	IES Holdings, Inc.*	295,247
7,608	Insperity, Inc.	684,340
3,478	Insteel Industries, Inc.	129,069
19,732	Interface, Inc.	257,503
9,894	JELD-WEN Holding, Inc.*	228,354
5,129	John Bean Technologies Corp.	581,475
3,715	Kadant, Inc.	733,155
4,505	Kaman Corp.	195,562
12,905	KAR Auction Services, Inc.*	238,226
23,064	KBR, Inc.	1,144,897
14,148	Kelly Services, Inc., Class A	300,221
8,806	Kennametal, Inc.	279,238
15,520	Kforce, Inc.	1,166,794
27,196	Kimball International, Inc., Class B	252,107
8,875	Korn Ferry	588,057
5,799	Kratos Defense & Security Solutions, Inc.*	121,315
3,820	Lawson Products, Inc.*	162,388
1,733	Lindsay Corp.	227,387
7,095	Manitowoc Co., Inc. (The)*	117,280
4,679	ManTech International Corp., Class A	390,088
6,554	Marten Transport Ltd.	113,056
4,140	Masonite International Corp.*	390,526
14,408	Matrix Service Co.*	99,992
9,810	Matson, Inc.	1,086,654
5,992	Matthews International Corp., Class A	198,815
3,512	Maxar Technologies, Inc.	113,929
2,173	McGrath RentCorp	176,621
10,184	Meritor, Inc.*	362,652
17,909	Mesa Air Group, Inc.*	77,904
1,733	Miller Industries, Inc.	53,688
16,607	MillerKnoll, Inc.	645,680
11,081	Mistras Group, Inc.*	73,910
1,449	Montrose Environmental Group, Inc.*	63,915
3,849	Moog, Inc., Class A	319,890
23,849	MRC Global, Inc.*	240,875
11,878	Mueller Industries, Inc.	677,640
14,430	Mueller Water Products, Inc., Class A	183,117
4,787	MYR Group, Inc.*	429,633
491	National Presto Industries, Inc.	39,034
4,667	Northwest Pipe Co.*	133,009
55,896	NOW, Inc.*	522,069
5,894	NV5 Global, Inc.*	632,131
2,509	Omega Flex, Inc.	364,432
1,075	PAM Transportation Services, Inc.*	72,530

Common Stocks – (continued)
Industrials – (continued)
2,707	Park-Ohio Holdings Corp.	43,014
9,170	Parsons Corp.*	317,832
17,755	PGT Innovations, Inc.*	381,910
22,310	Pitney Bowes, Inc.	111,104
4,599	Powell Industries, Inc.	97,223
2,415	Preformed Line Products Co.	134,636
10,486	Primoris Services Corp.	276,516
4,125	Proto Labs, Inc.*	231,949
12,858	Quanex Building Products Corp.	293,934
32,161	Radiant Logistics, Inc.*	221,911
1,990	RBC Bearings, Inc.*	385,761
18,643	Resideo Technologies, Inc.*	479,871
24,971	Resources Connection, Inc.	414,519
9,868	REV Group, Inc.	133,415
11,675	Rush Enterprises, Inc., Class A	606,399
5,377	Rush Enterprises, Inc., Class B	263,527
38,860	Safe Bulkers, Inc. (Greece)*	162,435
3,116	Saia, Inc.*	895,009
11,517	Shyft Group, Inc. (The)	465,402
9,573	Simpson Manufacturing Co., Inc.	1,134,496
5,960	SkyWest, Inc.*	167,536
6,335	SP Plus Corp.*	189,100
4,340	Spirit Airlines, Inc.*	108,847
6,899	SPX Corp.*	349,779
8,278	SPX FLOW, Inc.	710,997
2,029	Standex International Corp.	214,932
28,027	Steelcase, Inc., Class A	341,089
5,936	Stem, Inc.*	56,511
6,853	Sterling Construction Co., Inc.*	202,369
4,861	Team, Inc.*	4,591
6,639	Tennant Co.	523,020
10,433	Terex Corp.	430,674
6,993	Tetra Tech, Inc.	1,110,279
8,040	Textainer Group Holdings Ltd. (China)	285,500
4,065	Titan International, Inc.*	45,528
12,267	Titan Machinery, Inc.*	347,524
5,796	Transcat, Inc.*	454,754
5,351	TriNet Group, Inc.*	467,196
3,638	Trinity Industries, Inc.	104,993
7,055	Triton International Ltd. (Bermuda)	463,372
21,524	TrueBlue, Inc.*	585,453
14,480	Tutor Perini Corp.*	141,904
13,426	UFP Industries, Inc.	1,151,280
2,415	UniFirst Corp.	437,719
15,094	Upwork, Inc.*	381,576
3,978	US Ecology, Inc.*	188,716
5,812	Vectrus, Inc.*	266,422
9,735	Veritiv Corp.*	1,043,300
6,124	Vicor Corp.*	457,891
10,359	Wabash National Corp.	176,517
6,510	Watts Water Technologies, Inc., Class A	937,115
6,040	Welbilt, Inc.*	142,786
7,863	Werner Enterprises, Inc.	341,726
7,092	WESCO International, Inc.*	863,309
6,992	Willdan Group, Inc.*	225,842
24,200	WillScot Mobile Mini Holdings Corp.*	859,826

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
13,731	Zurn Water Solutions Corp.	$446,532

		75,490,685

Information Technology – 14.1%
18,124	3D Systems Corp.*	322,970
21,017	8x8, Inc.*	272,380
44,771	A10 Networks, Inc.	637,539
16,333	ACI Worldwide, Inc.*	547,482
15,138	ADTRAN, Inc.	311,691
5,870	Advanced Energy Industries, Inc.	503,940
9,163	Agilysys, Inc.*	385,121
8,463	Alarm.com Holdings, Inc.*	557,119
8,732	Alpha & Omega Semiconductor Ltd.*	469,520
8,358	Altair Engineering, Inc., Class A*	555,138
4,544	Ambarella, Inc.*	634,842
10,212	American Software, Inc., Class A	224,358
33,305	Amkor Technology, Inc.	755,024
4,389	Appfolio, Inc., Class A*	496,571
7,303	Appian Corp.*	445,191
7,176	Asana, Inc., Class A*	393,173
23,757	Avaya Holdings Corp.*	327,134
1,213	Aviat Networks, Inc.*	34,328
22,014	Avid Technology, Inc.*	692,560
9,842	Axcelis Technologies, Inc.*	681,263
2,019	AXT, Inc.*	15,042
6,784	Badger Meter, Inc.	674,397
5,891	Belden, Inc.	331,958
9,386	Benchmark Electronics, Inc.	245,350
17,397	Benefitfocus, Inc.*	175,362
3,356	BigCommerce Holdings, Inc.Series 1*	86,920
6,693	Blackbaud, Inc.*	418,246
4,048	Blackline, Inc.*	304,855
6,351	Bottomline Technologies DE, Inc.*	359,721
26,918	Box, Inc., Class A*	689,370
26,173	Brightcove, Inc.*	195,774
14,490	Calix, Inc.*	787,387
7,245	Cambium Networks Corp.*	201,483
10,146	Casa Systems, Inc.*	42,207
4,038	Cass Information Systems, Inc.	159,824
4,299	Cerence, Inc.*	155,237
4,811	CEVA, Inc.*	196,144
22,460	ChannelAdvisor Corp.*	403,157
9,339	Clearfield, Inc.*	598,723
3,204	CMC Materials, Inc.	594,118
9,673	Cohu, Inc.*	301,604
10,309	CommVault Systems, Inc.*	648,539
4,538	Comtech Telecommunications Corp.	93,392
62,967	Conduent, Inc.*	306,649
2,662	Consensus Cloud Solutions, Inc.*	148,167
4,077	CoreCard Corp.*	131,361
5,752	Corsair Gaming, Inc. *(a)	132,756
3,719	Couchbase, Inc.*	78,359
10,231	CSG Systems International, Inc.	631,457
5,604	CTS Corp.	212,616
29,059	Daktronics, Inc.*	133,962
15,333	Diebold Nixdorf, Inc.*	133,397

Common Stocks – (continued)
Information Technology – (continued)
12,532	Digi International, Inc.*	251,643
8,490	Digital Turbine, Inc.*	411,595
2,206	DigitalOcean Holdings, Inc.*	130,860
11,347	Diodes, Inc.*	1,016,578
7,505	Domo, Inc., Class B*	333,973
9,648	Ebix, Inc.	284,713
16,139	eGain Corp.*	190,279
791	EMCORE Corp.*	3,069
5,153	Envestnet, Inc.*	385,547
7,182	ePlus, Inc.*	336,836
11,329	EVERTEC, Inc. (Puerto Rico)	457,238
5,695	ExlService Holdings, Inc.*	687,899
62,967	Extreme Networks, Inc.*	723,491
6,206	Fabrinet (Thailand)*	621,407
4,713	FARO Technologies, Inc.*	257,990
16,404	FormFactor, Inc.*	664,198
3,367	Grid Dynamics Holdings, Inc.*	40,909
18,512	Hackett Group, Inc. (The)	383,569
21,314	Harmonic, Inc.*	198,433
5,619	I3 Verticals, Inc., Class A*	148,342
8,325	Ichor Holdings Ltd.*	293,290
11,924	Identiv, Inc.*	249,927
10,088	II-VI, Inc.*	700,712
8,019	Impinj, Inc.*	551,306
15,803	Infinera Corp.*	145,862
20,565	Inseego Corp.*(a)	96,861
7,084	Insight Enterprises, Inc.*	736,736
3,789	InterDigital, Inc.	244,087
19,603	Iteris, Inc.*	64,494
4,079	Itron, Inc.*	194,446
10,982	Kimball Electronics, Inc.*	189,330
14,723	Knowles Corp.*	320,667
12,023	Kulicke & Soffa Industries, Inc. (Singapore)	628,082
12,416	KVH Industries, Inc.*	107,026
26,466	Lattice Semiconductor Corp.*	1,657,301
42,662	Limelight Networks, Inc.*	166,808
9,939	LivePerson, Inc.*	201,563
4,623	LiveRamp Holdings, Inc.*	199,529
24,965	Luna Innovations, Inc.*	170,511
5,362	MACOM Technology Solutions Holdings, Inc.*	322,256
6,302	Marathon Digital Holdings, Inc.*(a)	159,756
12,847	Maximus, Inc.	1,013,114
11,337	MaxLinear, Inc.*	695,525
33,590	Meta Materials, Inc.*(a)	72,219
8,284	Methode Electronics, Inc.	378,082
948	MicroStrategy, Inc., Class A*	419,964
8,880	Mimecast Ltd.*	706,226
17,508	Mitek Systems, Inc.*	260,169
9,494	Model N, Inc.*	233,457
15,623	Momentive Global, Inc.*	245,594
22,118	MoneyGram International, Inc.*	237,547
20,103	Napco Security Technologies, Inc.*	409,900
35,632	NeoPhotonics Corp.*	545,526
8,203	NETGEAR, Inc.*	218,282

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,214	NetScout Systems, Inc.*	$473,612
4,943	Novanta, Inc.*	675,362
12,465	OneSpan, Inc.*	171,768
10,718	Onto Innovation, Inc.*	923,999
3,270	OSI Systems, Inc.*	263,791
3,338	PagerDuty, Inc.*	112,891
9,086	PC Connection, Inc.	443,306
8,558	Perficient, Inc.*	872,060
22,763	Photronics, Inc.*	419,294
4,401	Ping Identity Holding Corp.*	92,597
6,996	Plantronics, Inc.*	197,077
5,296	Plexus Corp.*	431,465
9,236	Power Integrations, Inc.	831,240
10,623	Progress Software Corp.	468,262
4,716	PROS Holdings, Inc.*	149,875
4,114	Q2 Holdings, Inc.*	267,616
5,843	Qualys, Inc.*	732,186
37,930	Quantum Corp.*	98,618
23,425	Rackspace Technology, Inc.*	260,720
20,547	Rambus, Inc.*	554,769
6,931	Rapid7, Inc.*	717,081
8,065	Repay Holdings Corp.*	139,283
37,623	Ribbon Communications, Inc.*	114,374
5,392	Riot Blockchain, Inc.*(a)	92,904
1,461	Rogers Corp.*	398,853
6,678	Sailpoint Technologies Holdings, Inc.*	276,269
12,411	Sanmina Corp.*	493,710
7,799	Sapiens International Corp. NV (Israel)	210,495
7,533	ScanSource, Inc.*	237,892
7,482	SecureWorks Corp., Class A*	114,998
9,857	Semtech Corp.*	683,879
4,458	ShotSpotter, Inc.*	114,481
5,742	Silicon Laboratories, Inc.*	882,603
1,679	SiTime Corp.*	339,393
20,838	SMART Global Holdings, Inc.*	572,003
27,662	Smith Micro Software, Inc.*	115,074
4,804	Sprout Social, Inc., Class A*	312,788
6,824	SPS Commerce, Inc.*	886,096
5,117	SunPower Corp.*	91,748
7,048	Super Micro Computer, Inc.*	276,916
7,532	Synaptics, Inc.*	1,720,535
9,370	Tenable Holdings, Inc.*	518,723
5,319	TTEC Holdings, Inc.	422,861
25,846	TTM Technologies, Inc.*	324,884
1,618	Tucows, Inc., Class A*(a)	108,697
10,616	Turtle Beach Corp.*	252,342
13,683	Ultra Clean Holdings, Inc.*	626,818
6,278	Unisys Corp.*	134,161
9,914	Upland Software, Inc.*	186,978
16,695	Varonis Systems, Inc.*	727,902
8,935	Veeco Instruments, Inc.*	255,273
11,080	Verint Systems, Inc.*	556,548
12,702	Verra Mobility Corp.*	213,394
32,881	Viavi Solutions, Inc.*	539,248
21,443	Vishay Intertechnology, Inc.	411,491
6,763	Vishay Precision Group, Inc.*	212,426

Common Stocks – (continued)
Information Technology – (continued)
67,271	Vonage Holdings Corp.*	1,366,947
6,585	Workiva, Inc.*	693,401
28,681	Xperi Holding Corp.	496,755
23,578	Yext, Inc.*	174,949
17,104	Zuora, Inc., Class A*	259,639

		64,914,922

Materials – 3.9%
7,759	AdvanSix, Inc.	310,826
12,595	American Vanguard Corp.	189,807
60,087	Amyris, Inc.*(a)	273,997
4,965	Arconic Corp.*	152,425
12,844	Aspen Aerogels, Inc.*	380,182
14,522	Avient Corp.	760,808
3,711	Balchem Corp.	513,380
7,607	Cabot Corp.	556,528
7,322	Carpenter Technology Corp.	281,092
4,389	Chase Corp.	403,042
4,129	Clearwater Paper Corp.*	119,039
23,400	Commercial Metals Co.	902,070
2,547	Compass Minerals International, Inc.	149,305
15,486	Constellium SE*	300,893
10,484	Ferro Corp.*	227,817
7,700	Forterra, Inc.*	181,412
13,983	GCP Applied Technologies, Inc.*	441,583
9,507	Glatfelter Corp.	130,626
4,064	Greif, Inc., Class A	233,639
7,448	HB Fuller Co.	509,220
32,964	Hecla Mining Co.	189,873
6,183	Ingevity Corp.*	421,866
6,042	Innospec, Inc.	577,011
3,313	Intrepid Potash, Inc.*	188,477
2,335	Kaiser Aluminum Corp.	225,327
4,287	Koppers Holdings, Inc.*	122,737
8,670	Kraton Corp.*	400,120
9,853	Livent Corp.*	232,038
6,510	Materion Corp.	543,910
5,316	Minerals Technologies, Inc.	372,067
6,242	MP Materials Corp.*	284,760
27,559	Myers Industries, Inc.	458,031
2,149	Neenah, Inc.	83,704
17,859	Novagold Resources, Inc. (Canada)*	124,656
18,637	O-I Glass, Inc.*	238,181
7,682	Olympic Steel, Inc.	205,647
20,636	Orion Engineered Carbons SA (Germany)	320,683
1,006	Quaker Chemical Corp.	186,724
4,275	Ranpak Holdings Corp.*	103,455
9,500	Rayonier Advanced Materials, Inc.*	55,765
13,460	Ryerson Holding Corp.	351,575
12,301	Schnitzer Steel Industries, Inc., Class A	598,444
5,540	Schweitzer-Mauduit International, Inc.	172,959
6,938	Sensient Technologies Corp.	569,818
4,578	Stepan Co.	474,372
12,989	Summit Materials, Inc., Class A*	405,517
27,607	SunCoke Energy, Inc.	218,923
17,320	TimkenSteel Corp.*	312,280

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
6,254	Tredegar Corp.	$71,984
8,202	TriMas Corp.	266,647
5,688	Trinseo PLC	295,548
19,441	Tronox Holdings PLC, Class A	394,652
5,672	UFP Technologies, Inc.*	392,162
1,692	United States Lime & Minerals, Inc.	198,861
7,452	Verso Corp., Class A	197,552
11,769	Warrior Met Coal, Inc.	370,723
5,917	Worthington Industries, Inc.	337,387

		17,982,127

Real Estate – 7.0%
8,700	Acadia Realty Trust REIT	186,528
6,748	Agree Realty Corp. REIT	432,884
21,082	Alexander & Baldwin, Inc. REIT	472,869
464	Alexander’s, Inc. REIT	117,587
7,092	American Assets Trust, Inc. REIT	259,284
58,424	Apartment Investment and Management Co., Class A REIT*	417,147
26,396	Apple Hospitality REIT, Inc. REIT	466,945
23,859	Brandywine Realty Trust REIT	318,040
16,687	Broadstone Net Lease, Inc. REIT	361,440
7,709	BRT Apartments Corp. REIT	169,675
14,439	CareTrust REIT, Inc. REIT	252,682
2,243	Centerspace REIT	210,820
14,184	Chatham Lodging Trust REIT*	195,030
5,209	Community Healthcare Trust, Inc. REIT	217,215
32,242	CorePoint Lodging, Inc. REIT*	514,905
15,071	Corporate Office Properties Trust REIT	395,011
3,217	CTO Realty Growth, Inc. REIT	201,674
41,693	Cushman & Wakefield PLC*	913,911
45,996	DigitalBridge Group, Inc. REIT*	333,471
78,256	Diversified Healthcare Trust REIT	225,377
15,513	Douglas Elliman, Inc.*	116,968
10,124	Easterly Government Properties, Inc. REIT	210,782
5,083	EastGroup Properties, Inc. REIT	969,633
29,415	Empire State Realty Trust, Inc., Class A REIT	278,266
5,859	Equity Commonwealth REIT*	155,674
9,970	Essential Properties Realty Trust, Inc. REIT	252,042
35,358	eXp World Holdings, Inc.(a)	945,473
9,721	Farmland Partners, Inc. REIT	113,444
9,616	Forestar Group, Inc.*	176,069
13,261	Four Corners Property Trust, Inc. REIT	349,825
27,730	Franklin Street Properties Corp. REIT	160,279
3,248	FRP Holdings, Inc.*	188,157
7,380	Getty Realty Corp. REIT	203,319
9,872	Gladstone Commercial Corp. REIT	209,188
5,340	Gladstone Land Corp. REIT	159,613
8,297	Global Medical REIT, Inc. REIT	130,263
13,628	Global Net Lease, Inc. REIT	193,654
18,573	Healthcare Realty Trust, Inc. REIT	484,384
26,462	Hersha Hospitality Trust REIT*	244,244
19,208	Independence Realty Trust, Inc. REIT	485,386

Common Stocks – (continued)
Real Estate – (continued)
11,413	Industrial Logistics Properties Trust REIT	255,309
2,402	Innovative Industrial Properties, Inc. REIT	452,681
16,853	iStar, Inc. REIT	423,347
15,472	Kennedy-Wilson Holdings, Inc.	342,550
31,725	Kite Realty Group Trust REIT	695,729
6,206	LTC Properties, Inc. REIT	209,949
33,040	LXP Industrial Trust REIT	510,798
21,037	Macerich Co. (The) REIT	321,866
19,457	Marcus & Millichap, Inc.*	967,597
5,904	National Health Investors, Inc. REIT	314,742
15,502	National Storage Affiliates Trust REIT	903,302
24,549	Necessity Retail REIT, Inc. (The) REIT	172,825
514	NETSTREIT Corp. REIT	11,380
27,750	Newmark Group, Inc., Class A	490,620
6,104	NexPoint Residential Trust, Inc. REIT	518,657
13,525	Office Properties Income Trust REIT	338,801
12,360	Outfront Media, Inc. REIT	330,012
36,709	Paramount Group, Inc. REIT	410,774
9,783	Pebblebrook Hotel Trust REIT	220,215
27,135	Physicians Realty Trust REIT	441,215
23,736	Piedmont Office Realty Trust, Inc., Class A REIT	404,461
5,590	Plymouth Industrial REIT, Inc. REIT	145,787
9,872	Postal Realty Trust, Inc., Class A REIT	172,266
19,978	PotlatchDeltic Corp. REIT	1,096,792
17,127	Preferred Apartment Communities, Inc. REIT	432,628
3,444	PS Business Parks, Inc. REIT	548,595
12,844	RE/MAX Holdings, Inc., Class A	380,696
58,879	Realogy Holdings Corp.*	1,070,420
18,313	Redfin Corp.*	396,110
17,422	Retail Opportunity Investments Corp. REIT	316,384
6,208	Retail Value, Inc. REIT	19,245
8,230	RLJ Lodging Trust REIT	115,138
9,612	RMR Group, Inc. (The), Class A	280,094
20,834	RPT Realty REIT	269,800
3,743	Ryman Hospitality Properties, Inc. REIT*	329,796
30,647	Sabra Health Care REIT, Inc. REIT	411,589
1,496	Safehold, Inc. REIT	91,795
16,908	Service Properties Trust REIT	145,916
22,153	SITE Centers Corp. REIT	344,479
5,092	St Joe Co. (The)	275,121
19,003	STAG Industrial, Inc. REIT	740,357
10,674	Summit Hotel Properties, Inc. REIT*	105,566
16,183	Sunstone Hotel Investors, Inc. REIT*	171,216
18,942	Tanger Factory Outlet Centers, Inc. REIT	315,953
8,804	Terreno Realty Corp. REIT	605,627
9,494	UMH Properties, Inc. REIT	218,932
37,754	Uniti Group, Inc. REIT	489,669
2,597	Universal Health Realty Income Trust REIT	148,315
10,651	Urban Edge Properties REIT	194,061
20,786	Veris Residential, Inc. REIT*	351,283

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
9,022	Washington Real Estate Investment Trust REIT	$210,754
18,767	Whitestone REIT	221,075
8,409	Xenia Hotels & Resorts, Inc. REIT*	155,903

		32,197,350

Utilities – 3.1%
9,867	ALLETE, Inc.	621,029
9,463	American States Water Co.	796,406
1,056	Artesian Resources Corp., Class A	49,083
11,724	Avista Corp.	523,242
10,584	Black Hills Corp.	740,774
10,790	Brookfield Infrastructure Corp., Class A (Canada)	760,048
7,717	California Water Service Group	439,329
3,949	Chesapeake Utilities Corp.	525,020
25,245	Clearway Energy, Inc., Class A	772,245
29,392	Clearway Energy, Inc., Class C	981,693
6,373	MGE Energy, Inc.	458,983
2,668	Middlesex Water Co.	266,773
14,308	New Jersey Resources Corp.	624,115
4,687	Northwest Natural Holding Co.	243,771
9,335	NorthWestern Corp.	564,581
9,056	ONE Gas, Inc.	752,463
8,786	Ormat Technologies, Inc.	626,881
8,368	Otter Tail Corp.	517,644
15,152	PNM Resources, Inc.	684,416
16,790	Portland General Electric Co.	852,428
15,771	Pure Cycle Corp.*	186,886
4,582	SJW Group	298,838
12,421	South Jersey Industries, Inc.	421,444
9,104	Southwest Gas Holdings, Inc.	645,838
7,982	Spire, Inc.	535,672
5,724	Sunnova Energy International, Inc.*	115,339
4,451	Unitil Corp.	224,731
9,821	Via Renewables, Inc.	109,504

Common Stocks – (continued)
Utilities – (continued)
4,237	York Water Co. (The)	190,114

		14,529,290

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $404,443,467)		$456,593,959

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,945,025	0.026%	$2,945,025
(Cost $2,945,025)

TOTAL INVESTMENTS – 99.8%
(Cost $407,388,492)		$459,538,984

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		929,141

NET ASSETS – 100.0%		$460,468,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000 Index	27	03/18/22	$2,752,750	$7,325

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Assets:

Investments at value (cost $1,035,366,536, $17,975,658, $2,748,846,804 and $12,559,109, respectively)(a)	$1,263,995,548	$20,464,411	$3,133,667,717	$13,833,714

Investments in securities lending reinvestment vehicle, at value which equals cost	12,466,770	63,082	46,969,960	168,842

Cash	12,599,425	158,762	10,613,451	—

Foreign currency, at value (cost $813,102, $—, $226,836 and $—, respectively)	812,738	—	225,092	—

Variation margin on futures contracts	—	7,064	—	—

Receivables:

Investments sold	40,435,246	728,603	105,548,819	549,552

Dividends	2,931,741	15,793	5,135,004	23,810

Reimbursement from investment adviser	57,352	—	—	—

Foreign tax reclaims	35,418	65,370	3,097,140	—

Securities lending income	9,202	17	14,739	39

Due from broker	—	7,157	318,609	—

Other assets	2,242	—	—	—

Total assets	1,333,345,682	21,510,259	3,305,590,531	14,575,957

Liabilities:

Variation margin on futures contracts	—	—	124,922	—

Payables:

Investments purchased	49,028,144	879,599	115,409,816	520,411

Upon return of securities loaned	12,466,770	63,082	46,969,960	168,842

Foreign capital gains tax	5,445,236	—	—	—

Management fees	404,484	3,982	615,472	2,706

Foreign bank overdraft (cost $—, $631, $— and $63, respectively)	—	605	—	63

Due to custodian	—	—	—	21,520

Accrued expenses	923,725	747	91,711	689

Total liabilities	68,268,359	948,015	163,211,881	714,231

Net Assets:

Paid-in capital	1,075,242,085	21,335,969	2,899,796,482	13,637,976

Total distributable earnings (loss)	189,835,238	(773,725)	242,582,168	223,750

NET ASSETS	$1,265,077,323	$20,562,244	$3,142,378,650	$13,861,726
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	36,050,000	600,000	95,700,000	400,000

Net asset value per share:	$35.09	$34.27	$32.84	$34.65

(a)	Includes loaned securities having a market value of $11,897,981, $59,536, $45,024,963 and $161,852 for ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF, respectively.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Assets:

Investments at value (cost $7,930,480, $9,697,116,968 and $404,443,467, respectively)(a)	$7,316,833	$13,413,352,255	$456,593,959

Investments in securities lending reinvestment vehicle, at value which equals cost	3,387	4,006,720	2,945,025

Cash	2,488	8,094,852	3,489,393

Variation margin on futures contracts	—	—	7,425

Receivables:

Dividends	8,622	17,402,999	290,117

Securities lending income	9	2,618	4,293

Collateral on futures contracts	—	—	163,350

Foreign tax reclaims	—	—	613

Total assets	7,331,339	13,442,859,444	463,494,175

Liabilities:

Payables:

Upon return of securities loaned	3,387	4,006,720	2,945,025

Management fees	1,145	939,340	69,860

Accrued expenses	—	270,682	11,165

Total liabilities	4,532	5,216,742	3,026,050

Net Assets:

Paid-in capital	7,934,654	9,916,796,673	418,777,437

Total distributable earnings (loss)	(607,847)	3,520,846,029	41,690,688

NET ASSETS	$7,326,807	$13,437,642,702	$460,468,125
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	200,000	155,452,500	7,450,000

Net asset value per share:	$36.63	$86.44	$61.81

(a)	Includes loaned securities having a market value of $3,502, $4,068,777 and $2,884,254 for ActiveBeta® Paris-Aligned Climate U.S. Large Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,816,874, $24,221, $2,538,189 and $16,663, respectively)	$13,349,347	$97,895	$25,819,229	$142,375

Non cash dividend income	4,903,877	51,426	4,367,018	—

Securities lending income — unaffiliated issuer	94,314	3,054	416,926	825

Total investment income	18,347,538	152,375	30,603,173	143,200

Expenses:

Management fees	2,669,691	22,175	3,908,129	15,493

Custody, accounting and administrative services	597,151	—	—	—

Printing and mailing costs	102,153	—	—	—

Professional fees	81,598	—	—	—

Trustee fees	10,352	3,076	27,654	3,036

Other	32,747	—	—	—

Total expenses	3,493,692	25,251	3,935,783	18,529

Less — expense reductions	(490,290)	—	—	—

Net expenses	3,003,402	25,251	3,935,783	18,529

NET INVESTMENT INCOME	15,344,136	127,124	26,667,390	124,671

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,297,394)	(144,692)	(26,850,362)	(161,154)

In-kind redemptions	429,045	—	—	—

Futures contracts	9,691	(5,398)	(265,996)	3,471

Foreign currency transactions	(194,942)	(1,591)	(409,275)	(2,308)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the foreign capital gains tax liability of $5,445,236, $—, $— and $—, respectively)	(134,768,721)	(1,897,251)	(234,129,554)	(1,099,958)

Futures contracts	—	(3,287)	(183,830)	—

Foreign currency translations	(31,751)	(3,782)	(14,107)	23

Net realized and unrealized loss	(135,854,072)	(2,056,001)	(261,853,124)	(1,259,926)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(120,509,936)	$(1,928,877)	$(235,185,734)	$(1,135,255)

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF*	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $42, $— and $2,847, respectively)	$22,167	$91,468,612	$3,015,672

Securities lending income — unaffiliated issuer	9	117,793	33,619

Total investment income	22,176	91,586,405	3,049,291

Expenses:

Management fees	3,295	6,135,258	441,504

Trustee fees	—	113,399	6,498

Total expenses	3,295	6,248,657	448,002

NET INVESTMENT INCOME	18,881	85,337,748	2,601,289

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(9,349)	(26,480,555)	(1,024,328)

In-kind redemptions	—	291,591,527	—

Futures contracts	—	1,250,148	(269,162)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(613,647)	(969,784,510)	(21,244,046)

Futures contracts	—	(498,672)	(43,331)

Net realized and unrealized loss	(622,996)	(703,922,062)	(22,623,001)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(604,115)	$(618,584,314)	$(20,021,712)

*	For the period December 13, 2021 (commencement of operations) through February 28, 2022.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$15,344,136	$28,374,315	$127,124	$460,405

Net realized gain (loss)	(1,053,600)	299,505,967	(151,681)	279,554

Net change in unrealized gain (loss)	(134,800,472)	(6,490,407)	(1,904,320)	4,206,895

Net increase (decrease) in net assets resulting from operations	(120,509,936)	321,389,875	(1,928,877)	4,946,854

Distributions to shareholders:

From distributable earnings	(32,670,988)	(31,408,924)	(192,346)	(469,425)

From share transactions:

Proceeds from sales of shares	40,814,371	267,346,093	1,790,247	—

Cost of shares redeemed	(10,845,554)	(879,514,184)	—	—

Net increase (decrease) in net assets resulting from share transactions	29,968,817	(612,168,091)	1,790,247	—

TOTAL INCREASE (DECREASE)	(123,212,107)	(322,187,140)	(330,976)	4,477,429

Net assets:

Beginning of period	$1,388,289,430	$1,710,476,570	$20,893,220	$16,415,791

End of period	$1,265,077,323	$1,388,289,430	$20,562,244	$20,893,220

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$26,667,390	$52,804,228	$124,671	$348,150

Net realized gain (loss)	(27,525,633)	6,273,922	(159,991)	1,910,900

Net change in unrealized gain (loss)	(234,327,491)	477,457,409	(1,099,935)	1,170,747

Net increase (decrease) in net assets resulting from operations	(235,185,734)	536,535,559	(1,135,255)	3,429,797

Distributions to shareholders:

From distributable earnings	(35,530,667)	(47,566,749)	(165,920)	(325,392)

From share transactions:

Proceeds from sales of shares	319,859,566	860,704,407	—	—

Cost of shares redeemed	—	—	—	(7,502,475)

Net increase (decrease) in net assets resulting from share transactions	319,859,566	860,704,407	—	(7,502,475)

TOTAL INCREASE (DECREASE)	49,143,165	1,349,673,217	(1,301,175)	(4,398,070)

Net assets:

Beginning of period	$3,093,235,485	$1,743,562,268	$15,162,901	$19,560,971

End of period	$3,142,378,650	$3,093,235,485	$13,861,726	$15,162,901

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF
	For the Period December 13, 2021* to February 28, 2022 (Unaudited)	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$18,881	$85,337,748	$145,156,213

Net realized gain (loss)	(9,349)	266,361,120	746,188,521

Net change in unrealized gain (loss)	(613,647)	(970,283,182)	2,324,876,490

Net increase (decrease) in net assets resulting from operations	(604,115)	(618,584,314)	3,216,221,224

Distributions to shareholders:

From distributable earnings	(3,732)	(86,606,054)	(138,466,225)

From share transactions:

Proceeds from sales of shares	7,934,654	946,548,496	1,810,335,563

Cost of shares redeemed	—	(573,562,904)	(1,546,137,807)

Net increase in net assets resulting from share transactions	7,934,654	372,985,592	264,197,756

TOTAL INCREASE (DECREASE)	7,326,807	(332,204,776)	3,341,952,755

Net assets:

Beginning of period	$—	$13,769,847,478	$10,427,894,723

End of period	$7,326,807	$13,437,642,702	$13,769,847,478

*	Commencement of operations.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$2,601,289	$2,761,059

Net realized gain (loss)	(1,335,624)	30,941,317

Net change in unrealized gain (loss)	(21,287,377)	64,943,544

Net increase (decrease) in net assets resulting from operations	(20,021,712)	98,645,920

Distributions to shareholders:

From distributable earnings	(3,147,447)	(2,434,684)

From share transactions:

Proceeds from sales of shares	71,094,143	224,466,695

Cost of shares redeemed	—	(60,618,621)

Net increase in net assets resulting from share transactions	71,094,143	163,848,074

TOTAL INCREASE	47,924,984	260,059,310

Net assets:

Beginning of period	$412,543,141	$152,483,831

End of period	$460,468,125	$412,543,141

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,
			2021	2020		2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$39.33		$33.28	$31.12		$32.98	$33.73	$28.03

Net investment income(a)	0.43		0.67	0.80	(b)	0.75	0.77	0.63

Net realized and unrealized gain (loss)	(3.77)		6.07	2.17		(1.79)	(0.84)	5.58

Total gain (loss) from investment operations	(3.34)		6.74	2.97		(1.04)	(0.07)	6.21

Distributions to shareholders from net investment income	(0.90)		(0.69)	(0.81)		(0.82)	(0.68)	(0.51)

Net asset value, end of period	$35.09		$39.33	$33.28		$31.12	$32.98	$33.73

Market price, end of period	$35.28		$39.16	$33.28		$31.14	$32.87	$33.74

Total Return at Net Asset Value(c)	(8.60)%		20.49%	9.55%		(3.21)%	(0.28)%	22.49%

Net assets, end of period (in 000’s)	$1,265,077		$1,388,289	$1,710,477		$1,699,201	$1,688,540	$1,490,683

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.45%		0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.52	%(d)	0.51%	0.52%		0.51%	0.51%	0.53%

Ratio of net investment income to average net assets	2.30	%(d)	1.76%	2.55	%(b)	2.37%	2.19%	2.13%

Portfolio turnover rate(e)	9%		46%	38%		28%	28%	27%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.09% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$37.99		$29.85	$28.59	$30.82	$30.39	$26.12

Net investment income(a)	0.23		0.84	0.58	0.89	0.95	0.75

Net realized and unrealized gain (loss)	(3.60)		8.15	1.27	(1.84)	0.37	4.26

Total gain (loss) from investment operations	(3.37)		8.99	1.85	(0.95)	1.32	5.01

Distributions to shareholders from net investment income	(0.35)		(0.85)	(0.59)	(1.28)	(0.89)	(0.74)

Net asset value, end of period	$34.27		$37.99	$29.85	$28.59	$30.82	$30.39

Market price, end of period	$33.99		$38.05	$29.81	$28.62	$30.73	$30.54

Total Return at Net Asset Value(b)	(8.93)%		30.45%	6.69%	(3.15)%	4.40%	19.46%

Net assets, end of period (in 000’s)	$20,562		$20,893	$16,416	$18,584	$73,963	$44,062

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.26	%(c)	2.47%	2.01%	3.07%	3.02%	2.71%

Portfolio turnover rate(d)	9%		19%	18%	17%	23%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$35.76		$28.72	$27.70	$29.42	$28.38	$24.67

Net investment income(a)	0.29		0.75	0.57	0.86	0.76	0.69

Net realized and unrealized gain (loss)	(2.81)		6.97	1.05	(1.78)	1.02	3.61

Total gain (loss) from investment operations	(2.52)		7.72	1.62	(0.92)	1.78	4.30

Distributions to shareholders from net investment income	(0.40)		(0.68)	(0.60)	(0.80)	(0.74)	(0.59)

Net asset value, end of period	$32.84		$35.76	$28.72	$27.70	$29.42	$28.38

Market price, end of period	$32.69		$35.75	$28.63	$27.73	$29.45	$28.53

Total Return at Net Asset Value(b)	(7.13)%		27.12%	5.96%	(3.09)%	6.30%	17.66%

Net assets, end of period (in 000’s)	$3,142,379		$3,093,235	$1,743,562	$1,545,601	$1,094,462	$593,129

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.69	%(c)	2.31%	2.08%	3.10%	2.56%	2.64%

Portfolio turnover rate(d)	8%		21%	20%	17%	16%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$37.91		$32.60	$30.59	$32.99	$30.71	$27.33

Net investment income(a)	0.31		0.60	0.66	0.82	0.54	0.48

Net realized and unrealized gain (loss)	(3.16)		5.25	2.15	(2.29)	2.36	3.50

Total gain (loss) from investment operations	(2.85)		5.85	2.81	(1.47)	2.90	3.98

Distributions to shareholders from net investment income	(0.41)		(0.54)	(0.80)	(0.93)	(0.62)	(0.60)

Net asset value, end of period	$34.65		$37.91	$32.60	$30.59	$32.99	$30.71

Market price, end of period	$34.91		$37.75	$32.51	$30.52	$32.90	$30.79

Total Return at Net Asset Value(b)	(7.57)%		18.02%	9.15%	(4.32)%	9.42%	14.74%

Net assets, end of period (in 000’s)	$13,862		$15,163	$19,561	$24,468	$52,778	$42,992

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.68	%(c)	1.64%	2.09%	2.64%	1.62%	1.68%

Portfolio turnover rate(d)	11%		21%	18%	33%	23%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout The Period

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
	For the Period December 13, 2021* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$39.67

Net investment income(a)	0.09

Net realized and unrealized loss	(3.11)

Total loss from investment operations	(3.02)

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$36.63

Market price, end of period	$36.60

Total Return at Net Asset Value(b)	(7.60)%

Net assets, end of period (in 000’s)	$7,327

Ratio of total expenses to average net assets	0.20	%(c)

Ratio of net investment income to average net assets	1.15	%(c)

Portfolio turnover rate(d)	6%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$90.95		$70.70	$59.09	$58.75	$49.16	$43.83

Net investment income(a)	0.55		0.96	1.06	1.03	0.96	0.97

Net realized and unrealized gain (loss)	(4.50)		20.21	11.62	0.30	9.56	5.17

Total gain (loss) from investment operations	(3.95)		21.17	12.68	1.33	10.52	6.14

Distributions to shareholders from net investment income	(0.56)		(0.92)	(1.07)	(0.99)	(0.93)	(0.81)

Net asset value, end of period	$86.44		$90.95	$70.70	$59.09	$58.75	$49.16

Market price, end of period	$86.46		$90.91	$70.61	$59.07	$58.75	$49.15

Total Return at Net Asset Value(b)	(4.38)%		30.21%	21.81%	2.42%	21.65%	14.15%

Net assets, end of period (in 000’s)	$13,437,643		$13,769,847	$10,427,895	$6,606,050	$3,980,297	$2,396,490

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.23	%(c)	1.22%	1.72%	1.82%	1.78%	2.08%

Portfolio turnover rate(d)	6%		16%	17%	16%	16%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,					For the Period June 28, 2017* to August 31, 2017
			2021		2020	2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$64.97		$43.57		$42.84	$49.49	$39.65	$40.36

Net investment income(a)	0.37	(b)	0.53	(c)	0.51	0.57	0.56	0.07

Net realized and unrealized gain (loss)	(3.08)		21.35		0.78	(6.66)	9.79	(0.78)

Total gain (loss) from investment operations	(2.71)		21.88		1.29	(6.09)	10.35	(0.71)

Distributions to shareholders from net investment income	(0.45)		(0.48)		(0.56)	(0.56)	(0.51)	—

Net asset value, end of period	$61.81		$64.97		$43.57	$42.84	$49.49	$39.65

Market price, end of period	$61.94		$64.94		$43.63	$42.84	$49.55	$38.95

Total Return at Net Asset Value(d)	(4.22)%		50.45%		3.13%	(12.28)%	26.28%	(1.76)%

Net assets, end of period (in 000’s)	$460,468		$412,543		$152,484	$96,399	$47,014	$11,896

Ratio of total expenses to average net assets	0.20	%(e)	0.20%		0.20%	0.20%	0.20%	0.20	%(e)

Ratio of net investment income to average net assets	1.16	%(b)(e)	0.90	%(c)	1.21%	1.32%	1.24%	0.96	%(e)

Portfolio turnover rate(f)	8%		25%		20%	20%	27%	0	%(g)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.15 per share and 0.24% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.16% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Less than 0.5%

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (“ActiveBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Europe Equity ETF (“ActiveBeta® Europe Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® International Equity ETF (“ActiveBeta® International Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Japan Equity ETF (“ActiveBeta® Japan Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (“ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (“ActiveBeta® U.S. Large Cap Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (“ActiveBeta® U.S. Small Cap Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”) except for ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF, which is listed and traded on the Cboe BZX Exchange Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recover a portion of amounts previously withheld. These reclaims if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$59,121,412	$—	$—

Asia	1,033,674,232	28,755,336	13,709,684

Europe	23,487,559	—	—

North America	40,410,810	—	—

South America	50,194,513	14,642,002	—

Securities Lending Reinvestment Vehicle	12,466,770	—	—

Total	$1,219,355,296	$43,397,338	$13,709,684

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$65,606	$—	$—

Asia	122,684	—	8,039

Europe	19,332,736	179,643	—

North America	439,629	—	—

Oceania	284,361	—	—

South America	31,713	—	—

Securities Lending Reinvestment Vehicle	63,082	—	—

Total	$20,339,811	$179,643	$8,039

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® EUROPE EQUITY ETF (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Futures Contracts	$(1,347)	$—	$—

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$8,868,999	$—	$—

Asia	744,360,317	—	633,770

Europe	1,734,753,040	19,090,136	—

North America	404,895,472	2,794,298	—

Oceania	214,440,553	—	—

South America	3,831,132	—	—

Securities Lending Reinvestment Vehicle	46,969,960	—	—

Total	$3,158,119,473	$21,884,434	$633,770

Derivative Type

Liabilities(b)

Futures Contracts	$(183,830)	$—	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$13,833,714	$—	$—

Securities Lending Reinvestment Vehicle	168,842	—	—

Total	$14,002,556	$—	$—

ACTIVEBETA® PARIS-ALIGNED CLIMATE U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$8,830	$—	$—

North America	7,308,003	—	—

Securities Lending Reinvestment Vehicle	3,387	—	—

Total	$7,320,220	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$19,721,057	$—	$—

North America	13,393,631,198	—	—

Securities Lending Reinvestment Vehicle	4,006,720	—	—

Total	$13,417,358,975	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$126,010	$—	$—

Asia	1,820,735	—	—

Europe	1,392,973	—	—

North America	452,898,470	—	—

South America	355,771	—	—

Securities Lending Reinvestment Vehicle	2,945,025	—	—

Total	$459,538,984	$—	$—

Derivative Type

Assets(b)

Futures Contracts	$7,325	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the six months ended February 28, 2022:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF
Common Stock and/or Other Equity Investments

Beginning Balance as of August 31, 2021	$—

Realized gain (loss)	—

Net change in unrealized gain (loss) relating to instruments still held at reporting date	—

Purchases	—

Sales	—

Transfers in (out) of Level 3	13,709,684

Ending Balance as of February 28, 2022	$13,709,684

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2022. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statement of Assets and Liabilities	Assets (Liabilities)(a)
Equity	Goldman Sachs ActiveBeta® Europe Equity ETF	Variation Margin on Futures Contracts	$(1,347)
Equity	Goldman Sachs ActiveBeta® International Equity ETF	Variation Margin on Futures Contracts	(183,830)
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Variation Margin on Futures Contracts	7,325

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 28, 2022 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts
Equity	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	$9,691	$—
Equity	Goldman Sachs ActiveBeta® Europe Equity ETF	(5,398)	(3,287)
Equity	Goldman Sachs ActiveBeta® International Equity ETF	(265,996)	(183,830)
Equity	Goldman Sachs ActiveBeta® Japan Equity ETF	3,471	—
Equity	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	1,250,148	(498,672)
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	(269,162)	(43,331)

For the six months ended February 28, 2022, the relevant value for each derivative type was as follows:

Fund	Average Number of Contracts(a)
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	0
Goldman Sachs ActiveBeta® Europe Equity ETF	3
Goldman Sachs ActiveBeta® International Equity ETF	58
Goldman Sachs ActiveBeta® Japan Equity ETF	6
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	61
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	44

(a)	Amount disclosed represents average number of contracts for the months that the Fund held such derivatives during the six months ended February 28, 2022.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2022, unitary management fees with GSAM were at the following rates for each Fund except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee
ActiveBeta® Europe Equity ETF	0.25%
ActiveBeta® International Equity ETF	0.25%
ActiveBeta® Japan Equity ETF	0.25%
ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	0.20%
ActiveBeta® U.S. Large Cap Equity ETF	0.09%
ActiveBeta® U.S. Small Cap Equity ETF	0.20%

For the six months ended February 28, 2022, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee
ActiveBeta® Emerging Markets Equity ETF	0.40%

B.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 28, 2022, these expense reimbursements amounted to $490,290.

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	ActiveBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,050,000	$40,703,786	6,800,000	$265,763,520
Shares Redeemed	(300,000)	(10,845,555)	(22,900,000)	(879,193,841)

NET INCREASE (DECREASE) IN SHARES	750,000	$29,858,231	(16,100,000)	$(613,430,321)

	ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	50,000	$1,790,247	—	$—
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	50,000	$1,790,247	—	$—

	ActiveBeta® International Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	9,200,000	$319,824,121	25,800,000	$860,606,084
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	9,200,000	$319,824,121	25,800,000	$860,606,084

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	(200,000)	(7,502,453)

NET DECREASE IN SHARES	—	$—	(200,000)	$(7,502,453)

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF

	For the Period December 13, 2021* to February 28, 2022 (Unaudited)

	Shares	Dollars

Fund Share Activity
Shares Sold	200,000	$7,934,654
Shares Redeemed	—	—

NET INCREASE IN SHARES	200,000	$7,934,654

	ActiveBeta® U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	10,400,000	$946,547,835	22,700,000	$1,810,334,871
Shares Redeemed	(6,350,000)	(573,562,904)	(18,800,000)	(1,546,137,808)

NET INCREASE IN SHARES	4,050,000	$372,984,931	3,900,000	$264,197,063

	ActiveBeta® U.S. Small Cap Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,100,000	$71,094,143	3,800,000	$224,465,356
Shares Redeemed	—	—	(950,000)	(60,618,621)

NET INCREASE IN SHARES	1,100,000	$71,094,143	2,850,000	$163,846,735

*	Commencement of operations

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7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$130,504,039	$118,074,965
ActiveBeta® Europe Equity ETF	1,760,869	1,786,807
ActiveBeta® International Equity ETF	268,587,377	256,158,562
ActiveBeta® Japan Equity ETF	1,556,671	1,597,309
ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	8,380,349	440,476
ActiveBeta® U.S. Large Cap Equity ETF	817,065,639	774,915,638
ActiveBeta® U.S. Small Cap Equity ETF	34,225,267	33,218,038

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$3,199,262	$1,920,470
ActiveBeta® Europe Equity ETF	1,764,893	—
ActiveBeta® International Equity ETF	299,716,699	—
ActiveBeta® Japan Equity ETF	—	—
ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	—	—
ActiveBeta® U.S. Large Cap Equity ETF	912,596,705	571,601,318
ActiveBeta® U.S. Small Cap Equity ETF	70,513,205	—

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. SECURITIES LENDING (continued)

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021*	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2022
ActiveBeta® Emerging Markets Equity ETF	$8,722,462	$67,387,646	$(63,643,338)	$12,466,770
ActiveBeta® Europe Equity ETF	184,641	1,236,570	(1,358,129)	63,082
ActiveBeta® International Equity ETF	37,762,053	220,582,728	(211,374,821)	46,969,960
ActiveBeta® Japan Equity ETF	82,494	2,252,732	(2,166,384)	168,842
ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF*	3,623	7,502	(7,738)	3,387
ActiveBeta® U.S. Large Cap Equity ETF	9,566,002	130,501,467	(136,060,749)	4,006,720
ActiveBeta® U.S. Small Cap Equity ETF	5,108,816	18,974,727	(21,138,518)	2,945,025

*	Beginning value is as of December 13, 2021 (commencement of operations) for ActiveBeta Paris-Aligned Climate U.S. Large Cap Equity ETF.

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9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2021, the Funds’ capital loss carryforward on a tax-basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$(18,538,046)	$(912,925)	$(32,881,357)	$(352,828)	$—	$(205,544,786)	$(583,066)
Perpetual Long-Term	$—	(2,111,682)	(70,851,919)	(447,827)	$—	(219,683,202)	(3,381,690)

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF*	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Tax Cost	$1,066,463,186	$18,178,113	$2,812,388,196	$12,798,239	$7,933,867	$9,764,209,709	$412,489,672
Gross unrealized gain	$341,581,099	$3,502,196	$475,535,632	$2,190,474	$122,452	$3,887,235,111	$75,324,980
Gross unrealized loss	(131,581,967)	(1,152,816)	(107,286,151)	(986,157)	(736,099)	(234,085,845)	(28,275,668)
Net unrealized gain/(loss)	$209,999,132	$2,349,380	$368,249,481	$1,204,317	$(613,647)	$3,653,149,266	$47,049,312

*	Commenced operations on December 13, 2021

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, differences in the tax treatment of partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

10. OTHER RISKS (continued)

restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indices are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or

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10. OTHER RISKS (continued)

general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

In late February 2022, Russia began an invasion of Ukraine. Following such invasion, the United States, the European Union, and other countries and entities imposed wide-ranging sanctions on Russia and related entities. The ActiveBeta Emerging Markets Equity ETF, the ActiveBeta Europe Equity ETF and the ActiveBeta International Equity ETF have limited market value in Russian and Ukrainian securities, which are being valued to reflect the limited liquidity and transferability in the current environment. With the closure of local Russian markets and imposition of sanctions in late February and early March, there are currently limited portfolio management actions possible as many of these assets are either sanctioned and/or cannot be transferred or settled. These sanctions and current environment could impair the ability of these Funds to buy, sell, hold, receive, deliver or otherwise transact in certain securities and other instruments. The full impact of the sanctions and the conflict on these Funds, the financial markets and the global economy is not yet known. Management is continuing to monitor these developments and evaluate other impacts they may have on these Funds.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs ETF Trust (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar and Linda A. Lang were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Cheryl K. Beebe	264,924,160	15,294,512	0

Lawrence Hughes	279,548,931	669,741	0

John F. Killian	264,883,857	15,334,814	0

Steven D. Krichmar	279,552,751	665,920	0

Linda A. Lang	279,620,511	598,160	0

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Months ended 2/28/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to the Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF, which commenced operations on December 13, 2021, the example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2021 and held for the six months ended February 28, 2022, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF				ActiveBeta® Japan Equity ETF
	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**
Actual based on NAV	$1,000	$914.01		$2.14	$1,000	$910.66		$1.18	$1,000	$928.75		$1.20	$1,000	$924.27		$1.19
Hypothetical 5% return	1,000	1,022.56	+	2.26	1,000	1,023.55	+	1.25	1,000	1,023.55	+	1.25	1,000	1,023.55	+	1.25

	ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF				ActiveBeta® U.S. Large Cap Equity ETF				ActiveBeta® U.S. Small Cap Equity ETF
	Beginning Account Value 12/13/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**
Actual based on NAV	$1,000	$924.00		$0.41	$1,000	$956.20		$0.44	$1,000	$957.84		$0.97
Hypothetical 5% return	1,000	1,010.26	+	0.43	1,000	1,024.35	+	0.45	1,000	1,023.80	+	1.00

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	The Fund commenced operations on December 13, 2021. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 78/365, which represents a period of 78 days of a 365 day year (to reflect the Fund’s commencement of operation).

**	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	0.45%
Goldman Sachs ActiveBeta® Europe Equity ETF	0.25
Goldman Sachs ActiveBeta® International Equity ETF	0.25
Goldman Sachs ActiveBeta® Japan Equity ETF	0.25
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF	0.20
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	0.09
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	0.20

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF and Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 13, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held one meeting over the course of the year since the Management Agreement was last approved in 2020. At this Committee meeting, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF and Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited) (continued)

(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using data, rankings and ratings compiled by the Outside Data Provider as of March 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2021. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF and Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited) (continued)

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees noted that no license fees would be payable to the Investment Adviser by the Funds for use of the indices created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of each Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amounts of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Funds’ access to certain affiliated distribution channels.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF and Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2022.

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GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 13, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held one meeting over the course of the year since the Management Agreement was last approved in 2020. At this Committee meeting, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertaking of the Investment Adviser and its affiliates to implement an expense limitation;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund operates, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using data, rankings and ratings compiled by the Outside Data Provider as of March 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2021. The information on the Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a composite of separate accounts with comparable investment strategies. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Costs of Services Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and non-advisory services that were directed to the needs and operations of the Fund as an ETF.

The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser. The Trustees reviewed the Fund’s total operating expense ratio (both gross and net of expense

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

limitations). The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level pursuant to the permanent expense limitation agreement in place. The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules with respect to the Fund for various functions (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, does not have management fee breakpoints. They considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, the costs of the services provided by the Investment Adviser and its affiliates, and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets. They further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (d) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

judgment, that the management fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2022.

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GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on December 13, 2021. At a meeting held on September 13-14, 2021 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees noted that no license fees would be payable to the Investment Adviser

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Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF (Unaudited) (continued)

by the Fund for use of the index created by the Investment Adviser. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (d) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

118

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Value ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Russell 2000® Index was used by Goldman Sachs Asset Management or its affiliate as the starting universe for selection of the companies included in the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index. Frank Russell Company (“RUSSELL”) does not in any way sponsor, support, promote or endorse the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF. In no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the Russell 2000® Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham Lawrence W. Stranghoener James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2022 Goldman Sachs. All rights reserved. 275111-OTU-1591028 ACTBETASAR 22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Goldman Sachs Equity ETFs
Bloomberg Clean Energy Equity ETF (GCLN)
Equal Weight U.S. Large Cap Equity ETF (GSEW)
Hedge Industry VIP ETF (GVIP)
Innovate Equity ETF (GINN)
JUST U.S. Large Cap Equity ETF (JUST)

Goldman Sachs Equity

∎	BLOOMBERG CLEAN ENERGY EQUITY ETF

∎	EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

∎	HEDGE INDUSTRY VIP ETF

∎	INNOVATE EQUITY ETF

∎	JUST U.S. LARGE CAP EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Equity ETFs

The following are highlights both of key factors affecting the U.S. equity market and of any key changes made to the Goldman Sachs Equity ETFs (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500 Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500 Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500 Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500 Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500 Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war. (Hawkish suggests higher interest rates; opposite of dovish.)

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

1

MARKET REVIEW

Fund Changes and Highlights

Goldman Sachs Bloomberg Clean Energy Equity ETF

•	The Fund launched on February 8, 2022.

•

The Fund offers access to the $100 trillion+, multi-decade clean energy investment opportunity by seeking to track the Bloomberg Goldman Sachs Global Clean Energy Index (the “Index”), an equity index designed by Goldman Sachs Asset Management and Bloomberg energy sector specialists.

•	Compared to other clean energy ETFs, the Fund offers three key potential advantages:

1.	Captures the full universe of clean energy companies, which may result in a more diverse portfolio and lower volatility

2.	Drives capital to companies with what the advisor believes to be companies with the greatest potential exposure to clean energy growth through an impact-weighted portfolio construction process

3.	Systematically evolves alongside the energy transition using forward looking datasets and analyst insights which seek to capture new clean energy businesses and potential alpha, or value- adding, opportunities

•

Ultimately, the Fund is designed for investors interested in owning “clean energy enablers,” companies that are seizing the secular growth opportunity to combat climate change and provide clean, affordable and reliable energy.

•

The Fund seeks to track the Index, which focuses capital in companies with the greatest exposure to the clean energy transition. These clean energy exposures are measured using proprietary asset-level datasets and insights from the 200+ global analysts at BloombergNEF (BNEF), a premier energy transition research and advisory service provider for governments, corporations and financiers.

2

FUND BASICS

Bloomberg Clean Energy Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$41.75
Net Asset Value (NAV)[1]	$41.75

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

February 8, 2022*–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Bloomberg GS Global Clean Energy Index[3]
Shares	5.43%	5.43%	5.51%

*	Commencement of operations.

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	“Bloomberg®” and the Bloomberg Goldman Sachs Global Clean Energy Index (the “Index”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by Goldman Sachs. “Goldman Sachs®” is a trademark of Goldman Sachs and has been licensed by Bloomberg for use in the name of the Index. Bloomberg is not affiliated with Goldman Sachs, and Bloomberg does not approve, endorse, review, or recommend Goldman Sachs Bloomberg Clean Energy ETF (“Fund”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business	Country
NextEra Energy, Inc.	5.2%	Utilities	United States
Contemporary Amperex Technology Co. Ltd., Class A	4.9	Industrials	China
LONGi Green Energy Technology Co. Ltd., Class A	4.1	Information Technology	China
National Grid PLC	3.2	Utilities	United Kingdom
Vestas Wind Systems A/S	3.0	Industrials	Denmark
Iberdrola SA	2.9	Utilities	Spain
Enel SpA	2.8	Utilities	Italy
General Electric Co.	2.7	Industrials	United States
Sempra Energy	2.6	Utilities	United States
Schneider Electric SE	2.5	Industrials	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Goldman Sachs Global Clean Energy Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Equal Weight U.S. Large Cap Equity ETF

As of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$65.77
Net Asset Value (NAV)[1]	$65.84

[1]	The Market Price is the price at which the Fund’s shares are trading on the CBOE BZX Exchange, Inc. (“CBOE BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on CBOE BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive US Large Cap Equal Weight Index[3]	S&P 500 Index (Total Return, USD)[4]

Shares	-5.19%	-5.28%	-5.25%	-2.62%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of an Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

Advanced Micro Devices, Inc.	0.4%	Information Technology
S&P Global, Inc.	0.4	Financials
Upstart Holdings, Inc.	0.3	Financials
Snap, Inc., Class A	0.3	Communication Services
Bill.com Holdings, Inc.	0.3	Information Technology
Trade Desk, Inc. (The), Class A	0.3	Information Technology
Northrop Grumman Corp.	0.2	Industrials
Freeport-McMoRan, Inc.	0.2	Materials
L3Harris Technologies, Inc.	0.2	Industrials
Nucor Corp.	0.2	Materials

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

February 28, 2022

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Investments in the securities lending vehicle represented 0.3% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Hedge Industry VIP ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$91.06
Net Asset Value (NAV)[1]	$91.11

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021– February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Goldman Sachs Hedge Fund VIP IndexTM3	S&P 500® Index[4]

Shares	-11.70%	-11.77%	-11.50%	-2.62%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business	Country

Palo Alto Networks, Inc.	2.3%	Information Technology	United States
Cheniere Energy, Inc.	2.3	Energy	United States
Sea Ltd. ADR	2.3	Communication Services	Taiwan
Builders FirstSource, Inc.	2.2	Industrials	United States
TransDigm Group, Inc.	2.1	Industrials	United States
Uber Technologies, Inc.	2.1	Industrials	United States
GoDaddy, Inc., Class A	2.1	Information Technology	United States
Caesars Entertainment, Inc.	2.1	Consumer Discretionary	United States
Crown Holdings, Inc.	2.1	Materials	United States
Berkshire Hathaway, Inc., Class B	2.1	Financials	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2022

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Innovate Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$53.36
Net Asset Value (NAV)[1]	$53.40

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive Innovate Global Equity Index[3]
Shares	-15.20%	-15.41%	-15.18%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Solactive Innovative Global Equity Index itself is comprised of the securities that compose the five Solactive Thematic Indexes, which include companies from the ‘Data-Driven World’, ‘Finance Reimagined’, ‘Human Evolution’, ‘Manufacturing Revolution’, and ‘New Age Consumer’ themes. The weight of each index constituent within the Solactive Innovate Global Equity Index is equal to the average weight of such index constituent across the Solactive Thematic Indexes, subject to specified minimum and maximum weights.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business	Country
NVIDIA Corp.	2.1%	Information Technology	United States
Microsoft Corp.	2.0	Information Technology	United States
Amazon.com, Inc.	2.0	Consumer Discretionary	United States
Apple, Inc.	2.0	Information Technology	United States
Tesla, Inc.	1.9	Consumer Discretionary	United States
Alphabet, Inc., Class A	1.9	Communication Services	United States
Meta Platforms, Inc., Class A	1.8	Communication Services	United States
Alibaba Group Holding Ltd. ADR	1.1	Consumer Discretionary	China
Intel Corp.	1.0	Information Technology	United States
Johnson & Johnson	0.8	Health Care	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[5]

As of February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle). Investments in the securities lending vehicle represented 3.2% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive Innovative Global Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

JUST U.S. Large Cap Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$62.97
Net Asset Value (NAV)[1]	$63.01

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021– February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	JUST US Large Cap Diversified Index[3]	Russell 1000® Index[4]

Shares	-3.48%	-3.58%	-3.38%	-3.88%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	“JUST” and “JUST Capital” are trademarks of JUST Capital Foundation, Inc. or its affiliates and have been licensed for use in connection with the issuance and distribution of the Goldman Sachs JUST U.S. Large Cap Equity ETF. JUST Capital Foundation, Inc. and its affiliates do not in any way recommend the purchase, sale or holding of any security based on the JUST US Large Cap Diversified Index including the Goldman Sachs JUST U.S. Large Cap Equity ETF, or have any involvement in their operations or distribution. JUST Capital Foundation, Inc., its affiliates, calculation agent, and data providers expressly disclaim all representations, warranties, and liabilities relating to or in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose). Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index. Russell does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. In no event shall any Russell party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation, lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The Russell 1000® typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large cap investing. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[5]

Holding	% of Net Assets	Line of Business

Apple, Inc.	7.2%	Information Technology
Microsoft Corp.	6.3	Information Technology
Amazon.com, Inc.	4.6	Consumer Discretionary
Alphabet, Inc., Class A	2.3	Communication Services
Alphabet, Inc., Class C	2.1	Communication Services
NVIDIA Corp.	1.6	Information Technology
Procter & Gamble Co. (The)	1.4	Consumer Staples
JPMorgan Chase & Co.	1.4	Financials
UnitedHealth Group, Inc.	1.2	Health Care
Visa, Inc., Class A	1.2	Information Technology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2022

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by GICS. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.0% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

PORTFOLIO RESULTS

Index Definition and Industry Terms

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index. It is not possible to invest directly in an unmanaged index.

Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The Russell 1000® typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large cap investing. It is not possible to invest directly in an unmanaged index.

S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

13

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Austria – 0.1%
40	Verbund AG (Utilities)	$4,852

Belgium – 1.0%
136	Elia Group SA/NV (Utilities)	19,644
1,488	Umicore SA (Materials)	61,321

		80,965

Brazil – 0.1%
764	Cosan SA (Energy)	3,131
2,436	Omega Energia SA (Utilities)*	5,121

		8,252

Canada – 4.1%
2,936	Algonquin Power & Utilities Corp. (Utilities)	42,454
484	Atco Ltd., Class I (Utilities)	15,886
1,936	Ballard Power Systems, Inc. (Industrials)*	22,133
784	Boralex, Inc., Class A (Utilities)	22,877
72	Capital Power Corp. (Utilities)	2,211
2,236	Fortis, Inc. (Utilities)	102,390
1,492	Hydro One Ltd. (Utilities)(a)	36,819
1,120	Innergex Renewable Energy, Inc. (Utilities)	16,274
1,740	Northland Power, Inc. (Utilities)	55,286
108	SNC-Lavalin Group, Inc. (Industrials)	2,430
824	TransAlta Renewables, Inc. (Utilities)	11,337
76	WSP Global, Inc. (Industrials)	9,318

		339,415

China – 27.3%
2,800	Beijing Easpring Material Technology Co. Ltd., Class A (Materials)	37,900
9,596	Beijing Jingneng Clean Energy Co. Ltd., Class H (Utilities)	2,923
8,400	Beijing Jingyuntong Technology Co. Ltd., Class A (Information Technology)*	11,608
3,200	BYD Co. Ltd., Class A (Consumer Discretionary)	126,580
13,200	CECEP Solar Energy Co. Ltd., Class A (Utilities)	20,982
16,000	CECEP Wind-Power Corp., Class A (Utilities)	14,326
12,800	China Baoan Group Co. Ltd., Class A (Industrials)	27,913
17,060	China Datang Corp Renewable Power Co. Ltd., Class H (Utilities)	6,441
27,412	China Everbright Environment Group Ltd. (Industrials)	19,646
24,632	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	50,439
30,100	China National Nuclear Power Co. Ltd., Class A (Utilities)	35,300
8,236	China Suntien Green Energy Corp. Ltd., Class H (Energy)	5,460
4,800	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	405,726
292	Daqo New Energy Corp. ADR (Information Technology)*	14,004

Common Stocks – (continued)
China – (continued)
9,200	Eve Energy Co. Ltd., Class A (Industrials)	130,491
22,000	GCL System Integration Technology Co. Ltd., Class A (Information Technology)*	12,796
28,400	GEM Co. Ltd., Class A (Materials)	43,028
400	Ginlong Technologies Co. Ltd., Class A (Industrials)	16,038
6,800	Gotion High-tech Co. Ltd., Class A (Industrials)*	46,425
3,600	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	60,584
2,400	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	45,125
2,800	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	7,539
2,400	JA Solar Technology Co. Ltd., Class A (Information Technology)	36,118
6,400	Jilin Electric Power Co. Ltd., Class A (Utilities)*	8,986
28,000	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	344,653
400	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A (Industrials)	9,591
5,200	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	21,179
168	NXP Semiconductors NV (Information Technology)	31,940
4,000	Risen Energy Co. Ltd., Class A (Information Technology)	16,964
1,200	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	18,257
800	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	11,142
4,000	Shenzhen Senior Technology Material Co. Ltd., Class A (Materials)	24,063
7,200	Sungrow Power Supply Co. Ltd., Class A (Industrials)	138,181
400	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	34,681
14,000	TBEA Co. Ltd., Class A (Industrials)	44,773
13,200	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	100,370
5,600	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	18,353
13,600	Tongwei Co. Ltd., Class A (Consumer Staples)	92,463
400	Wuhan DR Laser Technology Corp. Ltd., Class A (Information Technology)	14,184
800	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	20,044
2,800	Xiamen Tungsten Co. Ltd., Class A (Materials)	9,762
15,200	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	36,013
19,904	Xinyi Solar Holdings Ltd. (Information Technology)	35,968
3,600	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	28,480

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,000	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	$41,204

		2,278,643

Czech Republic – 0.3%
756	CEZ AS (Utilities)	28,811

Denmark – 5.2%
1,396	Orsted AS (Utilities)(a)	181,536
7,588	Vestas Wind Systems A/S (Industrials)	249,208

		430,744

Finland – 1.2%
264	Fortum OYJ (Utilities)	5,586
2,188	Neste OYJ (Energy)	86,457
356	Stora Enso OYJ, Class R (Materials)	6,866

		98,909

France – 0.9%
4,344	Electricite de France SA (Utilities)	39,668
1,096	Engie SA (Utilities)	17,564
448	Neoen SA (Utilities)*(a)	17,340

		74,572

Germany – 3.8%
576	BASF SE (Materials)	38,332
868	Encavis AG (Utilities)	14,985
10,200	E.ON SE (Utilities)	138,832
760	Infineon Technologies AG (Information Technology)	26,245
896	Nordex SE (Industrials)*	16,012
396	RWE AG (Utilities)	18,454
2,112	Siemens Energy AG (Industrials)	50,836
108	SMA Solar Technology AG (Information Technology)	4,311
72	Wacker Chemie AG (Materials)	11,221

		319,228

Hong Kong – 0.1%
43,100	Concord New Energy Group Ltd. (Utilities)	4,027
1,056	Xinyi Glass Holdings Ltd. (Industrials)	2,804

		6,831

Italy – 4.0%
1,004	A2A SpA (Utilities)	1,801
31,032	Enel SpA (Utilities)	230,009
1,568	Eni SpA (Energy)	24,361
452	ERG SpA (Utilities)	14,347
896	Falck Renewables SpA (Utilities)	8,856
560	Hera SpA (Utilities)	2,180
6,932	Terna – Rete Elettrica Nazionale (Utilities)	57,165

		338,719

Japan – 2.1%
280	Denso Corp. (Consumer Discretionary)	19,563
204	eRex Co. Ltd. (Utilities)	3,280
596	Hitachi Ltd. (Industrials)	29,237
204	Kyocera Corp. (Information Technology)	11,653

Common Stocks – (continued)
Japan – (continued)
316	Nidec Corp. (Industrials)	27,115
1,344	Panasonic Corp. (Consumer Discretionary)	13,886
728	Renesas Electronics Corp. (Information Technology)*	8,470
288	RENOVA, Inc. (Utilities)*	3,558
56	Rohm Co. Ltd. (Information Technology)	4,391
2,824	SUMCO Corp. (Information Technology)	46,268
172	West Holdings Corp. (Utilities)	6,392

		173,813

New Zealand – 0.3%
3,728	Contact Energy Ltd. (Utilities)	20,486
720	Meridian Energy Ltd. (Utilities)	2,434

		22,920

Norway – 0.2%
10,960	NEL ASA (Industrials)*(b)	19,960

Portugal – 0.1%
1,756	EDP – Energias de Portugal SA (Utilities)	8,607

Singapore – 0.2%
412	STMicroelectronics NV (Information Technology)	17,557

South Africa – 0.1%
844	Scatec ASA (Utilities)(a)	12,170

South Korea – 3.9%
168	CS Wind Corp. (Industrials)	8,328
28	Doosan Co. Ltd. (Industrials)*	2,643
196	Doosan Fuel Cell Co. Ltd. (Industrials)*	6,325
128	Ecopro Co. Ltd. (Materials)	9,209
168	L&F Co. Ltd. (Information Technology)	27,247
204	LG Chem Ltd. (Materials)	95,862
132	OCI Co. Ltd. (Materials)	11,527
364	Samsung SDI Co. Ltd. (Information Technology)	165,902

		327,043

Spain – 3.8%
116	Acciona SA (Utilities)	19,948
21,284	Iberdrola SA (Utilities)	243,365
1,836	Siemens Gamesa Renewable Energy SA (Industrials)*	42,749
584	Solaria Energia y Medio Ambiente SA (Utilities)*	10,899

		316,961

Sweden – 0.1%
320	PowerCell Sweden AB (Industrials)*	6,060

Switzerland – 0.7%
1,056	ABB Ltd. (Industrials)	35,854
92	BKW AG (Utilities)	11,612
21,340	Meyer Burger Technology AG (Information Technology)*	8,137

		55,603

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 0.6%
1,148	Delta Electronics, Inc. (Information Technology)	$10,094
4,180	Sino-American Silicon Products, Inc. (Information Technology)	27,136
2,852	TSEC Corp. (Information Technology)*	3,876
10,168	United Renewable Energy Co. Ltd./Taiwan (Information Technology)*	7,453

		48,559

Thailand – 0.6%
18,172	Energy Absolute PCL NVDR (Utilities)	52,834

United Kingdom – 5.2%
788	Ceres Power Holdings PLC (Industrials)*	7,528
3,088	Drax Group PLC (Utilities)	29,252
3,532	ITM Power PLC (Industrials)*(b)	15,743
17,364	National Grid PLC (Utilities)	263,456
5,140	SSE PLC (Utilities)	117,552

		433,531

United States – 33.8%
3,132	AES Corp. (The) (Utilities)	66,492
32	ALLETE, Inc. (Utilities)	2,014
156	Alliant Energy Corp. (Utilities)	9,110
224	Ameresco, Inc., Class A (Industrials)*	14,392
312	American Electric Power Co., Inc. (Utilities)	28,283
348	Archer-Daniels-Midland Co. (Consumer Staples)	27,301
1,024	Array Technologies, Inc. (Industrials)*	11,510
340	Avangrid, Inc. (Utilities)	15,256
1,040	Bloom Energy Corp., Class A (Industrials)*	23,088
976	Brookfield Renewable Corp., Class A (Utilities)	36,551
84	Bunge Ltd. (Consumer Staples)	8,782
388	Clearway Energy, Inc., Class C (Utilities)	12,959
220	Consolidated Edison, Inc. (Utilities)	18,869
220	Constellation Energy Corp. (Utilities)	10,116
508	Dominion Energy, Inc. (Utilities)	40,401
108	DTE Energy Co. (Utilities)	13,132
484	Duke Energy Corp. (Utilities)	48,598
2,956	Edison International (Utilities)	187,470
32	EMCOR Group, Inc. (Industrials)	3,697
368	Emerson Electric Co. (Industrials)	34,195
964	Enphase Energy, Inc. (Information Technology)*	160,699
608	Exelon Corp. (Utilities)	25,876
748	First Solar, Inc. (Information Technology)*	56,317
2,712	FuelCell Energy, Inc. (Industrials)*(b)	16,272
296	Generac Holdings, Inc. (Industrials)*	93,379
2,332	General Electric Co. (Industrials)	222,729
1,508	Gevo, Inc. (Energy)*	5,353
408	Green Plains, Inc. (Energy)*	13,358
592	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (Financials)	28,025
352	Itron, Inc. (Information Technology)*	16,780

Common Stocks – (continued)
United States – (continued)
36	MasTec, Inc. (Industrials)*	2,835
5,496	NextEra Energy, Inc. (Utilities)	430,172
244	ON Semiconductor Corp. (Information Technology)*	15,277
348	Ormat Technologies, Inc. (Utilities)	24,830
4,452	Plug Power, Inc. (Industrials)*	112,591
316	Public Service Enterprise Group, Inc. (Utilities)	20,486
88	Quanta Services, Inc. (Industrials)	9,587
1,512	QuantumScape Corp. (Consumer Discretionary)*(b)	24,404
400	Renewable Energy Group, Inc. (Energy)*	24,600
1,332	Schneider Electric SE (Industrials)	209,125
1,504	Sempra Energy (Utilities)	216,907
388	SolarEdge Technologies, Inc. (Information Technology)*	123,935
684	Sunnova Energy International, Inc. (Utilities)*	13,783
664	SunPower Corp. (Information Technology)*	11,906
1,644	Sunrun, Inc. (Industrials)*	44,848
88	Tesla, Inc. (Consumer Discretionary)*	76,598
512	Texas Instruments, Inc. (Information Technology)	87,035
44	Timken Co. (The) (Industrials)	2,885
288	TPI Composites, Inc. (Industrials)*	3,894
12	Valmont Industries, Inc. (Industrials)	2,597
908	Wolfspeed, Inc. (Information Technology)*	93,270
336	Xcel Energy, Inc. (Utilities)	22,623

		2,825,192

TOTAL COMMON STOCKS
(Cost $7,908,982)		$8,330,751

Shares	Description		Rate	Value

Preferred Stock – 0.1%
South Korea – 0.1%

36	LG Chem Ltd. (Materials	)
(Cost $9,086)			4.42%	$8,099

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $7,918,068)				$8,338,850

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
58,314	0.026%	$58,314
(Cost $58,314)

TOTAL INVESTMENTS – 100.6%
(Cost $7,976,382)		$8,397,164

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(47,356)

NET ASSETS – 100.0%		$8,349,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:
Sector Name	% of Market Value
Utilities	40.0%
Industrials	28.2%
Information Technology	19.7%
Materials	5.2%
Consumer Discretionary	3.1%
Energy	2.0%
Consumer Staples	1.5%
Financials	0.3%

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 4.8%
20,967	Activision Blizzard, Inc.	$1,708,811
567	Alphabet, Inc., Class A*	1,531,546
103,277	AMC Entertainment Holdings, Inc., Class A*(a)	1,947,804
68,477	AT&T, Inc.	1,622,220
2,799	Charter Communications, Inc., Class A*	1,684,382
33,396	Comcast Corp., Class A	1,561,597
12,616	Electronic Arts, Inc.	1,641,215
11,029	Liberty Broadband Corp., Class C*	1,617,954
132,543	Lumen Technologies, Inc.	1,373,145
14,228	Match Group, Inc.*	1,586,280
5,211	Meta Platforms, Inc., Class A*	1,099,677
3,844	Netflix, Inc.*	1,516,535
21,659	Omnicom Group, Inc.	1,816,974
50,492	Paramount Global, Class B	1,545,560
60,066	Pinterest, Inc., Class A*	1,606,766
25,439	ROBLOX Corp., Class A*	1,311,889
10,491	Roku, Inc.*	1,463,809
51,664	Snap, Inc., Class A*	2,063,460
10,056	Take-Two Interactive Software, Inc.*	1,629,072
15,150	T-Mobile US, Inc.*	1,866,632
45,440	Twitter, Inc.*	1,615,392
30,848	Verizon Communications, Inc.	1,655,612
11,691	Walt Disney Co. (The)*	1,735,646
31,553	ZoomInfo Technologies, Inc.*	1,725,634

		38,927,612

Consumer Discretionary – 10.4%
7,084	Advance Auto Parts, Inc.	1,448,536
10,924	Airbnb, Inc., Class A*	1,654,877
557	Amazon.com, Inc.*	1,710,692
815	AutoZone, Inc.*	1,518,663
28,416	Bath & Body Works, Inc.	1,516,562
17,031	Best Buy Co., Inc.	1,645,876
672	Booking Holdings, Inc.*	1,459,752
7,172	Burlington Stores, Inc.*	1,620,083
21,173	Caesars Entertainment, Inc.*	1,782,555
15,170	CarMax, Inc.*	1,658,536
80,373	Carnival Corp.*	1,633,983
10,666	Carvana Co.*	1,604,913
1,106	Chipotle Mexican Grill, Inc.*	1,684,825
11,756	Darden Restaurants, Inc.	1,707,206
7,977	Dollar General Corp.	1,582,158
12,514	Dollar Tree, Inc.*	1,777,989
3,639	Domino’s Pizza, Inc.	1,572,812
15,582	DoorDash, Inc., Class A*	1,635,331
18,496	D.R. Horton, Inc.	1,579,558
75,655	DraftKings, Inc., Class A*	1,791,510
28,742	eBay, Inc.	1,569,026
11,736	Etsy, Inc.*	1,817,789
8,926	Expedia Group, Inc.*	1,750,478
81,698	Ford Motor Co.	1,434,617
13,028	Garmin Ltd.	1,438,812
31,702	General Motors Co.*	1,481,117
12,375	Genuine Parts Co.	1,511,730
11,553	Hilton Worldwide Holdings, Inc.*	1,719,780
4,490	Home Depot, Inc. (The)	1,418,077

Common Stocks – (continued)
Consumer Discretionary – (continued)
36,988	Las Vegas Sands Corp.*	1,585,306
17,187	Lennar Corp., Class A	1,544,768
6,968	Lowe’s Cos., Inc.	1,540,346
10,334	Marriott International, Inc., Class A*	1,758,227
6,345	McDonald’s Corp.	1,553,066
38,130	MGM Resorts International	1,688,778
11,222	NIKE, Inc., Class B	1,532,364
306	NVR, Inc.*	1,517,283
2,507	O’Reilly Automotive, Inc.*	1,627,645
63,756	Peloton Interactive, Inc., Class A*	1,852,749
3,484	Pool Corp.	1,597,693
17,041	Ross Stores, Inc.	1,557,377
20,633	Royal Caribbean Cruises Ltd.*	1,665,496
16,954	Starbucks Corp.	1,556,208
83,951	Stellantis NV	1,534,624
7,657	Target Corp.	1,529,639
1,838	Tesla, Inc.*	1,599,850
23,154	TJX Cos., Inc. (The)	1,530,479
7,444	Tractor Supply Co.	1,517,013
4,488	Ulta Beauty, Inc.*	1,680,756
25,760	VF Corp.	1,494,595
10,944	Wayfair, Inc., Class A*	1,541,681
8,013	Whirlpool Corp.	1,612,776
13,270	Yum! Brands, Inc.	1,626,637

		84,973,199

Consumer Staples – 5.6%
32,865	Altria Group, Inc.	1,685,646
21,959	Archer-Daniels-Midland Co.	1,722,684
24,511	Brown-Forman Corp., Class B	1,598,853
16,149	Church & Dwight Co., Inc.	1,580,180
9,972	Clorox Co. (The)	1,453,818
27,288	Coca-Cola Co. (The)	1,698,405
20,115	Colgate-Palmolive Co.	1,547,849
47,043	Conagra Brands, Inc.	1,645,094
6,989	Constellation Brands, Inc., Class A	1,506,968
3,233	Costco Wholesale Corp.	1,678,735
5,289	Estee Lauder Cos., Inc. (The), Class A	1,567,289
24,158	General Mills, Inc.	1,628,974
8,370	Hershey Co. (The)	1,692,916
26,183	Kellogg Co.	1,674,141
43,228	Keurig Dr Pepper, Inc.	1,671,627
12,180	Kimberly-Clark Corp.	1,585,227
45,957	Kraft Heinz Co. (The)	1,802,434
38,102	Kroger Co. (The)	1,783,174
16,355	McCormick & Co., Inc.	1,556,505
24,482	Mondelez International, Inc., Class A	1,603,081
18,981	Monster Beverage Corp.*	1,601,996
9,492	PepsiCo, Inc.	1,554,220
16,041	Philip Morris International, Inc.	1,621,264
10,261	Procter & Gamble Co. (The)	1,599,587
20,830	Sysco Corp.	1,814,293
18,347	Tyson Foods, Inc., Class A	1,700,033
33,122	Walgreens Boots Alliance, Inc.	1,526,593
11,818	Walmart, Inc.	1,597,321

		45,698,907

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Energy – 4.3%
62,029	Baker Hughes Co.	$1,822,412
14,465	Cheniere Energy, Inc.	1,922,398
12,416	Chevron Corp.	1,787,904
18,356	ConocoPhillips	1,741,250
73,902	Coterra Energy, Inc.	1,724,134
32,010	Devon Energy Corp.	1,906,195
12,885	Diamondback Energy, Inc.	1,779,419
14,966	EOG Resources, Inc.	1,719,893
20,859	Exxon Mobil Corp.	1,635,763
53,356	Halliburton Co.	1,789,027
18,099	Hess Corp.	1,829,085
95,547	Kinder Morgan, Inc.	1,662,518
21,500	Marathon Petroleum Corp.	1,674,205
42,808	Occidental Petroleum Corp.	1,871,994
26,801	ONEOK, Inc.	1,750,105
19,372	Phillips 66	1,631,897
7,569	Pioneer Natural Resources Co.	1,813,532
42,692	Schlumberger NV	1,675,234
19,302	Valero Energy Corp.	1,611,910
54,893	Williams Cos., Inc. (The)	1,717,053

		35,065,928

Financials – 12.7%
26,236	Aflac, Inc.	1,602,757
13,960	Allstate Corp. (The)	1,708,146
34,443	Ally Financial, Inc.	1,718,706
9,119	American Express Co.	1,774,010
28,000	American International Group, Inc.	1,714,720
5,366	Ameriprise Financial, Inc.	1,608,673
5,961	Aon PLC, Class A	1,741,447
23,568	Apollo Global Management, Inc.	1,538,048
34,983	Arch Capital Group Ltd.*	1,648,049
10,558	Arthur J Gallagher & Co.	1,670,170
35,765	Bank of America Corp.	1,580,813
27,394	Bank of New York Mellon Corp. (The)	1,455,991
5,254	Berkshire Hathaway, Inc., Class B*	1,688,898
2,034	BlackRock, Inc.	1,513,072
12,322	Blackstone, Inc.	1,570,685
11,238	Capital One Financial Corp.	1,722,448
18,563	Charles Schwab Corp. (The)	1,567,831
8,013	Chubb Ltd.	1,631,767
13,870	Cincinnati Financial Corp.	1,703,097
25,283	Citigroup, Inc.	1,497,512
31,645	Citizens Financial Group, Inc.	1,658,831
7,038	CME Group, Inc.	1,664,698
8,970	Coinbase Global, Inc., Class A*	1,711,207
14,323	Discover Financial Services	1,768,031
3,896	FactSet Research Systems, Inc.	1,582,127
36,207	Fifth Third Bancorp	1,732,143
9,421	First Republic Bank	1,632,283
4,608	Goldman Sachs Group, Inc. (The)(b)	1,572,664
22,756	Hartford Financial Services Group, Inc. (The)	1,581,087
107,284	Huntington Bancshares, Inc.	1,665,048
12,964	Intercontinental Exchange, Inc.	1,660,948
11,195	JPMorgan Chase & Co.	1,587,451
65,193	KeyCorp	1,634,389
23,074	KKR & Co., Inc.	1,387,209

Common Stocks – (continued)
Financials – (continued)
9,672	M&T Bank Corp.	1,762,529
1,300	Markel Corp.*	1,615,783
4,749	MarketAxess Holdings, Inc.	1,811,411
10,754	Marsh & McLennan Cos., Inc.	1,671,279
24,389	MetLife, Inc.	1,647,477
4,833	Moody’s Corp.	1,556,371
16,163	Morgan Stanley	1,466,631
3,054	MSCI, Inc.	1,532,161
9,132	Nasdaq, Inc.	1,562,942
13,941	Northern Trust Corp.	1,587,880
7,989	PNC Financial Services Group, Inc. (The)	1,591,808
22,496	Principal Financial Group, Inc.	1,589,117
15,159	Progressive Corp. (The)	1,605,793
14,591	Prudential Financial, Inc.	1,629,231
15,271	Raymond James Financial, Inc.	1,674,465
70,934	Regions Financial Corp.	1,715,894
7,930	S&P Global, Inc.	2,979,301
5,297	Signature Bank	1,826,882
17,225	State Street Corp.	1,469,809
2,761	SVB Financial Group*	1,673,166
39,349	Synchrony Financial	1,683,350
10,591	T. Rowe Price Group, Inc.	1,531,035
9,734	Travelers Cos., Inc. (The)	1,672,593
26,105	Truist Financial Corp.	1,624,253
15,674	Upstart Holdings, Inc.*	2,476,335
28,085	US Bancorp	1,587,926
30,029	Wells Fargo & Co.	1,602,648
7,017	Willis Towers Watson PLC	1,559,879

		103,202,905

Health Care – 14.3%
17,113	10X Genomics, Inc., Class A*	1,394,196
12,824	Abbott Laboratories	1,546,831
12,118	AbbVie, Inc.	1,790,677
5,524	ABIOMED, Inc.*	1,716,528
11,540	Agilent Technologies, Inc.	1,504,354
3,316	Align Technology, Inc.*	1,696,001
11,472	Alnylam Pharmaceuticals, Inc.*	1,810,855
12,173	AmerisourceBergen Corp.	1,735,018
7,273	Amgen, Inc.	1,647,189
3,763	Anthem, Inc.	1,700,312
43,638	Avantor, Inc.*	1,513,802
19,542	Baxter International, Inc.	1,660,484
6,528	Becton Dickinson and Co.	1,770,916
7,426	Biogen, Inc.*	1,566,960
18,721	BioMarin Pharmaceutical, Inc.*	1,462,485
2,681	Bio-Rad Laboratories, Inc., Class A*	1,678,199
3,991	Bio-Techne Corp.	1,673,865
40,153	Boston Scientific Corp.*	1,773,558
25,815	Bristol-Myers Squibb Co.	1,772,716
32,299	Cardinal Health, Inc.	1,744,469
15,642	Catalent, Inc.*	1,596,110
21,253	Centene Corp.*	1,755,923
18,101	Cerner Corp.	1,687,918
4,859	Charles River Laboratories International, Inc.*	1,414,747
7,271	Cigna Corp.	1,728,898
4,202	Cooper Cos., Inc. (The)	1,718,702

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
15,415	CVS Health Corp.	$1,597,765
5,684	Danaher Corp.	1,559,747
3,858	Dexcom, Inc.*	1,596,865
14,868	Edwards Lifesciences Corp.*	1,670,717
65,274	Elanco Animal Health, Inc.*	1,854,434
6,663	Eli Lilly & Co.	1,665,417
22,310	Exact Sciences Corp.*	1,741,519
25,633	Gilead Sciences, Inc.	1,548,233
6,902	HCA Healthcare, Inc.	1,727,640
23,054	Hologic, Inc.*	1,640,753
17,830	Horizon Therapeutics PLC*	1,625,561
4,201	Humana, Inc.	1,824,578
3,071	IDEXX Laboratories, Inc.*	1,634,847
4,704	Illumina, Inc.*	1,536,326
6,646	Insulet Corp.*	1,759,130
5,691	Intuitive Surgical, Inc.*	1,652,268
6,553	IQVIA Holdings, Inc.*	1,507,976
9,709	Johnson & Johnson	1,597,810
6,054	Laboratory Corp. of America Holdings*	1,642,208
7,447	Masimo Corp.*	1,172,530
6,460	McKesson Corp.	1,776,242
16,274	Medtronic PLC	1,708,607
20,239	Merck & Co., Inc.	1,549,903
1,094	Mettler-Toledo International, Inc.*	1,541,162
10,019	Moderna, Inc.*	1,538,918
5,659	Molina Healthcare, Inc.*	1,736,577
9,051	PerkinElmer, Inc.	1,625,650
31,250	Pfizer, Inc.	1,466,875
12,270	Quest Diagnostics, Inc.	1,610,683
2,727	Regeneron Pharmaceuticals, Inc.*	1,686,268
7,027	ResMed, Inc.	1,733,912
12,021	Seagen, Inc.*	1,549,146
7,348	STERIS PLC	1,763,520
6,601	Stryker Corp.	1,738,373
21,878	Teladoc Health, Inc.*	1,660,759
5,430	Teleflex, Inc.	1,826,163
2,766	Thermo Fisher Scientific, Inc.	1,504,704
3,505	UnitedHealth Group, Inc.	1,667,924
7,083	Veeva Systems, Inc., Class A*	1,622,361
6,603	Vertex Pharmaceuticals, Inc.*	1,518,822
111,526	Viatris, Inc.	1,227,901
5,056	Waters Corp.*	1,601,387
4,093	West Pharmaceutical Services, Inc.	1,584,319
13,669	Zimmer Biomet Holdings, Inc.	1,738,560
8,197	Zoetis, Inc.	1,587,349

		116,184,122

Industrials – 12.7%
9,967	3M Co.	1,481,595
11,957	AMETEK, Inc.	1,551,899
8,124	Boeing Co. (The)*	1,668,182
34,757	Carrier Global Corp.	1,559,894
8,207	Caterpillar, Inc.	1,539,469
4,248	Cintas Corp.	1,594,359
12,740	Copart, Inc.*	1,565,491
23,507	CoStar Group, Inc.*	1,434,162
47,277	CSX Corp.	1,603,163
7,419	Cummins, Inc.	1,514,366

Common Stocks – (continued)
Industrials – (continued)
4,506	Deere & Co.	1,622,250
41,628	Delta Air Lines, Inc.*	1,661,790
9,743	Dover Corp.	1,528,287
10,335	Eaton Corp. PLC	1,594,587
17,161	Emerson Electric Co.	1,594,600
6,783	Equifax, Inc.	1,481,000
14,427	Expeditors International of Washington, Inc.	1,491,175
29,211	Fastenal Co.	1,503,198
6,613	FedEx Corp.	1,469,872
23,260	Fortive Corp.	1,506,085
17,730	Fortune Brands Home & Security, Inc.	1,540,737
5,903	Generac Holdings, Inc.*	1,862,219
7,811	General Dynamics Corp.	1,831,289
17,147	General Electric Co.	1,637,710
8,038	Honeywell International, Inc.	1,525,211
7,939	IDEX Corp.	1,523,494
7,062	Illinois Tool Works, Inc.	1,527,793
29,186	Ingersoll Rand, Inc.	1,474,477
12,742	Jacobs Engineering Group, Inc.	1,567,266
8,656	J.B. Hunt Transport Services, Inc.	1,756,562
23,010	Johnson Controls International PLC	1,494,730
7,881	L3Harris Technologies, Inc.	1,988,455
18,480	Leidos Holdings, Inc.	1,882,003
4,304	Lockheed Martin Corp.	1,867,075
43,346	Lyft, Inc., Class A*	1,687,893
26,131	Masco Corp.	1,464,381
5,987	Norfolk Southern Corp.	1,535,785
4,506	Northrop Grumman Corp.	1,992,283
5,170	Old Dominion Freight Line, Inc.	1,623,535
19,825	Otis Worldwide Corp.	1,552,892
17,439	PACCAR, Inc.	1,601,075
5,203	Parker-Hannifin Corp.	1,542,117
75,787	Plug Power, Inc.*	1,916,653
16,145	Quanta Services, Inc.	1,758,836
18,228	Raytheon Technologies Corp.	1,872,016
13,028	Republic Services, Inc.	1,567,008
5,628	Rockwell Automation, Inc.	1,500,312
3,639	Roper Technologies, Inc.	1,631,073
37,827	Southwest Airlines Co.*	1,656,823
9,739	Stanley Black & Decker, Inc.	1,584,535
23,981	Textron, Inc.	1,753,731
9,936	Trane Technologies PLC	1,529,448
2,679	TransDigm Group, Inc.*	1,785,795
15,958	TransUnion	1,448,348
44,486	Uber Technologies, Inc.*	1,602,831
6,618	Union Pacific Corp.	1,627,697
38,200	United Airlines Holdings, Inc.*	1,696,080
7,195	United Parcel Service, Inc., Class B	1,513,972
5,058	United Rentals, Inc.*	1,626,754
8,328	Verisk Analytics, Inc.	1,476,888
11,275	Waste Management, Inc.	1,628,110
18,467	Westinghouse Air Brake Technologies Corp.	1,714,107
3,324	W.W. Grainger, Inc.	1,585,747
16,014	Xylem, Inc.	1,424,445

		103,345,615

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 19.7%
4,677	Accenture PLC, Class A	$1,478,026
3,119	Adobe, Inc.*	1,458,694
27,419	Advanced Micro Devices, Inc.*	3,381,859
27,235	Affirm Holdings, Inc.*	1,139,512
14,467	Akamai Technologies, Inc.*	1,566,197
20,847	Amphenol Corp., Class A	1,584,580
9,983	Analog Devices, Inc.	1,600,175
4,927	ANSYS, Inc.*	1,597,284
9,546	Apple, Inc.	1,576,236
12,045	Applied Materials, Inc.	1,616,439
13,245	Arista Networks, Inc.*	1,625,559
6,711	Autodesk, Inc.*	1,477,964
8,036	Automatic Data Processing, Inc.	1,642,880
8,646	Bill.com Holdings, Inc.*	2,056,711
14,703	Block, Inc.*	1,874,633
2,784	Broadcom, Inc.	1,635,433
10,754	Broadridge Financial Solutions, Inc.	1,572,342
10,963	Cadence Design Systems, Inc.*	1,660,127
8,610	CDW Corp.	1,484,881
21,544	Ceridian HCM Holding, Inc.*	1,570,773
29,917	Cisco Systems, Inc.	1,668,471
16,895	Cloudflare, Inc., Class A*	1,966,916
24,970	Cognex Corp.	1,686,973
19,032	Cognizant Technology Solutions Corp., Class A	1,639,226
38,915	Corning, Inc.	1,572,166
12,706	Coupa Software, Inc.*	1,537,553
9,401	Crowdstrike Holdings, Inc., Class A*	1,835,169
11,703	Datadog, Inc., Class A*	1,885,470
28,005	Dell Technologies, Inc., Class C*	1,427,135
13,660	DocuSign, Inc.*	1,617,754
11,850	Enphase Energy, Inc.*	1,975,395
12,623	Entegris, Inc.	1,647,049
3,465	EPAM Systems, Inc.*	719,854
13,852	Fidelity National Information Services, Inc.	1,319,126
15,441	Fiserv, Inc.*	1,508,122
6,846	FleetCor Technologies, Inc.*	1,603,333
5,433	Fortinet, Inc.*	1,871,777
5,581	Gartner, Inc.*	1,565,024
11,026	Global Payments, Inc.	1,470,648
97,860	Hewlett Packard Enterprise Co.	1,557,931
43,790	HP, Inc.	1,504,624
3,488	HubSpot, Inc.*	1,831,200
33,954	Intel Corp.	1,619,606
12,199	International Business Machines Corp.	1,494,500
2,979	Intuit, Inc.	1,413,148
9,688	Keysight Technologies, Inc.*	1,524,601
4,286	KLA Corp.	1,493,671
101,292	Kyndryl Holdings, Inc.*	1,606,491
2,777	Lam Research Corp.	1,558,869
22,920	Marvell Technology, Inc.	1,566,124
4,196	Mastercard, Inc., Class A	1,514,001
21,196	Microchip Technology, Inc.	1,490,715
20,040	Micron Technology, Inc.	1,780,754
5,339	Microsoft Corp.	1,595,240
4,173	MongoDB, Inc.*	1,594,044

Common Stocks – (continued)
Information Technology – (continued)
4,030	Monolithic Power Systems, Inc.	1,848,561
7,052	Motorola Solutions, Inc.	1,554,472
19,043	NetApp, Inc.	1,492,590
30,035	Nuance Communications, Inc.*	1,667,543
6,674	NVIDIA Corp.	1,627,455
8,770	Okta, Inc.*	1,603,507
27,837	ON Semiconductor Corp.*	1,742,875
20,173	Oracle Corp.	1,532,543
125,063	Palantir Technologies, Inc., Class A*	1,481,997
3,262	Palo Alto Networks, Inc.*	1,938,444
13,920	Paychex, Inc.	1,657,315
5,083	Paycom Software, Inc.*	1,724,204
12,696	PayPal Holdings, Inc.*	1,421,063
14,433	PTC, Inc.*	1,606,104
11,787	Qorvo, Inc.*	1,612,226
8,999	QUALCOMM, Inc.	1,547,738
9,913	RingCentral, Inc., Class A*	1,297,017
7,309	salesforce.com, Inc.*	1,538,764
15,309	Seagate Technology Holdings PLC	1,579,276
2,869	ServiceNow, Inc.*	1,663,791
11,321	Skyworks Solutions, Inc.	1,564,223
6,153	Snowflake, Inc., Class A*	1,634,606
13,764	Splunk, Inc.*	1,625,528
20,561	SS&C Technologies Holdings, Inc.	1,541,458
5,318	Synopsys, Inc.*	1,661,290
11,277	TE Connectivity Ltd. (Switzerland)	1,606,183
3,898	Teledyne Technologies, Inc.*	1,673,723
14,348	Teradyne, Inc.	1,691,916
8,960	Texas Instruments, Inc.	1,523,110
23,563	Trade Desk, Inc. (The), Class A*	2,010,395
22,805	Trimble, Inc.*	1,590,649
8,258	Twilio, Inc., Class A*	1,443,498
3,537	Tyler Technologies, Inc.*	1,514,756
47,362	UiPath, Inc., Class A*	1,643,935
16,496	Unity Software, Inc.*	1,755,999
7,530	VeriSign, Inc.*	1,609,312
7,082	Visa, Inc., Class A	1,530,562
12,915	VMware, Inc., Class A	1,515,188
31,810	Western Digital Corp.*	1,620,401
6,804	Workday, Inc., Class A*	1,558,456
3,227	Zebra Technologies Corp., Class A*	1,333,848
16,716	Zendesk, Inc.*	1,950,256
11,222	Zoom Video Communications, Inc., Class A*	1,488,037
6,494	Zscaler, Inc.*	1,553,040

		160,040,839

Materials – 4.3%
5,810	Air Products and Chemicals, Inc.	1,372,903
7,450	Albemarle Corp.	1,459,380
8,313	Avery Dennison Corp.	1,464,751
17,294	Ball Corp.	1,551,964
10,517	Celanese Corp.	1,464,808
34,667	Corteva, Inc.	1,803,724
14,253	Crown Holdings, Inc.	1,748,415
26,771	Dow, Inc.	1,578,418
21,139	DuPont de Nemours, Inc.	1,635,524
13,741	Eastman Chemical Co.	1,627,896

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
8,595	Ecolab, Inc.	$1,514,955
42,361	Freeport-McMoRan, Inc.	1,988,849
278,764	Ginkgo Bioworks Holdings, Inc.*(a)	1,254,438
12,421	International Flavors & Fragrances, Inc.	1,651,993
34,667	International Paper Co.	1,509,055
16,626	LyondellBasell Industries NV, Class A	1,616,546
4,275	Martin Marietta Materials, Inc.	1,621,935
26,778	Newmont Corp.	1,772,704
15,102	Nucor Corp.	1,987,725
10,514	PPG Industries, Inc.	1,403,093
5,645	Sherwin-Williams Co. (The)	1,485,369
8,703	Vulcan Materials Co.	1,579,159

		35,093,604

Real Estate – 5.9%
8,412	Alexandria Real Estate Equities, Inc. REIT	1,593,233
6,555	American Tower Corp. REIT	1,487,133
6,603	AvalonBay Communities, Inc. REIT	1,575,410
14,269	Boston Properties, Inc. REIT	1,745,241
10,125	Camden Property Trust REIT	1,671,739
16,066	CBRE Group, Inc., Class A*	1,555,992
9,002	Crown Castle International Corp. REIT	1,499,643
11,111	Digital Realty Trust, Inc. REIT	1,499,096
28,347	Duke Realty Corp. REIT	1,502,391
2,309	Equinix, Inc. REIT	1,638,766
17,982	Equity Residential REIT	1,533,865
4,905	Essex Property Trust, Inc. REIT	1,555,719
8,100	Extra Space Storage, Inc. REIT	1,524,015
47,156	Healthpeak Properties, Inc. REIT	1,464,665
38,851	Invitation Homes, Inc. REIT	1,468,568
7,882	Mid-America Apartment Communities, Inc. REIT	1,612,736
98,555	Orion Office REIT, Inc. REIT*	1,678,392
10,537	Prologis, Inc. REIT	1,536,821
4,529	Public Storage REIT	1,607,886
23,860	Realty Income Corp. REIT	1,576,907
5,116	SBA Communications Corp. REIT	1,552,143
11,219	Simon Property Group, Inc. REIT	1,543,286
8,663	Sun Communities, Inc. REIT	1,568,003
28,747	UDR, Inc. REIT	1,577,348
31,346	Ventas, Inc. REIT	1,692,684
57,774	VICI Properties, Inc. REIT	1,615,361
19,337	Welltower, Inc. REIT	1,610,579
40,148	Weyerhaeuser Co. REIT	1,560,954
21,268	W.P. Carey, Inc. REIT	1,646,143
33,738	Zillow Group, Inc., Class C*	1,940,610

		47,635,329

Utilities – 5.0%
75,473	AES Corp. (The)	1,602,292
27,776	Alliant Energy Corp.	1,622,119
18,779	Ameren Corp.	1,614,055
18,512	American Electric Power Co., Inc.	1,678,113
10,367	American Water Works Co., Inc.	1,566,350
58,484	CenterPoint Energy, Inc.	1,599,537
25,977	CMS Energy Corp.	1,662,788

19,125	Consolidated Edison, Inc.	1,640,351
20,520	Dominion Energy, Inc.	1,631,956
13,876	DTE Energy Co.	1,687,183
15,861	Duke Energy Corp.	1,592,603
26,842	Edison International	1,702,320
14,901	Entergy Corp.	1,567,734
25,252	Evergy, Inc.	1,575,977
18,704	Eversource Energy	1,529,987
39,339	Exelon Corp.	1,674,268
39,592	FirstEnergy Corp.	1,656,925
21,427	NextEra Energy, Inc.	1,677,091
135,695	PG&E Corp.*	1,542,852
55,998	PPL Corp.	1,465,468
24,701	Public Service Enterprise Group, Inc.	1,601,366
12,023	Sempra Energy	1,733,957
24,236	Southern Co. (The)	1,569,766
17,255	WEC Energy Group, Inc.	1,568,134
23,885	Xcel Energy, Inc.	1,608,177

		40,371,369

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $756,249,706)		$810,539,429

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,439,078	0.026%	$2,439,078
(Cost $2,439,078)

TOTAL INVESTMENTS – 100.0%
(Cost $758,688,784)		$812,978,507

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		116,882

NET ASSETS – 100.0%		$813,095,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.2%
Communication Services – 18.2%
1,408	Alphabet, Inc., Class A*	$3,803,205
6,277	Charter Communications, Inc., Class A*	3,777,373
136,865	Frontier Communications Parent, Inc.*	3,770,631
25,099	Liberty Broadband Corp., Class C*	3,682,023
17,528	Meta Platforms, Inc., Class A*	3,698,934
9,622	Netflix, Inc.*	3,796,071
29,541	Sea Ltd. ADR (Taiwan)*	4,301,170
30,402	T-Mobile US, Inc.*	3,745,830
25,295	Walt Disney Co. (The)*	3,755,296

		34,330,533

Consumer Discretionary – 15.5%
31,298	Alibaba Group Holding Ltd. ADR (China)*	3,292,237
1,230	Amazon.com, Inc.*	3,777,650
69,340	Bath & Body Works, Inc.	3,700,676
1,499	Booking Holdings, Inc.*	3,256,203
46,975	Caesars Entertainment, Inc.*	3,954,825
19,353	Expedia Group, Inc.*	3,795,317
78,839	General Motors Co.*	3,683,358
4,357	Tesla, Inc.*	3,792,463

		29,252,729

Energy – 2.3%
32,644	Cheniere Energy, Inc.	4,338,388

Financials – 11.7%
12,141	Berkshire Hathaway, Inc., Class B*	3,902,725
43,490	Charles Schwab Corp. (The)	3,673,165
57,415	Citigroup, Inc.	3,400,690
10,045	S&P Global, Inc.	3,773,907
65,960	Wells Fargo & Co.	3,520,285
17,435	Willis Towers Watson PLC	3,875,801

		22,146,573

Health Care – 3.9%
39,546	Horizon Therapeutics PLC*	3,605,409
8,043	UnitedHealth Group, Inc.	3,827,422

		7,432,831

Industrials – 10.3%
55,478	Builders FirstSource, Inc.*	4,128,673
186,866	Hertz Global Holdings, Inc.*	3,797,117
6,050	TransDigm Group, Inc.*	4,032,870
110,315	Uber Technologies, Inc.*	3,974,649
100,021	WillScot Mobile Mini Holdings Corp.*	3,553,746

		19,487,055

Information Technology – 32.2%
22,595	Apple, Inc.	3,730,887
14,596	Coherent, Inc.*	3,858,015
38,981	Fiserv, Inc.*	3,807,274
47,478	GoDaddy, Inc., Class A*	3,960,140
10,198	Mastercard, Inc., Class A	3,679,642
42,464	Micron Technology, Inc.	3,773,351
12,935	Microsoft Corp.	3,864,849

Common Stocks – (continued)
Information Technology – (continued)
69,064	Nuance Communications, Inc.*	3,834,433
15,724	NVIDIA Corp.	3,834,297
7,324	Palo Alto Networks, Inc.*	4,352,287
18,487	salesforce.com, Inc.*	3,892,068
6,584	ServiceNow, Inc.*	3,818,193
4,503	Shopify, Inc., Class A (Canada)*	3,126,253
16,934	Visa, Inc., Class A	3,659,776
16,378	Workday, Inc., Class A*	3,751,381
32,785	Zendesk, Inc.*	3,825,026

		60,767,872

Materials – 2.1%
32,239	Crown Holdings, Inc.	3,954,758

Real Estate – 2.0%
42,506	CyrusOne, Inc. REIT	3,840,417

Utilities – 2.0%
338,281	PG&E Corp.*	3,846,255

TOTAL INVESTMENTS – 100.2%
(Cost $181,994,845)		$189,397,411

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(335,960)

NET ASSETS – 100.0%		$189,061,451

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communication Services – 12.4%
15,725	Activision Blizzard, Inc.	$1,281,588
2,911	AfreecaTV Co. Ltd. (South Korea)	337,016
2,992	Alphabet, Inc., Class A*	8,081,811
98,545	AMC Entertainment Holdings, Inc., Class A*(a)	1,858,559
16,731	Baidu, Inc. ADR (China)*	2,550,474
21,082	Bilibili, Inc. ADR (China)*	666,402
16,054	Bumble, Inc., Class A*	411,464
34,179	Comcast Corp., Class A	1,598,210
7,975	CTS Eventim AG & Co. KGaA (Germany)*	561,099
9,447	Electronic Arts, Inc.	1,228,960
54,673	Gree, Inc. (Japan)(a)	447,637
46,221	Hello Group, Inc. ADR (China)	440,486
45,788	HUYA, Inc. ADR (China)*	240,387
7,748	IDT Corp., Class B*	279,393
108,425	iQIYI, Inc. ADR (China)*	448,880
11,762	JOYY, Inc. ADR (China)	544,463
103,004	Kuaishou Technology (China)*(b)	1,180,492
8,449	Live Nation Entertainment, Inc.*	1,020,808
5,426	Madison Square Garden Entertainment Corp.*	425,181
2,201	Madison Square Garden Sports Corp.*	380,773
36,163	Meta Platforms, Inc., Class A*	7,631,478
16,307	NetEase, Inc. ADR (China)	1,554,709
4,643	Netflix, Inc.*	1,831,756
70,748	Rightmove PLC (United Kingdom)	638,473
17,121	ROBLOX Corp., Class A*	882,930
7,582	Scout24 SE (Germany)(b)	444,541
10,039	Sea Ltd. ADR (Taiwan)*	1,461,678
26,392	Snap, Inc., Class A*	1,054,096
16,634	Sohu.com Ltd. ADR (China)*	305,068
5,393	Spotify Technology SA*	842,333
33,410	TELUS Corp. (Canada)	843,185
50,392	Tencent Holdings Ltd. (China)	2,716,397
105,409	Tencent Music Entertainment Group ADR (China)*	568,155
13,021	TripAdvisor, Inc.*	331,254
71,749	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	253,991
21,351	Twitter, Inc.*	759,028
8,371	Ubisoft Entertainment SA (France)*	454,602
56,763	VK Co. Ltd. GDR (Russia)*	41,664
33,657	VTEX, Class A (Brazil)*	269,929
17,586	Walt Disney Co. (The)*	2,610,818
14,150	Warner Music Group Corp., Class A	512,513
18,127	Weibo Corp. ADR (China)*	497,224
10,219	World Wrestling Entertainment, Inc., Class A	605,578
45,220	Yalla Group Ltd. ADR (United Arab Emirates)*(a)	274,938
86,306	Zynga, Inc., Class A*	783,658

		52,154,079

Consumer Discretionary – 16.5%
20,191	2U, Inc.*	212,005
3,505	adidas AG (Germany)	834,802

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,702	Airbnb, Inc., Class A*	1,015,286
43,583	Alibaba Group Holding Ltd. ADR (China)*	4,584,496
1,026,701	Alibaba Health Information Technology Ltd. (China)*	714,803
2,720	Amazon.com, Inc.*	8,353,827
62,141	ANTA Sports Products Ltd. (China)	945,591
10,149	Aptiv PLC*	1,313,687
109,948	Arrival SA (Luxembourg)*(a)	383,719
7,748	Bandai Namco Holdings, Inc. (Japan)	563,063
19,374	Baozun, Inc. ADR (China)*	204,008
410	Booking Holdings, Inc.*	890,622
13,485	BorgWarner, Inc.	553,020
69,512	Canoo, Inc.*(a)	398,999
14,385	Chegg, Inc.*	449,819
9,297	Chewy, Inc., Class A*	438,261
4,625	Columbia Sportswear Co.	428,830
8,166	Continental AG (Germany)*	704,414
15,860	Dana, Inc.	295,313
6,480	Dick’s Sporting Goods, Inc.	680,400
13,772	eBay, Inc.	751,813
5,102	Etsy, Inc.*	790,249
20,488	Everi Holdings, Inc.*	479,419
3,394	Expedia Group, Inc.*	665,597
20,314	Farfetch Ltd., Class A (United Kingdom)*	386,982
97,949	Ford Motor Co.	1,719,984
14,925	GameStop Corp., Class A*(a)	1,840,849
34,540	General Motors Co.*	1,613,709
749	Graham Holdings Co., Class B	450,246
7,915	Hyundai Motor Co. (South Korea)	1,152,015
7,060	iRobot Corp.*	438,850
229,957	JD Sports Fashion PLC (United Kingdom)	465,903
17,488	JD.com, Inc. ADR (China)*	1,252,665
2,563	JD.com, Inc., Class A (China)*	91,581
25,543	Jumia Technologies AG ADR (Germany)*	240,360
12,047	Just Eat Takeaway.com NV (United Kingdom)*(b)	490,100
505,618	Koolearn Technology Holding Ltd. (China)*(a)(b)	315,781
16,383	Las Vegas Sands Corp.*	702,175
25,685	Li Auto, Inc. ADR (China)*	782,108
67,148	Li Ning Co. Ltd. (China)	667,295
2,952	Lululemon Athletica, Inc.*	944,463
32,702	Luminar Technologies, Inc.*(a)	458,809
2,355	MercadoLibre, Inc. (Brazil)*	2,653,261
20,010	MGM Resorts International	886,243
244,430	New Oriental Education & Technology Group, Inc. ADR (China)*	369,089
326,925	Nexteer Automotive Group Ltd. (China)	326,352
11,556	NIKE, Inc., Class B	1,577,972
52,807	NIO, Inc. ADR (China)*	1,206,112
13,522	Overstock.com, Inc.*	769,402

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
24,828	Peloton Interactive, Inc., Class A*	$721,502
16,991	Pinduoduo, Inc. ADR (China)*	881,153
6,046	Planet Fitness, Inc., Class A*	511,673
52,220	Playtech PLC (United Kingdom)*	467,342
73,889	Qurate Retail, Inc.Series A	407,128
36,933	Sharp Corp. (Japan)(a)	347,284
10,636	Shoe Carnival, Inc.	310,146
8,989	Skechers USA, Inc., Class A*	413,314
15,390	Sony Group Corp. (Japan)	1,578,085
9,766	Stride, Inc.*	327,942
103,091	TAL Education Group ADR (China)*	292,778
9,287	Tesla, Inc.*	8,083,683
54,125	TI Fluid Systems PLC (China)(b)	159,406
123,063	Toyota Motor Corp. (Japan)	2,284,960
110,631	TUI AG (Germany)*(a)	357,442
35,548	Under Armour, Inc., Class A*	635,954
16,192	Veoneer, Inc. (Sweden)*	574,006
30,144	XPeng, Inc. ADR (China)*	1,096,337
27,238	Yamaha Motor Co. Ltd. (Japan)	609,204
7,803	Zalando SE (Germany)*(b)	522,179

		69,035,867

Consumer Staples – 0.6%
8,049	Beyond Meat, Inc.*(a)	376,532
15,835	Walmart, Inc.	2,140,259

		2,516,791

Energy – 0.8%
1,068,507	China Suntien Green Energy Corp. Ltd., Class H (China)	708,354
11,960	Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	511,285
35,515	NOV, Inc.	609,082
31,328	TotalEnergies SE (France)	1,604,204

		3,432,925

Financials – 7.3%
43,879	3i Group PLC (United Kingdom)	786,271
2,851	Ameriprise Financial, Inc.	854,701
18,168	Apollo Global Management, Inc.	1,185,644
7,304	Ares Management Corp., Class A	592,281
4,260	B. Riley Financial, Inc.	253,683
2,313	BlackRock, Inc.	1,720,618
12,173	Blackstone, Inc.	1,551,692
12,928	Carlyle Group, Inc. (The)	605,935
14,381	Charles Schwab Corp. (The)	1,214,619
27,193	CI Financial Corp. (Canada)	444,873
6,763	Coinbase Global, Inc., Class A*	1,290,178
8,407	Discover Financial Services	1,037,760
12,856	DWS Group GmbH & Co. KGaA (Germany)(b)	472,184
5,460	Eurazeo SE (France)	424,688
3,934	Evercore, Inc., Class A	499,657
16,656	flatexDEGIRO AG (Germany)*	347,595
18,313	Galaxy Digital Holdings Ltd.*(a)	238,667
5,450	Goldman Sachs Group, Inc. (The)(c)	1,860,030

Common Stocks – (continued)
Financials – (continued)
13,942	Green Dot Corp., Class A*	399,438
25,873	Hargreaves Lansdown PLC (United Kingdom)	393,843
8,639	Interactive Brokers Group, Inc., Class A	571,729
13,038	Intercontinental Exchange, Inc.	1,670,429
25,364	Invesco Ltd.	538,731
18,721	KKR & Co., Inc.	1,125,507
12,175	Lazard Ltd., Class A	421,012
50,584	Monex Group, Inc. (Japan)	227,502
12,128	Morgan Stanley	1,100,495
2,296	Morningstar, Inc.	644,372
2,389	MSCI, Inc.	1,198,537
5,862	Oppenheimer Holdings, Inc., Class A	253,180
38,458	Owl Rock Capital Corp.	578,793
25,117	Plus500 Ltd. (Israel)	470,294
59,953	Robinhood Markets, Inc., Class A*(a)	720,036
4,438	S&P Global, Inc.	1,667,357
129,380	TP ICAP Group PLC (United Kingdom)	208,141
8,526	Tradeweb Markets, Inc., Class A	720,276
47,462	Up Fintech Holding Ltd. ADR (China)*(a)	214,054
5,057	Upstart Holdings, Inc.*	798,955
16,429	WealthNavi, Inc. (Japan)*	243,921
68,161	WisdomTree Investments, Inc.	383,746
18,693	XP, Inc., Class A (Brazil)*	604,532
123,278	Zip Co. Ltd. (Australia)*(a)	197,699

		30,733,655

Health Care – 19.7%
6,946	10X Genomics, Inc., Class A*	565,891
618,320	3SBio, Inc. (China)*(b)	490,623
21,063	Abbott Laboratories	2,540,619
17,014	AbbVie, Inc.	2,514,159
2,627	ABIOMED, Inc.*	816,314
27,935	AdaptHealth Corp.*	486,907
27,331	Adaptive Biotechnologies Corp.*	394,386
8,764	Agilent Technologies, Inc.	1,142,475
18,616	Allscripts Healthcare Solutions, Inc.*	362,267
8,357	Amgen, Inc.	1,892,693
20,348	AstraZeneca PLC (United Kingdom)	2,473,283
153,893	Bionano Genomics, Inc.*(a)	329,331
8,937	BioNTech SE ADR (Germany)*	1,347,789
2,692	Bio-Techne Corp.	1,129,052
24,208	Boston Scientific Corp.*	1,069,267
31,847	Bristol-Myers Squibb Co.	2,186,933
26,077	Burning Rock Biotech Ltd. ADR (China)*	219,829
10,585	Castle Biosciences, Inc.*	458,225
10,443	Cerner Corp.	973,810
7,389	CompuGroup Medical SE & Co. KgaA (Germany)	418,701
12,175	CRISPR Therapeutics AG (Switzerland)*	747,180
17,627	Cullinan Oncology, Inc.*	252,771
26,211	CureVac NV (Germany)*(a)	440,869
3,327	Dexcom, Inc.*	1,377,079

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
23,021	Editas Medicine, Inc.*	$394,119
10,963	Edwards Lifesciences Corp.*	1,231,912
10,601	Eli Lilly & Co.	2,649,720
13,027	Exact Sciences Corp.*	1,016,888
27,405	Exelixis, Inc.*	562,625
7,627	Galapagos NV (Belgium)*	503,205
6,436	Globus Medical, Inc., Class A*	452,579
12,365	Guardant Health, Inc.*	819,429
9,593	Horizon Therapeutics PLC*	874,594
4,741	Illumina, Inc.*	1,548,411
17,823	I-Mab ADR (China)*	440,585
1,513,646	Imugene Ltd. (Australia)*	258,119
4,077	Insulet Corp.*	1,079,141
7,873	Intellia Therapeutics, Inc.*	778,246
6,608	Intuitive Surgical, Inc.*	1,918,501
32,326	Invitae Corp.*	348,798
14,227	Ionis Pharmaceuticals, Inc.*	474,897
3,580	iRhythm Technologies, Inc.*	462,787
20,376	Johnson & Johnson	3,353,278
34,791	Koninklijke Philips NV (Netherlands)	1,185,604
19,985	Maravai LifeSciences Holdings, Inc., Class A*	780,814
4,313	Masimo Corp.*	679,082
23,404	Medtronic PLC	2,457,186
31,219	Merck & Co., Inc.	2,390,751
208,327	Mesoblast Ltd. (Australia)*(a)	167,046
1,944	Mezzion Pharma Co. Ltd. (South Korea)*	263,867
11,245	Moderna, Inc.*	1,727,232
11,903	Myriad Genetics, Inc.*	290,195
15,185	NextGen Healthcare, Inc.*	296,563
19,745	Novartis AG (Switzerland)	1,729,046
18,321	Nurix Therapeutics, Inc.*	296,251
6,370	NuVasive, Inc.*	344,744
30,415	Ono Pharmaceutical Co. Ltd. (Japan)	746,412
7,252	OptimizeRx Corp.*	328,443
39,966	Pacific Biosciences of California, Inc.*	476,395
57,993	Pfizer, Inc.	2,722,191
19,760	PMV Pharmaceuticals, Inc.*	312,998
16,352	Pulmonx Corp.*	429,404
12,205	QIAGEN NV*	606,466
2,771	Regeneron Pharmaceuticals, Inc.*	1,713,476
18,332	Relay Therapeutics, Inc.*	441,985
22,393	Repare Therapeutics, Inc. (Canada)*	359,855
34,226	ResMed, Inc. CDI	829,526
8,239	Roche Holding AG (Switzerland)	3,141,767
48,471	Sana Biotechnology, Inc.*	313,123
56,319	Sangamo Therapeutics, Inc.*	329,466
20,185	Sanofi (France)	2,119,133
6,490	Sarepta Therapeutics, Inc.*	497,199
6,516	Seegene, Inc. (South Korea)	278,015
136,280	Senseonics Holdings, Inc.*(a)	245,304
110,406	Sharecare, Inc.*	336,738
10,765	SI-BONE, Inc.*	237,476
50,640	Smith & Nephew PLC (United Kingdom)	908,441
113,248	Sorrento Therapeutics, Inc.*(a)	286,517

Common Stocks – (continued)
Health Care – (continued)
6,953	Stryker Corp.	1,831,073
23,146	Takara Bio, Inc. (Japan)	480,504
6,694	Tandem Diabetes Care, Inc.*	753,945
9,000	Teladoc Health, Inc.*	683,190
17,634	Tenaya Therapeutics, Inc.*(a)	205,612
29,509	Theravance Biopharma, Inc.*(a)	297,156
2,631	Thermo Fisher Scientific, Inc.	1,431,264
10,305	Ultragenyx Pharmaceutical, Inc.*	693,733
7,169	Vertex Pharmaceuticals, Inc.*	1,649,013
49,255	Vicarious Surgical, Inc.*(a)	303,903
58,608	Well Health Technologies Corp. (Canada)*	209,323

		82,605,714

Industrials – 6.3%
49,989	ABB Ltd. (Switzerland)	1,697,267
8,635	AeroVironment, Inc.*	613,517
3,980	Alfen Beheer BV (Netherlands)*(b)	388,025
3,610	ASGN, Inc.*	399,952
9,016	Barnes Group, Inc.	418,793
17,741	Blink Charging Co.*(a)	436,074
5,960	Booz Allen Hamilton Holding Corp.	480,912
1,860	CACI International, Inc., Class A*	520,409
7,546	Daihen Corp. (Japan)	282,054
101,597	Desktop Metal, Inc., Class A*(a)	422,643
15,759	EHang Holdings Ltd. ADR (China)*(a)	234,179
1,709	Energiekontor AG (Germany)	131,489
7,045	FANUC Corp. (Japan)	1,294,005
20,403	General Electric Co.	1,948,691
568,208	Ideanomics, Inc.*(a)	596,618
22,680	Kawasaki Heavy Industries Ltd. (Japan)	418,647
29,948	Kratos Defense & Security Solutions, Inc.*	626,512
5,833	Leidos Holdings, Inc.	594,033
9,030	LIG Nex1 Co. Ltd. (South Korea)	511,451
17,413	Lyft, Inc., Class A*	678,062
62,565	Mitsubishi Electric Corp. (Japan)	750,454
7,441	Moog, Inc., Class A	618,421
12,440	Nabtesco Corp. (Japan)	341,310
16,568	Nidec Corp. (Japan)	1,421,676
65,707	Nikola Corp.*(a)	519,085
35,401	Nordex SE (Germany)*(a)	632,620
12,545	Parsons Corp.*	434,810
9,318	Proto Labs, Inc.*	523,951
8,376	Shibaura Machine Co. Ltd. (Japan)	222,536
9,967	Siemens AG (Germany)	1,417,951
43,907	Siemens Energy AG (Germany)	1,056,850
18,625	Sunrun, Inc.*	508,090
10,532	Textron, Inc.	770,205
6,389	Thales SA (France)	738,424
27,216	Uber Technologies, Inc.*	980,592
4,531	Verisk Analytics, Inc.	803,528
39,709	Virgin Galactic Holdings, Inc.*(a)	384,383
453,907	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)(a)	740,082
154,862	Xinte Energy Co. Ltd., Class H (China)	327,415
18,464	Yaskawa Electric Corp. (Japan) (a)	732,628

		26,618,344

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 33.8%
28,162	3D Systems Corp.*	$501,847
17,487	ACI Worldwide, Inc.*	586,164
3,615	Adobe, Inc.*	1,690,663
14,213	Advanced Micro Devices, Inc.*	1,753,031
678	Adyen NV (Netherlands)*(b)	1,419,796
12,517	Affirm Holdings, Inc.*	523,711
32,436	Agora, Inc. ADR (China)*	391,827
4,576	Akamai Technologies, Inc.*	495,398
29,392	Alkami Technology, Inc.*	463,218
6,994	Alliance Data Systems Corp.	471,745
7,820	Altair Engineering, Inc., Class A*	519,404
5,530	Ambarella, Inc.*	772,596
8,871	Amphenol Corp., Class A	674,285
49,735	Apple, Inc.	8,212,243
7,480	Arista Networks, Inc.*	918,020
2,987	Atlassian Corp. PLC, Class A*	913,186
14,055	Atos SE (France)	504,223
5,096	Autodesk, Inc.*	1,122,292
68,396	Avast PLC (b)	576,869
5,482	Azenta, Inc.	479,785
6,949	Belden, Inc.	391,576
24,457	Bentley Systems, Inc., Class B	938,904
16,438	BigCommerce Holdings, Inc. Series 1*	425,744
55,627	Bitfarms Ltd. (Canada)*	210,956
79,031	BlackBerry Ltd. (Canada)*	542,943
23,200	Block, Inc.*	2,958,000
287,578	BrainChip Holdings Ltd. (Australia)*	250,417
2,570	Broadcom, Inc.	1,509,721
15,760	C3.ai, Inc., Class A*	353,339
50,600	Canaan, Inc. ADR (China)*(a)	266,662
12,427	Canadian Solar, Inc. (Canada)*	393,439
23,733	Cantaloupe, Inc.*	184,405
9,389	CEVA, Inc.*	382,790
7,282	Ciena Corp.*	498,234
39,767	Cisco Systems, Inc.	2,217,806
10,861	Cognex Corp.	733,769
35,838	Converge Technology Solutions Corp. (Canada)*	267,015
16,032	Corning, Inc.	647,693
6,663	Crowdstrike Holdings, Inc., Class A*	1,300,684
3,973	CyberArk Software Ltd.*	675,966
24,908	Dassault Systemes SE (France)	1,216,706
13,050	Digi International, Inc.*	262,044
9,279	Digital Garage, Inc. (Japan)	321,049
14,183	Dlocal Ltd. (Uruguay)*	463,075
6,186	DocuSign, Inc.*	732,608
15,417	Edenred (France)	708,067
4,918	Envestnet, Inc.*	367,965
4,999	Euronet Worldwide, Inc.*	641,022
8,536	EVERTEC, Inc. (Puerto Rico)	344,513
30,614	Extreme Networks, Inc.*	351,755
1,089	Fair Isaac Corp.*	513,126
4,727	FARO Technologies, Inc.*	258,756
9,146	Fidelity National Information Services, Inc.	870,974
6,448	First Solar, Inc.*	485,470
14,838	Fiserv, Inc.*	1,449,227

Common Stocks – (continued)
Information Technology – (continued)
3,902	FleetCor Technologies, Inc.*	913,848
4,038	Fortinet, Inc.*	1,391,172
7,763	Global Payments, Inc.	1,035,429
4,240	Guidewire Software, Inc.*	373,756
56,309	Hewlett Packard Enterprise Co.	896,439
155,658	Hive Blockchain Technologies Ltd. (Canada)*(a)	319,084
25,538	HP, Inc.	877,486
48,421	Hut 8 Mining Corp. (Canada)*	296,249
39,736	indie Semiconductor, Inc., Class A (China)*	311,928
32,559	Infineon Technologies AG (Germany)	1,124,353
33,373	Infinera Corp.*	308,033
19,806	Infocom Corp. (Japan)	346,164
84,680	Innoviz Technologies Ltd. (Israel)*(a)	338,720
83,253	Intel Corp.	3,971,168
6,548	InterDigital, Inc.	421,822
20,566	International Business Machines Corp.	2,519,541
2,225	Intuit, Inc.	1,055,473
2,530	IPG Photonics Corp.*	329,786
3,763	Jack Henry & Associates, Inc.	665,298
19,821	Juniper Networks, Inc.	669,752
16,745	Kainos Group PLC (United Kingdom)	338,587
2,848	Keyence Corp. (Japan)	1,329,850
6,271	Keysight Technologies, Inc.*	986,867
112,814	Learning Technologies Group PLC (United Kingdom)	267,014
20,014	Marathon Digital Holdings, Inc.*(a)	507,355
16,083	Marvell Technology, Inc.	1,098,951
7,786	Mastercard, Inc., Class A	2,809,345
18,284	Materialise NV ADR (Belgium)*	378,296
6,886	MaxLinear, Inc.*	422,456
18,096	McAfee Corp., Class A	470,315
17,547	Micron Technology, Inc.	1,559,226
28,025	Microsoft Corp.	8,373,590
1,060	MicroStrategy, Inc., Class A*	469,580
5,498	Mimecast Ltd.*	437,256
6,481	Nemetschek SE (Germany)	578,281
10,996	NETGEAR, Inc.*	292,604
11,523	NetScout Systems, Inc.*	358,711
594,683	Newborn Town, Inc. (China)*	332,591
2,631	Nice Ltd. ADR (Israel)*	595,264
194,024	Nokia OYJ ADR (Finland)*	1,038,028
3,395	Northern Data AG (Germany)*(a)	200,959
21,504	NortonLifeLock, Inc.	623,186
2,910	Novanta, Inc.*	397,593
35,255	NVIDIA Corp.	8,596,932
3,626	NXP Semiconductors NV (China)	689,375
5,005	Okta, Inc.*	915,114
13,429	OneSpan, Inc.*	185,052
10,759	Open Text Corp. (Canada)	468,017
15,880	Oracle Corp.	1,206,404
4,984	OSI Systems, Inc.*	402,059
29,031	Pagseguro Digital Ltd., Class A (Brazil)*	462,754
2,167	Palo Alto Networks, Inc.*	1,287,740
214,917	PAX Global Technology Ltd. (Hong Kong)	160,080

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
17,580	PayPal Holdings, Inc.*	$1,967,729
153,571	Paysafe Ltd.*	489,891
18,616	Ping Identity Holding Corp.*	391,681
4,150	PTC, Inc.*	461,812
8,697	Q2 Holdings, Inc.*	565,740
3,673	Qorvo, Inc.*	502,393
11,726	QUALCOMM, Inc.	2,016,755
956,365	Razer, Inc.*(b)	309,662
23,396	Repay Holdings Corp.*	404,049
28,647	Riot Blockchain, Inc.*(a)	493,588
11,091	S&T AG (Austria)(a)	175,400
34,224	Sabre Corp.*	374,068
8,565	salesforce.com, Inc.*	1,803,189
10,487	SAP SE (Germany)	1,193,449
32,238	Seiko Epson Corp. (Japan)	493,472
7,896	Semtech Corp.*	547,824
11,906	SentinelOne, Inc., Class A*	494,099
2,127	ServiceNow, Inc.*	1,233,490
8,488	Shift4 Payments, Inc., Class A*	446,893
2,021	Shopify, Inc., Class A (Canada)*	1,403,099
10,538	Sierra Wireless, Inc. (Canada)*	199,063
3,597	Silicon Laboratories, Inc.*	552,895
6,822	Skyworks Solutions, Inc.	942,596
12,188	Software AG (Germany)	463,803
23,484	SolarWinds Corp.	318,208
7,865	Splunk, Inc.*	928,857
5,640	Sprout Social, Inc., Class A*	367,220
12,746	SS&C Technologies Holdings, Inc.	955,568
26,695	STMicroelectronics NV (Singapore)	1,137,587
31,951	StoneCo Ltd., Class A (Brazil)*	359,129
19,623	Stratasys Ltd.*	492,145
21,003	SunPower Corp.*	376,584
2,701	Synaptics, Inc.*	616,989
22,121	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,367,168
11,498	TaskUS, Inc., Class A (Philippines)*	330,223
24,857	Telos Corp.*	283,867
56,601	TELUS International CDA, Inc. (Philippines)*	1,389,555
7,708	Tenable Holdings, Inc.*	426,715
14,340	Teradyne, Inc.	1,690,973
34,277	TomTom NV (Netherlands)*	287,017
736,613	Truly International Holdings Ltd. (Hong Kong)	254,534
71,921	Tuya, Inc. ADR (China)*	388,373
173,162	Tyro Payments Ltd. (Australia)*	192,880
25,270	UiPath, Inc., Class A*	877,122
106,951	Velodyne Lidar, Inc.*(a)	394,649
16,055	Veritone, Inc.*	270,366
7,745	Viasat, Inc.*	353,482
13,172	Visa, Inc., Class A	2,846,733
7,489	VMware, Inc., Class A	878,609
6,338	Yokowo Co. Ltd. (Japan)	150,010
27,332	Zeta Global Holdings Corp., Class A*(a)	355,589

Common Stocks – (continued)
Information Technology – (continued)
3,322	Zscaler, Inc.*	794,456

		141,542,904

Materials – 0.0%
2,591	UFP Technologies, Inc.*	179,142

Real Estate – 0.6%
6,273	Digital Realty Trust, Inc. REIT	846,353
1,325	Equinix, Inc. REIT	940,392
11,453	Zillow Group, Inc., Class A*	655,914

		2,442,659

Utilities – 1.4%
10,794	Atlantica Sustainable Infrastructure PLC (Spain)	364,298
20,543	Avangrid, Inc.	921,764
826,174	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	251,647
21,084	Brookfield Renewable Corp., Class A(a)	787,909
26,021	Brookfield Renewable Partners LP (Canada)	934,692
12,272	Dominion Energy, Inc.	975,992
1,645,228	Huaneng Power International, Inc., Class H (China)	962,245
32,186	Innergex Renewable Energy, Inc. (Canada)	467,685

		5,666,232

TOTAL COMMON STOCKS
(Cost $419,374,638)		$416,928,312

Closed-End-Fund – 0.1%
188,631	Greencoat UK Wind PLC/Funds
(Cost $337,953)		$374,076

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $419,712,591)		$417,302,388

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,362,374	0.026%	$13,362,374
(Cost $13,362,374)

TOTAL INVESTMENTS – 102.7%
(Cost $433,074,965)		$430,664,762

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(11,452,928)

NET ASSETS – 100.0%		$419,211,834

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.4%
2,344	Alphabet, Inc., Class A*	$6,331,472
2,186	Alphabet, Inc., Class C*	5,897,435
65,555	AT&T, Inc.	1,552,998
1,149	Charter Communications, Inc., Class A*	691,445
2,735	Electronic Arts, Inc.	355,796
3,069	Fox Corp., Class A	128,376
1,445	Fox Corp., Class B	55,286
3,773	Interpublic Group of Cos., Inc. (The)	138,846
214	Liberty Broadband Corp., Class A*	30,989
1,291	Liberty Broadband Corp., Class C*	189,390
229	Liberty Media Corp.-Liberty Formula One, Class A*	12,861
1,910	Liberty Media Corp.-Liberty Formula One, Class C*	115,994
894	Liberty Media Corp.-Liberty SiriusXM, Class A*	45,022
1,540	Liberty Media Corp.-Liberty SiriusXM, Class C*	77,493
9,349	Lumen Technologies, Inc.	96,856
4,166	Netflix, Inc.*	1,643,570
77	Paramount Global, Class A	2,622
5,616	Paramount Global, Class B	171,906
4,380	Pinterest, Inc., Class A*	117,165
5,407	T-Mobile US, Inc.*	666,196
6,080	Twitter, Inc.*	216,144
38,028	Verizon Communications, Inc.	2,040,963
17,503	Walt Disney Co. (The)*	2,598,495
9,615	Zynga, Inc., Class A*	87,304

		23,264,624

Consumer Discretionary – 11.3%
604	Advance Auto Parts, Inc.	123,506
4,186	Amazon.com, Inc.*	12,856,294
2,601	Aptiv PLC*	336,673
2,209	Aramark	81,645
2,364	Best Buy Co., Inc.	228,457
394	Booking Holdings, Inc.*	855,866
2,306	BorgWarner, Inc.	94,569
692	Brunswick Corp.	66,100
1,963	Caesars Entertainment, Inc.*	165,265
1,571	CarMax, Inc.*	171,757
8,206	Carnival Corp.*	166,828
1,376	Chegg, Inc.*	43,028
273	Chipotle Mexican Grill, Inc.*	415,875
1,252	Darden Restaurants, Inc.	181,815
263	Deckers Outdoor Corp.*	75,912
603	Dick’s Sporting Goods, Inc.	63,315
6,030	eBay, Inc.	329,178
1,220	Etsy, Inc.*	188,966
1,397	Expedia Group, Inc.*	273,966
37,717	Ford Motor Co.	662,311
1,938	Gap, Inc. (The)	28,198
1,457	Garmin Ltd.	160,911
13,252	General Motors Co.*	619,133
381	Grand Canyon Education, Inc.*	33,082

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,473	Harley-Davidson, Inc.	60,835
1,232	Hasbro, Inc.	119,566
2,639	Hilton Worldwide Holdings, Inc.*	392,842
10,252	Home Depot, Inc. (The)	3,237,889
1,438	Kohl’s Corp.	79,982
3,185	Las Vegas Sands Corp.*	136,509
577	Lear Corp.	90,785
6,681	Lowe’s Cos., Inc.	1,476,902
1,097	Lululemon Athletica, Inc.*	350,974
400	Marriott Vacations Worldwide Corp.	64,268
3,357	Mattel, Inc.*	83,858
3,756	MGM Resorts International	166,353
11,946	NIKE, Inc., Class B	1,631,226
1,064	Nordstrom, Inc.*(a)	22,067
3,555	Norwegian Cruise Line Holdings Ltd.*	69,287
532	Petco Health & Wellness Co., Inc., Class A*	9,321
2,430	PulteGroup, Inc.	120,674
684	PVH Corp.	66,957
3,488	Qurate Retail, Inc.Series A	19,219
462	Ralph Lauren Corp.	61,002
3,373	Ross Stores, Inc.	308,258
2,111	Royal Caribbean Cruises Ltd.*	170,400
1,546	Service Corp. International	94,074
11,363	Starbucks Corp.	1,043,010
2,686	Tapestry, Inc.	109,857
4,703	Target Corp.	939,518
1,820	Tempur Sealy International, Inc.	60,078
513	Thor Industries, Inc.	46,427
11,626	TJX Cos., Inc. (The)	768,479
1,093	Tractor Supply Co.	222,742
818	Travel + Leisure Co.	45,849
1,813	Under Armour, Inc., Class A*	32,435
1,967	Under Armour, Inc., Class C*	30,744
3,121	VF Corp.	181,080
571	Whirlpool Corp.	114,925
712	Williams-Sonoma, Inc.	103,140
883	Wyndham Hotels & Resorts, Inc.	76,300
1,019	Wynn Resorts Ltd.*	88,164
2,827	Yum! Brands, Inc.	346,534

		31,265,180

Consumer Staples – 5.9%
5,889	Archer-Daniels-Midland Co.	461,992
1,452	Bunge Ltd.	151,807
2,065	Campbell Soup Co.	92,863
1,298	Clorox Co. (The)	189,235
8,839	Colgate-Palmolive Co.	680,161
4,955	Conagra Brands, Inc.	173,276
4,262	Costco Wholesale Corp.	2,213,044
6,461	General Mills, Inc.	435,665
963	Hain Celestial Group, Inc. (The)*	35,015
1,549	Hershey Co. (The)	313,301
2,992	Hormel Foods Corp.	142,539
709	Ingredion, Inc.	62,917

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,662	Kellogg Co.	$170,208
7,394	Keurig Dr Pepper, Inc.	285,926
3,567	Kimberly-Clark Corp.	464,245
7,821	Kroger Co. (The)	366,023
2,640	McCormick & Co., Inc.	251,249
1,889	Molson Coors Beverage Co., Class B	98,568
14,766	Mondelez International, Inc., Class A	966,878
14,631	PepsiCo, Inc.	2,395,680
25,487	Procter & Gamble Co. (The)	3,973,168
5,412	Sysco Corp.	471,385
2,335	US Foods Holding Corp.*	91,275
13,833	Walmart, Inc.	1,869,668

		16,356,088

Energy – 3.7%
6,711	Baker Hughes Co.	197,169
2,132	Cheniere Energy, Inc.	283,343
17,634	Chevron Corp.	2,539,296
12,025	ConocoPhillips	1,140,692
6,140	Devon Energy Corp.	365,637
2,772	EQT Corp.	64,144
38,601	Exxon Mobil Corp.	3,027,090
2,524	Hess Corp.	255,075
17,730	Kinder Morgan, Inc.	308,502
5,602	Marathon Petroleum Corp.	436,228
7,698	Occidental Petroleum Corp.	336,634
4,040	ONEOK, Inc.	263,812
3,990	Phillips 66	336,118
3,718	Valero Energy Corp.	310,490
11,072	Williams Cos., Inc. (The)	346,332

		10,210,562

Financials – 11.4%
380	Affiliated Managers Group, Inc.	52,577
6,152	Aflac, Inc.	375,826
126	Alleghany Corp.*	83,402
2,690	Allstate Corp. (The)	329,148
3,260	Ally Financial, Inc.	162,674
5,659	American Express Co.	1,100,902
1,053	Ameriprise Financial, Inc.	315,679
2,059	Aon PLC, Class A	601,516
3,499	Arch Capital Group Ltd.*	164,838
534	Assurant, Inc.	90,625
636	Assured Guaranty Ltd.	39,413
728	Axis Capital Holdings Ltd.	39,763
67,841	Bank of America Corp.	2,998,572
7,119	Bank of New York Mellon Corp. (The)	378,375
1,137	Bank OZK	53,462
1,348	BlackRock, Inc.	1,002,764
746	Brighthouse Financial, Inc.*	38,986
3,807	Capital One Financial Corp.	583,499
1,002	Cboe Global Markets, Inc.	117,525
14,169	Charles Schwab Corp. (The)	1,196,714
18,687	Citigroup, Inc.	1,106,831
3,999	Citizens Financial Group, Inc.	209,628
1,233	Comerica, Inc.	117,739

Common Stocks – (continued)
Financials – (continued)
1,051	Commerce Bancshares, Inc.	75,441
2,758	Discover Financial Services	340,447
3,408	Equitable Holdings, Inc.	111,305
357	FactSet Research Systems, Inc.	144,974
6,411	Fifth Third Bancorp	306,702
1,003	First American Financial Corp.	67,241
1,678	First Republic Bank	290,730
3,089	Goldman Sachs Group, Inc. (The)(b)	1,054,245
336	Hanover Insurance Group, Inc. (The)	46,875
3,198	Hartford Financial Services Group, Inc. (The)	222,197
13,513	Huntington Bancshares, Inc.	209,722
5,238	Intercontinental Exchange, Inc.	671,092
3,138	Invesco Ltd.	66,651
1,590	Janus Henderson Group PLC	53,376
2,060	Jefferies Financial Group, Inc.	73,212
27,657	JPMorgan Chase & Co.	3,921,763
8,734	KeyCorp	218,961
939	Lazard Ltd., Class A	32,471
1,694	Lincoln National Corp.	114,209
748	LPL Financial Holdings, Inc.	135,351
4,783	Marsh & McLennan Cos., Inc.	743,326
6,703	MetLife, Inc.	452,788
3,048	MGIC Investment Corp.	46,269
1,530	Moody’s Corp.	492,706
12,613	Morgan Stanley	1,144,504
219	Morningstar, Inc.	61,462
753	MSCI, Inc.	377,773
1,094	Nasdaq, Inc.	187,238
1,090	PacWest Bancorp	53,868
3,997	PNC Financial Services Group, Inc. (The)	796,402
2,464	Principal Financial Group, Inc.	174,057
5,584	Progressive Corp. (The)	591,513
3,560	Prudential Financial, Inc.	397,510
9,044	Regions Financial Corp.	218,774
640	Reinsurance Group of America, Inc.	70,950
3,221	S&P Global, Inc.	1,210,130
532	SVB Financial Group*	322,392
4,913	Synchrony Financial	210,178
2,120	T. Rowe Price Group, Inc.	306,467
2,313	Travelers Cos., Inc. (The)	397,443
12,650	Truist Financial Corp.	787,083
2,033	Umpqua Holdings Corp.	43,404
1,917	Unum Group	53,523
12,642	US Bancorp	714,779
1,038	Voya Financial, Inc.	69,909
848	Webster Financial Corp.	51,058
37,675	Wells Fargo & Co.	2,010,715
1,170	Willis Towers Watson PLC	260,091

		31,563,735

Health Care – 13.3%
641	10X Genomics, Inc., Class A*	52,222
13,155	Abbott Laboratories	1,586,756
13,379	AbbVie, Inc.	1,977,015
2,302	Agilent Technologies, Inc.	300,089

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
594	Align Technology, Inc.*	$303,807
897	Alnylam Pharmaceuticals, Inc.*	141,591
1,571	AmerisourceBergen Corp.	223,915
4,299	Amgen, Inc.	973,638
1,857	Anthem, Inc.	839,085
3,807	Baxter International, Inc.	323,481
2,160	Becton Dickinson and Co.	585,965
1,105	Biogen, Inc.*	233,166
1,381	BioMarin Pharmaceutical, Inc.*	107,884
10,740	Boston Scientific Corp.*	474,386
16,916	Bristol-Myers Squibb Co.	1,161,622
2,133	Cardinal Health, Inc.	115,203
1,285	Catalent, Inc.*	131,121
4,379	Centene Corp.*	361,793
2,238	Cerner Corp.	208,693
1,948	Change Healthcare, Inc.*	41,726
2,464	Cigna Corp.	585,890
13,937	CVS Health Corp.	1,444,570
4,800	Danaher Corp.	1,317,168
1,642	DENTSPLY SIRONA, Inc.	88,898
4,680	Edwards Lifesciences Corp.*	525,892
6,417	Eli Lilly & Co.	1,603,929
2,339	Exelixis, Inc.*	48,020
9,506	Gilead Sciences, Inc.	574,162
1,855	HCA Healthcare, Inc.	464,325
1,050	Henry Schein, Inc.*	90,699
1,899	Hologic, Inc.*	135,152
1,649	Horizon Therapeutics PLC*	150,339
979	Humana, Inc.	425,199
642	IDEXX Laboratories, Inc.*	341,769
1,103	Illumina, Inc.*	360,240
2,682	Intuitive Surgical, Inc.*	778,665
1,442	IQVIA Holdings, Inc.*	331,833
19,951	Johnson & Johnson	3,283,336
729	Laboratory Corp. of America Holdings*	197,749
10,168	Medtronic PLC	1,067,538
19,185	Merck & Co., Inc.	1,469,187
203	Mettler-Toledo International, Inc.*	285,974
2,564	Moderna, Inc.*	393,830
42,275	Pfizer, Inc.	1,984,388
921	Quest Diagnostics, Inc.	120,900
757	Regeneron Pharmaceuticals, Inc.*	468,099
1,088	ResMed, Inc.	268,464
388	Sage Therapeutics, Inc.*	14,112
1,011	Seagen, Inc.*	130,288
2,640	Stryker Corp.	695,244
1,137	Teladoc Health, Inc.*	86,310
2,976	Thermo Fisher Scientific, Inc.	1,618,944
7,122	UnitedHealth Group, Inc.	3,389,146
1,037	Veeva Systems, Inc., Class A*	237,525
1,927	Vertex Pharmaceuticals, Inc.*	443,249
544	Waters Corp.*	172,301
555	West Pharmaceutical Services, Inc.	214,829
1,580	Zimmer Biomet Holdings, Inc.	200,960
3,593	Zoetis, Inc.	695,784

		36,848,065

Common Stocks – (continued)
Industrials – 7.9%
5,211	3M Co.	774,615
1,227	AECOM	89,154
1,176	Alaska Air Group, Inc.*	66,021
6,149	American Airlines Group, Inc.*	106,070
4,821	Boeing Co. (The)*	989,944
1,199	Booz Allen Hamilton Holding Corp.	96,747
7,822	Carrier Global Corp.	351,051
4,875	Caterpillar, Inc.	914,452
1,163	C.H. Robinson Worldwide, Inc.	112,439
620	Clean Harbors, Inc.*	59,167
19,904	CSX Corp.	674,945
1,290	Cummins, Inc.	263,315
2,510	Deere & Co.	903,650
6,156	Delta Air Lines, Inc.*	245,747
1,289	Dover Corp.	202,193
3,583	Eaton Corp. PLC	552,821
5,374	Emerson Electric Co.	499,352
2,210	FedEx Corp.	491,217
1,218	Fortune Brands Home & Security, Inc.	105,844
303	FTI Consulting, Inc.*	44,238
2,241	General Dynamics Corp.	525,402
9,835	General Electric Co.	939,341
6,260	Honeywell International, Inc.	1,187,835
354	Huntington Ingalls Industries, Inc.	72,358
684	IDEX Corp.	131,260
2,832	Illinois Tool Works, Inc.	612,675
3,650	Ingersoll Rand, Inc.	184,398
1,165	Jacobs Engineering Group, Inc.	143,295
6,472	Johnson Controls International PLC	420,421
1,761	L3Harris Technologies, Inc.	444,318
1,098	Leidos Holdings, Inc.	111,820
298	Lennox International, Inc.	79,545
517	Lincoln Electric Holdings, Inc.	65,897
2,232	Lockheed Martin Corp.	968,242
2,799	Lyft, Inc., Class A*	108,993
1,811	MDU Resources Group, Inc.	48,480
3,444	Nielsen Holdings PLC	59,994
1,341	Northrop Grumman Corp.	592,910
1,500	nVent Electric PLC	50,895
612	Oshkosh Corp.	67,956
3,830	Otis Worldwide Corp.	300,004
901	Owens Corning	83,964
1,272	Quanta Services, Inc.	138,572
13,484	Raytheon Technologies Corp.	1,384,807
2,564	Republic Services, Inc.	308,398
1,045	Rockwell Automation, Inc.	278,576
467	Schneider National, Inc., Class B	12,198
5,689	Southwest Airlines Co.*	249,178
1,451	Stanley Black & Decker, Inc.	236,078
1,981	Textron, Inc.	144,870
598	Timken Co. (The)	39,205
2,147	Trane Technologies PLC	330,488
1,723	TransUnion	156,379
15,553	Uber Technologies, Inc.*	560,375
3,115	United Airlines Holdings, Inc.*	138,306
6,518	United Parcel Service, Inc., Class B	1,371,518

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
652	United Rentals, Inc.*	$209,696
1,428	Verisk Analytics, Inc.	253,241
5,149	Waste Management, Inc.	743,516
1,612	Westinghouse Air Brake Technologies Corp.	149,626
412	W.W. Grainger, Inc.	196,549
1,610	Xylem, Inc.	143,209

		21,787,770

Information Technology – 29.8%
5,730	Accenture PLC, Class A	1,810,795
3,723	Adobe, Inc.*	1,741,173
12,742	Advanced Micro Devices, Inc.*	1,571,598
1,252	Akamai Technologies, Inc.*	135,541
450	Alliance Data Systems Corp.	30,352
4,185	Analog Devices, Inc.	670,814
679	ANSYS, Inc.*	220,125
120,384	Apple, Inc.	19,877,806
7,025	Applied Materials, Inc.	942,755
1,718	Autodesk, Inc.*	378,355
3,831	Automatic Data Processing, Inc.	783,210
3,564	Block, Inc.*	454,410
3,115	Broadcom, Inc.	1,829,876
1,087	Broadridge Financial Solutions, Inc.	158,930
2,140	Cadence Design Systems, Inc.*	324,060
1,055	CDW Corp.	181,945
1,413	Ciena Corp.*	96,677
38,780	Cisco Systems, Inc.	2,162,761
962	Citrix Systems, Inc.	98,605
4,104	Cognizant Technology Solutions Corp., Class A	353,477
5,931	Corning, Inc.	239,612
2,112	Dell Technologies, Inc., Class C*	107,627
1,505	DocuSign, Inc.*	178,237
501	Dolby Laboratories, Inc., Class A	37,625
2,313	Dropbox, Inc., Class A*	52,482
1,955	DXC Technology Co.*	66,529
570	Elastic NV*	49,390
471	F5, Inc.*	94,600
5,478	Fidelity National Information Services, Inc.	521,670
1,044	Fortinet, Inc.*	359,679
626	Gartner, Inc.*	175,543
1,305	GoDaddy, Inc., Class A*	108,850
10,131	Hewlett Packard Enterprise Co.	161,286
8,986	HP, Inc.	308,759
351	HubSpot, Inc.*	184,275
31,523	Intel Corp.	1,503,647
6,971	International Business Machines Corp.	854,017
2,061	Intuit, Inc.	977,677
1,136	Jabil, Inc.	65,672
2,974	Juniper Networks, Inc.	100,491
1,666	Keysight Technologies, Inc.*	262,178
1,184	KLA Corp.	412,624
1,095	Lam Research Corp.	614,678
6,381	Marvell Technology, Inc.	436,014

Common Stocks – (continued)
Information Technology – (continued)
7,882	Mastercard, Inc., Class A	$2,843,983
637	McAfee Corp., Class A	16,556
8,739	Micron Technology, Inc.	776,548
58,777	Microsoft Corp.	17,561,980
498	MKS Instruments, Inc.	74,999
496	MongoDB, Inc.*	189,467
1,525	Motorola Solutions, Inc.	336,156
1,033	National Instruments Corp.	41,475
1,734	NetApp, Inc.	135,911
400	New Relic, Inc.*	26,496
4,280	NortonLifeLock, Inc.	124,034
2,221	Nuance Communications, Inc.*	123,310
1,639	Nutanix, Inc., Class A*	43,761
18,658	NVIDIA Corp.	4,549,753
2,067	NXP Semiconductors NV (China)	392,978
984	Okta, Inc.*	179,915
3,300	ON Semiconductor Corp.*	206,613
12,870	Oracle Corp.	977,734
741	Palo Alto Networks, Inc.*	440,339
10,582	PayPal Holdings, Inc.*	1,184,443
8,798	QUALCOMM, Inc.	1,513,168
638	RingCentral, Inc., Class A*	83,476
7,341	salesforce.com, Inc.*	1,545,501
1,538	ServiceNow, Inc.*	891,917
1,257	Splunk, Inc.*	148,452
1,184	Synopsys, Inc.*	369,870
840	Teradata Corp.*	41,992
7,204	Texas Instruments, Inc.	1,224,608
1,296	Twilio, Inc., Class A*	226,541
337	Universal Display Corp.	52,205
756	VeriSign, Inc.*	161,572
15,247	Visa, Inc., Class A	3,295,182
1,736	VMware, Inc., Class A	203,668
2,432	Western Digital Corp.*	123,886
3,605	Western Union Co. (The)	65,539
1,477	Workday, Inc., Class A*	338,307
480	Zebra Technologies Corp., Class A*	198,403
925	Zendesk, Inc.*	107,920
1,698	Zoom Video Communications, Inc., Class A*	225,155

		82,740,240

Materials – 2.5%
2,070	Air Products and Chemicals, Inc.	489,141
1,086	Albemarle Corp.	212,737
1,746	Alcoa Corp.	131,544
589	AptarGroup, Inc.	71,787
772	Avery Dennison Corp.	136,026
2,853	Ball Corp.	256,028
1,215	Berry Global Group, Inc.*	73,690
1,019	Celanese Corp.	141,926
1,998	CF Industries Holdings, Inc.	162,218
1,517	Chemours Co. (The)	41,869
7,723	Corteva, Inc.	401,828
6,996	Dow, Inc.	412,484
4,715	DuPont de Nemours, Inc.	364,800

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,252	Eastman Chemical Co.	$148,324
2,338	Ecolab, Inc.	412,096
1,186	FMC Corp.	139,058
13,692	Freeport-McMoRan, Inc.	642,839
2,536	Graphic Packaging Holding Co.	52,191
3,620	International Paper Co.	157,579
2,458	LyondellBasell Industries NV, Class A	238,991
559	Martin Marietta Materials, Inc.	212,085
7,503	Newmont Corp.	496,699
2,673	Nucor Corp.	351,820
850	Packaging Corp. of America	125,112
383	Scotts Miracle-Gro Co. (The)	53,643
1,334	Sealed Air Corp.	89,551
2,163	Sherwin-Williams Co. (The)	569,150
882	Sonoco Products Co.	51,791
1,191	Vulcan Materials Co.	216,107
2,370	Westrock Co.	107,290

		6,960,404

Real Estate – 3.2%
5,829	American Tower Corp. REIT	1,322,425
3,443	Americold Realty Trust REIT	91,997
1,798	AvalonBay Communities, Inc. REIT	428,985
2,012	Boston Properties, Inc. REIT	246,088
1,274	Camden Property Trust REIT	210,350
4,306	CBRE Group, Inc., Class A*	417,036
5,566	Crown Castle International Corp. REIT	927,240
3,624	Digital Realty Trust, Inc. REIT	488,950
2,145	Douglas Emmett, Inc. REIT	67,997
1,156	Equinix, Inc. REIT	820,448
4,756	Equity Residential REIT	405,687
837	Essex Property Trust, Inc. REIT	265,471
535	Howard Hughes Corp. (The)*	51,135
653	Jones Lang LaSalle, Inc.*	160,782
7,497	Kimco Realty Corp. REIT	176,404
9,519	Prologis, Inc. REIT	1,388,346
1,398	SBA Communications Corp. REIT	424,139
3,971	UDR, Inc. REIT	217,889
5,141	Ventas, Inc. REIT	277,614
9,669	Weyerhaeuser Co. REIT	375,931
764	Zillow Group, Inc., Class A*	43,754
2,182	Zillow Group, Inc., Class C*	125,509

		8,934,177

Utilities – 2.4%
8,053	AES Corp. (The)	170,965
3,049	Alliant Energy Corp.	178,062
3,105	Ameren Corp.	266,875
6,107	American Electric Power Co., Inc.	553,600
696	Avangrid, Inc.	31,229
4,319	Consolidated Edison, Inc.	370,441
3,969	Constellation Energy Corp.	182,495
9,830	Dominion Energy, Inc.	781,780
2,368	DTE Energy Co.	287,925
9,388	Duke Energy Corp.	942,649
4,548	Edison International	288,434

Common Stocks – (continued)
Utilities – (continued)
2,444	Entergy Corp.	257,133
4,187	Eversource Energy	342,497
11,910	Exelon Corp.	506,890
611	IDACORP, Inc.	63,513
2,966	NRG Energy, Inc.	112,233
9,168	PPL Corp.	239,927
6,150	Public Service Enterprise Group, Inc.	398,704
3,900	Sempra Energy	562,458
5,837	Vistra Corp.	133,200

		6,671,010

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $217,896,133)		$276,601,855

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,188	0.026%	$22,188
(Cost $22,188)

TOTAL INVESTMENTS – 99.8%
(Cost $217,918,321)		$276,624,043

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		615,601

NET ASSETS – 100.0%		$277,239,644

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $7,918,068, $754,948,362, $181,994,845 and $418,591,235, respectively)(a)	$8,338,850	$808,966,765	$189,397,411	$415,442,358

Investments in affiliated issuers, at value (cost $—, $1,301,344, $— and $1,121,356, respectively)	—	1,572,664	—	1,860,030

Investments in securities lending reinvestment vehicle, at value which equals cost	58,314	2,439,078	—	13,362,374

Cash	7,384	1,653,442	—	1,468,544

Foreign currency, at value (cost $43, $—, $— and $110,880, respectively)	43	—	—	109,528

Receivables:

Dividends	5,463	1,011,702	58,793	435,644

Securities lending income	61	21,660	—	37,884

Foreign tax reclaims	53	—	—	30,954

Investments sold	—	19,688,924	—	—

Fund shares sold	—	9,962	—	—
Total assets	8,410,168	835,364,197	189,456,204	432,747,316

Liabilities:

Payables:

Upon return of securities loaned	58,314	2,439,078	—	13,362,374

Management fees	2,046	58,734	67,185	164,435

Fund shares redeemed	—	19,751,224	—	—

Due to custodian	—	—	320,602	—

Accrued expenses	—	19,772	6,966	8,673

Total liabilities	60,360	22,268,808	394,753	13,535,482

Net Assets:

Paid-in capital	7,927,355	717,213,617	193,036,487	419,258,557

Total distributable earnings (loss)	422,453	95,881,772	(3,975,036)	(46,723)
NET ASSETS	$8,349,808	$813,095,389	$189,061,451	$419,211,834
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	200,000	12,350,000	2,075,000	7,850,000

Net asset value per share:	$41.75	$65.84	$91.11	$53.40

(a)	Includes loaned securities having a market value of $64,145, $2,492,826, $— and $13,302,752 for Bloomberg Clean Energy Equity ETF, Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF and Innovate Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

JUST U.S. Large Cap Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $217,101,391)(a)	$275,547,610

Investments in affiliated issuers, at value (cost $794,742)	1,054,245

Investments in securities lending reinvestment vehicle, at value which equals cost	22,188

Cash	328,733

Receivables:

Dividends	359,820

Securities lending income	3

Total assets	277,312,599

Liabilities:

Payables:

Management fees	43,062

Upon return of securities loaned	22,188

Accrued expenses	7,705

Total liabilities	72,955

Net Assets:

Paid-in capital	216,959,416

Total distributable earnings	60,280,228

NET ASSETS	$277,239,644
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	4,400,000

Net asset value per share:	$63.01

(a)	Includes loaned securities having a market value of $21,404 for JUST U.S. Large Cap Equity ETF.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Bloomberg Clean Energy Equity ETF*	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $301, $—, $1,585 and $61,335, respectively)	$5,726	$6,061,689	$273,177	$1,949,484

Securities lending income — unaffiliated issuer	61	86,491	—	267,797

Dividends — affiliated issuers	—	9,018	—	11,254

Total investment income	5,787	6,157,198	273,177	2,228,535

Expenses:

Management fees	2,046	383,884	476,911	1,163,653

Trustee fees	—	9,953	4,687	6,776

Total expenses	2,046	393,837	481,598	1,170,429

NET INVESTMENT INCOME (LOSS)	3,741	5,763,361	(208,421)	1,058,106

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	—	(1,457,433)	(16,761,248)	(8,987,965)

Investments — affiliated issuers	—	3,162	—	(8,500)

In-kind redemptions — unaffiliated issuers	—	52,697,504	14,869,753	15,232,877

In-kind redemptions — affiliated issuers	—	91,304	—	10,814

Foreign currency transactions	(2,074)	—	2	(17,050)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	420,782	(102,655,649)	(24,587,035)	(83,196,743)

Investments — affiliated issuers	—	(409,488)	—	(407,467)

Foreign currency translations	4	—	—	(3,152)

Net realized and unrealized gain (loss)	418,712	(51,730,600)	(26,478,528)	(77,377,186)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,453	$(45,967,239)	$(26,686,949)	$(76,319,080)

*	For the period February 8, 2022 (commencement of operations) through February 28, 2022.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY ETFS

Statements of Operations (continued)

For the Six Months Ended February 28, 2022 (Unaudited)

JUST U.S. Large Cap Equity ETF
Investment income:

Dividends — unaffiliated issuers	$1,926,095

Dividends — affiliated issuers	5,970

Securities lending income — unaffiliated issuer	760

Total investment income	1,932,825

Expenses:

Management fees	270,270

Trustee fees	5,066

Total expenses	275,336

NET INVESTMENT INCOME	1,657,489

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,126,963)

Investments — affiliated issuers	(4,339)

In-kind redemptions — unaffiliated issuers	9,445,218

In-kind redemptions — affiliated issuers	23,192

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(20,099,077)

Investments — affiliated issuers	(235,693)

Net realized and unrealized loss	(11,997,662)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,340,173)

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Bloomberg Clean Energy Equity ETF	Equal Weight U.S. Large Cap Equity ETF
	For the Period February 8, 2022* to February 28, 2022 (Unaudited)	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$3,741	$5,763,361	$8,378,230

Net realized gain (loss)	(2,074)	51,334,537	71,351,452

Net change in unrealized gain (loss)	420,786	(103,065,137)	115,136,803

Net increase (decrease) in net assets resulting from operations	422,453	(45,967,239)	194,866,485

Distributions to shareholders:

From distributable earnings	—	(7,178,710)	(7,590,615)

From share transactions:

Proceeds from sales of shares	7,927,355	155,093,987	557,025,332

Cost of shares redeemed	—	(146,356,704)	(207,230,194)

Net increase in net assets resulting from share transactions	7,927,355	8,737,283	349,795,138

TOTAL INCREASE (DECREASE)	8,349,808	(44,408,666)	537,071,008

Net assets:

Beginning of period	$—	$857,504,055	$320,433,047

End of period	$8,349,808	$813,095,389	$857,504,055

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Hedge Industry VIP ETF		Innovate Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period November 6, 2020* to August 31, 2021
From operations:

Net investment income (loss)	$(208,421)	$(139,131)	$1,058,106	$1,721,075

Net realized gain (loss)	(1,891,493)	39,540,926	6,230,176	31,265,366

Net change in unrealized gain (loss)	(24,587,035)	4,820,604	(83,607,362)	81,193,907

Net increase (decrease) in net assets resulting from operations	(26,686,949)	44,222,399	(76,319,080)	114,180,348

Distributions to shareholders:

From distributable earnings	—	(935)	(1,983,367)	(1,407,971)

From share transactions:

Proceeds from sales of shares	47,838,743	171,549,598	38,166,984	471,161,712

Cost of shares redeemed	(53,924,813)	(109,021,786)	(33,837,050)	(90,749,742)

Net increase (decrease) in net assets resulting from share transactions	(6,086,070)	62,527,812	4,329,934	380,411,970

TOTAL INCREASE (DECREASE)	(32,773,019)	106,749,276	(73,972,513)	493,184,347

Net assets:

Beginning of period	$221,834,470	$115,085,194	$493,184,347	$—

End of period	$189,061,451	$221,834,470	$419,211,834	$493,184,347

*	Commencement of operations.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	JUST U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$1,657,489	$2,632,119

Net realized gain	8,337,108	4,160,554

Net change in unrealized gain (loss)	(20,334,770)	50,126,210

Net increase (decrease) in net assets resulting from operations	(10,340,173)	56,918,883

Distributions to shareholders:

From distributable earnings	(1,580,702)	(2,492,618)

From share transactions:

Proceeds from sales of shares	49,682,749	72,087,463

Cost of shares redeemed	(24,762,068)	(15,027,884)

Net increase in net assets resulting from share transactions	24,920,681	57,059,579

TOTAL INCREASE	12,999,806	111,485,844

Net assets:

Beginning of period	$264,239,838	$152,753,994

End of period	$277,239,644	$264,239,838

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout The Period

	Bloomberg Clean Energy Equity ETF
	For the Period February 8, 2022* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$39.60

Net investment income(a)	0.02

Net realized and unrealized gain	2.13

Total gain from investment operations	2.15

Net asset value, end of period	$41.75

Market price, end of period	$41.75

Total Return at Net Asset Value(b)	5.43%

Net assets, end of period (in 000’s)	$8,350

Ratio of total expenses to average net assets	0.45	%(c)

Ratio of net investment income to average net assets	0.82	%(c)

Portfolio turnover rate(d)	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Equal Weight U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period September 12, 2017* to August 31, 2018
			2021	2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$70.00		$50.86	$46.30	$46.33	$40.58

Net investment income(a)	0.45		0.85	0.93	0.81	0.77

Net realized and unrealized gain (loss)	(4.05)		19.09	4.52	(0.10)	5.52

Total gain (loss) from investment operations	(3.60)		19.94	5.45	0.71	6.29

Distributions to shareholders from net investment income	(0.56)		(0.80)	(0.89)	(0.74)	(0.54)

Net asset value, end of period	$65.84		$70.00	$50.86	$46.30	$46.33

Market price, end of period	$65.77		$69.99	$50.95	$46.32	$46.35

Total Return at Net Asset Value(b)	(5.19)%		39.56%	12.08%	1.62%	15.60%

Net assets, end of period (in 000’s)	$813,095		$857,504	$320,433	$168,989	$76,438

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09	%(c)

Ratio of net investment income to average net assets	1.32	%(c)	1.39%	1.98%	1.81%	1.82	%(c)

Portfolio turnover rate(d)	21%		43%	48%	39%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Hedge Industry VIP ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,					For the Period November 1, 2016* to August 31, 2017
			2021	2020		2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$103.18		$79.37	$56.86		$57.98	$50.46	$40.00

Net investment income (loss)(a)	(0.10)		(0.07)	0.16	(b)	0.51	0.17	0.32	(c)

Net realized and unrealized gain (loss)	(11.97)		23.88	22.59		(1.11)	7.52	10.31

Total gain (loss) from investment operations	(12.07)		23.81	22.75		(0.60)	7.69	10.63

Distributions to shareholders from net investment income	—		— (d)	(0.24)		(0.52)	(0.17)	(0.17)

Distributions to shareholders from return of capital	—		—	—	(d)	—	—	—

Total distributions to shareholders	—		— (d)	(0.24)		(0.52)	(0.17)	(0.17)

Net asset value, end of period	$91.11		$103.18	$79.37		$56.86	$57.98	$50.46

Market price, end of period	$91.06		$103.21	$79.50		$57.03	$57.98	$50.48

Total Return at Net Asset Value(e)	(11.70)%		30.00%	40.07%		(0.99)%	15.27%	26.61%

Net assets, end of period (in 000’s)	$189,061		$221,834	$115,085		$79,608	$110,155	$45,410

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%		0.45%	0.45%	0.45	%(f)

Ratio of net investment income (loss) to average net assets	(0.19	)%(f)	(0.08)%	0.26	%(b)	0.91%	0.31%	0.84	%(c)(f)

Portfolio turnover rate(g)	54%		136%	124%		103%	129%	116%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.11% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.11 per share and 0.24% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Innovate Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period November 6, 2020* to August 31, 2021
Per Share Operating Performance:

Net asset value, beginning of period	$63.23		$50.03

Net investment income(a)	0.13	(b)	0.24

Net realized and unrealized gain (loss)	(9.71)		13.15

Total gain (loss) from investment operations	(9.58)		13.39

Distributions to shareholders from net investment income	(0.25)		(0.19)

Net asset value, end of period	$53.40		$63.23

Market price, end of period	$53.36		$63.34

Total Return at Net Asset Value(c)	(15.20)%		26.80%

Net assets, end of period (in 000’s)	$419,212		$493,184

Ratio of total expenses to average net assets	0.50	%(d)	0.50	%(d)

Ratio of net investment income to average net assets	0.45	%(b)(d)	0.50	%(d)

Portfolio turnover rate(e)	17%		38%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.04 per share and 0.06% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	JUST U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period June 7, 2018* to August 31, 2018
			2021	2020	2019
Per Share Operating Performance:

Net asset value, beginning of period	$65.65		$50.92	$42.04	$42.13	$40.08

Net investment income(a)	0.39		0.74	0.74	0.72	0.17

Net realized and unrealized gain (loss)	(2.65)		14.70	8.90	0.08	1.88

Total gain (loss) from investment operations	(2.26)		15.44	9.64	0.80	2.05

Distributions to shareholders from net investment income	(0.38)		(0.71)	(0.76)	(0.89)	—

Net asset value, end of period	$63.01		$65.65	$50.92	$42.04	$42.13

Market price, end of period	$62.97		$65.68	$50.88	$42.06	$42.13

Total Return at Net Asset Value(b)	(3.48)%		30.61%	23.29%	2.06%	5.11%

Net assets, end of period (in 000’s)	$277,240		$264,240	$152,754	$129,275	$272,805

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	1.20	%(c)	1.29%	1.69%	1.79%	1.84	%(c)

Portfolio turnover rate(d)	11%		11%	14%	17%	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Bloomberg Clean Energy Equity ETF*	Diversified
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Diversified
Goldman Sachs Hedge Industry VIP ETF	Diversified
Goldman Sachs Innovate Equity ETF	Diversified
Goldman Sachs JUST U.S. Large Cap Equity ETF	Diversified
*	The Goldman Sachs Bloomberg Clean Energy Equity ETF commenced operations on February 8, 2022.

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange traded fund (“ETF”). Shares of the Goldman Sachs Hedged Industry VIP ETF, Goldman Sachs Innovate Equity ETF, and Goldman Sachs JUST U.S. Large Cap Equity ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Goldman Sachs Bloomberg Clean Energy Equity ETF and Goldman Sachs Equal Weight U.S. Large Cap Equity ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to

47

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars.

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

48

GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

BLOOMBERG CLEAN ENERGY EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$12,170	$—	$—

Asia	2,852,446	60,933	—

Europe	2,217,522	—	—

North America	3,164,607	—	—

Oceania	22,920	—	—

South America	8,252	—	—

Securities Lending Reinvestment Vehicle	58,314	—	—

Total	$8,336,231	$60,933	$—

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments

Europe	$1,606,183	$—	$—

North America	808,933,246	—	—

Securities Lending Reinvestment Vehicle	2,439,078	—	—

Total	$812,978,507	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments

Asia	$7,593,407	$—	$—

North America	181,804,004	—	—

Total	$189,397,411	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$60,292,569	$41,664	$—

Europe	43,098,811	—	—

North America	306,786,901	829,526	—

Oceania	868,462	197,699	—

South America	4,812,680	—	—

Closed-End-Fund	374,076	—	—

Securities Lending Reinvestment Vehicle	13,362,374	—	—

Total	$429,595,873	$1,068,889	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments

Asia	$392,978	$—	$—

North America	276,208,877	—	—

Securities Lending Reinvestment Vehicle	22,188	—	—

Total	$276,624,043	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2022, contractual and effective net unitary management fee rates with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee
Goldman Sachs Bloomberg Clean Energy Equity ETF	0.45%
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	0.09%
Goldman Sachs Hedge Industry VIP ETF	0.45%
Goldman Sachs Innovate Equity ETF	0.50%
Goldman Sachs Just U.S. Large Cap Equity ETF	0.20%

B.  Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	$1,819,030	$472,691	$(404,035)	$94,466	$(409,488)	$1,572,664	4,608	$9,018
Goldman Sachs Innovate Equity ETF	2,261,900	167,062	(163,779)	2,314	(407,467)	1,860,030	5,450	11,254
Goldman Sachs JUST U.S. Large Cap Equity ETF	1,173,128	209,586	(111,629)	18,853	(235,693)	1,054,245	3,089	5,970

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Share activity is as follows:

			Goldman Sachs Bloomberg Clean Energy Equity ETF

			For the period February 8, 2022* through February 28, 2022 Unaudited

			Shares	Dollars

Fund Share Activity
Shares Sold			200,000	$7,927,355
Shares Redeemed			—	—

NET INCREASE IN SHARES			200,000	$7,927,355

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2022 Unaudited		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	2,250,000	$155,093,987	9,300,000	$557,024,513
Shares Redeemed	(2,150,000)	(146,356,704)	(3,350,000)	(207,230,194)

NET INCREASE IN SHARES	100,000	$8,737,283	5,950,000	$349,794,319

	Goldman Sachs Hedge Industry VIP ETF

	For the Six Months Ended February 28, 2022 Unaudited		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	475,000	$47,838,743	1,850,000	$171,549,598
Shares Redeemed	(550,000)	(53,924,813)	(1,150,000)	(109,021,786)

NET INCREASE (DECREASE) IN SHARES	(75,000)	$(6,086,070)	700,000	$62,527,812

	Goldman Sachs Innovate Equity ETF

	For the Six Months Ended February 28, 2022 Unaudited		For the period November 6, 2020* through August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	600,000	$38,160,791	9,350,000	$471,141,230
Shares Redeemed	(550,000)	(33,837,050)	(1,550,000)	(90,747,684)

NET INCREASE IN SHARES	50,000	$4,323,741	7,800,000	$380,393,546

*	Commencement of operations

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2022 Unaudited		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	750,000	$49,682,749	1,300,000	$72,087,463
Shares Redeemed	(375,000)	(24,762,068)	(275,000)	(15,027,884)

NET INCREASE IN SHARES	375,000	$24,920,681	1,025,000	$57,059,579

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Goldman Sachs Bloomberg Clean Energy Equity ETF*	$2,410,868	$—
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	179,136,855	180,323,104
Goldman Sachs Hedge Industry VIP ETF	115,219,749	118,934,101
Goldman Sachs Innovate Equity ETF	81,848,773	81,082,285
Goldman Sachs JUST U.S. Large Cap Equity ETF	30,264,151	29,828,937

*	Commenced operations on February 8, 2022.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Goldman Sachs Bloomberg Clean Energy Equity ETF*	$5,507,200	$—
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	154,863,329	145,693,543
Goldman Sachs Hedge Industry VIP ETF	47,248,906	53,603,554
Goldman Sachs Innovate Equity ETF	36,372,038	34,525,467
Goldman Sachs JUST U.S. Large Cap Equity ETF	49,569,263	24,705,573

*	Commenced operations on February 8, 2022.

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may

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7. SECURITIES LENDING (continued)

experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2022
Goldman Sachs Bloomberg Clean Energy Equity ETF*	$—	$107,999	$(49,685)	$58,314
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	10,902,108	37,161,179	(45,624,209)	2,439,078
Goldman Sachs Innovate Equity ETF	13,009,276	44,066,888	(43,713,790)	13,362,374
Goldman Sachs JUST U.S. Large Cap Equity ETF	185,290	530,088	(693,190)	22,188

*	Commenced operations on February 8, 2022.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2021, the Funds’ capital loss carryforward and certain timing differences on a tax-basis were as follows:

	Goldman Sachs Bloomberg Clean Energy Equity ETF*	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Goldman Sachs Hedge Industry VIP ETF	Goldman Sachs Innovate Equity ETF**	Goldman Sachs JUST U.S. Large Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$(7,410,259)	$(221,190)	$(4,021,812)
Perpetual Long-Term	—	—	(893,031)	(470,331)	(1,377,563)
Timing differences (Qualified Late Year Loss Deferral)	—	—	(72,888)	—	—

*	Commenced operations on February 8, 2022.
**	The capital loss carryforwards of the Goldman Sachs Innovate Equity ETF were acquired in a tax-free reorganization on November 6, 2020.

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Goldman Sachs Bloomberg Clean Energy Equity ETF	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Goldman Sachs Hedge Industry VIP ETF	Goldman Sachs Innovate Equity ETF	Goldman Sachs JUST U.S. Large Cap Equity ETF
Tax Cost	$7,976,382	$768,805,041	$182,896,355	$436,638,008	$219,852,115
Gross unrealized gain	534,014	90,507,851	18,842,315	50,750,728	62,925,138
Gross unrealized loss	(113,232)	(46,334,385)	(12,341,259)	(56,723,974)	(6,153,210)
Net unrealized gain (loss)	$420,782	$44,173,466	$6,501,056	$(5,973,246)	$56,771,928

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of underlying fund investments, partnership investments, passive foreign investment company investments, and real estate trust investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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9. OTHER RISKS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

9. OTHER RISKS (continued)

market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs ETF Trust (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar and Linda A. Lang were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Cheryl K. Beebe	264,924,160	15,294,512	0

Lawrence Hughes	279,548,931	669,741	0

John F. Killian	264,883,857	15,334,814	0

Steven D. Krichmar	279,552,751	665,920	0

Linda A. Lang	279,620,511	598,160	0

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS EQUITY ETFS

Fund Expenses — Six Months Ended  2/28/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to the Goldman Sachs Bloomberg Clean Energy Equity ETF, which commenced operations on February 8, 2022, the example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2021 and held for the six months ended February 28, 2022, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Goldman Sachs Bloomberg Clean Energy Equity ETF				Goldman Sachs Equal Weight U.S. Large Cap Equity ETF				Goldman Sachs Hedge Industry VIP ETF				Goldman Sachs Innovate Equity ETF				Goldman Sachs Just US Large Cap Equity ETF
	Beginning Account Value 9/1/2021	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid**
Actual based on NAV	$1,000	$1,054.30		$0.27	$1,000	$948.08		$0.43	$1,000	$883.02		$2.10	$1,000	$848.00		$2.29	$1,000	$965.23		$0.97
Hypothetical 5% return	$1,000	$1,002.62	+	$0.26	$1,000	$1,024.35	+	$0.45	$1,000	$1,022.56	+	$2.26	$1,000	$1,022.31	+	$2.51	$1,000	$1,023.80	+	$1.00

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	The Fund commenced operations on February 8, 2022. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 21/365, which represents a period of 21 days of a 365 day year (to reflect the Fund’s commencement of operation).
**	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Goldman Sachs Bloomberg Clean Energy Equity ETF	0.45%
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	0.09
Goldman Sachs Hedge Industry VIP ETF	0.45
Goldman Sachs Innovate Equity ETF	0.50
Goldman Sachs Just US Large Cap Equity ETF	0.20

61

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 13, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held one meeting over the course of the year since the Management Agreement was last approved in 2020. At this Committee meeting, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund, to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

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GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by third-party service providers, except for the Goldman Sachs Hedge Industry VIP ETF, which seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using data, rankings and/or ratings compiled by the Outside Data Provider as of March 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2021. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index, a comparable market capitalization-weighted reference index and/or a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its index.

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GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of the underlying indices of the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovative Equity ETF, to Frank Russell Company for the use of the underlying index of the Goldman Sachs JUST U.S. Large Cap Equity ETF, and to JUST Capital Foundation, Inc. for the use of certain trademarks and trade names with respect to the Goldman Sachs JUST U.S. Large Cap Equity ETF. They noted that no license fee would be payable to the Investment Adviser by the Goldman Sachs Hedge Industry VIP ETF for use of the index created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of each Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

64

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2022.

65

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Bloomberg Clean Energy Equity ETF (Unaudited)

Background

The Goldman Sachs Bloomberg Clean Energy Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on February 8, 2022. At a meeting held on December 1, 2021 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index owned and calculated by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the

66

GOLDMAN SACHS EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Bloomberg Clean Energy Equity ETF (Unaudited) (continued)

needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable by the Investment Adviser to Bloomberg Professional Services for the use of its index. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining the Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

67

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

INDEX DISCLAIMERS

“Bloomberg®” and the Bloomberg Goldman Sachs Global Clean Energy Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by GSAM. The Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. The only relationship of Bloomberg to GSAM. is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to GSAM or the Fund. Bloomberg has no obligation to take the needs of GSAM or the owners of the Fund into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Fund customers, in connection with the administration, marketing or trading of the Fund.

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The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Large Cap Equal Weight Index (GTR) (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

FUNDS PROFILE

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS, ITS AFFILIATES AND ANY OF ITS CLIENTS MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES, INCLUDING THOSE LINKED TO THE INDEX. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

The Goldman Sachs Innovate Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive Innovative Global Equity Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Innovate Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Innovate Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Innovate Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

Neither JUST Capital Foundation, Inc. (“JUST Capital”) nor any of its affiliates (collectively, the “JUST Parties”) in any way sells, sponsors, supports, promotes, or endorses the Goldman Sachs JUST U.S. Large Cap Equity ETF (the “GS ETF”), or has involvement in its operations or distribution. The JUST US Large Cap Diversified Index (the “JUST Index”) has been licensed by Russell on an “as is” basis to Goldman Sachs Asset Management L.P. (“Goldman Sachs”) in connection withGoldman Sachs’ sponsorship of the GS ETF, and JUST Capital’s only relationship with Goldman Sachs is the licensing of certain trademarks and trade names of JUST Capital or its affiliates. The JUST Parties and any other person or entity involved in or related to compiling, computing, or creating the JUST Index expressly disclaim all representations, warranties, and liabilities relating to or in connection with the GS ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose).

No JUST Party makes any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST Index, the GS ETF, or any of the data included in either of the foregoing, (ii) the level at which the JUST Index or GS ETF is said to stand at any particular time on any particular day or otherwise, (iii) the suitability of the JUST Index for the purpose to which it is being put in connection with the GS ETF, or (iv) the advisability of investing in securities generally or in any index or ETF, including those provided by Goldman Sachs.

No JUST Party has provided, nor will any provide, any financial or investment advice or recommendation in relation to the JUST Index or the GS ETF to Goldman Sachs Asset Management or to its clients. No JUST Party shall be (i) liable (whether in negligence or otherwise) to any person for any error in the JUST Index or (ii) under any obligation to advise any person of any error therein. Without limiting any of the foregoing, in no event shall any JUST Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits), or any other damages in connection with the JUST Index or the GS ETF.

Data and information regarding the JUST Index is proprietary to JUST Capital or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of JUST Capital. JUST Index® and JUST Capital Index® are trademarks of JUST Capital and have been licensed for use by Goldman Sachs Asset Management L.P. by JUST Capital and/or its agent.

Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index and does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. The JUST US Large Cap Diversified Index was provided on an “as is” basis. Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the JUST US Large Cap Diversified Index (collectively, the “Russell Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).

Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST US Large Cap Diversified Index (upon which the Goldman Sachs JUST U.S. Large Cap Equity ETF is based), (ii) the figure at which the JUST US Large Cap Diversified Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the JUST US Large Cap Diversified Index for the purpose to which it is being put in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF.

Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the JUST US Large Cap Diversified Index to Goldman Sachs Asset Management or to its clients. The JUST US Large Cap Diversified Index is calculated by Russell or its agent as calculation agent. Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham Lawrence W. Stranghoener James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2022 Goldman Sachs. All rights reserved. 275869-OTU-1591849 EQTYETFSAR-22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Goldman Sachs MarketBeta ETFs
MarketBeta® Emerging Markets Equity ETF (GSEE)
MarketBeta® International Equity ETF (GSID)
MarketBeta® U.S. Equity ETF (GSUS)

MarketBeta® is a registered trademark of GSAM.

Goldman Sachs MarketBeta® ETFs

∎	MARKETBETA® EMERGING MARKETS EQUITY ETF

∎	MARKETBETA® INTERNATIONAL EQUITY ETF

∎	MARKETBETA® U.S. EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs MarketBeta Equity ETFs

The following are highlights both of key factors affecting the U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs MarketBeta Equity ETFs (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). A fuller review will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500 Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500 Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500 Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500 Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500 Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war.

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500 Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned -6.78% for the Reporting Period, underperforming the U.S. equity market.

1

MARKET REVIEW

•

As the Reporting Period began, international equity markets receded in September 2021, due primarily to the U.S. Fed’s announcements around tapering of its monthly asset purchase plans and increases in interest rates.

•	The decline was further aggravated by halts in global manufacturing activities due to supply-chain disruptions and semiconductor shortages as well as power cuts and energy crises around the world.

•	Regulations imposed by the Chinese government on certain key sectors led to increased investor pessimism, worsened by Evergrande Group’s debt crisis and spread of the COVID-19 Delta variant.

•	During the fourth quarter of 2021, the MSCI EAFE Index increased in October, fell in November and rose in December.

•

Many of the concerns that dominated the international equity markets in September ebbed somewhat in October, supported in Europe and the U.K. particularly by favorable third calendar quarter corporate earnings reports.

•

In November, international equity markets suffered over fears of the new COVID-19 Omicron variant’s potential impact. Travel restrictions were re-imposed to curtail the variant’s spread, and lockdown measures were reimposed in Europe. Japan’s equity market fell due to both inflation and supply-chain issues as well as concerns about the Omicron variant.

•

In December, the initial scare of the Omicron variant dissipated among studies showing its symptoms were less severe than prior variants. Also, value stocks outperformed growth stocks, which benefited international equities given their relatively high value/cyclical exposures.

•	The MSCI EAFE Index fell in January and February 2022.

•

The price pressure in January was mostly from the continued reverberation surrounding the U.S. Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying government bond yield increase and the long-standing valuation concerns around some of the riskier pockets of the markets.

•	The price pressure in February was mostly from the Russia/Ukraine crisis, as the situation deteriorated sharply and Russia launched a full-scale invasion.

•

The best performing sector within the MSCI EAFE Index during the Reporting Period was energy, the only sector to post a positive total return for the Reporting Period. The weakest performing sectors were information technology, industrials and communication services.

•

The best performing countries within the MSCI EAFE Index were Norway and the U.K., the only two country constituents to post a positive total return for the Reporting Period. The weakest performing countries during the Reporting Period were the Netherlands, Finland and Ireland.

Emerging Markets Equities

•

Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned -9.81% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•

As the Reporting Period began in September 2021, emerging markets equities as a whole posted negative returns, mainly due to a steep sell-off in China as well as on broader concerns around rising inflation and, as a direct result, a looming tightening of monetary policy across the globe.

•	During the fourth quarter of 2021, the MSCI Emerging Markets Index rose in October, fell sharply in November and increased in December.

•

Emerging markets equities rose slightly in October as COVID-19 vaccination rates increased and the global spread of the Delta variant slowed in most regions. The markets also expected strong corporate earnings to continue. However, rising input costs, especially energy prices, material shortages and a slowdown in economic growth in China muted investor optimism.

•	In November, the Omicron variant of COVID-19 spread across regions, dampening investor sentiment and leading to mixed outlooks for the global economic recovery.

2

MARKET REVIEW

•

In December, global economic data was encouraging despite market participants closely monitoring the implications of the spread of the Omicron variant, inflation remaining top of mind for investors, and China’s heightened regulations, mainly in the technology sector, weighing on sentiment.

•	The MSCI Emerging Markets Index fell in January and February 2022.

•

In January, both growing tensions between Russian and Ukraine and rising global borrowing costs worried investors. COVID-19 cases surged and hospitalizations rose, furthering dampening investor sentiment around an economic recovery across emerging markets.

•	In February, the Russia/Ukraine situation deteriorated sharply, with Russia launching a full-scale invasion, triggering a sell-off in emerging markets equities.

•

In large part due to the impact of sanctions imposed upon Russia, the Russian equity market, as measured by the MSCI Russia Index, declined by 52.75% from its peak at the end of October 2021 through the end of February 2022.

•	In Asia, China’s equity market, as measured by the MSCI China Index, returned -3.90% in February over worries about the worsening Ukraine crisis and the domestic property market.

•

India’s equity market also fell in February, as data showed the country’s economic growth missed consensus estimates and because rising crude oil prices remained a threat to the country’s economic recovery.

•

The best performing sector within the MSCI Emerging Markets Index during the Reporting Period was financials, the only sector to post a positive, albeit modest, total return for the Reporting Period. The weakest performing sectors were health care, consumer discretionary and communication services.

•

The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Peru, United Arab Emirates and Qatar, while the weakest performing countries were Russia, Hungary and Poland.

•

It is worth noting that effective March 9, 2022, after the close of the Reporting Period, MSCI Inc. removed Russian securities from the MSCI Emerging Markets Index after deeming the Russian equity market “uninvestable” amidst Russia’s invasion of Ukraine. MSCI Inc. announced the MSCI Russia Indexes would be reclassified to “standalone markets” instead of “emerging markets” across all of MSCI’s indexes “at a price that is effectively zero.”

Fund Changes and Highlights

No material changes were made to the Funds during the Reporting Period.

3

FUND BASICS

MarketBeta® Emerging Markets Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$48.37
Net Asset Value (NAV)[1]	$47.87

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Emerging Markets Large & Mid Cap Index[3]
Shares	-9.13%	-8.25%	-8.83%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® Emerging Markets Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Emerging Markets Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%	Information Technology
Tencent Holdings Ltd.	4.3	Communication Services
Samsung Electronics Co. Ltd.	3.7	Information Technology
Alibaba Group Holding Ltd. ADR	2.6	Consumer Discretionary
Reliance Industries Ltd.	1.3	Energy
Meituan, Class B	1.2	Consumer Discretionary
iShares MSCI Malaysia ETF	1.1	Exchange-Traded Fund
Infosys Ltd.	1.0	Information Technology
Vale SA	0.9	Materials
China Construction Bank Corp., Class H	0.9	Financials

FUND VS BENCHMARK[5]

February 28, 2022

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.3% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

5

FUND BASICS

MarketBeta® International Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$52.68
Net Asset Value (NAV)[1]	$52.72

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS Developed Markets ex North America Large & Mid Cap Index[3]
Shares	-7.04%	-7.43%	-7.03%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® International Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Nestle SA	2.2%	Consumer Staples
ASML Holding NV	1.6	Information Technology
Roche Holding AG-Genusschein	1.6	Health Care
Novartis AG	1.2	Health Care
Toyota Motor Corp.	1.2	Consumer Discretionary
Shell PLC	1.2	Energy
LVMH Moet Hennessy Louis Vuitton SE	1.2	Consumer Discretionary
AstraZeneca PLC	1.1	Health Care
BHP Group Ltd.	1.0	Materials
Novo Nordisk A/S, Class B	1.0	Health Care

FUND VS BENCHMARK[5]

February 28, 2022

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 28, 2022. Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

MarketBeta® U.S. Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$60.01
Net Asset Value (NAV)[1]	$60.08

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive GBS United States Large & Mid Cap Index[3]
Shares	-4.14%	-4.28%	-4.11%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs MarketBeta® U.S. Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States Large & Mid Cap Index (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Apple, Inc.	7.1%	Information Technology
Microsoft Corp.	5.8	Information Technology
Amazon.com, Inc.	3.5	Consumer Discretionary
Alphabet, Inc., Class A	2.1	Communication Services
Alphabet, Inc., Class C	1.9	Communication Services
Tesla, Inc.	1.9	Consumer Discretionary
NVIDIA Corp.	1.5	Information Technology
Meta Platforms, Inc., Class A	1.3	Communication Services
UnitedHealth Group, Inc.	1.2	Health Care
Johnson & Johnson	1.1	Health Care

FUND VS BENCHMARK[5]

February 28, 2022

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Argentina – 0.1%
99	Banco Macro SA ADR (Financials)*(a)	$1,429
124	Corp America Airports SA (Industrials)*	684
259	Despegar.com Corp. (Consumer Discretionary)*	2,981
270	Grupo Financiero Galicia SA ADR (Financials)(a)	2,557
235	Pampa Energia SA ADR (Utilities)*	4,923
286	Telecom Argentina SA ADR (Communication Services)*(a)	1,436
792	YPF SA ADR (Energy)*	3,326

		17,336

Brazil – 3.9%
527	Adecoagro SA (Consumer Staples)*	5,038
18,095	Ambev SA (Consumer Staples)	53,389
2,766	Americanas SA (Consumer Discretionary)	16,376
1,840	Atacadao SA (Consumer Staples)	6,804
24,967	B3 SA – Brasil Bolsa Balcao (Financials)	70,660
5,737	Banco Bradesco SA (Financials)	18,998
6,110	Banco BTG Pactual SA (Financials)	30,469
3,534	Banco do Brasil SA (Financials)	24,154
1,706	Banco Inter SA (Financials)	6,686
1,416	Banco Santander Brasil SA (Financials)	8,504
2,870	BB Seguridade Participacoes SA (Financials)	12,836
130	Bradespar SA (Materials)	665
2,094	BRF SA (Consumer Staples)*	6,792
2,244	Caixa Seguridade Participacoes SA (Financials)	3,624
4,587	CCR SA (Industrials)	10,471
1,729	Centrais Eletricas Brasileiras SA (Utilities)	11,669
1,398	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	11,237
1,021	Cia Energetica de Minas Gerais (Utilities)	3,375
2,693	Cia Siderurgica Nacional SA (Materials)	13,121
4,909	Cosan SA (Energy)	20,115
772	CPFL Energia SA (Utilities)	4,535
2,534	CSN Mineracao SA (Materials)	3,050
291	Diagnosticos da America SA (Health Care)	1,417
1,056	Energisa SA (Utilities)	9,038
4,013	Eneva SA (Utilities)*	10,493
778	Engie Brasil Energia SA (Utilities)	6,021
3,539	Equatorial Energia SA (Utilities)	17,565
385	Getnet Adquirencia e Servicos para Meios de Pagamento SA (Information Technology)	244
17,083	Hapvida Participacoes e Investimentos SA (Health Care)(b)	40,223
1,656	Hypera SA (Health Care)	10,768
1,852	Itau Unibanco Holding SA (Financials)	7,848
3,439	Klabin SA (Materials)	15,487
2,443	Localiza Rent a Car SA (Industrials)	27,277
4,052	Lojas Renner SA (Consumer Discretionary)	19,915

Common Stocks – (continued)
Brazil – (continued)
12,005	Magazine Luiza SA (Consumer Discretionary)	14,005
1,163	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	4,987
3,572	Natura & Co. Holding SA (Consumer Staples)*	16,051
1,079	Neoenergia SA (Utilities)	3,370
829	Pagseguro Digital Ltd., Class A (Information Technology)*	13,214
2,854	Petro Rio SA (Energy)*	14,304
15,146	Petroleo Brasileiro SA (Energy)	106,928
748	Porto Seguro SA (Financials)	3,046
4,711	Raia Drogasil SA (Consumer Staples)	21,362
3,221	Rede D’Or Sao Luiz SA (Health Care)(b)	31,887
5,172	Rumo SA (Industrials)*	15,561
3,265	Sendas Distribuidora SA (Consumer Staples)	8,531
855	StoneCo Ltd., Class A (Information Technology)*	9,610
3,234	Suzano SA (Materials)	34,570
1,787	Telefonica Brasil SA (Communication Services)	17,403
3,324	TIM SA (Communication Services)	8,781
2,114	TOTVS SA (Information Technology)	13,562
3,250	Ultrapar Participacoes SA (Energy)	9,343
376	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	996
16,016	Vale SA (Materials)	286,887
6,414	Via SA (Consumer Discretionary)*	4,719
3,096	Vibra Energia SA (Consumer Discretionary)	14,177
6,197	WEG SA (Industrials)	35,365
296	XP, Inc., Class A (Financials)*	9,573

		1,207,096

Chile – 0.4%
177,809	Banco de Chile (Financials)	18,967
255	Banco de Credito e Inversiones SA (Financials)	9,167
263,033	Banco Santander Chile (Financials)	12,973
5,503	Cencosud SA (Consumer Staples)	10,178
2,098	Cencosud Shopping SA (Real Estate)	2,265
559	Cia Cervecerias Unidas SA (Consumer Staples)	4,456
73,209	Cia Sud Americana de Vapores SA (Industrials)	7,166
34,455	Colbun SA (Utilities)	2,523
591	Empresa Nacional de Telecomunicaciones SA (Communication Services)	2,208
4,367	Empresas CMPC SA (Materials)	7,255
1,675	Empresas COPEC SA (Energy)	13,066
83,891	Enel Americas SA (Utilities)	9,869
107,696	Enel Chile SA (Utilities)	3,550
3,401	Falabella SA (Consumer Discretionary)	11,254

		114,897

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – 31.0%
1,900	360 Security Technology, Inc., Class A (Information Technology)*	$3,150
130	51job, Inc. ADR (Industrials)*	6,734
2,777	AAC Technologies Holdings, Inc. (Information Technology)	7,606
200	Advanced Micro-Fabrication Equipment, Inc., Class A (Information Technology)*	4,060
616	AECC Aviation Power Co. Ltd., Class A (Industrials)	4,932
4,387	Agile Group Holdings Ltd. (Real Estate)	1,999
22,554	Agricultural Bank of China Ltd., Class A (Financials)	10,651
115,960	Agricultural Bank of China Ltd., Class H (Financials)	43,928
1,308	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	7,516
1,753	Air China Ltd., Class A (Industrials)*	2,745
7,251	Air China Ltd., Class H (Industrials)*	5,568
524	Airtac International Group (Industrials)	17,196
7,708	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	810,805
2,416	A-Living Smart City Services Co. Ltd. (Real Estate)(b)	4,335
3,325	Aluminum Corp. of China Ltd., Class A (Materials)*	3,415
15,434	Aluminum Corp. of China Ltd., Class H (Materials)*	10,686
1,493	Angang Steel Co. Ltd., Class A (Materials)	909
6,320	Angang Steel Co. Ltd., Class H (Materials)	3,138
162	Angel Yeast Co. Ltd., Class A (Consumer Staples)	1,281
83	Angelalign Technology, Inc. (Health Care)*(b)	1,991
1,000	Anhui Conch Cement Co. Ltd., Class A (Materials)	6,387
4,849	Anhui Conch Cement Co. Ltd., Class H (Materials)	26,002
264	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	9,246
130	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,557
100	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	1,173
100	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	1,957
4,976	ANTA Sports Products Ltd. (Consumer Discretionary)	75,719
300	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	1,348
65	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	3,507
100	Autobio Diagnostics Co. Ltd., Class A (Health Care)	819
303	Autohome, Inc. ADR (Communication Services)*	9,269

Common Stocks – (continued)
China – (continued)
341	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	1,870
1,056	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	2,084
2,727	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,681
1,143	Baidu, Inc. ADR (Communication Services)*	174,239
5,242	Bank of Beijing Co. Ltd., Class A (Financials)	3,747
1,104	Bank of Chengdu Co. Ltd., Class A (Financials)	2,525
9,777	Bank of China Ltd., Class A (Financials)	4,803
342,765	Bank of China Ltd., Class H (Financials)	133,356
9,644	Bank of Communications Co. Ltd., Class A (Financials)	7,306
29,784	Bank of Communications Co. Ltd., Class H (Financials)	20,431
1,639	Bank of Hangzhou Co. Ltd., Class A (Financials)	3,720
3,870	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,079
2,440	Bank of Nanjing Co. Ltd., Class A (Financials)	3,774
1,614	Bank of Ningbo Co. Ltd., Class A (Financials)	9,745
3,460	Bank of Shanghai Co. Ltd., Class A (Financials)	3,833
1,648	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	804
3,995	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	4,571
2,100	BBMG Corp., Class A (Materials)	958
9,354	BBMG Corp., Class H (Materials)	1,496
249	BeiGene Ltd. ADR (Health Care)*	52,419
1,100	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	1,443
700	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	1,046
1,966	Beijing Enterprises Holdings Ltd. (Utilities)	6,705
16,427	Beijing Enterprises Water Group Ltd. (Utilities)	6,475
383	Beijing New Building Materials PLC, Class A (Industrials)	1,812
800	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	847
300	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,138
600	Beijing Shougang Co. Ltd., Class A (Materials)	571
200	Beijing Shunxin Agriculture Co. Ltd., Class A (Consumer Staples)	862
390	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	1,689
100	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,870

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	$3,990
12,100	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	9,895
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	955
65	BGI Genomics Co. Ltd., Class A (Health Care)	880
970	Bilibili, Inc. ADR (Communication Services)*	30,662
5,498	Blue Moon Group Holdings Ltd. (Consumer Staples)(a)(b)	4,292
14,709	BOC Hong Kong Holdings Ltd. (Financials)	52,897
600	BOC International China Co. Ltd., Class A (Financials)	1,114
11,822	BOE Technology Group Co. Ltd., Class A (Information Technology)	8,806
14,036	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)*(c)	6,457
487	BYD Co. Ltd., Class A (Consumer Discretionary)	19,264
3,572	BYD Co. Ltd., Class H (Consumer Discretionary)	108,526
454	By-health Co. Ltd., Class A (Consumer Staples)	1,782
1,104	Caitong Securities Co. Ltd., Class A (Financials)	1,641
341	CanSino Biologics, Inc., Class H (Health Care)*(b)	6,140
1,300	CECEP Wind-Power Corp., Class A (Utilities)	1,164
3,500	CGN Power Co. Ltd., Class A (Utilities)	1,631
45,175	CGN Power Co. Ltd., Class H (Utilities)(b)	12,777
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	2,885
1,688	Changjiang Securities Co. Ltd., Class A (Financials)	1,846
100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	2,445
519	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	2,866
200	Chengxin Lithium Group Co. Ltd., Class A (Materials)*	1,860
700	China Baoan Group Co. Ltd., Class A (Industrials)	1,526
10,239	China Bohai Bank Co. Ltd., Class H (Financials)(b)	1,704
35,902	China Cinda Asset Management Co. Ltd., Class H (Financials)	6,479
1,428	China CITIC Bank Corp. Ltd., Class A (Financials)	1,041

Common Stocks – (continued)
China – (continued)
39,097	China CITIC Bank Corp. Ltd., Class H (Financials)	18,363
1,039	China Coal Energy Co. Ltd., Class A (Energy)	1,121
8,904	China Coal Energy Co. Ltd., Class H (Energy)	5,550
6,573	China Conch Venture Holdings Ltd. (Industrials)	31,630
2,322	China Construction Bank Corp., Class A (Financials)	2,219
380,239	China Construction Bank Corp., Class H (Financials)	285,166
700	China CSSC Holdings Ltd., Class A (Industrials)	2,431
2,532	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	2,167
8,470	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	3,285
8,000	China Energy Engineering Corp. Ltd. (Industrials)*	3,423
32,548	China Energy Engineering Corp. Ltd., Class H (Industrials)	5,332
9,973	China Everbright Bank Co. Ltd., Class A (Financials)	5,279
29,923	China Everbright Bank Co. Ltd., Class H (Financials)	11,106
14,828	China Everbright Environment Group Ltd. (Industrials)	10,627
14,770	China Evergrande Group (Real Estate)	3,024
9,251	China Feihe Ltd. (Consumer Staples)(b)	11,034
1,039	China Galaxy Securities Co. Ltd., Class A (Financials)	1,665
15,020	China Galaxy Securities Co. Ltd., Class H (Financials)	8,593
600	China Great Wall Securities Co. Ltd., Class A (Financials)	1,018
909	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	1,913
11,420	China Hongqiao Group Ltd. (Materials)	15,872
300	China International Capital Corp. Ltd., Class A (Financials)	2,013
6,085	China International Capital Corp. Ltd., Class H (Financials)(b)	14,796
454	China International Marine Containers Group Co. Ltd., Class A (Industrials)	1,081
1,314	China International Marine Containers Group Co. Ltd., Class H (Industrials)	2,176
26,290	China Jinmao Holdings Group Ltd. (Real Estate)	8,748
987	China Jushi Co. Ltd., Class A (Materials)	2,667
4,211	China Lesso Group Holdings Ltd. (Industrials)	6,456
584	China Life Insurance Co. Ltd., Class A (Financials)	2,664
30,501	China Life Insurance Co. Ltd., Class H (Financials)	50,590

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,482	China Literature Ltd. (Communication Services)*(b)	$7,994
13,012	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	26,644
2,303	China Meidong Auto Holdings Ltd. (Consumer Discretionary)	10,802
12,439	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	80,791
5,041	China Merchants Bank Co. Ltd., Class A (Financials)	39,785
16,859	China Merchants Bank Co. Ltd., Class H (Financials)	141,971
5,514	China Merchants Port Holdings Co. Ltd. (Industrials)	10,374
1,794	China Merchants Securities Co. Ltd., Class A (Financials)	4,503
1,775	China Merchants Securities Co. Ltd., Class H (Financials)(b)	2,238
1,600	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	3,436
300	China Minmetals Rare Earth Co. Ltd., Class A (Materials)	1,790
9,200	China Minsheng Banking Corp. Ltd., Class A (Financials)	5,701
30,478	China Minsheng Banking Corp. Ltd., Class H (Financials)	11,858
4,548	China Molybdenum Co. Ltd., Class A (Materials)	4,332
14,881	China Molybdenum Co. Ltd., Class H (Materials)	8,913
17,509	China National Building Material Co. Ltd., Class H (Materials)	22,453
1,500	China National Chemical Engineering Co. Ltd., Class A (Industrials)	2,475
3,300	China National Nuclear Power Co. Ltd., Class A (Utilities)	3,870
876	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	6,832
300	China Oilfield Services Ltd., Class A (Energy)	817
7,424	China Oilfield Services Ltd., Class H (Energy)	8,399
19,694	China Overseas Land & Investment Ltd. (Real Estate)	60,113
1,639	China Pacific Insurance Group Co. Ltd., Class A (Financials)	6,868
10,562	China Pacific Insurance Group Co. Ltd., Class H (Financials)	29,400
8,383	China Petroleum & Chemical Corp., Class A (Energy)	5,753
102,311	China Petroleum & Chemical Corp., Class H (Energy)	50,542
5,426	China Railway Group Ltd., Class A (Industrials)	5,340
16,392	China Railway Group Ltd., Class H (Industrials)	9,629

Common Stocks – (continued)
China – (continued)
1,500	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,153
7,356	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	2,674
27,520	China Reinsurance Group Corp., Class H (Financials)	2,642
5,836	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	46,195
9,468	China Resources Cement Holdings Ltd. (Materials)	8,094
3,651	China Resources Gas Group Ltd. (Utilities)	16,751
11,812	China Resources Land Ltd. (Real Estate)	57,445
1,883	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	9,688
7,283	China Resources Power Holdings Co. Ltd. (Utilities)	16,181
1,634	China Shenhua Energy Co. Ltd., Class A (Energy)	6,536
13,844	China Shenhua Energy Co. Ltd., Class H (Energy)	38,093
1,007	China Southern Airlines Co. Ltd., Class A (Industrials)*	1,106
7,341	China Southern Airlines Co. Ltd., Class H (Industrials)*	4,632
10,300	China State Construction Engineering Corp. Ltd., Class A (Industrials)	8,309
7,236	China State Construction International Holdings Ltd. (Industrials)	10,168
7,434	China Suntien Green Energy Corp. Ltd., Class H (Energy)	4,928
5,960	China Taiping Insurance Holdings Co. Ltd. (Financials)	7,040
522	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	16,752
177,853	China Tower Corp. Ltd., Class H (Communication Services)(b)	20,713
400	China TransInfo Technology Co. Ltd., Class A (Information Technology)	881
7,600	China United Network Communications Ltd., Class A (Communication Services)	4,601
2,412	China Vanke Co. Ltd., Class A (Real Estate)	7,339
7,793	China Vanke Co. Ltd., Class H (Real Estate)	18,471
5,593	China Yangtze Power Co. Ltd., Class A (Utilities)	20,546
100	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	1,857
4,397	China Zheshang Bank Co. Ltd., Class A (Financials)	2,390
81	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,718

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,718	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	$5,574
2,300	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,425
10,111	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	3,727
430	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	8,810
16,560	CIFI Holdings Group Co. Ltd. (Real Estate)	11,529
26,078	CITIC Ltd. (Industrials)	30,404
200	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	729
3,060	CITIC Securities Co. Ltd., Class A (Financials)	11,314
9,010	CITIC Securities Co. Ltd., Class H (Financials)	21,840
900	CNPC Capital Co. Ltd., Class A (Industrials)	803
526	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	44,461
900	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	910
5,621	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	2,676
3,141	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	8,721
13,053	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	26,227
36,355	Country Garden Holdings Co. Ltd. (Real Estate)	28,196
7,785	Country Garden Services Holdings Co. Ltd. (Real Estate)	46,528
6,000	CRRC Corp. Ltd., Class A (Industrials)	5,506
17,917	CRRC Corp. Ltd., Class H (Industrials)	7,957
600	CSC Financial Co. Ltd., Class A (Financials)	2,444
4,071	CSC Financial Co. Ltd., Class H (Financials)(b)	4,324
934	Dada Nexus Ltd. ADR (Consumer Discretionary)*	7,762
8,909	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	4,686
187	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,055
1,493	Datang International Power Generation Co. Ltd., Class A (Utilities)	672
12,692	Datang International Power Generation Co. Ltd., Class H (Utilities)	2,501
800	DHC Software Co. Ltd., Class A (Information Technology)	1,043
1,348	DiDi Global, Inc. ADR (Industrials)*(a)	5,527
200	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,425
195	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,172

Common Stocks – (continued)
China – (continued)
644	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,660
1,643	Dongfang Electric Corp. Ltd., Class H (Industrials)	2,059
12,143	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	10,428
844	Dongxing Securities Co. Ltd., Class A (Financials)	1,376
2,576	East Money Information Co. Ltd., Class A (Financials)	10,916
100	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	2,147
3,118	ENN Energy Holdings Ltd. (Utilities)	45,251
500	ENN Natural Gas Co. Ltd., Class A (Utilities)	1,415
493	Eve Energy Co. Ltd., Class A (Industrials)	6,993
1,168	Everbright Securities Co. Ltd., Class A (Financials)	2,466
1,234	Everbright Securities Co. Ltd., Class H (Financials)(b)	916
12,467	Evergrande Property Services Group Ltd. (Real Estate)*(b)	3,750
1,181	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	1,926
619	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	911
1,100	First Capital Securities Co. Ltd., Class A (Financials)	1,109
344	Flat Glass Group Co. Ltd., Class A (Information Technology)	2,671
1,682	Flat Glass Group Co. Ltd., Class H (Information Technology)	6,931
3,943	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	4,780
737	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	11,563
1,947	Founder Securities Co. Ltd., Class A (Financials)	2,215
2,452	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	4,341
325	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)*	1,015
3,833	Full Truck Alliance Co. Ltd. ADR (Industrials)*	35,340
484	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	3,375
2,463	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	12,041
300	Ganfeng Lithium Co. Ltd., Class A (Materials)	7,199
985	Ganfeng Lithium Co. Ltd., Class H (Materials)(b)	16,577
4,400	GD Power Development Co. Ltd., Class A (Utilities)	1,966

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
734	GDS Holdings Ltd. ADR (Information Technology)*(a)	$32,678
1,200	GEM Co. Ltd., Class A (Materials)	1,818
1,063	Gemdale Corp., Class A (Real Estate)	2,141
5,284	Genscript Biotech Corp. (Health Care)*	20,862
1,491	GF Securities Co. Ltd., Class A (Financials)	4,397
5,414	GF Securities Co. Ltd., Class H (Financials)	8,121
400	Giant Network Group Co. Ltd., Class A (Communication Services)	605
182	Gigadevice Semiconductor Beijing, Inc., Class A (Information Technology)	4,422
100	Ginlong Technologies Co. Ltd., Class A (Industrials)	4,010
874	GoerTek, Inc., Class A (Information Technology)	6,064
100	Gongniu Group Co. Ltd., Class A (Industrials)	2,351
400	Gotion High-tech Co. Ltd., Class A (Industrials)*	2,731
584	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,379
12,549	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	26,114
1,500	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	8,741
1,800	Greenland Holdings Corp. Ltd., Class A (Real Estate)	1,232
454	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	4,740
11,492	Guangdong Investment Ltd. (Utilities)	15,443
100	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	1,680
1,700	Guanghui Energy Co. Ltd., Class A (Energy)*	1,916
636	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,289
11,934	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	11,760
390	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,841
1,063	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	2,836
81	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,081
195	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,659
200	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	3,366
526	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	743
1,233	Guosen Securities Co. Ltd., Class A (Financials)	2,022
1,948	Guotai Junan Securities Co. Ltd., Class A (Financials)	5,152

Common Stocks – (continued)
China – (continued)
3,523	Guotai Junan Securities Co. Ltd., Class H (Financials)(b)	5,194
1,201	Guoyuan Securities Co. Ltd., Class A (Financials)	1,348
4,849	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	11,121
1,695	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	6,847
9,198	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	32,078
2,492	Haitong Securities Co. Ltd., Class A (Financials)	4,439
12,800	Haitong Securities Co. Ltd., Class H (Financials)	11,008
253	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	1,952
194	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	3,648
260	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	1,371
300	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	2,710
215	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	3,468
546	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(b)	6,114
4,395	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	9,405
600	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	2,739
2,408	Hengan International Group Co. Ltd. (Consumer Staples)	12,774
1,499	Hengli Petrochemical Co. Ltd., Class A (Materials)	5,913
1,097	Hengyi Petrochemical Co. Ltd., Class A (Materials)	1,744
3,246	Hesteel Co. Ltd., Class A (Materials)	1,322
130	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	2,224
200	Hongfa Technology Co. Ltd., Class A (Industrials)	1,990
500	Hongta Securities Co. Ltd., Class A (Financials)	776
100	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	2,369
3,094	Hua Hong Semiconductor Ltd. (Information Technology)*(b)	16,037
1,667	Huadian Power International Corp. Ltd., Class A (Utilities)	1,136
6,938	Huadian Power International Corp. Ltd., Class H (Utilities)	2,619
419	Huadong Medicine Co. Ltd., Class A (Health Care)	2,516
1,000	Huafon Chemical Co. Ltd., Class A (Materials)	1,523

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
519	Hualan Biological Engineering, Inc., Class A (Health Care)	$2,114
1,493	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,458
2,077	Huaneng Power International, Inc., Class A (Utilities)	2,887
16,617	Huaneng Power International, Inc., Class H (Utilities)	9,719
1,900	Huatai Securities Co. Ltd., Class A (Financials)	4,770
5,977	Huatai Securities Co. Ltd., Class H (Financials)(b)	9,776
779	Huaxi Securities Co. Ltd., Class A (Financials)	1,098
3,059	Huaxia Bank Co. Ltd., Class A (Financials)	2,729
1,200	Huaxin Cement Co. Ltd., Class A (Materials)	3,906
901	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	3,621
598	Huazhu Group Ltd. ADR (Consumer Discretionary)*	24,733
1,000	Hubei Energy Group Co. Ltd., Class A (Utilities)	740
300	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	1,949
100	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	2,094
400	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,183
1,800	Hunan Valin Steel Co. Ltd., Class A (Materials)	1,663
354	Hundsun Technologies, Inc., Class A (Information Technology)	2,931
598	Iflytek Co. Ltd., Class A (Information Technology)	4,643
100	Imeik Technology Development Co. Ltd., Class A (Health Care)	7,686
16,318	Industrial & Commercial Bank of China Ltd., Class A (Financials)	12,051
320,253	Industrial & Commercial Bank of China Ltd., Class H (Financials)	191,405
5,080	Industrial Bank Co. Ltd., Class A (Financials)	17,768
1,677	Industrial Securities Co. Ltd., Class A (Financials)	2,174
100	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	1,764
12,246	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	5,201
700	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,854
2,467	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	1,935

Common Stocks – (continued)
China – (continued)
1,534	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	9,608
3,531	Innovent Biologics, Inc. (Health Care)*(b)	15,794
400	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	2,087
150	Intco Medical Technology Co. Ltd., Class A (Health Care)	1,218
1,186	iQIYI, Inc. ADR (Communication Services)*	4,910
262	JA Solar Technology Co. Ltd., Class A (Information Technology)	3,943
215	Jafron Biomedical Co. Ltd., Class A (Health Care)	1,559
200	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	2,231
500	JCET Group Co. Ltd., Class A (Information Technology)	2,218
1,977	JD Health International, Inc. (Consumer Discretionary)*(b)	14,650
6,438	JD Logistics, Inc. (Industrials)*(b)	20,351
3,802	JD.com, Inc. ADR (Consumer Discretionary)*	272,337
1,186	JD.com, Inc., Class A (Consumer Discretionary)*	42,378
700	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	2,112
300	Jiangsu Expressway Co. Ltd., Class A (Industrials)	421
5,300	Jiangsu Expressway Co. Ltd., Class H (Industrials)	5,671
192	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	2,038
1,600	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	10,163
325	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	2,686
360	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	9,397
260	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,209
800	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	2,372
584	Jiangxi Copper Co. Ltd., Class A (Materials)	2,051
4,434	Jiangxi Copper Co. Ltd., Class H (Materials)	7,967
800	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)	874
1,400	Jinke Properties Group Co. Ltd., Class A (Real Estate)	998
100	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	2,708
100	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,822

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
176	Joinn Laboratories China Co. Ltd., Class H (Health Care)(b)	$1,466
500	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,055
200	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,091
200	Juewei Food Co. Ltd., Class A (Consumer Staples)	1,674
204	Kanzhun Ltd. ADR (Communication Services)*	6,589
3,650	KE Holdings, Inc. ADR (Real Estate)*	70,846
11,354	Kingdee International Software Group Co. Ltd. (Information Technology)*	27,870
700	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	1,191
463	Kingsoft Cloud Holdings Ltd. ADR (Information Technology)*	3,121
3,469	Kingsoft Corp. Ltd. (Communication Services)	12,875
3,143	Kuaishou Technology (Communication Services)*(b)	36,021
568	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	1,826
15,056	Kunlun Energy Co. Ltd. (Utilities)	14,721
314	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	89,094
619	LB Group Co. Ltd., Class A (Materials)	2,595
4,533	Legend Holdings Corp., Class H (Information Technology)(b)	6,370
27,732	Lenovo Group Ltd. (Information Technology)	30,842
1,278	Lens Technology Co. Ltd., Class A (Information Technology)	2,945
500	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	1,701
2,439	Li Auto, Inc. ADR (Consumer Discretionary)*	74,268
9,592	Li Ning Co. Ltd. (Consumer Discretionary)	95,322
1,700	Lingyi iTech Guangdong Co., Class A (Information Technology)*	1,614
130	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	789
648	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	2,426
5,425	Logan Group Co. Ltd. (Real Estate)	1,805
8,357	Longfor Group Holdings Ltd. (Real Estate)(b)	44,706
1,354	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	16,666
10,123	Lufax Holding Ltd. ADR (Financials)*	65,496
1,780	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	12,251
393	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	13,490

Common Stocks – (continued)
China – (continued)
454	Mango Excellent Media Co. Ltd., Class A (Communication Services)	2,456
100	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	4,273
1,000	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	1,138
16,538	Meituan, Class B (Consumer Discretionary)*(b)	364,468
4,518	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,914
12,853	Metallurgical Corp. of China Ltd., Class H (Industrials)	3,898
2,990	Microport Scientific Corp. (Health Care)	8,265
500	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,036
1,468	Ming Yuan Cloud Group Holdings Ltd. (Information Technology)*(a)	2,882
922	MINISO Group Holding Ltd. ADR (Consumer Discretionary)	8,049
300	Montage Technology Co. Ltd., Class A (Information Technology)	3,675
1,314	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	11,886
300	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,656
900	Nanjing Securities Co. Ltd., Class A (Financials)	1,262
1,412	NARI Technology Co. Ltd., Class A (Industrials)	7,910
600	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	2,310
130	NAURA Technology Group Co. Ltd., Class A (Information Technology)	6,246
600	NavInfo Co. Ltd., Class A (Information Technology)*	1,627
1,685	NetEase, Inc. ADR (Communication Services)	160,648
419	New China Life Insurance Co. Ltd., Class A (Financials)	2,530
3,939	New China Life Insurance Co. Ltd., Class H (Financials)	11,267
1,200	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	2,923
6,663	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	10,061
325	Ninestar Corp., Class A (Information Technology)	2,570
244	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	2,327
1,588	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	1,054
1,250	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	3,467
5,372	NIO, Inc. ADR (Consumer Discretionary)*	122,696

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,245	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	$45,387
500	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	555
800	OFILM Group Co. Ltd., Class A (Information Technology)*	1,013
91	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,826
1,517	Orient Securities Co. Ltd., Class A (Financials)	2,947
3,628	Orient Securities Co. Ltd., Class H (Financials)(b)	2,637
200	Ovctek China, Inc., Class A (Health Care)	1,299
2,200	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	1,464
1,900	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,394
37,109	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	11,921
500	Perfect World Co. Ltd., Class A (Communication Services)	1,046
5,672	PetroChina Co. Ltd., Class A (Energy)	5,187
86,483	PetroChina Co. Ltd., Class H (Energy)	46,154
100	PharmaBlock Sciences Nanjing, Inc., Class A (Health Care)	1,466
165	Pharmaron Beijing Co. Ltd., Class A (Health Care)	3,170
524	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	6,331
28,280	PICC Property & Casualty Co. Ltd., Class H (Financials)	29,859
1,607	Pinduoduo, Inc. ADR (Consumer Discretionary)*	83,339
4,913	Ping An Bank Co. Ltd., Class A (Financials)	12,263
1,588	Ping An Healthcare and Technology Co. Ltd. (Consumer Discretionary)*(b)	4,898
2,700	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	21,720
25,444	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	196,682
3,100	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	7,772
631	Poly Property Services Co. Ltd., Class H (Real Estate)	4,462
810	Pop Mart International Group Ltd. (Consumer Discretionary)*(b)	4,058
6,606	Postal Savings Bank of China Co. Ltd., Class A (Financials)	5,842
52,500	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	43,069
3,720	Power Construction Corp. of China Ltd., Class A (Industrials)	4,510
286	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)*	383

Common Stocks – (continued)
China – (continued)
431	Remegen Co. Ltd., Class H (Health Care)*(b)	3,709
1,100	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	685
1,778	RLX Technology, Inc. ADR (Consumer Staples)*(a)	5,476
1,972	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	5,885
1,803	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	5,175
65	Sangfor Technologies, Inc., Class A (Information Technology)	1,499
2,079	Sany Heavy Industry Co. Ltd., Class A (Industrials)	6,461
400	Satellite Chemical Co. Ltd., Class A (Materials)	2,858
1,481	SDIC Capital Co. Ltd., Class A (Financials)	1,737
1,806	SDIC Power Holdings Co. Ltd., Class A (Utilities)	2,868
8,027	Seazen Group Ltd. (Real Estate)*	4,232
534	Seazen Holdings Co. Ltd., Class A (Real Estate)	2,555
1,144	SF Holding Co. Ltd., Class A (Industrials)	10,950
100	SG Micro Corp., Class A (Information Technology)	5,515
1,862	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	4,199
900	Shandong Gold Mining Co. Ltd., Class A (Materials)	2,961
3,310	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	6,270
520	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	2,898
400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	1,772
3,000	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	2,311
9,924	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	13,666
140	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	1,001
1,146	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	9,756
2,767	Shanghai Electric Group Co. Ltd., Class A (Industrials)	1,934
11,367	Shanghai Electric Group Co. Ltd., Class H (Industrials)	3,186
484	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,252
2,016	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	8,076
500	Shanghai International Airport Co. Ltd., Class A (Industrials)*	4,148

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,532	Shanghai International Port Group Co. Ltd., Class A (Industrials)	$2,283
200	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	1,781
200	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,282
620	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	4,198
612	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	1,369
2,884	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	5,073
260	Shanghai M&G Stationery, Inc., Class A (Industrials)	2,237
923	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*	5,735
584	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	1,729
3,013	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	5,429
7,485	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	9,952
113	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	2,605
1,800	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	1,906
1,168	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	1,938
1,000	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	1,677
800	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	1,765
1,104	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,504
1,753	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	2,031
273	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	12,643
600	Shengyi Technology Co. Ltd., Class A (Information Technology)	1,848
100	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,855
5,767	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	4,186
3,457	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(b)	832
100	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	1,521
900	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	1,031
100	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	1,441
200	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	506

Common Stocks – (continued)
China – (continued)
636	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	6,416
195	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	2,609
260	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	13,478
2,203	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,409
100	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,393
200	Shenzhen Sunway Communication Co. Ltd., Class A (Information Technology)	672
200	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	4,292
3,247	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	54,562
794	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,514
390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,074
1,100	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	2,172
100	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,578
909	Sinolink Securities Co. Ltd., Class A (Financials)	1,461
400	Sinoma Science & Technology Co. Ltd., Class A (Materials)	1,888
1,623	Sinopec Oilfield Service Corp., Class A (Energy)*	576
11,990	Sinopec Oilfield Service Corp., Class H (Energy)*	1,120
1,400	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	901
14,242	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	3,208
5,705	Sinopharm Group Co. Ltd., Class H (Health Care)	13,785
934	Sinotrans Ltd., Class A (Industrials)	635
9,388	Sinotrans Ltd., Class H (Industrials)	2,932
2,874	Sinotruk Hong Kong Ltd. (Industrials)	4,281
4,395	Smoore International Holdings Ltd. (Consumer Staples)(b)	16,199
700	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	1,719
1,168	SooChow Securities Co. Ltd., Class A (Financials)	1,449
11,569	Sunac China Holdings Ltd. (Real Estate)	9,476
3,127	Sunac Services Holdings Ltd. (Real Estate)(b)	2,653
400	Sungrow Power Supply Co. Ltd., Class A (Industrials)	7,677
2,200	Suning.com Co. Ltd., Class A (Consumer Discretionary)*	1,252

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,748	Sunny Optical Technology Group Co. Ltd. (Information Technology)	$65,661
406	Sunwoda Electronic Co. Ltd., Class A (Industrials)	2,363
400	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,405
100	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A (Consumer Discretionary)	1,423
904	TBEA Co. Ltd., Class A (Industrials)	2,891
3,769	TCL Technology Group Corp., Class A (Consumer Discretionary)	3,321
24,586	Tencent Holdings Ltd. (Communication Services)	1,325,316
3,268	Tencent Music Entertainment Group ADR (Communication Services)*	17,615
100	Thunder Software Technology Co. Ltd., Class A (Information Technology)	2,210
2,200	Tianfeng Securities Co. Ltd., Class A (Financials)	1,227
844	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A (Information Technology)	6,418
584	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	1,082
7,547	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	16,690
182	Toly Bread Co. Ltd., Class A (Consumer Staples)	717
4,347	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	8,067
600	Tongkun Group Co. Ltd., Class A (Materials)	2,081
2,700	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	1,690
1,109	Tongwei Co. Ltd., Class A (Consumer Staples)	7,540
65	Topchoice Medical Corp., Class A (Health Care)*	1,661
9,598	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	9,937
3,822	TravelSky Technology Ltd., Class H (Information Technology)	7,200
2,550	Trip.com Group Ltd. ADR (Consumer Discretionary)*	65,841
195	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	2,898
2,225	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	21,342
868	Tuya, Inc. ADR (Information Technology)*	4,687
162	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	5,682
5,402	Uni-President China Holdings Ltd. (Consumer Staples)	5,600
700	Unisplendour Corp. Ltd., Class A (Information Technology)	2,439

Common Stocks – (continued)
China – (continued)
300	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	665
2,349	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	20,366
354	Walvax Biotechnology Co. Ltd., Class A (Health Care)	2,623
743	Wanhua Chemical Group Co. Ltd., Class A (Materials)	11,163
17,632	Want Want China Holdings Ltd. (Consumer Staples)	18,752
362	Weibo Corp. ADR (Communication Services)*	9,930
1,712	Weichai Power Co. Ltd., Class A (Industrials)	4,113
7,965	Weichai Power Co. Ltd., Class H (Industrials)	13,456
1,700	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	5,251
1,139	Western Securities Co. Ltd., Class A (Financials)	1,372
195	Will Semiconductor Co. Ltd., Class A (Information Technology)	7,596
325	Wingtech Technology Co. Ltd., Class A (Information Technology)	6,011
500	Winning Health Technology Group Co. Ltd., Class A (Health Care)	905
563	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	1,997
600	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,981
943	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	28,395
500	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,332
587	WuXi AppTec Co. Ltd., Class A (Health Care)	9,668
1,416	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	20,079
14,723	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	121,063
395	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	4,209
100	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	2,506
2,402	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,105
100	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	3,374
60,689	Xiaomi Corp., Class B (Information Technology)*(b)	113,864
839	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	1,988

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,290	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	$5,364
17,136	Xinyi Solar Holdings Ltd. (Information Technology)	30,966
2,283	XPeng, Inc. ADR (Consumer Discretionary)*	83,033
649	Yankuang Energy Group Co. Ltd., Class A (Energy)	3,260
5,532	Yankuang Energy Group Co. Ltd., Class H (Energy)(a)	13,565
200	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	1,415
195	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,362
218	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	1,707
1,859	Yihai International Holding Ltd. (Consumer Staples)*	7,756
300	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	2,541
2,300	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	1,330
828	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	4,114
700	YTO Express Group Co. Ltd., Class A (Industrials)	1,929
800	Yunda Holding Co. Ltd., Class A (Industrials)	2,458
800	Yunnan Aluminium Co. Ltd., Class A (Materials)*	1,827
287	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	4,105
195	Yunnan Energy New Material Co. Ltd., Class A (Materials)	8,035
310	Zai Lab Ltd. ADR (Health Care)*	16,957
130	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	7,444
1,100	Zhefu Holding Group Co. Ltd., Class A (Industrials)	1,077
1,900	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	1,960
549	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	4,343
709	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	2,101
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	912
6,098	Zhejiang Expressway Co. Ltd., Class H (Industrials)	5,494
400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	1,468
325	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	6,342
300	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,090

Common Stocks – (continued)
China – (continued)
200	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,517
700	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,622
974	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	1,899
692	Zhejiang NHU Co. Ltd., Class A (Health Care)	3,723
426	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	1,357
454	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	509
100	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	801
200	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)*	1,179
1,022	Zheshang Securities Co. Ltd., Class A (Financials)	1,871
3,581	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	11,732
200	Zhongji Innolight Co. Ltd., Class A (Information Technology)	1,219
2,443	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	17,008
1,400	Zhongtai Securities Co. Ltd., Class A (Financials)	1,899
2,328	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	12,067
700	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,743
5,302	Zijin Mining Group Co. Ltd., Class A (Materials)	9,428
23,433	Zijin Mining Group Co. Ltd., Class H (Materials)	34,728
1,868	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	2,084
7,059	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	4,680
1,000	ZTE Corp., Class A (Information Technology)	4,605
3,096	ZTE Corp., Class H (Information Technology)	7,608
1,916	ZTO Express Cayman, Inc. ADR (Industrials)	56,407

		9,635,133

Colombia – 0.1%
932	Bancolombia SA (Financials)	9,330
17,315	Ecopetrol SA (Energy)	14,487
1,808	Interconexion Electrica SA ESP (Utilities)	11,265

		35,082

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Czech Republic – 0.1%
658	CEZ AS (Utilities)	$25,076
315	Komercni Banka AS (Financials)	12,412
1,398	Moneta Money Bank AS (Financials)(b)	5,540

		43,028

Egypt – 0.1%
8,047	Commercial International Bank Egypt SAE (Financials)*	24,489
1,546	E-Finance for Digital & Financial Investments (Information Technology)*	1,785
2,960	Fawry for Banking & Payment Technology Services SAE (Information Technology)*	1,822

		28,096

Greece – 0.3%
8,598	Alpha Services and Holdings SA (Financials)*	11,705
10,494	Eurobank Ergasias Services and Holdings SA (Financials)*	11,506
891	Hellenic Telecommunications Organization SA (Communication Services)	17,814
451	JUMBO SA (Consumer Discretionary)	6,479
275	Motor Oil Hellas Corinth Refineries SA (Energy)	4,414
415	Mytilineos SA (Industrials)	6,684
2,241	National Bank of Greece SA (Financials)*	8,306
793	OPAP SA (Consumer Discretionary)	11,535
2,723	Piraeus Financial Holdings SA (Financials)*	4,331
878	Public Power Corp. SA (Utilities)*	8,353
278	Star Bulk Carriers Corp. (Industrials)	8,362
248	Terna Energy SA (Utilities)	3,599

		103,088

Hong Kong – 0.1%
397	Jinmao Property Services Co. Ltd. (Real Estate)*	101
652	Orient Overseas International Ltd. (Industrials)	18,357

		18,458

Hungary – 0.2%
2,008	MOL Hungarian Oil & Gas PLC (Energy)	15,768
905	OTP Bank Nyrt (Financials)*	34,984
570	Richter Gedeon Nyrt (Health Care)	12,036

		62,788

India – 13.5%
811	Aarti Industries Ltd. (Materials)	9,969
198	ABB India Ltd. (Industrials)	5,675
346	ACC Ltd. (Materials)	9,593
1,103	Adani Enterprises Ltd. (Industrials)	24,073
1,844	Adani Green Energy Ltd. (Utilities)*	45,114

Common Stocks – (continued)
India – (continued)
2,870	Adani Ports & Special Economic Zone Ltd. (Industrials)	26,949
3,624	Adani Power Ltd. (Utilities)*	5,952
977	Adani Total Gas Ltd. (Utilities)	20,597
1,149	Adani Transmission Ltd. (Utilities)*	32,548
105	Alkem Laboratories Ltd. (Health Care)	4,568
2,359	Ambuja Cements Ltd. (Materials)	9,839
490	Apollo Hospitals Enterprise Ltd. (Health Care)	31,234
7,915	Ashok Leyland Ltd. (Industrials)	12,464
2,573	Asian Paints Ltd. (Materials)	108,409
316	Astral Ltd. (Industrials)	8,144
652	AU Small Finance Bank Ltd. (Financials)*(b)	10,415
1,043	Aurobindo Pharma Ltd. (Health Care)	8,655
942	Avenue Supermarts Ltd. (Consumer Staples)*(b)	54,263
9,333	Axis Bank Ltd. (Financials)*	91,958
295	Bajaj Auto Ltd. (Consumer Discretionary)	13,822
1,002	Bajaj Finance Ltd. (Financials)	93,119
157	Bajaj Finserv Ltd. (Financials)	33,365
114	Bajaj Holdings & Investment Ltd. (Financials)	7,871
341	Balkrishna Industries Ltd. (Consumer Discretionary)	8,248
3,165	Bandhan Bank Ltd. (Financials)(b)	12,866
4,401	Bank of Baroda (Financials)*	6,224
1,161	Berger Paints India Ltd. (Materials)	10,639
4,792	Bharat Electronics Ltd. (Industrials)	13,384
1,636	Bharat Forge Ltd. (Consumer Discretionary)	14,735
3,526	Bharat Petroleum Corp. Ltd. (Energy)	16,369
9,629	Bharti Airtel Ltd. (Communication Services)*	87,731
1,806	Biocon Ltd. (Health Care)*	8,362
29	Bosch Ltd. (Consumer Discretionary)	6,061
488	Britannia Industries Ltd. (Consumer Staples)	22,198
810	Cadila Healthcare Ltd. (Health Care)	3,874
1,764	Cholamandalam Investment and Finance Co. Ltd. (Financials)	16,176
1,915	Cipla Ltd. (Health Care)	23,511
5,710	Coal India Ltd. (Energy)	12,849
511	Colgate-Palmolive India Ltd. (Consumer Staples)	9,836
1,094	Container Corp. Of India Ltd. (Industrials)	8,700
2,843	Dabur India Ltd. (Consumer Staples)	21,256
388	Dalmia Bharat Ltd. (Materials)	8,069
423	Deepak Nitrite Ltd. (Materials)	11,223
505	Divi’s Laboratories Ltd. (Health Care)	28,585
2,547	DLF Ltd. (Real Estate)	11,857
446	Dr. Reddy’s Laboratories Ltd. (Health Care)	24,052
516	Eicher Motors Ltd. (Consumer Discretionary)	17,736

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
3,896	Embassy Office Parks REIT (Real Estate)	$19,334
458	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	7,849
6,259	GAIL India Ltd. (Utilities)	12,032
191	Gland Pharma Ltd. (Health Care)*(b)	8,272
1,557	Godrej Consumer Products Ltd. (Consumer Staples)*	15,869
390	Godrej Properties Ltd. (Real Estate)*	7,775
1,312	Grasim Industries Ltd. (Materials)	27,834
717	Gujarat Gas Ltd. (Utilities)	5,553
935	Havells India Ltd. (Industrials)	14,714
4,135	HCL Technologies Ltd. (Information Technology)	61,846
173	HDFC Asset Management Co. Ltd. (Financials)(b)	4,790
3,717	HDFC Life Insurance Co. Ltd. (Financials)(b)	25,810
607	Hero MotoCorp Ltd. (Consumer Discretionary)	20,426
5,176	Hindalco Industries Ltd. (Materials)	39,414
155	Hindustan Aeronautics Ltd. (Industrials)	2,855
2,423	Hindustan Petroleum Corp. Ltd. (Energy)	8,787
3,335	Hindustan Unilever Ltd. (Consumer Staples)	96,141
9	Honeywell Automation India Ltd. (Information Technology)	4,891
6,576	Housing Development Finance Corp. Ltd. (Financials)	206,363
21,124	ICICI Bank Ltd. (Financials)	208,219
896	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	15,029
1,618	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	10,289
14,924	IDFC First Bank Ltd. (Financials)*	8,339
6,484	Indian Oil Corp. Ltd. (Energy)	9,896
992	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	10,656
1,266	Indraprastha Gas Ltd. (Utilities)	5,828
2,803	Indus Towers Ltd. (Communication Services)*	8,002
283	Info Edge India Ltd. (Communication Services)	16,730
13,453	Infosys Ltd. (Information Technology)	306,314
408	InterGlobe Aviation Ltd. (Industrials)*(b)	10,152
12,160	ITC Ltd. (Consumer Staples)	34,835
1,676	Jindal Steel & Power Ltd. (Materials)*	9,450
2,767	JSW Energy Ltd. (Utilities)	12,493
3,994	JSW Steel Ltd. (Materials)	33,260
296	Jubilant Foodworks Ltd. (Consumer Discretionary)	11,434
521	Kansai Nerolac Paints Ltd. (Materials)	3,144
4,485	Kotak Mahindra Bank Ltd. (Financials)	109,688
113	L&T Technology Services Ltd. (Industrials)(b)	6,797
188	Larsen & Toubro Infotech Ltd. (Information Technology)(b)	14,596

Common Stocks – (continued)
India – (continued)
2,830	Larsen & Toubro Ltd. (Industrials)	68,236
1,343	Laurus Labs Ltd. (Health Care)(b)	9,653
834	Lupin Ltd. (Health Care)	8,256
219	Macrotech Developers Ltd. (Real Estate)*(b)	3,277
4,255	Mahindra & Mahindra Ltd. (Consumer Discretionary)	44,661
1,911	Marico Ltd. (Consumer Staples)	13,054
471	Maruti Suzuki India Ltd. (Consumer Discretionary)	51,972
1,116	Max Financial Services Ltd. (Financials)*	12,290
233	Mindtree Ltd. (Information Technology)	12,002
5,103	Motherson Sumi Systems Ltd. (Consumer Discretionary)	10,189
5,103	Motherson Sumi Wiring India Ltd. (Consumer Discretionary)*(c)	2,357
338	Mphasis Ltd. (Information Technology)	13,945
12	MRF Ltd. (Consumer Discretionary)	10,470
451	Muthoot Finance Ltd. (Financials)	8,133
148	Nestle India Ltd. (Consumer Staples)	34,647
7,797	NHPC Ltd. (Utilities)	2,835
3,180	NMDC Ltd. (Materials)	6,042
15,099	NTPC Ltd. (Utilities)	26,752
9,668	Oil & Natural Gas Corp. Ltd. (Energy)	20,613
377	One 97 Communications Ltd. (Information Technology)*	3,993
77	Oracle Financial Services Software Ltd. (Information Technology)	3,464
24	Page Industries Ltd. (Consumer Discretionary)	13,460
675	PB Fintech Ltd. (Financials)*	5,931
2,933	Petronet LNG Ltd. (Energy)	8,381
324	PI Industries Ltd. (Materials)	10,614
573	Pidilite Industries Ltd. (Materials)	18,274
463	Piramal Enterprises Ltd. (Financials)	12,721
156	Polycab India Ltd. (Industrials)	4,917
4,535	Power Finance Corp. Ltd. (Financials)	6,612
12,398	Power Grid Corp. of India Ltd. (Utilities)	34,414
9,039	Punjab National Bank (Financials)*	4,187
3,547	REC Ltd. (Financials)	5,769
13,077	Reliance Industries Ltd. (Energy)	409,514
989	SBI Cards & Payment Services Ltd. (Financials)*	10,311
1,640	SBI Life Insurance Co. Ltd. (Financials)(b)	23,075
39	Shree Cement Ltd. (Materials)	12,637
735	Shriram Transport Finance Co. Ltd. (Financials)	10,966
276	Siemens Ltd. (Industrials)	8,599
729	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	6,154
531	SRF Ltd. (Materials)	16,798
7,338	State Bank of India (Financials)	47,058
4,578	Steel Authority of India Ltd. (Materials)	5,854
3,786	Sun Pharmaceutical Industries Ltd. (Health Care)	42,404

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
423	Tata Communications Ltd. (Communication Services)	$6,643
3,666	Tata Consultancy Services Ltd. (Information Technology)	172,928
2,561	Tata Consumer Products Ltd. (Consumer Staples)	24,425
141	Tata Elxsi Ltd. (Information Technology)	12,036
6,624	Tata Motors Ltd. (Consumer Discretionary)*	39,917
1,762	Tata Motors Ltd., Class A (Consumer Discretionary)*	5,070
6,021	Tata Power Co. Ltd. (The) (Utilities)	17,824
2,737	Tata Steel Ltd. (Materials)	44,344
2,341	Tech Mahindra Ltd. (Information Technology)	43,808
1,490	Titan Co. Ltd. (Consumer Discretionary)	50,358
192	Torrent Pharmaceuticals Ltd. (Health Care)	7,007
771	Trent Ltd. (Consumer Discretionary)	11,339
447	UltraTech Cement Ltd. (Materials)	38,964
280	United Breweries Ltd. (Consumer Staples)	5,578
1,238	United Spirits Ltd. (Consumer Staples)*	14,543
1,939	UPL Ltd. (Materials)	17,125
639	Varun Beverages Ltd. (Consumer Staples)	8,018
3,018	Vedanta Ltd. (Materials)	15,233
940	Voltas Ltd. (Industrials)	15,758
5,165	Wipro Ltd. (Information Technology)	38,100
60,543	Yes Bank Ltd. (Financials)*	10,647
3,271	Zomato Ltd. (Consumer Discretionary)*	3,471

		4,197,470

Indonesia – 1.8%
57,471	Adaro Energy Tbk PT (Energy)	9,801
36,424	Aneka Tambang Tbk (Materials)	5,628
75,049	Astra International Tbk PT (Consumer Discretionary)	30,297
68,674	Avia Avian Tbk PT (Materials)*	3,896
15,718	Bank Aladin Syariah Tbk PT (Financials)*	2,462
227,465	Bank Central Asia Tbk PT (Financials)	127,451
25,994	Bank Jago Tbk PT (Financials)*	29,265
72,810	Bank Mandiri Persero Tbk PT (Financials)	39,023
30,649	Bank Negara Indonesia Persero Tbk PT (Financials)	17,066
267,837	Bank Rakyat Indonesia Persero Tbk PT (Financials)	84,823
112,249	Barito Pacific Tbk PT (Materials)	6,954
99,285	Bukalapak.com PT Tbk (Consumer Discretionary)*	2,336
20,484	Chandra Asri Petrochemical Tbk PT (Materials)	12,868
31,008	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	12,518

Common Stocks – (continued)
Indonesia – (continued)
96,592	Dayamitra Telekomunikasi PT (Communication Services)*	5,210
75,252	Elang Mahkota Teknologi Tbk PT (Communication Services)*	10,842
1,984	Gudang Garam Tbk PT (Consumer Staples)	4,336
11,449	Indah Kiat Pulp & Paper Tbk PT (Materials)	6,435
7,416	Indocement Tunggal Prakarsa Tbk PT (Materials)	5,652
9,846	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	5,825
18,019	Indofood Sukses Makmur Tbk PT (Consumer Staples)	7,776
84,052	Kalbe Farma Tbk PT (Health Care)	9,624
45,655	Merdeka Copper Gold Tbk PT (Materials)*	12,298
99,953	Sarana Menara Nusantara Tbk PT (Communication Services)	7,201
13,011	Semen Indonesia Persero Tbk PT (Materials)	6,520
57,539	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	4,365
195,112	Telkom Indonesia Persero Tbk PT (Communication Services)	58,940
38,277	Tower Bersama Infrastructure Tbk PT (Communication Services)	7,833
24,832	Unilever Indonesia Tbk PT (Consumer Staples)	6,361
6,408	United Tractors Tbk PT (Energy)	11,106

		554,712

Kuwait – 0.7%
4,596	Agility Public Warehousing Co. KSC (Industrials)	15,421
4,104	Boubyan Bank KSCP (Financials)*	11,154
17,757	Kuwait Finance House KSCP (Financials)	55,359
2,372	Mabanee Co KPSC (Real Estate)	6,643
9,585	Mobile Telecommunications Co. KSCP (Communication Services)	19,626
27,673	National Bank of Kuwait SAKP (Financials)	96,417

		204,620

Luxembourg – 0.0%
644	Reinet Investments SCA (Financials)	13,211

Mexico – 2.1%
20,169	Alfa SAB de CV, Class A (Industrials)	15,142
117,383	America Movil SAB de CV, Series L (Communication Services)	106,338
1,876	Arca Continental SAB de CV (Consumer Staples)	12,406
1,832	Becle SAB de CV (Consumer Staples)	4,605
60,471	Cemex SAB de CV, Series CPO (Materials)*	31,135

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,053	Coca-Cola Femsa SAB de CV (Consumer Staples)	$11,302
812	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	3,953
12,605	Fibra Uno Administracion SA de CV REIT (Real Estate)	14,238
8,885	Fomento Economico Mexicano SAB de CV (Consumer Staples)	71,763
766	Gruma SAB de CV, Class B (Consumer Staples)	10,413
1,533	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	22,351
493	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	10,687
5,460	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	16,854
1,768	Grupo Carso SAB de CV, Series A1 (Industrials)	5,397
245	Grupo Elektra SAB DE CV (Financials)	16,112
11,855	Grupo Financiero Banorte SAB de CV, Class O (Financials)	80,381
7,334	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	11,981
12,910	Grupo Mexico SAB de CV, Series B (Materials)	66,387
10,491	Grupo Televisa SAB, Series CPO (Communication Services)	22,540
555	Industrias Penoles SAB de CV (Materials)	6,943
6,807	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	9,575
3,851	Orbia Advance Corp. SAB de CV (Materials)	9,861
5,438	Telesites SAB de CV (Communication Services)	6,044
21,171	Wal-Mart de Mexico SAB de CV (Consumer Staples)	80,716

		647,124

Pakistan – 0.0%
3,635	Cnergyico Pk Ltd. (Energy)*	113
1,352	DG Khan Cement Co. Ltd. (Materials)	547
2,983	Habib Bank Ltd. (Financials)	1,954
4,801	Hub Power Co. Ltd. (The) (Utilities)	1,947
854	Lucky Cement Ltd. (Materials)*	3,125
2,201	Maple Leaf Cement Factory Ltd. (Materials)*	415
2,739	Oil & Gas Development Co. Ltd. (Energy)	1,356
2,909	Pakistan Petroleum Ltd. (Energy)	1,282
1,825	TRG Pakistan (Industrials)	712
2,156	United Bank Ltd. (Financials)	1,803

		13,254

Common Stocks – (continued)
Peru – 0.2%
267	Credicorp Ltd. (Financials)	40,384
159	InRetail Peru Corp. (Consumer Staples)(b)	5,627
147	Intercorp Financial Services, Inc. (Financials)(a)	4,748

		50,759

Philippines – 0.8%
9,259	Aboitiz Equity Ventures, Inc. (Industrials)	10,817
25,267	AC Energy Corp. (Utilities)	4,189
1,019	Ayala Corp. (Industrials)	16,894
25,025	Ayala Land, Inc. (Real Estate)	19,036
7,677	Bank of the Philippine Islands (Financials)	14,974
7,212	BDO Unibank, Inc. (Financials)	18,174
8,047	Converge Information and Communications Technology Solutions, Inc. (Communication Services)*	4,081
9,932	Emperador, Inc. (Consumer Staples)	3,743
125	Globe Telecom, Inc. (Communication Services)	6,261
3,468	International Container Terminal Services, Inc. (Industrials)	14,245
12,334	JG Summit Holdings, Inc. (Industrials)	14,506
1,825	Jollibee Foods Corp. (Consumer Discretionary)	8,579
1,194	Manila Electric Co. (Utilities)	8,570
7,396	Metropolitan Bank & Trust Co. (Financials)	8,237
23,814	Monde Nissin Corp. (Consumer Staples)*(b)	7,673
368	PLDT, Inc. (Communication Services)	12,913
1,981	SM Investments Corp. (Industrials)	34,466
43,901	SM Prime Holdings, Inc. (Real Estate)	34,079
3,749	Universal Robina Corp. (Consumer Staples)	8,775

		250,212

Qatar – 1.0%
8,153	Commercial Bank PSQC (The) (Financials)	15,451
12,187	Industries Qatar QSC (Industrials)	61,253
18,735	Masraf Al Rayan QSC (Financials)	25,728
18,462	Mesaieed Petrochemical Holding Co. (Materials)	13,539
4,199	Ooredoo QPSC (Communication Services)	8,851
1,724	Qatar Electricity & Water Co. QSC (Utilities)	8,499
2,072	Qatar Fuel QSC (Energy)	10,585
11,545	Qatar Gas Transport Co. Ltd. (Energy)	11,938
3,049	Qatar International Islamic Bank QSC (Financials)	8,583
4,760	Qatar Islamic Bank (Financials)	27,572
18,254	Qatar National Bank QPSC (Financials)	109,293

		301,292

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 0.9%
12,708	Alrosa PJSC (Materials)(c)	$6,740
801	Gazprom Neft PJSC (Energy)(c)	2,002
49,291	Gazprom PJSC (Energy)(c)	73,214
1,413	LUKOIL PJSC (Energy)(c)	45,042
263	MMC Norilsk Nickel PJSC (Materials)(c)	28,451
4,560	Mobile TeleSystems PJSC (Communication Services)(c)	6,100
3,099	Novatek PJSC (Energy)(c)	22,388
5,287	Novolipetsk Steel PJSC (Materials)(c)	5,643
780	PIK Group PJSC (Consumer Discretionary)(c)	2,422
1,389	Polymetal International PLC (Materials)(c)	7,842
128	Polyus PJSC (Materials)(c)	8,747
5,078	Rosneft Oil Co. PJSC (Energy)(c)	10,631
44,370	Sberbank of Russia PJSC (Financials)(c)	17,924
969	Severstal PAO (Materials)(c)	8,446
146,300	Surgutneftegas PJSC (Energy)(c)	14,757
6,047	Tatneft PJSC (Energy)(c)	17,279
6,503	United Co RUSAL International PJSC (Materials)*(c)	2,102
1,289	Yandex NV, Class A (Communication Services)*(c)	12,905

		292,635

Saudi Arabia – 4.0%
1,342	ACWA Power Co. (Utilities)*	35,770
436	Advanced Petrochemical Co. (Materials)	8,716
5,036	Al Rajhi Bank (Financials)	215,309
4,029	Alinma Bank (Financials)	38,124
1,193	Almarai Co. JSC (Consumer Staples)	15,931
2,880	Arab National Bank (Financials)	21,494
684	Arabian Centres Co. Ltd. (Real Estate)	4,139
99	Arabian Internet & Co.mmunications Services Co. (Information Technology)*	5,378
1,511	Bank AlBilad (Financials)*	23,722
2,428	Banque Saudi Fransi (Financials)	34,365
109	BinDawood Holding Co. (Consumer Staples)	2,609
244	Bupa Arabia for Cooperative Insurance Co. (Financials)	10,536
2,176	Dar Al Arkan Real Estate Development Co. (Real Estate)*	6,345
360	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	16,428
1,604	Etihad Etisalat Co. (Communication Services)	14,921
250	Jarir Marketing Co. (Consumer Discretionary)	13,914
178	Mouwasat Medical Services Co. (Health Care)	9,840
1,348	National Industrialization Co. (Materials)*	8,106
538	National Petrochemical Co. (Materials)	6,453
899	Rabigh Refining & Petrochemical Co. (Energy)*	5,871
6,044	Riyad Bank (Financials)	57,191

Common Stocks – (continued)
Saudi Arabia – (continued)
763	SABIC Agri-Nutrients Co. (Materials)	32,377
1,477	Sahara International Petrochemical Co. (Materials)	18,346
1,660	Saudi Arabian Mining Co. (Materials)*	47,255
14,470	Saudi Arabian Oil Co. (Energy)(b)	160,255
2,752	Saudi Basic Industries Corp. (Materials)	91,398
4,139	Saudi British Bank (The) (Financials)	42,695
3,217	Saudi Electricity Co. (Utilities)	23,666
907	Saudi Industrial Investment Group (Materials)	8,522
3,022	Saudi Kayan Petrochemical Co. (Materials)*	16,384
9,021	Saudi National Bank (The) (Financials)	163,988
2,454	Saudi Telecom Co. (Communication Services)	74,568
1,113	Savola Group (The) (Consumer Staples)	10,057
877	Yanbu National Petrochemical Co. (Materials)	16,036

		1,260,709

Singapore – 0.0%
852	BOC Aviation Ltd. (Industrials)(b)	7,387

South Africa – 3.0%
2,455	Absa Group Ltd. (Financials)	28,063
357	African Rainbow Minerals Ltd. (Materials)	6,322
171	Anglo American Platinum Ltd. (Materials)	26,559
1,522	Aspen Pharmacare Holdings Ltd. (Health Care)	19,798
1,373	Bid Corp. Ltd. (Consumer Staples)	27,758
1,354	Bidvest Group Ltd. (The) (Industrials)	18,439
253	Capitec Bank Holdings Ltd. (Financials)	33,963
1,002	Clicks Group Ltd. (Consumer Staples)(a)	19,385
1,452	Discovery Ltd. (Financials)*	14,828
1,186	Exxaro Resources Ltd. (Energy)	15,201
15,330	FirstRand Ltd. (Financials)	65,596
2,860	Gold Fields Ltd. (Materials)	39,761
2,020	Harmony Gold Mining Co. Ltd. (Materials)	8,783
3,348	Impala Platinum Holdings Ltd. (Materials)	63,682
821	Investec Ltd. (Financials)	4,593
193	Kumba Iron Ore Ltd. (Materials)	7,550
6,886	MTN Group Ltd. (Communication Services)*	85,381
1,435	MultiChoice Group (Communication Services)	11,703
901	Naspers Ltd., Class N (Consumer Discretionary)	112,444
1,656	Nedbank Group Ltd. (Financials)	23,426
1,437	Northam Platinum Holdings Ltd. (Materials)*	23,088
19,358	Old Mutual Ltd. (Financials)	15,784
3,401	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	4,831

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
2,454	Rand Merchant Investment Holdings Ltd. (Financials)	$7,683
2,176	Remgro Ltd. (Financials)	19,677
6,874	Sanlam Ltd. (Financials)	28,764
1,812	Sasol Ltd. (Materials)*	41,111
1,736	Shoprite Holdings Ltd. (Consumer Staples)	25,727
10,907	Sibanye Stillwater Ltd. (Materials)	50,376
5,321	Standard Bank Group Ltd. (Financials)	56,004
2,440	Vodacom Group Ltd. (Communication Services)	23,371
4,271	Woolworths Holdings Ltd. (Consumer Discretionary)	13,958

		943,609

South Korea – 11.2%
117	Alteogen, Inc. (Health Care)*	5,196
105	Amorepacific Corp. (Consumer Staples)	16,069
132	AMOREPACIFIC Group (Consumer Staples)	5,358
35	BGF retail Co. Ltd. (Consumer Staples)	4,934
1,142	BNK Financial Group, Inc. (Financials)	7,484
171	Bukwang Pharmaceutical Co. Ltd. (Health Care)	1,764
393	Celltrion Healthcare Co. Ltd. (Health Care)	20,756
75	Celltrion Pharm, Inc. (Health Care)*	5,483
355	Celltrion, Inc. (Health Care)	47,093
219	Cheil Worldwide, Inc. (Communication Services)	4,098
25	Chong Kun Dang Pharmaceutical Corp. (Health Care)	1,998
25	CJ CheilJedang Corp. (Consumer Staples)	7,870
51	CJ Corp. (Industrials)	3,567
45	CJ ENM Co. Ltd. (Communication Services)	4,865
29	CJ Logistics Corp. (Industrials)*	2,991
203	Coway Co. Ltd. (Consumer Discretionary)	12,173
90	CS Wind Corp. (Industrials)	4,461
733	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	3,822
172	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	3,791
165	DB Insurance Co. Ltd. (Financials)	8,481
61	DL E&C Co. Ltd. (Industrials)	6,519
207	Dongsuh Cos., Inc. (Consumer Staples)	4,726
175	Doosan Bobcat, Inc. (Industrials)	5,553
24	Doosan Co. Ltd. (Industrials)*	2,266
102	Doosan Fuel Cell Co. Ltd. (Industrials)*	3,292
1,195	Doosan Heavy Industries & Construction Co. Ltd. (Industrials)*	20,673
87	Douzone Bizon Co. Ltd. (Information Technology)	3,495
44	Ecopro BM Co. Ltd. (Industrials)	13,730

Common Stocks – (continued)
South Korea – (continued)
67	E-MART, Inc. (Consumer Staples)	7,244
14	F&F Co. Ltd. (Consumer Discretionary)	10,363
174	Fila Holdings Corp. (Consumer Discretionary)	5,094
83	Genexine, Inc. (Health Care)*	3,207
19	Green Cross Corp. (Health Care)	2,876
223	GS Engineering & Construction Corp. (Industrials)	7,947
279	GS Holdings Corp. (Energy)	9,282
155	GS Retail Co. Ltd. (Consumer Staples)	3,423
1,061	Hana Financial Group, Inc. (Financials)	42,975
62	Hanjin Kal Corp. (Industrials)*	2,718
278	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	8,139
23	Hanmi Pharm Co. Ltd. (Health Care)*	5,069
115	Hanmi Science Co. Ltd. (Health Care)*	4,347
583	Hanon Systems (Consumer Discretionary)	5,600
33	Hansol Chemical Co. Ltd. (Materials)	5,887
43	Hanssem Co. Ltd. (Consumer Discretionary)	2,611
115	Hanwha Aerospace Co. Ltd. (Industrials)	4,974
128	Hanwha Corp. (Industrials)	3,231
1,675	Hanwha Life Insurance Co. Ltd. (Financials)*	4,117
424	Hanwha Solutions Corp. (Materials)*	11,937
208	Hanwha Systems Co. Ltd. (Industrials)	2,716
147	HDC Hyundai Development Co.-Engineering & Construction, Class E (Industrials)	1,962
151	Helixmith Co. Ltd. (Health Care)*	2,524
114	Hite Jinro Co. Ltd. (Consumer Staples)*	3,375
385	HLB, Inc. (Consumer Discretionary)*	9,958
1,088	HMM Co. Ltd. (Industrials)*	26,106
132	Hotel Shilla Co. Ltd. (Consumer Discretionary)	8,838
29	Hugel, Inc. (Health Care)	3,541
53	HYBE Co. Ltd. (Communication Services)*	12,717
9	Hyosung Advanced Materials Corp. (Materials)	3,473
9	Hyosung TNC Corp. (Materials)	3,608
24	Hyundai Autoever Corp. (Information Technology)	2,146
59	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	3,818
368	Hyundai Doosan Infracore Co. Ltd. (Industrials)*	2,069
95	Hyundai Elevator Co. Ltd. (Industrials)*	2,983
254	Hyundai Engineering & Construction Co. Ltd. (Industrials)	9,147
63	Hyundai Glovis Co. Ltd. (Industrials)	9,222
74	Hyundai Heavy Industries Co. Ltd. (Industrials)*	6,739
167	Hyundai Heavy Industries Holdings Co. Ltd. (Energy)	7,139

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
205	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	$4,910
79	Hyundai Mipo Dockyard Co. Ltd. (Industrials)	5,243
220	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	40,986
471	Hyundai Motor Co. (Consumer Discretionary)	68,553
309	Hyundai Steel Co. (Materials)	10,203
80	Iljin Materials Co. Ltd. (Information Technology)	6,048
950	Industrial Bank of Korea (Financials)	8,494
1,092	Kakao Corp. (Communication Services)	85,464
139	Kakao Games Corp. (Communication Services)*	8,497
45	Kakao Pay Corp. (Information Technology)*	5,595
815	KakaoBank Corp. (Financials)*	32,536
487	Kangwon Land, Inc. (Consumer Discretionary)*	10,734
1,298	KB Financial Group, Inc. (Financials)	64,449
15	KCC Corp. (Materials)	4,136
76	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	2,339
886	Kia Corp. (Consumer Discretionary)	54,382
54	KIWOOM Securities Co. Ltd. (Financials)*	4,559
104	KMW Co. Ltd. (Information Technology)	2,686
47	Kolmar BNH Co. Ltd. (Consumer Staples)*	1,394
305	Korea Aerospace Industries Ltd. (Industrials)*	9,411
1,053	Korea Electric Power Corp. (Utilities)	20,318
118	Korea Gas Corp. (Utilities)	4,029
151	Korea Investment Holdings Co. Ltd. (Financials)*	9,947
163	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	11,957
37	Korea Zinc Co. Ltd. (Materials)	16,925
713	Korean Air Lines Co. Ltd. (Industrials)*	17,375
81	Krafton, Inc. (Communication Services)*	19,874
262	KT Corp. (Communication Services)	6,973
404	KT&G Corp. (Consumer Staples)	26,813
66	Kumho Petrochemical Co. Ltd. (Materials)*	8,810
89	L&F Co. Ltd. (Information Technology)	14,434
39	LEENO Industrial, Inc. (Information Technology)	5,842
165	LG Chem Ltd. (Materials)	77,536
408	LG Corp. (Industrials)	25,518
847	LG Display Co. Ltd. (Information Technology)	13,173
383	LG Electronics, Inc. (Consumer Discretionary)	39,340
34	LG Household & Health Care Ltd. (Consumer Staples)	26,864

Common Stocks – (continued)
South Korea – (continued)
49	LG Innotek Co. Ltd. (Information Technology)	13,326
910	LG Uplus Corp. (Communication Services)	9,953
51	Lotte Chemical Corp. (Materials)	9,332
133	Lotte Corp. (Industrials)	3,213
45	Lotte Shopping Co. Ltd. (Consumer Discretionary)	3,193
79	LS Corp. (Industrials)	3,200
177	LX Holdings Corp. (Industrials)*	1,437
109	Mando Corp. (Consumer Discretionary)	4,111
59	MedPacto, Inc. (Health Care)*	1,705
22	Medytox, Inc. (Health Care)*	2,229
144	Meritz Financial Group, Inc. (Financials)	4,413
152	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	5,196
1,039	Meritz Securities Co. Ltd. (Financials)	5,064
1,043	Mirae Asset Securities Co. Ltd. (Financials)	7,625
508	NAVER Corp. (Communication Services)	134,357
58	NCSoft Corp. (Communication Services)	21,394
75	Netmarble Corp. (Communication Services)(b)	6,394
465	NH Investment & Securities Co. Ltd. (Financials)	4,467
13	NongShim Co. Ltd. (Consumer Staples)	3,319
75	OCI Co. Ltd. (Materials)	6,550
82	Orion Corp. (Consumer Staples)	6,240
926	Pan Ocean Co. Ltd. (Industrials)	5,060
117	Pearl Abyss Corp. (Communication Services)*	9,254
270	POSCO (Materials)	64,000
115	POSCO Chemical Co. Ltd. (Materials)	10,856
185	Posco International Corp. (Industrials)	3,177
73	S-1 Corp. (Industrials)	4,238
54	Samsung Biologics Co. Ltd. (Health Care)*(b)	34,986
289	Samsung C&T Corp. (Industrials)	26,440
111	Samsung Card Co. Ltd. (Financials)	2,968
193	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	26,646
19,378	Samsung Electronics Co. Ltd. (Information Technology)	1,162,019
595	Samsung Engineering Co. Ltd. (Industrials)*	11,481
116	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	18,379
262	Samsung Life Insurance Co. Ltd. (Financials)	13,031
185	Samsung SDI Co. Ltd. (Information Technology)	84,318
119	Samsung SDS Co. Ltd. (Information Technology)	13,856
208	Samsung Securities Co. Ltd. (Financials)	7,318
157	SD Biosensor, Inc. (Health Care)	7,130

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
159	Seegene, Inc. (Health Care)	$6,784
154	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	4,444
1,800	Shinhan Financial Group Co. Ltd. (Financials)	58,461
26	Shinsegae, Inc. (Consumer Discretionary)	5,655
92	SK Biopharmaceuticals Co. Ltd. (Health Care)*	6,473
68	SK Bioscience Co. Ltd. (Health Care)*	8,257
42	SK Chemicals Co. Ltd. (Materials)	4,366
1,930	SK Hynix, Inc. (Information Technology)	198,241
99	SK IE Technology Co. Ltd. (Materials)*(b)	10,169
171	SK Innovation Co. Ltd. (Energy)*	28,505
525	SK Networks Co. Ltd. (Industrials)	1,926
403	SK Square Co. Ltd. (Information Technology)*	18,703
219	SK Telecom Co. Ltd. (Communication Services)	9,945
129	SK, Inc. (Industrials)	24,408
70	SKC Co. Ltd. (Materials)	8,005
133	S-Oil Corp. (Energy)	9,347
51	Solus Advanced Materials Co. Ltd. (Information Technology)	2,672
17	Soulbrain Co. Ltd./New (Materials)	3,214
459	SSANGYONG C&E Co. Ltd. (Materials)	2,894
52	Studio Dragon Corp. (Communication Services)*	3,689
67	Wemade Co. Ltd. (Communication Services)	6,080
121	WONIK IPS Co. Ltd. (Information Technology)	3,608
2,004	Woori Financial Group, Inc. (Financials)	23,834
162	Yuhan Corp. (Health Care)	7,828

		3,501,360

Taiwan – 16.1%
1,908	Accton Technology Corp. (Information Technology)	17,151
12,248	Acer, Inc. (Information Technology)	12,582
1,651	Advantech Co. Ltd. (Information Technology)	21,583
13,528	ASE Technology Holding Co. Ltd. (Information Technology)	47,916
9,030	Asia Cement Corp. (Materials)	14,527
113	ASMedia Technology, Inc. (Information Technology)	6,852
2,581	Asustek Computer, Inc. (Information Technology)	34,202
33,195	AU Optronics Corp. (Information Technology)	24,332
2,735	Catcher Technology Co. Ltd. (Information Technology)	13,951
30,664	Cathay Financial Holding Co. Ltd. (Financials)	68,142
5,291	Chailease Holding Co. Ltd. (Financials)	47,371

Common Stocks – (continued)
Taiwan – (continued)
21,192	Chang Hwa Commercial Bank Ltd. (Financials)	13,380
6,604	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	8,386
2,395	Chicony Electronics Co. Ltd. (Information Technology)	7,654
11,528	China Airlines Ltd. (Industrials)*	11,472
67,145	China Development Financial Holding Corp. (Financials)	45,386
46,809	China Steel Corp. (Materials)	60,108
1,551	Chroma ATE, Inc. (Information Technology)	10,428
15,581	Chunghwa Telecom Co. Ltd. (Communication Services)	69,193
16,951	Compal Electronics, Inc. (Information Technology)	15,358
74,299	CTBC Financial Holding Co. Ltd. (Financials)	71,954
7,580	Delta Electronics, Inc. (Information Technology)	66,648
740	Eclat Textile Co. Ltd. (Consumer Discretionary)	15,283
259	eMemory Technology, Inc. (Information Technology)	17,045
48,233	E.Sun Financial Holding Co. Ltd. (Financials)	50,667
9,230	Eva Airways Corp. (Industrials)*	10,618
10,301	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	52,727
12,741	Far Eastern New Century Corp. (Industrials)	13,430
6,545	Far EasTone Telecommunications Co. Ltd. (Communication Services)	16,179
1,717	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	12,678
41,253	First Financial Holding Co. Ltd. (Financials)	37,817
13,389	Formosa Chemicals & Fibre Corp. (Materials)	37,729
4,654	Formosa Petrochemical Corp. (Energy)	16,235
19,090	Formosa Plastics Corp. (Materials)	71,498
254	Formosa Sumco Technology Corp. (Information Technology)	2,328
3,350	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	3,406
3,858	Foxconn Technology Co. Ltd. (Information Technology)	8,780
28,896	Fubon Financial Holding Co. Ltd. (Financials)	77,406
1,159	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	11,968
830	Globalwafers Co. Ltd. (Information Technology)	20,369
4,287	Highwealth Construction Corp. (Real Estate)	7,485
1,094	Hiwin Technologies Corp. (Industrials)	10,321

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
48,429	Hon Hai Precision Industry Co. Ltd. (Information Technology)	$177,927
1,129	Hotai Motor Co. Ltd. (Consumer Discretionary)	25,371
39,136	Hua Nan Financial Holdings Co. Ltd. (Financials)	30,851
38,106	Innolux Corp. (Information Technology)	22,767
10,632	Inventec Corp. (Information Technology)	9,727
362	Largan Precision Co. Ltd. (Information Technology)	26,083
8,411	Lite-On Technology Corp. (Information Technology)	20,521
7,378	Macronix International Co. Ltd. (Information Technology)	11,448
5,965	MediaTek, Inc. (Information Technology)	230,855
40,942	Mega Financial Holding Co. Ltd. (Financials)	54,911
812	Merida Industry Co. Ltd. (Consumer Discretionary)	8,197
2,729	Micro-Star International Co. Ltd. (Information Technology)	15,137
256	momo.com, Inc. (Consumer Discretionary)	8,976
19,330	Nan Ya Plastics Corp. (Materials)	60,469
874	Nan Ya Printed Circuit Board Corp. (Information Technology)	16,336
4,724	Nanya Technology Corp. (Information Technology)	12,992
551	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	7,095
2,177	Novatek Microelectronics Corp. (Information Technology)	35,449
939	Oneness Biotech Co. Ltd. (Health Care)*	8,290
6,695	Pegatron Corp. (Information Technology)	16,502
651	Phison Electronics Corp. (Information Technology)	11,843
9,530	Pou Chen Corp. (Consumer Discretionary)	10,912
10,202	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	19,396
2,702	Powertech Technology, Inc. (Information Technology)	9,079
2,149	President Chain Store Corp. (Consumer Staples)	20,045
10,656	Quanta Computer, Inc. (Information Technology)	35,311
1,769	Realtek Semiconductor Corp. (Information Technology)	28,773
4,995	Ruentex Development Co. Ltd. (Real Estate)	12,757
1,995	Ruentex Industries Ltd. (Consumer Discretionary)	8,184
16,222	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	26,501
47,480	Shin Kong Financial Holding Co. Ltd. (Financials)	19,053

Common Stocks – (continued)
Taiwan – (continued)
149	Silicon Motion Technology Corp. ADR (Information Technology)	10,808
2,076	Sino-American Silicon Products, Inc. (Information Technology)	13,477
40,750	SinoPac Financial Holdings Co. Ltd. (Financials)	24,856
2,295	Standard Foods Corp. (Consumer Staples)	4,159
5,323	Synnex Technology International Corp. (Information Technology)	13,652
41,962	Taishin Financial Holding Co. Ltd. (Financials)	29,187
22,909	Taiwan Business Bank (Financials)	9,070
21,428	Taiwan Cement Corp. (Materials)	36,191
36,930	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	34,842
2,954	Taiwan Fertilizer Co. Ltd. (Materials)	7,207
8,611	Taiwan High Speed Rail Corp. (Industrials)	9,076
6,953	Taiwan Mobile Co. Ltd. (Communication Services)	25,669
99,498	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	2,143,634
8,507	Tatung Co. Ltd. (Industrials)*	9,483
6,909	Teco Electric and Machinery Co. Ltd. (Industrials)	7,406
1,940	Tripod Technology Corp. (Information Technology)	8,823
4,714	Unimicron Technology Corp. (Information Technology)	42,709
18,994	Uni-President Enterprises Corp. (Consumer Staples)	45,461
46,266	United Microelectronics Corp. (Information Technology)	85,980
3,667	Vanguard International Semiconductor Corp. (Information Technology)	16,415
1,202	VisEra Technologies Co. Ltd. (Information Technology)	21,995
267	Voltronic Power Technology Corp. (Industrials)	13,714
11,177	Walsin Lihwa Corp. (Industrials)	11,123
1,230	Walsin Technology Corp. (Information Technology)*	6,406
2,352	Wan Hai Lines Ltd. (Industrials)	15,688
1,273	Win Semiconductors Corp. (Information Technology)	13,713
11,513	Winbond Electronics Corp. (Information Technology)	13,552
11,211	Wistron Corp. (Information Technology)	11,757
337	Wiwynn Corp. (Information Technology)	11,864
6,510	WPG Holdings Ltd. (Information Technology)	12,934
1,462	Yageo Corp. (Information Technology)	23,545
7,156	Yang Ming Marine Transport Corp. (Industrials)*	29,482

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
46,277	Yuanta Financial Holding Co. Ltd. (Financials)	$41,020
2,195	Yulon Motor Co. Ltd. (Consumer Discretionary)	3,198
2,413	Zhen Ding Technology Holding Ltd. (Information Technology)	7,919

		5,000,318

Tanzania – 0.1%
1,494	AngloGold Ashanti Ltd. (Materials)	35,142

Thailand – 2.2%
4,108	Advanced Info Service PCL NVDR (Communication Services)	28,791
16,938	Airports of Thailand PCL NVDR (Industrials)*	33,306
35,817	Asset World Corp. PCL NVDR (Consumer Discretionary)*	5,262
3,464	B Grimm Power PCL NVDR (Utilities)	3,657
4,153	Bangkok Bank PCL NVDR (Financials)	17,794
7,452	Bangkok Commercial Asset Management PCL NVDR (Financials)	4,995
22,467	Bangkok Dusit Medical Services PCL NVDR (Health Care)	16,296
34,370	Bangkok Expressway & Metro PCL NVDR (Industrials)	9,362
13,843	Banpu PCL NVDR (Energy)	4,618
3,200	Banpu Power PCL NVDR (Utilities)	1,636
3,869	Berli Jucker PCL NVDR (Consumer Staples)	3,967
33,050	BTS Group Holdings PCL NVDR (Industrials)	9,609
1,996	Bumrungrad Hospital PCL NVDR (Health Care)	9,377
1,506	Carabao Group PCL NVDR (Consumer Staples)	4,909
6,807	Central Pattana PCL NVDR (Real Estate)	11,510
13,283	Central Retail Corp. PCL NVDR (Consumer Discretionary)	15,549
14,916	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	11,527
1,823	Com7 PCL NVDR (Consumer Discretionary)	4,603
21,307	CP ALL PCL NVDR (Consumer Staples)	44,342
3,581	Dohome PCL NVDR (Consumer Discretionary)	2,586
992	Electricity Generating PCL NVDR (Utilities)	5,450
8,507	Energy Absolute PCL NVDR (Utilities)	24,733
150	Fabrinet (Information Technology)*	15,020
2,699	Global Power Synergy PCL NVDR (Utilities)	6,195
18,428	Gulf Energy Development PCL NVDR (Utilities)	28,481
2,313	Hana Microelectronics PCL NVDR (Information Technology)	3,610

Common Stocks – (continued)
Thailand – (continued)
20,549	Home Product Center PCL NVDR (Consumer Discretionary)	9,559
8,492	Indorama Ventures PCL NVDR (Materials)	11,695
7,222	Intouch Holdings PCL NVDR (Communication Services)	16,743
43,451	IRPC PCL NVDR (Energy)	5,053
6,496	Kasikornbank PCL NVDR (Financials)	32,505
2,826	KCE Electronics PCL NVDR (Information Technology)	5,233
1,785	Kerry Express Thailand PCL NVDR (Industrials)	1,224
17,575	Krung Thai Bank PCL NVDR (Financials)	7,530
4,288	Krungthai Card PCL NVDR (Financials)	8,300
24,330	Land & Houses PCL NVDR (Real Estate)	7,148
12,824	Minor International PCL NVDR (Consumer Discretionary)*	12,068
3,048	Muangthai Capital PCL NVDR (Financials)	4,804
4,526	Ngern Tid Lor PCL NVDR (Financials)*	5,194
5,868	Osotspa PCL NVDR (Consumer Staples)	6,330
5,139	PTT Exploration & Production PCL NVDR (Energy)	21,468
8,764	PTT Global Chemical PCL NVDR (Materials)	14,216
11,866	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	9,351
41,543	PTT PCL NVDR (Energy)	50,220
1,862	Ratch Group PCL NVDR (Utilities)	2,621
4,675	SCG Packaging PCL NVDR (Materials)	8,763
1,726	Siam Cement PCL (The) NVDR (Materials)	20,707
7,575	Siam Commercial Bank PCL (The) NVDR (Financials)	29,095
6,086	Siam Global House PCL NVDR (Consumer Discretionary)	3,669
3,187	Sri Trang Agro-Industry PCL NVDR (Consumer Discretionary)	2,609
4,005	Sri Trang Gloves Thailand PCL NVDR (Health Care)	3,156
2,629	Srisawad Corp. PCL NVDR (Financials)	4,647
25,237	STARK Corp. PCL NVDR (Industrials)*	3,615
24,196	Thai Beverage PCL (Consumer Staples)	11,853
4,217	Thai Oil PCL NVDR (Energy)	6,937
11,637	Thai Union Group PCL NVDR (Consumer Staples)	7,265
2,051	Tisco Financial Group PCL NVDR (Financials)	6,136
174,989	TMBThanachart Bank PCL NVDR (Financials)	7,337
2,201	TOA Paint Thailand PCL NVDR (Materials)	1,953
2,585	Total Access Communication PCL NVDR (Communication Services)	3,718

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
81,318	True Corp. PCL NVDR (Communication Services)	$12,443
17,838	VGI PCL NVDR (Communication Services)	3,166

		695,516

Turkey – 0.5%
279	AG Anadolu Grubu Holding AS (Industrials)	651
13,362	Akbank TAS (Financials)	6,778
125	Akcansa Cimento AS (Materials)	149
603	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	1,564
1,222	Aksa Enerji Uretim AS (Utilities)*	1,137
7	Alarko Carrier Sanayii VE Ticaret AS (Industrials)	140
637	Alarko Holding AS (Industrials)	837
929	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	1,619
870	Arcelik AS (Consumer Discretionary)	3,474
2,502	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	4,015
553	Aydem Yenilenebilir Enerji AS (Utilities)*	315
390	Aygaz AS (Utilities)	704
309	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	251
1,529	Bera Holding AS (Industrials)*	902
1,925	BIM Birlesik Magazalar AS (Consumer Staples)	10,153
470	Biotrend Cevre VE Enerji Yatirimlari AS (Utilities)*	162
126	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	217
26	Borusan Yatirim ve Pazarlama AS (Financials)	647
188	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	356
316	Can2 Termik AS (Utilities)*	420
10	Celebi Hava Servisi AS (Industrials)*	136
210	Cimsa Cimento Sanayi VE Ticaret AS (Materials)*	489
316	Coca-Cola Icecek AS (Consumer Staples)	2,478
151	Deva Holding AS (Health Care)	306
1,216	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (Consumer Discretionary)*	2,165
4,537	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	832
138	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	468
87	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	256
5	EGE Endustri VE Ticaret AS (Consumer Discretionary)	641

Common Stocks – (continued)
Turkey – (continued)
575	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	307
9,169	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	1,317
1,220	Enerjisa Enerji AS (Utilities)(b)	1,165
6,886	Enka Insaat ve Sanayi AS (Industrials)	6,086
5,291	Eregli Demir ve Celik Fabrikalari TAS (Materials)	11,865
158	Fenerbahce Futbol AS (Communication Services)*	273
281	Ford Otomotiv Sanayi AS (Consumer Discretionary)	5,466
342	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)*	321
260	Gubre Fabrikalari TAS (Materials)*	1,428
5,438	Haci Omer Sabanci Holding AS (Financials)	6,097
1,506	Hektas Ticaret TAS (Materials)*	1,403
517	Is Yatirim Menkul Degerler AS (Financials)	654
2,699	Izmir Demir Celik Sanayi AS (Materials)*	397
85	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	354
881	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	646
3,579	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	3,029
69	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	222
572	Kerevitas Gida Sanayi ve Ticaret AS (Consumer Staples)*	154
2,758	KOC Holding AS (Industrials)	6,296
4	Konya Cimento Sanayii AS (Materials)*	252
252	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	581
218	Koza Altin Isletmeleri AS (Materials)*	1,801
896	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,268
296	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	880
379	Migros Ticaret AS (Consumer Staples)*	984
299	MLP Saglik Hizmetleri AS (Health Care)*(b)	639
252	Nuh Cimento Sanayi AS (Materials)	764
315	Nurol Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	113
33	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	961
1,207	Oyak Cimento Fabrikalari AS (Materials)*	632
185	Pegasus Hava Tasimaciligi AS (Industrials)*	1,248
67	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	1,450

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
4,029	Petkim Petrokimya Holding AS (Materials)*	$2,253
1,059	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	1,299
762	Sasa Polyester Sanayi AS (Materials)*	2,554
464	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	350
50	Servet Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	321
1,384	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	603
1,357	Sok Marketler Ticaret AS (Consumer Staples)	1,106
892	TAV Havalimanlari Holding AS (Industrials)*	2,168
847	Tekfen Holding AS (Industrials)*	1,131
584	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	3,384
712	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	274
2,986	Turk Hava Yollari AO (Industrials)*	5,520
150	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	389
1,982	Turk Telekomunikasyon AS (Communication Services)	1,238
64	Turk Traktor ve Ziraat Makineleri AS (Industrials)	983
4,880	Turkcell Iletisim Hizmetleri AS (Communication Services)	7,225
8,957	Turkiye Garanti Bankasi AS (Financials)	7,161
2,599	Turkiye Halk Bankasi AS (Financials)*	821
6,361	Turkiye Is Bankasi AS, Class C (Financials)	3,653
522	Turkiye Petrol Rafinerileri AS (Energy)*	7,265
814	Turkiye Sigorta AS (Financials)	255
5,566	Turkiye Sinai Kalkinma Bankasi AS (Financials)	518
5,403	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	4,826
4,498	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	1,084
713	Ulker Biskuvi Sanayi AS (Consumer Staples)	764
439	Vakif Finansal Kiralama AS (Financials)*	93
108	Verusa Holding AS (Financials)	373
1,009	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	514
356	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)	578
10,428	Yapi ve Kredi Bankasi AS (Financials)	2,694
4,715	Zorlu Enerji Elektrik Uretim AS (Utilities)*	514

		163,226

Common Stocks – (continued)
United Arab Emirates – 1.7%
11,364	Abu Dhabi Commercial Bank PJSC (Financials)	33,290
12,225	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	13,713
15,011	Aldar Properties PJSC (Real Estate)	17,165
5,493	Alpha Dhabi Holding PJSC (Industrials)*	40,707
11,908	Dubai Islamic Bank PJSC (Financials)	19,744
16,479	Emaar Properties PJSC (Real Estate)	22,791
10,106	Emirates NBD Bank PJSC (Financials)	39,345
14,302	Emirates Telecommunications Group Co. PJSC (Communication Services)	136,204
17,958	First Abu Dhabi Bank PJSC (Financials)	101,107
1,967	International Holding Co. PJSC (Consumer Staples)*	100,785

		524,851

United States – 0.1%
3,375	JBS SA (Consumer Staples)	23,512

TOTAL COMMON STOCKS
(Cost $22,766,102)		$29,945,921

Shares	Description	Rate	Value

Preferred Stocks – 2.3%
Brazil – 1.3%
828	Alpargatas SA, Class Preference (Consumer Discretionary)	1.70%	$4,136
19,447	Banco Bradesco SA (Financials)	4.89	76,819
1,118	Bradespar SA (Materials)	32.62	6,537
764	Braskem SA, Class A (Materials)	15.73	7,078
1,088	Centrais Eletricas Brasileiras SA, Class B (Utilities)	6.10	7,267
4,662	Cia Energetica de Minas Gerais (Utilities)	8.39	11,583
4,660	Gerdau SA (Materials)	10.77	23,030
19,835	Itau Unibanco Holding SA (Financials)	2.93	98,064
19,310	Itausa SA (Financials)	4.86	37,558
18,776	Petroleo Brasileiro SA (Energy)	16.47	123,917
4,136	Raizen SA (Energy)	0.61	4,584
2,093	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	8.88	5,976

			406,549

Chile – 0.1%
1,625	Embotelladora Andina SA, Class B (Consumer Staples)	7.47	3,555

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Chile – (continued)
586	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	2.81%	$39,077

			42,632

Colombia – 0.1%
1,859	Bancolombia SA (Financials)	0.71	16,588
15,282	Grupo Aval Acciones y Valores SA (Financials)	5.09	4,154

			20,742

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)(c)	14.27	3,182
31,665	Surgutneftegas PJSC (Energy)(c)	22.52	4,541
640	Tatneft PJSC (Energy)(c)	12.41	1,369

			9,092

South Korea – 0.8%
50	Amorepacific Corp. (Consumer Staples)	1.25	3,190
151	Hyundai Motor Co. (Consumer Discretionary)	5.70	11,077
11	Hyundai Motor Co. (Consumer Discretionary)	5.89	773
92	Hyundai Motor Co. (Consumer Discretionary)	5.73	6,695
28	Korea Investment Holdings Co. Ltd. (Financials)*	5.28	1,507
13	Kumho Petrochemical Co. Ltd. (Materials)*	3.97	898
31	LG Chem Ltd. (Materials)	4.42	6,974
73	LG Electronics, Inc. (Consumer Discretionary)	1.48	3,619
676	Mirae Asset Securities Co. Ltd. (Financials)	6.62	2,516
84	NH Investment & Securities Co. Ltd. (Financials)	9.87	747
14	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2.32	1,063
3,373	Samsung Electronics Co. Ltd. (Information Technology)	2.19	185,433
13	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	7.65	1,676
7	Samsung SDI Co. Ltd. (Information Technology)	0.36	1,694
6	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	0.17	272
9	SK Chemicals Co. Ltd. (Materials)	4.57	487
6	SK Innovation Co. Ltd. (Energy)	0.04	609
15	S-Oil Corp. (Energy)	7.30	636

			229,866

Preferred Stocks – (continued)
Taiwan – 0.0%
7,491	China Development Financial Holding Corp. (Financials)*	0.00	2,490

TOTAL PREFERRED STOCKS
(Cost $569,477)			$711,371

Units	Description	Expiration Month	Value

Rights – 0.0%
South Korea – 0.0%
3	Samsung Biologics Co. Ltd.*	04/22	$349

Thailand – 0.0%
5,351	VGI PCL*	04/22	—

TOTAL RIGHTS
(Cost $0)			$349

Shares	Description	Value

Exchange-Traded Fund – 1.1%
United States – 1.1%
12,873	iShares MSCI Malaysia ETF
(Cost $302,161)		$333,797

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $23,637,740)		$30,991,438

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
104,541	0.026%	$104,541
(Cost $104,541)

TOTAL INVESTMENTS – 99.9%
(Cost $23,742,282)		$31,095,979

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		22,580

NET ASSETS – 100.0%		$31,118,559

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	Percent of Market Value
Financials	21.6%
Information Technology	21.3%
Consumer Discretionary	13.1%
Communication Services	10.4%
Materials	8.3%
Consumer Staples	6.3%
Energy	5.4%
Industrials	5.3%
Health Care	2.8%
Utilities	2.5%
Real Estate	1.9%
Exchange-Traded Fund	1.1%

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 8.4%
14,940	AGL Energy Ltd. (Utilities)	$81,526
58,780	Alumina Ltd. (Materials)	84,241
72,935	AMP Ltd. (Financials)*	50,014
5,416	Ampol Ltd. (Energy)	115,821
26,922	APA Group (Utilities)	196,336
14,309	Aristocrat Leisure Ltd. (Consumer Discretionary)	386,987
4,340	ASX Ltd. (Financials)	259,284
41,955	Aurizon Holdings Ltd. (Industrials)	106,556
64,106	Australia & New Zealand Banking Group Ltd. (Financials)	1,209,947
114,824	BHP Group Ltd. (Materials)	3,887,807
11,161	BlueScope Steel Ltd. (Materials)	163,923
7,630	Boral Ltd. (Materials)	20,098
32,600	Brambles Ltd. (Industrials)	234,196
5,739	carsales.com Ltd. (Communication Services)	85,372
10,017	Charter Hall Group REIT (Real Estate)	121,898
1,518	CIMIC Group Ltd. (Industrials)	24,333
1,492	Cochlear Ltd. (Health Care)	241,327
28,839	Coles Group Ltd. (Consumer Staples)	363,712
38,577	Commonwealth Bank of Australia (Financials)	2,616,264
12,567	Computershare Ltd. (Information Technology)	197,523
9,890	Crown Resorts Ltd. (Consumer Discretionary)*	88,847
10,872	CSL Ltd. (Health Care)	2,051,052
24,330	Dexus REIT (Real Estate)	192,793
1,346	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	77,112
3,238	EBOS Group Ltd. (Health Care)	85,396
30,511	Endeavour Group Ltd. (Consumer Staples)	158,525
40,624	Evolution Mining Ltd. (Materials)	125,875
40,767	Fortescue Metals Group Ltd. (Materials)	536,924
252,341	Glencore PLC (Materials)*	1,497,026
41,306	Goodman Group REIT (Real Estate)	666,316
43,566	GPT Group (The) REIT (Real Estate)	156,172
4,755	IDP Education Ltd. (Consumer Discretionary)	90,609
16,852	IGO Ltd. (Materials)	133,659
56,156	Insurance Australia Group Ltd. (Financials)	187,448
15,122	Lendlease Corp. Ltd. (Real Estate)	115,878
8,382	Macquarie Group Ltd. (Financials)	1,099,576
3,349	Magellan Financial Group Ltd. (Financials)(a)	44,716
62,633	Medibank Pvt Ltd. (Financials)	144,530
3,735	Mineral Resources Ltd. (Materials)	122,641
89,566	Mirvac Group REIT (Real Estate)	168,333
74,452	National Australia Bank Ltd. (Financials)	1,563,516

Common Stocks – (continued)
Australia – (continued)
18,620	Newcrest Mining Ltd. (Materials)	346,843
26,180	Northern Star Resources Ltd. (Materials)	195,865
9,236	Orica Ltd. (Materials)	97,784
39,759	Origin Energy Ltd. (Utilities)	164,451
7,064	OZ Minerals Ltd. (Materials)	130,713
42,820	Qantas Airways Ltd. (Industrials)*	157,537
33,536	QBE Insurance Group Ltd. (Financials)	279,614
4,221	Ramsay Health Care Ltd. (Health Care)	195,938
1,143	REA Group Ltd. (Communication Services)	109,218
6,782	Reece Ltd. (Industrials)	95,327
8,397	Rio Tinto Ltd. (Materials)	720,043
24,306	Rio Tinto PLC (Materials)	1,888,595
77,235	Santos Ltd. (Energy)	406,891
118,278	Scentre Group REIT (Real Estate)	263,493
7,412	SEEK Ltd. (Communication Services)	143,445
4,080	Seven Group Holdings Ltd. (Industrials)	65,697
10,833	Sonic Healthcare Ltd. (Health Care)	275,527
102,005	South32 Ltd. (Materials)	356,036
49,706	Stockland REIT (Real Estate)	150,048
28,749	Suncorp Group Ltd. (Financials)	224,681
58,286	Sydney Airport (Industrials)*	368,815
50,456	Tabcorp Holdings Ltd. (Consumer Discretionary)	182,701
267,381	Telstra Corp. Ltd. (Communication Services)	768,339
9,483	TPG Telecom Ltd. (Communication Services)	38,467
69,923	Transurban Group (Industrials)	643,886
16,468	Treasury Wine Estates Ltd. (Consumer Staples)	138,859
87,309	Vicinity Centres REIT (Real Estate)	114,040
5,254	Washington H Soul Pattinson & Co. Ltd. (Energy)	96,000
25,828	Wesfarmers Ltd. (Consumer Discretionary)	903,182
83,479	Westpac Banking Corp. (Financials)	1,381,751
3,599	WiseTech Global Ltd. (Information Technology)	113,814
22,065	Woodside Petroleum Ltd. (Energy)	456,967
27,623	Woolworths Group Ltd. (Consumer Staples)	711,384

		31,940,060

Austria – 0.4%
5,955	ams-OSRAM AG (Information Technology)*	93,078
1,644	ANDRITZ AG (Industrials)	73,862
2,003	BAWAG Group AG (Financials)*(b)	108,079
928	CA Immobilien Anlagen AG (Real Estate)	31,947

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Austria – (continued)
7,363	Erste Group Bank AG (Financials)	$264,561
806	EVN AG (Utilities)	22,497
319	Mayr Melnhof Karton AG (Materials)	60,410
11,072	Mondi PLC (Materials)	233,460
3,256	OMV AG (Energy)	154,990
3,092	Raiffeisen Bank International AG (Financials)	50,948
1,506	Verbund AG (Utilities)	182,686
832	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	21,867
2,537	voestalpine AG (Materials)	83,891
2,557	Wienerberger AG (Materials)	76,913

		1,459,189

Belgium – 0.9%
504	Ackermans & van Haaren NV (Industrials)	94,538
3,954	Ageas SA/NV (Financials)	190,880
16,200	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,003,319
1,427	Azelis Group NV (Industrials)*	28,783
502	D’ieteren Group (Consumer Discretionary)	81,476
656	Elia Group SA/NV (Utilities)	94,755
1,194	Etablissements Franz Colruyt NV (Consumer Staples)	47,850
2,292	Groupe Bruxelles Lambert SA (Financials)	239,262
6,395	KBC Group NV (Financials)	463,439
3,236	Proximus SADP (Communication Services)	64,552
342	Sofina SA (Financials)	133,372
1,674	Solvay SA (Materials)	187,497
1,002	Telenet Group Holding NV (Communication Services)	35,001
2,666	UCB SA (Health Care)	292,558
4,401	Umicore SA (Materials)	181,366
3,205	Warehouses De Pauw CVA REIT (Real Estate)	126,787

		3,265,435

Brazil – 0.1%
3,705	Yara International ASA (Materials)	188,754

Chile – 0.0%
7,893	Antofagasta PLC (Materials)	161,081

China – 1.0%
93,001	Alibaba Health Information Technology Ltd. (Consumer Discretionary)*	64,749
38,908	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	120,752
14,696	BYD Electronic International Co. Ltd. (Information Technology)	41,190
78,117	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*	33,991

Common Stocks – (continued)
China – (continued)
50,951	China Gas Holdings Ltd. (Utilities)	80,596
40,153	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)*	83,454
193,741	CSPC Pharmaceutical Group Ltd. (Health Care)	229,354
39,555	ESR Cayman Ltd. (Real Estate)*(b)	122,254
52,315	Fosun International Ltd. (Industrials)	56,709
1,768	Futu Holdings Ltd. ADR (Financials)*	75,582
131,993	Geely Automobile Holdings Ltd. (Consumer Discretionary)	243,590
1,131	JOYY, Inc. ADR (Communication Services)	52,354
6,040	NXP Semiconductors NV (Information Technology)	1,148,325
19,641	Prosus NV (Consumer Discretionary)*	1,222,609
28,068	Shimao Group Holdings Ltd. (Real Estate)	16,775
45,140	Sun Art Retail Group Ltd. (Consumer Staples)	16,233
31,174	Wharf Holdings Ltd. (The) (Real Estate)	112,508
42,514	Wilmar International Ltd. (Consumer Staples)	137,177
63,883	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	64,944

		3,923,146

Colombia – 0.0%
2,291	Millicom International Cellular SA SDR (Communication Services)*(a)	53,596

Denmark – 2.4%
3,959	Ambu A/S, Class B (Health Care)	73,411
66	AP Moller – Maersk A/S, Class A (Industrials)	198,322
119	AP Moller – Maersk A/S, Class B (Industrials)	377,707
2,174	Carlsberg AS, Class B (Consumer Staples)	319,146
2,343	Chr Hansen Holding A/S (Materials)	171,447
2,799	Coloplast A/S, Class B (Health Care)	421,886
15,448	Danske Bank A/S (Financials)	262,888
2,251	Demant A/S (Health Care)*	95,138
4,375	DSV A/S (Industrials)	810,583
1,478	Genmab A/S (Health Care)*	497,684
2,904	GN Store Nord AS (Health Care)	153,695
37,284	Novo Nordisk A/S, Class B (Health Care)	3,840,125
4,647	Novozymes A/S, Class B (Materials)	305,377
4,077	Orsted AS (Utilities)(b)	530,175
2,184	Pandora A/S (Consumer Discretionary)	226,099
8,207	Tryg A/S (Financials)	186,631
22,915	Vestas Wind Systems A/S (Industrials)	752,582

		9,222,896

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Faroe Islands – 0.0%
1,133	Bakkafrost P/F (Consumer Staples)	$77,177

Finland – 1.2%
3,280	Elisa OYJ (Communication Services)	182,547
9,586	Fortum OYJ (Utilities)	202,850
2,061	Huhtamaki OYJ (Materials)	75,675
1,795	Kesko OYJ, Class A (Consumer Staples)	48,589
6,069	Kesko OYJ, Class B (Consumer Staples)	179,552
8,274	Kone OYJ, Class B (Industrials)	486,786
15,723	Metso Outotec OYJ (Industrials)	134,040
10,548	Neste OYJ (Energy)	416,796
120,259	Nokia OYJ (Information Technology)*	653,425
77,316	Nordea Bank Abp (Financials)	863,898
2,276	Orion OYJ, Class B (Health Care)	107,344
9,480	Sampo OYJ, Class A (Financials)	451,047
13,220	Stora Enso OYJ, Class R (Materials)	254,952
12,026	UPM-Kymmene OYJ (Materials)	418,736
12,546	Wartsila OYJ Abp (Industrials)	141,903

		4,618,140

France – 9.3%
9,280	Adevinta ASA (Communication Services)*	99,684
753	Aeroports de Paris (Industrials)*	107,413
10,799	Air Liquide SA (Materials)	1,803,648
13,274	Airbus SE (Industrials)*	1,713,086
8,118	Alstom SA (Industrials)	208,805
1,406	Amundi SA (Financials)(b)	98,543
51,457	AXA SA (Financials)	1,403,011
934	BioMerieux (Health Care)	102,935
25,653	BNP Paribas SA (Financials)	1,512,995
20,513	Bollore SA (Communication Services)	104,556
6,782	Bouygues SA (Industrials)	243,914
3,699	Capgemini SE (Information Technology)	782,334
13,573	Carrefour SA (Consumer Staples)	272,889
10,330	Cie de Saint-Gobain (Industrials)	649,169
3,714	Cie Generale des Etablissements Michelin (Consumer Discretionary)	517,274
33,736	Credit Agricole SA (Financials)	434,473
15,001	Danone SA (Consumer Staples)	915,076
15,418	Dassault Systemes SE (Information Technology)	753,138
14,693	Electricite de France SA (Utilities)	134,171
39,884	Engie SA (Utilities)	639,174
6,809	EssilorLuxottica SA (Consumer Discretionary)	1,198,575
773	Hermes International (Consumer Discretionary)	1,078,347
1,655	Kering (Consumer Discretionary)	1,184,303
6,000	L’Oreal SA (Consumer Staples)	2,392,417
5,993	Legrand SA (Industrials)	570,952
5,969	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	4,424,223

Common Stocks – (continued)
France – (continued)
45,695	Orange SA (Communication Services)	555,025
4,202	Pernod Ricard SA (Consumer Staples)	923,407
8,641	Safran SA (Industrials)	1,113,230
24,708	Sanofi (Health Care)	2,593,983
552	Sartorius Stedim Biotech (Health Care)	212,910
18,947	Societe Generale SA (Financials)	545,652
1,792	Sodexo SA (Consumer Discretionary)	151,159
1,313	Teleperformance (Industrials)	489,474
2,408	Thales SA (Industrials)	278,310
60,248	TotalEnergies SE (Energy)	3,085,102
12,903	Vinci SA (Industrials)	1,369,846
16,329	Vivendi SE (Communication Services)	207,434
5,185	Worldline SA (Information Technology)*(b)	267,341

		35,137,978

Germany – 7.1%
3,918	adidas AG (Consumer Discretionary)	933,168
9,040	Allianz SE (Financials)	2,064,254
20,959	BASF SE (Materials)	1,394,814
22,418	Bayer AG (Health Care)	1,297,017
7,323	Bayerische Motoren Werke AG (Consumer Discretionary)	711,973
2,233	Beiersdorf AG (Consumer Staples)	226,783
1,832	BioNTech SE ADR (Health Care)*	276,967
838	Carl Zeiss Meditec AG (Health Care)	132,574
2,464	Continental AG (Consumer Discretionary)*	212,549
4,273	Covestro AG (Materials)(b)	226,581
8,907	Daimler Truck Holding AG (Industrials)*	271,918
43,296	Deutsche Bank AG (Financials)*	547,575
4,184	Deutsche Boerse AG (Financials)	717,609
22,460	Deutsche Post AG (Industrials)	1,139,255
73,997	Deutsche Telekom AG (Communication Services)	1,332,309
48,640	E.ON SE (Utilities)	662,036
4,042	Evonik Industries AG (Materials)	122,080
4,533	Fresenius Medical Care AG & Co. KGaA (Health Care)	291,843
8,970	Fresenius SE & Co. KGaA (Health Care)	314,998
1,370	Hannover Rueck SE (Financials)	253,592
554	Hapag-Lloyd AG (Industrials)(b)	167,511
3,395	HeidelbergCement AG (Materials)	221,703
2,300	Henkel AG & Co. KGaA (Consumer Staples)	177,219
27,418	Infineon Technologies AG (Information Technology)	946,820
1,509	Knorr-Bremse AG (Industrials)	133,898
19,118	Mercedes-Benz Group AG (Consumer Discretionary)	1,506,785
2,949	Merck KGaA (Health Care)	588,102
1,184	MTU Aero Engines AG (Industrials)	287,518

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,195	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	$886,929
2,295	Puma SE (Consumer Discretionary)	211,324
14,264	RWE AG (Utilities)	664,725
23,808	SAP SE (Information Technology)	2,709,414
58	Sartorius AG (Health Care)	23,387
18,423	Siemens AG (Industrials)	2,620,940
9,939	Siemens Energy AG (Industrials)	239,234
6,324	Siemens Healthineers AG (Health Care)(b)	408,287
2,936	Symrise AG (Materials)	351,207
1,216	Talanx AG (Financials)	53,485
17,906	Telefonica Deutschland Holding AG (Communication Services)	49,174
653	Volkswagen AG (Consumer Discretionary)	172,507
17,314	Vonovia SE (Real Estate)	923,737
5,116	Zalando SE (Consumer Discretionary)*(b)	342,364

		26,816,165

Hong Kong – 2.5%
277,875	AIA Group Ltd. (Financials)	2,889,456
7,026	ASM Pacific Technology Ltd. (Information Technology)	76,791
30,119	Bank of East Asia Ltd. (The) (Financials)	50,727
22,226	Cathay Pacific Airways Ltd. (Industrials)*	19,798
44,985	CK Asset Holdings Ltd. (Real Estate)	284,118
13,959	CK Infrastructure Holdings Ltd. (Utilities)	86,644
43,420	CLP Holdings Ltd. (Utilities)	442,052
7,062	Dairy Farm International Holdings Ltd. (Consumer Staples)	18,714
42,023	Hang Lung Properties Ltd. (Real Estate)	88,094
16,636	Hang Seng Bank Ltd. (Financials)	307,013
30,188	Henderson Land Development Co. Ltd. (Real Estate)	125,563
52,040	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	51,349
78,285	HKT Trust & HKT Ltd. (Communication Services)	105,600
249,480	Hong Kong & China Gas Co. Ltd. (Utilities)	377,395
29,124	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,407,428
27,148	Hongkong Land Holdings Ltd. (Real Estate)	146,328
5,783	Jardine Matheson Holdings Ltd. (Industrials)	344,088
48,007	Link REIT (Real Estate)	387,683
10,390	Melco Resorts & Entertainment Ltd. ADR (Consumer Discretionary)*	104,108

Common Stocks – (continued)
Hong Kong – (continued)
35,712	MTR Corp. Ltd. (Industrials)	184,874
31,475	New World Development Co. Ltd. (Real Estate)	125,881
31,414	Power Assets Holdings Ltd. (Utilities)	198,003
226,406	Sino Biopharmaceutical Ltd. (Health Care)	144,298
72,987	Sino Land Co. Ltd. (Real Estate)	91,821
32,903	Sun Hung Kai Properties Ltd. (Real Estate)	382,774
10,618	Swire Pacific Ltd., Class A (Real Estate)	58,704
24,182	Swire Properties Ltd. (Real Estate)	62,825
31,457	Techtronic Industries Co. Ltd. (Industrials)	525,377
173,630	WH Group Ltd. (Consumer Staples)(b)	121,106
33,865	Wharf Real Estate Investment Co. Ltd. (Real Estate)	151,909
38,580	Xinyi Glass Holdings Ltd. (Industrials)	102,453

		9,462,974

Ireland – 0.9%
2,939	AerCap Holdings NV (Industrials)*	159,970
17,887	AIB Group PLC (Financials)*	47,153
17,583	CRH PLC (Materials)	802,016
3,959	Flutter Entertainment PLC (Consumer Discretionary)*	570,296
1,841	ICON PLC (Health Care)*	438,176
3,561	Kerry Group PLC, Class A (Consumer Staples)	424,770
3,472	Kingspan Group PLC (Industrials)	338,655
4,092	Ryanair Holdings PLC ADR (Industrials)*	408,013
5,874	Smurfit Kappa Group PLC (Materials)	294,191

		3,483,240

Israel – 1.0%
823	AFI Properties Ltd. (Real Estate)	47,935
1,489	Airport City Ltd. (Real Estate)*	33,715
3,353	Alony Hetz Properties & Investments Ltd. (Real Estate)	58,787
4,724	Amot Investments Ltd. (Real Estate)	36,328
873	Ashtrom Group Ltd. (Industrials)	24,182
835	Azrieli Group Ltd. (Real Estate)	71,375
25,866	Bank Hapoalim BM (Financials)	273,471
31,878	Bank Leumi Le-Israel BM (Financials)	344,891
46,245	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)*	76,030
248	Big Shopping Centers Ltd. (Real Estate)	36,657
2,255	Check Point Software Technologies Ltd. (Information Technology)*	326,704
477	Elbit Systems Ltd. (Industrials)	97,768
4,970	Energix-Renewable Energies Ltd. (Utilities)	20,218

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
20,738	Enlight Renewable Energy Ltd. (Utilities)*	$50,049
1,182	First International Bank Of Israel Ltd. (The) (Financials)	50,777
1,112	Gav-Yam Lands Corp. Ltd. (Real Estate)	13,599
901	Global-e Online Ltd. (Consumer Discretionary)*	35,265
2,590	Harel Insurance Investments & Financial Services Ltd. (Financials)	31,415
15,464	ICL Group Ltd. (Materials)	175,604
83	Israel Corp. Ltd. (The) (Materials)*	43,558
25,465	Israel Discount Bank Ltd., Class A (Financials)	167,466
1,157	JFrog Ltd. (Information Technology)*	28,659
1,131	Kornit Digital Ltd. (Industrials)*	107,253
735	Matrix IT Ltd. (Information Technology)	19,850
1,089	Maytronics Ltd. (Consumer Discretionary)	23,432
524	Melisron Ltd. (Real Estate)*	41,718
14,828	Mivne Real Estate KD Ltd. (Real Estate)	58,055
3,412	Mizrahi Tefahot Bank Ltd. (Financials)	133,161
5,678	Nano Dimension Ltd. ADR (Information Technology)*	20,100
1,440	Nice Ltd. (Information Technology)*	326,010
603	Nova Ltd. (Information Technology)*	65,446
2,089	OPC Energy Ltd. (Utilities)*	23,787
3,253	Phoenix Holdings Ltd. (The) (Financials)	40,390
2,186	Plus500 Ltd. (Financials)	40,931
694	Sapiens International Corp. NV (Information Technology)	19,009
3,237	Shapir Engineering and Industry Ltd. (Industrials)	31,911
5,233	Shikun & Binui Ltd. (Industrials)*	31,622
6,050	Shufersal Ltd. (Consumer Staples)	54,112
1,134	Strauss Group Ltd. (Consumer Staples)	37,252
3,866	Taboola.com Ltd. (Communication Services)*	25,554
25,042	Teva Pharmaceutical Industries Ltd. (Health Care)*	203,120
2,486	Tower Semiconductor Ltd. (Information Technology)*	116,178
411	WalkMe Ltd. (Information Technology)* (a)	6,280
1,240	Wix.com Ltd. (Information Technology)*	113,559
1,699	ZIM Integrated Shipping Services Ltd. (Industrials)	118,573

		3,701,756

Common Stocks – (continued)
Italy – 2.1%
35,746	A2A SpA (Utilities)	64,119
2,830	Amplifon SpA (Health Care)	122,219
28,020	Assicurazioni Generali SpA (Financials)	558,000
12,111	Atlantia SpA (Industrials)*	223,227
4,855	Banca Mediolanum SpA (Financials)	40,146
2,422	Buzzi Unicem SpA (Materials)	46,532
12,157	Davide Campari-Milano NV (Consumer Staples)	133,107
264	DiaSorin SpA (Health Care)	39,631
177,284	Enel SpA (Utilities)	1,314,029
55,716	Eni SpA (Energy)	865,610
2,728	Ferrari NV (Consumer Discretionary)	590,604
13,917	FinecoBank Banca Fineco SpA (Financials)	233,301
19,393	Hera SpA (Utilities)	75,475
8,020	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	82,082
1,675	Interpump Group SpA (Industrials)	91,171
391,380	Intesa Sanpaolo SpA (Financials)	1,008,219
4,491	Iveco Group NV (Industrials)*	37,555
9,007	Leonardo SpA (Industrials)*	80,933
14,730	Mediobanca Banca di Credito Finanziario SpA (Financials)	154,296
4,735	Moncler SpA (Consumer Discretionary)	288,148
19,356	Nexi SpA (Information Technology)*(b)	266,758
8,742	Pirelli & C SpA (Consumer Discretionary)(b)	48,535
10,532	Poste Italiane SpA (Financials)(b)	121,549
11,778	PRADA SpA (Consumer Discretionary)	73,483
5,778	Prysmian SpA (Industrials)	191,580
2,224	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	109,312
43,496	Snam SpA (Utilities)	242,564
678	Stevanato Group SpA (Health Care)*	10,882
227,944	Telecom Italia SpA (Communication Services)	96,753
137,544	Telecom Italia SpA-RSP (Communication Services)	57,578
32,175	Terna – Rete Elettrica Nazionale (Utilities)	265,332
46,346	UniCredit SpA (Financials)	592,812
9,708	UnipolSai Assicurazioni SpA (Financials)	26,497

		8,152,039

Japan – 23.7%
706	ABC-Mart, Inc. (Consumer Discretionary)(a)	30,526
8,611	Acom Co. Ltd. (Financials)	23,925
4,393	Advantest Corp. (Information Technology)	345,948
15,849	Aeon Co. Ltd. (Consumer Staples)(a)	357,437

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,385	AEON Financial Service Co. Ltd. (Financials)(a)	$24,601
2,101	Aeon Mall Co. Ltd. (Real Estate)	29,424
4,352	AGC, Inc. (Industrials)	192,331
4,292	Air Water, Inc. (Materials)	62,307
3,518	Aisin Corp. (Consumer Discretionary)	127,830
12,213	Ajinomoto Co., Inc. (Consumer Staples)	354,063
4,227	Alfresa Holdings Corp. (Health Care)	64,813
7,700	Amada Co. Ltd. (Industrials)	67,724
9,930	ANA Holdings, Inc. (Industrials)*	217,826
10,021	Asahi Group Holdings Ltd. (Consumer Staples)	404,059
4,961	Asahi Intecc Co. Ltd. (Health Care)	105,789
30,211	Asahi Kasei Corp. (Materials)	282,634
41,952	Astellas Pharma, Inc. (Health Care)	698,805
3,001	Azbil Corp. (Information Technology)	112,822
4,031	Bandai Namco Holdings, Inc. (Consumer Discretionary)	292,941
306	BayCurrent Consulting, Inc. (Industrials)	120,487
1,697	Benefit One, Inc. (Industrials)	38,913
1,568	Benesse Holdings, Inc. (Consumer Discretionary)	31,830
13,054	Bridgestone Corp. (Consumer Discretionary)	535,534
5,665	Brother Industries Ltd. (Information Technology)	102,602
1,871	Calbee, Inc. (Consumer Staples)	41,944
23,301	Canon, Inc. (Information Technology)	545,932
3,732	Capcom Co. Ltd. (Communication Services)	89,918
4,992	Casio Computer Co. Ltd. (Consumer Discretionary)	58,296
3,855	Central Japan Railway Co. (Industrials)	518,463
15,427	Chiba Bank Ltd. (The) (Financials)	97,645
16,605	Chubu Electric Power Co., Inc. (Utilities)	166,230
14,396	Chugai Pharmaceutical Co. Ltd. (Health Care)	474,971
7,120	Chugoku Electric Power Co., Inc. (The) (Utilities)	55,761
2,754	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	35,102
24,730	Concordia Financial Group Ltd. (Financials)	101,132
426	Cosmos Pharmaceutical Corp. (Consumer Staples)	58,699
9,396	CyberAgent, Inc. (Communication Services)	121,228
5,315	Dai Nippon Printing Co. Ltd. (Industrials)	137,842
5,900	Daicel Corp. (Materials)	45,233
2,609	Daifuku Co. Ltd. (Industrials)	187,110
22,699	Dai-ichi Life Holdings, Inc. (Financials)	474,575

Common Stocks – (continued)
Japan – (continued)
42,958	Daiichi Sankyo Co. Ltd. (Health Care)	1,041,920
5,990	Daikin Industries Ltd. (Industrials)	1,102,826
1,375	Daito Trust Construction Co. Ltd. (Real Estate)	151,856
13,762	Daiwa House Industry Co. Ltd. (Real Estate)	390,605
49	Daiwa House REIT Investment Corp. REIT (Real Estate)	132,524
31,726	Daiwa Securities Group, Inc. (Financials)	187,808
9,847	Denso Corp. (Consumer Discretionary)	687,986
4,845	Dentsu Group, Inc. (Communication Services)	192,454
1,842	DIC Corp. (Materials)	41,886
642	Disco Corp. (Information Technology)	179,208
7,342	East Japan Railway Co. (Industrials)	434,113
2,082	Ebara Corp. (Industrials)	107,738
6,227	Eisai Co. Ltd. (Health Care)	309,147
3,772	Electric Power Development Co. Ltd. (Utilities)	59,769
71,177	ENEOS Holdings, Inc. (Energy)	280,444
1,125	Ezaki Glico Co. Ltd. (Consumer Staples)	38,387
4,343	FANUC Corp. (Industrials)	797,709
1,244	Fast Retailing Co. Ltd. (Consumer Discretionary)	667,823
2,488	Food & Life Cos. Ltd. (Consumer Discretionary)	82,087
2,960	Fuji Electric Co. Ltd. (Industrials)	150,602
3,703	Fuji Media Holdings, Inc. (Communication Services)	40,060
8,670	FUJIFILM Holdings Corp. (Information Technology)	546,660
4,317	Fujitsu Ltd. (Information Technology)	620,891
4,000	Fukuoka Financial Group, Inc. (Financials)	79,219
98	GLP J REIT (Real Estate)	146,011
996	GMO Payment Gateway, Inc. (Information Technology)	94,865
4,993	Hakuhodo DY Holdings, Inc. (Communication Services)	65,721
3,209	Hamamatsu Photonics KK (Information Technology)	161,321
5,258	Hankyu Hanshin Holdings, Inc. (Industrials)	156,816
977	Harmonic Drive Systems, Inc. (Industrials)	39,530
5,783	Haseko Corp. (Consumer Discretionary)	73,609
443	Hikari Tsushin, Inc. (Consumer Discretionary)	54,618
6,083	Hino Motors Ltd. (Industrials)	56,882
705	Hirose Electric Co. Ltd. (Information Technology)	104,977

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,521	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	$48,334
2,337	Hitachi Construction Machinery Co. Ltd. (Industrials)	56,875
21,535	Hitachi Ltd. (Industrials)	1,056,416
4,506	Hitachi Metals Ltd. (Materials)*	80,085
36,069	Honda Motor Co. Ltd. (Consumer Discretionary)	1,103,913
1,254	Hoshizaki Corp. (Industrials)	86,884
8,408	Hoya Corp. (Health Care)	1,084,444
9,585	Hulic Co. Ltd. (Real Estate)	87,133
2,677	Ibiden Co. Ltd. (Information Technology)	128,301
4,741	Idemitsu Kosan Co. Ltd. (Energy)	126,783
3,071	IHI Corp. (Industrials)	70,872
3,401	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	62,690
22,784	Inpex Corp. (Energy)	234,418
7,611	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	61,126
13,412	Isuzu Motors Ltd. (Consumer Discretionary)	181,311
1,261	Ito En Ltd. (Consumer Staples)	72,260
33,513	ITOCHU Corp. (Industrials)	1,089,118
2,100	Itochu Techno-Solutions Corp. (Information Technology)	53,952
917	Izumi Co. Ltd. (Consumer Discretionary)	25,597
5,573	J Front Retailing Co. Ltd. (Consumer Discretionary)(a)	46,549
9,637	Japan Airlines Co. Ltd. (Industrials)*	192,196
11,980	Japan Exchange Group, Inc. (Financials)	224,674
159	Japan Metropolitan Fund Invest REIT (Real Estate)	128,525
9,141	Japan Post Bank Co. Ltd. (Financials)(a)	80,477
54,572	Japan Post Holdings Co. Ltd. (Financials)*	452,070
4,493	Japan Post Insurance Co. Ltd. (Financials)	77,006
24,740	Japan Tobacco, Inc. (Consumer Staples)	455,384
11,036	JFE Holdings, Inc. (Materials)	164,809
5,120	JGC Holdings Corp. (Industrials)	51,211
4,634	JSR Corp. (Materials)	144,442
5,170	JTEKT Corp. (Consumer Discretionary)	44,484
9,954	Kajima Corp. (Industrials)	133,440
2,894	Kakaku.com, Inc. (Communication Services)	62,918
16,795	Kansai Electric Power Co., Inc. (The) (Utilities)	169,445
4,988	Kansai Paint Co. Ltd. (Materials)	99,565
10,668	Kao Corp. (Consumer Staples)	498,319
3,458	Kawasaki Heavy Industries Ltd. (Industrials)	63,831

Common Stocks – (continued)
Japan – (continued)
34,822	KDDI Corp. (Communication Services)	1,135,589
2,290	Keihan Holdings Co. Ltd. (Industrials)	60,841
5,173	Keikyu Corp. (Industrials)	54,077
2,463	Keio Corp. (Industrials)	100,509
3,415	Keisei Electric Railway Co. Ltd. (Industrials)	95,475
2,311	Kewpie Corp. (Consumer Staples)	49,260
4,270	Keyence Corp. (Information Technology)	1,993,841
3,201	Kikkoman Corp. (Consumer Staples)	237,348
3,866	Kintetsu Group Holdings Co. Ltd. (Industrials)*	115,972
17,756	Kirin Holdings Co. Ltd. (Consumer Staples)	294,071
1,113	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	94,896
2,727	Kobe Bussan Co. Ltd. (Consumer Staples)	89,618
1,277	Koei Tecmo Holdings Co. Ltd. (Communication Services)	44,073
2,801	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	143,972
21,435	Komatsu Ltd. (Industrials)	491,791
2,132	Konami Holdings Corp. (Communication Services)	119,951
740	Kose Corp. (Consumer Staples)	84,360
26,767	Kubota Corp. (Industrials)	479,215
7,556	Kuraray Co. Ltd. (Materials)	70,722
2,498	Kurita Water Industries Ltd. (Industrials)	101,937
7,367	Kyocera Corp. (Information Technology)	420,816
5,620	Kyowa Kirin Co. Ltd. (Health Care)	144,141
10,176	Kyushu Electric Power Co., Inc. (Utilities)	76,690
3,108	Kyushu Railway Co. (Industrials)	68,542
1,750	Lasertec Corp. (Information Technology)	316,649
1,018	Lawson, Inc. (Consumer Staples)(a)	42,426
5,764	Lion Corp. (Consumer Staples)	75,319
6,446	Lixil Corp. (Industrials)	142,996
9,300	M3, Inc. (Health Care)	344,708
5,528	Makita Corp. (Industrials)	195,586
38,375	Marubeni Corp. (Industrials)	400,993
4,254	Marui Group Co. Ltd. (Financials)	83,289
13,262	Mazda Motor Corp. (Consumer Discretionary)*	98,565
1,940	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	83,209
23,288	Mebuki Financial Group, Inc. (Financials)	54,795
3,962	Medipal Holdings Corp. (Health Care)	72,136
2,896	MEIJI Holdings Co. Ltd. (Consumer Staples)	173,747
2,277	Mercari, Inc. (Consumer Discretionary)*	70,183

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,607	MINEBEA MITSUMI, Inc. (Industrials)	$186,525
6,473	MISUMI Group, Inc. (Industrials)	205,978
31,983	Mitsubishi Chemical Holdings Corp. (Materials)	226,984
30,751	Mitsubishi Corp. (Industrials)	1,033,533
44,663	Mitsubishi Electric Corp. (Industrials)	535,723
26,612	Mitsubishi Estate Co. Ltd. (Real Estate)	405,967
4,364	Mitsubishi Gas Chemical Co., Inc. (Materials)	77,182
15,546	Mitsubishi HC Capital, Inc. (Financials)	80,851
7,042	Mitsubishi Heavy Industries Ltd. (Industrials)	207,637
2,735	Mitsubishi Materials Corp. (Materials)	49,226
15,013	Mitsubishi Motors Corp. (Consumer Discretionary)*	39,105
260,444	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,611,847
35,253	Mitsui & Co. Ltd. (Industrials)	877,078
4,017	Mitsui Chemicals, Inc. (Materials)	102,470
20,184	Mitsui Fudosan Co. Ltd. (Real Estate)	448,105
2,629	Mitsui OSK Lines Ltd. (Industrials)	213,196
2,203	Miura Co. Ltd. (Industrials)	59,964
53,687	Mizuho Financial Group, Inc. (Financials)	710,855
5,535	MonotaRO Co. Ltd. (Industrials)	103,323
10,556	MS&AD Insurance Group Holdings, Inc. (Financials)	357,900
14,211	Murata Manufacturing Co. Ltd. (Information Technology)	960,808
2,438	Nabtesco Corp. (Industrials)	66,890
4,399	Nagoya Railroad Co. Ltd. (Industrials)*	80,513
5,700	NEC Corp. (Information Technology)	245,222
10,537	Nexon Co. Ltd. (Communication Services)	227,619
6,850	NGK Insulators Ltd. (Industrials)	105,865
4,397	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	78,949
2,304	NH Foods Ltd. (Consumer Staples)(a)	86,419
2,774	Nichirei Corp. (Consumer Staples)	61,008
11,484	Nidec Corp. (Industrials)	985,425
6,804	Nihon M&A Center Holdings, Inc. (Industrials)	98,242
7,343	Nikon Corp. (Consumer Discretionary)	76,060
2,631	Nintendo Co. Ltd. (Communication Services)	1,325,380
63	Nippon Building Fund, Inc. REIT (Real Estate)	359,922
1,774	Nippon Express Holdings, Inc. (Industrials)	107,510
20,184	Nippon Paint Holdings Co. Ltd. (Materials)	178,576

Common Stocks – (continued)
Japan – (continued)
49	Nippon Prologis REIT, Inc. REIT (Real Estate)	143,586
4,021	Nippon Sanso Holdings Corp. (Materials)	78,273
1,428	Nippon Shinyaku Co. Ltd. (Health Care)	92,369
19,569	Nippon Steel Corp. (Materials)	358,248
49,431	Nippon Telegraph & Telephone Corp. (Communication Services)	1,413,295
3,189	Nippon Television Holdings, Inc. (Communication Services)	36,465
3,682	Nippon Yusen KK (Industrials)(a)	341,106
2,892	Nissan Chemical Corp. (Materials)	163,213
50,312	Nissan Motor Co. Ltd. (Consumer Discretionary)*	238,204
5,429	Nisshin Seifun Group, Inc. (Consumer Staples)	76,833
1,501	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	119,507
1,856	Nitori Holdings Co. Ltd. (Consumer Discretionary)	277,896
3,325	Nitto Denko Corp. (Materials)	241,057
68,859	Nomura Holdings, Inc. (Financials)	314,656
2,547	Nomura Real Estate Holdings, Inc. (Real Estate)	63,357
93	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	122,573
8,098	Nomura Research Institute Ltd. (Information Technology)	279,484
10,375	NSK Ltd. (Industrials)	67,020
14,317	NTT Data Corp. (Information Technology)	270,118
14,566	Obayashi Corp. (Industrials)	121,536
634	OBIC Business Consultants Co. Ltd. (Information Technology)	23,010
1,428	Obic Co. Ltd. (Information Technology)	227,017
7,741	Odakyu Electric Railway Co. Ltd. (Industrials)	127,297
20,191	Oji Holdings Corp. (Materials)	102,905
28,854	Olympus Corp. (Health Care)	576,078
4,383	Omron Corp. (Information Technology)	295,308
9,174	Ono Pharmaceutical Co. Ltd. (Health Care)	225,138
1,766	Open House Group Co. Ltd. (Consumer Discretionary)	79,733
753	Oracle Corp. Japan (Information Technology)	53,349
4,659	Oriental Land Co. Ltd. (Consumer Discretionary)	854,740
27,183	ORIX Corp. (Financials)	538,822
63	Orix JREIT, Inc. REIT (Real Estate)	88,011
9,141	Osaka Gas Co. Ltd. (Utilities)	167,383
2,487	Otsuka Corp. (Information Technology)	95,766

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,102	Otsuka Holdings Co. Ltd. (Health Care)	$313,186
8,703	Pan Pacific International Holdings Corp. (Consumer Discretionary)	142,059
49,807	Panasonic Corp. (Consumer Discretionary)	514,611
2,475	Park24 Co. Ltd. (Industrials)*	36,789
2,216	PeptiDream, Inc. (Health Care)*	39,135
4,009	Persol Holdings Co. Ltd. (Industrials)	88,899
2,617	Pigeon Corp. (Consumer Staples)	48,125
1,876	Pola Orbis Holdings, Inc. (Consumer Staples)	29,254
1,888	Rakus Co. Ltd. (Information Technology)	30,769
19,961	Rakuten Group, Inc. (Consumer Discretionary)	168,804
31,590	Recruit Holdings Co. Ltd. (Industrials)	1,321,747
25,773	Renesas Electronics Corp. (Information Technology)*	299,855
53,661	Resona Holdings, Inc. (Financials)	241,247
14,058	Ricoh Co. Ltd. (Information Technology)	119,495
789	Rinnai Corp. (Consumer Discretionary)	64,531
1,941	Rohm Co. Ltd. (Information Technology)	152,179
5,520	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)(a)	80,949
8,586	Santen Pharmaceutical Co. Ltd. (Health Care)	97,210
4,990	SBI Holdings, Inc. (Financials)	129,976
980	SCREEN Holdings Co. Ltd. (Information Technology)(a)	94,618
3,267	SCSK Corp. (Information Technology)	55,540
4,784	Secom Co. Ltd. (Industrials)	349,823
3,890	Sega Sammy Holdings, Inc. (Consumer Discretionary)	70,555
5,080	Seibu Holdings, Inc. (Industrials)*	52,884
6,682	Seiko Epson Corp. (Information Technology)	102,282
9,137	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	149,222
13,533	Sekisui House Ltd. (Consumer Discretionary)	275,654
17,070	Seven & i Holdings Co. Ltd. (Consumer Staples)(a)	828,638
13,735	Seven Bank Ltd. (Financials)	29,336
9,183	SG Holdings Co. Ltd. (Industrials)	193,905
6,489	Sharp Corp. (Consumer Discretionary)(a)	61,017
6,422	Shimadzu Corp. (Information Technology)	228,889
533	Shimamura Co. Ltd. (Consumer Discretionary)	48,082
1,825	Shimano, Inc. (Consumer Discretionary)	421,172

Common Stocks – (continued)
Japan – (continued)
12,674	Shimizu Corp. (Industrials)	83,741
9,254	Shin-Etsu Chemical Co. Ltd. (Materials)	1,419,737
1,411	Shinsei Bank Ltd. (Financials)	26,536
6,764	Shionogi & Co. Ltd. (Health Care)	448,741
9,038	Shiseido Co. Ltd. (Consumer Staples)	515,246
11,503	Shizuoka Bank Ltd. (The) (Financials)	85,392
4,054	Showa Denko KK (Materials)	74,093
1,418	SMC Corp. (Industrials)	837,811
63,125	SoftBank Corp. (Communication Services)	794,989
26,150	SoftBank Group Corp. (Communication Services)	1,163,610
1,664	Sohgo Security Services Co. Ltd. (Industrials)	59,813
5,141	Sojitz Corp. (Industrials)	84,809
7,245	Sompo Holdings, Inc. (Financials)	315,779
28,239	Sony Group Corp. (Consumer Discretionary)	2,895,616
2,032	Square Enix Holdings Co. Ltd. (Communication Services)	98,094
3,329	Stanley Electric Co. Ltd. (Consumer Discretionary)	78,821
13,838	Subaru Corp. (Consumer Discretionary)	227,499
810	Sugi Holdings Co. Ltd. (Consumer Staples)	45,713
7,635	SUMCO Corp. (Information Technology)	125,090
35,930	Sumitomo Chemical Co. Ltd. (Materials)	171,578
26,667	Sumitomo Corp. (Industrials)	433,896
3,800	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	41,670
16,900	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	223,401
2,606	Sumitomo Heavy Industries Ltd. (Industrials)	63,015
5,504	Sumitomo Metal Mining Co. Ltd. (Materials)	274,591
26,736	Sumitomo Mitsui Financial Group, Inc. (Financials)	956,623
7,177	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	256,110
7,065	Sumitomo Realty & Development Co. Ltd. (Real Estate)	207,702
4,039	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	38,961
1,539	Sundrug Co. Ltd. (Consumer Staples)	41,690
2,839	Suntory Beverage & Food Ltd. (Consumer Staples)	113,387
1,400	Suzuken Co. Ltd. (Health Care)	45,097
9,363	Suzuki Motor Corp. (Consumer Discretionary)	371,756
3,471	Sysmex Corp. (Health Care)	274,968
12,118	T&D Holdings, Inc. (Financials)	177,180

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,606	Taiheiyo Cement Corp. (Materials)	$49,937
4,167	Taisei Corp. (Industrials)	138,026
905	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	44,867
2,805	Taiyo Yuden Co. Ltd. (Information Technology)	124,207
35,071	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,066,061
2,067	TBS Holdings, Inc. (Communication Services)	33,381
8,625	TDK Corp. (Information Technology)	344,476
4,118	Teijin Ltd. (Materials)	49,448
16,293	Terumo Corp. (Health Care)	524,686
2,717	THK Co. Ltd. (Industrials)	61,806
5,269	TIS, Inc. (Information Technology)	123,519
4,347	Tobu Railway Co. Ltd. (Industrials)	106,623
133	Toei Animation Co. Ltd. (Communication Services)	11,675
2,463	Toho Co. Ltd. (Communication Services)	102,327
2,119	Toho Gas Co. Ltd. (Utilities)	56,574
10,674	Tohoku Electric Power Co., Inc. (Utilities)	69,229
14,094	Tokio Marine Holdings, Inc. (Financials)	804,462
854	Tokyo Century Corp. (Financials)	37,371
33,876	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	106,474
3,393	Tokyo Electron Ltd. (Information Technology)	1,642,957
9,463	Tokyo Gas Co. Ltd. (Utilities)	192,916
12,355	Tokyu Corp. (Industrials)	164,340
13,562	Tokyu Fudosan Holdings Corp. (Real Estate)	75,243
6,211	TOPPAN, Inc. (Industrials)	121,712
34,073	Toray Industries, Inc. (Materials)	195,164
9,157	Toshiba Corp. (Industrials)	363,895
6,488	Tosoh Corp. (Materials)	100,721
3,534	TOTO Ltd. (Industrials)	148,356
1,990	Toyo Suisan Kaisha Ltd. (Consumer Staples)	83,626
1,524	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	28,846
1,655	Toyota Boshoku Corp. (Consumer Discretionary)	30,118
3,523	Toyota Industries Corp. (Industrials)	267,341
249,957	Toyota Motor Corp. (Consumer Discretionary)	4,641,051
5,039	Toyota Tsusho Corp. (Industrials)	208,473
3,020	Trend Micro, Inc. (Information Technology)	167,814
872	Tsuruha Holdings, Inc. (Consumer Staples)	69,578
9,097	Unicharm Corp. (Consumer Staples)	341,212
65	United Urban Investment Corp. REIT (Real Estate)	74,213

Common Stocks – (continued)
Japan – (continued)
4,568	USS Co. Ltd. (Consumer Discretionary)	75,515
2,096	Welcia Holdings Co. Ltd. (Consumer Staples)	55,778
5,010	West Japan Railway Co. (Industrials)	215,407
450	Workman Co. Ltd. (Consumer Discretionary)	19,692
2,981	Yakult Honsha Co. Ltd. (Consumer Staples)	161,247
16,015	Yamada Holdings Co. Ltd. (Consumer Discretionary)	55,481
3,723	Yamaha Corp. (Consumer Discretionary)	173,261
7,063	Yamaha Motor Co. Ltd. (Consumer Discretionary)	157,971
7,254	Yamato Holdings Co. Ltd. (Industrials)	141,584
2,994	Yamazaki Baking Co. Ltd. (Consumer Staples)	40,475
5,682	Yaskawa Electric Corp. (Industrials)(a)	225,455
5,833	Yokogawa Electric Corp. (Information Technology)	93,439
3,016	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	42,081
59,727	Z Holdings Corp. (Communication Services)	289,158
2,554	ZOZO, Inc. (Consumer Discretionary)	72,069

		90,031,229

Jordan – 0.0%
3,261	Hikma Pharmaceuticals PLC (Health Care)	91,141

Luxembourg – 0.2%
13,875	ArcelorMittal (Materials)	431,766
2,930	Eurofins Scientific SE (Health Care)	297,965

		729,731

Macau – 0.1%
49,385	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	274,617
55,982	Sands China Ltd. (Consumer Discretionary)*	146,516
33,440	Wynn Macau Ltd. (Consumer Discretionary)*	28,503

		449,636

Mexico – 0.0%
4,204	Fresnillo PLC (Materials)	40,534

Netherlands – 5.0%
10,064	ABN AMRO Bank NV (Financials)(b)	134,087
607	Adyen NV (Information Technology)*(b)	1,271,116
3,825	Akzo Nobel NV (Materials)	365,181
1,025	ASM International NV (Information Technology)	331,799

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
9,132	ASML Holding NV (Information Technology)	$6,142,957
2,428	EXOR NV (Financials)	184,899
1,976	HAL Trust (Financials)	305,396
2,290	Heineken Holding NV (Consumer Staples)	187,122
5,427	Heineken NV (Consumer Staples)	550,921
86,322	ING Groep NV (Financials)	1,017,854
2,177	JDE Peet’s NV (Consumer Staples)	71,583
23,124	Koninklijke Ahold Delhaize NV (Consumer Staples)	713,735
3,935	Koninklijke DSM NV (Materials)	739,432
74,849	Koninklijke KPN NV (Communication Services)	256,415
19,913	Koninklijke Philips NV (Health Care)	678,593
5,809	NN Group NV (Financials)	279,125
2,668	Randstad NV (Industrials)	181,900
175,194	Shell PLC (Energy)	4,635,514
21,505	Universal Music Group NV (Communication Services)	491,060
5,897	Wolters Kluwer NV (Industrials)	601,547

		19,140,236

New Zealand – 0.4%
16,855	a2 Milk Co. Ltd. (The) (Consumer Staples)*	67,870
27,518	Auckland International Airport Ltd. (Industrials)*	132,594
10,273	Chorus Ltd. (Communication Services)	50,786
17,747	Contact Energy Ltd. (Utilities)	97,524
13,109	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	244,055
17,268	Fletcher Building Ltd. (Industrials)	78,414
11,714	Genesis Energy Ltd. (Utilities)	21,840
23,033	Goodman Property Trust REIT (Real Estate)	37,566
15,736	Infratil Ltd. (Utilities)	84,662
1,871	Mainfreight Ltd. (Industrials)	100,524
13,867	Mercury NZ Ltd. (Utilities)	53,679
26,335	Meridian Energy Ltd. (Utilities)	89,022
8,699	Ryman Healthcare Ltd. (Health Care)	58,871
42,191	Spark New Zealand Ltd. (Communication Services)	128,630
2,972	Xero Ltd. (Information Technology)*	202,141

		1,448,178

Norway – 0.9%
503	Aker ASA, Class A (Industrials)	41,728
2,873	Aker BP ASA (Energy)	89,356
1,968	Austevoll Seafood ASA (Consumer Staples)	27,885
13,498	AutoStore Holdings Ltd. (Industrials)*	45,412
20,134	DNB Bank ASA (Financials)	451,281
1,360	Entra ASA (Real Estate)(b)	28,844
23,861	Equinor ASA (Energy)	755,556

Common Stocks – (continued)
Norway – (continued)
4,247	Gjensidige Forsikring ASA (Financials)	105,237
8,307	Kahoot! ASA (Communication Services)*	26,091
1,982	Kongsberg Gruppen ASA (Industrials)	69,916
6,431	Leroy Seafood Group ASA (Consumer Staples)	56,166
10,335	Mowi ASA (Consumer Staples)	266,083
33,088	NEL ASA (Industrials)*(a)	60,260
3,775	Nordic Semiconductor ASA (Information Technology)*	100,453
30,502	Norsk Hydro ASA (Materials)	289,840
16,961	Orkla ASA (Consumer Staples)	159,201
1,289	Salmar ASA (Consumer Staples)	95,162
1,597	Schibsted ASA, Class A (Communication Services)	45,983
2,104	Schibsted ASA, Class B (Communication Services)	54,600
3,936	SpareBank 1 SR-Bank ASA (Financials)	58,546
10,398	Storebrand ASA (Financials)	103,062
14,628	Telenor ASA (Communication Services)	217,000
2,657	TOMRA Systems ASA (Industrials)	125,453

		3,273,115

Poland – 0.3%
8,807	Allegro.eu SA (Consumer Discretionary)*(b)	66,029
4,025	Bank Polska Kasa Opieki SA (Financials)	111,220
1,567	CD Projekt SA (Communication Services)(a)	63,077
5,752	Cyfrowy Polsat SA (Communication Services)	37,425
1,092	Dino Polska SA (Consumer Staples)*(b)	77,055
4,761	InPost SA (Industrials)*	29,508
3,112	KGHM Polska Miedz SA (Materials)	123,111
297	mBank SA (Financials)*	29,320
18,183	PGE Polska Grupa Energetyczna SA (Utilities)*	35,458
7,074	Polski Koncern Naftowy ORLEN SA (Energy)	120,157
37,080	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	49,351
20,130	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	194,058
12,968	Powszechny Zaklad Ubezpieczen SA (Financials)	97,768
761	Santander Bank Polska SA (Financials)	57,246

		1,090,783

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.2%
167,227	Banco Comercial Portugues SA, Class R (Financials)*	$31,011
62,756	EDP – Energias de Portugal SA (Utilities)	307,608
11,198	Galp Energia SGPS SA (Energy)	123,990
6,300	Jeronimo Martins SGPS SA (Consumer Staples)	137,454

		600,063

Russia – 0.0%
12,172	Evraz PLC (Materials)	23,640
5,180	Raspadskaya OJSC (Materials)(c)	12,634

		36,274

Saudi Arabia – 0.0%
3,508	Delivery Hero SE (Consumer Discretionary)*(b)	188,380

Singapore – 1.4%
79,110	Ascendas Real Estate Investment Trust REIT (Real Estate)	161,431
103,002	CapitaLand Integrated Commercial Trust REIT (Real Estate)	160,105
112,758	Capitaland Investment Ltd. (Real Estate)*	306,514
13,106	City Developments Ltd. (Real Estate)	68,743
49,787	ComfortDelGro Corp. Ltd. (Industrials)	51,714
41,352	DBS Group Holdings Ltd. (Financials)	1,030,259
60,643	Frasers Logistics & Commercial Trust REIT (Real Estate)	62,544
130,656	Genting Singapore Ltd. (Consumer Discretionary)	74,113
2,181	Jardine Cycle & Carriage Ltd. (Industrials)	35,090
33,036	Keppel Corp. Ltd. (Industrials)	145,777
31,401	Keppel DC REIT (Real Estate)	50,660
46,415	Mapletree Commercial Trust REIT (Real Estate)	61,889
47,795	Mapletree Industrial Trust REIT (Real Estate)	90,136
67,725	Mapletree Logistics Trust REIT (Real Estate)	87,310
29,924	Olam International Ltd. (Consumer Staples)	37,916
87,529	Oversea-Chinese Banking Corp. Ltd. (Financials)	752,487
15,409	SATS Ltd. (Industrials)*	45,065
29,909	Singapore Airlines Ltd. (Industrials)*(a)	112,149
18,772	Singapore Exchange Ltd. (Financials)	129,162
35,175	Singapore Technologies Engineering Ltd. (Industrials)	98,986
181,211	Singapore Telecommunications Ltd. (Communication Services)	336,404
14,948	STMicroelectronics NV (Information Technology)	637,333

Common Stocks – (continued)
Singapore – (continued)
31,450	Suntec Real Estate Investment Trust REIT (Real Estate)	37,533
32,832	United Overseas Bank Ltd. (Financials)	723,419
12,251	UOL Group Ltd. (Real Estate)	62,995
6,213	Venture Corp. Ltd. (Information Technology)	80,234

		5,439,968

South Africa – 0.4%
25,985	Anglo American PLC (Materials)	1,332,904
2,602	Scatec ASA (Utilities)(b)	37,519

		1,370,423

Spain – 2.3%
5,137	ACS Actividades de Construccion y Servicios SA (Industrials)	125,899
1,576	Aena SME SA (Industrials)*(b)	258,975
10,264	Amadeus IT Group SA (Information Technology)*	691,020
148,442	Banco Bilbao Vizcaya Argentaria SA (Financials)	882,002
388,169	Banco Santander SA (Financials)	1,301,217
99,001	CaixaBank SA (Financials)	326,922
12,821	Cellnex Telecom SA (Communication Services)*(b)	585,238
5,485	EDP Renovaveis SA (Utilities)	133,812
7,223	Endesa SA (Utilities)	159,540
10,627	Ferrovial SA (Industrials)	291,483
6,723	Grifols SA (Health Care)	128,485
139,497	Iberdrola SA (Utilities)	1,595,034
25,303	Industria de Diseno Textil SA (Consumer Discretionary)	670,720
21,876	Mapfre SA (Financials)	43,282
7,864	Naturgy Energy Group SA (Utilities)	212,253
9,213	Red Electrica Corp. SA (Utilities)	184,454
32,122	Repsol SA (Energy)	419,460
5,118	Siemens Gamesa Renewable Energy SA (Industrials)*	119,167
116,094	Telefonica SA (Communication Services)	557,577

		8,686,540

Sweden – 3.6%
3,980	AAK AB (Consumer Staples)	72,931
5,185	AddTech AB, Class B (Industrials)	86,250
6,706	Alfa Laval AB (Industrials)	220,260
22,190	Assa Abloy AB, Class B (Industrials)	591,533
14,406	Atlas Copco AB, Class A (Industrials)	754,628
8,504	Atlas Copco AB, Class B (Industrials)	389,871
2,473	Avanza Bank Holding AB (Financials)	70,562
2,373	Axfood AB (Consumer Staples)	62,555
5,201	Beijer Ref AB (Industrials)	79,187
6,127	Boliden AB (Materials)	274,924
5,961	Castellum AB (Real Estate)	133,643
5,852	Electrolux AB, Class B (Consumer Discretionary)	105,871

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
7,558	Elekta AB, Class B (Health Care)(a)	$65,905
15,723	Embracer Group AB (Communication Services)*	136,603
14,166	Epiroc AB, Class A (Industrials)	268,740
8,502	Epiroc AB, Class B (Industrials)	138,814
7,539	EQT AB (Financials)	256,327
13,769	Essity AB, Class B (Consumer Staples)	356,983
4,111	Evolution AB (Consumer Discretionary)(b)	479,476
5,949	Fabege AB (Real Estate)	89,504
2,049	Fastighets AB Balder, Class B (Real Estate)*	128,782
4,465	Getinge AB, Class B (Health Care)	175,323
16,083	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	273,429
47,861	Hexagon AB, Class B (Information Technology)	652,890
2,064	Holmen AB, Class B (Materials)	102,257
9,370	Husqvarna AB, Class B (Industrials)	113,623
2,682	Industrivarden AB, Class A (Financials)	74,792
3,633	Industrivarden AB, Class C (Financials)	99,657
6,087	Indutrade AB (Industrials)	136,403
3,087	Investment AB Latour, Class B (Industrials)	86,446
12,399	Investor AB, Class A (Financials)	277,323
38,489	Investor AB, Class B (Financials)	791,540
5,502	Kinnevik AB, Class B (Financials)*	141,715
1,666	L E Lundbergforetagen AB, Class B (Financials)	81,339
4,481	Lifco AB, Class B (Industrials)	102,931
4,206	Lundin Energy AB (Energy)	155,839
36,602	Nibe Industrier AB, Class B (Industrials)	329,326
1,749	Saab AB, Class B (Industrials)	53,017
3,326	Sagax AB, Class B (Real Estate)	91,623
24,398	Samhallsbyggnadsbolaget i Norden AB (Real Estate)	114,232
4,407	Samhallsbyggnadsbolaget i Norden AB, Class D (Real Estate)	13,354
24,349	Sandvik AB (Industrials)	533,768
7,098	Securitas AB, Class B (Industrials)	86,448
12,524	Sinch AB (Information Technology)*(b)	107,695
33,228	Skandinaviska Enskilda Banken AB, Class A (Financials)	386,208
7,703	Skanska AB, Class B (Industrials)	175,881
8,295	SKF AB, Class B (Industrials)	154,506
5,083	SSAB AB, Class A (Materials)*	32,292
13,934	SSAB AB, Class B (Materials)*	76,504
31,001	Storskogen Group AB, Class B (Industrials)*	85,269
13,672	Svenska Cellulosa AB SCA, Class B (Materials)	225,254

Common Stocks – (continued)
Sweden – (continued)
33,291	Svenska Handelsbanken AB, Class A (Financials)	320,275
793	Svenska Handelsbanken AB, Class B (Financials)	8,536
4,607	Sweco AB, Class B (Industrials)	65,018
24,781	Swedbank AB, Class A (Financials)	403,083
35,044	Swedish Match AB (Consumer Staples)	257,459
4,057	Swedish Orphan Biovitrum AB (Health Care)*	83,584
11,234	Tele2 AB, Class B (Communication Services)	149,676
66,857	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	622,654
49,663	Telia Co. AB (Communication Services)	185,825
2,359	Thule Group AB (Consumer Discretionary)(b)	93,828
5,522	Trelleborg AB, Class B (Industrials)	112,333
1,926	Vitrolife AB (Health Care)	64,648
4,333	Volvo AB, Class A (Industrials)	85,253
33,595	Volvo AB, Class B (Industrials)	654,160
10,942	Volvo Car AB, Class B (Consumer Discretionary)*	77,026
3,615	Wallenstam AB, Class B (Real Estate)	53,393

		13,730,984

Switzerland – 8.8%
39,348	ABB Ltd. (Industrials)	1,335,975
11,400	Alcon, Inc. (Health Care)	883,222
10,263	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	1,399,424
55,664	Credit Suisse Group AG (Financials)	470,576
789	Geberit AG (Industrials)	517,199
182	Givaudan SA (Materials)	763,946
12,896	Holcim Ltd. (Materials)*	647,857
1,282	Kuehne + Nagel International AG (Industrials)	351,294
1,695	Lonza Group AG (Health Care)	1,177,604
63,734	Nestle SA (Consumer Staples)	8,320,953
53,345	Novartis AG (Health Care)	4,671,358
499	Partners Group Holding AG (Financials)	677,970
16,028	Roche Holding AG (Health Care)	6,111,936
600	Roche Holding AG (Health Care)	251,393
448	Schindler Holding AG (Industrials)	101,080
929	Schindler Holding AG Participation Certificates (Industrials)	214,163
138	SGS SA (Industrials)	396,349
3,255	Sika AG (Materials)	1,085,650
229	Straumann Holding AG (Health Care)	364,298
642	Swatch Group AG (The) – Bearer (Consumer Discretionary)	199,503
1,162	Swatch Group AG (The) – Registered (Consumer Discretionary)	69,407
579	Swisscom AG (Communication Services)	347,482

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
76,987	UBS Group AG (Financials)	$1,416,890
3,428	Zurich Insurance Group AG (Financials)	1,575,285

		33,350,814

Taiwan – 0.3%
7,201	Sea Ltd. ADR (Communication Services)*	1,048,466

United Kingdom – 12.8%
21,822	3i Group PLC (Financials)	391,030
49,741	abrdn PLC (Financials)	137,952
5,448	Admiral Group PLC (Financials)	217,614
8,762	Allfunds Group PLC (Financials)*	100,521
10,155	Ashtead Group PLC (Industrials)	664,378
1,591	ASOS PLC (Consumer Discretionary)*	41,702
8,206	Associated British Foods PLC (Consumer Staples)	211,400
34,166	AstraZeneca PLC (Health Care)	4,152,849
21,438	Auto Trader Group PLC (Communication Services)(b)	190,708
2,538	AVEVA Group PLC (Information Technology)	84,794
84,995	Aviva PLC (Financials)	478,749
19,425	B&M European Value Retail SA (Consumer Discretionary)	157,788
72,183	BAE Systems PLC (Industrials)	696,944
381,816	Barclays PLC (Financials)	936,898
23,288	Barratt Developments PLC (Consumer Discretionary)	190,917
2,441	Berkeley Group Holdings PLC (Consumer Discretionary)	127,602
413,673	BP PLC (Energy)	2,017,870
52,350	British American Tobacco PLC (Consumer Staples)	2,290,899
19,267	British Land Co. PLC (The) REIT (Real Estate)	136,910
158,090	BT Group PLC (Communication Services)	395,069
7,696	Bunzl PLC (Industrials)	306,582
9,165	Burberry Group PLC (Consumer Discretionary)	238,565
61,043	CK Hutchison Holdings Ltd. (Industrials)	427,724
22,474	CNH Industrial NV (Industrials)	323,739
3,450	Coca-Cola Europacific Partners PLC (Consumer Staples)	176,675
40,688	Compass Group PLC (Consumer Discretionary)	924,808
36,720	ConvaTec Group PLC (Health Care)(b)	88,808
3,177	Croda International PLC (Materials)	319,024
5,845	Darktrace PLC (Information Technology)*	34,695
2,175	DCC PLC (Industrials)	171,013
53,049	Diageo PLC (Consumer Staples)	2,651,400

Common Stocks – (continued)
United Kingdom – (continued)
30,367	Direct Line Insurance Group PLC (Financials)	120,646
31,043	DS Smith PLC (Materials)	143,533
14,644	easyJet PLC (Industrials)*	118,402
626	Endava PLC ADR (Information Technology)*	83,371
13,267	Entain PLC (Consumer Discretionary)*	299,769
21,034	Experian PLC (Industrials)	827,762
6,803	Farfetch Ltd., Class A (Consumer Discretionary)*	129,597
114,794	GlaxoSmithKline PLC (Health Care)	2,380,301
8,621	Halma PLC (Information Technology)	278,886
8,021	Hargreaves Lansdown PLC (Financials)	122,097
463,171	HSBC Holdings PLC (Financials)	3,198,033
21,586	Imperial Brands PLC (Consumer Staples)	474,704
34,238	Informa PLC (Communication Services)*	273,061
4,034	InterContinental Hotels Group PLC (Consumer Discretionary)*	283,405
6,587	Intermediate Capital Group PLC (Financials)	151,485
3,678	Intertek Group PLC (Industrials)	265,698
82,693	ITV PLC (Communication Services)*	122,770
45,558	J Sainsbury PLC (Consumer Staples)	168,528
56,184	JD Sports Fashion PLC (Consumer Discretionary)	113,831
4,394	Johnson Matthey PLC (Materials)	111,015
4,423	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	179,938
47,342	Kingfisher PLC (Consumer Discretionary)	194,502
16,905	Land Securities Group PLC REIT (Real Estate)	180,143
136,219	Legal & General Group PLC (Financials)	506,644
3,457	Liberty Global PLC, Class A (Communication Services)*	89,121
7,540	Liberty Global PLC, Class C (Communication Services)*	195,060
1,619,349	Lloyds Banking Group PLC (Financials)	1,052,377
8,172	London Stock Exchange Group PLC (Financials)	720,825
59,301	M&G PLC (Financials)	163,749
17,803	Meggitt PLC (Industrials)*	180,348
98,448	Melrose Industries PLC (Industrials)	195,827
82,508	National Grid PLC (Utilities)	1,251,854
119,720	NatWest Group PLC (Financials)	368,977
2,789	Next PLC (Consumer Discretionary)	256,786
11,609	Ocado Group PLC (Consumer Staples)*	213,864
17,230	Pearson PLC (Communication Services)	149,807

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
7,225	Persimmon PLC (Consumer Discretionary)	$233,920
15,966	Phoenix Group Holdings PLC (Financials)	132,519
62,582	Prudential PLC (Financials)	954,313
16,269	Reckitt Benckiser Group PLC (Consumer Staples)	1,379,807
44,121	RELX PLC (Industrials)	1,350,338
42,376	Rentokil Initial PLC (Industrials)	288,725
19,229	Rightmove PLC (Communication Services)	173,534
189,186	Rolls-Royce Holdings PLC (Industrials)*	262,725
23,233	Sage Group PLC (The) (Information Technology)	219,083
2,683	Schroders PLC (Financials)	110,301
27,379	Segro PLC REIT (Real Estate)	478,116
5,697	Severn Trent PLC (Utilities)	219,840
20,063	Smith & Nephew PLC (Health Care)	359,914
8,955	Smiths Group PLC (Industrials)	183,715
1,677	Spirax-Sarco Engineering PLC (Industrials)	268,776
24,309	SSE PLC (Utilities)	555,950
12,280	St James’s Place PLC (Financials)	231,250
70,203	Standard Chartered PLC (Financials)	501,871
80,973	Taylor Wimpey PLC (Consumer Discretionary)	163,240
174,915	Tesco PLC (Consumer Staples)	680,021
17,352	THG PLC (Consumer Discretionary)*	24,912
57,348	Unilever PLC (Consumer Staples)	2,882,809
15,552	United Utilities Group PLC (Utilities)	224,215
619,500	Vodafone Group PLC (Communication Services)	1,092,548
5,911	Weir Group PLC (The) (Industrials)	125,509
4,604	Whitbread PLC (Consumer Discretionary)*	180,628
10,132	Wise PLC, Class A (Information Technology)*	72,867
26,270	WPP PLC (Communication Services)	372,745

		48,576,534

United States – 1.4%
14,225	Avast PLC (Information Technology)(b)	119,977
3,382	Carnival PLC (Consumer Discretionary)*	63,929
908	CyberArk Software Ltd. (Information Technology)*	154,487
5,026	Ferguson PLC (Industrials)	769,786
610	Fiverr International Ltd. (Consumer Discretionary)*	48,135
9,576	James Hardie Industries PLC CDI (Materials)	310,265
17,891	JS Global Lifestyle Co. Ltd. (Consumer Discretionary)(b)	20,562
12,676	Schneider Electric SE (Industrials)	1,990,144

Common Stocks – (continued)
United States – (continued)
48,254	Stellantis NV (Consumer Discretionary)	887,236
6,572	Swiss Re AG (Financials)	629,084
10,633	Tenaris SA (Energy)	137,822

		5,131,427

TOTAL COMMON STOCKS
(Cost $335,728,232)		$376,118,082

Shares	Description	Rate	Value

Preferred Stocks – 0.5%
Germany – 0.5%
1,298	Bayerische Motoren Werke AG (Consumer Discretionary)	2.98%	$106,282
3,969	Henkel AG & Co. KGaA (Consumer Staples)	2.85	315,803
3,495	Porsche Automobil Holding SE (Consumer Discretionary)	2.70	356,757
778	Sartorius AG (Health Care)	0.18	344,472
4,178	Volkswagen AG (Consumer Discretionary)	3.06	835,494
			1,958,808

Spain – 0.0%
5,966	Grifols SA, Class B (Health Care)	3.45	74,917

TOTAL PREFERRED STOCKS
(Cost $1,802,701)			$2,033,725

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $337,530,933)			$378,151,807

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,279,615	0.026%	$2,279,615
(Cost $2,279,615)

TOTAL INVESTMENTS – 100.2%
(Cost $339,810,548)		$380,431,422

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(855,387)

NET ASSETS – 100.0%		$379,576,035

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	Percent of Market Value
Financials	17.1%
Industrials	16.1%
Health Care	12.4%
Consumer Discretionary	12.1%
Consumer Staples	10.1%
Information Technology	8.7%
Materials	8.1%
Communication Services	5.1%
Energy	3.9%
Utilities	3.5%
Real Estate	3.0%

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 9.7%
9,575	Activision Blizzard, Inc.	$780,363
3,691	Alphabet, Inc., Class A*	9,969,908
3,381	Alphabet, Inc., Class C*	9,121,329
2,633	Altice USA, Inc., Class A*	30,437
88,214	AT&T, Inc.	2,089,790
1,461	Charter Communications, Inc., Class A*	879,201
56,237	Comcast Corp., Class A	2,629,642
2,019	Discovery, Inc., Class A *(a)	56,633
3,902	Discovery, Inc., Class C*	109,139
3,094	DISH Network Corp., Class A*	98,884
3,488	Electronic Arts, Inc.	453,754
3,955	Fox Corp., Class A	165,438
1,829	Fox Corp., Class B	69,978
961	IAC/InterActiveCorp*	110,284
284	Liberty Broadband Corp., Class A*	41,126
1,737	Liberty Broadband Corp., Class C*	254,818
918	Liberty Media Corp.-Liberty SiriusXM, Class A*	46,230
1,973	Liberty Media Corp.-Liberty SiriusXM, Class C*	99,281
1,869	Live Nation Entertainment, Inc.*	225,813
12,585	Lumen Technologies, Inc.	130,381
3,305	Match Group, Inc.*	368,474
29,241	Meta Platforms, Inc., Class A*	6,170,728
5,419	Netflix, Inc.*	2,137,904
2,616	Omnicom Group, Inc.	219,456
117	Paramount Global, Class A	3,984
7,101	Paramount Global, Class B	217,362
6,929	Pinterest, Inc., Class A*	185,351
3,462	ROBLOX Corp., Class A*	178,535
1,454	Roku, Inc.*	202,877
9,153	Sirius XM Holdings, Inc.(a)	56,382
15,179	Snap, Inc., Class A*	606,249
1,432	Spotify Technology SA*	223,664
1,412	Take-Two Interactive Software, Inc.*	228,744
7,306	T-Mobile US, Inc.*	900,172
9,664	Twitter, Inc.*	343,555
52,111	Verizon Communications, Inc.	2,796,797
22,547	Walt Disney Co. (The)*	3,347,328
1,288	Warner Music Group Corp., Class A	46,651
3,220	ZoomInfo Technologies, Inc.*	176,102

		45,772,744

Consumer Discretionary – 12.0%
771	Advance Auto Parts, Inc.	157,654
4,085	Airbnb, Inc., Class A*	618,837
5,426	Amazon.com, Inc.*	16,664,657
3,333	Aptiv PLC*	431,424
259	AutoZone, Inc.*	482,618
2,663	Best Buy Co., Inc.	257,352
505	Booking Holdings, Inc.*	1,096,986
820	Burlington Stores, Inc.*	185,230
2,536	Caesars Entertainment, Inc.*	213,506
2,005	CarMax, Inc.*	219,207
10,608	Carnival Corp.*	215,661
1,048	Carvana Co.*	157,693
1,047	Chewy, Inc., Class A*	49,356

Common Stocks – (continued)
Consumer Discretionary – (continued)
329	Chipotle Mexican Grill, Inc.*	501,182
8,660	Coupang, Inc. (South Korea)*	229,663
1,578	Darden Restaurants, Inc.	229,157
2,865	Dollar General Corp.	568,244
2,760	Dollar Tree, Inc.*	392,141
450	Domino’s Pizza, Inc.	194,494
2,392	DoorDash, Inc., Class A*	251,040
4,103	D.R. Horton, Inc.	350,396
3,888	DraftKings, Inc., Class A*	92,068
7,470	eBay, Inc.	407,787
1,564	Etsy, Inc.*	242,248
1,798	Expedia Group, Inc.*	352,606
48,618	Ford Motor Co.	853,732
1,893	Garmin Ltd.	209,063
16,409	General Motors Co.*	766,628
1,746	Genuine Parts Co.	213,291
1,599	Hasbro, Inc.	155,183
3,403	Hilton Worldwide Holdings, Inc.*	506,571
12,960	Home Depot, Inc. (The)	4,093,157
5,080	Las Vegas Sands Corp.*	217,729
3,318	Lennar Corp., Class A	298,222
192	Lennar Corp., Class B	14,496
3,133	LKQ Corp.	147,094
8,334	Lowe’s Cos., Inc.	1,842,314
6,684	Lucid Group, Inc. *(a)	193,702
1,471	Lululemon Athletica, Inc.*	470,632
3,420	Marriott International, Inc., Class A*	581,879
9,271	McDonald’s Corp.	2,269,263
600	MercadoLibre, Inc. (Brazil)*	675,990
4,816	MGM Resorts International	213,301
677	Mohawk Industries, Inc.*	95,308
4,709	Newell Brands, Inc.	111,839
15,661	NIKE, Inc., Class B	2,138,510
38	NVR, Inc.*	188,421
822	O’Reilly Automotive, Inc.*	533,675
3,576	Peloton Interactive, Inc., Class A*	103,919
3,031	PulteGroup, Inc.	150,519
2,257	Rivian Automotive, Inc., Class A *(a)	152,483
4,298	Ross Stores, Inc.	392,794
2,682	Royal Caribbean Cruises Ltd.*	216,491
14,536	Starbucks Corp.	1,334,259
5,933	Target Corp.	1,185,235
10,047	Tesla, Inc.*	8,745,210
13,702	TJX Cos., Inc. (The)	905,702
1,405	Tractor Supply Co.	286,325
657	Ulta Beauty, Inc.*	246,047
495	Vail Resorts, Inc.	128,972
4,374	VF Corp.	253,779
927	Wayfair, Inc., Class A*	130,586
753	Whirlpool Corp.	151,556
1,300	Wynn Resorts Ltd.*	112,476
5,082	Yum China Holdings, Inc. (China)	264,366
3,630	Yum! Brands, Inc.	444,965

		56,556,891

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 6.1%
22,772	Altria Group, Inc.	$1,167,976
6,906	Archer-Daniels-Midland Co.	541,776
468	Brown-Forman Corp., Class A	28,567
3,749	Brown-Forman Corp., Class B	244,547
2,500	Campbell Soup Co.	112,425
3,021	Church & Dwight Co., Inc.	295,605
1,520	Clorox Co. (The)	221,601
48,068	Coca-Cola Co. (The)	2,991,752
10,428	Colgate-Palmolive Co.	802,434
5,824	Conagra Brands, Inc.	203,665
1,890	Constellation Brands, Inc., Class A	407,522
5,491	Costco Wholesale Corp.	2,851,202
2,669	Estee Lauder Cos., Inc. (The), Class A	790,905
7,473	General Mills, Inc.	503,904
1,792	Hershey Co. (The)	362,450
3,483	Hormel Foods Corp.	165,930
1,268	J M Smucker Co. (The)	170,863
3,184	Kellogg Co.	203,585
9,767	Keurig Dr Pepper, Inc.	377,690
4,172	Kimberly-Clark Corp.	542,986
8,574	Kraft Heinz Co. (The)	336,272
8,283	Kroger Co. (The)	387,644
3,069	McCormick & Co., Inc.	292,077
2,302	Molson Coors Beverage Co., Class B	120,118
17,236	Mondelez International, Inc., Class A	1,128,613
4,654	Monster Beverage Corp.*	392,797
17,132	PepsiCo, Inc.	2,805,194
19,283	Philip Morris International, Inc.	1,948,933
30,012	Procter & Gamble Co. (The)	4,678,571
6,337	Sysco Corp.	551,953
3,587	Tyson Foods, Inc., Class A	332,371
8,842	Walgreens Boots Alliance, Inc.	407,528
18,062	Walmart, Inc.	2,441,260

		28,810,716

Energy – 3.5%
10,179	Baker Hughes Co.	299,059
2,764	Cheniere Energy, Inc.	367,336
23,565	Chevron Corp.	3,393,360
16,348	ConocoPhillips	1,550,771
8,330	Devon Energy Corp.	496,051
7,239	EOG Resources, Inc.	831,906
52,362	Exxon Mobil Corp.	4,106,228
10,290	Halliburton Co.	345,024
3,547	Hess Corp.	358,460
24,630	Kinder Morgan, Inc.	428,562
7,573	Marathon Petroleum Corp.	589,710
10,983	Occidental Petroleum Corp.	480,287
5,498	ONEOK, Inc.	359,019
5,427	Phillips 66	457,170
2,695	Pioneer Natural Resources Co.	645,722
17,379	Schlumberger NV	681,952
5,118	Valero Energy Corp.	427,404
15,045	Williams Cos., Inc. (The)	470,608

		16,288,629

Common Stocks – (continued)
Financials – 11.1%
7,498	Aflac, Inc.	458,053
164	Alleghany Corp.*	108,555
3,484	Allstate Corp. (The)	426,302
4,244	Ally Financial, Inc.	211,776
7,119	American Express Co.	1,384,930
10,296	American International Group, Inc.	630,527
1,386	Ameriprise Financial, Inc.	415,509
17,945	Annaly Capital Management, Inc. REIT	124,897
2,615	Aon PLC, Class A	763,946
6,323	Apollo Global Management, Inc.	412,639
4,631	Arch Capital Group Ltd.*	218,166
2,545	Arthur J Gallagher & Co.	402,594
88,665	Bank of America Corp.	3,918,993
9,262	Bank of New York Mellon Corp. (The)	492,275
16,151	Berkshire Hathaway, Inc., Class B*	5,191,739
1,739	BlackRock, Inc.	1,293,625
8,447	Blackstone, Inc.	1,076,739
5,217	Capital One Financial Corp.	799,610
1,313	Cboe Global Markets, Inc.	154,002
18,795	Charles Schwab Corp. (The)	1,587,426
4,576	Chubb Ltd.	931,857
1,917	Cincinnati Financial Corp.	235,388
24,572	Citigroup, Inc.	1,455,400
5,267	Citizens Financial Group, Inc.	276,096
4,375	CME Group, Inc.	1,034,819
1,523	Coinbase Global, Inc., Class A*	290,543
3,589	Discover Financial Services	443,026
479	Everest Re Group Ltd.	142,847
3,355	Fidelity National Financial, Inc.	159,832
8,430	Fifth Third Bancorp	403,291
2,205	First Republic Bank	382,038
3,612	Franklin Resources, Inc.	107,385
1,141	Globe Life, Inc.	115,195
4,132	Goldman Sachs Group, Inc. (The)(b)	1,410,210
4,209	Hartford Financial Services Group, Inc. (The)	292,441
17,662	Huntington Bancshares, Inc.	274,114
1,121	Interactive Brokers Group, Inc., Class A	74,188
6,923	Intercontinental Exchange, Inc.	886,975
36,344	JPMorgan Chase & Co.	5,153,579
11,492	KeyCorp	288,105
7,025	KKR & Co., Inc.	422,343
2,648	Loews Corp.	162,428
1,575	M&T Bank Corp.	287,012
165	Markel Corp.*	205,080
6,223	Marsh & McLennan Cos., Inc.	967,116
8,008	MetLife, Inc.	540,940
1,989	Moody’s Corp.	640,518
17,417	Morgan Stanley	1,580,419
988	MSCI, Inc.	495,670
1,447	Nasdaq, Inc.	247,654
2,465	Northern Trust Corp.	280,764
5,211	PNC Financial Services Group, Inc. (The)	1,038,292
3,271	Principal Financial Group, Inc.	231,063
7,231	Progressive Corp. (The)	765,980

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,687	Prudential Financial, Inc.	$523,350
2,692	Raymond James Financial, Inc.	295,178
11,763	Regions Financial Corp.	284,547
4,664	Robinhood Markets, Inc., Class A *(a)	56,015
1,667	Rocket Cos., Inc., Class A(a)	21,521
4,236	S&P Global, Inc.	1,591,465
1,557	SEI Investments Co.	91,209
4,260	State Street Corp.	363,506
724	SVB Financial Group*	438,744
6,763	Synchrony Financial	289,321
2,735	T. Rowe Price Group, Inc.	395,372
3,035	Travelers Cos., Inc. (The)	521,504
16,479	Truist Financial Corp.	1,025,323
730	Upstart Holdings, Inc.*	115,333
16,501	US Bancorp	932,967
1,641	W R Berkley Corp.	148,182
49,425	Wells Fargo & Co.	2,637,812
1,531	Willis Towers Watson PLC	340,341

		52,366,601

Health Care – 13.2%
1,029	10X Genomics, Inc., Class A*	83,833
21,785	Abbott Laboratories	2,627,707
21,748	AbbVie, Inc.	3,213,702
546	ABIOMED, Inc.*	169,664
3,737	Agilent Technologies, Inc.	487,155
915	Align Technology, Inc.*	467,986
1,473	Alnylam Pharmaceuticals, Inc.*	232,513
1,871	AmerisourceBergen Corp.	266,674
6,984	Amgen, Inc.	1,581,736
3,006	Anthem, Inc.	1,358,261
6,583	Avantor, Inc.*	228,364
6,209	Baxter International, Inc.	527,579
3,511	Becton Dickinson and Co.	952,464
1,817	Biogen, Inc.*	383,405
2,257	BioMarin Pharmaceutical, Inc.*	176,317
17,646	Boston Scientific Corp.*	779,424
27,265	Bristol-Myers Squibb Co.	1,872,288
3,479	Cardinal Health, Inc.	187,901
2,053	Catalent, Inc.*	209,488
7,075	Centene Corp.*	584,537
3,620	Cerner Corp.	337,565
4,098	Cigna Corp.	974,422
611	Cooper Cos., Inc. (The)	249,911
16,331	CVS Health Corp.	1,692,708
7,966	Danaher Corp.	2,185,950
772	DaVita, Inc.*	87,058
2,697	DENTSPLY SIRONA, Inc.	146,016
1,199	Dexcom, Inc.*	496,278
7,685	Edwards Lifesciences Corp.*	863,563
5,507	Elanco Animal Health, Inc.*	156,454
10,519	Eli Lilly & Co.	2,629,224
2,130	Exact Sciences Corp.*	166,268
15,561	Gilead Sciences, Inc.	939,884
2,972	HCA Healthcare, Inc.	743,921
1,698	Henry Schein, Inc.*	146,673

Common Stocks – (continued)
Health Care – (continued)
3,086	Hologic, Inc.*	219,631
2,791	Horizon Therapeutics PLC*	254,455
1,574	Humana, Inc.	683,620
1,046	IDEXX Laboratories, Inc.*	556,838
1,930	Illumina, Inc.*	630,338
2,295	Incyte Corp.*	156,749
4,394	Intuitive Surgical, Inc.*	1,275,710
2,327	IQVIA Holdings, Inc.*	535,489
744	Jazz Pharmaceuticals PLC*	102,240
32,665	Johnson & Johnson	5,375,679
1,187	Laboratory Corp. of America Holdings*	321,986
1,893	McKesson Corp.	520,499
16,668	Medtronic PLC	1,749,973
31,223	Merck & Co., Inc.	2,391,057
284	Mettler-Toledo International, Inc.*	400,082
4,348	Moderna, Inc.*	667,853
3,128	Organon & Co.	116,768
69,655	Pfizer, Inc.	3,269,606
1,517	Quest Diagnostics, Inc.	199,137
1,270	Regeneron Pharmaceuticals, Inc.*	785,317
1,787	ResMed, Inc.	440,942
4,081	Royalty Pharma PLC, Class A	160,220
1,672	Seagen, Inc.*	215,471
4,097	Stryker Corp.	1,078,945
1,785	Teladoc Health, Inc.*	135,499
583	Teleflex, Inc.	196,069
4,881	Thermo Fisher Scientific, Inc.	2,655,264
11,630	UnitedHealth Group, Inc.	5,534,368
876	Universal Health Services, Inc., Class B	126,083
1,714	Veeva Systems, Inc., Class A*	392,592
3,149	Vertex Pharmaceuticals, Inc.*	724,333
14,979	Viatris, Inc.	164,919
756	Waters Corp.*	239,448
915	West Pharmaceutical Services, Inc.	354,178
2,596	Zimmer Biomet Holdings, Inc.	330,185
5,861	Zoetis, Inc.	1,134,983

		62,303,419

Industrials – 7.6%
7,148	3M Co.	1,062,550
1,634	A O Smith Corp.	112,060
2,855	AMETEK, Inc.	370,550
7,291	Boeing Co. (The)*	1,497,134
10,718	Carrier Global Corp.	481,024
6,706	Caterpillar, Inc.	1,257,912
1,585	C.H. Robinson Worldwide, Inc.	153,238
1,084	Cintas Corp.	406,847
2,632	Copart, Inc.*	323,420
4,851	CoStar Group, Inc.*	295,960
27,465	CSX Corp.	931,338
1,765	Cummins, Inc.	360,272
3,442	Deere & Co.	1,239,189
7,915	Delta Air Lines, Inc.*	315,967
1,774	Dover Corp.	278,270
4,927	Eaton Corp. PLC	760,187
7,338	Emerson Electric Co.	681,847

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,512	Equifax, Inc.	$330,130
2,088	Expeditors International of Washington, Inc.	215,816
7,111	Fastenal Co.	365,932
3,034	FedEx Corp.	674,367
4,337	Fortive Corp.	280,821
1,678	Fortune Brands Home & Security, Inc.	145,818
771	Generac Holdings, Inc.*	243,227
3,026	General Dynamics Corp.	709,446
13,446	General Electric Co.	1,284,227
8,513	Honeywell International, Inc.	1,615,342
3,447	Illinois Tool Works, Inc.	745,724
5,034	Ingersoll Rand, Inc.	254,318
1,040	J.B. Hunt Transport Services, Inc.	211,047
8,720	Johnson Controls International PLC	566,451
2,423	L3Harris Technologies, Inc.	611,347
1,725	Leidos Holdings, Inc.	175,674
2,913	Lockheed Martin Corp.	1,263,659
3,426	Lyft, Inc., Class A*	133,408
3,010	Masco Corp.	168,680
3,014	Norfolk Southern Corp.	773,151
1,757	Northrop Grumman Corp.	776,840
1,311	Old Dominion Freight Line, Inc.	411,693
5,276	Otis Worldwide Corp.	413,269
3,937	PACCAR, Inc.	361,456
1,585	Parker-Hannifin Corp.	469,778
18,555	Raytheon Technologies Corp.	1,905,599
2,574	Republic Services, Inc.	309,601
1,435	Rockwell Automation, Inc.	382,542
2,835	Rollins, Inc.	92,506
1,300	Roper Technologies, Inc.	582,686
652	Snap-on, Inc.	137,037
7,322	Southwest Airlines Co.*	320,704
2,019	Stanley Black & Decker, Inc.	328,491
2,718	Textron, Inc.	198,767
2,937	Trane Technologies PLC	452,092
647	TransDigm Group, Inc.*	431,284
2,349	TransUnion	213,195
18,514	Uber Technologies, Inc.*	667,059
7,960	Union Pacific Corp.	1,957,762
4,013	United Airlines Holdings, Inc.*	178,177
9,052	United Parcel Service, Inc., Class B	1,904,722
897	United Rentals, Inc.*	288,493
1,987	Verisk Analytics, Inc.	352,375
5,184	Waste Management, Inc.	748,570
2,195	Westinghouse Air Brake Technologies Corp.	203,740
528	W.W. Grainger, Inc.	251,888
2,225	Xylem, Inc.	197,914

		35,834,590

Information Technology – 29.2%
8,161	Accenture PLC, Class A	2,579,039
5,895	Adobe, Inc.*	2,756,974
20,204	Advanced Micro Devices, Inc.*	2,491,961
2,201	Affirm Holdings, Inc.*	92,090

Common Stocks – (continued)
Information Technology – (continued)
1,983	Akamai Technologies, Inc.*	214,680
1,549	Amdocs Ltd.	121,906
7,377	Amphenol Corp., Class A	560,726
6,492	Analog Devices, Inc.	1,040,603
1,074	ANSYS, Inc.*	348,180
203,493	Apple, Inc.	33,600,764
10,967	Applied Materials, Inc.	1,471,771
1,506	AppLovin Corp., Class A*	87,468
2,852	Arista Networks, Inc.*	350,026
1,733	Atlassian Corp. PLC, Class A*	529,813
2,722	Autodesk, Inc.*	599,466
5,221	Automatic Data Processing, Inc.	1,067,381
1,199	Bill.com Holdings, Inc.*	285,218
4,920	Block, Inc.*	627,300
4,926	Broadcom, Inc.	2,893,729
1,433	Broadridge Financial Solutions, Inc.	209,519
3,397	Cadence Design Systems, Inc.*	514,408
1,671	CDW Corp.	288,181
48,171	Cisco Systems, Inc.	2,686,497
1,532	Citrix Systems, Inc.	157,030
3,005	Cloudflare, Inc., Class A*	349,842
6,496	Cognizant Technology Solutions Corp., Class A	559,500
9,573	Corning, Inc.	386,749
923	Coupa Software, Inc.*	111,692
2,521	Crowdstrike Holdings, Inc., Class A*	492,124
2,968	Datadog, Inc., Class A*	478,174
3,491	Dell Technologies, Inc., Class C*	177,901
2,380	DocuSign, Inc.*	281,863
3,650	Dropbox, Inc., Class A*	82,819
1,527	Enphase Energy, Inc.*	254,551
677	EPAM Systems, Inc.*	140,647
758	F5, Inc.*	152,244
7,409	Fidelity National Information Services, Inc.	705,559
7,506	Fiserv, Inc.*	733,111
979	FleetCor Technologies, Inc.*	229,282
1,727	Fortinet, Inc.*	594,986
987	Gartner, Inc.*	276,775
3,574	Global Payments, Inc.	476,700
679	GLOBALFOUNDRIES, Inc. *(a)	41,270
16,004	Hewlett Packard Enterprise Co.	254,784
13,408	HP, Inc.	460,699
561	HubSpot, Inc.*	294,525
50,465	Intel Corp.	2,407,181
11,118	International Business Machines Corp.	1,362,066
3,421	Intuit, Inc.	1,622,820
2,251	Keysight Technologies, Inc.*	354,240
1,874	KLA Corp.	653,089
2,204	Kyndryl Holdings, Inc.*	34,955
1,742	Lam Research Corp.	977,872
10,434	Marvell Technology, Inc.	712,955
10,682	Mastercard, Inc., Class A	3,854,279
6,753	Microchip Technology, Inc.	474,939
13,879	Micron Technology, Inc.	1,233,288
91,827	Microsoft Corp.	27,436,989

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
776	MongoDB, Inc.*	$296,424
2,084	Motorola Solutions, Inc.	459,376
2,757	NetApp, Inc.	216,094
6,979	NortonLifeLock, Inc.	202,251
29,779	NVIDIA Corp.	7,261,609
1,836	Okta, Inc.*	335,694
18,938	Oracle Corp.	1,438,720
20,719	Palantir Technologies, Inc., Class A*	245,520
1,199	Palo Alto Networks, Inc.*	712,506
4,005	Paychex, Inc.	476,835
629	Paycom Software, Inc.*	213,363
14,532	PayPal Holdings, Inc.*	1,626,567
1,364	Qorvo, Inc.*	186,568
13,891	QUALCOMM, Inc.	2,389,113
1,038	Qualtrics International, Inc., Class A*	31,483
998	RingCentral, Inc., Class A*	130,578
11,817	salesforce.com, Inc.*	2,487,833
2,554	Seagate Technology Holdings PLC	263,471
2,467	ServiceNow, Inc.*	1,430,663
2,045	Skyworks Solutions, Inc.	282,558
3,355	Snowflake, Inc., Class A*	891,289
1,954	Splunk, Inc.*	230,767
2,765	SS&C Technologies Holdings, Inc.	207,292
1,892	Synopsys, Inc.*	591,042
4,044	TE Connectivity Ltd. (Switzerland)	575,987
2,018	Teradyne, Inc.	237,963
11,447	Texas Instruments, Inc.	1,945,876
5,359	Trade Desk, Inc. (The), Class A*	457,230
3,105	Trimble, Inc.*	216,574
2,054	Twilio, Inc., Class A*	359,039
3,271	UiPath, Inc., Class A*	113,536
2,177	Unity Software, Inc.*	231,742
1,207	VeriSign, Inc.*	257,960
20,563	Visa, Inc., Class A	4,444,076
2,567	VMware, Inc., Class A	301,160
3,771	Western Digital Corp.*	192,095
4,950	Western Union Co. (The)	89,991
2,361	Workday, Inc., Class A*	540,787
657	Zebra Technologies Corp., Class A*	271,564
2,544	Zoom Video Communications, Inc., Class A*	337,334
1,006	Zscaler, Inc.*	240,585

		137,656,315

Materials – 2.3%
2,749	Air Products and Chemicals, Inc.	649,589
1,444	Albemarle Corp.	282,865
18,983	Amcor PLC	220,772
3,986	Ball Corp.	357,704
1,344	Celanese Corp.	187,192
8,977	Corteva, Inc.	467,073
9,171	Dow, Inc.	540,722
6,421	DuPont de Nemours, Inc.	496,793
1,666	Eastman Chemical Co.	197,371
3,154	Ecolab, Inc.	555,924
1,564	FMC Corp.	183,379

Common Stocks – (continued)
Materials – (continued)
18,130	Freeport-McMoRan, Inc.	851,204
3,154	International Flavors & Fragrances, Inc.	419,482
4,796	International Paper Co.	208,770
6,321	Linde PLC (United Kingdom)	1,853,570
3,248	LyondellBasell Industries NV, Class A	315,803
771	Martin Marietta Materials, Inc.	292,517
9,884	Newmont Corp.	654,321
3,517	Nucor Corp.	462,908
1,157	Packaging Corp. of America	170,299
2,945	PPG Industries, Inc.	393,010
2,970	Sherwin-Williams Co. (The)	781,496
1,057	Southern Copper Corp. (Peru)	73,345
1,606	Vulcan Materials Co.	291,409
3,225	Westrock Co.	145,996

		11,053,514

Real Estate – 2.6%
1,969	Alexandria Real Estate Equities, Inc. REIT	372,929
5,635	American Tower Corp. REIT	1,278,412
1,708	AvalonBay Communities, Inc. REIT	407,512
1,764	Boston Properties, Inc. REIT	215,755
3,988	CBRE Group, Inc., Class A*	386,238
5,339	Crown Castle International Corp. REIT	889,424
3,513	Digital Realty Trust, Inc. REIT	473,974
4,719	Duke Realty Corp. REIT	250,107
1,113	Equinix, Inc. REIT	789,929
4,509	Equity Residential REIT	384,618
803	Essex Property Trust, Inc. REIT	254,687
1,632	Extra Space Storage, Inc. REIT	307,061
6,679	Healthpeak Properties, Inc. REIT	207,450
8,761	Host Hotels & Resorts, Inc. REIT*	160,063
7,386	Invitation Homes, Inc. REIT	279,191
3,567	Iron Mountain, Inc. REIT	175,425
1,419	Mid-America Apartment Communities, Inc. REIT	290,342
699	Orion Office REIT, Inc. REIT*	11,904
9,147	Prologis, Inc. REIT	1,334,090
1,881	Public Storage REIT	667,793
7,014	Realty Income Corp. REIT	463,555
1,341	SBA Communications Corp. REIT	406,846
4,050	Simon Property Group, Inc. REIT	557,118
3,807	UDR, Inc. REIT	208,890
4,924	Ventas, Inc. REIT	265,896
5,389	Welltower, Inc. REIT	448,850
9,271	Weyerhaeuser Co. REIT	360,456
2,283	W.P. Carey, Inc. REIT	176,704
536	Zillow Group, Inc., Class A*	30,697
2,127	Zillow Group, Inc., Class C*	122,345

		12,178,261

Utilities – 2.5%
3,106	Alliant Energy Corp.	181,390
3,149	Ameren Corp.	270,657
6,249	American Electric Power Co., Inc.	566,472
2,243	American Water Works Co., Inc.	338,895

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
1,629	Atmos Energy Corp.	$178,880
886	Avangrid, Inc.	39,755
7,779	CenterPoint Energy, Inc.	212,756
3,580	CMS Energy Corp.	229,156
4,384	Consolidated Edison, Inc.	376,016
3,982	Constellation Energy Corp.	183,092
10,027	Dominion Energy, Inc.	797,447
2,387	DTE Energy Co.	290,235
9,537	Duke Energy Corp.	957,610
4,712	Edison International	298,835
2,488	Entergy Corp.	261,762
2,780	Evergy, Inc.	173,500
4,231	Eversource Energy	346,096
11,960	Exelon Corp.	509,018
6,745	FirstEnergy Corp.	282,278
24,303	NextEra Energy, Inc.	1,902,196
4,851	NiSource, Inc.	140,339
18,659	PG&E Corp.*	212,153
1,397	Pinnacle West Capital Corp.	98,950
9,180	PPL Corp.	240,241
6,268	Public Service Enterprise Group, Inc.	406,354
3,909	Sempra Energy	563,756
13,127	Southern Co. (The)	850,236
3,910	WEC Energy Group, Inc.	355,341
6,674	Xcel Energy, Inc.	449,360

		11,712,776

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $383,892,594)		$470,534,456

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
505,989	0.026%	$505,989
(Cost $505,989)

TOTAL INVESTMENTS – 99.9%
(Cost $384,398,583)		$471,040,445

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		608,569

NET ASSETS – 100.0%		$471,649,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA ETFS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® U.S. Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $23,637,741, $337,530,933 and $382,826,720, respectively)(a)	$30,991,438	$378,151,807	$469,124,246

Investments in affiliated issuers, at value (cost $–, $– and $1,065,874, respectively)	—	—	1,410,210

Investments in securities lending reinvestment vehicle, at value which equals cost	104,541	2,279,615	505,989

Cash	240,521	545,768	586,295

Foreign currency, at value (cost $5,090, $29,723 and $–, respectively)	5,114	29,717	—

Receivables:

Dividends	56,614	721,077	560,375

Reimbursement from investment adviser	2,240	14,894	6,842

Securities lending income	96	777	1,163

Foreign tax reclaims	—	190,362	—

Fund shares sold	—	—	30,041,323

Total assets	31,400,564	381,934,017	502,236,443

Liabilities:

Payables:

Foreign capital gains tax	164,778	—	—

Upon return of securities loaned	104,541	2,279,615	505,989

Management fees	11,200	74,469	30,791

Investments purchased	1	15	30,042,212

Accrued expenses	1,485	3,883	8,437

Total liabilities	282,005	2,357,982	30,587,429

Net Assets:

Paid-in capital	23,973,485	340,365,603	380,932,778

Total distributable earnings	7,145,074	39,210,432	90,716,236

NET ASSETS	$31,118,559	$379,576,035	$471,649,014
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	650,000	7,200,000	7,850,000

Net asset value per share:	$47.87	$52.72	$60.08

(a)	Includes loaned securities having a market value of $77,209, $2,193,117 and $521,704 for MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® U.S. Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $36,450, $315,511 and $–, respectively)	$269,947	$3,237,274	$2,880,365

Non cash dividend income	86,661	804,891	—

Securities lending income — unaffiliated issuer	1,345	51,853	4,981

Dividends — affiliated issuers	—	—	7,634

Total investment income	357,953	4,094,018	2,892,980
Expenses:
Expenses:

Management fees	72,123	449,379	192,239

Trustee fees	3,187	5,665	6,450

Total expenses	75,310	455,044	198,689

Less — expense reductions	(15,062)	(91,009)	(44,153)

Net expenses	60,248	364,035	154,536

NET INVESTMENT INCOME	297,705	3,729,983	2,738,444

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	121,952	(510,563)	189,492

Investments — affiliated issuers	—	—	(1,234)

In-kind redemptions — unaffiliated issuers	—	—	3,513,371

In-kind redemptions — affiliated issuers	—	—	15,258

Futures contracts	95,079	49,852	23,933

Foreign currency transactions	4,574	(39,613)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the foreign capital gains tax liability of $164,777, $– and $–, respectively)	(3,545,429)	(31,464,560)	(25,629,770)

Investments — affiliated issuers	—	—	(289,077)

Futures contracts	(162,991)	(14,480)	(36,551)

Foreign currency translations	(1,095)	(7,540)	—

Net realized and unrealized loss	(3,487,910)	(31,986,904)	(22,214,578)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,190,205)	$(28,256,921)	$(19,476,134)

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA ETFS

Statements of Changes in Net Assets

	MarketBeta® Emerging Markets Equity ETF		MarketBeta® International Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$297,705	$644,973	$3,729,983	$7,646,163

Net realized gain (loss)	221,605	2,184,194	(500,324)	1,076,706

Net change in unrealized gain (loss)	(3,709,515)	4,354,283	(31,486,580)	63,965,742

Net increase (decrease) in net assets resulting from operations	(3,190,205)	7,183,450	(28,256,921)	72,688,611

Distributions to shareholders:

From distributable earnings	(1,882,692)	(1,171,922)	(5,630,984)	(7,742,172)

From share transactions:

Proceeds from sales of shares	—	—	56,271,930	16,893,577

Cost of shares redeemed	—	(8,337,333)	—	(5,371,302)

Net increase (decrease) in net assets resulting from share transactions	—	(8,337,333)	56,271,930	11,522,275

TOTAL INCREASE (DECREASE)	(5,072,897)	(2,325,805)	22,384,025	76,468,714

Net assets:

Beginning of period	$36,191,456	$38,517,261	$357,192,010	$280,723,296

End of period	$31,118,559	$36,191,456	$379,576,035	$357,192,010

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Statements of Changes in Net Assets (continued)

	MarketBeta® U.S. Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Fiscal Year Ended August 31, 2021
From operations:

Net investment income	$2,738,444	$4,469,540

Net realized gain	3,740,820	518,027

Net change in unrealized gain (loss)	(25,955,398)	87,871,859

Net increase (decrease) in net assets resulting from operations	(19,476,134)	92,859,426

Distributions to shareholders:

From distributable earnings	(2,818,708)	(4,409,032)

From share transactions:

Proceeds from sales of shares	74,463,733	85,652,201

Cost of shares redeemed	(9,380,898)	(2,904,650)

Net increase in net assets resulting from share transactions	65,082,835	82,747,551

TOTAL INCREASE	42,787,993	171,197,945

Net assets:

Beginning of period	$428,861,021	$257,663,076

End of period	$471,649,014	$428,861,021

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021	For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$55.68		$48.15	$39.60

Net investment income(a)	0.46		0.89	0.49

Net realized and unrealized gain (loss)	(5.37)		8.14	8.06

Total gain (loss) from investment operations	(4.91)		9.03	8.55

Distributions to shareholders from net investment income	(2.90)		(1.50)	—

Net asset value, end of period	$47.87		$55.68	$48.15

Market price, end of period	$48.37		$55.72	$48.36

Total Return at Net Asset Value(b)	(9.13)%		19.35%	21.54%

Net assets, end of period (in 000’s)	$31,119		$36,191	$38,517

Ratio of net expenses to average net assets	0.36	%(c)	0.36%	0.36	%(c)

Ratio of total expenses to average net assets	0.45	%(c)	0.45%	0.45	%(c)

Ratio of net investment income to average net assets	1.78	%(c)	1.63%	3.60	%(c)

Portfolio turnover rate(d)	12%		21%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® International Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021	For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$57.61		$46.79	$40.14

Net investment income(a)	0.57		1.28	0.30

Net realized and unrealized gain (loss)	(4.57)		10.84	6.35

Total gain (loss) from investment operations	(4.00)		12.12	6.65

Distributions to shareholders from net investment income	(0.89)		(1.30)	—

Net asset value, end of period	$52.72		$57.61	$46.79

Market price, end of period	$52.68		$57.80	$46.82

Total Return at Net Asset Value(b)	(7.04)%		26.20%	16.57%

Net assets, end of period (in 000’s)	$379,576		$357,192	$280,723

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	2.05	%(c)	2.41%	2.15	%(c)

Portfolio turnover rate(d)	4%		5%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021	For the Period May 12, 2020* to August 31, 2020
Per Share Operating Performance:

Net asset value, beginning of period	$63.07		$48.62	$39.20

Net investment income(a)	0.39		0.74	0.22

Net realized and unrealized gain (loss)	(2.98)		14.46	9.20

Total gain (loss) from investment operations	(2.59)		15.20	9.42

Distributions to shareholders from net investment income	(0.40)		(0.75)	—

Net asset value, end of period	$60.08		$63.07	$48.62

Market price, end of period	$60.01		$63.09	$48.69

Total Return at Net Asset Value(b)	(4.14)%		31.60%	24.03%

Net assets, end of period (in 000’s)	$471,649		$428,861	$257,663

Ratio of net expenses to average net assets	0.07	%(c)	0.07%	0.07	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09	%(c)

Ratio of net investment income to average net assets	1.24	%(c)	1.36%	1.62	%(c)

Portfolio turnover rate(d)	2%		4%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions, short-term transactions and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs MarketBeta® Emerging Markets Equity ETF (“MarketBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs MarketBeta® International Equity ETF (“MarketBeta® International Equity ETF”)	Diversified
Goldman Sachs MarketBeta® U.S. Equity ETF (“MarketBeta® U.S. Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

65

GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the

Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars.

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2022:

MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,006,848	$—	$—

Asia	25,662,005	890,404	310,541

Europe	222,114	—	—

North America	1,004,433	—	—

South America	1,474,377	420,716	—

Securities Lending Reinvestment Vehicle	104,541	—	—

Total	$29,474,318	$1,311,120	$310,541

MARKETBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,370,423	$—	$—

Asia	114,360,336	—	12,634

Europe	221,351,889	2,092,895	—

North America	4,861,696	310,265	—

Oceania	33,019,423	368,815	—

South America	349,835	53,596	—

Securities Lending Reinvestment Vehicle	2,279,615	—	—

Total	$377,593,217	$2,825,571	$12,634

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MARKETBETA® U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$494,029	$—	$—

Europe	2,429,557	—	—

North America	466,861,535	—	—

South America	749,335	—	—

Securities Lending Reinvestment Vehicle	505,989	—	—

Total	$471,040,445	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2022. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts
Equity	MarketBeta® Emerging Markets Equity ETF	$95,079	$(162,991)
Equity	MarketBeta® International Equity ETF	49,852	(14,480)
Equity	MarketBeta® U.S. Equity ETF	23,933	(36,551)

For the six months ended February 28, 2022, the relevant values for each derivative type was as follows:

Fund	Number of Contracts(a)
MarketBeta® Emerging Markets Equity ETF	7
MarketBeta® International Equity ETF	2
MarketBeta® U.S. Equity ETF	1

(a)	Amount disclosed represents average number of contracts for the months that the Fund held such derivatives during the six months ended February 28, 2022.

There were no outstanding derivative contracts at February 28, 2022.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2022, contractual and effective net unitary management fees with GSAM were at the following rates for each Fund:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
MarketBeta Emerging Markets Equity ETF	0.45%	0.36%
MarketBeta International Equity ETF	0.25%	0.20%
MarketBeta U.S. Equity ETF	0.09%	0.07%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.36%, 0.20% and 0.07% as an annual percentage rate of average daily net assets of the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively. These arrangements will remain in effect through at least December 29, 2022 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2022, GSAM waived $15,062, $91,009 and $44,153 of the Funds’ management fees for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

B.  Other Transactions with Affiliates — The following table provides information about the MarketBeta® U.S. Equity ETF’s investment in shares of The Goldman Sachs Group, Inc. of which the MarketBeta® U.S. Equity ETF is an affiliate as of and for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of February 28, 2022	Shares as of February 28, 2022	Dividend Income
MarketBeta U.S. Equity ETF	$1,515,100	$235,079	$(64,916)	$14,024	$(289,077)	$1,410,210	4,132	$7,634

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	MarketBeta Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	(150,000)	(8,323,242)

NET DECREASE IN SHARES	—	$—	(150,000)	$(8,323,242)

	MarketBeta International Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,000,000	$56,254,335	300,000	$16,893,287
Shares Redeemed	—	—	(100,000)	(5,367,710)

NET INCREASE IN SHARES	1,000,000	$56,254,335	200,000	$11,525,577

	MarketBeta U.S. Equity ETF

	For the Six Months Ended February 28, 2022 (Unaudited)		For the Fiscal Year Ended August 31, 2021

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,200,000	$74,463,733	1,550,000	$85,652,200
Shares Redeemed	(150,000)	(9,380,898)	(50,000)	(2,904,650)

NET INCREASE IN SHARES	1,050,000	$65,082,835	1,500,000	$82,747,550

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
MarketBeta Emerging Markets Equity ETF	$5,191,224	$3,968,781
MarketBeta International Equity ETF	16,914,717	16,146,081
MarketBeta U.S. Equity ETF	8,980,605	8,076,690

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
MarketBeta Emerging Markets Equity ETF	$—	$—
MarketBeta International Equity ETF	54,491,076	—
MarketBeta U.S. Equity ETF	74,464,259	9,380,545

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency

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8. SECURITIES LENDING (continued)

laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2022
MarketBeta Emerging Markets Equity ETF	$568,867	$2,091,469	$(2,555,795)	$104,541
MarketBeta International Equity ETF	1,129,562	26,395,142	(25,245,089)	2,279,615
MarketBeta U.S. Equity ETF	530,905	3,040,492	(3,065,408)	505,989

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2021, the Funds’ capital loss carryforward on a tax-basis were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® U.S. Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$—
Perpetual Long-Term	—	(44,653)	(84,374)

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® U.S. Equity ETF
Tax Cost	$24,264,251	$341,313,130	$384,830,169
Gross unrealized gain	8,631,081	54,163,403	97,308,079
Gross unrealized loss	(1,799,353)	(15,045,111)	(11,097,803)
Net unrealized gain	$6,831,728	$39,118,292	$86,210,276

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, and differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not

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10. OTHER RISKS (continued)

attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

In late February 2022, Russia began an invasion of Ukraine. Following such invasion, the United States, the European Union, and other countries and entities imposed wide-ranging sanctions on Russia and related entities. The MarketBeta Emerging Markets Equity ETF and the MarketBeta International Equity ETF have limited market value in Russian and Ukrainian securities, which are being valued to reflect the limited liquidity and transferability in the current environment. With the closure of local Russian markets and imposition of sanctions in late February and early March, there are currently limited portfolio management actions possible as

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GOLDMAN SACHS MARKETBETA ETFS

Notes to Financial Statements (continued)

February 28, 2022

12. OTHER MATTERS (continued)

many of these assets are either sanctioned and/or cannot be transferred or settled. These sanctions and current environment could impair the ability of these funds to buy, sell, hold, receive, deliver or otherwise transact in certain securities and other instruments. The full impact of the sanctions and the conflict on these Funds, the financial markets and the global economy is not yet known. Management is continuing to monitor these developments and evaluate other impacts they may have on these Funds.

13. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS MARKETBETA ETFS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs ETF Trust (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar and Linda A. Lang were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Cheryl K. Beebe	264,924,160	15,294,512	0

Lawrence Hughes	279,548,931	669,741	0

John F. Killian	264,883,857	15,334,814	0

Steven D. Krichmar	279,552,751	665,920	0

Linda A. Lang	279,620,511	598,160	0

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GOLDMAN SACHS MARKETBETA ETFS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS MARKETBETA ETFS

Fund Expenses — Six Months ended 2/28/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2021 and held for the six months ended February 28, 2022, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta Emerging Markets Equity ETF				MarketBeta International Equity ETF				MarketBeta U.S. Equity ETF
	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid*
Actual based on NAV	$1,000	$908.74		$1.70	$1,000	$929.56		$0.96	$1,000	$958.59		$0.34
Hypothetical 5% return	$1,000	$1,023.01	+	$1.81	$1,000	$1,023.80	+	$1.00	$1,000	$1,024.45	+	$0.35

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each Fund is calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
MarketBeta Emerging Markets Equity ETF	0.36%
MarketBeta International Equity ETF	0.20
MarketBeta U.S. Equity ETF	0.07

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until September 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 13, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held one meeting over the course of the year since the Management Agreement was last approved in 2020. At this Committee meeting, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”);
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited) (continued)

(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays each Fund’s ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. They also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using data compiled by the Outside Data Provider as of March 31, 2021, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2021. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index and a composite of separate accounts with comparable investment strategies. The Trustees observed that the

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited) (continued)

investment performance of each passively-managed Fund was consistent with the investment objective of tracking its respective index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and non-advisory services that were directed to the needs and operations of the Funds as ETFs.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement a management fee waiver for each Fund. The Trustees noted that license fees would be payable by the Investment Adviser to Solactive AG for the use of its indices. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of each Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, do not have management fee breakpoints. They considered information previously provided regarding each Fund’s fee structure, the amount of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

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GOLDMAN SACHS MARKETBETA ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs MarketBeta Emerging Markets Equity ETF, Goldman Sachs MarketBeta International Equity ETF and Goldman Sachs MarketBeta U.S. Equity ETF (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement with respect to each Fund should be approved and continued with respect to each Fund until September 30, 2022.

83

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBetaTM Emerging Markets Equity ETF
Goldman Sachs MarketBetaTM International Equity ETF
Goldman Sachs MarketBetaTM U.S. Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Physical Gold ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, and Goldman Sachs MarketBeta® U.S. Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS Developed Markets ex North America Large & Mid Cap Index, the Solactive GBS Emerging Markets Large & Mid Cap Index, Solactive GBS United States Large & Mid Cap Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2022 Goldman Sachs. All rights reserved. 275088-OTU-1591614 04/2022 MCEQWGETFSAR-22

Goldman Sachs Funds

Semi-Annual Report	February 28, 2022

Goldman Sachs Future Thematic Equity ETFs
Goldman Sachs Future Consumer Equity ETF (GBUY)
Goldman Sachs Future Health Care Equity ETF (GDOC)
Goldman Sachs Future Planet Equity ETF (GSFP)
Goldman Sachs Future Real Estate and Infrastructure Equity ETF (GREI)
Goldman Sachs Future Tech Leaders Equity ETF (GTEK)

Goldman Sachs Future Thematic Equity ETFs

∎	GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

∎	GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

∎	GOLDMAN SACHS FUTURE PLANET EQUITY ETF

∎	GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

∎	GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Future Thematic Equity ETFs

The following are highlights both of key factors affecting the U.S., international and emerging markets equity markets and of any key changes made to the Goldman Sachs Future Thematic Equity ETFs (the “Funds”) during the six months ended February 28, 2022 (the “Reporting Period”). Attribution highlights are provided for those Funds that materially outperformed or underperformed their respective benchmarks during the Reporting Period. A fuller review of the markets and these changes will appear in the Funds’ annual shareholder report covering the 12 months ended August 31, 2022.

Market and Economic Review

U.S. Equities

•

Overall, U.S. equities struggled during the Reporting Period. The Standard & Poor’s 500® Index (the “S&P 500® Index”) ended the Reporting Period with a return of -2.62%. The Russell 3000® Index generated a return of -4.24%.

•

Persistent supply-chain disruptions and inflationary pressures remained the common themes during the Reporting Period, while the biggest headlines were the COVID-19 variants and the start of the yet ongoing Russia/Ukraine war.

•

As the Reporting Period began in September 2021, the S&P 500® Index saw its first decline since January 2021 and its worst month since September 2020. Focus centered around U.S. Federal Reserve (“Fed”) tapering, complex legislative negotiations, persistent supply-chain disruptions, spread of the COVID-19 Delta variant, global risk events, rising energy costs and the rapid uptick in U.S. Treasury yields.

•	During the fourth quarter of 2021, the S&P 500® Index increased in October, fell in November and increased in December.

•

The third quarter corporate earnings season propelled the U.S. equity market rally in October, with retail earnings upside surprises and hints of easing supply-chain constraints supporting the market’s upward trajectory into early November.

•

Later in November, a $1 trillion infrastructure bill was signed into law, and Fed Chair Powell was appointed for a second term, bringing clarity to the Fed’s leadership. However, renewed concerns around COVID-19 developments pressured U.S. equities, with the emergence of the more contagious Omicron variant triggering a sell-off. Persistently high inflation also weighed on market sentiment.

•

In December, the S&P 500® Index rebounded despite record COVID-19 case counts in many population centers in the U.S., as studies showed the variant was generally accompanied by milder symptoms than previous variants. Positive seasonality and the so-called “Santa Rally” also lifted the S&P 500® Index towards the end of the month. (A Santa rally refers a sustained increase in the stock market that occurs in the last week of December through the first two trading days in January.) The Fed walked back its use of “transitory” in describing the inflationary environment and announced it would double its pace of asset purchase tapering and indicated potential interest rate hikes in 2022.

•

The S&P 500® Index fell in January and February 2022, suffering its biggest pullback since March 2020 amid reverberations surrounding the Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying U.S. Treasury yield increase, the long-standing valuation concerns around some of the riskier pockets of the market, the remaining inflation overhang and the ramping of geopolitical tensions caused by the Russia/Ukraine war.

•

During the Reporting Period overall, the U.S. equity market saw a sharp reversal of the growth/value dynamic amid a backdrop of rising U.S. Treasury yields and expectations of multiple interest rate hikes by the Fed. Value stocks meaningfully outperformed growth stocks during the Reporting Period.

•

The best performing sectors within the S&P 500® Index during the Reporting Period were energy, consumer staples and financials, while the weakest performing sectors were communication services, information technology and consumer discretionary.

1

MARKET REVIEW

International Equities

•	Representing the developed international equity markets, the MSCI EAFE Index (net) returned -6.78% for the Reporting Period, underperforming the U.S. equity market.

•

As the Reporting Period began, international equity markets receded in September 2021, due primarily to the U.S. Fed’s announcements around tapering of its monthly asset purchase plans and increases in interest rates.

•	The decline was further aggravated by halts in global manufacturing activities due to supply-chain disruptions and semiconductor shortages as well as power cuts and energy crises around the world.

•

Regulations imposed by the Chinese government on certain key sectors, primarily technology, led to increased investor pessimism, worsened by the debt crisis at Chinese property developer Evergrande Group and spread of the COVID-19 Delta variant.

•	During the fourth quarter of 2021, the MSCI EAFE Index increased in October, fell in November and rose in December.

•

Many of the concerns that dominated the international equity markets in September ebbed somewhat in October, supported in Europe and the U.K. particularly by favorable third calendar quarter corporate earnings reports.

•

In November, international equity markets suffered over fears of the new COVID-19 Omicron variant’s potential impact. Travel restrictions were re-imposed to curtail the variant’s spread, and lockdown measures were reimposed in Europe. Japan’s equity market fell due to both inflation and supply-chain issues as well as concerns about the Omicron variant.

•

In December, the initial scare of the Omicron variant dissipated among studies showing its symptoms were less severe than prior variants. Also, value stocks outperformed growth stocks, which benefited international equities given their relatively high value/cyclical exposures.

•	The MSCI EAFE Index fell in January and February 2022.

•

The price pressure in January was mostly from the continued reverberation surrounding the U.S. Fed’s hawkish policy pivot, the velocity and magnitude of the accompanying government bond yield increase and the long-standing valuation concerns around some of the riskier pockets of the markets.

•	The price pressure in February was mostly from the Russia/Ukraine crisis, as the situation deteriorated sharply and Russia launched a full-scale invasion.

•

The best performing sector within the MSCI EAFE Index during the Reporting Period was energy, the only sector to post a positive total return for the Reporting Period. The weakest performing sectors were information technology, industrials and communication services.

•

The best performing countries within the MSCI EAFE Index were Norway and the U.K., the only two country constituents to post a positive total return for the Reporting Period. The weakest performing countries during the Reporting Period were the Netherlands, Finland and Ireland.

Emerging Markets Equities

•

Representing the emerging markets equity markets, the MSCI Emerging Markets Index (net) returned -9.81% during the Reporting Period, underperforming both the U.S. equity market and the developed international equity markets overall.

•

As the Reporting Period began in September 2021, emerging markets equities as a whole posted negative returns, mainly due to a steep sell-off in China as well as on broader concerns around rising inflation and, as a direct result, a looming tightening of monetary policy across the globe.

2

MARKET REVIEW

•	During the fourth quarter of 2021, the MSCI Emerging Markets Index rose in October, fell sharply in November and increased in December.

•

Emerging markets equities rose slightly in October as COVID-19 vaccination rates increased and the global spread of the Delta variant slowed in most regions. The markets also expected strong corporate earnings to continue. However, rising input costs, especially energy prices, material shortages and a slowdown in economic growth in China muted investor optimism.

•	In November, the Omicron variant of COVID-19 spread across regions, dampening investor sentiment and leading to mixed outlooks for the global economic recovery.

•

In December, global economic data was encouraging despite market participants closely monitoring the implications of the spread of the Omicron variant, inflation remaining top of mind for investors, and China’s heightened regulations, mainly in the technology sector, weighing on sentiment.

•	The MSCI Emerging Markets Index fell in January and February 2022.

•

In January, both growing tensions between Russian and Ukraine and rising global borrowing costs worried investors. COVID-19 cases surged and hospitalizations rose, furthering dampening investor sentiment around an economic recovery across emerging markets.

•	In February, the Russia/Ukraine situation deteriorated sharply, with Russia launching a full-scale invasion, triggering a sell-off in emerging markets equities.

•

The best performing sector within the MSCI Emerging Markets Index during the Reporting Period was financials, the only sector to post a positive, albeit modest, total return for the Reporting Period. The weakest performing sectors were health care, consumer discretionary and communication services.

•

The best performing countries within the MSCI Emerging Markets Index during the Reporting Period were Peru, United Arab Emirates and Qatar, while the weakest performing countries were Russia, Hungary and Poland.

•

It is worth noting that effective March 9, 2022, after the close of the Reporting Period, MSCI Inc. removed Russian securities from the MSCI Emerging Markets Index after deeming the Russian equity market “uninvestable” amidst Russia’s invasion of Ukraine. MSCI Inc. announced the MSCI Russia Indexes would be reclassified to “standalone markets” instead of “emerging markets” across all of MSCI’s indexes “at a price that is effectively zero.”

Fund Changes and Highlights

Goldman Sachs Future Consumer Equity ETF

•	The Fund, which seeks long-term growth of capital, launched on November 9, 2021.

•	The Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•

The Fund intends to invest in companies Goldman Sachs Asset Management, L.P. (“Investment Adviser”) believes are aligned with the key themes associated with the different and evolving priorities and spending habits of younger consumers, which include, but are not limited to, the increased adoption of technology and their different lifestyle preferences and values (the “Key Themes”).

•	At the end of the Reporting Period, the Key Themes were:

•

Technology-Enabled Consumption — Companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including but not limited to the connected world, social media, e-commerce, entertainment and gaming, fintech, mobility and the digital workforce.

•

Lifestyle and Values — Companies that, in the Investment Adviser’s view, provide or help create products, services or technologies in areas including but not limited to sustainable living, experiences, education, health & wellness, childcare and luxury.

3

MARKET REVIEW

Goldman Sachs Future Health Care Equity ETF

•	The Fund, which seeks long-term growth of capital, launched on November 9, 2021.

•	The Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•	The Fund intends to invest in companies the Investment Adviser believes are aligned with the key themes associated with innovation in health care (the “Key Themes”).

•	At the end of the Reporting Period, the Key Themes were:

•

Genomics — Companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including but not limited to sequencing, diagnostic testing and the genomics supply chain.

•

Precision Medicine — Companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including but not limited to targeted oncology, gene/cell therapy and rare diseases.

•

Technology-Enabled Procedures — Companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including but not limited to robotic surgery and minimally invasive procedures.

•

Digital Healthcare — Companies that, in the Investment Adviser’s view, provide, invest in or help create products, services or technologies in areas including but not limited to connected devices, digital transformation and online health.

Goldman Sachs Future Planet Equity ETF

•

The Fund underperformed its benchmark index, the MSCI All Country World Index, during the Reporting Period, as concerns around inflation and monetary policy tightening led investors to shift out of growth-oriented stocks and into more cyclical, value-oriented stocks. In this environment, the Fund was hampered by its deliberate overweight in the stocks of higher growth, more innovative and high quality companies.

•	From a theme perspective, the Fund’s overweight in Sustainable Consumption contributed positively to its performance, while stock selection in Clean Energy detracted from relative returns.

•	In sector terms, the Fund benefited from stock selection in communication services and consumer discretionary. Overweight positions in the industrials and materials sectors hurt relative performance.

•	From a country perspective, stock selection in China supported the Fund’s relative returns, while overweights in the U.S. and Japan detracted from relative results.

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

•	The Fund, which seeks long-term growth of capital, launched on November 9, 2021.

•	The Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•

The Fund generally intends to invest in real estate and infrastructure companies the Investment Adviser believes are aligned with key themes associated with secular growth drivers for real estate and infrastructure assets (the “Real Estate Key Themes”).

•	At the end of the Reporting Period, the Real Estate Key Themes were:

•

Innovation — Real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate innovation-driven demand drivers including but not limited to towers, digital storage, cold storage, logistics, life-science office and studio office.

•

Demographic Shifts — Real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate demographic-driven demand drivers in areas including but not limited to select multi-family, single family rental, self-storage and health care.

4

MARKET REVIEW

•

Experiences Over Things — Real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate experience-driven demand drivers in areas including but not limited to leisure hotels, airports, toll roads, rails and ports.

•

Environmental Sustainability — Real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate environmental sustainability-driven demand drivers in areas including but not limited to utilities enabling energy transition, alternative energy producers, energy storage and grid services.

•

Social Sustainability — Real estate and infrastructure companies that, in the Investment Adviser’s view, facilitate social sustainability-driven demand drivers in areas including but not limited to affordable housing, health care, education and waste management.

Goldman Sachs Future Tech Leaders Equity ETF

•	The Fund, which seeks long-term growth of capital, launched on September 14, 2021.

•	The Fund is an actively managed ETF; it is not an index fund and does not seek to replicate the performance of a specified index.

•

The Fund intends to invest in technology companies the Investment Adviser believes are driving technological innovation or benefiting from the enablement of technology and have the potential to grow their business over many years.

•	The Investment Adviser seeks to:

•

Identify companies at various growth stages that are developing differentiated technology to either disrupt existing markets, serve existing markets more efficiently or apply proven business models to new geographies.

•

Invest in companies that use technology to drive long-term compounding revenue growth, as well as more mature technology companies that are evolving their business models to exploit new growth opportunities.

5

FUND BASICS

Goldman Sachs Future Consumer Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$32.00
Net Asset Value (NAV)[1]	$32.05

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 09, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI ACWI Growth Index[3]
Shares	-19.94%	-20.06%	-12.88%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The MSCI ACWI Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business	Country

Amazon.com, Inc.	7.0%	Consumer Discretionary	United States
Alphabet, Inc., Class C	6.7	Communication Services	United States
LVMH Moet Hennessy Louis Vuitton SE	3.9	Consumer Discretionary	France
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7	Information Technology	Taiwan
NVIDIA Corp.	3.7	Information Technology	United States
Mastercard, Inc., Class A	3.3	Information Technology	United States
MediaTek, Inc.	3.2	Information Technology	Taiwan
Ulta Beauty, Inc.	3.1	Consumer Discretionary	United States
Walt Disney Co. (The)	3.1	Communication Services	United States
NIKE, Inc., Class B	2.9	Consumer Discretionary	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks long-term growth of capital.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Goldman Sachs Future Health Care Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$32.98
Net Asset Value (NAV)[1]	$32.90

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 09, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI ACWI Health Care Index[3]
Shares	-17.09%	-16.90%	-5.44%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The MSCI ACWI Health Care Index includes large and mid cap securities across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries*. All securities in the index are classified in the Health Care as per the Global Industry Classification Standard (GICS®).

*	DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business	Country

Eli Lilly & Co.	5.3%	Health Care	United States
AstraZeneca PLC	4.1	Health Care	United Kingdom
Boston Scientific Corp.	4.0	Health Care	United States
West Pharmaceutical Services, Inc.	3.8	Health Care	United States
Edwards Lifesciences Corp.	3.7	Health Care	United States
PerkinElmer, Inc.	3.7	Health Care	United States
Intuitive Surgical, Inc.	3.6	Health Care	United States
Insulet Corp.	3.5	Health Care	United States
Neurocrine Biosciences, Inc.	3.4	Health Care	United States
Catalent, Inc.	3.1	Health Care	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.3% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to long-term growth of capital.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

FUND BASICS

Goldman Sachs Future Planet Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$34.30
Net Asset Value (NAV)[1]	$34.47

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI All Country World Index[3]
Shares	-18.21%	-18.75%	-5.26%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 25 Emerging Markets (EM) countries. With 2,975 constituents, the index covers approximately 85% of the global investable equity opportunity set as of February 28, 2022. It is not possible to invest directly into an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Enel SpA	4.3%	Utilities
Iberdrola SA	3.6	Utilities
Ecolab, Inc.	3.6	Materials
Danaher Corp.	3.4	Health Care
NextEra Energy, Inc.	3.3	Utilities
Koninklijke DSM NV	3.1	Materials
Delta Electronics, Inc.	3.0	Information Technology
Schneider Electric SE	2.9	Industrials
Infineon Technologies AG	2.9	Information Technology
Daikin Industries Ltd.	2.8	Industrials

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.2% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI ACWI Index (Net, USD, Unhedged).

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

11

FUND BASICS

Goldman Sachs Future Real Estate and Infrastructure Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$37.75
Net Asset Value (NAV)[1]	$37.78

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

November 09, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Future Real Estate and Infrastructure Composite Index[3]
Shares	-5.42%	-5.49%	-2.94%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	Future Real Estate and Infrastructure Composite Index consist of the FTSE Global Core Infrastructure 50/50 Index and the FTSE EPRA/NAREIT Developed Index. The FTSE Global Core Infrastructure 50/50 Index give participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for these indexes are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. Company weights within each group are adjusted in proportion to their investable market capitalisation. It is not possible to invest directly in an unmanaged index. The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

12

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

National Grid PLC	4.6%	Utilities
American Tower Corp. REIT	4.6	Real Estate
NextEra Energy, Inc.	4.2	Utilities
Alexandria Real Estate Equities, Inc. REIT	3.8	Real Estate
Vonovia SE	3.7	Real Estate
SBA Communications Corp. REIT	3.7	Real Estate
Transurban Group	3.5	Industrials
Equinix, Inc. REIT	3.5	Real Estate
Vinci SA	3.2	Industrials
AES Corp. (The)	2.7	Utilities

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks long-term growth of capital.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

13

FUND BASICS

Goldman Sachs Future Tech Leaders Equity ETF

as of February 28, 2022

FUND SNAPSHOT

As of February 28, 2022

Market Price[1]	$32.37
Net Asset Value (NAV)[1]	$32.32

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 14, 2021–February 28, 2022	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	MSCI All Country World Index[3]
Shares	-19.64%	-19.52%	-4.55%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 25 Emerging Markets (EM) countries. With 2,975 constituents, the index covers approximately 85% of the global investable equity opportunity set as of February 28, 2022. It is not possible to invest directly into an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund is newly incepted and does not have a track record. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

14

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/22[4]

Holding	% of Net Assets	Line of Business

Marvell Technology, Inc.	2.9%	Information Technology
Palo Alto Networks, Inc.	2.8	Information Technology
ON Semiconductor Corp.	2.7	Information Technology
Workday, Inc., Class A	2.5	Information Technology
Bill.com Holdings, Inc.	2.5	Information Technology
MediaTek, Inc.	2.4	Information Technology
Kingdee International Software Group Co. Ltd.	2.4	Information Technology
Silergy Corp.	2.3	Information Technology
Tokyo Electron Ltd.	2.2	Information Technology
MercadoLibre, Inc.	2.2	Consumer Discretionary

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK[5]

February 28, 2022

[5]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.5% of the Fund’s net assets as of February 28, 2022. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks long-term growth of capital.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

15

PORTFOLIO RESULTS

Index Definition

S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Russell 3000 Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. It is not possible to invest directly in an index. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 825 constituents, the index covers approximately 85% of the free float adjusted market capitalization in each country. The Developed Markets countries in the MSCI EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The MSCI Russia Index is designed to measure the performance of the large and mid cap segments of the Russian market. With 25 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Russia

16

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Communication Services – 33.2%
460	Alphabet, Inc., Class C*	$1,240,997
1,224	Baidu, Inc. ADR (China)*	186,587
3,582	Bilibili, Inc., Class Z (China)*	108,647
8,921	Bumble, Inc., Class A*	228,645
4,773	CTS Eventim AG & Co. KGaA (Germany)*	335,815
2,281	Electronic Arts, Inc.	296,735
3,998	Live Nation Entertainment, Inc.*	483,038
3,508	Match Group, Inc.*	391,107
1,316	Meta Platforms, Inc., Class A*	277,715
1,059	NAVER Corp. (South Korea)	280,087
22,230	NetEase, Inc. (China)	433,863
1,176	Sea Ltd. ADR (Taiwan)*	171,226
8,540	Snap, Inc., Class A*	341,088
7,719	Tencent Holdings Ltd. (China)	416,095
2,983	T-Mobile US, Inc.*	367,535
3,813	Walt Disney Co. (The)*	566,078

		6,125,258

Consumer Discretionary – 26.1%
422	Amazon.com, Inc.*	1,296,072
1,211	Etsy, Inc.*	187,572
14,202	Farfetch Ltd., Class A (United Kingdom)*	270,548
411	JD.com, Inc., Class A (China)*	14,686
966	LVMH Moet Hennessy Louis Vuitton SE (France)	715,999
9,880	Meituan, Class B (China)*(a)	217,737
449	MercadoLibre, Inc. (Brazil)*	505,866
7,960	Moncler SpA (Italy)	484,406
3,925	NIKE, Inc., Class B	535,959
1,532	Ulta Beauty, Inc.*	573,734

		4,802,579

Consumer Staples – 2.9%
32,937	Davide Campari-Milano NV (Italy)	360,626
9,152	Ocado Group PLC (United Kingdom)*	168,600

		529,226

Health Care – 2.9%
2,427	Guardant Health, Inc.*	160,838
1,167	Illumina, Inc.*	381,142

		541,980

Industrials – 2.2%
10,112	Experian PLC (United Kingdom)	397,943

Information Technology – 17.9%
67,311	Locaweb Servicos de Internet SA (Brazil)*(a)	130,527
1,674	Mastercard, Inc., Class A	604,013
15,433	MediaTek, Inc. (Taiwan)	597,282
2,773	NVIDIA Corp.	676,196
2,433	PayPal Holdings, Inc.*	272,326
13,894	Sunny Optical Technology Group Co. Ltd. (China)	331,982
31,543	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	679,578

		3,291,904

Common Stocks – (continued)
Materials – 4.8%
5,721	Ball Corp.	513,402
1,992	Koninklijke DSM NV (Netherlands)	374,320

		887,722

Real Estate – 2.8%
2,322	American Tower Corp. REIT	526,792

Utilities – 5.0%
16,253	EDP Renovaveis SA (Spain)	396,507
6,761	NextEra Energy, Inc.	529,183

		925,690

TOTAL INVESTMENTS – 97.8%
(Cost $20,525,803)		$18,029,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		398,064

NET ASSETS – 100.0%		$18,427,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 2.4%
2,935	CSL Ltd. (Health Care)	$553,701

China – 0.5%
14,433	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	118,679

Denmark – 3.0%
20,426	Genmab A/S ADR (Health Care)*	683,454

France – 1.1%
645	Sartorius Stedim Biotech (Health Care)	248,781

Italy – 0.4%
5,358	Stevanato Group SpA (Health Care)*	85,996

Japan – 4.5%
9,622	Chugai Pharmaceutical Co. Ltd. (Health Care)	317,461
3,848	Hoya Corp. (Health Care)	496,306
8,659	Kyowa Kirin Co. Ltd. (Health Care)	222,086

		1,035,853

Netherlands – 2.1%
1,449	Argenx SE ADR (Health Care)*	416,892
4,491	Pharvaris NV (Health Care)*	76,796

		493,688

Sweden – 0.2%
2,247	Olink Holding AB ADR (Health Care)*(b)	38,401

Switzerland – 1.2%
419	Lonza Group AG (Health Care)	291,101

United Kingdom – 4.6%
7,712	AstraZeneca PLC (Health Care)	937,387
19,881	Oxford Nanopore Technologies PLC (Health Care)*	122,573

		1,059,960

United States – 79.1%
2,383	908 Devices, Inc. (Information Technology)*(b)	39,629
8,612	Agios Pharmaceuticals, Inc. (Health Care)*	268,092
3,041	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	575,965
731	Align Technology, Inc. (Health Care)*	373,877
7,260	Allogene Therapeutics, Inc. (Health Care)*	66,429
2,780	Alnylam Pharmaceuticals, Inc. (Health Care)*	438,823
2,089	Arena Pharmaceuticals, Inc. (Health Care)*	198,392
3,030	Axonics, Inc. (Health Care)*	171,983
4,465	Beam Therapeutics, Inc. (Health Care)*	349,833
1,896	Biogen, Inc. (Health Care)*	400,075
20,916	Boston Scientific Corp. (Health Care)*	923,860
5,090	Bristol-Myers Squibb Co. (Health Care)	349,530
6,901	Catalent, Inc. (Health Care)*	704,178
5,176	Certara, Inc. (Health Care)*	131,160

Common Stocks – (continued)
United States – (continued)
990	Cooper Cos., Inc. (The) (Health Care)	404,930
1,649	Danaher Corp. (Health Care)	452,502
1,009	Dexcom, Inc. (Health Care)*	417,635
7,640	Edwards Lifesciences Corp. (Health Care)*	858,507
4,897	Eli Lilly & Co. (Health Care)	1,224,005
8,191	Exelixis, Inc. (Health Care)*	168,161
4,522	Guardant Health, Inc. (Health Care)*	299,673
11,268	Halozyme Therapeutics, Inc. (Health Care)*	399,676
771	IDEXX Laboratories, Inc. (Health Care)*	410,442
1,588	Illumina, Inc. (Health Care)*	518,641
3,047	Insulet Corp. (Health Care)*	806,510
2,886	Intuitive Surgical, Inc. (Health Care)*	837,892
10,206	MaxCyte, Inc. (Health Care)*	71,034
279	Mettler-Toledo International, Inc. (Health Care)*	393,039
8,601	Neurocrine Biosciences, Inc. (Health Care)*	772,972
3,579	Novanta, Inc. (Information Technology)*	488,999
9,427	Pacific Biosciences of California, Inc. (Health Care)*	112,370
4,766	PerkinElmer, Inc. (Health Care)	856,021
3,936	Quanterix Corp. (Health Care)*	132,801
10,291	Rapid Micro Biosystems, Inc., Class A (Health Care)*	71,934
677	Repligen Corp. (Health Care)*	133,166
4,751	Seagen, Inc. (Health Care)*	612,261
1,544	Shockwave Medical, Inc. (Health Care)*	273,643
13,181	Sonendo, Inc. (Health Care)*	63,269
2,126	Tandem Diabetes Care, Inc. (Health Care)*	239,451
2,951	Turning Point Therapeutics, Inc. (Health Care)*	93,429
2,098	Twist Bioscience Corp. (Health Care)*	117,362
2,936	Ultragenyx Pharmaceutical, Inc. (Health Care)*	197,652
2,780	Veeva Systems, Inc., Class A (Health Care)*	636,759
2,279	West Pharmaceutical Services, Inc. (Health Care)	882,155
2,184	Zimmer Biomet Holdings, Inc. (Health Care)	277,783

		18,216,500

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $25,197,181)		$22,826,114

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
60,488	0.026%	$60,488
(Cost $60,488)

TOTAL INVESTMENTS – 99.4%
(Cost $25,257,669)		$22,886,602

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		139,912

NET ASSETS – 100.0%		$23,026,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Health Care	95.2%
Real Estate	2.5%
Information Technology	2.3%

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Australia – 0.2%
313,693	Carbon Revolution Ltd. (Consumer Discretionary)*	$202,592

Belgium – 1.4%
39,204	Umicore SA (Materials)	1,615,606

China – 4.3%
31,000	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	2,620,311
1,275,777	Xinyi Solar Holdings Ltd. (Information Technology)	2,305,434

		4,925,745

Denmark – 5.8%
27,222	Chr Hansen Holding A/S (Materials)	1,991,949
35,825	Novozymes A/S, Class B (Materials)	2,354,235
17,723	Orsted AS (Utilities)(a)	2,304,709

		6,650,893

Finland – 1.8%
51,824	Neste OYJ (Energy)	2,047,784

France – 1.1%
28,429	Imerys SA (Materials)	1,219,782

Germany – 2.9%
95,304	Infineon Technologies AG (Information Technology)	3,291,114

Ireland – 1.0%
11,896	Kingspan Group PLC (Industrials)	1,160,321

Italy – 4.3%
657,749	Enel SpA (Utilities)	4,875,236

Japan – 10.4%
17,240	Daikin Industries Ltd. (Industrials)	3,174,076
36,204	Horiba Ltd. (Information Technology)	2,071,494
5,172	Keyence Corp. (Information Technology)	2,415,022
51,721	Kurita Water Industries Ltd. (Industrials)	2,110,603
24,136	Nidec Corp. (Industrials)	2,071,075

		11,842,270

Netherlands – 5.1%
40,894	Aalberts NV (Industrials)	2,283,288
18,844	Koninklijke DSM NV (Materials)	3,541,003
13,237	Pryme BV (Industrials)*(a)	17,913

		5,842,204

Norway – 1.7%
690,143	Aker Carbon Capture ASA (Industrials)*	1,334,193
1,692,074	Aker Offshore Wind AS (Industrials)*(b)	469,505
102,682	Circa Group AS (Materials)*	77,067

		1,880,765

Common Stocks – (continued)
Spain – 3.6%
355,269	Iberdrola SA (Utilities)	4,062,210

Sweden – 0.5%
43,514	Re:NewCell AB (Materials)*(b)	627,477

Switzerland – 4.2%
70,237	ABB Ltd. (Industrials)	2,384,743
7,017	Sika AG (Materials)	2,340,402

		4,725,145

Taiwan – 3.0%
383,358	Delta Electronics, Inc. (Information Technology)	3,370,706

United Kingdom – 2.4%
599,528	DS Smith PLC (Materials)	2,772,021

United States – 45.9%
11,499	Albemarle Corp. (Materials)	2,252,539
23,533	Aptiv PLC (Consumer Discretionary)*	3,046,112
25,102	Ball Corp. (Materials)	2,252,653
66,840	Bloom Energy Corp., Class A (Industrials)*	1,483,848
13,965	Danaher Corp. (Health Care)	3,832,136
37,377	Danimer Scientific, Inc. (Materials)*(b)	148,760
19,395	Darling Ingredients, Inc. (Consumer Staples)*	1,405,750
20,464	DocuSign, Inc. (Information Technology)*	2,423,552
22,998	Ecolab, Inc. (Materials)	4,053,627
27,636	Itron, Inc. (Information Technology)*	1,317,408
47,290	NextEra Energy, Inc. (Utilities)	3,701,388
75,633	Nuvve Holding Corp. (Industrials)*(b)	561,197
267,224	Oatly Group AB ADR (Consumer Staples)*	1,803,762
21,326	Schneider Electric SE (Industrials)	3,348,203
134,819	Shoals Technologies Group, Inc., Class A (Industrials)*	2,131,488
210,289	Smart Wires Technology Ltd. SDR (Industrials)*	240,631
9,896	SolarEdge Technologies, Inc. (Information Technology)*	3,160,980
54,841	Tattooed Chef, Inc. (Consumer Staples)*(b)	665,770
13,723	Trane Technologies PLC (Industrials)	2,112,381
18,395	Waste Connections, Inc. (Industrials)	2,271,599
15,706	Waste Management, Inc. (Industrials)	2,267,946
50,135	Westrock Co. (Materials)	2,269,611
23,723	Wolfspeed, Inc. (Information Technology)*	2,436,827
33,463	Xylem, Inc. (Industrials)	2,976,534

		52,164,702

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $129,750,093)		$113,276,573

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,320,584	0.026%	$1,320,584
(Cost $1,320,584)

TOTAL INVESTMENTS – 100.8%
(Cost $131,070,677)		$114,597,157

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(855,135)

NET ASSETS – 100.0%		$113,742,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
SDR	—Swedish Depositary Receipt

The below table represents the sector breakdown of investments as a percentage of total market value of the Fund:

Sector Name	% of Market Value
Industrials	30.8%
Materials	24.4%
Information Technology	20.1%
Utilities	13.2%
Consumer Staples	3.4%
Health Care	3.4%
Consumer Discretionary	2.9%
Energy	1.8%

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communication Services – 2.1%
8,856	Cellnex Telecom SA (Spain)*(a)	$404,249

Energy – 1.0%
1,471	Cheniere Energy, Inc.	195,496

Health Care – 1.0%
19,588	Chartwell Retirement Residences (Canada)	187,950

Industrials – 10.2%
59,369	Enav SpA (Italy)*(a)	273,801
71,452	Transurban Group (Australia)	657,966
1,562	Union Pacific Corp.	384,174
5,684	Vinci SA (France)	603,441

		1,919,382

Information Technology – 0.9%
22,815	NEXTDC Ltd. (Australia)*	175,987

Materials – 3.0%
952	Linde PLC (United Kingdom)	279,165
736	Martin Marietta Materials, Inc.	279,238

		558,403

Real Estate – 55.1%
3,809	Alexandria Real Estate Equities, Inc. REIT	721,425
3,806	American Tower Corp. REIT	863,467
6,697	Americold Realty Trust REIT	178,944
1,559	AvalonBay Communities, Inc. REIT	371,962
9,086	Big Yellow Group PLC REIT (United Kingdom)	172,505
9,878	CTP NV (Netherlands)(a)	169,198
37,025	DigitalBridge Group, Inc. REIT*	268,431
5,245	Duke Realty Corp. REIT	277,985
921	Equinix, Inc. REIT	653,661
3,677	Equity LifeStyle Properties, Inc. REIT	274,378
2,716	Equity Residential REIT	231,675
178	GLP J REIT (Japan)	265,203
28,083	Goodman Group REIT (Australia)	453,013
8,759	Healthpeak Properties, Inc. REIT	272,055
82,978	Ingenia Communities Group REIT (Australia)	308,893
12,084	Invitation Homes, Inc. REIT	456,775
2,014	Prologis, Inc. REIT	293,742
1,218	Public Storage REIT	432,414
5,158	Ryman Hospitality Properties, Inc. REIT*	454,471
2,282	SBA Communications Corp. REIT	692,336
22,016	Segro PLC REIT (United Kingdom)	384,463
10,380	Summit Industrial Income REIT (Canada)	176,199
2,627	Terreno Realty Corp. REIT	180,711
26,158	UNITE Group PLC (The) REIT (United Kingdom)	374,841
5,467	Ventas, Inc. REIT	295,218
13,167	Vonovia SE (Germany)	702,486
5,807	Welltower, Inc. REIT	483,665

		10,410,116

Utilities – 25.6%
23,587	AES Corp. (The)	500,752
1,582	American Water Works Co., Inc.	239,024

Common Stocks – (continued)
Utilities – (continued)
4,874	CMS Energy Corp.	311,985
11,278	EDP Renovaveis SA (Spain)	275,137
38,942	Enel SpA (Italy)	288,638
26,482	Engie SA (France)	424,396
3,493	Eversource Energy	285,727
57,168	National Grid PLC (United Kingdom)	867,382
10,234	NextEra Energy, Inc.	801,015
2,369	Orsted AS (Denmark)(a)	308,066
7,124	Veolia Environnement SA (France)	249,733
3,102	WEC Energy Group, Inc.	281,910

		4,833,765

TOTAL INVESTMENTS – 98.9%
(Cost $19,416,367)		$18,685,348

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		203,972

NET ASSETS – 100.0%		$18,889,320

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Communication Services – 11.0%
157,616	Baidu, Inc., Class A (China)*	$2,973,316
43,344	Bilibili, Inc., Class Z (China)*	1,314,682
64,429	Cellnex Telecom SA (Spain)*(a)	2,940,982
38,464	Match Group, Inc.*	4,288,351
15,275	NAVER Corp. (South Korea)	4,039,963
227,461	NetEase, Inc. (China)	4,439,357
10,004	Sea Ltd. ADR (Taiwan)*	1,456,582
83,455	Snap, Inc., Class A*	3,333,193
82,051	Twitter, Inc.*	2,916,913
71,449	Yandex NV, Class A (Russia)*	1,064,590

		28,767,929

Consumer Discretionary – 6.2%
31,993	Aptiv PLC*	4,141,174
21,110	Etsy, Inc.*	3,269,728
15,544	Expedia Group, Inc.*	3,048,334
5,153	MercadoLibre, Inc. (Brazil)*	5,805,627

		16,264,863

Health Care – 1.1%
22,227	Hoya Corp. (Japan)	2,866,786

Industrials – 1.7%
53,410	Nidec Corp. (Japan)	4,583,035

Information Technology – 76.3%
1,872	Adyen NV (Netherlands)*(a)	3,920,146
27,258	Affirm Holdings, Inc.*	1,140,475
75,068	AppLovin Corp., Class A*	4,359,949
74,280	ASMedia Technology, Inc. (Taiwan)	4,504,227
14,384	Atlassian Corp. PLC, Class A*	4,397,477
27,068	Bill.com Holdings, Inc.*	6,438,936
32,827	Cadence Design Systems, Inc.*	4,970,993
63,257	Cognizant Technology Solutions Corp., Class A	5,448,325
20,067	Datadog, Inc., Class A*	3,232,994
384,412	Delta Electronics, Inc. (Taiwan)	3,379,974
73,045	Dlocal Ltd. (Uruguay)*	2,384,919
21,746	DocuSign, Inc.*	2,575,379
67,564	Dynatrace, Inc.*	3,001,193
32,188	Entegris, Inc.	4,199,890
6,739	EPAM Systems, Inc.*	1,400,027
40,194	Fidelity National Information Services, Inc.	3,827,675
9,696	HubSpot, Inc.*	5,090,400
136,476	Infineon Technologies AG (Germany)	4,712,898
2,519,963	Kingdee International Software Group Co. Ltd. (China)*	6,185,660
467,938	Luxshare Precision Industry Co. Ltd., Class A (China)	3,220,689
109,620	Marvell Technology, Inc.	7,490,335
160,591	MediaTek, Inc. (Taiwan)	6,215,132
35,613	MKS Instruments, Inc.	5,363,318
14,238	Motorola Solutions, Inc.	3,138,482
21,431	NXP Semiconductors NV (China)	4,074,462
15,761	Okta, Inc.*	2,881,741
110,868	ON Semiconductor Corp.*	6,941,446

Common Stocks – (continued)
Information Technology – (continued)
12,191	Palo Alto Networks, Inc.*	7,244,502
12,621	Paylocity Holding Corp.*	2,681,205
59,665	Procore Technologies, Inc.*	3,889,561
134,506	Qualtrics International, Inc., Class A*	4,079,567
16,548	RingCentral, Inc., Class A*	2,165,140
95,848	Sangfor Technologies, Inc., Class A (China)	2,210,124
45,717	Silergy Corp. (China)	5,935,790
16,166	Snowflake, Inc., Class A*	4,294,660
34,426	Splunk, Inc.*	4,065,711
83,986	TDK Corp. (Japan)	3,354,336
12,129	Tokyo Electron Ltd. (Japan)	5,873,100
120,554	UiPath, Inc., Class A*	4,184,429
406,140	Unimicron Technology Corp. (Taiwan)	3,679,670
2,382,895	United Microelectronics Corp. (Taiwan)	4,428,351
843,410	Vanguard International Semiconductor Corp. (Taiwan)	3,775,565
692,274	Venustech Group, Inc., Class A (China)	2,650,609
306,140	Viavi Solutions, Inc.*	5,020,696
3,206,969	Weimob, Inc. (China)*(a)(b)	2,101,396
38,268	Wolfspeed, Inc.*	3,930,889
28,806	Workday, Inc., Class A*	6,598,014
12,571	Zscaler, Inc.*	3,006,355

		199,666,812

Real Estate – 1.7%
14,485	SBA Communications Corp. REIT	4,394,604

TOTAL COMMON STOCKS
(Cost $306,444,467)		$256,544,029

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $306,444,467)		$256,544,029

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,376,389	0.026%	$1,376,389
(Cost $1,376,389)

TOTAL INVESTMENTS – 98.5%
(Cost $307,820,856)		$257,920,418

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		3,879,841

NET ASSETS – 100.0%		$261,800,259

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments (continued)

February 28, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF
Assets:

Investments at value (cost $20,525,803, $25,197,181, $129,750,093 and $19,416,367, respectively)(a)	$18,029,094	$22,826,114	$113,276,573	$18,685,348

Investments in securities lending reinvestment vehicle, at value which equals cost	—	60,488	1,320,584	—

Cash	401,993	137,580	347,959	169,100

Foreign currency, at value (cost $2,138, $—, $— and $24,399, respectively)	2,123	—	—	24,354

Receivables:

Dividends	4,214	22,533	58,475	19,907

Investments sold	—	245,910	4,732,325	104,575

Securities lending income	—	11	9,044	—

Foreign tax reclaims	—	—	7,082	368

Total assets	18,437,424	23,292,636	119,752,042	19,003,652

Liabilities:

Payables:

Management fees	10,266	12,987	61,994	10,300

Upon return of securities loaned	—	60,488	1,320,584	—

Investments purchased	—	192,638	4,622,127	104,032

Foreign bank overdraft (cost $—, $9, $3,660 and $—, respectively)	—	9	3,630	—

Accrued expenses	—	—	1,685	—

Total liabilities	10,266	266,122	6,010,020	114,332

Net Assets:

Paid-in capital	21,475,043	25,711,602	131,301,793	19,674,518

Total distributable loss	(3,047,885)	(2,685,088)	(17,559,771)	(785,198)

NET ASSETS	$18,427,158	$23,026,514	$113,742,022	$18,889,320
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	575,000	700,000	3,300,000	500,000

Net asset value per share:	$32.05	$32.90	$34.47	$37.78

(a)	Includes loaned securities having a market value of $59,658 and $1,332,693 for Future Health Care Equity ETF and Future Planet Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Assets and Liabilities (continued)

February 28, 2022 (Unaudited)

Future Tech Leaders Equity ETF
Assets:

Investments at value (cost $306,444,467)(a)	$256,544,029

Investments in securities lending reinvestment vehicle, at value which equals cost	1,376,389

Cash	5,059,974

Receivables:

Fund shares sold	1,616,051

Dividends	29,505

Foreign tax reclaims	4,679

Securities lending income	376

Total assets	264,631,003

Liabilities:

Payables:

Upon return of securities loaned	1,376,389

Investments purchased	1,305,734

Management fees	148,621

Total liabilities	2,830,744

Net Assets:

Paid-in capital	317,568,893

Total distributable loss	(55,768,634)

NET ASSETS	$261,800,259
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	8,100,000

Net asset value per share:	$32.32

(a)	Includes loaned securities having a market value of $1,307,089.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Future Consumer Equity ETF*	Future Health Care Equity ETF*	Future Planet Equity ETF	Future Real Estate and Infrastructure Equity ETF*
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,101, $453, $45,969 and $5,129, respectively)	$11,244	$26,962	$422,003	$75,742

Securities lending income — unaffiliated issuer	—	1,699	46,205	—

Non cash dividend income	15,016	—	—	—

Total investment income	26,260	28,661	468,208	75,742

Expenses:

Management fees	28,459	35,886	337,479	27,313

Trustee fees	1,272	1,265	3,492	1,278

Total expenses	29,731	37,151	340,971	28,591

NET INVESTMENT INCOME (LOSS)	(3,471)	(8,490)	127,237	47,151

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(544,513)	(305,263)	(1,186,112)	(74,194)

Foreign currency transactions	(3,175)	(244)	(7,677)	(574)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(2,496,709)	(2,371,067)	(19,406,010)	(731,019)

Foreign currency translations	(17)	(24)	(2,412)	(52)

Net realized and unrealized loss	(3,044,414)	(2,676,598)	(20,602,211)	(805,839)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,047,885)	$(2,685,088)	$(20,474,974)	$(758,688)

*	For the period November 9, 2021 (commencement of operations) through February 28, 2022.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Operations (continued)

For the Period Ended February 28, 2022

Future Tech Leaders Equity ETF*
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $20,978)	$226,259

Securities lending income — unaffiliated issuer	3,007

Total investment income	229,266

Expenses:

Management fees	793,626

Trustee fees	3,875

Total expenses	797,501

NET INVESTMENT LOSS	(568,235)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(5,345,211)

In-kind redemptions	92,254

Foreign currency transactions	(46,911)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(49,900,438)

Foreign currency translations	(93)

Net realized and unrealized loss	(55,200,399)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,768,634)

*	For the period September 14, 2021 (commencement of operations) through February 28, 2022.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Changes in Net Assets

	Future Consumer Equity ETF	Future Health Care Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
From operations:

Net investment loss	$(3,471)	$(8,490)

Net realized loss	(547,688)	(305,507)

Net change in unrealized loss	(2,496,726)	(2,371,091)

Net decrease in net assets resulting from operations	(3,047,885)	(2,685,088)

From share transactions:

Proceeds from sales of shares	21,475,043	25,711,602

Net increase in net assets resulting from share transactions	21,475,043	25,711,602

TOTAL INCREASE	18,427,158	23,026,514

Net assets:

Beginning of period	$—	$—

End of period	$18,427,158	$23,026,514

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Future Planet Equity ETF		Future Real Estate and Infrastructure Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period July 13, 2021* to August 31, 2021	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
From operations:

Net investment income	$127,237	$24,822	$47,151

Net realized gain (loss)	(1,193,789)	37,501	(74,768)

Net change in unrealized gain (loss)	(19,408,422)	2,932,519	(731,071)

Net increase (decrease) in net assets resulting from operations	(20,474,974)	2,994,842	(758,688)

Distributions to shareholders:

From distributable earnings	(79,639)	—	(26,510)

From share transactions:

Proceeds from sales of shares	74,191,707	57,110,086	19,674,518

Net increase in net assets resulting from share transactions	74,191,707	57,110,086	19,674,518

TOTAL INCREASE	53,637,094	60,104,928	18,889,320

Net assets:

Beginning of period	$60,104,928	$—	$—

End of period	$113,742,022	$60,104,928	$18,889,320

*	Commencement of operations.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statements of Changes in Net Assets (continued)

Future Tech Leaders Equity ETF
For the Period September 14, 2021* to February 28, 2022 (Unaudited)
From operations:

Net investment loss	$(568,235)

Net realized loss	(5,299,868)

Net change in unrealized loss	(49,900,531)

Net decrease in net assets resulting from operations	(55,768,634)

From share transactions:

Proceeds from sales of shares	319,392,187

Cost of shares redeemed	(1,823,294)

Net increase in net assets resulting from share transactions	317,568,893

TOTAL INCREASE	261,800,259

Net assets:

Beginning of period	$—

End of period	$261,800,259

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

	Future Consumer Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$40.03

Net investment loss(a)	(0.01)

Net realized and unrealized loss	(7.97)

Total loss from investment operations	(7.98)

Net asset value, end of period	$32.05

Market price, end of period	$32.00

Total Return at Net Asset Value(b)	(19.94)%

Net assets, end of period (in 000’s)	$18,427

Ratio of total expenses to average net assets	0.75	%(c)

Ratio of net investment loss to average net assets	(0.09	)%(c)

Portfolio turnover rate(d)	15%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

	Future Health Care Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$39.68

Net investment loss(a)	(0.02)

Net realized and unrealized loss	(6.76)

Total loss from investment operations	(6.78)

Net asset value, end of period	$32.90

Market price, end of period	$32.98

Total Return at Net Asset Value(b)	(17.09)%

Net assets, end of period (in 000’s)	$23,027

Ratio of total expenses to average net assets	0.75	%(c)

Ratio of net investment loss to average net assets	(0.17	)%(c)

Portfolio turnover rate(d)	9%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Future Planet Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period July 13, 2021* to August 31, 2021
Per Share Operating Performance:

Net asset value, beginning of period	$42.18		$39.89

Net investment income(a)	0.05		0.02

Net realized and unrealized gain (loss)	(7.73)		2.27

Total gain (loss) from investment operations	(7.68)		2.29

Distributions to shareholders from net investment income	(0.03)		—

Net asset value, end of period	$34.47		$42.18

Market price, end of period	$34.30		$42.25

Total Return at Net Asset Value(b)	(18.21)%		5.74%

Net assets, end of period (in 000’s)	$113,742		$60,104

Ratio of total expenses to average net assets	0.75	%(c)	0.75	%(c)

Ratio of net investment income to average net assets	0.28	%(c)	0.42	%(c)

Portfolio turnover rate(d)	15%		2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

	Future Real Estate and Infrastructure Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$40.05

Net investment income(a)	0.15

Net realized and unrealized loss	(2.31)

Total loss from investment operations	(2.16)

Distributions to shareholders from net investment income	(0.11)

Net asset value, end of period	$37.78

Market price, end of period	$37.75

Total Return at Net Asset Value(b)	(5.42)%

Net assets, end of period (in 000’s)	$18,889

Ratio of total expenses to average net assets	0.75	%(c)

Ratio of net investment income to average net assets	1.24	%(c)

Portfolio turnover rate(d)	15%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

	Future Tech Leaders Equity ETF
	For the Period September 14, 2021* to February 28, 2022 (Unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$40.22

Net investment loss(a)	(0.09)

Net realized and unrealized loss	(7.81)

Total loss from investment operations	(7.90)

Net asset value, end of period	$32.32

Market price, end of period	$32.37

Total Return at Net Asset Value(b)	(19.64)%

Net assets, end of period (in 000’s)	$261,800

Ratio of total expenses to average net assets	0.75	%(c)

Ratio of net investment loss to average net assets	(0.53	)%(c)

Portfolio turnover rate(d)	26%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements

February 28, 2022 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Future Consumer Equity ETF*	Non-Diversified
Goldman Sachs Future Health Care Equity ETF*	Non-Diversified
Goldman Sachs Future Planet Equity ETF	Non-Diversified
Goldman Sachs Future Real Estate and Infrastructure Equity ETF*	Non-Diversified
Goldman Sachs Future Tech Leaders Equity ETF**	Non-Diversified

*	Commenced operations on November 9, 2021
**	Commenced operations on September 14, 2021

The investment objective of each Fund (except the Goldman Sachs Future Planet Equity ETF) is to seek long-term growth of capital. The investment objective of the Goldman Sachs Future Planet Equity ETF is to seek long-term capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions torecover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

37

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’

38

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2022:

FUTURE CONSUMER EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,437,770	$—	$—

Europe	3,504,764	—	—

North America	10,450,167	—	—

South America	636,393	—	—

Total	$18,029,094	$—	$—

39

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

FUTURE HEALTH CARE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,154,532	$—	$—

Europe	2,901,381	—	—

North America	18,216,500	—	—

Oceania	553,701	—	—

Securities Lending Reinvestment Vehicle	60,488	—	—

Total	$22,886,602	$—	$—

FUTURE PLANET EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$20,138,721	$—	$—

Europe	40,770,558	—	—

North America	51,924,071	240,631	—

Oceania	202,592	—	—

Securities Lending Reinvestment Vehicle	1,320,584	—	—

Total	$114,356,526	$240,631	$—

FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$265,203	$—	$—

Europe	5,777,501	—	—

North America	11,046,785	—	—

Oceania	1,595,859	—	—

Total	$18,685,348	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

40

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

FUTURE TECH LEADERS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$84,327,396	$—	$—

Europe	11,574,026	—	—

North America	152,452,061	—	—

South America	8,190,546	—	—

Securities Lending Reinvestment Vehicle	1,376,389	—	—

Total	$257,920,418	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2022, contractual and effective net unitary management fee rates with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee
Future Consumer Equity ETF	0.75%
Future Health Care Equity ETF	0.75%
Future Planet Equity ETF	0.75%
Future Real Estate and Infrastructure Equity ETF	0.75%
Future Tech Leaders Equity ETF	0.75%

41

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Future Consumer Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
	Shares	Dollars

Fund Share Activity
Shares Sold	575,000	$21,469,384
Shares Redeemed	—	—

NET INCREASE IN SHARES	575,000	$21,469,384

*	Commencement of operations

	Goldman Sachs Future Health Care Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
	Shares	Dollars

Fund Share Activity
Shares Sold	700,000	$25,711,140
Shares Redeemed	—	—

NET INCREASE IN SHARES	700,000	$25,711,140

42

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Future Planet Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)		For the Period July 13, 2021* to August 31, 2021
	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,875,000	$74,177,707	1,425,000	$57,104,470
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	1,875,000	$74,177,707	1,425,000	$57,104,470

	Goldman Sachs Future Real Estate and Infrastructure Equity ETF
	For the Period November 9, 2021* to February 28, 2022 (Unaudited)
	Shares	Dollars

Fund Share Activity
Shares Sold	500,000	$19,674,558
Shares Redeemed	—	—

NET INCREASE IN SHARES	500,000	$19,674,558

	Goldman Sachs Future Tech Leaders Equity ETF
	For the Period September 14, 2021* to February 28, 2022 (Unaudited)
	Shares	Dollars

Fund Share Activity
Shares Sold	8,150,000	$319,307,230
Shares Redeemed	(50,000)	(1,823,294)

NET INCREASE IN SHARES	8,100,000	$317,483,936

*	Commencement of operations

43

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Goldman Sachs Future Consumer Equity ETF*	$4,639,915	$1,795,802
Goldman Sachs Future Health Care Equity ETF*	1,280,967	1,269,548
Goldman Sachs Future Planet Equity ETF	18,824,901	13,935,098
Goldman Sachs Future Real Estate and Infrastructure Equity ETF*	1,828,895	1,941,549
Goldman Sachs Future Tech Leaders Equity ETF**	110,160,030	54,233,989

*	Commenced operations on November 9, 2021
**	Commenced operations on September 14, 2021

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2022, were as follows:

Fund	Purchases	Sales
Goldman Sachs Future Consumer Equity ETF*	$18,226,491	$—
Goldman Sachs Future Health Care Equity ETF*	25,491,024	—
Goldman Sachs Future Planet Equity ETF	68,906,173	—
Goldman Sachs Future Real Estate and Infrastructure Equity ETF*	19,628,925	—
Goldman Sachs Future Tech Leaders Equity ETF**	257,289,795	1,518,413

*	Commenced operations on November 9, 2021
**	Commenced operations on September 14, 2021

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invested the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

44

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

7. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2022, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2022:

Fund	Beginning value as of August 31, 2021	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2022
Goldman Sachs Future Health Care Equity ETF*	$—	$671,385	$(610,897)	$60,488
Goldman Sachs Future Planet Equity ETF	1,099,446	10,784,590	(10,563,452)	1,320,584
Goldman Sachs Future Tech Leaders Equity ETF**	—	11,652,321	(10,275,932)	1,376,389

*	Commenced operations on November 9, 2021
**	Commenced operations on September 14, 2021

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2021, the Funds had no capital loss carryforwards.

As of February 28, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Goldman Sachs Future Consumer Equity ETF*	Goldman Sachs Future Health Care Equity ETF*	Goldman Sachs Future Planet Equity ETF	Goldman Sachs Future Real Estate and Infrastructure Equity ETF*	Goldman Sachs Future Tech Leaders Equity ETF**
Tax Cost	$20,525,803	$25,257,669	$131,076,078	$19,416,367	$307,820,856
Gross unrealized gain	83,816	227,190	938,255	222,091	6,659,862
Gross unrealized loss	(2,580,524)	(2,598,257)	(17,417,176)	(953,110)	(56,560,300)
Net unrealized losses	$(2,496,708)	$(2,371,067)	$(16,478,921)	$(731,019)	$(49,900,438)

*	Commenced operations on November 9, 2021
**	Commenced operations on September 14, 2021

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GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Notes to Financial Statements (continued)

February 28, 2022 (Unaudited)

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above

46

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

9. OTHER RISKS (continued)

their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

47

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs ETF Trust (“the Trust”) was held on December 3, 2021 to consider and act upon the proposal below. Each Fund has amortized its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund in an amount equal to the portion of the increase in the Fund’s total expense ratio that exceeds a specified percentage.

At the Meeting, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar and Linda A. Lang were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against/Withheld	Abstain

Cheryl K. Beebe	264,924,160	15,294,512	0

Lawrence Hughes	279,548,931	669,741	0

John F. Killian	264,883,857	15,334,814	0

Steven D. Krichmar	279,552,751	665,920	0

Linda A. Lang	279,620,511	598,160	0

48

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 3-4, 2022, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; (3) the efficiency of the arbitrage function during the Reporting Period; and (4) the impact of local holidays in non-U.S. jurisdictions. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

49

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Fund Expenses — Six Months Ended 2/28/2022 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

Except with respect to Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, and Goldman Sachs Future Real Estate and Infrastructure Equity ETF, which all commenced operations on November 9, 2021 and Goldman Sachs Future Tech Leaders Equity ETF, which commenced operations on September 14, 2021, the example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2021 and held for the six months ended February 28, 2022, which represents a period of 181 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Goldman Sachs Future Consumer Equity ETF				Goldman Sachs Future Health Care Equity ETF				Goldman Sachs Future Planet Equity ETF				Goldman Sachs Future Real Estate and Infrastructure Equity ETF				Goldman Sachs Future Tech Leaders Equity ETF
	Beginning Account Value 11/9/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 11/9/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/1/21	Ending Account Value 2/28/22		Expenses Paid***	Beginning Account Value 11/9/21	Ending Account Value 2/28/22		Expenses Paid*	Beginning Account Value 9/14/21	Ending Account Value 2/28/22		Expenses Paid**
Actual based on NAV	$1,000	$800.60		$2.07	$1,000	$829.10		$2.11	$1,000	$817.91		$3.38	$1,000	$945.80		$2.24	$1,000	$803.60		$3.11
Hypothetical 5% return	$1,000	$1,013.04	+	$2.32	$1,000	$1,013.04	+	$2.32	$1,000	$1,021.07	+	$3.76	$1,000	$1,013.04	+	$2.32	$1,000	$1,019.56	+	$3.49

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	The Fund commenced operations on November 9, 2021. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 112/365, which represents a period of 112 days of a 365 day year (to reflect the Fund’s commencement of operation).

**	The Fund commenced operations on September 14, 2021. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 168/365, which represents a period of 168 days of a 365 day year (to reflect the Fund’s commencement of operation).

***	Expenses for each Fund is calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Goldman Sachs Future Consumer Equity ETF	0.75%
Goldman Sachs Future Health Care Equity ETF	0.75
Goldman Sachs Future Planet Equity ETF	0.75
Goldman Sachs Future Real Estate and Infrastructure Equity ETF	0.75
Goldman Sachs Future Tech Leaders Equity ETF	0.75

50

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Real Estate and Infrastructure Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF. (Unaudited)

Background

The Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Real Estate and Infrastructure Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF (each, a “Fund” and together, the “Funds”) are newly- organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on September 14, 2021 (with respect to Goldman Sachs Future Tech Leaders Equity ETF) and November 9, 2021 (with respect to all other Funds). At meetings held on March 17, 2021 (with respect to Goldman Sachs Future Tech Leaders Equity ETF) and June 9, 2021 (with respect to all other Funds) (the “Meetings”) in connection with the Funds’ organizations, the Board of Trustees, including all of the Trustees present who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

At the Meetings, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with each Fund; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meetings, the Trustees relied upon information included in presentations made by the Investment Adviser at the Meetings and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Funds would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers would operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that each Fund would operate as an actively-managed ETF that seeks long-term growth of capital. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fundamental equity investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations in the current environment. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to each Fund. They also considered that although the Funds were new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

51

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Real Estate and Infrastructure Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF. (Unaudited) (continued)

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Funds, which would include both advisory and non-advisory services directed to the needs and operations of the Funds as ETFs. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of each Fund’s fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Funds. The Trustees concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Funds’ peer groups. The Trustees further noted the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

52

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.21 trillion in assets under supervision as of December 31, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs Future Planet Equity ETF
Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs Physical Gold ETF

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Linda A. Lang Michael Latham Lawrence W. Stranghoener James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 28, 2022 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2022 Goldman Sachs. All rights reserved. 275104-OTU-1593231 FTRETFSAR-22

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Linda A. Lang, and Lawrence W. Stranghoener, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 4, 2021.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 4, 2022

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	May 4, 2022